As filed with the Securities and Exchange Commission on April 28, 2020

Registration No. 333- 185573

811- 06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 13	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 311	☒

SEPARATE ACCOUNT VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8511

Brian Stallworth,Esquire

Transamerica Life Insurance Company

c/o Office of the General Counsel

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499

(Name and Address of Agent for Service)

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2020 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Transamerica Variable Annuity Series	MEMBERS® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica Income EliteSM II
Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	MEMBERS® LandmarkSM Variable Annuity
Transamerica FreedomSM Variable Annuity	MEMBERS® FreedomSM Variable Annuity
Transamerica ExtraSM Variable Annuity	MEMBERS® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	MEMBERS® LibertySM Variable Annuity
Transamerica AxiomSM Variable Annuity	Transamerica PrincipiumSM II Variable Annuity
Income EliteSM Variable Annuity	Transamerica InspireSM Variable Annuity
Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated May 1, 2020

(for Applications signed on or after May 1, 2020)

to the

Prospectus dated May 1, 2020

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are offering for the Retirement Income Max® rider as described in the Retirement Income Max® Rider Fees, Retirement Income Max® – Base Benefit – Withdrawal Percentage and the Retirement Income Max® – Base Benefit – Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The amounts listed below apply for applications signed between May 1, 2020 and June 30, 2020. The rider fee, growth and withdrawal percentages may be different than those listed below for applications signed after June 30, 2020. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEE

Single	Joint
1.50%	1.60%

GROWTH PERCENTAGE

6.50%

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2020.

Please read this Supplement carefully and retain it for future reference.

1

WITHDRAWAL PERCENTAGE

Age at time of	Withdrawal Percentage -	Withdrawal Percentage -
first withdrawal	Single Life Option*	Joint Life Option*
0-58	0.00%	0.00%
59-64	4.00%	3.50%
65-79	5.00%	4.50%
≥ 80	5.50%	5.00%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the rider fee, growth and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days after the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Life Insurance Company
Product Name	SEC File	Product Name	SEC File
	Number		Number
Transamerica Variable Annuity Series	333-185573	MEMBERS® Variable Annuity Series	333-185573

Partners Variable Annuity Series	333-185573	Transamerica Advisor EliteSM II	333-186031

Transamerica AxiomSM II	333-186029	Transamerica Income EliteSM II	333-186032

Transamerica PrincipiumSM III	333-186030	Transamerica Advisor EliteSM Variable	333-187915
Annuity
Transamerica LandmarkSM Variable	33-33085	MEMBERS® LandmarkSM Variable	33-33085
Annuity		Annuity
Transamerica FreedomSM Variable	33-56908	MEMBERS® FreedomSM Variable	33-56908
Annuity		Annuity
Transamerica ExtraSM Variable Annuity	333-187910	MEMBERS® ExtraSM Variable	333-187910
Annuity
Transamerica LibertySM Variable Annuity	333-187911	MEMBERS® LibertySM Variable	333-187911
Annuity
Transamerica AxiomSM Variable Annuity	333-187913	Transamerica PrincipiumSM II Variable	333-187912
Annuity
Income EliteSM Variable Annuity	333-187914	Transamerica InspireSM Variable	333-215598
Annuity
Transamerica Variable Annuity I-Share	333-186031

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2020.

Please read this Supplement carefully and retain it for future reference.

2

Transamerica Variable Annuity Series	MEMBERS® Variable Annuity Series

Partners Variable Annuity Series	Transamerica Advisor EliteSM II

Transamerica AxiomSM II	Transamerica AxiomSM Variable Annuity

Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity

Transamerica LandmarkSM Variable Annuity	MEMBERS® LandmarkSM Variable Annuity

Transamerica FreedomSM Variable Annuity	MEMBERS® FreedomSM Variable Annuity

Transamerica ExtraSM Variable Annuity	MEMBERS® ExtraSM Variable Annuity

Transamerica LibertySM Variable Annuity	MEMBERS® LibertySM Variable Annuity

Transamerica PrincipiumSM II Variable Annuity	Transamerica InspireSM Variable Annuity

Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated May 1, 2020

(for Applications signed on or after May 1, 2020)

to the

Prospectus dated May 1, 2020

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are currently offering for the Retirement Income Choice® 1.6 rider as described in the Retirement Income Choice® 1.6 Fees, Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage and the Retirement Income Choice® 1.6 – Base Benefit – Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective prospectuses, as amended.

The amounts listed below apply for applications signed between May 1, 2020 and June 30, 2020. The rider fee, growth and withdrawal percentages may be different than those listed below for applications signed after June 30, 2020. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The growth percentage can change upon manual reset, which is a manual process under which your current rider is terminated and a new rider is issued. You can only elect to reset during the 30 day period following each successive fifth rider anniversary and if all other rider issue requirements are met as further described in the Retirement Income Choice® 1.6 – Base Benefit- Manual Resets section of your prospectus. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEES

Rider Benefit	Single Life Option	Joint Life Option
Base Benefit Designated Allocation Group A	1.50%	1.60%
Base Benefit Designated Allocation Group B	1.50%	1.60%
Base Benefit Designated Allocation Group C	1.50%	1.60%
Death Benefit	0.40%	0.35%
Income Enhancement	0.30%	0.50%

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2020.

Please read this Supplement carefully and retain it for future reference.

1

GROWTH PERCENTAGE

5.00%

WITHDRAWAL PERCENTAGE

Age at time of	Withdrawal Percentage -	Withdrawal Percentage -
first withdrawal	Single Life Option*	Joint Life Option*
0-58	0.00%	0.00%
59-64	4.00%	3.50%
65-79	5.00%	4.50%
≥ 80	5.50%	5.00%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the rider fee, growth and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Life Insurance Company
Product Name	SEC File	Product Name	SEC File
	Number		Number
Transamerica Variable Annuity Series	333-185573	MEMBERS® Variable Annuity Series	333-185573
Partners Variable Annuity Series	333-185573	Transamerica Advisor EliteSM II	333-186031
Transamerica AxiomSM II	333-186029	Transamerica AxiomSM Variable	333-187913
Annuity
Transamerica PrincipiumSM III	333-186030	Transamerica Advisor EliteSM Variable	333-187915
Annuity
Transamerica LandmarkSM Variable	33-33085	MEMBERS® LandmarkSM Variable	33-33085
Annuity		Annuity
Transamerica FreedomSM Variable	33-56908	MEMBERS® FreedomSM Variable	33-56908
Annuity		Annuity
Transamerica ExtraSM Variable Annuity	333-187910	MEMBERS® ExtraSM Variable	333-187910
Annuity
Transamerica LibertySM Variable Annuity	333-187911	MEMBERS® LibertySM Variable	333-187911
Annuity
Transamerica PrincipiumSM II Variable	333-187912	Transamerica InspireSM Variable	333-215598
Annuity		Annuity
Transamerica Variable Annuity I-Share	333-186031

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2020.

Please read this Supplement carefully and retain it for future reference.

2

Transamerica Variable Annuity Series	Members® Variable Annuity Series
Transamerica AxiomSM II	Transamerica PrincipiumSM III
Transamerica Variable Annuity I-Share	Transamerica Advisor EliteSM II
Transamerica InspireSM Variable Annuity

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated May 1, 2020

(for Applications signed on or after May 1, 2020)

to the

Prospectus dated May 1, 2020

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this Rate Sheet Prospectus Supplement to provide the premium and rebalance allocation requirements as well as the rider fee and withdrawal percentages that we are currently offering for the Transamerica Income Edge rider as described in the Transamerica Income Edge Rider Fees, Transamerica Income Edge – Summary, Transamerica Income Edge – Withdrawal Percentage, and the Transamerica Income Edge – Required Allocations sections of the prospectus. This Rate Sheet Prospectus Supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The amounts listed below apply for applications signed between May 1, 2020 and June 30, 2020. The premium and rebalance allocation requirements, rider fee and/or withdrawal percentages may be different than those listed below for applications signed after June 30, 2020. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below.)The premium and rebalance allocation requirements will not change for the life of your policy. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEE

1.45%

REQUIRED ALLOCATIONS

	Premium		Rebalance
	Minimum	Maximum	Minimum	Maximum
Stable Account*	30%	30%	N/A	N/A
Select Investment Options	0%	70%	0%	100%
Flexible Investment Options	0%	70%	0%	100%

*The stable account is excluded from rebalancing

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2020.

Please read this Supplement carefully and retain it for future reference.

1

SINGLE LIFE WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Single Life Option**	Rider Years 4-6 Withdrawal Percentage - Single Life Option**	Rider Years 7+ Withdrawal Percentage - Single Life Option**
0-58	0.00%	0.00%	0.00%
59-64	4.00%	4.75%	5.50%
65-79	5.00%	5.75%	6.50%
≥ 80	5.50%	6.25%	7.00%

JOINT LIFE WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Joint Life Option**	Rider Years 4-6 Withdrawal Percentage - Joint Life Option**	Rider Years 7+ Withdrawal Percentage - Joint Life Option**
0-58	0.00%	0.00%	0.00%
59-64	3.50%	4.25%	5.00%
65-79	4.50%	5.25%	6.00%
≥ 80	5.00%	5.75%	6.50%

** The withdrawal percentage is determined by the number of rider years and the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.

Please note: In order for you to receive the premium and rebalance allocation requirements, rider fee and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185573	Members® Variable Annuity Series	333-185573
Transamerica AxiomSM II	333-186029	Transamerica PrincipiumSM III	333-186030
Transamerica Variable Annuity I-Share	333-186031	Transamerica Advisor Elite II	333-186031
Transamerica InspireSM Variable Annuity	333-215598

2

TRANSAMERICA VARIABLE ANNUITY SERIES
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) Administrative Office 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This prospectus describes information you should know before you purchase a Transamerica Variable Annuity Series variable annuity. The prospectus describes a contract between each owner and joint owner (“you”) and Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company (“us,” “we,” “our” or “Company”). This is an individual, deferred, flexible premium variable annuity. This variable annuity allows you to allocate your premium payments among the fixed account (if available) and the underlying fund portfolios.
This prospectus also refers to the following share classes: B-Share, C-Share, L-Share and X-Share. A share class will be selected on your application and identified in your policy. The C-Share, L-Share and X-Share classes of this product are no longer available for purchase by new policyowners.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. When delivered in connection with the sale of a new Policy, this prospectus must be accompanied by the applicable Rate Sheet Prospectus Supplements that specify the current rider fee, growth rate percentage (if applicable), withdrawal percentages and required allocations (if applicable). Please read them carefully before you invest and keep them for future reference. You can also contact us to get a Statement of Additional Information (SAI) free of charge. The SAI contains more information about this policy. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. The prospectus and SAI can also be obtained from the SEC's website (www.sec.gov). The table of contents of the SAI is included at the end of this prospectus. The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
If you elected the X-Share, we will add a premium enhancement to your policy value for each premium payment that you make. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing or other frequent (disruptive) trading. You will get no additional tax advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice.
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your policy nor are we acting in any capacity on behalf of any tax-advantaged retirement plan. This information does not constitute personalized investment advice or financial planning advice.
We want to let you know that beginning January 1, 2021, we will no longer mail copies of shareholder reports for funds in your portfolio. This change is permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on our website. We’ll let you know by mail each time a report is posted. The notification will have a URL for accessing the report.
If you’ve already elected to receive documents from us electronically, you’re not affected by this change. You’re already receiving an email with a link to the reports so there’s nothing you need to do.
You do have the option of continuing to receive paper copies of all future shareholder reports free of charge. If you’d like this option, give us a call at (800)525-6205, Monday through Thursday 8 - 6:30, or Friday 8 - 5:30 ET.

Prospectus Date: May 1, 2020
Statement of Additional Information Date: May 1, 2020

The subaccounts currently available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
AB Growth and Income Portfolio - Class B	AB Growth and Income Portfolio - Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2
Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity ® VIP Contrafund® Portfolio - Service Class 2
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity ® VIP Mid Cap Portfolio - Service Class 2
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity ® VIP Value Strategies Portfolio - Service Class 2
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3
TA 60/40 Allocation - Service Class	Transamerica 60/40 Allocation VP - Service Class
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP - Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP - Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP - Service Class
TA BlackRock Global Real Estate Securities - Service Class	Transamerica BlackRock Global Real Estate Securities VP - Service Class
TA BlackRock Government Money Market - Service Class	Transamerica BlackRock Government Money Market VP - Service Class
TA BlackRock iShares Edge 40- Service Class	Transamerica BlackRock iShares Edge 40 VP - Service Class
TA BlackRock iShares Edge 50 - Service Class	Transamerica BlackRock iShares Edge 50 VP - Service Class
TA BlackRock iShares Edge 75 - Service Class	Transamerica BlackRock iShares Edge 75 VP - Service Class
TA BlackRock iShares Edge 100 - Service Class	Transamerica BlackRock iShares Edge 100 VP - Service Class
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA International Growth - Service Class	Transamerica International Growth VP - Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP - Service Class
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP - Service Class
TA JPMorgan Asset Allocation - Conservative - Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP – Service Class
TA JPMorgan Asset Allocation - Growth - Service Class	Transamerica JPMorgan Asset Allocation - Growth VP – Service Class
TA JPMorgan Asset Allocation - Moderate - Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP – Service Class
TA JPMorgan Asset Allocation - Moderate Growth - Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP – Service Class
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class
TA JPMorgan International Moderate Growth - Service Class	Transamerica JPMorgan International Moderate Growth VP – Service Class
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
TA Levin Large Cap Value - Service Class	Transamerica Levin Large Cap Value VP - Service Class
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class
TA Morgan Stanley Global Allocation - Service Class	Transamerica Morgan Stanley Global Allocation VP - Service Class
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP - Service Class
TA MSCI EAFE Index - Service Class	Transamerica MSCI EAFE Index VP - Service Class
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class
TA PineBridge Inflation Opportunities - Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class
TA S&P 500 Index - Service Class	Transamerica S&P 500 Index VP - Service Class
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class

v

TABLE OF CONTENTS continued

GLOSSARY OF TERMS
Accumulation Unit - An accounting unit of measure used in calculating the Policy Value in the Separate Account before the Annuity Commencement Date. For more information on unit values, including how they are calculated after the Annuity Commencement Date, please see the Statement of Additional Information.
Adjusted Policy Value - The Policy Value increased or decreased by any Excess Interest Adjustment.
Administrative Office - Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499, (800) 525-6205.
Annuitant - The person on whose life any annuity payments involving life contingencies will be based.
Annuitize (Annuitization) - When You switch from the accumulation phase to the income phase and we begin to make annuity payments to You (or Your payee).
Annuity Commencement Date - The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the Annuitant attains age 99 (earlier if required by state law).
Annuity Payment Option - A method of receiving a stream of annuity payments selected by the Owner.
Assumed Investment Return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
Business Day—A day when the New York Stock Exchange is open for regular trading. Business Day may be referred to as Market Day in your policy.
Cash Value - The adjusted policy value less any applicable surrender charge.
Death Proceeds – The amount payable upon death.
Excess Interest Adjustment—A positive or negative adjustment to amounts paid out or transferred from the Fixed Account Guaranteed Period Options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the Guaranteed Period Option. The Excess Interest Adjustment can either decrease or increase the amount to be received by the Owner upon withdrawals, surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The Excess Interest Adjustment will not decrease the interest credited to Your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
Fixed Account - One or more investment options under the policy that are part of our general assets and are not in the Separate Account.
Guaranteed Lifetime Withdrawal Benefit - Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM rider, the Retirement Income Max® rider, the Retirement Income Choice® 1.6 rider and the Transamerica Income EdgeSM rider.
Guaranteed Minimum Accumulation Benefit – A benefit under the optional Guaranteed Principal SolutionSM (GPS) rider that provides a guaranteed future value.
Guaranteed Period Options - The various guaranteed interest rate periods of the Fixed Account which we may offer and into which premium payments may be paid or amounts transferred when available.
Nurse - A licensed registered Nurse or licensed practical Nurse.
Nursing Care - Skilled or intermediate care performed by a Nurse.
Owner (You, Your) - The person who may exercise all rights and privileges under the policy.
Physician - A doctor of medicine or osteopathy as set forth in Section 186 (r)(1) of the Social Security Act, as amended who is legally authorized to practice medicine and surgery within the United States by the jurisdiction in which he or she performs such function or action.
Policy Date - The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
Policy Value - On or before the Annuity Commencement Date, the Policy Value is equal to the Owner's:
•	premium payments; minus
7

•	gross withdrawals (withdrawals plus the surrender charge on the portion of the requested withdrawal that is subject to the surrender charge plus or minus any excess interest adjustment plus taxes (on the withdrawal)); plus
•	interest credited in the Fixed Account; plus
•	accumulated gains in the Separate Account; minus
•	accumulated losses in the Separate Account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges (including those imposed upon termination), if any.
Policy Year - A Policy Year begins on the Policy Date and on each anniversary thereafter.
Separate Account - Separate Account VA B and Separate Account VA BNY, Separate Accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
Separate Account Value - The portion of the Policy Value that is invested in the Separate Account.
Stable Account - A Fixed Account option, only available if You elect the Transamerica Income EdgeSM rider, to which You must allocate a portion of Your premium payments and Policy Value. Assets in the Stable Account are not subject to Separate Account Annual Expenses as set forth under FEE TABLE AND EXPENSE EXAMPES.
Subaccount - A subdivision within the Separate Account, the assets of which are invested in a specified underlying fund portfolio.
Surrender Charge Free Amount - The amount that can be withdrawn each Policy Year without incurring any Surrender Charges. Please see “EXPENSES – Surrender Charges” for more explanation.
Valuation Period - The period of time from one determination of Accumulation Unit values and Annuity Unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each Business Day.
Written Notice - Written Notice, signed by the Owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
8

INTRODUCTION
How to buy this variable annuity
√ Choose a share class(1)
	Qualified Policy(2,3) Minimum Initial Deposit	Non-Qualified Policy Minimum Initial Deposit(2,4)	Surrender Charge Period	Mortality & Expense Risk and Administrative Charges
B-Share	$1,000	$5,000	7 years	1.15%
C-Share (6)	$1,000	$5,000	none	1.55%
L-Share (5)	$1,000	$5,000	4 years	1.50%
X-Share (6)	$1,000	$5,000	9 years	1.50%
(1)	This table does not show underlying fund portfolio expenses, annual service charge and optional rider fees. Each share class has its own minimum policy value requirements. Not all share classes may be available through your financial intermediary.
(2)	We currently issue new policies to the following plans: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, 457(f) plans (in certain circumstances) and Section 401(a) plans (including profit sharing plans, defined benefit pension plans, defined contribution pension plans, 401(k) plans, combination defined benefit/contribution plans). If you purchase the policy as an individual retirement annuity as part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan) or certain other employer sponsored programs, Your policy is referred to as a qualified policy. If You purchase the policy other than as part of any arrangement described in the preceding sentence, the policy is referred to as a nonqualified policy.
(3)	Includes anticipated premium at time of application from transfers or rollovers as indicated on your application or electronic order form.
(4)	Includes anticipated premium at time of application from 1035 exchanges as indicated on your application or electronic order form.
(5)	NO LONGER AVAILABLE FOR PURCHASE BY NEW POLICYOWNERS. The L-share has a shorter surrender charge schedule than the B-share and offers greater liquidity. You pay higher separate account charges for the life of your L-share policy in exchange for the greater liquidity. The B-share my be more appropriate for someone with a longer investment time horizon, who does not intend to withdraw policy value in excess of the free withdrawal amount during the surrender charge period, and who seeks a lower cost policy. The L-share class may be more appropriate for someone who may want to surrender the policy or withdraw policy value in excess of the free withdrawal amount 5 years after making a contribution and is willing to pay a higher separate account charge. Purchasing an optional guaranteed living benefit or guaranteed withdrawal benefit under an L-share policy and paying a higher separate account charge for the life of the policy, in order to have greater liquidity, may not be compatible. This is because you must typically own your policy over the long-term in order to take full advantage of these types of guaranteed benefits. (For example, the longer you own the policy, the greater your withdrawal percentage might be, or there may be a certain number of years before you can use the benefit.) You should determine the appropriate balance among (a) greater liquidity; (b) the impact of the mortality and expense risk charge on your policy value; and (c) the period of time that you must own the policy to take full advantage of any optional benefit you elect
(6)	NO LONGER AVAILABLE FOR PURCHASE BY NEW POLICYOWNERS.
√ Choose investment options
•	Subaccounts – Invest in underlying funds representing a range of investment strategies, objectives and asset classes.
•	Fixed Account - A fixed interest account (if available).
Subject to limitations, you may move your policy value among each of these investment options.
√ Choose optional guaranteed benefits (if desired)*
Lifetime Withdrawal Benefits	Guaranteed Principal SolutionSM(1, 2) (Provides protection of assets, retirement income for life with a broad range of investment choices)
Retirement Income Max®(1) (Provides retirement income for life with a conservative range of investment choices)
Retirement Income Choice® 1.6(1, 3)(Provides retirement income for life an dincome for long term care with a moderate range of investment choices
Transamerica Income EdgeSM(1) (Provides retirement income for life with a broad range of investment choices

Death Benefits	Return of Premium(1) (Total premiums, minus withdrawals)
Annual Step-Up(1) (Largest Policy Value on any policy anniversary prior to 81)
Additional Death DistributionSM (1) (Pays an additional death benefit amount (based on earnings)
Additional Death Distribution+SM(1) (Pays an additional death benefit amount (based on benefit base)
Liquidity Rider (only with B-Share Class)	Liquidity Rider (Reduces surrender charge to four years)
(1)	Investment or other restrictions may apply
(2)	Also includes an accumulation benefit.
(3)	Also includes an optional death benefit.
*	Additional fees apply. Optional benefits may not be available for all policies, in all states, at all times or through all financial intermediaries.
√ Complete our application or order form
√ Pay the applicable minimum initial deposit

FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that You will pay when buying, owning, and surrendering the policy. We have included any applicable fees and expenses that differ based on share class. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See Notes to Fee Table and Expense Examples, No. 5.
The first section describes the fees and expenses that You will pay at the time that You buy the policy, surrender the policy, transfer Cash Value between investment options, or request special services. State premium taxes may also be deducted. State premium taxes currently range from 0% - 3.5%. Excess interest adjustments may be made to amounts surrendered (partial and full), transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Share Classes	B-Share	C-Share	L-Share	X-Share
Owner Transaction Expenses:
Front-End Sales Load On Purchase Payments	0%	0%	0%	0%
Contingent Deferred Surrender Charges (as a percentage of premium surrendered)(1)
Number of Years Since Premium Payment Date
Year 1	8%	0%	8%	9%
Year 2	8%	0%	8%	8%
Year 3	7%	0%	7%	7%
Year 4	6%	0%	6%	6%
Year 5	5%	0%	0%	5%
Year 6	4%	0%	0%	4%
Year 7	3%	0%	0%	3%
Year 8	0%	0%	0%	2%
Year 9	0%	0%	0%	1%
Year 10+	0%	0%	0%	0%
Transfer Fee(2)	$10	$10	$10	$10
Special Service Fee(3)	$50*	$50*	$50*	$50*
* $0 - $25 for policies issued prior to May 1, 2015.
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.) Please Note: The C-Share, L-Share and X-Share classes of this product are no longer available for purchase by new policyowners.
Share Classes	B-Share	C-Share	L-Share	X-Share
Annual Service Charge(4)	$0-$50	$0-$50	$0-$50	$0-$50
Separate Account Annual Expenses (as a percentage, annually, of average separate account value)(5):
Mortality and Expense Risk Fee	1.00%	1.40%	1.35%	1.35%
Administrative Charge	0.15%	0.15%	0.15%	0.15%
Total Base Separate Account Annual Expenses	1.15%	1.55%	1.50%	1.50%
Optional Separate Account Expenses:
Return of Premium Death Benefit (as a percentage, annually, of average Separate Account Value)	0.15%	0.15%	0.15%	0.15%
Annual Step-Up Death Benefit (as a percentage, annually, of average Separate Account Value)	0.35%	0.35%	0.35%	0.35%
Fund Facilitation Fee (as a percentage, annually, of the net asset value of Subaccount)	0.30%	0.30%	0.30%	0.30%

Share Classes	B-Share	C-Share	L-Share	X-Share
Liquidity Rider (only available with B-Share) (as a percentage, annually, of average Separate Account Value)	0.50%	—	—	—
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.30%	2.20%	2.15%	2.15%
Optional Death Benefit Riders:
Additional Death DistributionSM (annual charge based on policy value)	0.25%	0.25%	0.25%	0.25%
Additional Death Distribution+SM (annual charge based on policy value)	0.55%	0.55%	0.55%	0.55%

Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders(6): (You may only elect one of the optional Guaranteed Lifetime Withdrawal Benefit riders listed below)
Retirement Income Max® rider (annual charge - % of Withdrawal Base)* (for riders issued on or after May 1, 2017)	2.50%
Retirement Income Choice® 1.6 rider (annual charge - % of Withdrawal Base) (for riders issued on or after May 1, 2017)
Base Benefit Designated Allocation Group A*	2.50%
Base Benefit Designated Allocation Group B*	2.50%
Base Benefit Designated Allocation Group C*	2.50%
Additional Benefits available with Retirement Income Choice® 1.6 rider: (for riders issued on or after May 1, 2017)
Death Benefit - (Single Life Option)* (annual charge - % of Withdrawal Base)	0.55%
Death Benefit - (Joint Life Option)* (annual charge - % of Withdrawal Base)	0.50%
Income EnhancementSM - (Single Life Option - Not available in NY)* (annual charge - % of Withdrawal Base)	0.45%
Income EnhancementSM - (Joint Life Option - Not available in NY)* (annual charge - % of Withdrawal Base)	0.65%
Transamerica Income EdgeSM rider (annual charge - % of Withdrawal Base)* (for riders issued on or after May 1, 2017)	2.50%
*The Current rider fee will be less than or equal to the stated Maximum. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchase the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC).
	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders(6): (You may only elect one of the optional Guaranteed Lifetime Withdrawal Benefit riders listed below)
Guaranteed Principal SolutionSM rider (also known as Living Benefits Rider) (annual charge - % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® rider (annual charge - % of Withdrawal Base)* (for riders issued prior to May 1, 2017)	2.00%	1.25%
Retirement Income Choice® 1.6 rider (annual charge - % of Withdrawal Base) (for riders issued May 1, 2014 to April 30, 2017)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider: (for riders issued May 1, 2014 to April 30, 2017)
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%

	Maximum	Current
Transamerica Income EdgeSM rider (annual charge - % of Withdrawal Base)* (for riders issued prior to May 1, 2017)	2.15%	1.40%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders(6): (You may only elect one of the optional Guaranteed Lifetime Withdrawal Benefit riders listed below)
Guaranteed Principal SolutionSM rider (also known as Living Benefits Rider) (annual charge - % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Choice® 1.6 rider (annual charge - % of Withdrawal Base) (for riders issued prior to May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider: (for riders issued prior to May 1, 2014)
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Rider - No Longer Available:
Income LinkSM rider (annual charge - % of Withdrawal Base)	2.00%	1.25%
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2019 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)(7):
Lowest Gross	0.44%
Highest Gross	1.48%
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
1) Maximum Surrender Charge:
The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
2) Transfer Fee:
The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment options. There is no fee for the first 12 transfers per policy year. For additional transfers, we may charge a fee of $10 per transfer. Currently, we do not charge a transfer fee, but reserve the right to do so.

3) Special Service Fees:
We may deduct a charge for special services, including overnight delivery and duplicate policies. We reserve the right to deduct a charge for special services in the future, including non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed and fees may vary based on the type of service but will not exceed the maximum Special Service Fee shown above.
4) Annual Service Charge:
The annual service charge is assessed on each policy anniversary and at the time of surrender. The maximum annual service charge is the lesser of $50 per policy or 2% of the policy value.
Criteria for Potential Waiver	Potential Waiver Amount**
$50,000 thru $249,999.99*	up to $35
$250,000 or more*	up to $50
*	Based on the greater of policy value or sum of all premium payments less all withdrawals.
**	In no event will we waive in the aggregate more than the actual annual service charge for any policy year.
5) Separate Account Annual Expenses:
Mortality and Expense Risk and Administrative Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk and administrative fee is at an annual rate of 1.25%.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in:
Fund	Annualized Fee %
American Funds - Asset Allocation FundSM - Class 2 American Funds - Bond FundSM - Class 2 American Funds - Growth FundSM - Class 2 American Funds - Growth-Income FundSM - Class 2 American Funds - International FundSM - Class 2	0.30%
AB Balanced Wealth Strategy Portfolio - Class B State Street Total Return V.I.S. Fund - Class 3	0.20%
TA MSCI EAFE Index - Service Class TA S&P 500 Index - Service Class	0.15%
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying fund portfolios that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Liquidity Rider: This fee is only charged for the first four policy years.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, the Fund Facilitation fee, and Liquidity Rider (for the B-Share only), but does not include any Optional Rider Charges. The death benefits are mutually exclusive.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
6) Optional Guaranteed Lifetime Withdrawal Benefits:
Guaranteed Principal SolutionSM Rider - Total Withdrawal Base: We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancement if the rider is added in the first policy year).

Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount and the rider fee. The withdrawal base on the rider date is the policy value (if the X-Share was elected, less any premium enhancement if the rider is added in the first policy year). For riders issued prior to the date of this prospectus, the withdrawal percentage, growth percentage and fee information can be found in the Statement of Additional Information “Appendix - Prior Withdrawal/Growth Percentages and Rider Fees”.
Transamerica Income EdgeSM Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount and the rider fee. The withdrawal base on the rider date is the policy value. For riders issued prior to the date of this prospectus, the withdrawal percentage and growth rate percentage information can be found in the Statement of Additional Information “Appendix - Prior Withdrawal and Growth Percentages”.
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available
Income LinkSM Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount and the rider fee. The withdrawal base on the rider date is the policy value (if the X-Share was elected, less any premium enhancement if the rider is added in the first policy year).
7) Total Portfolio Annual Operating Expenses:
The fee table information relating to the underlying fund portfolios was provided to us by the underlying fund portfolios, their investment advisers or managers. We have not verified the accuracy of information provided by unaffiliated fund portfolios. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
Expense Examples(1):
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2019, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+SM rider and Retirement Income Choice® 1.6 rider - Joint Life with additional Death Benefit and Income EnhancementSM options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If the policy is surrendered at the end of the applicable time period:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$1,465	$1,513	$ 784	$1,499	$1,589
3 Years	$2,889	$3,024	$2,369	$2,984	$2,985
5 Years	$4,257	$3,972	$3,975	$3,953	$4,405
10 Years	$7,828	$7,954	$8,089	$8,055	$8,058
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 745	$ 793	$ 784	$ 779	$ 779
3 Years	$2,259	$2,394	$2,369	$2,354	$2,355
5 Years	$3,807	$3,972	$3,975	$3,953	$3,955
10 Years	$7,828	$7,954	$8,089	$8,055	$8,058
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
1) Expense Examples:
The Examples don't reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Examples may be assessed during the income phase of the policy.

THE ANNUITY
This prospectus describes information You should know before You purchase the Transamerica Variable Annuity Series.
An annuity is a contract between You (the Owner) and an insurance company (in this case us), where the insurance company promises to pay You an income in the form of annuity payments. These payments begin on a designated date, referred to as the Annuity Commencement Date. Until the Annuity Commencement Date, Your annuity is in the accumulation phase and the earnings (if any) are generally tax deferred. Tax deferral means You are not taxed until You take money out of Your annuity. After You Annuitize, Your annuity switches to the income phase.
The policy is a “deferred” annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and Your rights are determined primarily by Your own policy.
The policy is a “flexible premium” annuity because after You purchase it, You can generally make additional premium payments of at least $50 (but not more than the stated maximum total premium payment amount) until the Annuity Commencement Date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of Your policy can go up or down based on the performance of Your Subaccounts. If You invest in the Separate Account, the amount of money You are able to accumulate in Your policy during the accumulation phase depends upon the performance of Your Subaccounts. You could lose the amount You allocate to the Separate Account. The amount of annuity payments You receive from the Separate Account also depends upon the investment performance of Your Subaccounts for the income phase.
The Fixed Account may, but is not guaranteed to always, be offered. If the Fixed Account is offered it will offer interest at a rate(s) that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that we may offer and that You select.
Do not purchase this policy if You plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, You represent and warrant that You are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
We will not issue a policy unless:
•	we receive in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	we receive in good order (at our Administrative Office) a minimum initial premium (including anticipated premiums from 1035 exchanges on nonqualified policies and transfers or rollovers on qualified policies as indicated on Your application or electronic order form) payment; and
•	the Annuitant, Owner, and any joint Owner are age 89 or younger (the limit may be lower for qualified policies).
•	the Owner and Annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application.
Premium Payments
General. You should make checks for premium payments payable to Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company, as applicable, and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to us, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
Initial Premium Requirements. The initial premium payment for nonqualified policies must be at least $5,000 (including anticipated premiums from Internal Revenue Code Section 1035 exchanges as indicated on your application or electronic order form), and at least $1,000 for qualified policies (including anticipated premiums from transfers or rollovers as indicated on your application or electronic order form). You must obtain our prior approval to purchase a policy with an amount in excess of our maximum premium amount.
Your initial premium payment may not be credited to Your policy on the day that You leave Your premium payment with Your financial intermediary. Your financial intermediary may take up to seven Business Days to assess whether buying this policy is suitable for You. Your financial intermediary may send us Your initial premium payment while they complete this assessment. Your financial intermediary must also ensure that we have all the information needed for us to process Your policy. We will not begin to process Your policy during this period.
We will first begin our review only once we receive both Your initial premium payment and Your application (or an electronic order form). We will credit Your initial premium payment to Your policy within two Business Days after the Business Day that we receive Your initial premium payment, Your application (or order form) and once we determine that Your policy information is both complete and in good order. This time period is in addition to the time Your financial intermediary may take to complete their part of the process. If we are unable to complete our part of the process within five Business Days after the Business Day that we receive Your initial premium payment and Your application (or electronic order form), then we will notify You or Your financial intermediary, if applicable, and explain why we can't process Your policy. We will also return Your initial premium payment at that time unless You consent to us holding the premium up to 30 days. We must receive Your consent to hold prior to the market close on the fifth Business Day after receipt of the premium. If Your information is not received in good order within 30 days of our receipt of the premium, then it will be returned. We will credit Your initial premium payment within two Business Days after Your information is both complete and in good order.
Neither we nor Your financial intermediary are responsible for lost investment opportunities while we each complete our review processes. Any initial premium payments received by us will be held in our general account until credited to Your policy. You will not earn interest on Your initial premium payment during these review periods.
The date on which we credit Your initial premium payment to Your policy is generally the Policy Date. The Policy Date is used to determine Policy Years, policy quarters, policy months and policy anniversaries.
Additional Premium Payments. You are not required to make any additional premium payments. However, You can generally make additional premium payments during the accumulation phase. Additional premium payments must be at least $50. After the first Policy Year, additional premium payments each Policy Year cannot, in the aggregate, without our prior approval, exceed $25,000 for nonqualified policies and the lesser of (1) the IRS maximum contribution limit or (2) $60,000 for qualified policies. We reserve the right to refuse any additional premium payment in excess of these limits, and if You do not obtain prior approval for premiums in excess of the dollar amounts listed above, the business will be deemed not in good order. We will credit additional premium payments to Your policy as of the Business Day we receive Your premium and required information in good order at our Administrative Office. Additional premium payments must be received in good order before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment. Additional premium payments received in good order on non-Business Days or after our close of business on Business Days will receive next-day pricing. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order.
Maximum Total Premium Payments. For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same Owner or same Annuitant issued by us or an affiliate. We may approve premium payments over $1,000,000 but restrict access to certain optional benefits. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same Owner or same Annuitant issued by us or an affiliate. If You do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments. When You purchase a policy, we will allocate Your premium payment to the investment choices You select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless You request a different allocation. You could lose the amount You allocate to the Subaccounts.
If You allocate premium payments to the Dollar Cost Averaging program (if it is available), You must give us instructions regarding the Subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
Policy Value
You should expect Your Policy Value to change from Valuation Period to Valuation Period. A Valuation Period begins at the close of regular trading on the New York Stock Exchange on each Business Day and ends at the close of regular trading on the next succeeding Business Day. A Business Day is each day that the New York Stock Exchange is open for business. Regular trading on the New York Stock Exchange usually closes at 4:00 p.m., Eastern Time. Holidays are generally not Business Days.
Premium Enhancement (X-Share) – No Longer Available for New Issue. If you elect the X-Share, an amount equal to the applicable premium enhancement percentage (as set forth below) of the premium payment will be added to the policy value. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features (such as certain death benefits or living benefits) or in the calculation of fees and charges that are based on premium payments made. The premium enhancement percentage may vary from premium to premium on subsequent premium payments, but will never be less than 0.25% nor more than 7.0%. A confirmation will be sent advising the owner of the amount of premium enhancement applicable to each subsequent premium payment. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.
The premium enhancement percentage is determined by the annuitant's age at the time of each premium payment. The percentage will decrease as the annuitant's attained age increases. The following schedule shows the current premium enhancement percentages:
Annuitant's Age	Premium Enhancement Percentage
0-59	5.5%
60-69	5.0%
70-79	4.0%
80+	2.0%
The current premium enhancement percentages are not guaranteed and, as noted above, may change to as little as 0.25%.
Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.
There is no specific charge for the premium enhancement. We expect to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.
We will take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events: (1) exercise of the right to cancel option; (2) exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement; (3) a death benefit is payable within one year from the time we apply the premium enhancement; or (4) annuitization within one year from the time we apply the premium enhancement. In certain circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off).
The Internal Revenue Code generally requires that interests in a qualified policy be non-forfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax adviser before purchasing the X-Share as a qualified policy.
The premium enhancement may vary for certain policies and may not be available for all policies.

INVESTMENT OPTIONS
This policy offers You a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding Subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed in the “Appendix - Underlying Fund Portfolios Associated with the Subaccounts.”
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before You invest.
Note: If you received a summary prospectus for any of the underlying fund portfolios listed in “Appendix - Underlying Fund Portfolios Associated with the Subaccounts,” please follow the instructions on the first page of the summary prospectus to obtain a copy of the full underlying fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, volatility, hedge ability, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see EXPENSES - Revenue We Receive. We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of Cash Value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from Owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
If You elect a Guaranteed Lifetime Withdrawal Benefit rider, as discussed later in this prospectus, we require You to allocate Your Policy Value to designated investment options. This requirement is intended to reduce the Company’s costs and risks associated with offering the rider, and we select which underlying fund portfolios to make available under the riders with these factors in mind. Certain designated investment options invest in underlying fund portfolios with volatility control strategies, which could limit full participation in market gains and the growth of the riders. See the Investment Restrictions section below for information regarding the potential impact of volatility control strategies on the value of the Guaranteed Lifetime Withdrawal Benefit riders.
Designated investment options, including those that invest in underlying fund portfolios with volatility control strategies, are also available to contract Owners who do not elect a Guaranteed Lifetime Withdrawal Benefit rider. Although volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy Owners with the opportunity for smoother performance and better risk adjusted returns, such strategies could limit Your full participation in market gains and ability to maximize potential growth of Your Policy Value.
You are responsible for choosing the Subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for Your own individual circumstances and Your investment goals, financial situation, and risk tolerance. Because investment risk is borne by You, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making Your investment selections, we encourage You to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to You, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the underlying fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After You select underlying fund portfolios for Your initial premium payment, You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.
You bear the risk of any decline in the Cash Value of Your policy resulting from the performance of the underlying fund portfolios You have chosen.

We do not guarantee that any of the Subaccounts will always be available for premium payments, allocations, or transfers.
We reserve the right to limit the number of Subaccounts You are invested in at any one time.
If you elect certain optional riders, You will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all Subaccounts may be available for all policies, in all states, or through all financial intermediary firms.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the Subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes to the Separate Account and its investment options. We reserve the right to add new Subaccounts or close existing Subaccounts. We also reserve the right to eliminate the shares of any portfolio held by a Subaccount and to substitute shares of other underlying fund portfolios or of other registered open-end management investment companies. To the extent required by applicable law, substitutions of shares attributable to Your interest in a Subaccount will not be made without prior notice to You and the prior regulatory approval. Nothing contained herein shall prevent the Separate Account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of Your requests.
New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new Subaccounts may be made available to existing Owners on a basis to be determined by us. Each additional Subaccount will purchase shares in an underlying fund portfolio or other investment vehicle. We may also close one or more Subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any Subaccount is closed, we will notify You and request a reallocation of the amounts invested in the closed Subaccount. If we do not receive additional instructions, any subsequent premium payments, or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) into a closed Subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions You previously provided. If Your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed Subaccount will be excluded from any future rebalancing. The value of the closed Subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages You requested. As You consider Your overall investment strategy within Your policy, You should also consider whether or not to re-allocate the value remaining in the closed Subaccount to another investment option. If You decide to re-allocate the value of the closed Subaccount, You will need to provide us with instructions to achieve Your goal. Under certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro rata to the other current investment options You have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the Separate Account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other Separate Accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the Separate Account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of Owners or other persons who have voting rights as to the Separate Account, (3) create new Separate Accounts, (4) add new Subaccounts to or remove existing Subaccounts from the Separate Account, or combine Subaccounts or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
In addition, a Subaccount could become no longer available due to the liquidation of its corresponding underlying fund portfolio. To the extent permitted by applicable law, upon advance notice to You and unless You otherwise instruct us, we will:
1)	Re-allocate any Policy Value in the liquidated fund to the money market Subaccount or a Subaccount investing in another underlying fund portfolio designated by us; and
2)	Allocate any subsequent Purchase Payments and/or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) to the other Subaccounts You have selected.
The Fixed Account
The Fixed Account may, but is not guaranteed to always, be available. If available, premium payments allocated and amounts transferred to the Fixed Account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the

1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the Fixed Account will always be available for investment, we do guarantee that the interest credited to the Fixed Account when available will not be less than the guaranteed minimum effective annual interest rate shown on Your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the Guaranteed Period Option You selected, the value in that Guaranteed Period Option will automatically be transferred into the money market Subaccount or if a money market Subaccount is unavailable to a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amounts applied to an Annuity Payment Option from a Guaranteed Period Option of the Fixed Account prior to the end of the guaranteed period are generally subject to an Excess Interest Adjustment. See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an Excess Interest Adjustment applies. This adjustment will also be made to amounts that You apply to an Annuity Payment Option. The Excess Interest Adjustment will not decrease the interest credited to Your policy below the guaranteed minimum. Please see “Appendix – Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical Excess Interest Adjustment calculation.
We also guarantee that upon full surrender Your Cash Value attributable to the Fixed Account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.
If You select the Fixed Account, when it is available, Your money will be placed with our other general assets. Assets in the Stable Account are not subject to Separate Account Annual Expenses as set forth under FEE TABLE AND EXPENSE EXAMPLES. The amount of money You are able to accumulate in the Fixed Account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment You receive during the income phase from the fixed portion of Your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the Fixed Account.
Transfers
During the accumulation phase, You may make transfers to or from any investment option within certain limitations. Transfers out of a Guaranteed Period Option of the Fixed Account are limited to the following:
•	Transfers at the end of a guaranteed period.
•	Transfers of amounts equal to interest credited. This may affect Your overall interest-crediting rate, because unless otherwise directed transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, including transfers in connection with the Portfolio Allocation Method discussed later in this prospectus, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year may be limited to 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation.
In general, each transfer from a Subaccount must be at least $500, or the entire Subaccount value if less than $500. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transfer requests received in good order on non-Business Days or after our close of business on Business Days will get next-day pricing. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any Policy Year may apply. Currently, we do not charge a transfer fee but reserve the right to do so in the future. We reserve the right to prohibit transfers to the fixed account.

During the income phase, You may transfer values out of any Subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the Subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Additional Restrictions for the Transamerica Income Edge Rider. If you elect the Transamerica Income Edge rider, a certain percentage of your policy value must be allocated to the stable account, the select investment options and the flexible investment options as specified below. See Transamerica Income Edge Rider – Required Allocations. Any transfer requests to and from the select investment options and flexible investment options will be validated using the prior business day’s policy value to ensure compliance with the required allocations for rebalancing at the time of the request. Transfer requests that do not comply with the required allocations for rebalancing will be deemed not in good order. Changes in policy values due to market movements on other dates will not be treated as a violation of the required allocations. Transfers to the stable account are not permitted except at the time of election of the rider. Transfers from the stable account are not permitted except upon termination of the rider.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the Subaccounts or between the Subaccounts and the Fixed Account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect You, other Owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a Subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all Owners invested in those Subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain Subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if You intend to conduct market timing or potentially disruptive trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among Subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine You or anyone acting on Your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that Your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on Your behalf, including Your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any Owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some Owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some Owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by Owner or persons engaged in trading on behalf of Owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method may have to change their selected underlying fund portfolios. We will contact you in the event this occurs.
Please note: If You engage a third party investment adviser for asset allocation services, then You may be subject to these transfer restrictions because of the actions of Your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer Your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge You for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain Subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying fund portfolios or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such Owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other Owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on Owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from Owners or persons acting on behalf of Owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual Owners, and to restrict or prohibit further purchases or transfers by specific Owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and Separate Accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual Owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other Owners of underlying fund portfolio shares, as well as the Owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing Your request.
Investment Restrictions
If you elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying fund portfolios, which may be referred to (depending on your rider) as designated investment options, flexible investment options and/or select investment options. In addition, the Transamerica Income Edge rider may require you to invest in the stable account.
One or more of the underlying fund portfolios that may be designated, flexible or select investment options under an optional rider, in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit Your participation in market gains; this may conflict with Your investment objectives by limiting Your ability to maximize potential growth of Your Policy Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy Owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, You should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect Your Policy Value and rider benefits. Our requirement to invest in accordance with certain investment options, which may include volatility control, may reduce our costs and risks associated with the applicable riders. You pay an additional fee for the rider benefits which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to You. You should carefully evaluate with Your financial professional whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on Your investment objectives, Your Policy Value and the benefits under the riders. If You determine that funds with volatility control strategies are not consistent with Your investment objectives, other investment options are available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
There are charges and expenses associated with your policy that reduce the return on your investment in the policy. In addition to the following charges, there are optional benefits that if selected, assess additional charges. Please see ADDITIONAL FEATURES for more information.

Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for start-up expenses of the policy relating to sales, including commissions to registered representatives and other promotional expenses.
You can take a withdrawal of up to 10% of your premium payments each policy year free of surrender charges. This amount is referred to as the surrender charge free amount and is determined at the time of surrender. (This amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of the surrender charge free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
For example, assume you selected the B-Share and your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your surrender charge free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)]. Likewise, assume you selected the B-Share and your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested withdrawal by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.
Surrender charges and excess interest adjustments are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next. Please note, while there is no surrender charge on the withdrawal of earnings, withdrawn earnings count towards your surrender charge free amount. This means that withdrawing earnings will reduce (possibly to zero) your surrender charge free amount (10% of premium payments) for that policy year.
Keep in mind that withdrawals may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
We may elect to reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances which reduce our sales or other expenses or when required to by regulation or regulatory authority.
Liquidity Rider Surrender Charge Schedule. The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge schedule is the same as the B-Share during the first four years for each premium payment. There is an extra charge for this rider.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the Fixed Account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce the interest credited in the Fixed Account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an Annuity Payment Option. However, please note that a death benefit will not be reduced if the Excess Interest Adjustment results in a decrease in the Cash Value available to You. Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical Excess Interest Adjustment calculation. The Excess Interest Adjustment plays a role in calculating the total interest credited to the Fixed Account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each Subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to a percentage of the daily net asset value of each Subaccount during both the accumulation phase and the income phase.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the Policy Value when such taxes are due to the applicable taxing authority, You begin receiving annuity payments, You surrender the policy or a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We currently deduct a charge for overnight delivery and duplicate policies. We reserve the right to deduct a charge for special services in the future, including non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed and fees may vary based on the type of service but will not exceed the maximum Special Service Fee shown in the Fee Table.
Transfer Fee
You are generally allowed to make 12 free transfers per Policy Year before the Annuity Commencement Date. If You make more than 12 transfers per Policy Year, we reserve the right to charge for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of Your free transfers. All transfer requests made at the same time are treated as a single transfer. Currently, we are not charging for transfers.
Service Charge
We reserve the right to increase the annual service charge up to the maximum. A portion of the service charge may be waived, but is not guaranteed to always be waived. We reserve the right to vary the amount of any waiver and the circumstances in which any waiver or waivers apply.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain Subaccounts available as investment options under the policies. We apply the fee to Subaccounts that invest in underlying fund portfolios that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of Subaccounts that we specify.
Optional Benefits
If You elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value of each Subaccount and for others it is deducted from each investment option in proportion to the amount of Policy Value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.
Underlying Fund Portfolio Fees and Expenses
The value of the assets in each Subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in FEE TABLE AND EXPENSE EXAMPLES in this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Reduced Fees and Charges
We may, at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with Your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including Your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.45% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue. These fees are paid from the underlying fund portfolios’ assets. Policy Owners, through their indirect investment in the underlying fund portfolios, bear the costs of 12b-1 fees (see the prospectuses for the underlying funds for more information).
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). However, amounts paid from an investment adviser’s or sub-adviser’s (or other service provider’s) revenues are not paid from the underlying portfolios’ assets. The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of Support Fees and underlying fund portfolio fees (i.e. sub-transfer agent, Rule 12b-1, and Shareholder Services) that we anticipate will be paid to us on an annual basis.
Incoming Payments to Us and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST (“TST”)	0.25%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	0.45%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the Subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in Subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts You allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in Subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2019 we received approximately $223.8 million for Transamerica

Life Insurance Company and $16.6 million for Transamerica Financial Life Insurance Company in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the Subaccounts of ours and our affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and sub-advisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or sub-adviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2019, TCI and its affiliates received payments that totaled approximately $1,900,000.00. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon USA Investment Management • Allianz Global Investors •  American Century • Alliance Bernstein• American Funds • Amundi Pioneer Asset Management • Barrow, Hanley, Mewhinney & Strauss LLC • BlackRock Investment Management, LLC • Carillon Tower Advisers •  Charles Schwab Investment Management, LLC • Columbia Threadneedle Investments • Dimensional Fund Advisers •  Fidelity Investments • Franklin Templeton Investments• Hartford Funds •  Ivy Investments•  Janus Henderson Investors•  John Hancock Investments• JP Morgan Asset Management• Legg Mason Global Asset Management•  Levin Capital Strategies, LP• Lord Abbett & Co.•  Milliman Financial Risk Management LLC • Morgan Stanley Investment Management Inc. • Neuberger Berman • New York Life/Mainstay Investments • Pacific Investment Management Company • PGIM Investments• PineBridge Investments LLC • Principal Global Investors •  State Street Global Advisors• Systematic Financial Management • Thompson Siegel & Walmsley • T. Rowe Price Associates, Inc. • Torray, LLC• The Vanguard Group, Inc. • Virtus Investment Partners• Wellington Management Company LLP and Wells Fargo Asset Management .
Please note some of the aforementioned managers and/or sub-advisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by taking a withdrawal or surrender; or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender you will receive your cash value. If you want to take a withdrawal, in most cases it must be for at least $500. Certain optional benefits have specific requirements regarding the order in which surrenders can be taken from investment options. Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.

You may elect to take up to the surrender charge free amount each policy year without incurring a surrender charge. Remember that any withdrawal you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A withdrawal also may have a negative impact on certain other benefits and guarantees of your policy. See ADDITIONAL FEATURES, for more details.
Withdrawals in excess of the surrender charge free amount may be subject to a surrender charge. Withdrawals from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any withdrawals you make.
Withdrawals from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfer
Payment of any amount due from the Separate Account for a surrender, a death benefit, or the death of the Owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the Separate Account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of Owners.
Transfers of amounts from the Subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica BlackRock Government Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender, withdrawal, loan, or death benefit from the TA BlackRock Government Money Market Subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an Owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about You and Your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option, from a Guaranteed Period Option of the Fixed Account before the end of its guaranteed period (the number of years You specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment. If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value (but not below the Excess Interest Adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value upon withdrawal, surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the Excess Interest Adjustment is calculated and illustrative examples using hypothetical values.
Any amount withdrawn in excess of the cumulative interest credited for that Guaranteed Period Option is generally subject to an Excess Interest Adjustment. An Excess Interest Adjustment may also be made on amounts applied to an Annuity Payment Option.

The formula that will be used to determine the Excess Interest Adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the Excess Interest Adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month,
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months; and
*	=	Multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the Excess Interest Adjustment calculation.
There will be no Excess Interest Adjustment on any of the following:
•	withdrawals or transfers of cumulative interest credited for that Guaranteed Period Option;
•	Nursing Care and Terminal Condition Waiver surrenders;
•	Unemployment Waiver withdrawals;
•	transfers from a Dollar Cost Averaging fixed source;
•	withdrawals to satisfy any minimum distribution requirements;
•	systematic withdrawals, which do not exceed cumulative interest credited at the time of payment; and
•	the Stable Account as defined in the glossary.
Please note that in these circumstances You will not receive a higher Cash Value if interest rates have fallen nor will You receive a lower Cash Value if interest rates have risen.
The Excess Interest Adjustment may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any withdrawals or surrenders over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for the policy Owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
•	Any withdrawal or surrender when we have been directed to send proceeds to a different personal address from the address of record for that Owner. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same Owner in a “tax-free exchange”;
•	Any withdrawal or surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which You do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the Annuity Commencement Date, which is the date Your policy is Annuitized and annuity payments begin, Your annuity switches from the accumulation phase to the income phase. You can generally change the Annuity Commencement Date by giving us 30 days notice with the new date or age. Unless required by state law this date cannot be earlier than the third policy anniversary. The latest Annuity Commencement Date generally cannot be later than the last day of the month following the month in which the Annuitant attains age 99 (earlier if required by state law).
Before the Annuity Commencement Date, if the Annuitant is alive, You may choose an Annuity Payment Option or change Your election. If the Annuitant dies before the Annuity Commencement Date, the death benefit is payable in a lump sum or under one of the Annuity Payment Options (unless the surviving spouse is eligible to and elects to continue the policy). If the Annuitant dies after the Annuity Commencement Date, no death benefit is payable and any remaining guaranteed payment will be paid to the beneficiary as provided for in the annuity income option elected.
Your policy may not be “partially” Annuitized, i.e., You may not apply a portion of Your Policy Value to an annuity option while keeping the remainder of Your policy in force.
Unless You specify otherwise, the Owner will receive the annuity payments. After the Annuitant's death, the beneficiary You designate at Annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several Annuity Payment Options (also known as income options) that are described below. You may choose any combination of Annuity Payment Options. We will use Your adjusted Policy Value to provide these annuity payments. If the adjusted Policy Value on the Annuity Commencement Date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if annuity payments would be less than the amount specified in Your policy.) We may require proof of life before making annuity payments.
In deciding on which Annuity Payment Option to elect, You must decide if fixed or variable payments are better for You. If You choose to receive fixed annuity payments, then the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable annuity payments. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable annuity payments will vary based on the investment performance of the Subaccount(s) You select. The dollar amount of each variable annuity payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the Assumed Investment Return of 3% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the Assumed Investment Return, the amount of the variable annuity payments would increase.
For example, assume the first monthly variable annuity payment is $500.00, further assume that the investment performance for the 1st month is an 8.00% annual rate of return, then the second monthly variable annuity payment would increase to $501.37. Conversely, if actual investment performance (net of fees and expenses) is lower than the Assumed Investment Return, the amount of the variable annuity payments would decrease. Continuing from the previous example, further assume that the investment performance for the 2nd month is a -2.00% annual rate of return, then the 3rd monthly variable payment would decrease to $498.88.
You must also decide if You want Your annuity payments to be guaranteed for the Annuitant's lifetime, a period certain, or a combination thereof. Generally, annuity payments will be lower if You combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because You are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The Annuity Payment Options currently available are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If Your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a financial professional before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment. If Your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a financial professional before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the Annuitant's lifetime. The last annuity payment will be the payment immediately before the Annuitant's death. If You choose this option and the Annuitant dies before the due date of the first annuity payment no payments will be made.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the Annuitant's lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the Annuitant's lifetime or until the total dollar amount of annuity payments we made to You equals the Annuitized amount (i.e., the Adjusted Policy Value less premium tax, if applicable).
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the Annuitant and a joint Annuitant of Your selection. Annuity payments will be made as long as either person is living. If You choose this option and both joint Annuitants die before the due date of the first annuity payment no payments will be made.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the Annuitant and joint Annuitant or ten years.
Other Annuity Payment Options may be arranged by agreement with us. Some Annuity Payment Options may not be available for all policies, all ages or we may limit certain Annuity Payment Options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	You choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the Annuitant dies (or both joint Annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	You choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must Annuitize Your policy no later than the maximum Annuity Commencement Date specified in Your policy (earlier for certain distribution channels) or a later date if agreed to by us. If You do not elect an Annuity Payment Option, the default option will be variable payments under Life with 10 Years Certain. If any portion of the default Annuitization is a variable payout option, then annuity units will be purchased proportionally based off Your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon Annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
Please Note: If you annuitize before the maximum Annuity Commencement Date, the payments you receive under the Annuity Payment Options may be less than the guaranteed minimum payments you are entitled to under a GLWB rider (if elected). Please consult your financial professional about the advisability of Annuitization before the maximum commencement date and the Annuity Payment options available to You.

DEATH BENEFIT
We will pay a death benefit to Your beneficiary, under certain circumstances, if the Annuitant dies during the accumulation phase. If there is a surviving Owner(s) when the Annuitant dies, the surviving Owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an Annuity Payment Option (if You pick a variable Annuity Payment Option fees and expenses will apply), or may choose to receive the death benefit as a lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the Annuity Commencement Date. Please note that there is a mandatory Annuity Commencement Date. See ANNUITY PAYMENTS (THE INCOME PHASE) section in this prospectus.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the Annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the Death Proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the Separate Account in accordance with the allocations made by the policy Owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the Separate Account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the Policy Value in the Separate Account to the money market Subaccount after the death of the Annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the Annuitant's death (satisfactory evidence may include a certified death certificate).
When We Pay A Death Benefit
We will pay a death benefit IF:
•	You are both the Annuitant and sole Owner of the policy; and
•	You die before the Annuity Commencement Date.
We will pay a death benefit to You (Owner) IF:
•	You are not the Annuitant; and
•	the Annuitant dies before the Annuity Commencement Date.
Please note: If there is a surviving Owner(s) when the Annuitant dies, the surviving Owner(s) will receive the death benefit (i.e., the surviving Owner(s) takes the place of any beneficiary designation).
If the designated beneficiary receiving the death benefit is the surviving spouse of the Owner, then he or she may elect, if eligible, to continue the policy as the new Annuitant and Owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All currently existing surrender charges will be waived.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	You are the Owner but not the Annuitant; and
•	You die prior to the Annuity Commencement Date.
Please note: If an Owner (who is not the Annuitant) dies before the Annuitant, the amount payable will be equal to the cash value. Distribution requirements apply upon the death of any Owner. Generally, upon the Owner's death (who is not the Annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
If an Owner (who is not the Annuitant) dies during the accumulation phase, the cash value will be paid to the person or entity first listed below who is alive or in existence on the date of that death:
•	any surviving Owner(s);

•	primary beneficiary(ies);
•	contingent beneficiary(ies); or
•	deceased Owner's estate.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the Annuity Commencement Date depends on the annuity income option.
IF:
•	You are not the Annuitant; and
•	You die on or after the Annuity Commencement Date; and
•	the entire guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of such guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of Your death.
IF:
•	You are the Owner and Annuitant; and
•	You die after the Annuity Commencement Date; and
•	the Annuity Payment Option You selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
Owner Death
If an Owner (who is not the Annuitant) dies during the accumulation phase, the cash value will be paid to the person or entity first listed below who is alive or in existence on the date of that death:
•	any surviving Owner(s);
•	primary beneficiary(ies);
•	contingent beneficiary(ies); or
•	deceased Owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse of the deceased, upon the Owner's or the Annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the Annuitant's death if such election is made, the Policy Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Annuitant. Any excess of the death benefit amount over the Policy Value will be allocated to each applicable investment option in the ratio that the Policy Value in the investment option bears to the total Policy Value. The terms and conditions of the policy that applied prior to the Annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the Owner/Annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the Owner/Annuitant's social security number at the time of claim, she or he shall be treated as the Owner/Annuitant's spouse. In those circumstances, the Owner/Annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the Owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the Annuitant's spouse is the sole primary beneficiary of the Annuitant's interest in such account, the Annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.

Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive in good order the required information at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);
•	the Fixed Account portion of the minimum required Cash Value plus the Separate Account portion of the Policy Value, on the date we receive the required information in good order at our Administrative Office; and
•	the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus gross withdrawals, from the date of death to the date the death benefit is paid less any recaptured premium enhancement. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon Annuitization.
Guaranteed Minimum Death Benefit
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may choose the Annual Step-Up death benefit or the Return of Premium (age limitations may apply)] for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to Your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that Policy Year. This “step-up” death benefit is equal to:
•	the largest Policy Value on the Policy Date or on any policy anniversary prior to the earlier of the Annuitant's date of death or the Annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest Policy Value; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest Policy Value to the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
The Annual Step-Up Death Benefit is not available if You or the Annuitant is 76 or older on the Policy Date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If You elected the Annual Step-Up Death Benefit, You must allocate 100% of Your Policy Value to one or more of the designated investment options approved for the Annual Step-Up Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available investment options. Requiring that You designate 100% of Your Policy Value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	You may transfer amounts among the designated investment options; however, You cannot transfer any amount to any other Subaccount if You elect this death benefit.
•	We have processes and procedures in place that will prevent allocation to a Subaccount that is not a designated investment option. These processes and procedures include restricting transfers requested by telephone and internet.
Please note:  You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) as of the date of death; minus

•	withdrawals from the date of death to the date the death benefit is paid.
This benefit is not available if You or the Annuitant is 86 or older on the Policy Date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Return of Premium Death Benefit, you must allocate 100% of Your Policy Value to one or more of the designated investment options approved for the Return of Premium Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available designated options. Requiring that You designate 100% of Your Policy Value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	You may transfer amounts among the designated investment options; however, You cannot transfer any amount to any other Subaccount if You elect this death benefit.
•	We have processes and procedures in place that will prevent allocation to a Subaccount that is not a designated investment option. These processes and procedures include restricting transfers requested by telephone and internet.
Please note:  You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. Once You elect a death benefit and your policy is issued, Your death benefit cannot be changed and You will not be impacted by a decision to discontinue offering any particular guaranteed minimum death benefit to new sales.
Adjusted Partial Withdrawal
When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the dollar amount of your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of withdrawal. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial withdrawal amount is: adjusted partial withdrawal = (amount of the withdrawal * the current death proceeds prior to the withdrawal) / policy value prior to the withdrawal.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial withdrawal” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial withdrawal.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult Your own financial professional about Your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the Owner must generally include in income any increase in the Policy Value over the investment in the policy during each taxable year.
There are different rules as to how You will be taxed depending on how You take the money out and the type of policy-qualified or nonqualified.

If You purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, Your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions You can make to a qualified policy. Other restrictions may apply including terms of the plan in which You participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If You purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of Your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, You may be subject to current taxation if You assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if You make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with Owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The Separate Account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Separate Account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the Separate Account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the Separate Account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the Subaccounts. Each Separate Account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The Owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a Subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, Owners of variable policies who retain excessive control over the investment of the underlying Separate Account assets may be treated as the Owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the Owner of a variable policy is to be treated as the Owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the Owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the Owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, Owners bear the risk that they will be treated as the Owner of Separate Account assets and taxed accordingly.
We believe that the Owner of a policy should not be treated as the Owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the policies from being treated as the Owners of the underlying Separate Account assets. Concerned Owners should consult their own financial professionals regarding the tax matter discussed above.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any Owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any Owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such Owner's death. If any Owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such Owner's date of death or (2) to (or for the benefit of) a designated beneficiary, over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary) and such distribution begin not later than 1 year after the date of the Owner’s death (also known as a “stretch” payout). The designated beneficiary must be an individual. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulations § 1.401(a)(9)-9, A-1. However, if upon such Owner's death the Owner's surviving spouse is the designated beneficiary of the policy, then the policy may be continued with the surviving spouse as the new Owner. If any Owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary Annuitant shall be treated as an Owner and any death or change of such primary Annuitant shall be treated as the death of an Owner.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an Owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Policy Value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if You make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an Owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the Policy Value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent financial professional. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a financial professional for more information on how this may impact Your policy.
Different Individual Owner and Annuitant
If the Owner and Annuitant on the policy are different individuals, there may be negative tax consequences to the Owner and/or beneficiaries under the policy if the Annuitant predeceases the Owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult Your legal counsel or financial professional if You are considering designating a different individual as the Annuitant on Your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of Annuity Commencement Date used in Your policy and the dates will be the same. However, in certain circumstances, Your annuity starting date and Annuity Commencement Date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure Your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a financial professional for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been Annuitized before that age or have other tax consequences. You should consult with a financial professional about the tax consequences in such circumstances.

Taxation of Annuity Payments
Although the tax consequences may vary depending on the Annuity Payment Option You select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments You receive will be includable in Your gross income.
In general, the excludable portion of each annuity payment You receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums You pay for the policy, reduced by any amounts You have previously received from the policy that are excludible from gross income.
If You select more than one Annuity Payment Option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent financial professional as to the potential tax effects of allocating amounts to any particular Annuity Payment Option.
If, after the annuity starting date, annuity payments stop because an Annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on Your tax return.
Taxation of Surrenders and Withdrawals - Nonqualified Policies
When You surrender Your policy, You are generally taxed on the amount that Your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums You pay for the policy, reduced by any amounts You have previously received from the policy that are excludible from gross income. Withdrawals are generally treated first as taxable income to the extent of the excess in the Policy Value over the “investment in the policy.” Distributions taken under the systematic payout option are treated for tax purposes as withdrawals, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as withdrawals and surrenders. You may also be subject to current taxation if You make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If Your policy contains an Excess Interest Adjustment feature (also known as a market value adjustment), then Your Policy Value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive Excess Interest Adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of Excess Interest Adjustments, and You may want to discuss the potential tax consequences of an Excess Interest Adjustment with Your financial professional.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an Owner (or where the Owner is a non-natural person, an Annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the Owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a financial professional for more information regarding the imposition of penalty tax.

Guaranteed Lifetime Withdrawal Benefits
For policies with a Guaranteed Lifetime Withdrawal Benefit or a Guaranteed Minimum Accumulation Benefit the application of certain tax rules, particularly those rules relating to distributions from Your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the Guaranteed Lifetime Withdrawal Benefits) and the guaranteed future value (with respect to the Guaranteed Minimum Accumulation Benefit) could be taken into account to determine the Policy Value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a Guaranteed Lifetime Withdrawal Benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement Annuity, You could be treated as in receipt of some amount of income attributable to the value of the benefit even though You have not received a payment from Your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, if the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, You should consult a financial professional with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same Owner (policyholder) during the same calendar year are treated as one annuity for purposes of determining the amount includable in the Owner's income when a taxable distribution (other than annuity payments) occurs. If You are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, You may wish to consult with Your financial professional regarding how aggregation will apply to Your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that You own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, Your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your Policy Value immediately after the exchange may exceed Your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a withdrawal, surrender, annuity income payment or death benefit).
If You exchange part of an existing contract for the policy, and within 180 days of the exchange You received a payment other than certain annuity payments (e.g., You take a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in Your income and subject to a 10% penalty tax.
You should consult Your financial professional in connection with an exchange of all or part of an annuity contract for the policy, especially if You may take a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions taken from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from Your qualified policy could cause Your other investment income to be subject to the tax. Please consult a financial professional for more information.
Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are treated as a valid marriage under the applicable state law, will each be treated as a spouse as defined in this policy for state law purposes. However, individuals in other arrangements that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy for federal tax purposes. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a financial professional for more information on this subject.

Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of Your death or the death of the Annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via withdrawals, these amounts are taxed in the same manner as surrenders; or (3) if distributed under an Annuity Payment Option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an Annuitant or payee or other beneficiary who is not also the Owner, the exchange of a policy and certain other transactions, or a change of Annuitant other than the Owner, may result in certain income or gift tax consequences to the Owner that are beyond the scope of this discussion. An Owner contemplating any such transaction or designation should contact a competent financial professional with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to You. In particular, the IRS may treat fees associated with certain optional benefits as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable withdrawals, the tax rules associated with these benefits are unclear, and we advise that You consult Your financial professional prior to selecting any optional benefit under the policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
The estate and gift tax unified credit basic exclusion amount is $10,000,000, subject to inflation adjustments (using the C-CPI-U), for taxable years beginning after December 31, 2017, and before January 1, 2026. The maximum rate is 40%.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that Your estate plan adequately addresses Your needs and that of Your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from Your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the Owner must be the Annuitant; (ii) the policy generally is not transferable by the Owner, e.g., the Owner may not designate a new Owner, designate a contingent Owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10),

408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or withdrawals according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the Annuitant attains age 72 (or age 70½ if the Annuitant attained 70½ before 1/1/2020); (v) an Annuity Payment Option with a period certain that will guarantee annuity payments beyond the life expectancy of the Annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the Annuitant dies prior to the distribution of the Policy Value; (vii) the entire interest of the Owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when taken 5 tax years after the first contribution to any Roth IRA of the individual and taken after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when taken from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the Owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a Roth IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the Policy Value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a Guaranteed Lifetime Withdrawal Benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their financial professional.
Pursuant to tax regulations, we generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers You request from a 403(b) policy comply with applicable tax requirements before we process Your request. We will defer such payments You request until all information required under the tax law has been received. By requesting a surrender or transfer, You consent to the sharing of confidential information about You, the policy, and transactions under the policy and any other 403(b) policies or accounts You have under the 403(b) plan among us, Your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount You receive is taxable, generally based on the ratio of Your “investment in the policy” to Your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by You or on Your behalf. If You do not have any non-deductible premium payments, Your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date You reach age 59½, unless You meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a financial professional for more information regarding the application of these exceptions to Your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to You under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 72 (or 70½ if he/she attained 70½ prior to 1/1/2020) or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent Owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the Owner (or plan participant) reaches age 72 (or 70½ if he/she attained 70½ prior to 1/1/2020). The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating required minimum distributions. Please consult with your financial professional to learn more about an optional living or death benefit prior to purchase.
Each Owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and financial professional regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable.
You should consult Your legal counsel or financial professional if You are considering purchasing an enhanced death benefit or other optional rider, or if You are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Optional Living Benefits
For policies with a Guaranteed Lifetime Withdrawal Benefit or a Guaranteed Minimum Accumulation Benefit the application of certain tax rules, particularly those rules relating to distributions from Your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the Guaranteed Lifetime Withdrawal Benefit. In view of this uncertainty, You should consult a financial professional before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or taken. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether You elect not to have federal income tax withheld, You are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity Owners that are U.S. persons. Taxable distributions made to Owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the Owner's country of citizenship or residence. Prospective foreign Owners are advised to consult with a qualified financial professional regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial Owner of the policy or the distribution. The rules relating to FATCA are complex, and a financial professional should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood and nature of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a financial professional with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive.

ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time during the accumulation phase to receive regular withdrawals from Your policy by using the systematic payout option. Any systematic withdrawal in excess of the cumulative interest credited from the guaranteed period options at the time of the withdrawal may be subject to an excess interest adjustment. Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. Any systematic withdrawal could reduce Your rider values (perhaps significantly). Systematic withdrawals can be taken monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $40. Monthly and quarterly systematic withdrawals must generally be taken by electronic funds transfer directly to Your checking or savings account. There is no charge for this benefit.
Keep in mind that withdrawals under the systematic payout option may be taxable, and if taken before age 59½, may be subject to a 10% federal penalty tax.
Liquidity Rider
The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time You purchase the policy.
The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office.
Surrender Charge Schedule. The Liquidity Rider reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge will remain unchanged from that of the B-Share for the first four years.
Rider Fee. There is an additional charge for this rider which is a percentage of the daily net asset value in the Separate Account which is deducted in calculating the Accumulation Unit values. The rider fee is only charged for the first four policy years.
Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of Accumulation Units. This will result in adjusting the number of Accumulation Units and adjusting the unit value of the Subaccounts in which You were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of Accumulation Units and unit values will not affect Policy Values.
Termination. The rider is irrevocable.
Please note:
•	This feature terminates upon Annuitization and there is a mandatory Annuity Commencement Date.
•	We may credit interest in the Fixed Account (if available) at a different rate if You select this rider.
•	The Liquidity Rider is not suitable for You if You are purchasing the policy for a long term investment.
Additional Death DistributionSM
The optional Additional Death DistributionSM rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under Your policy, in certain circumstances. The Additional Death DistributionSM is only available for issue ages through age 75. The Additional Death DistributionSM is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. The Additional Death Distribution benefit is based on our claims-paying ability.
Please see “Appendix – Rider Grid Variations” for information on riders purchased prior to May 1, 2020.
The Additional Death DistributionSM may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office.

Additional Death DistributionSM Benefit Amount. The Additional Death DistributionSM is payable only if You elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death DistributionSM is equal to:
•	the Additional Death DistributionSM factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.
Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current Policy Value minus the Policy Value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death DistributionSM rider if there are no rider earnings on the date the death benefit is calculated.
If You purchase Your policy as part of a 1035 exchange or add the Additional Death DistributionSM rider after You purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death DistributionSM is added to Your policy.
The Additional Death DistributionSM factor is 40% for issue ages under 71 and 25% for issue ages 71-75, based on the Annuitant’s age.
No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.
For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death DistributionSM will be considered.
Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death DistributionSM payable as well as the effect of a withdrawal on the Additional Death DistributionSM benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new Owner instead of receiving a death benefit and Additional Death DistributionSM, the spouse will generally receive a one-time Policy Value increase equal to the Additional Death DistributionSM. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution benefit is still being offered. Certain Owners may have the option to continue the rider without receiving the one-time Policy Value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the Annuitant.)
Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which is deducted annually on each rider anniversary prior to Annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death DistributionSM would not pay any benefit (because there are no rider earnings).
Termination. The rider will remain in effect until:
•	You cancel it by notifying our Administrative Office in writing,
•	the policy is Annuitized or surrendered,
•	the Policy Value becomes zero, or
•	the Additional Death DistributionSM is paid or added to the Policy Value under a spousal continuation.
Once terminated, the Additional Death DistributionSM may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon Annuitization.
Additional Death Distribution+SM
The optional Additional Death Distribution+SM rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under Your policy, in certain circumstances. The Additional Death Distribution+SM is only available for issue ages through age 75. The Additional Death Distribution+SM is only available with the Return of Premium Death

Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a non-qualified stretch withdrawal option. The Additional Death Distribution+ benefit is based on our claims-paying ability.
The Additional Death Distribution+SM may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office.
Please see “Appendix – Rider Grid Variations” for information on riders purchased prior to May 1, 2020.
Additional Death Distribution+SM Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the Policy Value less any premium payments added after the rider date.
The rider benefit percentage equals 30% for issue ages 0 - 70 based on the Annuitant’s age.
No benefit is payable under the Additional Death Distribution+SM if the Policy Value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
Please see “Appendix - Additional Death Distribution+SM Rider” for an example that illustrates the additional death benefit payable as well as the effect of a withdrawal on the Additional Death Distribution+SM benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+SM, then the spouse will generally receive a one-time Policy Value increase equal to the Additional Death Distribution+SM. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time Policy Value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the Annuitant.)
Rider Fee. There is an additional charge for this rider which is a percentage of the policy value, which, is deducted annually on each rider anniversary prior to Annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	You cancel it by notifying our Administrative Office in writing in good order,
•	the policy is Annuitized or surrendered,
•	the Policy Value becomes zero, or
•	the additional death benefit is paid or added to the Policy Value under a spousal continuation.
Please note: This feature terminates upon Annuitization.
Nursing Care and Terminal Condition Waiver
No surrender charges or excess interest adjustments will apply if You take a withdrawal ($1,000 minimum), under certain circumstances, because You or Your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the Annuitant or Annuitant's spouse if the Owner is not a natural person. There is no restriction on the maximum amount You may withdraw under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No surrender charges or excess interest adjustments will apply to withdrawals after You or Your spouse become unemployed due to:
•	involuntary termination of employment
•	involuntary lay off;
In order to qualify, You (or Your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the Policy Date;
•	unemployed for at least 60 days in a row at the time of withdrawal;
•	must have a minimum Cash Value at the time of withdrawal of $5,000; and
•	You (or Your spouse) must be receiving unemployment benefits.
You must provide written proof from Your State's Department of Labor, which verifies that You qualify for and are receiving unemployment benefits at the time of withdrawal.
You may use this benefit at any time during the accumulation phase and for so long as You meet the criteria specified above. This benefit is also available to the Annuitant or Annuitant's spouse if the Owner is not a natural person. There is no restriction on the maximum amount You may withdraw under this benefit. There is no charge for this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require You to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require You to provide information to verify Your identity when You call us and we will record conversations with You. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume You are authorizing us to act upon those instructions. For electronic transactions through the internet, You will need to provide Your username and password. You are responsible for keeping Your password confidential and must notify us of any loss, theft or unauthorized use of Your password.
Telephone and other electronic transactions must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transactions received in good order on non-business days or after our close of business on business days will get next-day pricing. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order. Please note that the telephone and/or electronic device transactions may not always be available. Any telephone, fax machine or other electronic device, whether it is Yours, Your service provider's, or Your financial representative(s) can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of Your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take Your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If You are experiencing problems, You should make Your request by writing to our Administrative Office.
We reserve the right to revoke Your telephone and other electronic transaction privileges at any time without revoking all Owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, You may instruct us to automatically make transfers into one or more Subaccounts in accordance with Your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more Accumulation Units when prices are low and fewer Accumulation Units when prices are high, it does not guarantee profits or assure that You will not experience a loss.

Dollar Cost Averaging programs that may be available under Your policy:
•	Traditional – You may specify the dollar amount to be transferred and the number of transfers, or just the number of transfers, in which case we will calculate the amount to be transferred. Unless a specified date is requested, transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly transfers or 4 quarterly transfers, and the maximum is 24 monthly transfers or 8 quarterly transfers. You can elect to transfer from the fixed account, money market or other specified subaccount. If You elect to transfer from the Fixed Account, or if You elect to transfer from the money market or other specified Subaccount and only the number of transfers is provided, we will transfer 100% of the remaining value in the elected source fund for the final transfer. If the money market or other Subaccount is elected as the source fund and a specified dollar amount is provided with the number of transfers, You must choose if You want to transfer all remaining value out of the source fund or if ou would like any remaining value to stay within the Subaccount.
•	Special – You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively). If the value in the source fund is less than the scheduled transfer, 100% of the value remaining in the source fund will be transferred for the final transfer.
Unless a specific date is requested, the Dollar Cost Averaging program will begin the next market day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please Note: Dollar Cost Averaging programs will not begin on the 29th, 30th or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, and You instruct us to add it to the Dollar Cost Averaging program, the amount of the Dollar Cost Averaging transfers will increase proportionally.
NOTE CAREFULLY:
New Dollar Cost averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount allocated to a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider Your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and may be available with the Guaranteed Lifetime Withdrawal Benefits. Any amount in the Dollar Cost Averaging source account or any Fixed Account are ignored for the purposes of Asset Rebalancing. There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options. We reserve the right to terminate the availability of any Dollar Cost Averaging program at any time.
Asset Rebalancing
During the accumulation phase You can instruct us to automatically rebalance the amounts in Your Subaccounts to maintain Your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options as applicable under the Portfolio Allocation Method. There is no charge for this benefit. We reserve the right to terminate the availability of any asset rebalancing program at any time.
Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers Guaranteed Lifetime Withdrawal Benefits - the Guaranteed Principal SolutionSM rider, the Retirement Income Max® rider, the Retirement Income Choice® 1.6 rider and the Transamerica Income EdgeSM rider. Some important aspects of each of these riders are summarized in the Guaranteed Lifetime Withdrawal Benefit Comparison Table below and are described in more detail. Please Note: There are investment restrictions associated with these benefits that can limit participation in market gains. Withdrawals taken in excess of the prescribed limits (rider withdrawal amount) will reduce the amount of the benefit and may eliminate the benefit altogether, if the amount of the excess withdrawal exceeds the Policy Value at the time of the withdrawal. Withdrawals taken while the contract value is greater than zero are withdrawals of the Owner’s own money (not the Company’s). You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for You.
The following benefit is no longer available, but if you have previously elected this rider you can still upgrade:
•	Income LinkSM rider
See “Appendix - Rider Grid Variations” for additional information on the rider above.
Guaranteed Lifetime Withdrawal Benefit Comparison Table
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income EdgeSM Rider
Election: At Issue Post Issue	Election: At Issue Post Issue	Election: At Issue Post Issue	Election: At Issue Post Issue
Cannot be elected if you have Retirement Income Max®, Retirement Income Choice® 1.6 or Transamerica Income EdgeSM riders.	Cannot be elected if you have Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Transamerica Income EdgeSM riders.	Cannot be elected if you have Retirement Income Max®, Guaranteed Principal SolutionSM or Transamerica Income EdgeSM riders.	Cannot be elected if you have Retirement Income Max®, Retirement Income Choice® 1.6 or Guaranteed Principal SolutionSM riders.
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of level cash withdrawals (and payments from us when the Policy Value is reduced to zero) regardless of the performance of the designated investment options that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of level cash withdrawals (and payments from us when the Policy Value is reduced to zero) regardless of the performance of the designated investment options that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of level cash withdrawals (and payments from us when the Policy Value is reduced to zero) regardless of the performance of the investment options that you select.
(2) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Investor Need Rider Addresses: • Market Participation • Protection of Assets • Retirement income for life	Investor Need Rider Addresses: • Retirement income for life • Conservative range of investment choices	Investor Need Rider Addresses: • Retirement income for life • Moderate range of investment options • Income for long term care	Investor Need Rider Addresses: • Retirement income for life • Broad range of investment choices

Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income EdgeSM Rider
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.	Additional Options:
(1) Death Benefit Option—You may elect an option that may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.
(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant's spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.	Additional Options:
(1) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charge:
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Current Charge:
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Current Charge:
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Allocation and Withdrawal Percentages” in the Statement of Additional Information.

Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income EdgeSM Rider
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment options that you select.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions:
You must allocate a certain percentage of your policy value to the stable account, the select investment options and the flexible investment options as provided in the Rate Sheet Prospectus Supplement. Upon rebalancing, a certain percentage of your policy value (excluding the stable account) must be allocated to the select investment options and the flexible investment options.
Effect of Withdrawals:
Withdrawals up to the applicable rider withdrawal amount in any rider year will not reduce the applicable withdrawal base (7% or 5%) (the rider withdrawal amount will not be reduced). Withdrawals greater than the applicable rider withdrawal amount in any rider year will reduce the applicable withdrawal base, which will, in turn, reduce the applicable withdrawal amount. All withdrawals will reduce the Guaranteed Future Value by the greater of the withdrawal or the pro-rata amount.	Effect of Withdrawals:
Withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base (the rider withdrawal amount will not be reduced). Withdrawals greater than the rider withdrawal amount in any rider year will reduce the withdrawal base, which will, in turn, reduce the withdrawal amount.	Effect of Withdrawals:
Withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base (the rider withdrawal amount will not be reduced). Withdrawals greater than the rider withdrawal amount in any rider year will reduce the withdrawal base, which will, in turn, reduce the withdrawal amount.	Effect of Withdrawals:
Withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base (the rider withdrawal amount will not be reduced). Withdrawals greater than the rider withdrawal amount in any rider year will reduce the withdrawal base, which will, in turn, reduce the withdrawal amount.
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Allocation and Withdrawal Percentages” in the Statement of Additional Information.
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Allocation and Withdrawal Percentages” in the Statement of Additional Information.
Guaranteed Principal SolutionSM Rider
You may elect to purchase the optional Guaranteed Principal SolutionSM rider (also known as Living Benefits Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Guaranteed Principal SolutionSM rider is only available during the accumulation phase. The Guaranteed Principal SolutionSM rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. If you elect the Guaranteed Principal SolutionSM rider you cannot elect the Retirement Income Max®, Retirement Income Choice® 1.6 or the Transamerica Income EdgeSM riders. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Guaranteed Principal SolutionSM rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
You should view the Guaranteed Principal SolutionSM rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Guaranteed Principal SolutionSM rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantees due to the decreasing life expectancy as you age. This risk may be heightened if amounts are transferred based on the Portfolio Allocation Method. See Portfolio Allocation Method below.
•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. (See Portfolio Allocation Method, below.)
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount , because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The maximum annual withdrawal amount is either “principal back”, which is defined as up to 7% of your total withdrawal base each rider year until your minimum remaining withdrawal amount reaches zero, or “for life”, which is defined as up to 5% of your total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero due to excess withdrawals.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Guaranteed Principal SolutionSM rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select. The level of protection under the Guaranteed Minimum Accumulation Benefit is not 100% of your premium payments and is only in effect for the first ten rider years.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount by which we reduce your policy value.
See the “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference between your policy value (the policy value will then be subject to investment risk) and the guaranteed future value, and this amount will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.

Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
You may elect to make withdrawals under either “principal back” or “for life”. However, it is not a requirement that you specify a withdrawal as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
Please note:
•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	Principal Back: You can withdraw up to 7% of, what we call your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
OR
•	For Life: You can withdraw up to 5% of, what we call your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax adviser before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. There is an additional charge for this rider which is a percentage of the “principal back” total withdrawal base on each rider anniversary which is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than the same percentage of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Guaranteed Principal SolutionSM rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM rider. Using PAM, we will monitor your policy value and amounts will be transferred back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose to the extent the disclosed formula mandates. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Guaranteed Principal SolutionSM rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM rider. You should not view the Guaranteed Principal SolutionSM rider or PAM as a “market timing” tool or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Guaranteed Principal SolutionSM rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.

Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options. If a merger of an underlying investment option occurs, the policy value allocated to the existing subaccount will be merged into the surviving underlying investment option.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Guaranteed Principal SolutionSM rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
We reserve the right to change investment choices in the future for new purchasers of the Guaranteed Principal SolutionSM rider, including changing the PAM investment option, as we deem necessary to support the guarantees thereunder. We will not change the PAM investment option for any existing policyholders of a Guaranteed Principal SolutionSM rider.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next. See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the rider by providing us the required notice. If you upgrade your rider, the current rider will terminate and a new rider will be issued. The new rider’s total withdrawal base, guaranteed future value and minimum remaining withdrawal amount will equal the policy value on the date of the upgrade. At that time, the maximum annual withdrawal amount will be recalculated using the new total withdrawal base.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date we receive all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

Termination
The Guaranteed Principal SolutionSM rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Guaranteed Principal SolutionSM rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
Retirement Income Max® Rider
If you elect the Retirement Income Max® rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial professional whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, other designated investment options are available under the Retirement Income Max® rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider, which provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Transamerica Income EdgeSM riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Retirement Income Max® rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Max® - Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and the growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
•	We will not refund charges that have been paid up to the point of terminating your policy or receiving annuity payments.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information, for your withdrawal percentage depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the Annuitant) attains age 72 (or age 70½ if the Annuitant attained 70½ before 1/1/2020), the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or

•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in Rate Sheet Prospectus Supplements. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC). In order to receive the applicable withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and you had crossed into another age band prior to the automatic step-up, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount and the rider fee. The withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® - Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
•	The rider fee may be greater if this option is elected.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your rider fee will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC).

In order for the fee disclosed on the applicable Rate Sheet Prospectus Supplement to apply: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
A portion of the rider fee will be assessed upon full surrender of the policy or other termination of the rider. The quarterly fee will be adjusted based on the number of days remaining until the end of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial professional whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 rider, which provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Choice® 1.6 rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Max® or Transamerica Income EdgeSM riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement

Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, sections in the prospectus). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See Appendix – Hypothetical Adjusted Withdrawals – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. The investment options are categorized within designated investment groups, each of which has a different price point. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
•	We will not refund charges that have been paid up to the point of terminating your policy or receiving annuity payments.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information, for your withdrawal percentage depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) attains age 72 (or age 70½ if the Annuitant attained 70½ before 1/1/2020), the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make further premium payments and all policy features, benefits, and guarantees other than the base guaranteed lifetime withdrawal benefits and the rider death benefit (if applicable), provided by this rider terminate. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then the rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in a Rate Sheet Prospectus Supplements. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC). In order to receive the applicable withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2)your application must be received and your policy funded within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as of the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
Retirement Income Choice® 1.6 – Base Benefit – Growth
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 rider. See “Appendix - Designated Investment Options” for a complete listing of available investment options. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
•	Joint Life; and
•	Income EnhancementSM.
There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect. The rider fee will be disclosed in a Rate Sheet Prospectus Supplement.
Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

•	The additional death benefit adjustment differs from the adjusted partial withdrawal amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The rider fee may be greater if this option is elected.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.
Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour Nursing Service by or under the supervision of Nurses;
•	It is supervised by a staff of one or more licensed Physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a skilled nursing facility or Alzheimer's disease/Memory Care facility;
•	It provides room and board accommodations;
•	Will provide 24-hour nursing services, 7 days a week by on-site Nurses on a continuing inpatient basis;
•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one licensed Physician; and

•	It has a licensed Physician available to supervise; and
•	It performs and maintains a clinical assessments based on uniform minimum data sets as set forth in Section 1819(b)(c)(A) of the Social Security Act, as amended.
A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, residential, retirement or educational care;
•	Personal care homes, personal care boarding homes, or residential care facilities;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities, domiciliary care homes, independent living apartments, hotels or motels; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.
Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. The current rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC).
In order for the fee disclosed on the applicable Rate Sheet Prospectus Supplement to apply: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage multiplied by the withdrawal base.
The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.

Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
A portion of the rider fee will also be assessed upon full surrender of the policy or other termination of the rider. The quarterly fee will be adjusted based on the number of days remaining until the end of the most recent rider quarter and ending on the date of termination.
The fee adjustment at rider termination is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
Beginning on the fifth rider anniversary, the rider fee percentages may increase (or decrease) at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentages will not exceed 0.75% from the current rider fee percentages in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentages to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75
A portion of the rider fee will also be assessed upon full surrender of the policy or other termination of the rider. The quarterly fee will be adjusted based on the number of days remaining until the end of the most recent rider quarter and ending on the date of termination.

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first business day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct a portion of all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.

Transamerica Income EdgeSM Rider
If you elect the Transamerica Income EdgeSM rider identified below, which provides certain guaranteed benefits, the Company requires a certain percentage of your policy value to be allocated to the stable account and to select investment options, with the remainder to be allocated to the select investment options and flexible investment options. One or more of the select investment options and flexible investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with the required allocations, which may include volatility control strategies, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial professional whether to allocate to subaccounts that invest in underlying funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Transamerica Income EdgeSM rider. If you determine that underlying funds with volatility control strategies are not consistent with your investment objectives, there continues to be other investment options available under the Transamerica Income EdgeSM rider that do not invest in underlying funds that utilize volatility control strategies.
Transamerica Income EdgeSM - Summary
You may elect to purchase the optional Transamerica Income EdgeSM rider, which provides you with: (1) a GLWB; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate a certain percentage of your policy value to the stable account and to select investment options and flexible investment options some of which are designed to help manage our risk and support the guarantees under the rider. If you elect the Transamerica Income EdgeSM rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Retirement Income Max® riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Transamerica Income EdgeSM rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified or 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. The benefits under the Transamerica Income EdgeSM rider are based on our claims-paying ability.
The Transamerica Income EdgeSM rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Under the Transamerica Income EdgeSM rider, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value (excluding the stable account until other investment options are depleted of value), and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) attainment of the minimum benefit age (as provided in your rider) and lasting until the annuitant’s (or annuitant’s spouse if younger and the joint life option is elected) death unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments section below. A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage that is used to determine your rider withdrawal amount and required allocations will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC).
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy although withdrawals that are excess withdrawals will reduce your withdrawal base and future GLWBs. See “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.

If you elect the Transamerica Income EdgeSM rider, a certain percentage of your policy value on the rider date must be allocated to the stable account, the select investment options and the flexible investment options, as specified in the applicable Rate Sheet Prospectus Supplement. Transfers to and from the stable account are not permitted. Withdrawals from the stable account are not permitted until all other investment options are depleted of value. Withdrawals from the flexible investment options and select investment options will be deducted on a pro-rata basis from each investment option you have allocated to. If you do not wish to maintain the required allocation percentages for the investment options, the rider must be terminated, subject to the termination restrictions and requirements of the rider, prior to making any transfer. Additional detail regarding the required allocations is provided in the Required Allocations section, below.
Please note:
•	You will begin paying the rider charge as of the rider date, even if you do not begin taking withdrawals for many years. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the GLWB under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to the select and flexible investment options and the stable account, subject to specified allocation percentages as provided in the Rate Sheet Prospectus Supplement. You should consult with your financial professional to assist you in determining whether these investment options and required allocations are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may eliminate the benefit. See “Appendix – Hypothetical Adjusted Withdrawals – Guaranteed Lifetime Withdrawal Benefit Riders”.
•	Upon receiving due proof of death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Transamerica Income EdgeSM rider terminates and all benefits thereunder cease.
•	You may terminate the rider by providing written notice to us requesting termination during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter. See Termination section, below.
•	If your policy value reaches zero, the Company may require satisfactory evidence a person is alive if a payment is based on that person being alive. A notarized letter may be provided as satisfactory evidence a person is living.
•	We will not refund charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Like all withdrawals, withdrawals up to the rider withdrawal amount, while this rider is in effect also:
•	reduce your policy value by the amount of the withdrawal;
•	reduce your base policy death benefit and other benefits by the adjusted withdrawal amount;
•	may be subject to surrender charges if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties (see TAX INFORMATION); and
•	may be limited or restricted under certain qualified policies. (see TAX INFORMATION – Qualified Policies and TAX INFORMATION – Optional Living Benefits)
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after attainment of the minimum benefit age) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) has not attained the minimum benefit age of 59 on the rider date and remains zero until the first day of the rider year after the annuitant (or the annuitant's spouse if younger and the joint life option is elected) has attained the minimum benefit age. On the first day of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage. See applicable Rate

Sheet Prospectus Supplement for additional information. Surrender charges may apply if your rider withdrawal amount exceeds your surrender charge free amount. (For riders issued prior to the date of this prospectus, see “Appendix – Prior Allocation and Withdrawal Percentages” in the Statement of Additional Information, for your withdrawal percentage depending on when you purchased your rider.)
For qualified policies: If the plan participant (generally the annuitant) attains age 72 (or age 70½ if the Annuitant attained 70½ before 1/1/2020), the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount, if any. The minimum require distribution is calculated based on the rules established by the IRS. The minimum required distribution may only be used if all of the following are true:
a.	the policy to which this rider is attached is a tax-qualified policy for which the IRS minimum required distributions are required,
b.	the minimum required distributions do not start prior to the annuitant’s attained age of 72 (or age 70 ½ if the Annuitant attained 70½ before 1/1/2020),
c.	the minimum required distributions are based on either the Uniform Lifetime table or the Joint Life and Last Survivor Expectancy table,
d.	the minimum required distributions are based on age of the living annuitant. The minimum required distributions cannot be based on the age of someone who is deceased,
e.	the minimum required distributions are based only on the policy to which this rider is attached,
f.	the minimum required distributions are only for the current rider year. Amounts carried over from past rider years are not considered, and
g.	If any of the above are not true, then the minimum required distribution is equal to zero and it is not available as a rider withdrawal amount.
•	Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits and guarantees (except those provided by this rider) are terminated. In addition, we will, unless instructed otherwise, make payments using the current payment instructions on file with us equal to the rider withdrawal amount divided by the frequency of payments. If the younger of the annuitant or annuitant’s spouse has attained the minimum benefit age and a systematic payout option is not active at the time the policy value equals zero, a monthly payment will begin. If the minimum benefit age has not been attained, the monthly payment will begin on the rider anniversary following the attainment of the minimum benefit age. Once the payment amount and frequency are established, they cannot be changed and no additional withdrawals will be allowed. Furthermore, any remaining minimum required cash value will be paid on the later of the annuitant’s or annuitant’s spouse’s death.
•	due to an excess withdrawal, then your policy will terminate resulting in the termination of this rider. An excess withdrawal that does not cause your policy value to equal zero will not terminate the rider.
Please note:
•	If the rider is added prior to the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) having attained the minimum benefit age, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	The select and flexible investment options may be changed by us in the future. Any changes to investment allocation requirements will not affect existing policy owners with an active rider.

Rate Sheet Prospectus Supplement
The withdrawal and fee percentages, as well as the required allocations are disclosed in Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC). In order to receive the applicable withdrawal and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal and fee percentages, as well as required allocations reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Transamerica Income EdgeSM – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount and the rider fee. The withdrawal percentage is determined by the annuitant’s age (or the annuitants spouse's age if younger and the joint life option is elected) and rider duration at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant (or the annuitant's spouse if younger and the joint life option is elected) having attained the minimum benefit age.
The withdrawal percentage is disclosed in Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC). Unless the applicable Rate Sheet Prospectus Supplement provides otherwise, in order to receive the withdrawal percentage reflected in a Rate Sheet Prospectus Supplement:
•	your application must be signed within the time period disclosed in the Rate Sheet Prospectus Supplement;
•	we must receive your completed application within 7 calendar days from the date that the Rate Sheet Prospectus Supplement is no longer effective; and
•	the policy value must be funded within 60 calendar days from the date that the Rate Sheet Prospectus Supplement is no longer effective.
If any of these conditions are not met, your application will be considered not in good order for the current Rate Sheet Prospectus Supplement. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups. See Automatic Step –Up section below and the applicable Rate Sheet Prospectus Supplement.
Transamerica Income EdgeSM – Withdrawal Base
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount and the rider fee. The withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, not including premium enhancement if the X-Share is elected, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base; and
•	the policy value on the current rider anniversary (see Automatic Step-Up below).

See “Appendix – Hypothetical Example of Withdrawal Base Calculation – Transamerica Income EdgeSM Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Transamerica Income EdgeSM – Automatic Step-Up
Automatic Step-Up. On each rider anniversary, the rider will receive an automatic step-up if the withdrawal base is equal to the policy value on the rider anniversary immediately after the withdrawal base reset on the rider anniversary. If the policy value is not greater than the current withdrawal base, then no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band or rider year duration prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Transamerica Income EdgeSM – Withdrawal Base Adjustments
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your regular or scheduled non-excess withdrawals may thereafter become excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, and no automatic step-ups occurred, but that after six years your policy value has declined to $90,000 solely because of negative investment performance. You could receive up to $6,000 each rider year for the rest of your life based on an assumed withdrawal percentage of 6.0% for the single life option multiplied by an assumed withdrawal base of $100,000 and assuming that:
•	you take your first withdrawal when you are age 72
•	you do not withdraw more than the rider withdrawal amount in any one year, and
•	there are no future automatic step-ups.
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 72 years old. That excess withdrawal decreases your future rider withdrawal amount to $5,714.
Because the withdrawal ($10,000) is in excess of the rider withdrawal amount ($6,000) it impacts the withdrawal base on a greater than dollar-for-dollar basis.
Adjusted Partial Withdrawal = Excess Withdrawal Amount * Withdrawal Base prior to the withdrawal / Policy Value after the Rider Withdrawal Amount but prior to the Excess Withdrawal Amount.
Excess withdrawal amount $10,000 - $6,000 = $4,000
Withdrawal base = $100,000
Policy value after the rider withdrawal amount but prior to the excess withdrawal amount $90,000 - $6,000 = $84,000
Adjusted partial withdrawal = $4,000 * $100,000 / $84,000 = $4,761.90

New withdrawal base $100,000 - $4,761.90 = $95,238.10
New rider withdrawal amount $95,238.10 * 6% = $5,714.29
See the “Appendix - Hypothetical Adjusted Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Transamerica Income EdgeSM –Required Allocations
If you elect this rider, a certain percentage of your policy value on the rider date must be allocated to the stable account, the select investment options and the flexible investment options, in accordance with the percentages specified in the Required Allocations for Premium Payments table contained in the Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC). After the rider date, the allocation of all subsequent premium payments made must also comply with the required allocations for premiums so long as this rider is effective.
In addition, if you elect this rider, any transfers to and from the select investment options and the flexible investment options must comply with the percentages specified in the Rate Sheet Prospectus Supplement in effect at the time you elect this rider. Any transfers to and from the select investment options and flexible investment options will be validated using the prior day’s policy values to ensure compliance with the required allocations for rebalancing at the time of the request. Transfer requests that do not comply with the required allocations for rebalancing will be deemed not in good order. Changes in policy values due to market movements on other dates will not be treated as a violation of the required allocations.
Transfers to and from the stable account (described below) are not permitted. Withdrawals from the stable account are not permitted until all other investment options are depleted of value. Withdrawals from the flexible investment options and select investment options will be deducted on a pro-rata basis. If you do not wish to maintain the applicable required allocation percentages, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. The rider will terminate on the date we receive written notice from you requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.
Enrollment in dollar cost averaging is not available while this rider is in effect.
The Stable Account. The stable account is a fixed account option under your policy. Premium payments allocated and amounts transferred to the stable account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
Allocations applied to the stable account will be credited interest based on a fixed rate. The interest rates will be applied in increments of at least one year measured from each premium payment date and will automatically renew and remain in the stable account. The interest credited to the stable account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum.
Withdrawals, surrenders, or transfers (upon termination) from the stable account will not be subject to an excess interest adjustment.
Upon termination of the rider, all amounts in the stable account will be transferred to the money market subaccount available under your policy and no additional premium payments will be allowed into the stable account. Owners are permitted to provide instructions as to the allocation of the stable account proceeds contained in the money market subaccount to one or more subaccounts, but such instructions will not be effective prior to the business day after rider termination.
We guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable state nonforfeiture law at the time the policy is issued.
Select and Flexible Investment Options. As described above, if you elect this rider, you must allocate a certain percentage of your premium payments and policy value to the available flexible investment options and select investment options. A complete listing of subaccounts designated as flexible investment options and select investment options appears in the “Appendix – Transamerica Income EdgeSM - Investment Options”. You will be notified if there are changes made to the investment options within the designated group. Requiring that you allocate a certain percentage of your premium payments and policy value to the designated investment options, some of which invest in underlying funds that employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

Rebalancing. While this rider is effective, quarterly rebalancing is required and will take place at the end of each rider quarter on the same date your rider fee is deducted. If the day rebalancing takes place is not a business day, the value of the accumulation units redeemed or purchased due to rebalancing will be determined as of the next business day. We will automatically transfer amounts among subaccounts according to the most recent rebalancing allocation instructions on file that comply with the required allocations for rebalancing. On the rider date, your rebalancing allocation instructions will be established using a ratio of your current investment allocation instructions for new premium payments. Because the stable account is not included in the quarterly rebalancing process and whole percentages are required, it may be necessary for the Company to make adjustments (positive or negative) to the calculated rebalance allocation percentages to accommodate for rounding to the nearest whole percent. Adjustments needed will be applied to the select investment options and flexible investment options individually to ensure the requirements for each designated group are met. Any adjustments will first be made to the select or flexible investment option with the greatest allocation.
If more than one select or flexible investment option has the greatest percentage allocation, the adjustment will be divided equally among those select and/or flexible investment options with the greatest allocation. If the adjustment cannot be divided equally, we will make adjustments in alphabetical order to the select or flexible investment option(s) with the greatest percentage allocation. You will be notified in writing of the calculated rebalance allocation percentages prior to the first quarter rebalancing. You will be notified in writing, at rider issue, that the required rebalance has been set up. You may request changes to your rebalancing allocation instructions before the prior instructions are implemented while this rider remains effective as long as they comply with the required allocations for rebalancing and we receive notice of your request in good order prior to close of the NYSE on the day the rebalancing is processed. Rebalancing will not cease upon the request of any transfer.
See “Appendix – Transamerica Income EdgeSM – Rebalancing Examples” which illustrates the initial calculation of rebalancing allocation percentages as well as the rebalancing process.
Please note:
•	If you do not wish to maintain the required allocations, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. (See, Transamerica Income EdgeSM Rider – Termination, below.)
•	We can change the list of designated flexible and select investment groups at any time. Any changes to investment allocation requirements will not affect policy owners with an active the rider.
•	If an underlying fund portfolio informs us that a portfolio will be liquidated or reorganized, we can eliminate the corresponding select or flexible investment option. If this occurs, you will be required to reallocate values in the affected investment option to other flexible and select investment options in order to meet the allocation requirements. We will provide notice to you if a select or flexible investment option will be eliminated and reallocation is required. If you do not provide us with new instructions in the time specified in our notice, we will move your money in the affected option to the TA Aegon Government Money Market to the extent permitted by applicable law.
Transamerica Income EdgeSM - Joint Life Option
If you elect the Transamerica Income EdgeSM rider, then you can also elect to postpone termination of the rider until the later of the annuitant’s or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage used to calculate the rider withdrawal amount is lower under the single life option. This option may not be permitted in the case of certain non-natural owners.
Please note: If you elect this option:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect the single life option.
•	The rider fee may be greater if this option is elected.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner). (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse.

Transamerica Income EdgeSM Rider Fees
Transamerica Income EdgeSM Rider Fee. The rider fee is deducted at the end of each successive rider quarter, on the same day of the month as the rider date. If a day does not exist in a given month, the first day of the following month will be used. If a rider fee is deducted from a subaccount on a day which is not a business day, the value of accumulation units redeemed will be determined as of the next business day. The rider fee is calculated and stored at issue and at each subsequent rider quarter for the upcoming quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from the flexible investment options and the select investment options on a pro rata basis at the end of each rider quarter. After those investment options are depleted of value, the rider fee will be deducted from the stable account.
Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC).
In order for the fee disclosed on the applicable Rate Sheet Prospectus Supplement to apply: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.40%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0140*(91/365)
= 1,400*(91/365)
= $349.04
A portion of the rider fee will also be assessed upon full surrender of the policy or other termination of the rider by adjusting the quarterly fee based on the number of days remaining until the end of the next rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Numbers 333-185573 for TLIC and 333-185574 for TFLIC). Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 20 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0140*(20/365)
= 140*(20/365)
= $7.67
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= $7.67 + $349.04
= $356.71
The following two examples use assumed fees and values. The assumed rider year is not a leap year.
Example 3: Calculation for second quarter fee at beginning of second rider quarter assuming withdrawal base of $110,000 and a fee percentage of 1.40%.
= 110,000*0.0140*(91/365)
= 1,540*(91/365)
= $383.95
Example 4: Calculation for second quarter fee and an excess withdrawal that results in a pro-rata reduction in the withdrawal base. Assuming beginning values as in example 3, plus adjustment for gross partial withdrawal of $10,000 taken with 40 days remaining in the second rider quarter. Assumes withdrawal percentage of 5% of policy value of $93,500 prior to the transaction and change in withdrawal base as follows:
Rider Withdrawal Amount (RWA) = Withdrawal Base * Withdrawal Percentage = $110,000 * .05 = $5,500
Excess Withdrawal = Difference between assumed withdrawal amount and RWA = $10,000 - $5,500 = $4,500
Withdrawal Base Adjustment = Maximum of Excess Withdrawal and Pro-Rata Withdrawal Amount (Excess Withdrawal * Withdrawal Base prior to withdrawal/Policy Value after RWA has been withdrawn but before excess withdrawal) = Maximum of $4,500 * $110,000/ ($93,500 - $5,500)) = Maximum of $4,500 and $5,625 = $5,625
Fee adjustment as follows:
= $-5,625 * 0.0140 * (40/365)
= $-78.75 * (40/365)
= $-8.63
The total fee assessed at the end of the second rider quarter (assuming no further rider fee adjustments):
= $383.95 - $8.63
= $375.32
The new withdrawal base = $110,000 - $5,625 = $104,375
Transamerica Income EdgeSM Rider - Issue Requirements
We will not issue the Transamerica Income EdgeSM rider if:
•	the annuitant is age 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, the annuitant’s spouse is 86 or older (lower if required by state law)
•	the annuitant’s spouse is not a joint owner along with the annuitant; or the annuitant’s spouse is not the sole primary beneficiary (and there is no joint owner).
•	The use of joint life option may not be permitted in the case of certain non-natural owners.
Transamerica Income EdgeSM Rider - Termination
The Transamerica Income EdgeSM rider will terminate upon the earliest of the following:
•	the date the policy to which this rider is attached terminates;
•	the date of a change in ownership or assignment which violates the owner and annuitant relationship requirements as contained in the rider;

•	prior to your policy value reaching zero, the date on which we receive in good order, required information to process a death claim for the annuitant (or if the joint life option is elected, the later of the annuitant’s or annuitant’s spouse’
•	on or after your policy value equals zero, upon annuitant’s death (or if the joint life option is elected, the later of the annuitant’s or annuitant’s spouse’s death);
•	the date of annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date an excess withdrawal reduces your policy value to zero; or
•	the date we receive written notice from you requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount.
OTHER INFORMATION
State Variations
The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of policies we issue. References to certain state's variations do not imply that we actually offer policies in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.
Arizona. Owners age 65 and above have a 30 day right to cancel. If canceled, the amount returned will include any fees and charges.
California. The policy may be canceled by returning the policy. A refund will be paid within 30 days from the date notice of cancellation was received and refund will include any fees or charges. Owners age 60 or above have the option to elect immediate investment in investment options of their choice, and receive policy value if they cancel; or, they may allocate the initial premium payment to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice, and they would receive return of premium if they cancel. Owners of the Transamerica Income EdgeSM rider, age 60 or above have the option to elect immediate investment consistent with the allocations permitted in the applicable Rate Sheet Prospectus Supplement, or, they may allocate the initial premium payment to the stable account as permitted in the applicable Rate Sheet Prospectus Supplement and the remaining premium to the money market portfolio for 35 calendar days (unless the owner specifies that initial premium should be allocated to the underlying Subaccount(s)) at the end of which the policy value is moved to the investment options of their choice consistent with the allocations permitted in the applicable Rate Sheet Prospectus Supplement. The Nursing Care and Terminal Condition and the Unemployment Waivers are not available. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. Restrictions on ownership change and assignments are not permitted. The fixed account is not available.
Connecticut. During the right to cancel period, prior to delivery of the policy, the owner will receive return of premium. The Unemployment Waiver is not available. There is no excess interest adjustment upon annuitization. Premium enhancement recapture only allowed under right to cancel period. The Nursing Care and Terminal Condition Waiver is not available with X-Share. Service charge cannot be assessed at time of surrender. Transfer restrictions apply if more than one transfer is made in a 30 day period. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. The Retirement Income Max®, Retirement Income Choice® 1.6 and Transamerica Income EdgeSM riders will not terminate for unapproved ownership changes and assignments, however, we have the right to reject certain ownership changes and assignments involving institutional investors, settlement companies or other similar organizations.
Florida. Owners have a 21 day right to cancel period and will receive return of premium. The Unemployment Waiver is not available. Excess interest adjustment is not applied upon annuitization or death. The annuity commencement date is not allowed until after the first policy year. The Retirement Income Max® rider will terminate if the policy to which this rider is attached has an ownership change or the policy is assigned. The Transamerica Income EdgeSM rider will not terminate due to a misstatement of age.
Montana. The unemployment waiver is not available. Premium enhancement recapture does not include unemployment. The death benefit must be paid within 60 days and any interest due after 30 days.

New York. Under the right to cancel provision the premium payment allocated to the fixed account, if any, plus the policy value in the separate account, if any, including any fees and charges is returned. If the policy is a replacement, the right to cancel period is extended to 60 days. Additional Death DistributionSM rider, Additional Death Distribution+SM rider and the Income EnhancementSM under the Retirement Income Choice® 1.6 rider, the Unemployment Waiver and telephone transactions are not available. There is no excess interest adjustment. Premium enhancement recapture is not available with death or annuitization. The death benefit payable during the accumulation phase is the greater of policy value or guaranteed minimum death benefit, if any. The policy value is used upon annuitization. The annuity commencement date cannot be earlier than the first policy anniversary. Guaranteed Principal SolutionSM, Retirement Income Max® and Retirement Income Choice® 1.6 rider fees cannot be deducted from the fixed account if available. Restrictions on ownership change and assignments are not permitted. Transamerica Income EdgeSM rider fees cannot be deducted from the stable account.
North Dakota. Right to cancel period is 20 days.
Oregon. The Retirement Income Choice® 1.6 rider will not terminate upon assignment or ownership changes.
Washington. Retirement Income Choice® 1.6 designated funds excludes fixed account and does not allow funds to be allocated to the Dollar Cost Averaging fixed account. The Guaranteed Principal SolutionSM rider fee cannot be deducted from the fixed account.
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) We will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right to cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s), or surrender value, if greater. We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void. If you selected the X-Share, the amount of the premium enhancement may be recaptured.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a withdrawal or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so.

Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the subaccounts affected by the requested transaction; the dated signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for the benefit, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
We may also make an offer to you to exchange an existing rider for a different rider.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable. Please see Voting Rights section below for how shares held by the Company would be voted.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer, withdrawal or surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally for non-qualified annuity reinstatements, unless you return the original company check, if a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. Qualified annuity reinstatements may be subject to the same tax reporting requirements. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, we will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so. Shares owned by the insurance company and its affiliates will also be proportionately voted.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
Business Continuity
Our business operations maybe adversely affected by volatile natural and man-made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, military action, fires and explosions, pandemic diseases, and other catastrophes (“Catastrophic Events”). Over the past several years, changing weather patterns and climatic conditions have added to the unpredictability and frequency of natural disasters in certain parts of the world. Such uncertainty as to future trends and exposure may lead to financial losses to our businesses. Furthermore, Catastrophic Events may disrupt our operations and result in the loss of, or restricted access to, property and information about Transamerica and its clients. Such events may also impact the availability and capacity of our key personnel. If our business continuity plans have not included effective contingencies for Catastrophic Events, we may experience business disruption, damage to corporate reputation, and damage to financial condition for a prolonged period of time.

Cyber Security
Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of our information technology or communications systems may result in a material adverse effect on our results of operations and corporate reputation.
Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
A computer system failure or security breach may disrupt our business, damage our reputation and adversely affect our results of operations, financial condition and cash flows.
We rely heavily on computer and information systems and internet and network connectivity to conduct a large portion of our business operations. This includes the need to securely store, process, transmit and dispose of confidential information, including personal information, through a number of complex systems. In many cases this also includes transmission and processing to or through commercial customers, business partners and third-party service providers. The introduction of new technologies, computer system failures, cyber-crime attacks or security or data privacy breaches may materially disrupt our business operations, damage our reputation, result in regulatory and litigation exposure, investigation and remediation costs, and materially and adversely affect our results of operations, financial condition and cash flows.
The information security risk that we face includes the risk of malicious outside forces using public networks and other methods, including social engineering and the exploitation of targeted offline processes, to attack our systems and information. It also includes inside threats, both malicious and accidental. For example, human error, unauthorized user activity and lack of sufficiently automated processing can result in improper information exposure or use. We also face risk in this area due to its reliance in many cases on third-party systems, all of which may face cyber and information security risks of their own. Third-party administrators or distribution partners used by us or our affiliates may not adequately secure their own information systems and networks, or may not adequately keep pace with the dynamic changes in this area. Potential bad actors that target us and our applicable third parties may include, but are not limited to, criminal organizations, foreign government bodies, political factions, and others.
In recent years information security risk has increased sharply due to a number of developments in how information systems are used by companies such as us, but also by society in general. Threats have increased as criminals and other bad actors become more organized and employ more sophisticated techniques. At the same time companies increasingly make information systems and data available through the internet, mobile devices or other network connections to customers, employees and business partners, thereby expanding the attack surface that bad actors can exploit.
Large, global financial institutions such as us have been, and will continue to be subject to information security attacks for the foreseeable future. The nature of these attacks will also continue to be unpredictable, and in many cases may arise from circumstances that are beyond our control. If we fail to adequately invest in defensive infrastructure, timely response capabilities, technology and processes or to effectively execute against its information security strategy, it may suffer material adverse consequences.
To date the highest impact information security incidents that we have experienced are believed to have been the result of e-mail phishing attacks targeted at our business partners and commercial customers. This in turn led to unauthorized use of valid our website credentials to engage in fraudulent transactions and improper data exfiltration. Additionally, we have also faced other types of attacks, including but not limited to other types of phishing attacks and distributed denial of service (DDoS) attacks, as well as certain limited cases of unauthorized internal user activity, including activity between other units of Aegon. Although to our knowledge these events have thus far not been material in nature, our management recognizes the need to establish and maintain adequate information security systems that are capable of addressing the possibility of these types of attacks, as well as for the possibility of more significant and sophisticated information security attacks, in the future. There is no guarantee that the measures that we take will be sufficient to stop all types of attacks or mitigate all types of information security or data privacy risks.
We maintain cyber liability insurance to help decrease the impact of cyber-attacks and information security events, subject to the terms and conditions of the policy, however such insurance may not be sufficient to cover all applicable losses that we may suffer.

A breach of data privacy or security obligations may disrupt our business, damage our reputation and adversely affect financial conditions and results of operations.
Pursuant to applicable laws, various government agencies and independent administrative bodies have established numerous rules protecting the privacy and security of personal information and other confidential information held by us. For example, our businesses are subject to laws and regulations enacted by U.S. federal and state governments, including various regulatory organizations relating to the privacy and/or security of the information of customers, employees or others. These laws, among other things, increased compliance obligations, impacted our businesses’ collection, processing and retention of personal data, reporting of data breaches, and provide for penalties for non-compliance. As an examples the New York Department of Finance Services (NYDFS), pursuant to its cybersecurity regulation, requires financial institutions regulated by the NYDFS, including certain of our entities, to, among other things, satisfy an extensive set of minimum cyber security requirements, including but not limited to governance, management, reporting, policy, technology and control requirements. Numerous other U.S. laws also impose various information security and privacy related obligations with respect to various Company affiliates operating in the U.S., including but not limited to the Gramm-Leach-Bliley Act and related state laws (GLBA), the California Consumer Privacy Act (CCPA) and the Health Insurance Portability and Accountability Act (HIPAA), among many others. Other legislators and regulators with jurisdiction over our businesses are considering, or have already enacted, enhanced information security risk management and privacy rules and regulations. A number of our entities and affiliates are also subject to contractual restrictions with respect to the information of our clients and business partners. The Company, and numerous of its, employees and business partners have access to, and routinely process, the personal information of consumers and employees. We rely on various processes and controls to protect the confidentiality, integrity and availability of personal information and other confidential information that is accessible to, or in the possession of, us, our systems, employees and business partners. It is possible that an employee, business partner or system could, intentionally or unintentionally, inappropriately disclose or misuse personal or confidential information. Our data or data in our possession could also be the subject of an unauthorized information security attack. If we fail to maintain adequate processes and controls or if we or our business partners fail to comply with relevant laws and regulations, policies and procedures, misappropriation or intentional or unintentional inappropriate disclosure or misuse of personal information or other confidential information could occur. Such control inadequacies or non-compliance could cause disrupted operations and misstated or unreliable financial data, materially damage our reputation or lead to increased regulatory scrutiny or civil or criminal penalties or litigation, which, in turn, could have a material adverse effect on our business, financial condition and results of operations. In addition, we analyze personal information and customer data to better manage our business, subject to applicable laws and regulations and other restrictions. It is possible that additional regulatory or other restrictions regarding the use of such techniques may be imposed. Additional privacy and information security obligations have been imposed by various governments with jurisdiction over the Company or its affiliates in recent years, and more such obligations are likely to be imposed in the near future across our operations. Such restrictions and obligations could have material impacts on our business, financial conditions and/or results of operations.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: www.transamerica.com/individual/privacy-policy and www.transamerica.com/individual/terms-of-use.
Information About Us
We are engaged in the sale of life and health insurance and annuity policies. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company Inc., and is licensed in all states except New York and the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947 and is licensed in all states and the District of Columbia. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of ours and subject to our claims paying ability. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.
Financial Condition
We pay benefits under Your policy from our general account assets and/or from Your Policy Value held in the Separate Account. It is important that You understand that payments of the benefits are not assured and depend upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for Your Policy Value that is allocated to the Subaccounts of the Separate Account. Your Policy Value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of Policy Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and Policy Value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy Owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the Separate Account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy Owners, are available on our website (www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
Each Separate Account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios. Each Separate Account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the Separate Account or us. Income, gains and losses (whether or not realized), from assets allocated to the Separate Account are, in accordance with the policies, credited to or charged against the Separate Account without regard to our other income, gains or losses.
The assets of each Separate Account are held in our name on behalf of the Separate Account and belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. The Separate Account may include other Subaccounts that are not available under these policies. We do not guarantee the investment results of the Separate Account.
The Underlying Fund Portfolios
At the time You purchase Your policy, You may allocate Your premium payment to Subaccounts. These are subdivisions of our Separate Account, an account that keeps Your policy assets separate from our company assets. The Subaccounts then purchase shares of underlying fund portfolios set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that You buy through Your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other mutual funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce Your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Underlying Fund Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, Your financial professional can show You information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with Your financial professional to decide whether this policy is appropriate for You based on a thorough analysis of Your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI may market the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.
The selling firms are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, and the share purchased, but the commission range is from 1.25% up to 7.2% of premium payments (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, the Company and TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are described further below.
The sales representative who sells You the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask Your sales representative for further information about the compensation Your sales representative, and the selling firm that employs Your sales representative, may receive in connection with Your purchase of a policy. Also inquire about any compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell the policy to You. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and we or our affiliates may pay all or a portion of the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.

Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, We, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
As of 2019, TCI had revenue sharing agreements with more than 70 brokers and other financial intermediaries including, without limitation:
1st Global Capital• Advisor Group, Inc.• Ameriprise Financial Services, Inc. •  Avantax Investment Services Inc.• AXA Advisors LLC •  BBVA Compass Investment Solutions, Inc. • BOSC, Inc.• Bruderman Brothers• Cadaret, Grant & Co. • Cambridge Investment Research, Inc. •  Centarus Financial, Inc. • Cetera Advisor Networks LLC • Cetera Advisors LLC• Cetera Financial Group, Inc. • Cetera Financial Specialists LLC• Cetera Investment Services LLC• CFD Investments, Inc. • Charles Schwab • Citigroup Global Markets, Inc. •  Citizens/CCO Investments •  Edward D. Jones & Co., L.P.• Envestnet Asset Management •  Financial Data Services, Inc. Citizens/CCO Investments •  First Allied Securities Inc. • FSC Securities Corporation • Geneos Wealth Management, Inc. •  GW Sherwold Associates, Inc.• Hantz Financial Services, Inc. • Huntington Investment Company • Independent Financial Group, LLC • IInvestacorp, Inc. •  J.P. Morgan Securities LLC •  James T. Borello & Co, • Janney Montgomery Scott, LLC •  Kestra Investment Services • Key Investment Services, Inc. • KMS Financial Services Inc. • LPL Financial Corp. • M&T Securities, Inc. • Merrill Lynch, Pierce, Fenner & Smith Inc. • MML Investors Services • Morgan Stanley Smith Barney LLC J.P. Morgan Securities LLC • Mutual of Omaha Investor Services, Inc. • Oppenhaiemer & Co. • Park Avenue Securities•  Parkland Securities, LLC • Pershing LLC •  Raymond James and Associates, Inc. • Raymond James Financial Services, Inc. • RBC Wealth Management • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Securian Financial Services, Inc. • Securities America, Inc. • Securities Service Network, Inc. • Sigma Financial Corporation•  SunTrust Investment Services Inc.• TD Ameritrade • The Investment Center, Inc. • Transamerica Financial Advisors, Inc. • Triad Advisors, Inc. • UBS Financial Services Inc.• United Planners Financial Services of America • US Bancorp Investments, Inc. • VOYA Financial Advisors, Inc. • Wells Fargo Advisors, LLC • Woodbury Financial Services
For the calendar year ended December 31, 2019 TCI paid approximately $34,000,000 to these brokers and other financial intermediaries in connection with revenue sharing arrangements. TCI expects to have revenue sharing arrangements with a number of brokers and other financial intermediaries in 2020, including some or all of the foregoing brokers and financial intermediaries, among others, on terms similar to those discussed above.
No specific charge is assessed directly to Owners or the Separate Account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Us
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this prospectus.  Please Note: We reserve the right to change investment choices for any optional riders subject to investment restrictions, except as otherwise provided in this prospectus. With regard to the Guaranteed Principal SolutionSM rider, this includes changing the PAM investment option as we deem necessary to support the guarantees under these riders. We will not change the PAM investment option for any existing policyholders with a Guaranteed Principal SolutionSM rider.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: To maximize total return consistent with the Adviser's determination of reasonable risk.
AB Growth and Income Portfolio - Class B	AB Growth and Income Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To achieve long-term growth of capital and income.
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To achieve long-term growth of capital.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks long-term capital appreciation.
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks long-term growth of capital.
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks capital appreciation
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3	SSGA Funds Management, Inc.
Investment Objective: The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST*
TA 60/40 Allocation - Service Class	Transamerica 60/40 Allocation VP - Service Class	Transamerica Asset Management, Inc.
Investment Objective: Seeks long-term capital appreciation and current income.
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Seeks a high level of current income by investing in high-yield debt securities.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Seeks to provide as high a level of total return as is consistent with prudent investment strategies.
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP - Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation..

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA BlackRock Global Real Estate Securities - Service Class	Transamerica BlackRock Global Real Estate Securities VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA BlackRock Government Money Market - Service Class(2)	Transamerica BlackRock Government Money Market VP - Service Class(2)	BlackRock Investment Management, LLC
Investment Objective: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
TA BlackRock iShares Edge 40- Service Class	Transamerica BlackRock iShares Edge 40 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks capital appreciation and current income.
TA BlackRock iShares Edge 50 - Service Class	Transamerica BlackRock iShares Edge 50 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock iShares Edge 75 - Service Class	Transamerica BlackRock iShares Edge 75 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation as a secondary objective.
TA BlackRock iShares Edge 100 - Service Class	Transamerica BlackRock iShares Edge 100 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Investment Management, LLC(3)
Investment Objective: Seeks capital appreciation with current income as secondary objective.
TA International Growth - Service Class	Transamerica International Growth VP - Service Class	TDAM USA Inc.(4)
Investment Objective: Seeks capital growth.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP - Service Class	Janus Capital Management LLC
Investment Objective: Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP - Service Class	Janus Capital Management LLC
Investment Objective: Seeks long-term capital appreciation.
TA JPMorgan Asset Allocation - Conservative - Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks current income and preservation of capital.
TA JPMorgan Asset Allocation - Growth - Service Class	Transamerica JPMorgan Asset Allocation - Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks long-term capital appreciation.
TA JPMorgan Asset Allocation - Moderate - Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation and current income.
TA JPMorgan Asset Allocation - Moderate Growth - Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks to earn a total return modestly in excess of the total return performance of the S&P 500® (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500®.
TA JPMorgan International Moderate Growth - Service Class	Transamerica JPMorgan International Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation with current income as a secondary objective.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks growth from capital appreciation.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks current income and preservation of capital.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Levin Large Cap Value - Service Class	Transamerica Levin Large Cap Value VP - Service Class	Transamerica Asset Management, Inc. & Levin Capital Strategies, L.P.
Investment Objective: Seeks long-term capital appreciation.
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class	Madison Asset Management. LLC
Investment Objective: Seeks high total return through the combination of income and capital appreciation.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks capital appreciation as a primary objective and income as a secondary objective.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Seeks to maximize long-term growth.
TA Morgan Stanley Global Allocation - Service Class(5)	Transamerica Morgan Stanley Global Allocation VP - Service Class(5)	Morgan Stanley Investment Management Inc.(5)
Investment Objective: Seeks high total investment return. Total investment return is the combination of capital appreciation and investment income.
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(6)	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP - Service Class(6)	Milliman Financial Risk Management LLC(6)
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA MSCI EAFE Index - Service Class(7)	Transamerica MSCI EAFE Index VP - Service Class(7)	SSGA Funds Management, Inc.
Investment Objective: Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Investment Objective: Seeks to provide a high total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks maximum total return consistent with preservation of capital and prudent investment management.
TA PineBridge Inflation Opportunities - Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	PineBridge Investments LLC
Investment Objective: Seeks maximum real return, consistent with appreciation of capital.
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class	QS Investors, LLC
Investment Objective: Seeks current income and preservation of capital.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and current income.
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation with current income as secondary objective.
TA S&P 500 Index - Service Class(8)	Transamerica S&P 500 Index VP - Service Class(8)	SSGA Funds Management, Inc.
Investment Objective: Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P. & Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks to maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers..
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Seeks to maximize long-term growth.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that any money market portfolio offered under this policy will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the money market Subaccount may become extremely low and possibly negative.
(3)	Effective July 1, 2019, Transamerica BlackRock Tactical Allocation VP changed its advisor from BlackRock Financial Management, Inc. to BlackRock Investment Management, LLC.
(4)	Effective May 1, 2020, Transamerica Greystone International Growth VP was renamed Transamerica International Growth VP. On July 1, 2019, this fund changed its advisor from Greystone Managed Investments Inc. to TDAM USA Inc.
(5)	Effective May 1, 2020, Transamerica BlackRock Global Allocation VP managed by BlackRock Investment Management, LLC changed its name to Transamerica Morgan Stanley Global Allocation VP and is managed by Morgan Stanley Investment Management Inc.
(6)	Effective May 1, 2020, Transamerica BlackRock Global Allocation Managed Risk – Balanced VP managed by Milliman Financial Risk Management LLC changed its name to Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP and is managed by Milliman Financial Risk Management LLC.
(7)	Effective May 1, 2020, Transamerica International Equity Index VP was renamed Transamerica MSCI EAFE Index VP.
(8)	Effective May 1, 2020, U.S. Equity Index VP was renamed Transamerica S&P 500 Index VP.
* All underlying fund portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the sub-advisers unless otherwise indicated.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits except for the Transamerica Income EdgeSM rider.  See Appendix - Transamerica Income EdgeSM Investment Options.
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts			Before 11/10/14	11/10/14 to 1/31/18	2/1/18 to 1/30/20	2/1/20 to 4/30/20	Post 5/1/20	Before 2/28/19	3/1/19 to 1/30/20	Post 1/31/20
AB Balanced Wealth Strategy Portfolio - Class B	√	√						A	A	A
AB Growth and Income Portfolio - Class B	√	√							A	A
American Funds - Asset Allocation FundSM - Class 2	√	√							A	A
American Funds - Bond FundSM - Class 2	√	√	√	√	√	√	√	C	A	A
American Funds - Growth FundSM - Class 2	√	√							A	A
American Funds - Growth-Income FundSM - Class 2	√	√							A	A
American Funds - International FundSM - Class 2	√	√							A	A
Fidelity ® VIP Balanced Portfolio - Service Class 2	√	√							A	A
Fidelity ® VIP Contrafund® Portfolio - Service Class 2	√	√							A	A
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	√	√							A	A
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	√	√							A	A
State Street Total Return V.I.S. Fund - Class 3	√	√						A	A	A
TA 60/40 Allocation - Service Class	√	√						A	A	A
TA Aegon High Yield Bond - Service Class	√	√							A	A
TA Aegon U.S. Government Securities - Service Class	√	√	√	√	√	√	√	C	A	A
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√	√		√	√		B	A	A
TA Barrow Hanley Dividend Focused - Service Class	√	√							A	A
TA BlackRock Global Real Estate Securities - Service Class	√	√							A	A
TA BlackRock Government Money Market - Service Class	√	√	√	√	√	√	√	C	A	A

Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts			Before 11/10/14	11/10/14 to 1/31/18	2/1/18 to 1/30/20	2/1/20 to 4/30/20	Post 5/1/20	Before 2/28/19	3/1/19 to 1/30/20	Post 1/31/20
TA BlackRock iShares Edge 40- Service Class	√	√	√		√	√	√	C	A	A
TA BlackRock iShares Edge 50 - Service Class	√	√	√		√	√	√	B	A	A
TA BlackRock iShares Edge 75 - Service Class	√	√						A	A	A
TA BlackRock iShares Edge 100 - Service Class	√	√							A	A
TA BlackRock Tactical Allocation - Service Class(1)	√	√						B	A	A
TA International Growth - Service Class	√	√							A	A
TA Janus Balanced - Service Class	√	√						A	A	A
TA Janus Mid-Cap Growth - Service Class	√	√							A	A
TA JPMorgan Asset Allocation - Conservative - Service Class(1)	√	√	√	√	√	√	√	C	A	A
TA JPMorgan Asset Allocation - Growth - Service Class	√	√							A	A
TA JPMorgan Asset Allocation - Moderate - Service Class(1)	√	√	√		√	√	√	B	A	A
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(1)	√	√						A	A	A
TA JPMorgan Core Bond - Service Class	√	√	√	√	√	√	√	C	A	A
TA JPMorgan Enhanced Index - Service Class	√	√							A	A
TA JPMorgan International Moderate Growth - Service Class(1)	√	√						A	A	A
TA JPMorgan Mid Cap Value - Service Class	√	√							A	A
TA JPMorgan Tactical Allocation - Service Class	√	√	√	√	√	√	√	C	A	A
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	√	√	√	√	√	√	√	B	A	A
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)	√	√						A	A	A
TA Levin Large Cap Value - Service Class	√	√							A	A
TA Madison Diversified Income - Service Class	√	√	√	√	√	√	√	B	A	A
TA Managed Risk - Balanced ETF - Service Class(1)	√	√	√	√	√	√	√	B	A	A

Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts			Before 11/10/14	11/10/14 to 1/31/18	2/1/18 to 1/30/20	2/1/20 to 4/30/20	Post 5/1/20	Before 2/28/19	3/1/19 to 1/30/20	Post 1/31/20
TA Managed Risk - Conservative ETF - Service Class(1)	√	√	√	√	√	√	√	C	A	A
TA Managed Risk - Growth ETF - Service Class(1)	√	√						A	A	A
TA Market Participation Strategy - Service Class(1)	√	√	√					B	A	A
TA Morgan Stanley Capital Growth - Service Class	√	√							A	A
TA Morgan Stanley Global Allocation - Service Class	√	√						A	A	A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(1)	√	√	√		√	√		B	A	A
TA MSCI EAFE Index - Service Class	√	√							A	A
TA Multi-Managed Balanced - Service Class	√	√						A	A	A
TA PIMCO Tactical - Balanced - Service Class(1)	√	√	√					B	A	A
TA PIMCO Tactical - Conservative - Service Class(1)	√	√	√	√	√	√		C	A	A
TA PIMCO Tactical - Growth - Service Class(1)	√	√						A	A	A
TA PIMCO Total Return - Service Class	√	√	√	√	√	√	√	C	A	A
TA PineBridge Inflation Opportunities - Service Class	√	√	√	√	√	√	√	C	A	A
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)	√	√	√	√	√	√	√	C	A	A
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)	√	√	√	√	√	√	√	B	A	A
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)	√	√						A	A	A
TA S&P 500 Index - Service Class	√	√							A	A
TA Small Mid Cap Value - Service Class	√	√							A	A
TA T. Rowe Price Small Cap - Service Class	√	√							A	A
TA TS&W International Equity - Service Class	√	√							A	A
TA WMC US Growth - Service Class	√	√							A	A

Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts			Before 11/10/14	11/10/14 to 1/31/18	2/1/18 to 1/30/20	2/1/20 to 4/30/20	Post 5/1/20	Before 2/28/19	3/1/19 to 1/30/20	Post 1/31/20
Fixed Account	√	√	√	√	√	√	√	C	A	A
(1)This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

APPENDIX
TRANSAMERICA INCOME EDGESM Investment Options
The table below identifies the Select Investment Options and Flexible Investment Options available for use with the Transamerica Income EdgeSM rider.
	Select Investment Options	Select Investment Options	Flexible Investment Options	Flexible Investment Options
Subaccounts	Before 1/31/20	Post 1/31/20	Before 1/31/20	Post 1/31/20
AB Balanced Wealth Strategy Portfolio - Class B			√	√
AB Growth and Income Portfolio - Class B			√	√
American Funds - Asset Allocation FundSM - Class 2			√	√
American Funds - Bond FundSM - Class 2	√	√
American Funds - Growth FundSM - Class 2			√	√
American Funds - Growth-Income FundSM - Class 2			√	√
American Funds - International FundSM - Class 2			√	√
Fidelity ® VIP Balanced Portfolio - Service Class 2			√	√
Fidelity ® VIP Contrafund® Portfolio - Service Class 2			√	√
Fidelity ® VIP Mid Cap Portfolio - Service Class 2			√	√
Fidelity ® VIP Value Strategies Portfolio - Service Class 2			√	√
State Street Total Return V.I.S. Fund - Class 3			√	√
TA 60/40 Allocation - Service Class			√	√
TA Aegon High Yield Bond - Service Class			√	√
TA Aegon U.S. Government Securities - Service Class	√	√
TA American Funds Managed Risk - Balanced - Service Class(1)			√	√
TA Barrow Hanley Dividend Focused - Service Class			√	√
TA BlackRock Global Real Estate Securities - Service Class			√	√
TA BlackRock Government Money Market - Service Class	√	√
TA BlackRock iShares Edge 40- Service Class			√	√
TA BlackRock iShares Edge 50 - Service Class			√	√
TA BlackRock iShares Edge 75 - Service Class			√	√
TA BlackRock iShares Edge 100 - Service Class			√	√
TA BlackRock Tactical Allocation - Service Class(1)			√	√
TA International Growth - Service Class			√	√
TA Janus Balanced - Service Class			√	√
TA Janus Mid-Cap Growth - Service Class			√	√
TA JPMorgan Asset Allocation - Conservative - Service Class(1)			√	√
TA JPMorgan Asset Allocation - Growth - Service Class			√	√
TA JPMorgan Asset Allocation - Moderate - Service Class(1)			√	√
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(1)			√	√
TA JPMorgan Core Bond - Service Class	√	√
TA JPMorgan Enhanced Index - Service Class			√	√
TA JPMorgan International Moderate Growth - Service Class(1)			√	√
TA JPMorgan Mid Cap Value - Service Class			√	√

TRANSAMERICA INCOME EDGESM Investment Options — (Continued)
	Select Investment Options	Select Investment Options	Flexible Investment Options	Flexible Investment Options
Subaccounts	Before 1/31/20	Post 1/31/20	Before 1/31/20	Post 1/31/20
TA JPMorgan Tactical Allocation - Service Class			√	√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)			√	√
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)			√	√
TA Levin Large Cap Value - Service Class			√	√
TA Madison Diversified Income - Service Class			√	√
TA Managed Risk - Balanced ETF - Service Class(1)			√	√
TA Managed Risk - Conservative ETF - Service Class(1)			√	√
TA Managed Risk - Growth ETF - Service Class(1)			√	√
TA Market Participation Strategy - Service Class(1)			√	√
TA Morgan Stanley Capital Growth - Service Class			√	√
TA Morgan Stanley Global Allocation - Service Class			√	√
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(1)			√	√
TA MSCI EAFE Index - Service Class			√	√
TA Multi-Managed Balanced - Service Class			√	√
TA PIMCO Tactical - Balanced - Service Class(1)			√	√
TA PIMCO Tactical - Conservative - Service Class(1)			√	√
TA PIMCO Tactical - Growth - Service Class(1)			√	√
TA PIMCO Total Return - Service Class	√	√
TA PineBridge Inflation Opportunities - Service Class	√	√
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)			√	√
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)			√	√
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)			√	√
TA S&P 500 Index - Service Class			√	√
TA Small Mid Cap Value - Service Class			√	√
TA T. Rowe Price Small Cap - Service Class			√	√
TA TS&W International Equity - Service Class			√	√
TA WMC US Growth - Service Class			√	√
(1)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2019. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company Transamerica Financial Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499
B-Share
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.754084 $12.840085 $11.351436 $11.109585 $11.211641 $10.700276 $10.000000	$13.591350 $11.754084 $12.840085 $11.351436 $11.109585 $11.211641 $10.700276	867.517 867.634 867.744 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.879218 $16.123955 $13.869339 $12.738505 $12.813021 $11.960652 $10.000000	$18.028259 $14.879218 $16.123955 $13.869339 $12.738505 $12.813021 $11.960652	1,209.997 5,611.267 5,690.067 6,866.873 6,424.944 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.880175 $13.817845 $12.164015 $11.375752 $11.479805 $11.145519 $10.000000	$15.259873 $12.880175 $13.817845 $12.164015 $11.375752 $11.479805 $11.145519	6,540.686 3,515.987 16,060.536 6,577.298 5,663.634 11,907.910 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.512625 $9.805075 $9.677889 $9.619219 $9.816105 $9.540899 $10.000000	$10.166309 $9.512625 $9.805075 $9.677889 $9.619219 $9.816105 $9.540899	892.667 1,968.460 2,315.813 2,753.438 75.330 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.053148 $17.495471 $13.953462 $13.039953 $12.486969 $11.775513 $10.000000	$21.794085 $17.053148 $17.495471 $13.953462 $13.039953 $12.486969 $11.775513	7,199.374 2,703.956 4,991.421 3,818.213 1,730.216 1,587.796 363.553	296.669 377.405 511.962 578.696 0.000 0.000 0.000

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.927492 $16.596783 $13.875894 $12.731033 $12.840468 $11.876212 $10.000000	$19.633693 $15.927492 $16.596783 $13.875894 $12.731033 $12.840468 $11.876212	1,371.111 4,151.241 6,342.683 4,736.624 4,029.143 1,202.372 220.186	299.581 381.109 516.986 584.374 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.035263 $13.001045 $10.066536 $9.948674 $10.662829 $11.208331 $10.000000	$13.252104 $11.035263 $13.001045 $10.066536 $9.948674 $10.662829 $11.208331	3,359.975 0.000 1,356.263 226.348 227.409 303.330 304.826	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.111441 $13.999539 $12.299288 $11.728514 $11.922483 $11.055665 $10.000000	$15.951121 $13.111441 $13.999539 $12.299288 $11.728514 $11.922483 $11.055665	8,766.326 5,873.064 10,369.927 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.764239 $16.135679 $13.538075 $12.819798 $13.024664 $11.900768 $10.000000	$18.998031 $14.764239 $16.135679 $13.538075 $12.819798 $13.024664 $11.900768	5,525.021 4,393.219 6,506.031 7,424.491 7,971.615 4,747.222 592.324	151.424 192.632 261.312 295.374 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.367312 $16.003053 $13.543837 $12.344767 $12.802693 $12.318322 $10.000000	$16.138836 $13.367312 $16.003053 $13.543837 $12.344767 $12.802693 $12.318322	5,426.942 1,243.470 2,803.855 3,826.817 4,022.973 4,025.953 436.161	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.714373 $14.487533 $12.410653 $11.586377 $12.210010 $11.694967 $10.000000	$15.397866 $11.714373 $14.487533 $12.410653 $11.586377 $12.210010 $11.694967	0.000 0.000 927.525 924.075 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.281950 $12.350480 $10.952466 $10.553741 $10.935350 $10.638836 $10.000000	$12.754668 $11.281950 $12.350480 $10.952466 $10.553741 $10.935350 $10.638836	0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2019 2018	$9.519685 $9.989111	$11.209732 $9.519685	0.000 0.000	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.734187 $11.257156 $10.711362 $9.501685 $10.129161 $9.974176 $10.000000	$11.991839 $10.734187 $11.257156 $10.711362 $9.501685 $10.129161 $9.974176	2,019.965 2,205.044 6,818.989 4,130.259 2,682.018 6,672.856 81.067	0.000 0.000 0.000 0.000 0.000 0.000 0.000

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.201212 $9.386834 $9.355146 $9.530260 $9.739847 $9.515832 $10.000000	$9.591629 $9.201212 $9.386834 $9.355146 $9.530260 $9.739847 $9.515832	397.833 843.307 2,664.402 3,714.895 2,599.578 2,624.120 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.201212 $9.386834 $9.355146 $9.530260 $9.739847 $9.515832 $10.000000	$9.591629 $9.201212 $9.386834 $9.355146 $9.530260 $9.739847 $9.515832	0.000 0.000 0.000 7,418.147 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$10.268296 $11.124577 $9.900717 $9.491668 $9.999452	$11.857272 $10.268296 $11.124577 $9.900717 $9.491668	20,460.215 28,520.235 11,930.135 11,705.767 3,644.894	0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.238319 $15.294716 $13.435746 $11.961213 $12.689079 $11.564972 $10.000000	$16.035186 $13.238319 $15.294716 $13.435746 $11.961213 $12.689079 $11.564972	1,032.069 1,358.952 1,483.883 1,757.274 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.292825 $10.573491 $9.716300 $9.870653 $10.158628 $9.147694 $10.000000	$11.375636 $9.292825 $10.573491 $9.716300 $9.870653 $10.158628 $9.147694	0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.005322 $9.111758 $9.294840 $9.481595 $9.672635 $9.867524 $10.000000	$8.978662 $9.005322 $9.111758 $9.294840 $9.481595 $9.672635 $9.867524	199.941 423.827 508.421 534.563 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 40- Service Class(4) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.245966 $10.938439 $10.188799 $10.191264 $10.440900 $10.110268 $10.000000	$11.559847 $10.245966 $10.938439 $10.188799 $10.191264 $10.440900 $10.110268	0.000 0.000 0.000 741.614 1,903.728 819.169 826.866	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class(5) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$10.673613 $11.183885 $10.110246 $9.998361	$12.140004 $10.673613 $11.183885 $10.110246	1,788.512 1,815.948 1,842.428 0.000	217.594 223.483 229.333 540.487
TA BlackRock iShares Edge 75 - Service Class(6) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.085326 $11.770769 $10.179177 $9.998361	$13.069221 $11.085326 $11.770769 $10.179177	969.976 970,107 970.229 0.000	0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class(7) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.685225 $12.593255 $10.425324 $9.998361	$14.269099 $11.685225 $12.593255 $10.425324	0.000 0.000 1,055.169 0.000	0.000 0.000 0.000 0.000

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.194843 $11.949711 $10.915298 $10.614233 $10.842138 $10.527416 $10.000000	$12.844177 $11.194843 $11.949711 $10.915298 $10.614233 $10.842138 $10.527416	1,812.919 6,940.640 14,364.159 22,060.698 22,426.368 13,741.737 8,216.815	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Growth - Service Class(8) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.830054 $12.224169 $9.820312 $10.031546 $10.259096 $11.065013 $10.000000	$12.275826 $9.830054 $12.224169 $9.820312 $10.031546 $10.259096 $11.065013	1,184.494 1,650.493 2,801.671 1,251.438 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.969905 $13.242014 $11.572264 $11.338348 $11.553260 $10.930754 $10.000000	$15.481255 $12.969905 $13.242014 $11.572264 $11.338348 $11.553260 $10.930754	2,485.368 7,097.284 3,913.745 4,446.074 4,920.351 343.980 137.441	177.423 225.706 306.178 346.088 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.002189 $13.462572 $10.667907 $11.139420 $11.995798 $12.270186 $10.000000	$17.374776 $13.002189 $13.462572 $10.667907 $11.139420 $11.995798 $12.270186	911.407 911.530 1,896.459 870.881 819.530 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.590178 $11.288558 $10.230430 $10.005840 $10.431669 $10.438955 $10.000000	$11.786999 $10.590178 $11.288558 $10.230430 $10.005840 $10.431669 $10.438955	5,873.926 5,936.380 3,727.012 3,882.503 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 10,323.211
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.245108 $13.991627 $11.476354 $11.063534 $11.531143 $11.484188 $10.000000	$15.106830 $12.245108 $13.991627 $11.476354 $11.063534 $11.531143 $11.484188	0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.720903 $12.903682 $11.016039 $10.576565 $11.069107 $11.022930 $10.000000	$13.762314 $11.720903 $12.903682 $11.016039 $10.576565 $11.069107 $11.022930	1,992.186 3,550.179 5,181.593 1,578.649 1,986.965 18,439.491 204.597	195.236 200.233 201.289 497.726 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.147101 $12.016376 $10.556675 $10.231557 $10.703314 $10.641818 $10.000000	$12.694084 $11.147101 $12.016376 $10.556675 $10.231557 $10.703314 $10.641818	65,797.517 69,391.671 47,909.403 41,113.673 42,229.651 56,461.426 16,686.054	0.000 0.000 0.000 0.000 0.000 0.000 10,180.865

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.628532 $9.833110 $9.699460 $9.695105 $9.857938 $9.568838 $10.000000	$10.216952 $9.628532 $9.833110 $9.699460 $9.695105 $9.857938 $9.568838	3,724.663 4,612.199 4,927.948 5,130.765 0.000 0.000 0.000	127.949 1,034.852 1,047.722 1,138.779 901.853 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.143496 $16.480659 $13.915519 $12.775071 $13.079512 $11.708139 $10.000000	$19.398999 $15.143496 $16.480659 $13.915519 $12.775071 $13.079512 $11.708139	867.846 0.000 0.000 822.822 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.024106 $11.610713 $9.750970 $9.841456 $10.233246 $10.522939 $10.000000	$11.555802 $10.024106 $11.610713 $9.750970 $9.841456 $10.233246 $10.522939	0.000 1,332.193 1,505.648 1,965.908 7,138.794 4,240.944 725.569	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.317436 $15.457693 $13.931721 $12.436753 $13.072133 $11.597940 $10.000000	$16.447107 $13.317436 $15.457693 $13.931721 $12.436753 $13.072133 $11.597940	289.342 3,776.648 3,762.436 5,455.894 4,648.338 3,386.022 0.000	149.603 190.315 258.168 291.820 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.536234 $11.104101 $10.439813 $10.221678 $10.470186 $10.050472 $10.000000	$11.558025 $10.536234 $11.104101 $10.439813 $10.221678 $10.470186 $10.050472	3,695.790 3,745.217 9,631.801 14,541.061 4,518.188 9,717.412 4,731.853	4,001.259 3,820.699 2,840.653 815.912 851.118 0.000 10,620.005
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.461207 $11.039653 $10.194933 $10.470428 $10.908462 $10.258624 $10.000000	$11.901111 $10.461207 $11.039653 $10.194933 $10.470428 $10.908462 $10.258624	3,600.966 4,521.953 19,972.175 21,584.546 11,306.601 7,219.733 869.397	221.908 1,448.535 1,482.317 1,778.196 1,239.049 0.000 10,458.079
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.834658 $11.603851 $10.456470 $10.773620 $11.325279 $10.680532 $10.000000	$12.407284 $10.834658 $11.603851 $10.456470 $10.773620 $11.325279 $10.680532	2,770.695 4,835.354 6,402.510 7,209.680 3,921.751 1,918.768 140.573	0.000 1,156.550 1,196.964 1,230.940 1,199.251 0.000 0.000
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2019 2018	$8.925723 $9.969631	$10.236136 $8.925723	0.000 0.000	0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2019 2018 2017	$11.384399 $11.703863 $11.227737	$12.826388 $11.384399 $11.703863	0.000 0.000 0.000	0.000 0.000 0.000

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.901814 $11.653073 $10.449462 $10.303895 $10.701436 $10.442550 $10.000000	$12.357968 $10.901814 $11.653073 $10.479462 $10.303895 $10.701436 $10.442550	30,064.953 70,702.793 56,440.183 60,117.537 55,187.371 15,615.370 7,279.588	4,081.137 2,961.668 2,118.936 260.331 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.740303 $11.367219 $10.443991 $10.237170 $10.516279 $10.194356 $10.000000	$11.811071 $10.740303 $11.367219 $10.443991 $10.237170 $10.516279 $10.194356	2,320.153 17,501.826 22,098.596 23,238.058 11,492.366 815.618 823.282	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.413962 $12.543781 $10.801234 $10.527299 $11.131179 $10.922306 $10.000000	$13.359553 $11.413962 $12.543781 $10.801234 $10.527299 $11.131179 $10.922306	5,142.149 7,326.369 16,513.897 15,471.686 13,691.621 8,488.078 3,027.932	0.000 0.000 21,458.457 21,831.589 22,230.640 22,601.082 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.512131 $12.075550 $11.118740 $10.889571 $11.481729 $10.841461 $10.000000	$13.380871 $11.512131 $12.075550 $11.118740 $10.889571 $11.481729 $10.841461	987.275 1,597.306 2,101.879 1,319.852 2,408.214 530.539 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$21.545095 $20.653699 $14.706446 $15.387895 $14.085816 $13.584149 $10.000000	$26.075264 $21.545095 $20.653699 $14.706446 $15.387895 $14.085816 $13.584149	4,375.545 4,217.840 5,983.458 6,318.014 6,609.861 2,054.257 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.610471 $11.719020 $10.533775 $10.277358 $10.615269 $10.653324 $10.000000	$12.256620 $10.610471 $11.719020 $10.533775 $10.277358 $10.615269 $10.653324	16,007.793 9,897.337 1,952.247 1,513.068 1,037.640 853.851 154.086	287.090 365.221 495.434 560.012 0.000 0.000 0.000
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.193437 $10.169694 $9.221302 $9.372257 $9.900643 $9.998356	$10.336924 $9.193437 $10.169694 $9.221302 $9.372257 $9.900643	1,267.665 1,324.111 1,320.229 1,292.287 1,289.919 0.000	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$9.193437 $10.169694 $9.221302 $9.372257 $10.221534	$10.336924 $9.193437 $10.169694 $9.221302 $9.372257	N/A	0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3)(12) Subaccount inception date May 1, 2017	2019 2018 2017	$9.224462 $10.990334 $9.998233	$10.933311 $9.224462 $10.990334	0.000 0.000 0.000	0.000 0.000 0.000

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.729843 $13.516019 $12.114347 $11.481522 $11.720834 $10.821553 $10.000000	$15.160039 $12.729843 $13.516019 $12.114347 $11.481522 $11.720834 $10.821553	171,437.309 200,767.557 207,607.674 223,316.603 65,415.663 13,119.061 0.000	3,802.547 3,861.354 3,918.912 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.868527 $11.915993 $10.849909 $10.503387 $10.995509 $10.402930 $10.000000	$12.749440 $10.868527 $11.915993 $10.849909 $10.503387 $10.995509 $10.402930	1,184.032 8,396.544 16,544.904 19,246.318 19,165.359 9,886.033 2,467.270	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.729662 $11.541701 $10.665534 $10.364472 $10.798112 $10.132325 $10.000000	$12.364677 $10.729662 $11.541701 $10.665534 $10.364472 $10.798112 $10.132325	528.035 605.974 607.012 66.454 67.904 0.000 0.000	3,793.303 3,620.588 2,750.014 802.522 833.462 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.115395 $12.284934 $10.914140 $10.616795 $11.219019 $10.757765 $10.000000	$13.243878 $11.115395 $12.284934 $10.914140 $10.616795 $11.219019 $10.757765	13,983.244 11,761.571 5,840.877 4,418.622 3,528.776 503.364 292.601	0.000 1,111.927 1,131.771 1,198.515 1,211.521 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.529206 $9.822886 $9.575956 $9.532978 $9.675483 $9.460432 $10.000000	$10.108141 $9.529206 $9.822886 $9.575956 $9.532978 $9.675483 $9.460432	5,403.188 8,305.985 16,306.599 17,082.277 2,848.335 1,520.942 0.000	438.190 521.506 662.540 886.871 0.000 0.000 0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$8.486505 $8.794863 $8.699662 $8.549785 $8.979971 $8.862005 $10.000000	$9.000732 $8.486505 $8.794863 $8.699662 $8.549785 $8.979971 $8.862005	2,377.630 83.880 881,973. 853.240 993.203 802.137 0.000	145.656 1,152.612 1,176.759 1,277.199 1,017.579 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.333466 $10.857075 $9.915835 $9.854655 $10.296821 $10.139188 $10.000000	$11.266755 $10.333466 $10.857075 $9.915835 $9.854655 $10.296821 $10.139188	0.000 0.000 0.000 740.248 777.955 817.661 825.344	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.807865 $11.725266 $9.942588 $9.947237 $10.857726 $10.730995 $10.000000	$11.796836 $10.807865 $11.725266 $9.942588 $9.947237 $10.857726 $10.730995	716.299 2,000.621 1,452.977 2,339.147 1,229.597 695.512 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.540281 $11.222243 $9.916596 $9.900223 $10.551556 $10.389003 $10.000000	$11.481375 $10.540281 $11.222243 $9.916596 $9.900223 $10.551556 $10.389003	0.000 2,555.197 27,658.957 35,228.770 34,628.474 29,956.423 8,800.497	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA S&P 500 Index - Service Class(3)(13) Subaccount inception date May 1, 2017	2019 2018 2017	$10.374435 $11.157940 $9.998233	$13.291228 $10.374435 $11.157940	26,621.748 0.000 0.000	16,071.278 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.758017 $15.886441 $14.060907 $11.873751 $12.454065 $12.108297 $10.000000	$16.849041 $13.758017 $15.886441 $14.060907 $11.873751 $12.454065 $12.108297	555.753 3,594.973 8,387.507 5,833.609 5,106.327 3,424.076 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.815777 $17.404338 $14.550591 $13.372482 $13.354847 $12.823910 $10.000000	$20.523941 $15.815777 $17.404338 $14.550591 $13.372482 $13.354847 $12.823910	1,837.663 3,548.243 8,611.188 9,276.945 8,411.848 4,065.451 212.280	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.097624 $12.221146 $10.164157 $10.290106 $10.389993 $11.202665 $10.000000	$11.950154 $10.097624 $12.221146 $10.164157 $10.290106 $10.389993 $11.202665	3,703.334 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class(14) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.827719 $17.175435 $13.596977 $13.527175 $12.944696 $11.915368 $10.000000	$23.039512 $16.827719 $17.175435 $13.596977 $13.527175 $12.944696 $11.915368	4,250.797 715.093 715.183 0.000 3,493.100 3,536.420 450.670	0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.334112 $13.359003 $11.710586 $11.364376 $11.371714 $10.761224 $10.000000	$14.383748 $12.334112 $13.359003 $11.710586 $11.364376 $11.371714 $10.761224	328,505.108 175,683.275 103,142.056 64,510.196 64,263.104 37,128.764 14,995.732	28,193.872 28,657.453 6,380.607 0.000 0.000 2,670.490 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.613345 $16.775458 $14.308066 $13.030577 $12.995901 $12.028720 $10.000000	$19.079164 $15.613345 $16.775458 $14.308066 $13.030577 $12.995901 $12.028720	265,159.874 149,009.605 164,611.425 138,862.092 123,470.356 92,791.945 35,314.073	52,547.069 36,996.025 32,453.369 31,632.581 27,453.233 24,093.739 3,498.424

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.515767 $14.376273 $12.548874 $11.636649 $11.643706 $11.208984 $10.000000	$16.149529 $13.515767 $14.376273 $12.548874 $11.636649 $11.643706 $11.208984	1,555,165.027 981,904.031 590,650.159 525,236.696 368,263.063 293,609.932 138,211.893	89,763.562 64,067.036 35,117.407 11,607.906 7,769.297 4.304 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.982121 $10.201452 $9.984156 $9.839875 $9.956305 $9.595288 $10.000000	$10.759093 $9.982121 $10.201452 $9.984156 $9.839875 $9.956305 $9.595288	1,799,297.017 1,548,811.031 1,475,335.846 1,337,423.821 957,268.026 552,968.936 146,080.294	253,074.294 227,727.906 215,679.081 197,584.875 116,806.127 74,055.305 30,156.996
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.894539 $18.202405 $14.394875 $13.338973 $12.665223 $11.842546 $10.000000	$23.064503 $17.894539 $18.202405 $14.394875 $13.338973 $12.665223 $11.842546	1,782,356.261 815,897.274 600,904.597 392,092.064 294,898.100 186,803.477 71,129.439	377,994.953 41,881.437 37,703.650 20,793.088 14,283.324 21,557.734 13,719.092
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.713401 $17.267455 $14.314879 $13.022990 $13.023761 $11.943820 $10.000000	$20.778277 $16.713401 $17.267455 $14.314879 $13.022990 $13.023761 $11.943820	1,202,120.109 562,526.045 495,401.093 420,329.522 357,581.284 170,921.732 52,765.149	228,709.533 29,846.367 21,060.948 11,397.795 20,740.198 19,939.072 17,557.157
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.579867 $13.526456 $10.385062 $10.176872 $10.815068 $11.272124 $10.000000	$14.024778 $11.579867 $13.526456 $10.385062 $10.176872 $10.815068 $11.272124	892,424.088 430,086.104 282,731.238 208,072.831 163,772.248 114,327.791 16,463.971	267,397.197 39,896.198 26,881.339 15,365.966 10,557.027 10,509.620 8,788.363
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.758420 $14.565303 $12.688411 $11.997477 $12.092692 $11.118629 $10.000000	$16.881019 $13.758420 $14.565303 $12.688411 $11.997477 $12.092692 $11.118629	980,445.451 558,452.638 296,969.520 255,057.177 211,502.968 101,808.240 18,532.916	165,429.480 102,017.276 54,568.256 31,955.280 24,303.503 5,420.067 1,571.840
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.492781 $16.787722 $13.966380 $13.113758 $13.210576 $11.968514 $10.000000	$20.105592 $15.492781 $16.787722 $13.966380 $13.113758 $13.210576 $11.968514	1,232,211.740 628,942.932 529,654.783 492,381.196 426,751.229 311,539.859 100,871.307	155,002.599 73,167.056 67,017.902 56,078.329 41,522.119 28,934.053 12,693.008
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.027014 $16.649803 $13.972369 $12.627883 $12.985456 $12.388426 $10.000000	$17.079828 $14.027014 $16.649803 $13.972369 $12.627883 $12.985456 $12.388426	621,565.142 349,384.947 275,430.553 177,601.004 163,561.017 105,849.851 32,322.823	154,070.877 31,662.363 27,955.072 24,973.518 25,288.670 9,551.853 4,479.211

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.292496 $15.073041 $12.803346 $11.852103 $12.384321 $11.761540 $10.000000	$16.295605 $12.292496 $15.073041 $12.803346 $11.852103 $12.384321 $11.761540	340,248.503 173,883.158 137,962.027 124,980.079 112,986.456 71,885.942 35,644.269	109,506.769 10,844.551 7,722.919 5,749.821 11,039.005 4,860.226 7,281.608
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.838689 $12.849623 $11.299003 $10.795776 $11.091476 $10.699427 $10.000000	$13.498300 $11.838689 $12.849623 $11.299003 $10.795776 $11.091476 $10.699427	212,852.969 143,364.540 69,980.599 50,166.062 28,308.074 9,930.760 6,653.874	15,746.061 8,909.178 8,018.112 2,431.667 2,379.108 778.524 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2019 2018	$9.574171 $9.989344	$11.370069 $9.574171	137,028.173 36,469.916	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.263880 $11.712137 $11.050257 $9.719621 $10.273798 $10.031013 $10.000000	$12.690948 $11.263880 $11.712137 $11.050257 $9.719621 $10.273798 $10.031013	503,178.509 320,302.705 362,641.644 365,057.050 264,491.006 130,725.778 46,472.543	48,577.796 43,207.303 34,852.611 25,867.811 15,260.354 10,356.867 7,044.338
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072 $10.000000	$10.150892 $9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072	1,299,155.801 1,211,600.768 1,079,446.787 1,335,371.499 697,521.847 609,174.753 520,275.110	156,602.109 119,025.882 131,213.501 192,665.510 120,251.079 117,700.348 60,584.706
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072 $10.000000	$10.150892 $9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072	5,251.510 60,770.568 0.000 0.000 0.000 0.000 0.000	0.000 3,833.130 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$10.593713 $11.379435 $10.042113 $9.545989 $9.999685	$12.337420 $10.593713 $11.379435 $10.042113 $9.545989	11,996,467.842 10,196,930.874 8,110,661.826 4,928,074.845 1,413,126.571	1,097,412.547 908,918.444 739,979.650 473,940.331 96,829.920
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.891600 $15.912793 $13.860798 $12.235510 $12.870208 $11.630812 $10.000000	$16.970064 $13.891600 $15.912793 $13.860798 $12.235510 $12.870208 $11.630812	309,908.692 163,764.171 159,609.528 138,897.838 61,960.156 25,626.680 7,256.513	41,879.122 37,113.265 32,486.106 31,173.160 22,459.264 15,934.879 4,780.753
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.751413 $11.000800 $10.023696 $10.097049 $10.303687 $9.199845 $10.000000	$12.038833 $9.751413 $11.000800 $10.023696 $10.097049 $10.303687 $9.199845	414,183.546 143,768.639 132,155.329 112,403.836 89,543.938 41,164.836 12,860.930	33,651.254 27,620.095 29,886.976 23,432.152 22,376.797 21,172.153 2,560.342

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.449768 $9.480095 $9.588969 $9.699074 $9.810770 $9.923751 $10.000000	$9.502196 $9.449768 $9.480095 $9.588969 $9.699074 $9.810770 $9.923751	2,816,175.654 2,826,627.459 2,437,218.640 2,456,952.601 2,010,638.975 1,443,548.814 899,801.995	196,717.887 214,373.622 93,020.599 515,389.143 1,727,056.057 2,879,830.881 145,828.155
TA BlackRock iShares Edge 40- Service Class(4) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.751618 $11.380554 $10.511182 $10.425007 $10.589984 $10.167870 $10.000000	$12.233853 $10.751618 $11.380554 $10.511182 $10.425007 $10.589984 $10.167870	1,413,916.799 1,313,794.770 1,159,911.467 1,296,566.839 1,080,862.218 623,127.531 268,509.728	121,492.005 128,775.408 116,439.464 100,139.594 70,004.737 32,762.921 14,090.541
TA BlackRock iShares Edge 50 - Service Class(5) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$10.929402 $11.354430 $10.177835 $9.999057	$12.537012 $10.929402 $11.354430 $10.177835	3,042,700.590 1,493,863.665 542,728.859 388,732.490	256,000.652 83,880.203 22,016.079 3,180.765
TA BlackRock iShares Edge 75 - Service Class(6) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.350954 $11.950233 $10.247219 $9.999057	$13.496584 $11.350954 $11.950233 $10.247219	877,127.320 547,226.258 203,066.232 180,001.729	123,358.042 50,061.605 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class(7) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.965214 $12.785227 $10.494991 $9.999057	$14.735682 $11.965214 $12.785227 $10.494991	386,990.307 78,698.880 64,953.339 43,869.130	11,893.611 1,403.735 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.747274 $12.432659 $11.260647 $10.857672 $10.996952 $10.587385 $10.000000	$13.592987 $11.747274 $12.432659 $11.260647 $10.857672 $10.996952 $10.587385	6,856,182.751 7,294,458.661 7,713,214.208 7,742,824.084 6,200,833.238 4,320,865.703 1,969,138.867	903,163.185 954,468.899 984,218.848 850,758.710 640,436.437 431,236.557 150,960.379
TA International Growth - Service Class(8) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.315212 $12.718194 $10.131037 $10.261621 $10.405556 $11.127981 $10.000000	$12.991573 $10.315212 $12.718194 $10.131037 $10.261621 $10.405556 $11.127981	333,545.294 235,143.369 184,789.893 155,959.303 140,136.619 66,623.112 22,301.612	40,987.823 42,726.160 34,642.124 27,841.382 11,797.477 10,139.958 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.609925 $13.777202 $11.938410 $11.598380 $11.718211 $10.993018 $10.000000	$16.383815 $13.609925 $13.777202 $11.938410 $11.598380 $11.718211 $10.993018	7,514,073.631 7,090,272.105 6,453,570.890 5,627,498.505 4,122,918.223 2,168,929.879 605,286.567	826,574.561 745,422.044 700,842.517 529,204.466 293,953.434 166,631.869 62,095.414
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.643858 $14.006693 $11.005500 $11.394925 $12.167048 $12.340009 $10.000000	$18.387774 $13.643858 $14.006693 $11.005500 $11.394925 $12.167048 $12.340009	744,039.015 286,748.597 204,649.186 121,166.295 98,052.610 64,211.374 28,463.664	32,906.922 12,952.125 12,057.605 8,956.409 9,836.012 7,724.044 0.000

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.112818 $11.744831 $10.554151 $10.235360 $10.580640 $10.498423 $10.000000	$12.474237 $11.112818 $11.744831 $10.554151 $10.235360 $10.580640 $10.498423	3,587,795.830 3,420,681.390 3,509,521.322 3,349,856.936 2,984,921.195 1,928,571.581 785,477.811	266,832.616 243,501.115 245,002.589 248,346.991 177,112.121 107,274.427 13,158.362
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.849411 $14.557080 $11.839475 $11.317279 $11.695770 $11.549567 $10.000000	$15.987614 $12.849411 $14.557080 $11.839475 $11.317279 $11.695770 $11.549567	361,993.527 194,361.304 163,435.525 81,192.541 94,099.758 36,543.476 2,468.009	35,106.144 23,846.406 16,953.812 10,602.006 7,185.573 1,571.040 5,258.281
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.299314 $13.425178 $11.364591 $10.819148 $11.227145 $11.085692 $10.000000	$14.564673 $12.299314 $13.425178 $11.364591 $10.819148 $11.227145 $11.085692	11,264,970.544 11,595,711.062 10,944,980.751 9,047,990.197 7,018,551.500 4,197,855.111 1,507,985.665	662,174.561 676,758.853 655,497.757 572,781.176 477,975.276 365,069.978 85,215.629
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.697206 $12.502039 $10.890701 $10.466234 $10.856149 $10.702435 $10.000000	$13.434181 $11.697206 $12.502039 $10.890701 $10.466234 $10.856149 $10.702435	28,013,568.643 25,011,917.348 21,275,906.716 20,600,851.837 19,562,323.435 16,886.380.920 5,462,160.802	1,454,617.622 1,372,648.352 1,287,145.736 1,314,864.912 1,229,185.209 1,106,523.523 400,013.153
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.103708 $10.230589 $10.006379 $9.917483 $9.998717 $9.623381 $10.000000	$10.812645 $10.103708 $10.230589 $10.006379 $9.917483 $9.998717 $9.623381	2,021,328.395 1,791,305.006 1,731,131.639 1,712,205.303 1,210,251.369 655,763.289 199,980.549	766,842.226 246,180.294 212,450.655 186,538.031 115,642.878 78,068.408 5,642.241
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.890715 $17.146612 $14.355718 $13.067996 $13.266196 $11.774789 $10.000000	$20.529881 $15.890715 $17.146612 $14.355718 $13.067996 $13.266196 $11.774789	299,506.853 158,243.703 133,747.154 105,740.003 70,126.307 40,675.593 20,179.528	16,504.634 8,524.337 5,752.607 4,432.723 2,807.748 663.236 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.518792 $12.079938 $10.059488 $10.067158 $10.379348 $10.582852 $10.000000	$12.229536 $10.518792 $12.079938 $10.059488 $10.067158 $10.379348 $10.582852	3,201,271.583 3,491,680.387 3,254,401.548 2,765,579.377 2,481,388.175 1,482,653.871 545,902.099	232,352.399 275,515.743 265,916.412 246,354.672 218,118.771 166,273.306 46,261.476
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.974585 $16.082330 $14.372441 $12.721939 $13.258726 $11.663974 $10.000000	$17.405954 $13.974585 $16.082330 $14.372441 $12.721939 $13.258726 $11.663974	475,520.154 255,590.631 193,800.939 145,199.336 88,619.657 60,493.765 31,965.230	111,636.915 20,946.852 21,878.819 22,528.118 14,411.224 6,344.237 6,129.223

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.056189 $11.552910 $10.770135 $10.456119 $10.619703 $10.107747 $10.000000	$12.231902 $11.056189 $11.552910 $10.770135 $10.456119 $10.619703 $10.107747	8,812,306.614 8,820,040.201 8,984,307.211 9,385,638.157 7,927,091.042 4,822,103.114 1,755,876.651	641,350.400 632,793.511 662,491.745 643,280.579 522,078.436 357,122.600 83,305.130
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.977505 $11.485905 $10.517546 $10.710585 $11.064219 $10.317071 $10.000000	$12.595045 $10.977505 $11.485905 $10.517546 $10.710585 $11.064219 $10.317071	11,211,183.384 11,525,574.113 11,950,678.423 12,807,077.887 11,210,930.239 5,553,032.401 1,731,470.954	601,760.108 655,532.980 695,820.301 746,852.539 757,872.315 428,082.204 170,898.767
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.369350 $12.072850 $10.787335 $11.020711 $11.486977 $10.741367 $10.000000	$13.130692 $11.369350 $12.072850 $10.787335 $11.020711 $11.486977 $10.741367	4,040,190.096 4,292,261.477 4,562,478.889 4,902,835.025 4,432,074.260 1,630,313.399 534,123.874	453,483.503 464,720.673 495,914.557 553,370.880 453,444.882 222,144.139 68,654.884
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2019 2018	$8.976821 $9.969864	$10.382588 $8.976821	160,588.420 5,555.452	7,693.775 17.261
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2019 2018 2017	$11.897505 $12.127279 $11.576938	$13.518879 $11.897505 $12.127279	2,322,600.061 1,845,229.531 1,340,325.844	59,413.424 18,748.593 10,933.462
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.439829 $12.124074 $10.811064 $10.540233 $10.854242 $10.502044 $10.000000	$13.078504 $11.439829 $12.124074 $10.811064 $10.540233 $10.854242 $10.502044	40,186,352.774 41,973,076.451 43,320,969.175 44,299,421.242 42,570,168.409 29,511,848.402 8,825,054.935	3,073,834.515 3,217,683.031 3,262,583.334 3,206,106.038 2,953,601.177 1,824,512.810 372,941.020
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.270342 $11.826673 $10.774463 $10.471975 $10.666439 $10.252434 $10.000000	$12.499710 $11.270342 $11.826673 $10.774463 $10.471975 $10.666439 $10.252434	4,082,948.339 4,300,812.920 4,408,579.201 4,450,403.887 3,706,354.630 2,724,971.946 875,220.175	432,105.682 434,666.576 498,804.300 491,911.299 379,923.921 181,285.657 29,954.334
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.977216 $13.050725 $11.142987 $10.768739 $11.290100 $10.984499 $10.000000	$14.138433 $11.977216 $13.050725 $11.142987 $10.768739 $11.290100 $10.984499	14,241,488.007 14,963,453.526 15,551,526.338 15,255,311.801 14,979,142.999 10,727,843.524 3,424,842.904	4,383,031.913 4,431,073.877 4,455,479.793 4,405,868.528 3,221,577.455 1,422,137.997 312,077.531
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.080245 $12.563616 $11.470549 $11.139325 $11.645646 $10.903208 $10.000000	$14.161002 $12.080245 $12.563616 $11.470549 $11.139325 $11.645646 $10.903208	3,449,252.684 3,807,675.652 4,041,185.565 4,542,652.112 4,503,750.020 3,695,013.317 992,195.452	200,891.827 211,873.643 245,326.716 248,371.369 234,967.166 212,258.917 106,705.872

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$22.607969 $21.488070 $15.171617 $15.740648 $14.286806 $13.661415 $10.000000	$27.595173 $22.607969 $21.488070 $15.171617 $15.740648 $14.286806 $13.661415	1,124,766.473 197,068.404 124,873.614 100,597.238 52,384.127 37,151.629 17,726.290	67,179.673 7,902.653 8,516.485 8,250.140 5,912.973 3,776.684 1,728.342
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.134129 $12.192691 $10.867088 $10.513098 $10.766844 $10.714003 $10.000000	$12.971275 $11.134129 $12.192691 $10.867088 $10.513098 $10.766844 $10.714003	4,139,585.691 4,427,923.003 4,482,156.633 3,129,968.395 810,460.597 108,638.151 32,497.068	405,936.264 382,499.7432 344,653.731 249,427.097 61,131.146 19,450.547 13,264.757
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.523349 $10.444947 $9.390991 $9.464171 $9.913106 $9.999055	$10.799251 $9.523349 $10.444947 $9.390991 $9.464171 $9.913106	4,589,132.057 3,861,812.717 2,866,590.117 2,448,449.410 1,453,971.420 76,379.514	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$9.523349 $10.444947 $9.390991 $9.464171 $10.263258	$10.799251 $9.523349 $10.444947 $9.390991 $9.464171	N/A	342,982.857 261,317.666 138,707.744 115,675.498 82,475.437
TA MSCI EAFE Index - Service Class(3)(12) Subaccount inception date May 1, 2017	2019 2018 2017	$9.356901 $11.053172 $9.998932	$11.184900 $9.356901 $11.053172	317,533.500 83,922.555 67,036.481	13,298.036 867.438 336.353
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.358009 $14.062241 $12.497609 $11.744808 $11.888160 $10.883184 $10.000000	$16.043864 $13.358009 $14.062241 $12.497609 $11.744808 $11.888160 $10.883184	1,942,455.859 8,082,557.605 8,266,653.980 6,011,438.332 613,810.316 31,679.289 12,212.154	1,907,647.288 1,942,455.859 1,892,914.028 1,600,191.410 25,697.618 3,915.953 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.404905 $12.397603 $11.193211 $10.744289 $11.152500 $10.462191 $10.000000	$13.492802 $11.404905 $12.397603 $11.193211 $10.744289 $11.152500 $10.462191	5,482,331.743 5,828,468.015 6,193,648.375 6,240,137.037 5,660,737.074 4,624,225.559 1,463,697.677	375,142.944 372,310.528 344,966.940 362,355.290 312,740.979 217,229.054 85,934.688
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.259193 $12.008215 $11.003018 $10.602192 $10.952289 $10.190054 $10.000000	$13.085606 $11.259193 $12.008215 $11.003018 $10.602192 $10.952289 $10.190054	2,752,545.349 2,789,616.154 3,026,916.356 3,000,803.860 2,187,278.834 828,513.026 318,136.507	203,657.074 174,813.748 197,295.594 163,296.900 107,219.573 55,915.691 32,849.994
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.663948 $12.781448 $11.259471 $10.860289 $11.379196 $10.819034 $10.000000	$14.016058 $11.663948 $12.781448 $11.259471 $10.860289 $11.379196 $10.819034	2,971,823.472 3,036,080.606 3,193,268.190 2,958,312.185 2,104,820.788 1,025,743.646 399,652.809	396,721.969 406,367.949 412,626.456 369,246.132 299,063.857 150,111.168 52,959.279

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.999486 $10.219953 $9.878967 $9.751636 $9.813662 $9.514350 $10.000000	$10.697495 $9.999486 $10.219953 $9.878967 $9.751636 $9.813662 $9.514350	4,507,023.086 4,078,328.756 3,837,609.038 3,603,596.701 2,789,151.344 2,057,386.825 999,005.652	436,870.549 408,032.862 385,040.793 345,262.575 219,903.010 161,712.401 71,077.327
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$8.905382 $9.150423 $8.974997 $8.745946 $9.108264 $8.912553 $10.000000	$9.525587 $8.905382 $9.150423 $8.974997 $8.745946 $9.108264 $8.912553	1,431,548.617 1,349,067.925 1,313,308.475 1,197,959.560 992,524.423 634,739.686 245,406.237	129,910.223 125,339.375 109,482.854 93,302.852 69,326.131 45,705.119 11,790.081
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.843452 $11.295935 $10.229619 $10.080716 $10.443870 $10.196963 $10.000000	$11.923694 $10.843452 $11.295935 $10.229619 $10.080716 $10.443870 $10.196963	1,973,129.061 2,128,820.189 2,275,464.773 2,529,250.172 2,516,500.446 1,956,366.926 986,485.934	144,750.429 148,787.888 168,217.273 180,744.514 164,805.083 100,636.795 34,113.523
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.341271 $12.199194 $10.257227 $10.175414 $11.012768 $10.792110 $10.000000	$12.484705 $11.341271 $12.199194 $10.257227 $10.175414 $11.012768 $10.792110	3,286,013.490 3,620,948.512 3,694,135.980 3,886,785.438 3,963,221.152 2,772,568.093 1,068,568.547	299,902.639 315,999.003 355,541.841 366,213.855 396,706.155 277,093.187 111,560.626
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.060460 $11.675842 $10.230394 $10.127307 $10.702212 $10.448174 $10.000000	$12.150822 $11.060460 $11.675842 $10.230394 $10.127307 $10.702212 $10.448174	10,054,346.988 10,217,809.754 9,690,670.529 9,953,491.562 10,469,253.134 9,739,945.304 3,730,758.901	658,616.755 690,762.959 713,159.092 679,650.913 688,579.617 551,094.701 253,611.218
TA S&P 500 Index - Service Class(3)(13) Subaccount inception date May 1, 2017	2019 2018 2017	$10.523344 $11.221729 $9.998932	$13.597027 $10.523344 $11.221729	1,490,013.574 200,223.280 87,853.517	384,465.642 65,287.850 997.476
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.436960 $16.528450 $14.505763 $12.146057 $12.631853 $12.177203 $10.000000	$17.831369 $14.436960 $16.528450 $14.505763 $12.146057 $12.631853 $12.177203	464,174.794 182,603.274 140,464.752 106,399.063 76,068.916 54,971.042 18,193.980	44,543.146 27,247.225 26,697.259 24,655.707 8,217.433 8,084.113 539.774
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.596211 $18.107637 $15.010885 $13.679092 $13.545434 $12.896853 $10.000000	$21.720454 $16.596211 $18.107637 $15.010885 $13.679092 $13.545434 $12.896853	913,606.830 386,389.978 298,003.710 222,570.486 152,938.437 89,796.826 36,367.237	110,143.292 36,872.771 29,643.857 29,151.814 16,964.161 12,915.262 7,173.521
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.595984 $12.715061 $10.485763 $10.526120 $10.538329 $11.266414 $10.000000	$12.646942 $10.595984 $12.715061 $10.485763 $10.526120 $10.538329 $11.266414	284,588.434 142,677.276 103,272.399 100,459.052 84,451.892 68,345.199 20,897.827	20,333.810 12,867.822 14,583.898 10,284.983 9,422.672 7,872.892 0.000

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA WMC US Growth - Service Class(14) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.658014 $17.869453 $14.027132 $13.837347 $13.129488 $11.983201 $10.000000	$24.382552 $17.658014 $17.869453 $14.027132 $13.837347 $13.129488 $11.983201	601,084.202 196,087.946 131,660.198 99,262.203 37,981.151 21,928.432 2,268.861	34,721.646 17,332.848 9,876.924 12,491.758 5,988.011 2,404.406 704.213
C-Share– No longer being sold
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.820889 $12.900074 $11.393112 $11.139271 $11.230363 $10.707426 $10.000000	$13.682267 $11.820889 $12.900074 $11.393112 $11.139271 $11.230363 $10.707426	66.792 66.136 64.970 65.214 64.277 811.084 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.963781 $16.199291 $13.920262 $12.772544 $12.834412 $11.968644 $10.000000	$18.148851 $14.963781 $16.199291 $13.920262 $12.772544 $12.834412 $11.968644	55,789.357 60,554.714 24,376.214 22,176.585 13,887.680 14,624.499 2,369.962	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.953391 $13.882413 $12.208686 $11.406154 $11.498985 $11.152965 $10.000000	$15.361961 $12.953391 $13.882413 $12.208686 $11.406154 $11.498985 $11.152965	30,926.190 30,785.532 30,634.601 31,869.565 13,110.016 8,375.065 1,466.780	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.566717 $9.850921 $9.713438 $9.644934 $9.832499 $9.547280 $10.000000	$10.234341 $9.566717 $9.850921 $9.713438 $9.644934 $9.832499 $9.547280	13,481.248 12,804.503 14,690.140 16,226.527 13,550.909 11,256.709 1,815.406	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.150058 $17.577203 $14.004679 $13.074793 $12.507820 $11.783374 $10.000000	$21.939850 $17.150058 $17.577203 $14.004679 $13.074793 $12.507820 $11.783374	29,915.721 31,216.218 34,838.539 23,099.573 22,991.594 12,226.155 4,230.107	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.018036 $16.674335 $13.926839 $12.765060 $12.861910 $11.884149 $10.000000	$19.765057 $16.018036 $16.674335 $13.926839 $12.765060 $12.861910 $11.884149	22,840.591 25,393.271 27,866.391 24,888.227 54,230.459 11,316.328 4,909.629	0.000 0.000 0.000 0.000 0.000 0.000 0.000

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.097987 $13.061780 $10.103487 $9.975250 $10.680630 $11.215808 $10.000000	$13.340754 $11.097987 $13.061780 $10.103487 $9.975250 $10.680630 $11.215808	90,283.883 85,308.579 72,016.486 61,724.332 56,199.076 51,256.929 1,229.873	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.185956 $14.064950 $12.344444 $11.759851 $11.942380 $11.063047 $10.000000	$16.057820 $13.185956 $14.064950 $12.344444 $11.759851 $11.942380 $11.063047	53,464.120 53,008.520 57,000.839 48,464.130 36,914.394 14,364.577 1,997.869	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.848151 $16.211056 $13.587771 $12.854041 $13.046409 $11.908722 $10.000000	$19.125115 $14.848151 $16.211056 $13.587771 $12.854041 $13.046409 $11.908722	17,273.295 17,739.753 18,826.183 20,147.049 20,848.664 14,462.604 1,992.978	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.443301 $16.077840 $13.593573 $12.377761 $12.824063 $12.326543 $10.000000	$16.246818 $13.443301 $16.077840 $13.593573 $12.377761 $12.824063 $12.326543	23,454.665 24,072.052 25,002.520 21,374.080 3,557.511 5,679.638 2,736.118	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.780953 $14.555222 $12.456220 $11.617339 $12.230390 $11.702776 $10.000000	$15.500861 $11.780953 $14.555222 $12.456220 $11.617339 $12.230390 $11.702776	13,983.821 14,871.276 15,322.407 15,789.843 16,984.649 9,025.567 886.819	0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.346071 $12.408182 $10.992667 $10.581922 $10.953594 $10.645948 $10.000000	$12.839992 $11.346071 $12.408182 $10.992667 $10.581922 $10.953594 $10.645948	5,325.253 5,840.129 6,886.700 7,588.397 2,958.721 4,200.287 550.217	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2019 2018	$9.526088 $9.989138	$11.228485 $9.526088	0.000 0.000	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.795179 $11.309743 $10.750689 $9.527080 $10.146079 $9.980853 $10.000000	$12.072034 $10.795179 $11.309743 $10.750689 $9.527080 $10.146079 $9.980853	5,546.000 8,706.002 16,435.752 13,683.032 12,482.790 7,902.719 287.883	1,761.367 1,761.553 1,761.745 1,761.943 1,762.157 1,762.369 1,762.588
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193 $10.000000	$9.655796 $9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193	27,377.392 19,069.474 28,359.465 29,344.458 9,279.552 6,050.282 2,022.228	0.000 0.000 0.000 0.000 0.000 0.000 0.000

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193 $10.000000	$9.655796 $9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193	0.000 6,168.349 0.000 7,342.455 21,495.267 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$10.306079 $11.154275 $9.917245 $9.498051 $9.999480	$11.912802 $10.306079 $11.154275 $9.917245 $9.498051	72,616.531 80,612.847 94,126.878 59,336.296 4,255.608	0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.313581 $15.366192 $13.485080 $11.993179 $12.710268 $11.572700 $10.000000	$16.142485 $13.313581 $15.366192 $13.485080 $11.993179 $12.710268 $11.572700	51,434.175 52,935.788 55,254.902 49,913.703 77,072.382 60,730.462 2,624.079	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.345635 $10.622887 $9.751973 $9.897032 $10.175588 $9.153815 $10.000000	$11.451711 $9.345635 $10.622887 $9.751973 $9.897032 $10.175588 $9.153815	2,785.687 3,200.726 3,379.952 7,248.894 7,355.846 3,859.222 204.168	627.845 627.911 627.979 628.050 628.126 628.202 628.281
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.056499 $9.154333 $9.328962 $9.506929 $9.688788 $9.874119 $10.000000	$9.038716 $9.056499 $9.154333 $9.328962 $9.506929 $9.688788 $9.874119	14,846.830 4,178.624 25,770.812 16,225.984 144,783.598 15,380.422 5,573.634	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 40- Service Class(4) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.304186 $10.989536 $10.226195 $10.218494 $10.458333 $10.117028 $10.000000	$11.637167 $10.304186 $10.989536 $10.226195 $10.218494 $10.458333 $10.117028	11,388.818 11,849.520 12,323.552 15,478.177 15,634.474 16,357.190 3,239.238	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class(5) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$10.703400 $11.203821 $10.118180 $9.998443	$12.186062 $10.703400 $11.203821 $10.118180	168.530 171.793 2.390 2,915.905	0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class(6) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.116236 $11.791738 $10.187153 $9.998443	$13.118764 $11.116236 $11.791738 $10.187153	6,676.999 4,206.444 4,652.082 5,135.445	0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class(7) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.717810 $12.615676 $10.433489 $9.998443	$14.323202 $11.717810 $12.615676 $10.433489	1,852.186 2,048.908 1,292.819 1,293.016	0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.258433 $12.005517 $10.955354 $10.642594 $10.860255 $10.534462 $10.000000	$12.930053 $11.258433 $12.005517 $10.955354 $10.642594 $10.860255 $10.534462	37,259.535 40,341.229 69,219.580 78,983.422 60,781.056 43,907.891 9,529.686	8,229.899 8,451.443 8,660.937 8,862.451 9,076.293 9,284.186 0.000

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA International Growth - Service Class(8) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.885942 $12.281281 $9.856364 $10.058348 $10.276225 $11.072399 $10.000000	$12.357963 $9.885942 $12.281281 $9.856364 $10.058348 $10.276225 $11.072399	59,337.621 59,608.467 60,111.643 59,282.425 76,411.278 53,613.106 2,797.604	2,213.693 2,213.927 2,214.167 2,214.417 2,214.685 2,214.953 2,215.228
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.043639 $13.303907 $11.614754 $11.368647 $11.572559 $10.938069 $10.000000	$15.584836 $13.043639 $13.303907 $11.614754 $11.368647 $11.572559 $10.938069	71,156.859 73,133.653 74,486.167 59,166.221 49,816.031 32,783.435 6,600.572	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.076114 $13.525502 $10.707096 $11.169203 $12.015839 $12.278394 $10.000000	$17.491032 $13.076114 $13.525502 $10.707096 $11.169203 $12.015839 $12.278394	2,066.993 1,977.674 3,522.790 2,036.373 10,483.945 9,494.094 3,585.144	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.650387 $11.341307 $10.267999 $10.032590 $10.449099 $10.445939 $10.000000	$11.865864 $10.650387 $11.341307 $10.267999 $10.032590 $10.449099 $10.445939	16,237.490 16,581.212 18,686.618 18,591.073 17,918.589 10,973.040 1,519.090	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.314720 $14.057013 $11.518496 $11.093105 $11.550401 $11.491860 $10.000000	$15.207915 $12.314720 $14.057013 $11.518496 $11.093105 $11.550401 $11.491860	57,452.505 43,694.427 43,680.340 44,233.208 44,956.410 31,917.221 2,392.175	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.787536 $12.963982 $11.056483 $10.604829 $11.087576 $10.648942 $10.000000	$13.854389 $11.787536 $12.963982 $11.056483 $10.604829 $10.721200 $10.648942	338,870.002 368,996.918 420,324.581 415,923.412 328,686.896 251,113.564 173,290.957	7,988.119 8,203.429 8,594.813 9,250.590 10,482.944 10,710.281 13,241.008
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.210462 $12.072521 $10.595439 $10.258913 $10.721200 $11.030283 $10.000000	$12.779011 $11.210462 $12.072521 $10.595439 $10.258913 $11.087576 $11.030283	199,710.287 211,376.146 217,145.565 237,748.293 221,914.899 235,001.326 85,646.318	0.000 0.000 193.986 669.141 1,727.549 10,044.063 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.683256 $9.879065 $9.735073 $9.721015 $9.874394 $9.575240 $10.000000	$10.285302 $9.683256 $9.879065 $9.735073 $9.721015 $9.874394 $9.575240	19,796.230 12,029.853 15,981.116 14,549.395 5,104.349 5,252.076 1,005.136	2,364.814 2,365.064 2,365.322 2,365.589 2,365.876 2,366.161 2,366.456

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.229549 $16.557648 $13.966599 $12.809199 $13.101339 $11.715964 $10.000000	$19.528758 $15.229549 $16.557648 $13.966599 $12.809199 $13.101339 $11.715964	70,830.101 70,782.370 70,782.370 72,049.553 2,150.606 7,061.914 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.081072 $11.664949 $9.786759 $9.867739 $10.250325 $10.529969 $10.000000	$11.633101 $10.081072 $11.664949 $9.786759 $9.867739 $10.250325 $10.529969	19,369.520 20,067.242 20,184.517 20,261.118 19,199.829 5,371.619 3,903.920	8,321.758 8,545.438 8,756.945 8,960.425 12,568.084 9,386.223 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.393136 $15.529922 $13.982875 $12.469993 $13.093960 $11.605686 $10.000000	$16.557149 $13.393136 $15.529922 $13.982875 $12.469993 $13.093960 $11.605686	20,991.740 23,378.338 27,094.248 17,391.410 28,333.408 15,708.208 3,547.942	525.271 525.326 525.383 525.443 525.507 525.570 525.635
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.596110 $11.155971 $10.478119 $10.248971 $10.487665 $10.057197 $10.000000	$11.635337 $10.596110 $11.155971 $10.478119 $10.248971 $10.487665 $10.057197	26,923.404 34,059.811 30,643.796 43,842.958 40,711.532 32,100.578 35,485.172	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.520686 $11.091262 $10.232375 $10.498420 $10.926676 $10.265484 $10.000000	$11.980763 $10.520686 $11.091262 $10.232375 $10.498420 $10.926676 $10.265484	34,924.016 54,630.222 125,798.857 136,166.917 115,317.084 59,980.890 25,530.491	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.896223 $11.658071 $10.494866 $10.802412 $11.344192 $10.687674 $10.000000	$12.490284 $10.896223 $11.658071 $10.494866 $10.802412 $11.344192 $10.687674	1,952.456 2,369.728 2,522.115 9,680.316 6,960.974 3,479.643 1,438.175	0.000 0.000 0.000 0.000 1,602.369 0.000 0.000
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2019 2018	$8.931714 $9.969658	$10.253245 $8.931714	64,905.970 65,184.792	0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2019 2018 2017	$11.402478 $11.710661 $11.227768	$12.859602 $11.402478 $11.710661	15,834.484 13,701.961 2,569.559	0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.963781 $11.707526 $10.517948 $10.331440 $10.719311 $10.449534 $10.000000	$12.440648 $10.963781 $11.707526 $10.517948 $10.331440 $10.719311 $10.449534	80,719.899 88,361.677 100,837.129 115,510.004 132,776.958 134,939.596 66,841.118	752.784 756.968 761.287 765.794 770.594 775.283 779.908

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.801363 $11.420359 $10.482347 $10.264536 $10.533842 $10.201181 $10.000000	$11.890101 $10.801363 $11.420359 $10.482347 $10.264536 $10.533842 $10.201181	9,869.094 9,960.446 10,705.339 10,782.479 12,276.695 11,369.144 3,755.106	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.478833 $12.602378 $10.840879 $10.555422 $11.149760 $10.929605 $10.000000	$13.448923 $11.478833 $12.602378 $10.840879 $10.555422 $11.149760 $10.929605	44,140.756 46,442.075 32,600.866 54,429.895 154,862.404 322,858.268 282,854.970	0.000 0.000 0.000 0.000 1,621.142 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.577568 $12.131985 $11.159568 $10.918676 $11.500897 $10.848708 $10.000000	$13.470393 $11.577568 $12.131985 $11.159568 $10.918676 $11.500897 $10.848708	72,106.765 75,955.179 85,467.252 99,337.135 104,387.475 123,894.119 31,497.804	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$21.667535 $20.750186 $14.760433 $15.429000 $14.109322 $13.593218 $10.000000	$26.249687 $21.667535 $20.750186 $14.760433 $15.429000 $14.109322 $13.593218	45,127.699 38,445.320 16,083.991 11,395.656 10,874.295 9,517.292 1,952.504	1,134.241 500.378 500.092 500.149 500.209 500.269 500.331
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.670793 $11.773806 $10.572469 $10.304844 $10.633000 $10.660455 $10.000000	$12.338633 $10.670793 $11.773806 $10.572469 $10.304844 $10.633000 $10.660455	49,677.814 27,139.287 30,061.488 29,862.884 19,659.610 21,409.004 11,363.560	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.231656 $10.201699 $9.241117 $9.383040 $9.902116 $9.998439	$10.390283 $9.231656 $10.201699 $9.241117 $9.383040 $9.902116	8,428.812 18,522.841 42,620.600 44,543.920 43,359.222 0.000	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$9.231656 $10.201699 $9.241117 $9.383040 $10.226444	$10.390283 $9.231656 $10.201699 $9.241117 $9.383040	N/A	0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3)(12) Subaccount inception date May 1, 2017	2019 2018 2017	$9.239950 $10.997715 $9.998315	$10.962616 $9.239950 $10.997715	2,040.949 966.422 658.294	0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.802190 $13.579168 $12.158821 $11.512194 $11.740407 $10.828798 $10.000000	$15.261441 $12.802190 $13.579168 $12.158821 $11.512194 $11.740407 $10.828798	25,249.890 25,648.047 226,081.157 223,355.809 1,333.858 1,378.199 1,040.155	1,109.197 1,109.314 1,109.435 1,109.560 1,109.694 1,109.828 1,109.966

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.930335 $11.971697 $10.889772 $10.531472 $11.013876 $10.409893 $10.000000	$12.834774 $10.930335 $11.971697 $10.889772 $10.531472 $11.013876 $10.409893	48,479.141 58,325.943 94,971.948 102,519.460 90,093.825 81,603.570 43,359.072	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.790673 $11.595653 $10.704716 $10.392183 $10.816153 $10.139103 $10.000000	$12.447433 $10.790673 $11.595653 $10.704716 $10.392183 $10.816153 $10.139103	17,671.748 18,024.553 18,016.761 15,688.425 16,990.580 11,043.253 2,180.229	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.178592 $12.342364 $10.954225 $10.645176 $11.237755 $10.764954 $10.000000	$13.332506 $11.178592 $12.342364 $10.954225 $10.645176 $11.237755 $10.764954	45,361.284 42,443.460 43,188.008 45,913.541 282,128.339 14,290.073 556.157	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.583376 $9.868801 $9.611129 $9.558465 $9.691647 $9.466752 $10.000000	$10.175767 $9.583376 $9.868801 $9.611129 $9.558465 $9.691647 $9.466752	133,949.352 145,472.624 138,431.109 139,061.994 185,477.046 194,889.381 32,790.324	1,200.668 1,200.795 1,200.925 1,201.061 1,201.207 1,201.352 1,201.501
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$8.534727 $8.835947 $8.731587 $8.572621 $8.994968 $8.867938 $10.000000	9.060938 $8.534727 $8.835947 $8.731587 $8.572621 $8.994968 $8.867938	4,857.458 5,176.240 5,455.889 8,848.154 9,352.760 11,661.024 8,649.772	620.253 620.319 620.387 620.458 620.533 620.608 620.685
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.392222 $10.907839 $9.952261 $9.881016 $10.314031 $10.145981 $10.000000	$11.342160 $10.392222 $10.907839 $9.952261 $9.881016 $10.314031 $10.145981	13,849.761 13,396.053 13,651.489 15,437.709 18,840.103 3,811.316 2,514.838	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.869310 $11.780071 $9.979113 $9.973829 $10.875866 $10.738168 $10.000000	$11.875781 $10.869310 $11.780071 $9.979113 $9.973829 $10.875866 $10.738168	20,342.656 21,710.492 18,368.564 30,835.310 34,509.771 223,746.841 9,775.439	8,054.699 8,271.962 8,477.418 8,675.011 8,884.706 9,088.615 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.600172 $11.274671 $9.952995 $9.926665 $10.569164 $10.395937 $10.000000	$11.558162 $10.600172 $11.274671 $9.952995 $9.926665 $10.569164 $10.395937	24,230.779 25,943.742 33,278.685 35,735.642 37,220.373 51,906.971 38,791.540	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA S&P 500 Index - Service Class(3)(13) Subaccount inception date May 1, 2017	2019 2018 2017	$10.391861 $11.165434 $9.998315	$13.326869 $10.391861 $11.165434	903.132 833.176 1,308.035	0.000 0.000 0.000

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.836208 $15.960659 $14.112515 $11.905464 $12.474849 $12.116373 $10.000000	$16.961751 $13.836208 $15.960659 $14.112515 $11.905464 $12.474849 $12.116373	39,784.909 28,423.710 3,648.079 4,517.108 5,021.213 8,091.209 2,146.864	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.905652 $17.485633 $14.603993 $13.408199 $13.377124 $12.832468 $10.000000	$20.661217 $15.905652 $17.485633 $14.603993 $13.408199 $13.377124 $12.832468	28,543.212 28,919.967 29,971.042 22,327.009 17,139.038 12,381.004 2,921.469	1,102.461 501.090 501.145 501.201 501.262 501.323 501.385
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.155017 $12.278240 $10.201465 $10.317588 $10.407336 $11.210143 $10.000000	$12.030099 $10.155017 $12.278240 $10.201465 $10.317588 $10.407336 $11.210143	1,021.141 993.707 918.238 965.898 51,701.581 50,593.389 935.393	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class(14) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.923363 $17.255687 $13.646902 $13.563320 $12.966311 $11.923333 $10.000000	$23.193639 $16.923363 $17.255687 $13.646902 $13.563320 $12.966311 $11.923333	29,291.128 1,650.069 1,919.858 1,940.648 44,400.705 48,163.289 0.000	538.404 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.057638 $13.112215 $11.540175 $11.243720 $11.296085 $10.732499 $10.000000	$14.005197 $12.057638 $13.112215 $11.540175 $11.243720 $11.296085 $10.732499	11,788.948 3,507.577 3,183.525 2,741.431 12,807.200 5,553.633 2,156.303	0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.263364 $16.465566 $14.099849 $12.892265 $12.909499 $11.996639 $10.000000	$18.577048 $15.263364 $16.465566 $14.099849 $12.892265 $12.909499 $11.996639	12,249.395 9,589.693 10,509.948 22,548.836 14,252.584 7,935.036 4,707.190	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.212941 $14.110803 $12.366315 $11.513188 $11.566317 $11.179081 $10.000000	$15.724717 $13.212941 $14.110803 $12.366315 $11.513188 $11.566317 $11.179081	138,004.482 122,052.838 190,890.681 168,926.868 137,520.798 89,492.556 52,330.532	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.758420 $10.013014 $9.838869 $9.735457 $9.890107 $9.569654 $10.000000	$10.476018 $9.758420 $10.013014 $9.838869 $9.735457 $9.890107 $9.569654	71,389.745 65,326.467 70,946.518 89,728.456 87,723.434 32,949.609 5,569.473	5,689.339 8,907.549 9,628.437 12,396.673 10,468.592 5,395.728 0.000

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.493634 $17.866322 $14.185476 $13.197463 $12.581044 $11.810950 $10.000000	$22.457830 $17.493634 $17.866322 $14.185476 $13.197463 $12.581044 $11.810950	59,404.623 46,026.946 57.331.008 51,111.871 63,421.328 29,999.823 9,822.023	2,307.793 2,405.748 1.297.517 289.216 294.182 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.338955 $16.948617 $14.106650 $12.884838 $12.937215 $11.911959 $10.000000	$20.231733 $16.338955 $16.948617 $14.106650 $12.884838 $12.937215 $11.911959	49,929.104 50,864.480 73,174.466 75,598.188 56,946.575 43,576.593 17,099.440	282.737 284.220 285.725 287.440 289.454 291.339 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.320400 $13.276682 $10.233969 $10.068886 $10.743192 $11.242065 $10.000000	$13.655831 $11.320400 $13.276682 $10.233969 $10.068886 $10.743192 $11.242065	34,688.259 34,356.489 55,489.906 49,936.372 51,991.508 17,623.802 6,137.813	0.000 0.000 2,069.400 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.449974 $14.296179 $12.503722 $11.870091 $12.012257 $11.088942 $10.000000	$16.436709 $13.449974 $14.296179 $12.503722 $11.870091 $12.012257 $11.088942	107,250.621 97,922.569 93,843.219 87,329.922 97,150.074 45,266.437 6,173.877	303.485 305.077 306.691 308.532 310.695 312.718 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.145458 $16.477563 $13.763096 $12.974545 $13.122735 $11.936588 $10.000000	$19.576405 $15.145458 $16.477563 $13.763096 $12.974545 $13.122735 $11.936588	66,030.234 65,705.845 69,618.156 73,112.039 52,470.617 15,545.543 4,030.545	131.119 133.418 455.278 1,011.318 1,132.759 758.999 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.712522 $16.342178 $13.768988 $12.493814 $12.899104 $12.355386 $10.000000	$16.630237 $13.712522 $16.342178 $13.768988 $12.493814 $12.899104 $12.355386	16,350.025 17,239.636 17,056.492 16,577.710 21,509.127 7,244.043 3,171.412	0.000 0.000 161.915 325.610 385.102 385.162 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.016878 $14.794522 $12.616969 $11.726267 $12.301966 $11.730167 $10.000000	$15.866658 $12.016878 $14.794522 $12.616969 $11.726267 $12.301966 $11.730167	11,613.055 7,835.335 11,084.547 23,909.182 10,415.388 4,087.661 1,989.725	0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.573301 $12.612224 $11.134549 $10.681140 $11.017704 $10.670871 $10.000000	$13.143026 $11.573301 $12.612224 $11.134549 $10.681140 $11.017704 $10.670871	10,074.308 7,055.780 7,649.037 2,020.197 2,414.591 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2019 2018	$9.548482 $9.989234	$11.294303 $9.548482	4,487.729 324.478	0.000 0.000

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.011347 $11.495713 $10.889413 $9.616416 $10.205471 $10.004232 $10.000000	$12.356903 $11.011347 $11.495713 $10.889413 $9.616416 $10.205471 $10.004232	83,541.480 73,266.857 77,634.740 156,238.618 29,729.935 16,132.074 84,301.392	291.750 658.645 1,661.794 2,222.810 2,780.558 3,183.280 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504 $10.000000	$9.883673 $9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504	30,161.999 26,856.913 15,423.625 56,371.016 54,507.681 21,000.087 4,015.540	471.427 526.065 552.428 585.419 660.101 1,799.027 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504 $10.000000	$9.883673 $9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504	0.000 21,613.499 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$10.439269 $11.258741 $9.975299 $9.520377 $9.999575	$12.109031 $10.439269 $11.258741 $9.975299 $9.520377	117,332.879 115,192.694 139,238.271 64,295.601 13,296.823	0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.580165 $15.618804 $13.659064 $12.105616 $12.784634 $11.599780 $10.000000	$16.523401 $13.580165 $15.618804 $13.659064 $12.105616 $12.784634 $11.599780	21,730.487 18,317.548 18,595.503 15,159.692 50,522.740 9,753.405 1,392.000	0.000 0.000 332.152 669.243 777.331 777.453 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.532793 $10.797554 $9.877808 $9.989838 $10.235148 $9.175268 $10.000000	$11.721961 $9.532793 $10.797554 $9.877808 $9.989838 $10.235148 $9.175268	16,408.637 14,237.265 15,981.336 15,595.888 20,495.349 16,043.348 2,015.854	259.920 471.080 672.229 979.249 1,193.880 1,216.213 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.237888 $9.304887 $9.449371 $9.596085 $9.745501 $9.897251 $10.000000	$9.252056 $9.237888 $9.304887 $9.449371 $9.596085 $9.745501 $9.897251	231,753.619 283,637.216 145,599.780 179,750.093 267,977.491 177,829.583 57,870.277	1,490.330 1,518.712 25,681.235 70,911.698 0.000 0.000 0.000
TA BlackRock iShares Edge 40- Service Class(4) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.510576 $11.170257 $10.358183 $10.314323 $10.519547 $10.140718 $10.000000	$11.911841 $10.510576 $11.170257 $10.358183 $10.314323 $10.519547 $10.140718	16,495.991 18,336.730 12,280.891 13,208.582 9,903.208 14,852.396 9,430.201	517.793 529.072 1,211.870 1,235.062 1,222.035 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class(5) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$10.808244 $11.273830 $10.145964 $9.998730	$12.348538 $10.808244 $11.273830 $10.145964	76,743.018 69,764.143 71,159.022 67,475.295	0.000 0.000 0.000 0.000

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock iShares Edge 75 - Service Class(6) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.225125 $11.865409 $10.215127 $9.998730	$13.293697 $11.225125 $11.865409 $10.215127	54,314.107 23,662.189 0.000 0.000	0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class(7) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.832590 $12.694494 $10.462139 $9.997730	$14.514173 $11.832590 $12.694494 $10.462139	3,326.395 2,444.114 0.000 0.000	0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.483909 $12.202933 $11.096738 $10.742386 $10.923812 $10.559125 $10.000000	$13.235211 $11.483909 $12.202933 $11.096738 $10.742386 $10.923812 $10.559125	100,499.324 111,539.048 131,995.097 170,766.879 145,456.744 109,425.734 30,702.750	5,947.561 6,221.913 6,246.445 7,984.069 8,445.328 6,677.203 0.000
TA International Growth - Service Class(8) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.083912 $12.483192 $9.983555 $10.152656 $10.336362 $11.098302 $10.000000	$12.649584 $10.083912 $12.483192 $9.983555 $10.152656 $10.336362 $11.098302	14,566.841 14,632.484 26,169.366 18,297.854 23,280.131 6,939.289 903.481	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.304814 $13.522633 $11.764634 $11.475244 $11.640283 $10.963675 $10.000000	$15.952589 $13.304814 $13.522633 $11.764634 $11.475244 $11.640283 $10.963675	128,249.185 103,710.927 135,254.524 136,626.769 92,080.294 120,296.791 19,062.820	7,931.824 9,111.047 10,333.539 12,330.354 7,372.080 3,414.034 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.337951 $13.747865 $10.845268 $11.273923 $12.086135 $12.307103 $10.000000	$17.903769 $13.337951 $13.747865 $10.845268 $11.273923 $12.086135 $12.307103	7,059.300 7,422.378 6,736.324 6,109.114 5,627.325 3,678.608 329.927	0.000 0.000 0.000 189.288 178.016 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.863668 $11.527802 $10.400509 $10.126669 $10.510264 $10.470392 $10.000000	$12.145890 $10.863668 $11.527802 $10.400509 $10.126669 $10.510264 $10.470392	153,718.536 139,350.672 156,551.470 176,370.578 169,174.858 88,596.478 22,048.721	948.220 990.945 2,023.132 1,129.945 3,139.988 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.561307 $14.288100 $11.667122 $11.197108 $11.617978 $11.518746 $10.000000	$15.566759 $12.561307 $14.288100 $11.667122 $11.197108 $11.617978 $11.518746	29,598.812 21,494.508 22,051.280 18,886.927 15,933.930 483.900 146.083	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.023569 $13.177113 $11.199156 $10.704255 $11.152466 $11.056109 $10.000000	$14.181323 $12.023569 $13.177113 $11.199156 $10.704255 $11.152466 $11.056109	166,572.045 174,517.556 193,487.306 158,958.680 131,727.992 127,852.270 77,657.082	33,479.575 34,067.959 34,631.359 35,210.815 35,832.760 36,394.358 0.000

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.434941 $12.271008 $10.732155 $10.355097 $10.783940 $10.673869 $10.000000	$13.080556 $11.434941 $12.271008 $10.732155 $10.355097 $10.783940 $10.673869	332,464.029 398,765.607 400,580.073 433,109.054 457,959.874 410,630.463 132,252.082	959.374 962.144 3,510.996 3,569.883 4,088.988 1,022.259 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.877173 $10.041517 $9.860706 $9.812179 $9.932205 $9.597673 $10.000000	$10.528027 $9.877173 $10.041517 $9.860706 $9.812179 $9.932205 $9.597673	78,181.024 67,571.585 100,734.395 100,490.665 106,918.268 38,124.746 5,378.683	1,306.598 2,129.025 5,430.559 8,694.268 10,410.415 9,610.275 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.534494 $16.829837 $14.146793 $12.929273 $13.177987 $11.743375 $10.000000	$19.989551 $15.534494 $16.829837 $14.146793 $12.929273 $13.177987 $11.743375	6,543.204 8,513.052 16,530.104 9,342.680 10,064.606 9,530.887 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.282953 $11.856737 $9.913060 $9.960266 $10.310315 $10.554614 $10.000000	$11.907626 $10.282953 $11.856737 $9.913060 $9.960266 $10.310315 $10.554614	80,694.395 75,883.863 101,045.031 60,360.153 73,111.496 53,256.851 31,673.43	0.000 0.000 0.000 574.131 556.287 242.067 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.661292 $15.785200 $14.163268 $12.586881 $13.170557 $11.632849 $10.000000	$16.947813 $13.661292 $15.785200 $14.163268 $12.586881 $13.170557 $11.632849	31,471.664 30,196.946 33,745.233 43,903.665 23,323.909 7,403.883 156.987	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.808289 $11.339399 $10.613339 $10.345073 $10.549045 $10.080743 $10.000000	$11.909916 $10.808289 $11.339399 $10.613339 $10.345073 $10.549045 $10.080743	139,642.870 161,510.290 177,557.857 186,613.713 183,539.037 104,355.949 66,087.751	5,487.640 8,464.506 9,585.193 11,644.093 9,888.293 3,829.471 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.731364 $11.273637 $10.364433 $10.596853 $10.990632 $10.289523 $10.000000	$12.263485 $10.731364 $11.273637 $10.364433 $10.596853 $10.990632 $10.289523	105,952.621 116,178.636 124,786.754 214,027.261 218,299.567 149,717.012 27,869.605	3,574.138 3,882.455 6,179.439 6,530.695 4,858.697 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.114455 $11.849778 $10.630326 $10.903712 $11.410590 $10.712700 $10.000000	$12.785073 $11.114455 $11.849778 $10.630326 $10.903712 $11.410590 $10.712700	63,997.642 71,522.634 84,387.190 89,877.823 76,613.626 100,166.539 39,877.094	136.639 308.473 2,440.394 2,653.203 858.953 1,047.496 0.000
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2019 2018	$8.952729 $9.969754	$10.313389 $8.952729	4,333.121 931.348	0.000 0.000

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2019 2018 2017	$11.630821 $11.903233 $11.389342	$13.163092 $11.630821 $11.903233	57,309.126 45,752.009 30,596.215	0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.183335 $11.900022 $10.653678 $10.428317 $10.782050 $10.474011 $10.000000	$12.734230 $11.183335 $11.900022 $10.653678 $10.428317 $10.782050 $10.474011	623,058.515 689,894.567 762,126.331 910,891.536 949,981.197 756,398.166 324,141.525	13,920.650 14,832.122 15,673.726 18,240.221 14,994.955 6,004.898 967.149
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.017659 $11.608135 $10.617622 $10.360784 $10.595495 $10.225070 $10.000000	$12.170700 $11.017659 $11.608135 $10.617622 $10.360784 $10.595495 $10.225070	185,120.421 189,122.908 216,691.807 229,174.584 205,998.456 161,988.229 37,130.072	1,052.571 1,054.578 1,727.511 1,752.968 3,746.987 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.708698 $12.809591 $10.980787 $10.654401 $11.215008 $10.955190 $10.000000	$13.766302 $11.708698 $12.809591 $10.980787 $10.654401 $11.215008 $10.955190	441,091.232 489,459.768 637,891.401 623,328.688 584,338.294 355,693.450 110,614.547	4,823.645 5,267.638 5,762.733 7,048.273 799.486 149,063.309 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.809388 $12.331439 $11.303557 $11.021035 $11.568193 $10.874107 $10.000000	$13.788242 $11.809388 $12.331439 $11.303557 $11.021035 $11.568193 $10.874107	73,362.642 84,692.181 110,339.846 117,475.359 108,779.796 124,778.925 37,368.919	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$22.101250 $21.091176 $14.950833 $15.573594 $14.191846 $13.625003 $10.000000	$26.868963 $22.101250 $21.091176 $14.950833 $15.573594 $14.191846 $13.625003	25,121.360 10,445.290 9,825.624 10,211.334 5,984.069 393.752 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.884493 $11.967403 $10.708906 $10.401473 $10.695234 $10.685410 $10.000000	$12.629822 $10.884493 $11.967403 $10.708906 $10.401473 $10.695234 $10.685410	91,699.470 103,879.953 134,900.978 134,567.914 76,694.189 43,812.597 5,265.608	0.000 0.000 1,956.829 1,987.534 0.000 0.000 0.000
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.366603 $10.314462 $9.310733 $9.420789 $9.907237 $9.998726	$10.579107 $9.366603 $10.314462 $9.310733 $9.420789 $9.907237	64,923.530 53,478.178 63,937.464 49,166.076 22,238.265 3,635.599	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$9.366603 $10.314462 $9.310733 $9.420789 $10.243593	$10.579107 $9.366603 $10.314462 $9.310733 $9.420789	N/A	0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3)(12) Subaccount inception date May 1, 2017	2019 2018 2017	$9.294321 $11.023551 $9.998603	$11.065765 $9.294321 $11.023551	7,304.894 2,458.336 0.000	0.000 0.000 0.000

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.058541 $13.802416 $12.315698 $11.620118 $11.809098 $10.854138 $10.000000	$15.621570 $13.058541 $13.802416 $12.315698 $11.620118 $11.809098 $10.854138	123,897.839 115,694.834 150,992.538 147,317.771 29,516.202 5,327.031 2,974.733	4,468.822 8,390.618 8,516.511 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.149214 $12.168537 $11.030293 $10.630220 $11.078331 $10.434264 $10.000000	$13.137657 $11.149214 $12.168537 $11.030293 $10.630220 $11.078331 $10.434264	95,222.233 118,336.243 129,951.949 166,131.972 146,988.935 116,215.786 41,882.250	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.006761 $11.786309 $10.842840 $10.489611 $10.879444 $10.162845 $10.000000	$12.741160 $11.006761 $11.786309 $10.842840 $10.489611 $10.879444 $10.162845	92,694.407 100,475.037 111,333.210 93,465.257 75,831.021 43,398.269 13,289.079	5,326.318 5,831.258 6,389.236 6,955.768 589.586 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.402435 $12.545269 $11.095568 $10.744969 $11.303506 $10.790157 $10.000000	$13.647114 $11.402435 $12.545269 $11.095568 $10.744969 $11.303506 $10.790157	77,777.371 75,448.972 90,644.045 121,192.585 65,287.162 64,301.331 12,497.564	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.775281 $10.031074 $9.735160 $9.648092 $9.748372 $9.488936 $10.000000	$10.415895 $9.775281 $10.031074 $9.735160 $9.648092 $9.748372 $9.488936	239,643.582 321,029.399 135,869.381 179,133.609 334,930.695 78,988.610 40,575.761	24,829.594 25,892.114 28,433.657 12,598.937 13,904.078 6,251.694 0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$8.705671 $8.981274 $8.844304 $8.653038 $9.047631 $8.888722 $10.000000	$9.274800 $8.705671 $8.981274 $8.844304 $8.653038 $9.047631 $8.888722	15,683.461 26,151.021 32,758.485 34,229.119 30,022.819 29,546.822 3,909.024	1,384.977 1,481.897 1,601.573 1,612.076 1,727.072 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.600349 $11.087205 $10.080708 $9.973675 $10.374400 $10.169739 $10.000000	$11.609846 $10.600349 $11.087205 $10.080708 $9.973675 $10.374400 $10.169739	73,370.737 85,812.499 145,078.068 139,727.715 187,854.028 113,636.988 21,828.140	9,452.056 11,535.197 14,457.013 16,076.958 18,655.091 18,585.263 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.086977 $11.973757 $10.107891 $10.067354 $10.939516 $10.763305 $10.000000	$12.156045 $11.086977 $11.973757 $10.107891 $10.067354 $10.939516 $10.763305	67,516.518 83,198.104 101,808.968 98,205.322 120,935.491 181,838.536 109,908.889	3,213.289 3,472.508 3,740.579 4,020.407 4,315.964 0.000 0.000

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.812468 $11.460075 $10.081462 $10.019770 $10.631028 $10.420282 $10.000000	$11.830960 $10.812468 $11.460075 $10.081462 $10.019770 $10.631028 $10.420282	79,353.759 112,819.723 153,106.246 181,160.733 203,350.620 448,470.986 260,344.268	0.000 0.000 0.000 949.986 958.015 962.450 971.503
TA S&P 500 Index - Service Class(3)(13) Subaccount inception date May 1, 2017	2019 2018 2017	$10.452981 $11.191651 $9.998603	$13.452209 $10.452981 $11.191651	2,353.927 968.172 5,181.442	0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.113306 $16.223083 $14.294641 $12.017108 $12.547857 $12.144720 $10.000000	$17.362046 $14.113306 $16.223083 $14.294641 $12.017108 $12.547857 $12.144720	11,888.985 14,051.684 24,109.833 23,135.367 8,966.611 4,027.812 2,464.500	144.232 140.341 144.330 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.224158 $17.773103 $14.792423 $13.533883 $13.455383 $12.862470 $10.000000	$21.148787 $16.224158 $17.773103 $14.792423 $13.533883 $13.455383 $12.862470	19,170.587 16,996.360 27,840.261 33,204.216 34,626.149 4,739.599 2,044.119	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.358416 $12.480149 $10.333137 $10.414353 $10.468245 $11.236370 $10.000000	$12.314053 $10.358416 $12.480149 $10.333137 $10.414353 $10.468245 $11.236370	9,544.704 9,059.118 6,493.002 4,974.538 4,396.490 4,225.344 417.455	509.735 492.457 461.357 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class(14) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.262222 $17.539365 $13.822992 $13.690475 $13.042186 $11.951240 $10.000000	$23.740911 $17.262222 $17.539365 $13.822992 $13.690475 $13.042186 $11.951240	15,139.914 10,616.644 11,631.165 9,902.225 18,278.127 813.825 814.652	0.000 0.000 0.000 0.000 0.000 0.000 0.000
L-Share – No longer being sold
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007 $10.000000	13.727991 $11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007	38,711.493 39,962.690 37,947.056 36,296.988 38,774.667 32,982.190 23,950.748	3,482.511 2,673.112 3,207.557 2,681.622 4,668.903 8,285.275 3,283.869
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.006198 $16.237043 $13.945752 $12.789581 $12.845122 $11.972638 $10.000000	$18.209404 $15.006198 $16.237043 $13.945752 $12.789581 $12.845122 $11.972638	72,551.631 108,425.653 136,402.241 152,267.824 160,443.699 151,531.231 30,535.530	35,240.727 36,288.050 48,439.423 48,460.093 45,730.028 48,509.167 19,817.027

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691 $10.000000	$15.413293 $12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691	548,671.368 599,237.750 627,045.422 590,660.929 557,101.706 467,645.277 124,246.861	9,120.205 9,291.348 11,252.919 5,975.301 9,451.664 5,922.102 4,991.738
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.593856 $9.873891 $9.731249 $9.657794 $9.840701 $9.550465 $10.000000	$10.268514 $9.593856 $9.873891 $9.731249 $9.657794 $9.840701 $9.550465	224,312.157 246,619.038 307,183.701 328,182.100 336,145.838 273,898.421 68,273.201	27,534.561 29,767.201 33,042.428 39,686.120 44,083.958 38,552.809 14,989.456
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317 $10.000000	$22.013148 $17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317	433,4,82.495 509,737.646 573,888.425 444,935.154 368,233.744 199,745.633 61,268.689	83,470.412 76,825.890 85,558.362 75,560.671 69,057.530 59,927.705 14,467.469
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121 $10.000000	$19.831101 $16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121	561,777.002 638,238.476 713,713.786 693,870.342 646,618.326 456,920.276 130,249.623	60,838.885 59,684.279 34,134.732 23,405.783 19,840.651 14,488.554 8,566.638
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.129495 $13.092270 $10.122025 $9.988567 $10.689533 $11.219555 $10.000000	$13.385319 $11.129495 $13.092270 $10.122025 $9.988567 $10.689533 $11.219555	257,463.239 311,504.094 348,477.787 296,832.160 280,693.682 169,039.393 32,094.277	86,827.735 81,162.945 107,209.361 80,498.891 79,056.314 75,437.299 8,491.946
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747 $10.000000	$16.111407 $13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747	165,835.571 217,983.042 216,558.114 206,713.838 191,456.929 147,271.196 25,153.215	66,682.002 57,498.257 15,215.500 9,318.948 10,357.981 13,453.705 1,847.105
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.890270 $16.248869 $13.612683 $12.871210 $13.057295 $11.912701 $10.000000	$19.188967 $14.890270 $16.248869 $13.612683 $12.871210 $13.057295 $11.912701	386,114.679 477,395.585 552,957.936 537,849.388 523,199.437 304,049.444 81,347.031	111,978.336 113,304.784 96,115.796 93,387.443 94,588.123 87,394.017 25,699.180
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.481454 $16.115351 $13.618496 $12.394293 $12.834781 $12.330676 $10.000000	$16.301082 $13.481454 $16.115351 $13.618496 $12.394293 $12.834781 $12.330676	182,355.150 222,929.359 253,390.072 257,223.618 219,097.441 206,195.744 83,753.785	32,679.321 31,052.488 54,830.245 49,173.722 44,531.236 34,411.038 13,532.459

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.814369 $14.589162 $12.479053 $11.632854 $12.240598 $11.706687 $10.000000	$15.552603 $11.814369 $14.589162 $12.479053 $11.632854 $12.240598 $11.706687	123,225.380 142,699.728 175,191.426 180,780.575 178,766.989 123,245.933 49,713.463	5,171.145 9,208.804 18,645.113 18,914.206 13,016.198 8,908.250 5,504.695
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.378280 $12.437147 $11.012849 $10.596048 $10.962738 $10.649503 $10.000000	$12.882885 $11.378280 $12.437147 $11.012849 $10.596048 $10.962738 $10.649503	26,897.234 31,260.155 34,966.989 33,736.458 39,974.074 37,745.862 9,092.358	886.153 893.370 900.769 908.425 952.221 960.284 732.635
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2019 2018	$9.529288 $9.989152	$11.237863 $9.529288	5,938.402 0.000	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.825804 $11.336122 $10.770381 $9.539785 $10.154538 $9.984180 $10.000000	$12.112340 $10.825804 $11.336122 $10.770381 $9.539785 $10.154538 $9.984180	277,453.395 300,681.858 391,439.183 372,498.550 307,625.670 294,977.180 195,118.293	8,444.783 8,684.399 14,494.201 16,268.541 20,226.528 2,053.186 15,287.601
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.688039 $9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	162,118.115 173,591.777 228,672.007 411,332.623 351,939.959 416,100.039 152,068.066	33,522.061 6,072.329 7,954.264 16,149.363 12,871.488 50,655.335 51,066.420
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.688039 $9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	24,912.075 266,990.699 113,828.162 337,464.720 323,564.669 45,378.206 0.000	79,451.964 439,524.742 122,915.972 478,652.537 375,370.469 56,762.344 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$10.325004 $11.169138 $9.925511 $9.501238 $9.999493	$11.940648 $10.325004 $11.169138 $9.925511 $9.501238	815,427.678 971,387.182 776,849.430 438,505.663 103,968.948	118,222.890 128,757.125 170,124.661 76,511.841 43,301.801
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563 $10.000000	$16.196364 $13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563	98,862.929 116,584.778 149,064.511 158,113.687 173,919.348 100,807.294 34,318.997	23,362.364 20,880.047 26,332.144 21,766.591 23,186.239 23,603.245 6,453.372
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.190755 $10.422856 $9.007495 $9.192601 $9.862946 $9.998480	$10.639644 $9.190755 $10.422856 $9.007495 $9.192601 $9.862946	302,462.327 349,037.697 369,982.865 368,540.425 392,075.205 17,663.371	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$9.190755 $10.422856 $9.007495 $9.192601 $10.218976	$10.639644 $9.190755 $10.422856 $9.007495 $9.192601	N/A	14,343.493 37,341.041 16,184.362 16,619.908 30,672.289

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876 $10.000000	$11.489912 $9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876	116,535.197 140,577.383 163,625.965 172,181.624 180,201.055 131,337.396 41,240.898	83,895.511 82,267.538 90,236.181 86,212.350 89,396.367 88,911.436 16,648.378
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422 $10.000000	$9.068905 $9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422	600,654.608 796,414.870 329,883.026 518,229.971 333,425.732 479,584.358 398,611.180	36,930.399 46,332.335 30,922.832 115,811.529 29,952.964 24,837.700 95,562.423
TA BlackRock iShares Edge 40- Service Class(4) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.333435 $11.015175 $10.244944 $10.232148 $10.467068 $10.120413 $10.000000	$11.676033 $10.333435 $11.015175 $10.244944 $10.232148 $10.467068 $10.120413	145,558.944 172,330.291 207,710.521 306,650.679 336,477.596 149,814.109 87,419.820	68,219.685 72,754.605 80,442.769 85,655.987 113,440.933 105,763.039 29,544.161
TA BlackRock iShares Edge 50 - Service Class(5) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$10.718300 $11.213769 $10.122115 $9.998484	$12.209133 $10.718300 $11.213769 $10.122115	45,447.791 46,230.394 34,585.059 29,792.686	8,169.061 5,648.635 3,767.933 16,935.535
TA BlackRock iShares Edge 75 - Service Class(6) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.131714 $11.802212 $10.191125 $9.998484	$13.143623 $11.131714 $11.802212 $10.191125	71,801.914 37,467.809 0.000 0.000	22,160.184 37,277.252 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class(7) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.734128 $12.626893 $10.437566 $9.998484	$14.350328 $11.734128 $12.626893 $10.437566	17,639.106 17,691.584 30,008.073 13,790.532	0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.290391 $12.033520 $10.975426 $10.656801 $10.869310 $10.537980 $10.000000	$12.973240 $11.290391 $12.033520 $10.975426 $10.656801 $10.869310 $10.537980	983,684.286 1,223,190.327 1,446,389.325 1,610,649.691 1,644,846.465 1,484,483.311 622,413.183	141,483.810 127,550.018 166,193.097 165,703.256 177,324.025 132,269.972 67,683.110
TA International Growth - Service Class(8) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094 $10.000000	$12.399204 $9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094	158,887.199 197,070.867 216,192.727 201,358.961 225,639.976 133,864.494 55,617.989	19,497.095 16,936.237 22,542.693 20,589.681 21,136.268 17,333.970 6,627.012
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.080646 $13.334948 $11.636059 $11.383838 $11.582224 $10.941727 $10.000000	$15.636874 $13.080646 $13.334948 $11.636059 $11.383838 $11.582224 $10.941727	1,074,654.268 1,207,429.944 1,501,652.972 1,479,847.465 1,336,940.830 730,541.910 283,387.831	176,729.082 181,784.865 193,236.162 183,503.267 150,647.483 103,780.502 55,481.023

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490 $10.000000	$17.549404 $13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490	66,613.825 66,041.144 63,212.178 60,150.171 71,423.580 50,751.746 25,495.762	21,133.229 24,557.532 33,683.117 33,033.523 34,653.585 34,595.793 10,760.839
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.680627 $11.367789 $10.286836 $10.045997 $10.457830 $10.449437 $10.000000	$11.905511 $10.680627 $11.367789 $10.286836 $10.045997 $10.457830 $10.449437	400,918.199 507,892.887 579,176.948 556,190.158 539,950.936 489,159.798 112,218.837	42,194.225 47,490.304 51,244.660 61,821.830 63,812.675 58,005.134 31,598.773
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.349621 $14.089764 $11.539582 $11.107903 $11.560026 $11.495701 $10.000000	$15.258630 $12.349621 $14.089764 $11.539582 $11.107903 $11.560026 $11.495701	127,199.252 125,757.742 141,928.181 145,138.043 147,706.178 117,552.744 19,084.184	39,987.550 30,314.762 38,547.562 27,791.560 4,182.492 214.319 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.820934 $12.994188 $11.076736 $10.618972 $11.096827 $11.033969 $10.000000	$13.900601 $11.820934 $12.994188 $11.076736 $10.618972 $11.096827 $11.033969	2,445,329.604 2,843,454.087 2,965,459.502 2,824,898.682 2,978,798.721 2,336,345.737 885,183.766	415,409.316 423,335.952 524,123.651 370,632.160 395,239.177 333,872.109 218,920.095
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.242256 $12.100668 $10.614849 $10.272607 $10.730141 $10.652493 $10.000000	$12.821655 $11.242256 $12.100668 $10.614849 $10.272607 $10.730141 $10.652493	3,459,288.639 4,035,766.293 4,642,446.338 4,212,692.245 4,537,222.835 4,547,958.554 1,812,160.186	421,307.419 448,294.965 466,062.021 414,106.794 414,447.113 428,534.264 157,873.589
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.710708 $9.902089 $9.752899 $9.733985 $9.882637 $9.578442 $10.000000	$10.319609 $9.710708 $9.902089 $9.752899 $9.733985 $9.882637 $9.578442	306,189.309 337,681.005 391,575.285 404,410.283 356,338.164 249,919.458 75,650.356	22,676.867 23,563.675 58,639.017 56,679.803 43,044.476 34,878.879 8,737.666
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.272721 $16.596237 $13.992167 $12.826282 $13.112257 $11.719868 $10.000000	$19.593906 $15.272721 $16.596237 $13.992167 $12.826282 $13.112257 $11.719868	107,876.929 120,209.923 131,017.369 133,310.241 122,790.919 119,833.474 106,018.564	14,822.637 12,947.439 26,912.459 45,278.170 62,335.484 80,513.540 1,005.911
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.109647 $11.692134 $9.804695 $9.880917 $10.258883 $10.533491 $10.000000	$11.671903 $10.109647 $11.692134 $9.804695 $9.880917 $10.258883 $10.533491	610,392.672 628,479.898 719,371.572 784,382.375 891,155.155 611,357.354 265,879.539	276,956.663 274,044.111 327,672.972 293,289.895 298,712.997 175,770.666 55,898.626

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.431097 $15.566106 $14.008471 $12.486620 $13.104874 $11.609569 $10.000000	$16.612368 $13.431097 $15.566106 $14.008471 $12.486620 $13.104874 $11.609569	222,319.017 254,446.651 310,684.672 299,110.256 273,711.033 191,132.350 64,552.937	58,103.054 61,994.676 90,647.308 84,952.190 66,706.739 69,780.272 10,257.532
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.626160 $11.181991 $10.497339 $10.262666 $10.496420 $10.060561 $10.000000	$11.674180 $10.626160 $11.181991 $10.497339 $10.262666 $10.496420 $10.060561	950,987.935 1,086,965.099 1,236,009.143 1,611,550.399 1,536,007.541 1,100,174.502 591,414.118	80,336.256 97,255.566 116,971.056 128,715.629 130,866.803 124,206.970 49,622.847
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.550532 $11.117130 $10.251137 $10.512445 $10.935810 $10.268922 $10.000000	$12.020759 $10.550532 $11.117130 $10.251137 $10.512445 $10.935810 $10.268922	1,035,808.908 1,222,419.589 1,385,326.054 1,907,085.697 1,734,729.547 1,171,194.793 505,160.442	99,928.807 114,349.805 145,973.920 159,838.955 203,611.401 203,465.624 82,637.648
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.927153 $11.685266 $10.514106 $10.816840 $11.353665 $10.691252 $10.000000	$12.531992 $10.927153 $11.685266 $10.514106 $10.816840 $11.353665 $10.691252	794,902.386 951,575.498 1,199,157.180 1,539,685.735 1,725,348.621 1,048,124.518 464,201.951	258,618.309 287,427.541 263,594.449 444,880.675 413,289.245 210,760.230 30,827.475
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2019 2018	$8.934715 $9.969672	$10.261817 $8.934715	3,116.687 0.000	0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2019 2018 2017	$11.434824 $11.737982 $11.250710	$12.902530 $11.434824 $11.737982	159,512.573 195,522.004 224,356.967	14,830.715 1,269.368 514.997
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037 $10.000000	$12.482176 $10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037	3,827,773.036 4,469,236.154 4,979,300.511 5,471,740.892 6,100,894.487 4,951,402.067 1,811,998.711	500,665.384 561,111.864 665,574.688 648,392.356 736,419.904 590,875.459 167,323.199
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.831987 $11.446976 $10.501545 $10.278238 $10.542635 $10.204584 $10.000000	$11.929769 $10.831987 $11.446976 $10.501545 $10.278238 $10.542635 $10.204584	221,926.628 341,877.509 440,266.010 573,813.629 595,022.369 456,655.384 140,874.387	76,938.987 79,358.242 83,100.913 70,424.600 73,851.263 50,359.526 20,431.164
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $10.933258 $10.000000	$13.493807 $11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $10.933258	2,615,142.201 3,070,132.315 3,423,705.544 3,637,698.554 4,107,576.222 3,985,463.190 1,629,355.721	629,891.008 726,263.222 823,270.713 765,687.520 796,806.671 951,079.397 450,363.944

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.610398 $12.160266 $11.180007 $10.933243 $11.510485 $10.852328 $10.000000	$13.515343 $11.610398 $12.160266 $11.180007 $10.933243 $11.510485 $10.852328	747,920.799 855,638.057 891,025.265 998,721.027 1,042,284.137 969,212.473 339,896.373	113,071.557 93,004.416 99,467.353 109,702.192 115,882.560 125,950.825 16,136.459
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$21.728946 $20.798532 $14.787467 $15.449590 $14.121087 $13.597759 $10.000000	$26.337251 $21.728946 $20.798532 $14.787467 $15.449590 $14.121087 $13.597759	203,507.263 77,819.306 83,780.407 43,795.921 53,733.185 32,194.273 9,347.744	23,155.993 15,311.028 9,200.535 7,264.446 7,749.636 6,489.707 0.000
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010 $10.000000	$12.379822 $10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010	550,270.079 717,416.378 931,999.468 893,420.819 641,333.221 414,574.278 152,124.030	181,165.157 161,039.260 206,340.766 181,332.847 161,307.416 173,629.067 27,743.504
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.250812 $10.217721 $9.251011 $9.388423 $9.902841 $9.998480	$10.417064 $9.250812 $10.217721 $9.251011 $9.388423 $9.902841	166,696.227 222,338.210 243,866.514 213,634.578 158,136.200 4,250.019	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$9.250812 $10.217721 $9.251011 $9.388423 $10.228890	$10.417064 $9.250812 $10.217721 $9.251011 $9.388423	N/A	2,125.131 4,184.196 3,220.760 10,954.437 1,351.212
TA MSCI EAFE Index - Service Class(3)(12) Subaccount inception date May 1, 2017	2019 2018 2017	$9.247703 $11.001403 $9.998356	$10.977308 $9.247703 $11.001403	3,990.648 1,913.650 1,913.650	0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.838510 $13.610835 $12.181103 $11.527559 $11.750201 $10.832406 $10.000000	$15.312401 $12.838510 $13.610835 $12.181103 $11.527559 $11.750201 $10.832406	714,695.626 749,972.940 1,053,466.360 1,222,006.379 214,416.312 35,764.905 2,925.072	114,242.379 144,385.752 161,089.808 210,712.390 2,942.118 2,533.218 7.170
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.961331 $11.999615 $10.909723 $10.545529 $11.023068 $10.413369 $10.000000	$12.877603 $10.961331 $11.999615 $10.909723 $10.545529 $11.023068 $10.413369	789,705.767 872,542.928 1,018,110.321 1,212,579.781 1,104,503.163 1,111,493.247 447,863.188	29,237.496 49,470.285 67,490.073 125,724.529 72,926.658 65,345.774 46,547.547
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.821292 $11.622702 $10.724327 $10.406055 $10.825170 $10.142494 $10.000000	$12.488979 $10.821292 $11.622702 $10.724327 $10.406055 $10.825170 $10.142494	242,636.171 233,262.905 248,863.193 268,052.240 216,520.881 197,003.768 63,851.665	18,925.860 24,404.330 26,388.192 34,896.609 14,784.489 14,755.873 5,853.786

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.210279 $12.371124 $10.974285 $10.659382 $11.247124 $10.768556 $10.000000	$13.376985 $11.210279 $12.371124 $10.974285 $10.659382 $11.247124 $10.768556	527,207.217 601,498.847 732,488.486 701,685.294 939,184.275 361,640.186 126,163.176	70,453.483 74,849.507 77,803.609 104,238.197 281,353.122 61,063.250 27,524.767
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.610570 $9.891823 $9.628744 $9.571222 $9.699736 $9.469916 $10.000000	$10.209749 $9.610570 $9.891823 $9.628744 $9.571222 $9.699736 $9.469916	658,247.811 733,433.743 855,823.078 877,052.902 855,911.939 695,135.185 406,244.058	119,835.293 123,739.007 158,547.688 179,600.327 150,519.160 137,904.954 44,220.768
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$8.558965 $8.856581 $8.747617 $8.584091 $9.002487 $8.870906 $10.000000	$9.091215 $8.558965 $8.856581 $8.747617 $8.584091 $9.002487 $8.870906	155,083.721 178,918.085 212,569.619 315,828.949 300,321.392 262,887.081 94,596.042	24,425.795 25,301.529 26,817.586 27,792.018 28,559.207 31,462.937 16,760.130
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.421685 $10.933258 $9.970486 $9.894194 $10.322630 $10.149364 $10.000000	$11.379996 $10.421685 $10.933258 $9.970486 $9.894194 $10.322630 $10.149364	139,940.112 212,576.531 242,898.786 253,863.733 270,923.798 220,958.529 145,292.804	29,777.183 30,346.122 31,099.507 36,209.741 41,751.028 45,720.281 19,152.741
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.900128 $11.807517 $9.997379 $9.987134 $10.884932 $10.741760 $10.000000	$11.915406 $10.900128 $11.807517 $9.997379 $9.987134 $10.884932 $10.741760	949,451.399 1,102,426.020 1,228,909.166 1,349,737.774 1,471,942.755 1,624,608.196 556,119.893	438,745.569 449,977.832 523,256.404 516,905.159 575,410.723 483,253.655 201,574.461
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.630273 $11.300987 $9.971254 $9.939946 $10.577994 $10.399412 $10.000000	$11.596785 $10.630273 $11.300987 $9.971254 $9.939946 $10.577994 $10.399412	1,136,610.457 1,272,686.188 1,664,123.461 1,822,392.721 1,928,301.761 1,810,558.628 969,298.909	131,132.951 143,025.426 183,173.540 225,645.497 230,832.097 249,831.161 193,081.112
TA S&P 500 Index - Service Class(3)(13) Subaccount inception date May 1, 2017	2019 2018 2017	$10.400580 $11.169170 $9.998356	$13.344716 $10.400580 $11.169170	190,864.674 832.626 4,642.269	9,305.936 6,541.819 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.875451 $15.997875 $14.138380 $11.921370 $12.485262 $12.120421 $10.000000	$17.018355 $13.875451 $15.997875 $14.138380 $11.921370 $12.485262 $12.120421	109,039.704 138,285.074 152,386.254 174,257.031 133,590.169 93,338.730 36,267.066	33,601.065 26,649.954 40,335.301 37,363.813 34,433.216 39,416.693 7,309.629
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738 $10.000000	$20.730180 $15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738	183,001.322 213,557.484 253,216.462 251,818.788 244,212.580 209,993.651 76,374.754	45,370.074 43,838.392 66,936.667 63,848.804 57,911.681 57,207.837 15,633.649

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892 $10.000000	$12.070258 $10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892	61,806.745 64,672.637 64,981.151 76,417.141 71,351.315 56,231.083 10,364.029	21,706.418 21,034.069 27,689.222 23,633.717 24,793.661 27,907.096 10,715.341
TA WMC US Growth - Service Class(14) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.971369 $17.295930 $13.671914 $13.581429 $12.977138 $11.927318 $10.000000	$23.271065 $16.971369 $17.295930 $13.671914 $13.581429 $12.977138 $11.927318	89,669.083 76,003.035 85,194.874 97,923.113 108,455.891 71,042.619 35,679.078	43,205.426 28,247.828 17,770.182 19,004.724 17,288.377 18,539.715 8,665.049

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082 $10.000000	$14.051949 $12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082	35,282.823 26,129.229 28,193.673 30,280.470 35,106.933 9,290.371 3,341.657	916.869 916.869 916.869 916.926 916.991 917.060 316.419
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655 $10.000000	$18.639081 $15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655	43,335.341 49,261.573 50,670.148 50,654.867 55,108.672 42,593.715 21,856.165	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807 $10.000000	$15.777009 $13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807	179,296.704 280,316.814 201,184.946 256,528.386 129,429.028 95,272.296 40,691.480	891.402 2,470.814 2,414.569 2,412.170 891.519 891.586 306.167
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853 $10.000000	$10.510874 $9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853	309,824.086 351,444.969 442,789.966 512,677.522 404,826.804 267,683.874 48,244.062	3,866.544 6,697.614 3,311.385 3,869.977 3,894.901 2,074.498 1,747.509
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889 $10.000000	$22.532546 $17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889	92,740.996 116,019.204 111,092.321 111,703.967 102,363.806 59,543.877 28,219.573	4,294.119 3,936.519 843.864 843.916 843.975 844.039 292.644
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942 $10.000000	$20.298990 $16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942	100,288.634 152,881.724 156,732.620 167,258.437 180,983.619 140,755.081 79,993.089	3,753.762 3,749.742 3,961.019 3,396.859 1,996.615 831.541 292.596

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813 $10.000000	$13.701222 $11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813	84,575.945 102,386.055 97,859.100 93,863.642 62,230.205 43,496.061 24,943.959	4,839.722 4,626.506 893.399 893.454 893.517 893.584 306.855
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651 $10.000000	$16.491649 $13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651	64,932.380 100,805.655 102,626.825 111,343.243 106,706.324 126,709.755 98,079.100	0.000 0.000 0.000 51.506 1,332.808 43.027 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572 $10.000000	$19.641824 $15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572	71,407.946 83,774.828 89,803.595 76,826.234 73,398.074 33,327.644 10,840.127	5,214.251 5,349.670 4,793.119 4,554.938 8,405.314 3,996.322 874,845
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.751449 $16.380325 $13.794257 $12.510483 $12.909862 $12.359513 $10.000000	$16.685794 $13.751449 $16.380325 $13.794257 $12.510483 $12.909862 $12.359513	58,311.227 70,046.645 68,086.405 72,320.811 79,593.785 58,450.028 35,108.203	4,242.998 4,183.510 4,219.069 4,364.502 6,303.126 2,230.758 565.913
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088 $10.000000	$15.919693 $12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088	22,297.676 25,131.627 23,659.703 15,256.906 16,383.539 7,080.418 2,394.411	2,684.115 2,671.809 2,643.024 2,678.119 2,641.685 2,184.583 592.605
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440 $10.000000	$13.186905 $11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440	7,729.667 9,257.148 8,851.425 4,921.799 3,420.804 2,728.542 14.971	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2019 2018	$9.551691 $9.989248	$11.303756 $9.551691	28,126.964 1,006.955	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569 $10.000000	$12.398207 $11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569	67,806.744 68,359.205 116,953.712 171,246.263 149,640.900 99,577.778 454,433.033	0.000 0.000 0.000 0.000 2,544.566 1,743.794 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	212,792.211 200,833.830 213,791.465 301,656.634 267,110.460 229,240.493 118,019.127	6,130.098 4,792.771 4,255.891 8,061.509 222,803.237 3,810.112 12,938.796

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 205	2019 2018 2017 2016 2015	$10.458472 $11.273779 $9.983636 $9.523565 $9.999589	$12.137363 $10.458472 $11.273779 $9.983636 $9.523565	2,008,094.635 2,553,830.900 2,531,134.973 1,538,083.138 312,767.949	62,809.156 74,232.764 79,506.979 41,719.140 29,954.489
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659 $10.000000	$16.578603 $13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659	19,200.635 25,105.825 98,819.687 100,809.586 102,379.804 24,158.172 3,449.318	6,309.646 6,465.922 6,867.381 2,091.537 4,816.818 4,238.242 1,452.199
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335 $10.000000	$11.761133 $9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335	23,743.211 29,312.790 37,379.601 41,809.349 40,772.499 28,645.858 15,048.486	4,637.689 5,069.525 4,974.289 13,702.573 13,181.159 3,004.891 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559 $10.000000	$9.282960 $9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559	267,208.427 318,364.979 359,338.090 626,376.121 707,102.360 484,704.900 384,089.323	25,714.215 35,822.637 40,697.435 37,098.281 69,487.436 177,092.938 20,842.924
TA BlackRock iShares Edge 40- Service Class(4) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110 $10.000000	$11.951619 $10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110	243,283.879 269,964.785 300,292.530 333,998.457 316,221.857 233,040.756 105,114.053	13,792.616 15,194.777 19,442.929 34,620.010 49,708.571 38,716.121 2,202.988
TA BlackRock iShares Edge 50 - Service Class(5) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$10.823311 $11.283871 $10.149951 $9.998771	$12.371941 $10.823311 $11.283871 $10.149951	155,714.899 160,758.914 109,724.215 121,401.258	0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class(6) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.240798 $11.875999 $10.219150 $9.998771	$13.318919 $11.240798 $11.875999 $10.219150	84,137.567 40,984.215 110.217 0.000	0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class(7) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.849103 $12.705812 $10.466249 $9.998771	$14.541701 $11.849103 $12.705812 $10.466249	1,296.484 180.586 2,386.749 2,206.028	0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653 $10.000000	$13.279432 $11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653	1,656,597.845 1,896,925.208 2,285,447.085 2,625,133.628 2,567,035.293 2,300,269.186 968,809.271	88,960.727 107,137.958 126,243.853 146,573.925 140,032.535 86,264.053 24,968.725

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA International Growth - Service Class(8) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015 $10.000000	$12.691851 $10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015	31,980.690 33,812.493 73,100.238 67,721.082 74,501.988 22,115.469 6,050.885	3,753.413 5,117.161 4,583.938 4,405.566 4,113.192 1,140.702 854.495
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341 $10.000000	$16.005890 $13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341	1,494,273.462 1,828,724.343 2,096,588.668 2,044,531.267 1,739,313.614 922,108.414 278,846.205	51,117.698 43,483.576 48,108.956 38,232.629 32,193.046 30,327.463 13,008.480
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215 $10.000000	$17.963577 $13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215	18,533.647 25,125.749 26,741.852 26,356.163 23,615.654 16,288.672 3,643.075	2,439.878 2,304.017 2,479.574 2,245.743 1,273.012 1,181.460 1,176.849
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.894537 $11.554742 $10.419628 $10.140218 $10.519054 $10.473903 $10.000000	$12.186495 $10.894537 $11.554742 $10.419628 $10.140218 $10.519054 $10.473903	716,259.470 805,611.611 1,013,614.984 1,094,806.862 1,159,925.012 621,632.024 285,473.261	17,465.823 21,278.166 25,718.681 25,948.682 77,128.335 28,961.841 36,537.062
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.596995 $14.321488 $11.688562 $11.212077 $11.627700 $11.522602 $10.000000	$15.618803 $12.596995 $14.321488 $11.688562 $11.212077 $11.627700 $11.522602	141,665.271 126,496.303 128,928.642 68,597.209 49,792.778 29,903.644 18,915.919	0.000 541.360 507.291 536.502 545.879 542.513 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.057698 $13.207882 $11.219717 $10.718558 $11.161786 $11.059804 $10.000000	$14.228679 $12.057698 $13.207882 $11.219717 $10.718558 $11.161786 $11.059804	3,537,477.024 3,997,645.220 4,489,919.334 4,335,761.945 4,571,391.860 3,683,756.801 1,764,489.987	173,465.076 202,401.343 218,576.150 226,066.033 228,939.774 198,981.466 129,102.681
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.467421 $12.299669 $10.751867 $10.368927 $10.792938 $10.677437 $10.000000	$13.124268 $11.467421 $12.299669 $10.751867 $10.368927 $10.792938 $10.677437	5,477,932.721 6,395,913.668 7,315,679.463 7,579,996.726 7,996,618.555 7,757,462.638 3,258,183.934	277,972.669 331,813.805 365,123.639 440,299.391 390,159.713 327,030.171 113,366.040
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.905232 $10.064979 $9.878813 $9.825274 $9.940491 $9.600889 $10.000000	$10.563219 $9.905232 $10.064979 $9.878813 $9.825274 $9.940491 $9.600889	229,038.561 256,544.674 323,509.562 388,303.437 377,916.004 132,289.095 58,277.786	13,281.917 19,374.499 15,378.952 15,079.019 12,284.602 9,244.612 11,182.491

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303 $10.000000	$20.056322 $15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303	11,087.664 11,634.411 20,067.413 20,762.439 18,990.152 14,794.869 9,473.375	2,500.105 5,570.039 5,869.064 2,873.329 205.933 218.572 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.312182 $11.884454 $9.931274 $9.973576 $10.318920 $10.558141 $10.000000	$11.947448 $10.312182 $11.884454 $9.931274 $9.973576 $10.318920 $10.558141	624,850.519 813,042.940 891,281.480 986,976.222 1,050,457.986 761,558.633 253,806.662	62,789.154 73,576.312 83,990.667 81,981.965 75,913.435 55,046.121 18,175.270
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728 $10.000000	$17.004433 $13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728	46,728.101 45,455.516 59,210.833 47,384.756 48,363.104 13,718.975 8,222.901	0.000 1,381.396 1,328.954 1,318.761 549.767 41.054 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.839008 $11.365915 $10.632847 $10.358900 $10.557858 $10.084125 $10.000000	$11.949729 $10.839008 $11.365915 $10.632847 $10.358900 $10.557858 $10.084125	1,864,198.715 2,058,599.384 2,505,750.433 2,772,824.326 2,408,546.059 1,901,607.683 902,505.293	175,285.298 201,703.047 210,969.689 227,977.717 217,695.101 86,383.576 21,333.911
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971 $10.000000	$12.304477 $10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971	2,269,332.860 2,530,483.016 3,047,871.157 3,482,149.355 3,721,268.972 2,858,440.096 1,039,380.138	164,599.018 186,436.660 203,262.711 211,333.233 197,075.933 85,117.563 28,730.840
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280 $10.000000	$12.827766 $11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280	982,047.806 1,149,886.955 1,326,079.203 1,540,714.791 1,704,301.320 932,814.082 287,278.458	84,702.120 91,404.550 105,357.617 108,036.703 541,698.274 193,592.776 35,401.322
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2019 2018	$8.955738 $9.969768	$10.322009 $8.955738	941.952 0.000	0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2019 2018 2017	$11.663820 $11.930999 $11.412629	$13.207033 $11.663820 $11.930999	394,165.978 400,379.216 351,484.283	0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507 $10.000000	$12.776792 $11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507	9,866,860.113 11,478,018.517 13,036,082.049 14,581,221.436 15,477,858.340 12,187,086.846 4,153,049.354	1,125,035.993 1,325,471.373 1,473,997.422 1,679,383.988 1,620,361.477 927,625.831 87,085.678

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484 $10.000000	$12.211357 $11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484	849,440.662 1,157,459.629 1,321,262.863 1,387,815.352 1,360,515.031 1,051,554.155 472,504.182	124,863.788 134,106.217 143,940.095 141,875.895 53,722.993 45,757.874 2,335.180
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846 $10.000000	$13.812289 $11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846	4,807,337.715 5,401,420.359 6,339,714.697 6,925,239.245 7,503,400.105 6,394,792.700 2,385,027.830	786,161.545 921,293.299 1,001,722.850 1,043,001.393 447,757.940 324,414.451 167,039.670
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.842928 $12.360245 $11.324315 $11.035764 $11.577846 $10.877738 $10.000000	$13.834310 $11.842928 $12.360245 $11.324315 $11.035764 $11.577846 $10.877738	1,171,508.141 1,404,139.125 1,701,737.957 1,864,708.854 1,929,846.523 1,665,112.584 554,239.451	20,185.465 22,086.174 23,393.780 23,922.336 25,021.088 20,412.190 5,877.135
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550 $10.000000	$26.958784 $22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550	48,960.126 32,427.388 59,172.248 52,228.770 40,030.272 11,736.698 4,582.366	4,033.704 1,989.043 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977 $10.000000	$12.672017 $10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977	480,076.934 700,803.492 795,805.807 642,459.808 271,892.069 107,725.203 83,325.946	23,956.961 24,140.813 25,597.739 16,879.171 9,834.841 5,868.073 4,642.464
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.386058 $10.330687 $9.320727 $9.426201 $9.907970 $9.998767	$10.606383 $9.386058 $10.330687 $9.320727 $9.426201 $9.907970	238,847.279 308,344.143 366,616.609 407,788.914 550,476.747 26,175.188	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$9.386058 $10.330687 $9.320727 $9.426201 $10.246046	$10.606383 $9.386058 $10.330687 $9.320727 $9.426201	N/A	17,872.138 18,841.679 19,975.662 25,819.971 1,697.702
TA MSCI EAFE Index - Service Class(3)(12) Subaccount inception date May 1, 2017	2019 2018 2017	$9.302137 $11.027259 $9.998644	$11.080598 $9.302137 $11.027259	916.265 916.445 0.000	0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.095629 $13.834654 $12.338317 $11.635637 $11.818958 $10.857766 $10.000000	$15.673777 $13.095629 $13.834654 $12.338317 $11.635637 $11.818958 $10.857766	1,293,633.920 1,330,013.296 1,512,184.558 1,159,220.190 398,952.963 8,754.652 4,677.660	14,410.469 15,426.306 30,403.040 21,801.894 0.000 0.000 0.000

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749 $10.000000	$13.181539 $11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749	1,401,138.890 1,695,134.753 1,984,257.667 2,115,462.311 2,102,701.415 1,940,470.405 663,747.387	50,531.625 55,788.871 61,830.637 84,050.103 67,099.524 61,722.504 24,930.676
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237 $10.000000	$12.783697 $11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237	395,540.090 487,515.008 561,535.170 705,263.163 618,552.961 338,376.125 154,285.485	24,644.217 24,803.548 25,290.866 31,372.066 69,155.878 63,489.171 12,625.256
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759 $10.000000	$13.692713 $11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759	617,065.495 661,461.588 743,700.247 830,044.729 843,911.685 519,383.356 187,171.655	17,496.778 18,197.784 27,208.609 27,553.848 44,310.096 27,410.601 16,589.157
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111 $10.000000	$10.450712 $9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111	583,500.065 678,170.620 800,507.068 852,612.512 867,471.453 638,582.276 256,632.708	54,270.098 69,792.988 69,517.575 68,890.316 68,790.581 39,757.580 25,569.173
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705 $10.000000	$9.305793 $8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705	179,927.803 232,347.804 422,886.209 303,566.230 650,343.983 657,388.039 83,161.041	28,136.735 35,062.395 36,360.578 26,921.862 26,524.004 15,586.804 1,280.881
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136 $10.000000	$11.648630 $10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136	455,952.604 537,383.939 744,553.302 827,658.493 910,953.463 756,495.092 288,617.052	46,810.131 50,077.743 52,654.222 61,917.221 72,630.512 52,964.041 32,302.207
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901 $10.000000	$12.196651 $11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901	1,088,527.458 1,322,151.003 1,553,704.525 1,756,415.677 2,027,413.251 1,738,537.855 757,546.998	65,347.642 86,637.950 125,210.682 128,927.876 132,069.528 91,965.309 24,812.146
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761 $10.000000	$11.870494 $10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761	2,555,278.517 2,897,075.143 3,304,178.811 3,554,789.443 3,801,333.872 3,743,686.079 1,640,171.897	83,870.836 100,807.738 107,816.586 120,679.287 163,912.016 152,397.945 33,291.767
TA S&P 500 Index - Service Class(3)(13) Subaccount inception date May 1, 2017	2019 2018 2017	$10.461768 $11.195411 $9.998644	$13.470249 $10.461768 $11.195411	0.000 0.000 0.000	585.628 0.000 0.000

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774 $10.000000	$17.420053 $14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774	30,475.711 28,776.120 49,553.376 45,179.348 50,676.286 22,176.975 13,338.672	585.114 566,061 576.297 603.184 1,389.976 1,161.765 559.975
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763 $10.000000	$21.219453 $16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763	36,091.984 51,294.914 82,663.665 77,359.197 74,762.460 33,870.139 17,070.291	6,510.658 7,272.029 7,531.318 7,516.759 6,730.362 3,512.824 1,934.378
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128 $10.000000	$12.355179 $10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128	6,544.368 8,399.032 52,686.855 51,878.380 48,969.630 1,634.284 0.000	1,136.940 1,109.699 1,029.649 1,053.376 1,014.790 0.000 0.000
TA WMC US Growth - Service Class(14) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227 $10.000000	$23.820192 $17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227	22,340.424 31,566.483 32,908.338 32,649.136 27,846.539 20,269.017 2,683.729	4,492.166 3,129.696 0.000 3,787.096 3,787.389 3,787.673 3,787.978
X-Share– No longer being sold
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007 $10.000000	$13.727991 $11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007	6,462.329 6,556.666 6,690.277 9,434.104 9,840.782 9,000.968 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.006198 $16.237043 $13.945752 $12.789581 $12.845122 $11.972638 $10.000000	$18.209404 $15.006198 $16.237043 $13.945752 $12.789581 $12.845122 $11.972638	63,191.835 60,074.035 57,708.609 48,425.764 43,397.324 14,836.998 3,032.105	9,307.949 11,519.288 14,619.904 11,935.628 10,053.941 6,465.464 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691 $10.000000	$15.413293 $12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691	117,491.130 63,259.670 65,995.264 125,375.141 136,584.843 124,625.235 75,409.507	0.000 0.000 0.000 0.000 0.000 0.000 0.000

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.593856 $9.873891 $9.731249 $9.657794 $9.840701 $9.550465 $10.000000	$10.268514 $9.593856 $9.873891 $9.731249 $9.657794 $9.840701 $9.550465	267,820.666 223,444.415 248,712.805 285,189.211 193,074.605 72,895.435 27,207.388	14,645.770 14,922.329 15,209.528 17,468.143 18,732.238 18,830.797 1,231.452
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317 $10.000000	$22.013148 $17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317	145,079.870 129,538.584 138,445.437 139,497.602 117,311.767 73,729.957 7,390.560	15,051.561 7,045.967 7,401.318 3,236.846 1,139.294 1,139.475 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121 $10.000000	$19.831101 $16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121	104,801.138 100,174.305 79,709.958 92,678.715 78,410.554 47,941.594 4,060.769	8,136.693 8,137.618 8,138.614 8,139.617 8,140.468 8,141.349 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.129495 $13.092270 $10.122025 $9.988567 $10.689533 $11.219555 $10.000000	$13.385319 $11.129495 $13.092270 $10.122025 $9.988567 $10.689533 $11.219555	196,115.808 88,149.211 71,549.198 70,342.309 60,278.897 48,336.863 3,967.271	22,359.573 18,472.371 8,884.655 5,567.923 6,070.271 17,696.639 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747 $10.000000	$16.111407 $13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747	93,340.340 39,318.618 38,999.374 31,843.099 26,660.378 18,827.809 8,454.234	9,587.848 8,234.099 8,331.763 8,377.809 8,409.996 1,481.933 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.890270 $16.248869 $13.612683 $12.871210 $13.057295 $11.912701 $10.000000	$19.188967 $14.890270 $16.248869 $13.612683 $12.871210 $13.057295 $11.912701	85,285.672 74,277.297 82,747.174 84,361.938 71,779.179 48,597.327 5,426.899	31,135.761 10,753.668 15,896.521 8,726.561 9,406.280 25,555.544 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.481454 $16.115351 $13.618496 $12.394293 $12.834781 $12.330676 $10.000000	$16.301082 $13.481454 $16.115351 $13.618496 $12.394293 $12.834781 $12.330676	47,293.655 40,358.146 54,085.485 47,695.387 40,626.973 22,654.386 5,679.391	2,617.576 1,692.696 10,266.091 12,728.765 10,152.838 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.814369 $14.589162 $12.479053 $11.632854 $12.240598 $11.706687 $10.000000	$15.552603 $11.814369 $14.589162 $12.479053 $11.632854 $12.240598 $11.706687	12,178.859 14,975.965 17,816.527 15,630.870 19,247.083 19,252.996 4,447.118	0.000 0.000 0.000 0.000 0.000 6,583.318 0.000

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.378280 $12.437147 $11.012849 $10.596048 $10.962738 $10.649503 $10.000000	$12.882885 $11.378280 $12.437147 $11.012849 $10.596048 $10.962738 $10.649503	17,887.014 18,212.682 18,425.956 19,590.967 19,915.633 4,503.139 1,379.793	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2019 2018	$9.529288 $9.989152	$11.237863 $9.529288	0.000 0.000	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.825804 $11.336122 $10.770381 $9.539785 $10.154538 $9.984180 $10.000000	$12.112340 $10.825804 $11.336122 $10.770381 $9.539785 $10.154538 $9.984180	92,188.817 97,849.760 87,043.978 82,113.651 75,318.584 57,029.035 17,471.857	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.688039 $9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	44,357.706 59,318.080 66,403.404 46,527.727 89,228.355 95,314.411 210,089.217	3,028.085 4,487.857 17,074.924 17,411.343 93,021.377 3,831.224 12,285.588
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.279974 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.688039 $9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	39,235.669 76,151.667 38,744.328 111,829.738 110,429.233 0.000 0.000	0.000 30,183.509 0.000 27,645.527 25,493.778 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$10.325004 $11.169138 $9.925511 $9.501238 $9.999493	$11.940648 $10.325004 $11.169138 $9.925511 $9.501238	280,333.605 309,623.638 289,512.071 150,444.478 57,566.766	1,034.897 1,197.180 21,840.789 22,323.135 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563 $10.000000	$16.196364 $13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563	49,026.012 51,964.026 53,273.558 71,574.028 65,792.181 25,568.190 2,148.970	12,870.352 14,475.983 16,892.171 16,423.660 12,251.595 4,000.694 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876 $10.000000	$11.489912 $9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876	63,149.578 68,328.589 68,602.504 72,602.687 67,593.245 55,759.507 11,426.843	1,273.366 1,273.873 1,274.421 1,274.972 1,275.456 1,275.957 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422 $10.000000	$9.068905 $9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422	241,307.382 371,753.130 138,402.287 243,890.953 277,759.711 396,217.631 90,198.082	7,525.679 9,289.333 9,610.207 12,677.178 5,687.306 41,382.544 0.000

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock iShares Edge 40- Service Class(4) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.333435 $11.015175 $10.244944 $10.232148 $10.467068 $10.120413 $10.000000	$11.676033 $10.333435 $11.015175 $10.244944 $10.232148 $10.467068 $10.120413	139,324.450 177,263.903 190,864.801 203,889.737 205,005.248 133,988.797 61,980.123	35,601.458 34,295.643 31,935.192 33,079.269 11,119.765 9,747.559 0.000
TA BlackRock iShares Edge 50 - Service Class(5) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$10.718300 $11.213769 $10.122115 $9.998484	$12.209133 $10.718300 $11.213769 $10.122115	36,582.239 26,065.271 11,785.645 16,786.788	21,389.822 5,321.565 5,399.856 0.000
TA BlackRock iShares Edge 75 - Service Class(6) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.131714 $11.802212 $10.191125 $9.998484	$13.143623 $11.131714 $11.802212 $10.191125	85,780.631 57,233.182 780.474 0.000	7,756.354 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class(7) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.734128 $12.626893 $10.437566 $9.998484	$14.350328 $11.734128 $12.626893 $10.437566	5,289.885 3,002.573 2,444.320 0.000	0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.290391 $12.033520 $10.975426 $10.656801 $10.869310 $10.537980 $10.000000	$12.973240 $11.290391 $12.033520 $10.975426 $10.656801 $10.869310 $10.537980	647,260.287 688,437.717 726,297.875 817,126.762 742,044.014 646,604.816 214,649.401	32,246.913 32,688.101 34,977.546 40,850.734 32,297.872 26,566.895 11,340.714
TA International Growth - Service Class(8) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094 $10.000000	$12.399204 $9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094	85,053.668 82,844.833 105,458.135 98,735.657 96,008.022 71,917.815 22,044.900	2,730.060 2,998.780 20,484.185 15,848.513 14,528.836 553.167 523.863
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.080646 $13.334948 $11.636059 $11.383838 $11.582224 $10.941727 $10.000000	$15.636874 $13.080646 $13.334948 $11.636059 $11.383838 $11.582224 $10.941727	574,395.458 550,041.259 485,030.516 484,456.783 472,225.046 305,553.448 151,816.419	80,993.622 48,836.501 53,473.940 42,591.605 13,352.016 13,506.541 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490 $10.000000	$17.549404 $13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490	35,950.255 34,952.114 26,551.673 28,807.094 23,234.471 10,292.833 1,753.473	16,483.563 13,098.830 10,532.956 6,597.840 7,189.010 11,873.757 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.680627 $11.367789 $10.286836 $10.045997 $10.457830 $10.449437 $10.000000	$11.905511 $10.680627 $11.367789 $10.286836 $10.045997 $10.457830 $10.449437	288,950.886 317,218.005 330,610.480 215,068.562 204,440.725 100,902.847 54,400.588	15,792.986 13,737.539 11,568.420 18,674.231 21,906.547 11,831.855 1,153.454

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.349621 $14.089764 $11.539582 $11.107903 $11.560026 $11.495701 $10.000000	$15.258630 $12.349621 $14.089764 $11.539582 $11.107903 $11.560026 $11.495701	69,403.585 65,695.769 70,546.509 69,773.871 68,150.375 39,466.046 10,332.616	2,094.390 2,088.010 2,052.179 2,018.197 2,064.966 2,027.424 2,020.947
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.820934 $12.994188 $11.076736 $10.618972 $11.096827 $11.033969 $10.000000	$13.900601 $11.820934 $12.994188 $11.076736 $10.618972 $11.096827 $11.033969	1,087,174.359 1,254,318.619 1,360,098.213 1,111,646.403 892,504.923 649,493.804 322,040.388	111,546.503 112,789.927 123,435.984 124,429.338 85,400.703 86,361.056 25,615.689
TA JPMorgan Asset Allocation - Moderate - Service Class(8) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.242256 $12.100668 $10.614849 $10.272607 $10.730141 $10.652493 $10.000000	$12.821655 $11.242256 $12.100668 $10.614849 $10.272607 $10.730141 $10.652493	1,292,555.998 1,290,253.547 1,255,207.318 1,262,054.074 1,241,819.585 1,191,094.465 574,590.373	234,494.976 222,135.572 214,636.820 220,057.385 196,587.091 187,247.240 64,108.488
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.710708 $9.902089 $9.752899 $9.733985 $9.882637 $9.578442 $10.000000	$10.319609 $9.710708 $9.902089 $9.752899 $9.733985 $9.882637 $9.578442	222,907.686 276,258.178 199,467.303 181,510.166 122,096.810 77,361.468 36,806.110	21,868.119 20,923.723 22,429.833 22,248.021 22,838.395 17,669.545 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.272721 $16.596237 $13.992167 $12.826282 $13.112257 $11.719868 $10.000000	$19.593906 $15.272721 $16.596237 $13.992167 $12.826282 $13.112257 $11.719868	66,114.522 20,278.072 61,146.439 32,282.391 30,166.608 21,009.886 9,743.777	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.109647 $11.692134 $9.804695 $9.880917 $10.258883 $10.533491 $10.000000	$11.671903 $10.109647 $11.692134 $9.804695 $9.880917 $10.258883 $10.533491	395,750.072 462,641.404 514,389.712 540,456.270 532,227.237 288,975.249 121,399.558	17,570.207 8,819.172 8,625.567 11,252.536 11,123.569 9,521.307 5,713.512
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.431097 $15.566106 $14.008471 $12.486620 $13.104874 $11.609569 $10.000000	$16.612368 $13.431097 $15.566106 $14.008471 $12.486620 $13.104874 $11.609569	50,886.418 47,259.391 55,608.726 77,306.783 80,374.625 26,566.340 6,008.446	7,462.644 5,576.359 7,850.628 15,270.734 14,690.235 12,734.689 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.626160 $11.181991 $10.497339 $10.262666 $10.496420 $10.060561 $10.000000	$11.674180 $10.626160 $11.181991 $10.497339 $10.262666 $10.496420 $10.060561	466,363.730 494,944.299 529,573.797 611,146.504 597,510.595 379,177.812 205,582.055	37,568.371 39,026.442 39,501.185 43,460.649 47,763.893 46,725.205 18,426.011

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.550532 $11.117130 $10.251137 $10.512445 $10.935810 $10.268922 $10.000000	$12.020759 $10.550532 $11.117130 $10.251137 $10.512445 $10.935810 $10.268922	556,203.421 609,012.485 660,117.180 691,282.088 624,828.066 426,931.812 153,557.869	7,038.835 7,299.923 13,171.242 12,320.894 15,246.698 14,320.404 6,451.165
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.927153 $11.685266 $10.514106 $10.816840 $11.353665 $10.691252 $10.000000	$12.531992 $10.927153 $11.685266 $10.514106 $10.816840 $11.353665 $10.691252	434,485.976 477,793.963 543,594.986 670,552.391 618,824.904 375,317.508 152,318.000	13,332.057 13,745.677 21,682.292 26,055.595 26,185.285 18,833.699 4,682.708
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2019 2018	$8.934715 $9.969672	$10.261817 $8.934715	6,870.142 0.000	0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2019 2018 2017	$11.434824 $11.737982 $11.250710	$12.902530 $11.434824 $11.737982	8,111.583 7,878.795 0.000	5,972.835 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037 $10.000000	$12.482176 $10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037	1,647,535.479 1,742,109.278 1,855,420.354 1,882,202.749 1,933,811.807 1,381,841.447 493,178.589	146,818.514 202,062.266 217,907.939 204,974.696 218,155.709 137,249.126 11,578.948
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.831987 $11.446976 $10.501545 $10.278238 $10.542635 $10.204584 $10.000000	$11.929769 $10.831987 $11.446976 $10.501545 $10.278238 $10.542635 $10.204584	263,902.063 302,848.007 352,358.794 435,801.824 434,904.196 341,982.745 149,500.111	13,062.178 13,217.254 13,368.483 19,385.552 21,835.704 24,707.544 7,587.017
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $0.933258 $10.000000	$13.493807 $11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $10.933258	892,370.635 1,012,951.316 1,156,245.343 1,263,569.815 1,282,251.974 1,124,097.518 526,666.776	190,243.779 220,012.470 232,664.851 349,166.994 393,437.249 474,131.875 309,942.162
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.610398 $12.160266 $11.180007 $10.933243 $11.510485 $10.852328 $10.000000	$13.515343 $11.610398 $12.160266 $11.180007 $10.933243 $11.510485 $10.852328	382,289.754 405,349.060 434,165.330 498,316.360 483,794.985 419,353.970 176,352.356	3,501.456 22,027.218 12,428.208 16,820.597 16,732.627 17,503.478 5,103.611
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$21.728946 $20.798532 $14.787467 $15.449590 $14.121087 $13.597759 $10.000000	$26.337251 $21.728946 $20.798532 $14.787467 $15.449590 $14.121087 $13.597759	120,181.238 22,724.001 30,630.141 30,192.931 22,164.920 17,616.386 2,073.137	7,072.453 1,152.282 1,319.836 1,471.965 750.608 826.178 879.797

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010 $10.000000	$12.379822 $10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010	152,152.519 186,040.575 224,722.383 186,312.011 118,330.320 55,897.666 7,586.979	18,658.689 15,438.745 19,417.068 16,223.661 15,368.222 19,367.446 0.000
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.250812 $10.217721 $9.251011 $9.388423 $9.902841 $9.998480	$10.417064 $9.250812 $10.217721 $9.251011 $9.388423 $9.902841	265,394.557 285,844.260 279,707.770 220,112.383 152,554.505 7,071.562	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$9.250812 $10.217721 $9.251011 $9.388423 $10.228890	$10.417064 $9.250812 $10.217721 $9.251011 $9.388423	N/A	5,129.019 2,582.734 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3)(12) Subaccount inception date May 1, 2017	2019 2018 2017	$9.247703 $11.001403 $9.998356	$10.977308 $9.247703 $11.001403	15,310.837 3,478.298 0.000	0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.838510 $13.610835 $12.181103 $11.527559 $11.750201 $10.832406 $10.000000	$15.312401 $12.838510 $13.610835 $12.181103 $11.527559 $11.750201 $10.832406	339,830.745 282,333.077 349,205.675 210,887.523 47,375.614 16,397.468 10,051.989	4,332.354 4,396.811 4,461.497 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.961331 $11.999615 $10.909723 $10.545529 $11.023068 $10.413369 $10.000000	$12.877603 $10.961331 $11.999615 $10.909723 $10.545529 $11.023068 $10.413369	355,070.473 378,790.062 402,150.157 360,410.492 312,284.902 277,947.180 85,136.975	6,324.916 6,415.735 12,942.362 13,789.068 20,353.834 23,754.796 10,343.226
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.821292 $11.622702 $10.724327 $10.406055 $10.825170 $10.142494 $10.000000	$12.488979 $10.821292 $11.622702 $10.724327 $10.406055 $10.825170 $10.142494	132,027.231 141,876.713 148,949.678 166,367.544 158,176.841 77,364.845 28,996.096	16,486.520 16,970.013 17,298.065 17,531.828 12,514.219 10,995.668 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.210279 $12.371124 $10.974285 $10.659382 $11.247124 $10.768556 $10.000000	$13.376985 $11.210279 $12.371124 $10.974285 $10.659382 $11.247124 $10.768556	291,096.083 311,037.938 337,958.073 385,794.852 355,011.373 184,636.573 81,578.800	9,539.012 13,575.450 13,684.960 17,863.044 9,850.662 4,362.675 2,338.169
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.610570 $9.891823 $9.628744 $9.571222 $9.699736 $9.469916 $10.000000	$10.209749 $9.610570 $9.891823 $9.628744 $9.571222 $9.699736 $9.469916	249,133.038 257,500.183 306,344.622 331,994.542 256,226.179 189,805.930 101,190.096	79,174.246 81,407.327 81,506.489 90,297.440 54,207.755 51,072.335 9,257.141

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$8.558965 $8.856581 $8.747617 $8.584091 $9.002487 $8.870906 $10.000000	$9.091215 $8.558965 $8.856581 $8.747617 $8.584091 $9.002487 $8.870906	112,789.722 120,428.398 123,203.717 113,674.059 107,995.743 86,578.965 112,955.236	35,219.211 32,581.053 26,874.834 23,719.117 20,470.668 20,321.950 6,885.940
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.421685 $10.933258 $9.970486 $9.894194 $10.322630 $10.149364 $10.000000	$11.379996 $10.421685 $10.933258 $9.970486 $9.894194 $10.322630 $10.149364	143,104.509 153,373.655 164,450.778 186,675.566 163,020.741 121,293.408 68,183.031	17,619.661 17,645.225 17,867.282 18,115.055 18,056.313 18,089.026 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.900128 $11.807517 $9.997379 $9.987134 $10.884932 $10.741760 $10.000000	$11.915406 $10.900128 $11.807517 $9.997379 $9.987134 $10.884932 $10.741760	485,422.390 516,020.850 569,422.832 681,736.758 644,693.354 438,730.559 181,462.867	34,710.965 34,338.957 28,920.603 35,027.533 37,930.233 39,976.124 14,012.207
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.630273 $11.300987 $9.971254 $9.939946 $10.577994 $10.399412 $10.000000	$11.596785 $10.630273 $11.300987 $9.971254 $9.939946 $10.577994 $10.399412	866,631.845 921,331.299 955,205.891 953,081.447 980,712.262 830,633.242 261,775.976	33,628.884 35,004.466 46,691.849 72,758.748 75,759.598 70,449.193 20,302.256
TA S&P 500 Index - Service Class(3)(13) Subaccount inception date May 1, 2017	2019 2018 2017	$10.400580 $11.169170 $9.998356	$13.344716 $10.400580 $11.169170	12,562.704 16.115 0.000	0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.875451 $15.997875 $14.138380 $11.921370 $12.485262 $12.120421 $10.000000	$17.018355 $13.875451 $15.997875 $14.138380 $11.921370 $12.485262 $12.120421	91,182.422 33,010.342 37,508.160 41,587.288 44,061.410 20,777.098 8,039.206	11,345.615 5,280.195 6,465.922 6,804.281 6,649.604 4,270.387 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738 $10.000000	$20.730180 $15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738	99,183.641 92,527.525 97,423.969 98,804.639 87,568.387 56,661.441 8,070.959	8,619.976 8,677.372 11,252.919 11,633.314 10,526.726 6,878.443 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892 $10.000000	$12.070258 $10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892	19,933.892 14,964.422 12,678.073 12,670.888 8,997.585 5,841.191 0.000	656.392 647.598 586.342 570.623 552.408 548.753 514.886
TA WMC US Growth - Service Class(14) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.971369 $17.295930 $13.671914 $13.581429 $12.977138 $11.927318 $10.000000	$23.271065 $16.971369 $17.295930 $13.671914 $13.581429 $12.977138 $11.927318	83,017.909 63,603.272 72,430.466 70,976.762 59,368.306 40,316.323 3,649.583	10,317.983 9,556.439 12,748.571 13,370.947 13,615.598 0.000 0.000

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082 $10.000000	$14.051949 $12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082	25,630.985 8,661.381 3,093.602 3,173.549 3,854.136 5,712.878 2,961.832	0.000 521.013 3,680.711 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655 $10.000000	$18.639081 $15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655	14,228.254 12,809.853 13,184.772 13,222.252 11,596.999 7,292.741 5,060.065	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807 $10.000000	$15.777009 $13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807	37,440.655 34,445.996 34,010.840 39,097.399 42,887.643 27,674.658 5,460.791	14,997.727 12,229.350 6,815.823 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853 $10.000000	$10.510874 $9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853	206,180.801 237,841.097 238,908.838 227,990.382 173,890.808 144,000.792 20,894.979	5,416.468 15,342.513 15,524.294 9,326.981 9,318.354 5,769.458 4,937.603
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889 $10.000000	$22.532546 $17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889	56,848.387 60,208.470 54,336.456 21,217.469 19,646.958 16,705.093 5,605.280	14,835.379 6,468.324 6,905.184 7,052.161 2,808.820 2,911.497 2,109.894
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942 $10.000000	$20.298990 $16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942	83,141.423 73,024.892 64,962.235 47,054.070 53,371.657 25,761.866 2,342.830	19,318.673 7,301.310 10,348.269 10,603.031 6,533.750 3,655.888 1,063.820
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813 $10.000000	$13.701222 $11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813	45,565.122 37,807.979 39,335.395 28,857.342 37,311.146 13,850.687 4,393.718	1,324.973 2,168.816 8,385.552 2,999.251 2,783.824 2,593.533 1,087.418
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651 $10.000000	$16.491649 $13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651	41,666.095 40,059.287 38,107.213 36,287.441 38,368.522 27,202.761 787.780	1,638.392 1,432.214 1,432.321 1,432.437 1,432.564 0.000 0.000

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572 $10.000000	$19.641824 $15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572	137,603.515 133,084.497 93,246.998 59,810.170 70,207.323 40,929.381 2,648.529	27,412.331 2,881.792 1,297.925 1,298.030 1,298.145 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.751449 $16.380325 $13.794257 $12.510483 $12.909861 $12.359513 $10.000000	$16.685794 $13.751449 $16.380325 $13.794257 $12.510483 $12.909862 $12.359513	43,314.260 44,067.918 46,315.041 31,514.374 27,524.821 17,024.895 6,157.133	5,262.524 5,369.123 5,501.256 5,721.750 1,297.454 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088 $10.000000	$15.919693 $12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088	37,163.543 21,570.485 30,678.264 20,872.593 7,672.671 2,322.768 329.048	2,730.398 2,730.600 2,730.803 2,731.025 2,731.268 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440 $10.000000	$13.186905 $11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440	4,435.545 3,015.191 1,730.254 1,742.727 8,158.155 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2019 2018	$9.551691 $9.989248	$11.303756 $9.551691	0.000 0.000	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569 $10.000000	$12.398207 $11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569	371,815.304 389,597.441 431,693.686 420,200.431 424,777.954 359,921.125 159,376.034	3,961.250 949.330 79.698 232.717 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	140,123.610 122,609.345 117,188.042 119,606.397 132,788.810 97,541.816 64,588.028	3,009.782 6,206.619 3,473.520 31,106.091 175,241.105 556.768 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$10.458472 $11.273779 $9.983636 $9.523565 $9.999589	$12.137363 $10.458472 $11.273779 $9.983636 $9.523565	395,874.109 407,048.726 381,265.229 294,753.096 154,755.213	50,340.535 53,818.759 57,359.617 19,169.112 0.000

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659 $10.000000	$16.578603 $13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659	42,679.453 36,898.980 41,611.943 28,400.164 17,505.163 26,922.556 1,618.992	3,411.390 2,990.860 2,911.231 2,923.173 3,037.201 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335 $10.000000	$11.761133 $9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335	28,924.423 21,511.326 44,072.056 45,051.426 37,615.367 12,732.147 2,807.881	3,139.797 2,992.100 4,956.654 4,773.092 2,628.568 1,651.335 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559 $10.000000	$9.282960 $9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559	388,180.208 319,762.042 371,678.899 439,922.723 280,150.191 225,841.736 165,630.010	3,554.013 47,201.636 11,458.893 11,479.840 14,445.096 47,232.910 5,372.471
TA BlackRock iShares Edge 40- Service Class(4) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110 $10.000000	$11.951619 $10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110	127,889.864 159,894.351 170,274.903 164,638.220 150,120.668 77,646.183 43,283.804	1,077.401 4,932.164 1,103.337 1,699.395 1,713.314 1,139.108 0.000
TA BlackRock iShares Edge 50 - Service Class(5) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$10.823311 $11.283871 $10.149951 $9.998771	$12.371941 $10.823311 $11.283871 $10.149951	83,931.233 62,022.899 32,420.703 21,045.597	477.870 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class(6) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.240798 $11.875999 $10.219150 $9.998771	$13.318919 $11.240798 $11.875999 $10.219150	58,015.512 18,688.422 1,240.431 789.832	893.245 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class(7) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.849103 $12.705812 $10.466249 $9.998771	$14.541701 $11.849103 $12.705812 $10.466249	6,236.814 2,247.651 2,132.642 0.000	0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653 $10.000000	$13.279432 $11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653	703,085.848 833,298.054 871,291.431 896,637.676 791,918.911 575,485.283 182,959.852	28,427.401 28,934.300 29,086.178 32,393.126 30,150.214 38,773.744 20,631.907
TA International Growth - Service Class(8) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015 $10.000000	$12.691851 $10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015	32,219.004 41,396.599 35,619.694 27,792.406 19,272.819 14,411.718 902.411	2,903.851 2,576.352 2,427.929 2,544.300 2,289.919 0.000 0.000

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341 $10.000000	$16.005890 $13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341	795,115.757 793,210.215 609,016.808 564,688.514 549,245.018 293,151.516 136,034.029	138,011.222 126,868.705 147,879.806 124,834.748 67,018.505 7,893.999 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215 $10.000000	$17.963577 $13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215	49,142.391 19,463.535 16,661.669 7,348.457 3,851.557 1,233.186 2,596.771	796.664 874,493 896.758 919.705 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.894537 $11.554742 $10.419628 $10.140218 $10.519054 $10.473903 $10.000000	$12.186495 $10.894537 $11.554742 $10.419628 $10.140218 $10.519054 $10.473903	554,454.666 577,365.333 510,701.495 274,089.829 298,760.640 221,121.841 114,533.582	11,324.373 14,733.341 10,746.585 6,444.371 6,446.225 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.596995 $14.321488 $11.688562 $11.212077 $11.627700 $11.522602 $10.000000	$15.618803 $12.596995 $14.321488 $11.688562 $11.212077 $11.627700 $11.522602	13,882.080 17,711.932 17,580.110 12,850.680 13,999.512 8,897.914 5,858.719	1,650.515 1,784.451 2,045.456 2,222.094 2,354.765 2,548.395 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.057698 $13.207882 $11.219717 $10.718558 $11.161786 $11.059804 $10.000000	$14.228679 $12.057698 $13.207882 $11.219717 $10.718558 $11,161786 $11.059804	750,824.394 839,321.800 848,455.881 734,739.428 663,103.276 473,947.903 175,051.481	85,894.947 89,857.156 47,629.013 35,200.153 47,077.128 21,954.236 3,902.179
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.467421 $12.299669 $10.751867 $10.368927 $10.792938 $10.677437 $10.000000	$13.124268 $11.467421 $12.299669 $10.751867 $10.368927 $10.792938 $10.677437	1,678,116.959 1,755,365.927 1,738,123.588 1,753,022.352 1,750,782.475 1,553,880.178 580,743.752	24,139.907 25,325.776 26,381.264 27,975.783 28,690.952 29,312.407 15,506.739
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.905232 $10.064979 $9.878813 $9.825274 $9.940491 $9.600889 $10.000000	$10.563219 $9.905232 $10.064979 $9.878813 $9.825274 $9.940491 $9.600889	201,287.526 190,603.370 168,874.265 185,331.545 107,436.937 76,749.293 27,513.051	8,653.018 12,638.754 8,634.775 10,658.494 8,927.230 4,244.782 262.195
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303 $10.000000	$20.056322 $15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303	25,850.524 27,847.775 40,778.028 25,731.864 8,182.746 2,074.721 0.000	2,379.955 690.604 708.188 726.310 0.000 0.000 0.000

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.312182 $11.884454 $9.931274 $9.973576 $10.318920 $10.558141 $10.000000	$11.947448 $10.312182 $11.884454 $9.931274 $9.973576 $10.318920 $10.558141	405,952.607 416,424.379 389,043.335 381,742.680 381,359.339 221,985.373 98,470.425	32,085.768 33,581.250 34,206.179 31,909.961 36,002.009 17,780.847 3,107.740
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728 $10.000000	$17.004433 $13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728	65,072.853 47,760.143 52,457.626 46,504.640 27,815.391 20,951.676 2,471.024	1,050.105 1,036.612 2,363.501 2,372.616 2,318.462 2,384.885 1,069.548
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.839008 $11.365915 $10.632847 $10.358900 $10.557858 $10.084125 $10.000000	$11.949729 $10.839008 $11.365915 $10.632847 $10.358900 $10.557858 $10.084125	593,992.048 634,847.724 715,327.131 671,159.966 551,226.440 297,449.461 152,872.006	82,802.457 87,776.340 83,382.788 84,776.266 79,092.881 51,744.671 6,663.723
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971 $10.000000	$12.304477 $10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971	705,884.188 803,628.509 952,440.034 945,729.337 873,993.923 533,914.082 262,180.810	27,510.248 27,970.489 28,509.324 68,998.581 69,468.896 61,442.162 1,312.603
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280 $10.000000	$12.827766 $11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280	373,863.638 417,954.468 477,235.037 579,628.401 546,489.290 251,893.282 68,616.863	39,920.090 41,984.283 43,285.011 42,457.527 42,866.914 15,107.729 0.000
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2019 2018	$8.955738 $9.969768	$10.322009 $8.955738	5,002.252 2,846.832	319.971 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2019 2018 2017	$11.663820 $11.930999 $11.412629	$13.207033 $11.663820 $11.930999	21,968.099 7,653.788 5,509.966	20,890.484 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507 $10.000000	$12.776792 $11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507	1,891,647.720 2,070,176.737 2,240,288.582 2,332,844.715 2,328,082.359 1,646,991.494 405,855.260	166,472.609 173,224.759 176,387.101 171,863.094 167,053.855 78,713.321 2,193.374
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484 $10.000000	$12.211357 $11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484	429,639.056 461,273.498 480,979.293 526,017.691 539,455.465 428,411.367 298,286.411	22,515.671 27,432.886 18,902.420 21,139.483 22,285.762 16,455.516 15,489.309

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846 $10.000000	$13.812289 $11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846	1,096,510.819 1,194,602.263 1,441,118.080 1,544,060.322 1,570,746.346 1,260,467.572 386,346.006	99,979.970 103,878.553 128,916.055 146,194.092 151,303.992 92,786.203 28,550.047
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.842928 $12.360245 $11.324315 $11.035764 $11.577846 $10.877738 $10.000000	$13.834310 $11.842928 $12.360245 $11.324315 $11.035764 $11.577846 $10.877738	258,682.004 311,900.126 356,824.487 405,524.681 359,257.297 290,232.767 89,652.002	786.164 844.828 907.464 1,514.309 14,128.861 2,986.240 260.599
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550 $10.000000	$26.958784 $22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550	113,413.967 45,079.751 43,456.991 24,736.536 32,460.757 15,492.823 13,726.551	567.445 638.995 2,800.420 3,019.165 2,341.804 2,463.820 0.000
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977 $10.000000	$12.672017 $10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977	167,131.319 186,919.169 237,583.134 207,182.216 94,909.792 34,490.769 5,947.822	28,487.932 31,195.938 35,802.583 14,400.859 3,458.811 0.000 0.000
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.386058 $10.330687 $9.320727 $9.426201 $9.907970 $9.998767	$10.606383 $9.386058 $10.330687 $9.320727 $9.426201 $9.907970	325,616.904 316,319.555 335,378.777 302,019.777 204,704.722 208.956	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$9.386058 $10.330687 $9.320727 $9.426201 $10.246046	$10.606383 $9.386058 $10.330687 $9.320727 $9.426201	N/A	1,790.514 1,952.808 2,048.699 2,976.118 1,100.787
TA MSCI EAFE Index - Service Class(3)(12) Subaccount inception date May 1, 2017	2019 2018 2017	$9.302137 $11.027259 $9.998644	$11.080598 $9.302137 $11.027259	31,765.158 2,726.758 2,588.963	302.960 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.095629 $13.834654 $12.338317 $11.635637 $11.818958 $10.857766 $10.000000	$15.673777 $13.095629 $13.834654 $12.338317 $11.635637 $11.818958 $10.857766	429,709.724 434,383.501 497,260.562 216,723.254 42,572.329 8,176.799 624.471	100,358.618 105,469.691 123,487.282 108,821.329 17,644.862 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749 $10.000000	$13.181539 $11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749	345,294.649 372,977.530 431,652.622 462,335.315 431,214.773 321,799.270 82,776.931	38,229.057 40,463.829 41,372.761 41,785.613 35,565.096 33,245.659 4,630.669

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237 $10.000000	$12.783697 $11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237	216,535.405 260,311.904 299,824.084 360,843.462 336,818.586 106,443.342 28,507.539	45,326.814 11,753.895 12,193.171 19,378.255 6,687.646 5,559.718 5,596.475
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759 $10.000000	$13.692713 $11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759	301,306.405 311,024.304 330,042.143 365,568.926 332,175.236 175,250.569 71,227.478	47,735.756 49,682.245 50,875.500 47,096.518 34,320.763 4,152.226 1,027.060
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111 $10.000000	$10.450712 $9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111	399,606.564 387,057.423 419,575.612 400,252.985 343,365.880 199,029.260 51,271.286	11,082.465 11,187.320 11,183.893 15,230.371 13,091.647 1,600.884 265.059
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705 $10.000000	$9.305793 $8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705	172,790.555 185,603.462 191,373.392 207,140.394 187,472.048 74,383.514 19,115.452	11,483.141 11,674.206 10,121.384 10,504.752 10,660.721 5,109.053 279.969
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136 $10.000000	$11.648630 $10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136	192,356.759 237,908.754 252,997.880 286,824.907 246,177.585 153,383.211 52,488.177	2,455.548 6,296.194 2,530.572 2,585.567 2,649.666 1,859.273 377.148
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901 $10.000000	$12.196651 $11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901	426,360.435 450,983.960 532,905.151 543,987.752 540,104.273 416,605.109 132,560.522	71,468.175 75,951.305 77,397.638 66,037.489 59,036.437 73,431.287 12,321.160
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761 $10.000000	$11.870494 $10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761	703,564.158 804,451.551 846,649.862 891,431.770 889,317.117 792,280.900 380,104.083	49,260.285 52,230.421 53,674.933 41,817.755 42,527.308 39,215.668 4,700.921
TA S&P 500 Index - Service Class(3)(13) Subaccount inception date May 1, 2017	2019 2018 2017	$10.461768 $11.195411 $9.998644	$13.470249 $10.461768 $11.195411	58,958.717 2,305.946 0.000	17,945.208 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774 $10.000000	$17.420053 $14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774	33,526.284 26,914.912 26,421.836 29,713.242 45,127.295 12,120.022 0.000	18,808.042 3,466.286 3,532.750 3,825.711 2,969.807 0.000 0.000

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763 $10.000000	$21.219453 $16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763	79,573.156 42,137.016 41,242.313 26,886.634 24,179.915 17,924.395 11,818.614	1,036.665 909.260 2,198.529 2,196.281 2,158.403 2,306.665 981.351
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128 $10.000000	$12.355179 $10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128	16,696.391 8,983.986 9,508.325 8,608.636 29,318.727 1,195.579 0.000	833.294 921.801 945.270 969.459 0.000 0.000 0.000
TA WMC US Growth - Service Class(14) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227 $10.000000	$23.820192 $17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227	39,464.180 12,596.840 9,501.141 9,148.504 10,689.182 4,947.493 0.000	4,498.414 4,678.445 6,115.150 6,318.613 1,306.023 1,361.806 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective November 1, 2019, Transamerica BlackRock Smart Beta 40 VP was renamed Transamerica BlackRock iShares Edge 40 VP.
(5)	Effective November 1, 2019, Transamerica BlackRock Smart Beta 50 VP was renamed Transamerica BlackRock iShares Edge 50 VP.
(6)	Effective November 1, 2019, Transamerica BlackRock Smart Beta 75 VP was renamed Transamerica BlackRock iShares Edge 75 VP.
(7)	Effective November 1, 2019, Transamerica BlackRock Equity Smart Beta 100 VP was renamed Transamerica BlackRock iShares Edge 100 VP.
(8)	Effective May 1, 2020, Transamerica Greystone International Growth VP was renamed Transamerica International Growth VP.
(9)	Effective November 1, 2019, TA Jennison Growth was merged into TA Morgan Stanley Capital Growth.
(10)	Effective May 1, 2020, Transamerica BlackRock Global Allocation VP was renamed Transamerica Morgan Stanley Global Allocation VP.
(11)	Effective May 1, 2020, Transamerica BlackRock Global Allocation Managed Risk – Balanced VP was renamed Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP.
(12)	Effective May 1, 2020, Transamerica International Equity Index VP was renamed Transamerica MSCI EAFE Index VP.
(13)	Effective May 1, 2020, Transamerica U.S. Equity Index VP was renamed Transamerica S&P 500 Index VP.
(14)	Effective November 1, 2019, Transamerica Torray Concentrated Growth VP was merged into Transamerica WMC US Growth VP.

APPENDIX
Excess Interest Adjustment Examples
Surrenders, withdrawals, transfers, death benefits and amounts applied to an annuity option, from a guaranteed period option of the Fixed Account before the end of its guaranteed period (the number of years You specified the money would remain in the guaranteed period option) may be subject to an Excess Interest Adjustment (“EIA”). If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value. However, if the guaranteed interest rate set by us for the applicable period has fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value.
Excess Interest Adjustments will not reduce the adjusted Policy Value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior withdrawals and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the Excess Interest Adjustment floor.
The formula that will be used to determine the Excess Interest Adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the Excess Interest Adjustment.
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	Multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 3%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current Rate = 8.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of Policy Year 2
Summary:
Policy Value at middle of Policy Year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of Excess Interest Adjustment	= 4,181.21
Amount subject to Excess Interest Adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess Interest Adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess Interest Adjustment S*(G-C)*(M/12) where:	G = .055 C = .085 M = 42 = 50,000.00 * (0.055 * 0.085) * (42/12)
= -5,250.00, but Excess Interest Adjustment cannot cause the adjusted Policy Value to fall below the Excess Interest Adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted Policy Value = Policy Value + Excess Interest Adjustment	= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (Adjusted Policy Value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current Rate = 4.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of Policy Year 2
Summary:
Policy Value at middle of Policy Year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of Excess Interest Adjustment	= 4,181.21
Amount subject to Excess Interest Adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess Interest Adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess Interest Adjustment S* (G-C)* (M/12) where:	G = .055 C = .045 M = 42 = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted Policy Value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of Your state. For the purpose of these illustrations no surrender charges are assumed.

Excess Interest Adjustment Examples — (Continued)
On a withdrawal, we will pay the policyholder the full amount of withdrawal requested (as long as the Policy Value is sufficient). Amounts withdrawn will reduce the Policy Value by an amount equal to:
R - E + SC
R	=	the requested withdrawal;
E	=	the Excess Interest Adjustment; and
SC	=	the surrender charges on (EPW - E): where
EPW	=	the excess partial withdrawal amount.
Example 3 (Withdrawal, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current rate = 6.5% per annum
Withdrawal of $20,000 in the middle of Policy Year 2
Summary:
Policy Value at middle of Policy Year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of Excess Interest Adjustment	= 4,181.21
Excess Interest Adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .065 M = 42 = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining Policy Value at middle of Policy Year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55
Example 4 (Partial Withdrawal, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current rate = 4.5% per annum
Partial Withdrawal of $20,000 in the middle of Policy Year 2
Summary:
Policy Value at middle of Policy Year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of Excess Interest Adjustment	= 4,181.21
Excess Interest Adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .045 M = 42 = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining Policy Value at middle of Policy Year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87

APPENDIX
Death Benefit
Adjusted Withdrawals. If You take a withdrawal, then Your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between Your Death Proceeds and Policy Value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the Death Proceeds immediately prior to the withdrawal divided by the Policy Value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = Death Proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = Policy Value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = Cash Value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and Policy Value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in Policy Value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New Policy Value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the Policy Value because the guaranteed minimum death benefit was greater than the Policy Value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in Policy Value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New Policy Value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and Policy Value are reduced by the same amount because the Policy Value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole Owner and Annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.

APPENDIX
ADDITIONAL DEATH DISTRIBUTIONSM RIDER
The following example illustrates the Additional Death DistributionSM additional death benefit payable by this rider as well as the effect of a withdrawal on the Additional Death DistributionSM benefit amount. The Annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy Value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross withdrawals after the rider date = $30,000
Policy Value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (Policy Value on date of surrender – Policy Value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy Value on the date of death benefit calculations:	$175,000
Rider earnings (= Policy Value on date of death benefit calculations – Policy Value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy Value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross withdrawals after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy Value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= Policy Value on date of death benefit calculations – Policy Value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+SM RIDER
Assume the Additional Death Distribution+SM rider is added to a new policy opened with $100,000 initial premium payment. The Annuitant is less than age 70 on the rider date. On the first and second rider anniversaries, the Policy Value is $110,000 and $95,000 respectively when the rider fees are deducted. The Annuitant adds a $25,000 premium payment in the 3rd rider year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the Death Proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial Policy Value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * Policy Value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * Policy Value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total Death Proceeds in 5th rider year (= base policy Death Proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00

APPENDIX
GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Guaranteed Principal SolutionSM rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross withdrawal;
B	is the policy value immediately prior to the gross withdrawal; and
C	is the guaranteed future value immediately prior to the gross withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross withdrawal amount; and

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.   The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX
PAM METHOD TRANSFERS
To make the Guaranteed Principal SolutionSM rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model. For further clarification on how PAM works, see Portfolio Allocation Method in the body of the prospectus.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation and threshold amounts, transfers into or out of the PAM Subaccount may occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount may occur based on the transfer threshold amounts.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Guaranteed Principal SolutionSM rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
♦	The FIXED ACCOUNT TRANSFER THRESHOLD (FATT) is the percentage that the Guarantee Ratio must be below before any of the policy value can be transferred to the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.

PAM METHOD TRANSFERS — (Continued)
♦	The SEPARATE ACCOUNT TRANSFER THRESHOLD (SATT) is the percentage that the Guarantee Ratio must exceed before any of the policy value can be transferred from the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 95%
SATT =105%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.004509))
X = 36.7235%
Therefore, 36.7235% of the policy value is transferred to the PAM Subaccount since the guarantee ratio (90%) is less than the FATT (95%), resulting in a total transfer of $33,051.15.
Day 2: Policy Value Recovers to 99% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $99,000 producing a guarantee ratio of 99% ($99,000/$100,000). We will also assume:
Rate = 2%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5% (G last transfer *.95) = (.9*.95)
SATT = 94.5% (G last transfer *1.05) = (.9*1.05)
PAM Subaccount Value = $33,051.15
Value in other investment options = $65,948.85 ($99,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $99,000 = 33.3850%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.99)+(.02 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= -.005376
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(-0.005376))
X = 37.0143%
Although the GR is greater than the SATT, since the percentage required in the PAM Subaccount (37.0143%) is greater than the amount allocated to the PAM Subaccount (33.3850%), none of the policy value will be transferred to the PAM Subaccount. Consequently, the amount in the PAM Subaccount will remain $33,051.15 and the FATT and SATT will not recalculate.
Day 3: Policy Value Recovers to 105% of Initial Value after the increase to 99% of Initial Value

PAM METHOD TRANSFERS — (Continued)
For purposes of this example we will assume that after the policy value recovered further the next to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5%
SATT = 94.5%
PAM Subaccount Value = $33,051.15
Value in other investment options = $71,948.85 ($105,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $105,000 = 31.4773%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= .329488
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.329488))
X = 27.3394%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 27.3394% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%. Because the policy value is greater than or equal to the value of the guarantee, and there is no current need for any policy value to be allocated to the PAM Subaccount.

APPENDIX
Guaranteed Lifetime Withdrawal Benefit - Transamerica Income EdgeSM rider – REBALANCING EXAMPLES
The following demonstrates, on a purely hypothetical basis, the rebalancing mechanics of this Guaranteed Lifetime Withdrawal Benefit. The investment restrictions, rider fee percentages and withdrawal percentages for Your rider may vary from the percentages used below.
Rebalancing Examples
The following examples assume the initial premium allocations listed in the table below, which we assume satisfy the premium investment requirements provided in the Rate Sheet Prospectus Supplement.
Investment Option Allocations:	Initial Premium Allocations	Initial Premium Allocation Percentages
Stable Account	$ 20,000	20%
Select Investment Option Fund A	$ 13,000	13%
Select Investment Option Fund B	$ 13,000	13%
Select Investment Option Fund C	$ 4,000	4%
Total Select Investment Options	$ 30,000	30%
Flexible Investment Option Fund A	$ 14,000	14%
Flexible Investment Option Fund B	$ 14,000	14%
Flexible Investment Option Fund C	$ 22,000	22%
Total Flexible Investment Options	$ 50,000	50%
Total Investments	$100,000	100%
Example 1: Calculation at rider issue for the rebalance allocations:
The Stable Account portion of the Policy Value is not included in the quarterly Rebalance, therefore the rebalancing allocation percentages are calculated by multiplying the initial premium allocation percentages for the Select Investment Options and Flexible Investment Options by a ratio. The ratio is calculated by taking 100%, divided by 100% less the Stable Account premium allocation percentage. The ratio for this example would be 100% / (100% - 20%) = 1.25.
Investment Option Allocations:	Initial Allocations	Initial Allocation Percentages	Rebalancing Allocation Percentages
Stable Account	$ 20,000	20%	N/A
Total Select Investment Options	$ 30,000	30%	37.5%
Total Flexible Investment Options	$ 50,000	50%	62.5%
Total Investments	$100,000	100%	100%
Whole percentages are required for the rebalancing percentages and must sum up to equal 100%. To satisfy this requirement and ensure the rebalancing allocation requirement is met for each of the investment options, the sum of the Select Investment Options rebalancing percentage is rounded to the nearest whole percent (hereafter referred to as Select Rebalance Total) but no less than the minimum allocation for rebalance. The Select Rebalance Total is deducted from 100% to get the Total Flexible Investment Options rebalancing percentage (hereafter referred to as Flexible Rebalance Total). The Select Rebalance Total and Flexible Rebalance Total percentages are the end result which will be achieved by the quarterly Rebalance.

Guaranteed Lifetime Withdrawal Benefit - Transamerica Income EdgeSM rider –
REBALANCING EXAMPLES — (Continued)
Table 1:
Investment Option Allocations:	Unrounded Rebalancing Percentages	Rounded Rebalancing Percentages
Stable Account	N/A	N/A
Total Select Investment Options	37.5%	38% (1)
Total Flexible Investment Options	62.5%	62% (2)
Total Investments	100%	100%
(1)Select Rebalance Total
(2)Flexible Rebalance Total
We apply the same ratio and rounding to each individual investment option chosen and sum up the total Select and total Flexible Investment Options separately. The totals are compared to Select Rebalance Total and Flexible Rebalance Total to determine where any adjustments need to be made. In the example below, adjustments will need to be made to the Select Investment Options to bring the total percentage up to 38% and the Flexible Investment Options down to 62%, per the result from Table 1.
Table 2:
Investment Option Allocations:	Initial Allocations	Initial Percentages	Rebalancing Percentages
Stable Account	$ 20,000	20%	N/A
Select Investment Option Fund A	$ 13,000	13%	16%
Select Investment Option Fund B	$ 13,000	13%	16%
Select Investment Option Fund C	$ 4,000	4%	5%
Total Select Investment Options	$ 30,000	30%	37%
Flexible Investment Option Fund A	$ 14,000	14%	18%
Flexible Investment Option Fund B	$ 14,000	14%	18%
Flexible Investment Option Fund C	$ 22,000	22%	28%
Total Flexible Investment Options	$ 50,000	50%	64%
Total Investments	$100,000	100%	101%
To get the total Select Investment Options rebalancing percent to equal 38%, we must add 1% to one of the funds. Any adjustments will first be made equally to the fund(s) with the greatest allocation. If there are multiple funds with the greatest allocation and the adjustments cannot be divided equally, we will adjust in alphabetical order the fund(s) with the greatest allocation. In the example below, we made the adjustment to the Select Investment Option Fund A.
To get the total Flexible Investment Options rebalancing percent to equal 62%, we must subtract 2% from one or more funds. Since there is only one fund with the greatest allocation, we have made the adjustment to the Flexible Investment Option Fund C.

Guaranteed Lifetime Withdrawal Benefit - Transamerica Income EdgeSM rider –
REBALANCING EXAMPLES — (Continued)
Table 3:
Investment Option Allocations:	Initial Allocations	Initial Percentages	Rebalancing Percentages
Stable Account	$ 20,000	20%	N/A
Select Investment Option Fund A	$ 13,000	13%	17%
Select Investment Option Fund B	$ 13,000	13%	16%
Select Investment Option Fund C	$ 4,000	4%	5%
Total Select Investment Options	$ 30,000	30%	38%
Flexible Investment Option Fund A	$ 14,000	14%	18%
Flexible Investment Option Fund B	$ 14,000	14%	18%
Flexible Investment Option Fund C	$ 22,000	22%	26%
Total Flexible Investment Options	$ 50,000	50%	62%
Total Investments	$100,000	100%	100%
Example 2: Calculation for first quarter rebalance:
At the end of the first Rider Quarter, assume that the investment options have the following values:
Table 4:
Investment Option Allocations:	Allocation Amounts before Rebalance	Allocation Percentage of rebalancing funds Prior to Rebalance
Stable Account	$20,050	N/A
Select Investment Option Fund A	$ 13,090	17%
Select Investment Option Fund B	$ 11,550	15%
Select Investment Option Fund C	$ 3,850	5%
Total Select Investment Options	$28,490	37%
Flexible Investment Option Fund A	$ 13,090	17%
Flexible Investment Option Fund B	$ 14,630	19%
Flexible Investment Option Fund C	$ 20,790	27%
Total Flexible Investment Options	$48,510	63%
Total Investments	$97,050	100%
The result of the Rebalance back to the rebalancing percentages from Table 3 is:

Guaranteed Lifetime Withdrawal Benefit - Transamerica Income EdgeSM rider –
REBALANCING EXAMPLES — (Continued)
Table 5:
Investment Option Allocations:	Allocation amounts after Rebalance	Allocation of Rebalancing after Rebalance	Allocation of Policy Value Rebalance
Stable Account	$20,050	N/A	21%
Select Investment Option Fund A	$ 13,090	17%	13%
Select Investment Option Fund B	$ 12,320	16%	13%
Select Investment Option Fund C	$ 3,850	5%	4%
Total Select Investment Options	$29,260	38%	30%
Flexible Investment Option Fund A	$ 13,860	18%	14%
Flexible Investment Option Fund B	$ 13,860	18%	14%
Flexible Investment Option Fund C	$ 20,020	26%	21%
Total Flexible Investment Options	$47,740	62%	49%
Total Investments	$97,050	100%	100%
This rebalancing process will continue on a quarterly basis while this rider is in force.

APPENDIX
Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base. Gross withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit. Gross withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.

Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The Retirement Income Max® and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the Retirement Income Max® and Retirement Income Choice® 1.6 riders.

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Transamerica Income EdgeSM rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Transamerica Income EdgeSM rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$		$$100,000	$ 6,000
1	$102,000	$	$		$$100,000	$ 6,000
1	$105,060	$	$		$$100,000	$ 6,000
1	$107,161	$	$		$$100,000	$ 6,000
1	$110,376	$	$		$$100,000	$ 6,000
1	$112,584	$	$		$$100,000	$ 6,000
1	$115,961	$	$		$$100,000	$ 6,000
1	$118,280	$	$		$$100,000	$ 6,000
1	$121,829	$	$		$$100,000	$ 6,000
1	$124,265	$	$		$$100,000	$ 6,000
1	$120,537	$	$		$$100,000	$ 6,000
1	$115,716	$	$		$$100,000	$ 6,000
1	$109,930	$	$		$$109,930	$ 6,596
2	$112,129	$	$		$$109,930	$ 6,596
2	$115,492	$	$		$$109,930	$ 6,596
2	$117,802	$	$		$$109,930	$ 6,596
2	$121,336	$	$		$$109,930	$ 6,596
2	$124,976	$	$		$$109,930	$ 6,596
2	$177,476	$50,000	$		$$159,930	$ 9,596
2	$175,701	$	$		$$159,930	$ 9,596
2	$172,187	$	$		$$159,930	$ 9,596
2	$167,022	$	$		$$159,930	$ 9,596
2	$163,681	$	$		$$159,930	$ 9,596
2	$166,955	$	$		$$159,930	$ 9,596
2	$170,294	$	$		$$170,294 [1]	$10,218
3	$166,888	$	$		$$170,294	$10,218
3	$171,895	$	$		$$170,294	$10,218
3	$173,614	$	$		$$170,294	$10,218
3	$178,822	$	$		$$170,294	$10,218
3	$175,246	$	$		$$170,294	$10,218
3	$151,741		$$20,000	$10,314	$159,980	$
3	$154,775	$	$		$$159,980	$
3	$159,419	$	$		$$159,980	$
3	$161,013	$	$		$$159,980	$
3	$165,843	$	$		$$159,980	$
3	$174,135	$	$		$$159,980	$
3	$181,101	$	$		$$181,101 [1]	$10,866
(1)Automatic Step-Up Applied

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
ADB	Additional Death Benefit
ADD	Additional Death Distribution
ADD+	Additional Death Distribution+
DB	Death Benefit
GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit
IE	Income EnhancementSM
ILSD	Income Link Start Date
Abbreviation	Definition
ILSW	Income Link Systematic Withdrawal
ILWY	Income Link Withdrawal Year
N/A	Not Applicable
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WB	Withdrawal Base
WD	Withdrawal
Income LinkSM Rider Specific Withdrawal Benefit Terms:
Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner. The RWA is zero prior to the establishment of this date. The date and the corresponding withdrawal option can change any time prior to the ILSD. Once ILSD is set, it cannot be changed.
ILSD - This is the date the policy owner elects to begin receiving payments using one of the 4 ILSW options. This date may be changed prior to the establishment of the withdrawal year.
ILWY - Also known as the withdrawal year, is each 12 month period beginning on the ILSD. This is the time period for withdrawing your RWA which is reset at the beginning of each withdrawal year.
ILSW - This rider offers 4 new systematic payment options specific to this rider only. ANY withdrawal that is not an ILSW (including other systematic payment options) will be treated as a 100% excess.
Rider Name	Income LinkSM3	Additional Death Distribution 2003	Additional Death Distribution+
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)	RTP 18 0103 ICC12 RTP 170513	RTP 17 0103 ICC12 RTP 180513
Purpose of Rider	This is a GLWB rider that guarantees tiered withdrawals for the annuitant's2 lifetime.
• The policyholder can withdraw (required to use systematic withdrawals) the RWA each rider year until the death of the annuitant[2].
	• This benefit is intended to provide a level of tiered payments regardless of the performance of the designated variable investment option you select.	This is an Additional Death Benefit Rider which can pay an additional benefit at time of death to help alleviate the burden of taxes.	This is an Additional Death Benefit Rider which can pay an additional benefit at time of death to help alleviate the burden of taxes.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3	Additional Death Distribution 2003	Additional Death Distribution+
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)	RTP 18 0103 ICC12 RTP 170513	RTP 17 0103 ICC12 RTP 180513
Availability	• Issue age 55-80, but not yet 81 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
	• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-80 but not yet 81 years old. • Not available in all states • Can be added at any time including post issue.	• Issue age 0-75 but not yet 76 years old. • Not available in all states • Can be added at any time including post issue.
Base Benefit and Optional Fees at issue	Percentage of TWB - 0.90% for Single and Joint Life Riders (prior to 11/3/2013)	Percentage of Policy Value – 0.25%	Percentage of Policy Value – 0.55%
Fee Frequency	• The fee is calculated at issue and each subsequent calendar rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is adjusted for new deposits that increase the WB and decreased for withdrawals that are not ILSW or RMD systematic withdrawals.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
	• A pro-rated fee is assessed at the time of rider termination or full surrender.	Assessed each rider anniversary and at rider termination and equal to the policy value multiplied by rider fee percentage.	Assessed each rider anniversary and at rider termination and equal to the policy value multiplied by rider fee percentage.
Death Benefit	N/A	Amount is paid whenever a death benefit is paid and the rider is attached.
• Amount paid=ADB Factor x Rider Earnings*
• ADB Factor - 40% for issue ages 0-70 and 25% for issue ages 71-80.
*Rider earnings are defined as:
- the policy value on the date the death benefit is determined; minus
-policy value on the rider date; minus
- premium payments after the rider date; plus
- surrenders after the rider date that exceed the rider earnings on the date of the surrender.
NOTE: No benefit is payable under the ADD rider if there are no rider earnings on the date the death benefit is calculated.	Amount is paid whenever a death benefit is paid and the rider is attached.
• Prior to 5th rider anniversary = Sum of all fees paid for this rider since the rider date
• On or after 5th rider anniversary = Rider Benefit Base* x Rider Benefit Percentage** (30% or 20%).
*The Rider Benefit Base at any time is equal to the Policy Value less any premiums added after the Rider Date
**The Rider Benefit Percentage may vary but is currently equal to 30% for issue ages 0-70 and 20% for issue ages 71-75.
NOTE: No benefit is payable under the ADD+ rider if there are no rider earnings on the date the death benefit is calculated.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3	Additional Death Distribution 2003	Additional Death Distribution+
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)	RTP 18 0103 ICC12 RTP 170513	RTP 17 0103 ICC12 RTP 180513
Designated Funds Available - Policyholder who add these riders may only invest in the investment options listed.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to make payments under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	American Funds Bond Fund
TA Aegon Government Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA JP Morgan Asset Allocation - Conservative
TA JP Morgan Core Bond
TA JP Morgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
	Fixed Account	N/A	N/A
Allocation Methods	N/A	N/A	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3	Additional Death Distribution 2003	Additional Death Distribution+
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)	RTP 18 0103 ICC12 RTP 170513	RTP 17 0103 ICC12 RTP 180513
Withdrawal Benefits - See “Adjusted Withdrawals - Income Link” appendix for examples showing the effect of withdrawals on the WB.	Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner.
ILSD - This is the date the policy owner elects to begin receiving payments.
ILWY - This is each 12 month period beginning on the ILSD and establishes the time period for withdrawing your RWA and is reset at the beginning of each withdrawal year.
ILSW - There are 4 systematic payment options specific to this rider. Any withdrawal that is not an ILSW will be considered an excess withdrawal.
The withdrawal percentage is used to calculate the RWA and is determined by electing a withdrawal option, which is not required to elect at the time of issue. Once selected, the ILSWs are not required to begin immediately. Your withdrawal option is not locked in until the ILSD and the percentage is not recalculated at the time of an automatic step-up. Withdrawal options are as listed below:
Single Life
5% for 7 years and 4% thereafter
6% for 6 years and 4% thereafter
7% for 5 years and 4% thereafter
8% for 4 years and 4% thereafter
9% for 3 years and 4% thereafter
10% for 2 years and 4% thereafter
Joint Life
4.5% for 7 years and 3.5% thereafter
5.5% for 6 years and 3.5% thereafter
6.5% for 5 years and 3.5% thereafter
7.5% for 4 years and 3.5% thereafter
8.5% for 3 years and 3.5% thereafter
9.5% for 2 years and 3.5% thereafter
	On each ILSD and the beginning of each ILWY thereafter, the RWA is equal to the withdrawal option percentage multiplied by the withdrawal base.	N/A	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3	Additional Death Distribution 2003	Additional Death Distribution+
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)	RTP 18 0103 ICC12 RTP 170513	RTP 17 0103 ICC12 RTP 180513
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary; or
3) The highest policy value on a rider monthiversarySM for the current rider year*
* Item 3) is set to zero if there have been any withdrawals that are not ILSW or RMD systematic withdrawals in the current rider year. The highest monthly value is the largest policy value on each rider monthiversary during the rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
	• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.	N/A	N/A
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each withdrawal year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.	No further action required to exercise the rider.	No further action required to exercise the rider.
Income Benefit or Other Benefit Payout Considerations	Systematic Withdrawal Options:
1. 72t/72q SPO - This allows fixed level payments that will not change for at least 5 years and payments will not exceed RWA. Only 5, 6 and 7 year options available.
2. RMD Only SPO - This allows a modal amount equal to the annual RMD requirement for the current calendar year less all withdrawals taken in current calendar year divided by the number of payments remaining in the calendar year. Will not reduce RWA and is only available prior to ILSD.
3. RWA SPO no RMD kick out - Allows modal payments of the remaining RWA divided by the number of payments remaining in the current withdrawal year. Payments will be adjusted for any step-ups, premium additions or excess withdrawals and will reduce the RWA with each payment.
	4. RWA SPO with RMD kick out - This allows for payments equal to #3 above with an additional payment to satisfy the RMD paid on December 27th each calendar year. Modal payments are not affected by this RMD payment.	N/A	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3	Additional Death Distribution 2003	Additional Death Distribution+
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)	RTP 18 0103 ICC12 RTP 170513	RTP 17 0103 ICC12 RTP 180513
Rider Upgrade	• No upgrades allowed, however the owner may terminate the existing rider any time after the 5th rider anniversary and add the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• New rider addition will be subject to issue age restrictions of the rider at the time of termination and re-addition. Currently the maximum age is 80 years old.
	• Rider availability and fees are subject to what applies to the new rider being added.	N/A	N/A
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed at any time after the 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still available.	The rider can be added or dropped at any time. If the rider is dropped and re-added, the rider will only cover earnings accumulated since the rider was re-added.
The rider will remain in effect until:
• you cancel it by notifying our administrative and service office in writing,
• the policy is annuitized or surrendered
• or the additional death benefit is paid.	The rider can be added or dropped at any time. If the rider is terminated they must wait one year to re-add rider.
The rider will remain in effect until:
• you cancel it by notifying our administrative and service office in writing,
• the policy is annuitized or surrendered
• or the additional death benefit is paid.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.

APPENDIX
Guaranteed Lifetime Withdrawal Benefit
Adjusted withdrawals - Income LinkSM Rider (No Longer Available)
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”)
2.	Rider Withdrawal Amount (“RWA”)
3.	Income LinkSM rider Systematic Withdrawals (“ILSW”)
Withdrawal Base.  Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:
1)	the amount of the non-Income LinkSM rider systematic withdrawal (or non-qualifying minimum required distribution); and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount in 1 above;
B	is the policy value prior to the withdrawal; and
C	is the withdrawal base prior to the withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.
Assumptions:
WB = $100,000
RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)
ILSW = $500 per month
Non-ILSW = $10,000 (taken after the eighteenth monthly Income LinkSM rider systematic withdrawal)
PV = $90,000
Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income LinkSM rider systematic withdrawal occurs during the second Income LinkSM rider withdrawal year (which means the withdrawal percentage is 6%).
Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income LinkSM rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income LinkSM rider systematic withdrawal amount calculated.
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the non-Income LinkSM rider systematic withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the non-Income LinkSM rider systematic withdrawal.
1.	The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments
2.	($10,000 / ($90,000)) * $100,000 = $11,111
Step Three. Which is larger, the actual $10,000 non-Income LinkSM rider systematic withdrawal or the $11,111 pro rata amount?
$11,111 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $11,111 = $88,889
Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income LinkSM rider withdrawal year?
$3,000 (the remaining rider withdrawal amount) - ($3,000*11.11%) = $2,667

Guaranteed Lifetime Withdrawal BenefitAdjusted withdrawals - Income LinkSM Rider (No
Longer Available) — (Continued)
Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.
New Income LinkSM rider systematic withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new Income LinkSM rider systematic withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new Income LinkSM rider systematic withdrawal amount?
$500 (the old Income LinkSM rider systematic withdrawal amount) - ($500*11.11%) = $444
Result. Going forward (until the seventh Income LinkSM rider withdrawal year), the Income LinkSM rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444.

STATEMENT OF ADDITIONAL INFORMATION
TRANSAMERICA VARIABLE ANNUITY SERIES
Issued through
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Variable Annuity Series offered by Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company (“us,” “we”, “our” or “Company”). You may obtain a copy of the current prospectus, dated May 1, 2020, by calling (800) 525-6205, or write us at the addresses listed above. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2020

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GLOSSARY OF TERMS
Accumulation Unit—An accounting unit of measure used in calculating the Policy Value in the Separate Account before the Annuity Commencement Date.
Adjusted Policy Value—The Policy Value increased or decreased by any Excess Interest Adjustment.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800)525-6205.
Annuitant - The person on whose life any annuity payments involving life contingencies will be based.
Annuity Commencement Date - The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the Annuitant attains age 99 (earlier if required by state law).
Annuity Payment Option - A method of receiving a stream of annuity payments selected by the Owner.
Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
Assumed Investment Return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
Beneficiary(ies)—The person(s) who has the right to the death benefit as set forth in the policy.
Cash Value - The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
Enrollment Form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
Excess Interest Adjustment—A positive or negative adjustment to amounts paid out or transferred from the Fixed Account Guaranteed Period Options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the Guaranteed Period Option. The Excess Interest Adjustment can either decrease or increase the amount to be received by the Owner upon withdrawals, surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The Excess Interest Adjustment will not decrease the interest credited to Your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
Excess Partial Surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
Fixed Account—One or more Guaranteed Period Options under the policy that are part of our general assets and are not in the Separate Account.
Guaranteed Lifetime Withdrawal Benefit - Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM rider, the Retirement Income Max® rider, the Retirement Income Choice® 1.6 rider and the Transamerica Income Edge rider.
Guaranteed Period Options—The various guaranteed interest rate periods of the Fixed Account which we may offer and into which Premium Payments may be paid or amounts transferred when available.
Market Day - A day when the New York Stock Exchange is open for business.
Nonqualified Policy—A policy other than a Qualified Policy.
Owner (You, Your) - The person who may exercise all rights and privileges under the policy.
Policy Date - The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
Policy Value—On or before the Annuity Commencement Date, the Policy Value is equal to the Owner's:
•	Premium Payments; minus
•	gross withdrawals (withdrawals plus the surrender charge on the portion of the requested withdrawal that is subject to the surrender charge plus or minus any excess interest adjustment plus taxes (on the withdrawal)); plus
•	interest credited in the Fixed Account; plus
•	accumulated gains in the Separate Account; minus
•	accumulated losses in the Separate Account; minus
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•	Service Charges, rider fees, premium taxes, transfer fees, and other charges, if any.
Policy Year - A Policy Year begins on the Policy Date and on each anniversary thereafter.
Premium Payment—An amount paid to us by the Owner or on the Owner's behalf as consideration for the benefits provided by the policy.
Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
Separate Account - Separate Account VA B and Separate Account VA BNY, Separate Accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
Separate Account Value - The portion of the Policy Value that is invested in the Separate Account.
Service Charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any Policy Year) for policy maintenance and related administrative expenses.
Subaccount - A subdivision within the Separate Account, the assets of which are invested in a specified underlying fund portfolio.
Surrender Charge—A percentage of each Premium Payment that depends upon the length of time from the date of each Premium Payment. The Surrender Charge is assessed on full or partial surrenders from the policy. A Surrender Charge may also be referred to as a “contingent deferred sales charge” or a “contingent deferred sales load.”
Surrender Charge Free Amount - The amount that can be withdrawn each Policy Year without incurring any Surrender Charges. Please see “EXPENSES – Surrender Charges” for more explanation.
Valuation Period - The period of time from one determination of Accumulation Unit values and Annuity Unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each Business Day.
Variable Annuity Payments—Payments made pursuant to an Annuity Payment Option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified Subaccounts within the Separate Account.
Written Notice—Written Notice, signed by the Owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
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In order to supplement the description in the prospectus, the following provides additional information about us and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the Owner upon issuance of the policy after completion of an Enrollment Form and delivery of the initial Premium Payment. While the Annuitant is living, the Owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable Beneficiary; and of Your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the Owner predeceases the Annuitant and no joint Owner, primary Beneficiary, or contingent Beneficiary is alive or in existence on the date of death, the Owner's estate will become the new Owner. If no probate estate is opened because the Owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The Owner may change the ownership of the policy in a Written Notice. When this change takes effect, all rights of ownership in the policy will pass to the new Owner. A change of ownership may have tax consequences.
When there is a change of Owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the Owner signs the Written Notice, subject to any payment we have made or action we have taken before recording the change. Changing the Owner does not change the designation of the Beneficiary or the Annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if we discover a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the Annuitant’s or Owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the Annuitant and/or Owner has been misstated, we will change the payment associated with any benefits payable to that which the Premium Payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, Beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or Beneficiary. Any underpayment or overpayment will include interest specified in Your policy, from the date of the wrong payment to the date of the adjustment. The age of the Annuitant or Owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the Annuity Commencement Date, You may reallocate the value of a designated number of Annuity Units of a Subaccount then credited to a policy into an equal value of Annuity Units of one or more other Subaccounts or the Fixed Account. The reallocation shall be based on the relative value of the Annuity Units of the account(s) or Subaccount(s) at the end of the market Day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the Annuity Units in the account or Subaccount from which the transfer is being made. If the monthly income of the
3

Annuity Units remaining in an account or Subaccount after a reallocation is less than $10, we reserve the right to include the value of those Annuity Units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of Annuity Units may be made up to four times in any given Policy Year.
After the Annuity Commencement Date, no transfers may be made from the Fixed Account to the Separate Account.
Annuity Payment Options
During the lifetime of the Annuitant and before the Annuity Commencement Date, the Owner may choose an Annuity Payment Option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the Annuity Commencement Date (elections less than 30 days require prior approval). If no election is made before the Annuity Commencement Date, annuity payments will be made under life income with variable payments for 10 years certain using the existing policy value of the separate account. The default options may be restricted with respect to Qualified Policies.
The person who elects an Annuity Payment Option can also name one or more Beneficiaries to receive any unpaid, guaranteed amount at the death of the Annuitant. Naming these Beneficiaries cancels any prior choice of a Beneficiary.
A payee who did not elect the Annuity Payment Option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Adjusted Age. For the Life Income and Joint and Survivor Annuity Payment Options, the adjusted age is the Annuitant's actual age nearest birthday, on the Annuity Commencement Date, adjusted as described in Your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 3% effective annual AIR and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2020. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional Variable Annuity Payments will vary based on the investment performance of the Subaccount(s) of the Separate Account selected by the Annuitant or Beneficiary. For certain Qualified Policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the Annuitant.
Determination of Additional Variable Payments. All Variable Annuity Payments other than the first are calculated using Annuity Units which are credited to the policy. The number of Annuity Units to be credited in respect of a particular Subaccount is determined by dividing that portion of the first variable annuity payment attributable to that Subaccount by the Annuity Unit value of that Subaccount on the Annuity Commencement Date. The number of Annuity Units of each particular Subaccount credited to the policy then remains fixed, assuming no transfers to or from that Subaccount occur. The dollar value of variable Annuity Units in the chosen Subaccount will increase or decrease reflecting the investment experience of the chosen Subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each particular Subaccount credited to the policy by the Annuity Unit value for the particular Subaccount on the date the payment is made.
Death Benefit
Due proof of death of the Annuitant is proof that the Annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us will constitute due proof of death. If the Annuitant dies after the Annuity Commencement Date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the Beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law, unless a settlement agreement is effective at the death of the Owner preventing such election.
If an Owner is not an Annuitant, and dies prior to the Annuity Commencement Date, the new Owner may surrender the policy at any time for the amount of the Cash Value. If the new Owner is not the deceased Owner's spouse, the Cash Value must be distributed within five years after the date of the deceased Owner's death, or be used to provide payments to a designated Beneficiary
4

within one year of such Owner’s death that will be made for life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the sole new Owner is the deceased Owner's surviving spouse, such spouse may elect to continue the policy as the new Owner instead of receiving the death benefit.
Beneficiary. The Beneficiary designation in the Enrollment Form will remain in effect until changed. The Owner may change the designated Beneficiary by sending us Written Notice. The Beneficiary's consent to such change is not required unless the Beneficiary was irrevocably designated or law requires consent. If an irrevocable Beneficiary dies, the Owner may then designate a new Beneficiary. The change will take effect as of the date the Owner signs the Written Notice, whether or not the Owner is living when we receive the notice. We will not be liable for any payment made before the Written Notice is received. If more than one Beneficiary is designated, and the Owner fails to specify their interests, they will share equally. If upon the death of the Annuitant there is a surviving Owner(s), the surviving Owner(s) automatically takes the place of any Beneficiary designation.
Death of Owner
Federal tax law requires that if any Owner (including any joint Owner who has become a current Owner) dies before the Annuity Commencement Date, then the entire value of the policy must generally be distributed within five years of the date of death of such Owner. Certain rules apply where (1) the spouse of the deceased Owner is the sole Beneficiary, (2) the Owner is not a natural person and the primary Annuitant dies or is changed, or (3) any Owner dies after the Annuity Commencement Date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to Qualified Policies.
Assignment
During the lifetime of the Annuitant You may assign any rights or benefits provided by the policy if Your policy is a Nonqualified Policy. An assignment will not be binding on us until a copy has been filed at our Administrative Office. Your rights and benefits and those of the Beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless You so direct by filing Written Notice with us, no Beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any Beneficiary's creditors.
Ownership under Qualified Policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we may, at our sole discretion, credit an amount equal to a percentage of each Premium Payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any Owner.
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INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of Accumulation Units and Annuity Units, and to determine annuity payment rates.
Accumulation Units
Allocations of a Premium Payment directed to a Subaccount are credited in the form of Accumulation Units. Each Subaccount has a distinct Accumulation Unit value. The number of units credited is determined by dividing the Premium Payment or amount transferred to the Subaccount by the Accumulation Unit value of the Subaccount as of the end of the Valuation Period during which the allocation is made. For each Subaccount, the Accumulation Unit value for a given market Day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an Accumulation Unit.
Upon allocation to the selected Subaccount, Premium Payments are converted into Accumulation Units of the Subaccount. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as next determined after the Premium Payment is received at the Administrative Office or, in the case of the initial Premium Payment, when the Enrollment Form is completed, whichever is later. The value of an Accumulation Unit for each Subaccount was arbitrarily established at $10 at the inception of each Subaccount. Thereafter, the value of an Accumulation Unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.
An index (the “net investment factor”) which measures the investment performance of a Subaccount during a Valuation Period, is used to determine the value of an Accumulation Unit for the next subsequent Valuation Period. The net investment factor may be greater or less than or equal to one; therefore, the value of an Accumulation Unit may increase, decrease, or remain the same from one Valuation Period to the next. You bear this investment risk. The net investment performance of a Subaccount and deduction of certain charges affect the Accumulation Unit value.
The net investment factor for any Subaccount for any Valuation Period is determined by dividing (A + B - C) by (D) and subtracting (E) from the result, where the net result of:
A	the net asset value per share of the shares held in the Subaccount determined at the end of the current Valuation Period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the Subaccount if the ex-dividend date occurs during the current Valuation Period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the Valuation Period from the investment operations of the Subaccount;
D	is the net asset value per share of the shares held in the Subaccount determined as of the end of the immediately preceding Valuation Period; and
E	is an amount representing the Separate Account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share at of the end of the current Valuation Period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding Valuation Period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current Valuation Period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at of the end of the immediately preceding Valuation Period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E total 1.50% on an annual basis; On a daily basis, this equals 0.000041096.

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Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000041096 = Z = 1.014871185
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The Accumulation Unit value for the immediately preceding Valuation Period.
Assume A = $X
B =	The net investment factor for the current Valuation Period.
Assume B = Y
Then, the Accumulation Unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of Variable Annuity Payments will vary with Annuity Unit values. Annuity unit values rise if the net investment performance of the Subaccount exceeds the Assumed Investment Return of 3% annually. Conversely, Annuity Unit values fall if the net investment performance of the Subaccount is less than the annual Assumed Investment Return. The value of a variable Annuity Unit in each Subaccount was established at $10 on the date operations began for that Subaccount. The value of a variable Annuity Unit on any subsequent Business Day is equal to A multiplied by B multiplied by C, where:
A	is the variable Annuity Unit value for the Subaccount on the immediately preceding market Day;
B	is the net investment factor for that Subaccount for the Valuation Period; and
C	is the Assumed Investment Return adjustment factor for the Valuation Period.
The Assumed Investment Return adjustment factor for the Valuation Period is the product of discount factors of .99986634 per day to recognize the 3% effective annual AIR. The Valuation Period is the period from the close of the immediately preceding market Day to the close of the current market Day.
The net investment factor for the policy used to calculate the value of a variable Annuity Unit in each Subaccount for the Valuation Period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that Subaccount determined at the end of the current Valuation Period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that Subaccount if the ex-dividend date occurs during the Valuation Period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the Subaccount.
(ii)	is the net asset value of a fund share held in that Subaccount determined as of the end of the immediately preceding Valuation Period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that Subaccount.
The dollar amount of subsequent Variable Annuity Payments will depend upon changes in applicable Annuity Unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the Annuitant at the Annuity Commencement Date. The policy contains a table for determining the adjusted age of the Annuitant.
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Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity Unit value for the immediately preceding Valuation Period.
Assume A = $X
B =	Net investment factor for the Valuation Period for which the annuity value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual Assumed Investment Return of 3% built into the Annuity Tables used.
Assume C = Z
Then, the Annuity Unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The Adjusted Policy Value as of the Annuity Commencement Date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of Adjusted Policy Value based upon the option selected, the sex and adjusted age of the Annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of Annuity Units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The Annuity Unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of Annuity Units =	$X	= Z
$Y
PERFORMANCE
We periodically advertise performance of the various Subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
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Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect any applicable premium enhancement.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of Subaccount operations). These figures should not be interpreted to reflect actual historical performance of the Subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market Subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.
ES	=	Per unit expenses of the Subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market Subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 9% to 0% (depending on which share class you select) of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date of the premium payment was made, not the policy value issue date.
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We may also disclose the effective yield of the money market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of one Subaccount unit.
ES	=	Per unit expenses of the Subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
The yield on amounts held in the money market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the Subaccounts for various periods of time. One of the periods of time will include the period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using Subaccount unit values which we calculate on each Market Day based on the performance of the Separate Account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of Subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formulaexcept that the surrender charge percentage will be assumed to be 0%
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of Subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
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Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular Subaccount commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the various portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to Wwners, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the Separate Account or of the safety or riskiness of an investment in the Separate Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
We will maintain all records and accounts relating to the Separate Account. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all Owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from Your checking account, or regular annuity payments we send to You) You may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1801 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of Aegon USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
11

We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2019, and 2018 and 2017 the amounts paid to TCI in connection with all policies sold through the Transamerica Life Insurance Company separate account were $74,582,731, $71,830,337 and $138,435,541,. During fiscal year 2019, and 2018 and 2017 the amounts paid to TCI in connection with all policies sold through Transamerica Financial Life Insurance Company separate account were $21,740,383, $20,350,014 and $17,632,722.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.
VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the Separate Account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the Annuity Commencement Date, You hold the voting interest in the selected portfolios. The number of votes that You have the right to instruct will be calculated separately for each Subaccount. The number of votes that You have the right to instruct for a particular Subaccount will be determined by dividing Your Policy Value in the Subaccount by the net asset value per share of the corresponding portfolio in which the Subaccount invests. Fractional shares will be counted.
After the Annuity Commencement Date, You have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable Subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that You have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending You, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which You, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same Subaccount.
Each person having a voting interest in a Subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the Separate Account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the Subaccounts. The assets of each of the Subaccounts are segregated and held separate and apart from the assets of the other Subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the Subaccounts. Additional protection for the assets of the Separate Account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B and Separate Account VA BNY as of December 31, 2019 and for the years ended December 31, 2019 and 2018, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
Separate Account
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B and Separate Account VA BNY, which are available for investment by Transamerica Variable Annuity Series policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
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APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2019.
B-Share
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.754084 $12.840085 $11.351436 $11.109585 $11.211641 $10.700276 $10.000000	$13.591350 $11.754084 $12.840085 $11.351436 $11.109585 $11.211641 $10.700276	867.517 867.634 867.744 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.879218 $16.123955 $13.869339 $12.738505 $12.813021 $11.960652 $10.000000	$18.028259 $14.879218 $16.123955 $13.869339 $12.738505 $12.813021 $11.960652	1,209.997 5,611.267 5,690.067 6,866.873 6,424.944 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.880175 $13.817845 $12.164015 $11.375752 $11.479805 $11.145519 $10.000000	$15.259873 $12.880175 $13.817845 $12.164015 $11.375752 $11.479805 $11.145519	6,540.686 3,515.987 16,060.536 6,577.298 5,663.634 11,907.910 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.512625 $9.805075 $9.677889 $9.619219 $9.816105 $9.540899 $10.000000	$10.166309 $9.512625 $9.805075 $9.677889 $9.619219 $9.816105 $9.540899	892.667 1,968.460 2,315.813 2,753.438 75.330 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.053148 $17.495471 $13.953462 $13.039953 $12.486969 $11.775513 $10.000000	$21.794085 $17.053148 $17.495471 $13.953462 $13.039953 $12.486969 $11.775513	7,199.374 2,703.956 4,991.421 3,818.213 1,730.216 1,587.796 363.553	296.669 377.405 511.962 578.696 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.927492 $16.596783 $13.875894 $12.731033 $12.840468 $11.876212 $10.000000	$19.633693 $15.927492 $16.596783 $13.875894 $12.731033 $12.840468 $11.876212	1,371.111 4,151.241 6,342.683 4,736.624 4,029.143 1,202.372 220.186	299.581 381.109 516.986 584.374 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.035263 $13.001045 $10.066536 $9.948674 $10.662829 $11.208331 $10.000000	$13.252104 $11.035263 $13.001045 $10.066536 $9.948674 $10.662829 $11.208331	3,359.975 0.000 1,356.263 226.348 227.409 303.330 304.826	0.000 0.000 0.000 0.000 0.000 0.000 0.000
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B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.111441 $13.999539 $12.299288 $11.728514 $11.922483 $11.055665 $10.000000	$15.951121 $13.111441 $13.999539 $12.299288 $11.728514 $11.922483 $11.055665	8,766.326 5,873.064 10,369.927 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.764239 $16.135679 $13.538075 $12.819798 $13.024664 $11.900768 $10.000000	$18.998031 $14.764239 $16.135679 $13.538075 $12.819798 $13.024664 $11.900768	5,525.021 4,393.219 6,506.031 7,424.491 7,971.615 4,747.222 592.324	151.424 192.632 261.312 295.374 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.367312 $16.003053 $13.543837 $12.344767 $12.802693 $12.318322 $10.000000	$16.138836 $13.367312 $16.003053 $13.543837 $12.344767 $12.802693 $12.318322	5,426.942 1,243.470 2,803.855 3,826.817 4,022.973 4,025.953 436.161	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.714373 $14.487533 $12.410653 $11.586377 $12.210010 $11.694967 $10.000000	$15.397866 $11.714373 $14.487533 $12.410653 $11.586377 $12.210010 $11.694967	0.000 0.000 927.525 924.075 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.281950 $12.350480 $10.952466 $10.553741 $10.935350 $10.638836 $10.000000	$12.754668 $11.281950 $12.350480 $10.952466 $10.553741 $10.935350 $10.638836	0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2019 2018	$9.519685 $9.989111	$11.209732 $9.519685	0.000 0.000	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.734187 $11.257156 $10.711362 $9.501685 $10.129161 $9.974176 $10.000000	$11.991839 $10.734187 $11.257156 $10.711362 $9.501685 $10.129161 $9.974176	2,019.965 2,205.044 6,818.989 4,130.259 2,682.018 6,672.856 81.067	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.201212 $9.386834 $9.355146 $9.530260 $9.739847 $9.515832 $10.000000	$9.591629 $9.201212 $9.386834 $9.355146 $9.530260 $9.739847 $9.515832	397.833 843.307 2,664.402 3,714.895 2,599.578 2,624.120 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.201212 $9.386834 $9.355146 $9.530260 $9.739847 $9.515832 $10.000000	$9.591629 $9.201212 $9.386834 $9.355146 $9.530260 $9.739847 $9.515832	0.000 0.000 0.000 7,418.147 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
15

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$10.268296 $11.124577 $9.900717 $9.491668 $9.999452	$11.857272 $10.268296 $11.124577 $9.900717 $9.491668	20,460.215 28,520.235 11,930.135 11,705.767 3,644.894	0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.238319 $15.294716 $13.435746 $11.961213 $12.689079 $11.564972 $10.000000	$16.035186 $13.238319 $15.294716 $13.435746 $11.961213 $12.689079 $11.564972	1,032.069 1,358.952 1,483.883 1,757.274 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.292825 $10.573491 $9.716300 $9.870653 $10.158628 $9.147694 $10.000000	$11.375636 $9.292825 $10.573491 $9.716300 $9.870653 $10.158628 $9.147694	0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.005322 $9.111758 $9.294840 $9.481595 $9.672635 $9.867524 $10.000000	$8.978662 $9.005322 $9.111758 $9.294840 $9.481595 $9.672635 $9.867524	199.941 423.827 508.421 534.563 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 40- Service Class(4) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.245966 $10.938439 $10.188799 $10.191264 $10.440900 $10.110268 $10.000000	$11.559847 $10.245966 $10.938439 $10.188799 $10.191264 $10.440900 $10.110268	0.000 0.000 0.000 741.614 1,903.728 819.169 826.866	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class(5) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$10.673613 $11.183885 $10.110246 $9.998361	$12.140004 $10.673613 $11.183885 $10.110246	1,788.512 1,815.948 1,842.428 0.000	217.594 223.483 229.333 540.487
TA BlackRock iShares Edge 75 - Service Class(6) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.085326 $11.770769 $10.179177 $9.998361	$13.069221 $11.085326 $11.770769 $10.179177	969.976 970,107 970.229 0.000	0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class(7) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.685225 $12.593255 $10.425324 $9.998361	$14.269099 $11.685225 $12.593255 $10.425324	0.000 0.000 1,055.169 0.000	0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.194843 $11.949711 $10.915298 $10.614233 $10.842138 $10.527416 $10.000000	$12.844177 $11.194843 $11.949711 $10.915298 $10.614233 $10.842138 $10.527416	1,812.919 6,940.640 14,364.159 22,060.698 22,426.368 13,741.737 8,216.815	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Growth - Service Class(8) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.830054 $12.224169 $9.820312 $10.031546 $10.259096 $11.065013 $10.000000	$12.275826 $9.830054 $12.224169 $9.820312 $10.031546 $10.259096 $11.065013	1,184.494 1,650.493 2,801.671 1,251.438 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
16

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.969905 $13.242014 $11.572264 $11.338348 $11.553260 $10.930754 $10.000000	$15.481255 $12.969905 $13.242014 $11.572264 $11.338348 $11.553260 $10.930754	2,485.368 7,097.284 3,913.745 4,446.074 4,920.351 343.980 137.441	177.423 225.706 306.178 346.088 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.002189 $13.462572 $10.667907 $11.139420 $11.995798 $12.270186 $10.000000	$17.374776 $13.002189 $13.462572 $10.667907 $11.139420 $11.995798 $12.270186	911.407 911.530 1,896.459 870.881 819.530 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.590178 $11.288558 $10.230430 $10.005840 $10.431669 $10.438955 $10.000000	$11.786999 $10.590178 $11.288558 $10.230430 $10.005840 $10.431669 $10.438955	5,873.926 5,936.380 3,727.012 3,882.503 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 10,323.211
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.245108 $13.991627 $11.476354 $11.063534 $11.531143 $11.484188 $10.000000	$15.106830 $12.245108 $13.991627 $11.476354 $11.063534 $11.531143 $11.484188	0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.720903 $12.903682 $11.016039 $10.576565 $11.069107 $11.022930 $10.000000	$13.762314 $11.720903 $12.903682 $11.016039 $10.576565 $11.069107 $11.022930	1,992.186 3,550.179 5,181.593 1,578.649 1,986.965 18,439.491 204.597	195.236 200.233 201.289 497.726 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.147101 $12.016376 $10.556675 $10.231557 $10.703314 $10.641818 $10.000000	$12.694084 $11.147101 $12.016376 $10.556675 $10.231557 $10.703314 $10.641818	65,797.517 69,391.671 47,909.403 41,113.673 42,229.651 56,461.426 16,686.054	0.000 0.000 0.000 0.000 0.000 0.000 10,180.865
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.628532 $9.833110 $9.699460 $9.695105 $9.857938 $9.568838 $10.000000	$10.216952 $9.628532 $9.833110 $9.699460 $9.695105 $9.857938 $9.568838	3,724.663 4,612.199 4,927.948 5,130.765 0.000 0.000 0.000	127.949 1,034.852 1,047.722 1,138.779 901.853 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.143496 $16.480659 $13.915519 $12.775071 $13.079512 $11.708139 $10.000000	$19.398999 $15.143496 $16.480659 $13.915519 $12.775071 $13.079512 $11.708139	867.846 0.000 0.000 822.822 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
17

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.024106 $11.610713 $9.750970 $9.841456 $10.233246 $10.522939 $10.000000	$11.555802 $10.024106 $11.610713 $9.750970 $9.841456 $10.233246 $10.522939	0.000 1,332.193 1,505.648 1,965.908 7,138.794 4,240.944 725.569	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.317436 $15.457693 $13.931721 $12.436753 $13.072133 $11.597940 $10.000000	$16.447107 $13.317436 $15.457693 $13.931721 $12.436753 $13.072133 $11.597940	289.342 3,776.648 3,762.436 5,455.894 4,648.338 3,386.022 0.000	149.603 190.315 258.168 291.820 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.536234 $11.104101 $10.439813 $10.221678 $10.470186 $10.050472 $10.000000	$11.558025 $10.536234 $11.104101 $10.439813 $10.221678 $10.470186 $10.050472	3,695.790 3,745.217 9,631.801 14,541.061 4,518.188 9,717.412 4,731.853	4,001.259 3,820.699 2,840.653 815.912 851.118 0.000 10,620.005
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.461207 $11.039653 $10.194933 $10.470428 $10.908462 $10.258624 $10.000000	$11.901111 $10.461207 $11.039653 $10.194933 $10.470428 $10.908462 $10.258624	3,600.966 4,521.953 19,972.175 21,584.546 11,306.601 7,219.733 869.397	221.908 1,448.535 1,482.317 1,778.196 1,239.049 0.000 10,458.079
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.834658 $11.603851 $10.456470 $10.773620 $11.325279 $10.680532 $10.000000	$12.407284 $10.834658 $11.603851 $10.456470 $10.773620 $11.325279 $10.680532	2,770.695 4,835.354 6,402.510 7,209.680 3,921.751 1,918.768 140.573	0.000 1,156.550 1,196.964 1,230.940 1,199.251 0.000 0.000
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2019 2018	$8.925723 $9.969631	$10.236136 $8.925723	0.000 0.000	0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2019 2018 2017	$11.384399 $11.703863 $11.227737	$12.826388 $11.384399 $11.703863	0.000 0.000 0.000	0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.901814 $11.653073 $10.449462 $10.303895 $10.701436 $10.442550 $10.000000	$12.357968 $10.901814 $11.653073 $10.479462 $10.303895 $10.701436 $10.442550	30,064.953 70,702.793 56,440.183 60,117.537 55,187.371 15,615.370 7,279.588	4,081.137 2,961.668 2,118.936 260.331 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.740303 $11.367219 $10.443991 $10.237170 $10.516279 $10.194356 $10.000000	$11.811071 $10.740303 $11.367219 $10.443991 $10.237170 $10.516279 $10.194356	2,320.153 17,501.826 22,098.596 23,238.058 11,492.366 815.618 823.282	0.000 0.000 0.000 0.000 0.000 0.000 0.000
18

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.413962 $12.543781 $10.801234 $10.527299 $11.131179 $10.922306 $10.000000	$13.359553 $11.413962 $12.543781 $10.801234 $10.527299 $11.131179 $10.922306	5,142.149 7,326.369 16,513.897 15,471.686 13,691.621 8,488.078 3,027.932	0.000 0.000 21,458.457 21,831.589 22,230.640 22,601.082 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.512131 $12.075550 $11.118740 $10.889571 $11.481729 $10.841461 $10.000000	$13.380871 $11.512131 $12.075550 $11.118740 $10.889571 $11.481729 $10.841461	987.275 1,597.306 2,101.879 1,319.852 2,408.214 530.539 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$21.545095 $20.653699 $14.706446 $15.387895 $14.085816 $13.584149 $10.000000	$26.075264 $21.545095 $20.653699 $14.706446 $15.387895 $14.085816 $13.584149	4,375.545 4,217.840 5,983.458 6,318.014 6,609.861 2,054.257 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.610471 $11.719020 $10.533775 $10.277358 $10.615269 $10.653324 $10.000000	$12.256620 $10.610471 $11.719020 $10.533775 $10.277358 $10.615269 $10.653324	16,007.793 9,897.337 1,952.247 1,513.068 1,037.640 853.851 154.086	287.090 365.221 495.434 560.012 0.000 0.000 0.000
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.193437 $10.169694 $9.221302 $9.372257 $9.900643 $9.998356	$10.336924 $9.193437 $10.169694 $9.221302 $9.372257 $9.900643	1,267.665 1,324.111 1,320.229 1,292.287 1,289.919 0.000	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$9.193437 $10.169694 $9.221302 $9.372257 $10.221534	$10.336924 $9.193437 $10.169694 $9.221302 $9.372257	N/A	0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3)(12) Subaccount inception date May 1, 2017	2019 2018 2017	$9.224462 $10.990334 $9.998233	$10.933311 $9.224462 $10.990334	0.000 0.000 0.000	0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.729843 $13.516019 $12.114347 $11.481522 $11.720834 $10.821553 $10.000000	$15.160039 $12.729843 $13.516019 $12.114347 $11.481522 $11.720834 $10.821553	171,437.309 200,767.557 207,607.674 223,316.603 65,415.663 13,119.061 0.000	3,802.547 3,861.354 3,918.912 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.868527 $11.915993 $10.849909 $10.503387 $10.995509 $10.402930 $10.000000	$12.749440 $10.868527 $11.915993 $10.849909 $10.503387 $10.995509 $10.402930	1,184.032 8,396.544 16,544.904 19,246.318 19,165.359 9,886.033 2,467.270	0.000 0.000 0.000 0.000 0.000 0.000 0.000
19

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.729662 $11.541701 $10.665534 $10.364472 $10.798112 $10.132325 $10.000000	$12.364677 $10.729662 $11.541701 $10.665534 $10.364472 $10.798112 $10.132325	528.035 605.974 607.012 66.454 67.904 0.000 0.000	3,793.303 3,620.588 2,750.014 802.522 833.462 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.115395 $12.284934 $10.914140 $10.616795 $11.219019 $10.757765 $10.000000	$13.243878 $11.115395 $12.284934 $10.914140 $10.616795 $11.219019 $10.757765	13,983.244 11,761.571 5,840.877 4,418.622 3,528.776 503.364 292.601	0.000 1,111.927 1,131.771 1,198.515 1,211.521 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.529206 $9.822886 $9.575956 $9.532978 $9.675483 $9.460432 $10.000000	$10.108141 $9.529206 $9.822886 $9.575956 $9.532978 $9.675483 $9.460432	5,403.188 8,305.985 16,306.599 17,082.277 2,848.335 1,520.942 0.000	438.190 521.506 662.540 886.871 0.000 0.000 0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$8.486505 $8.794863 $8.699662 $8.549785 $8.979971 $8.862005 $10.000000	$9.000732 $8.486505 $8.794863 $8.699662 $8.549785 $8.979971 $8.862005	2,377.630 83.880 881,973. 853.240 993.203 802.137 0.000	145.656 1,152.612 1,176.759 1,277.199 1,017.579 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.333466 $10.857075 $9.915835 $9.854655 $10.296821 $10.139188 $10.000000	$11.266755 $10.333466 $10.857075 $9.915835 $9.854655 $10.296821 $10.139188	0.000 0.000 0.000 740.248 777.955 817.661 825.344	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.807865 $11.725266 $9.942588 $9.947237 $10.857726 $10.730995 $10.000000	$11.796836 $10.807865 $11.725266 $9.942588 $9.947237 $10.857726 $10.730995	716.299 2,000.621 1,452.977 2,339.147 1,229.597 695.512 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.540281 $11.222243 $9.916596 $9.900223 $10.551556 $10.389003 $10.000000	$11.481375 $10.540281 $11.222243 $9.916596 $9.900223 $10.551556 $10.389003	0.000 2,555.197 27,658.957 35,228.770 34,628.474 29,956.423 8,800.497	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA S&P 500 Index - Service Class(3)(13) Subaccount inception date May 1, 2017	2019 2018 2017	$10.374435 $11.157940 $9.998233	$13.291228 $10.374435 $11.157940	26,621.748 0.000 0.000	16,071.278 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.758017 $15.886441 $14.060907 $11.873751 $12.454065 $12.108297 $10.000000	$16.849041 $13.758017 $15.886441 $14.060907 $11.873751 $12.454065 $12.108297	555.753 3,594.973 8,387.507 5,833.609 5,106.327 3,424.076 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
20

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.815777 $17.404338 $14.550591 $13.372482 $13.354847 $12.823910 $10.000000	$20.523941 $15.815777 $17.404338 $14.550591 $13.372482 $13.354847 $12.823910	1,837.663 3,548.243 8,611.188 9,276.945 8,411.848 4,065.451 212.280	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.097624 $12.221146 $10.164157 $10.290106 $10.389993 $11.202665 $10.000000	$11.950154 $10.097624 $12.221146 $10.164157 $10.290106 $10.389993 $11.202665	3,703.334 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class(14) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.827719 $17.175435 $13.596977 $13.527175 $12.944696 $11.915368 $10.000000	$23.039512 $16.827719 $17.175435 $13.596977 $13.527175 $12.944696 $11.915368	4,250.797 715.093 715.183 0.000 3,493.100 3,536.420 450.670	0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.888126 $12.960404 $11.434995 $11.169052 $11.249123 $10.714594 $10.000000	$13.773852 $11.888126 $12.960404 $11.434995 $11.169052 $11.249123 $10.714594	0.000 0.000 0.000 0.000 11,865.812 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.048622 $16.274783 $13.971240 $12.806556 $12.855778 $11.976631 $10.000000	$18.269968 $15.048622 $16.274783 $13.971240 $12.806556 $12.855778 $11.976631	15,415.217 15,429.660 21,748.648 24,844.814 14,301.697 13,827.395 4,331.447	4,191.835 2,439.579 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.027006 $13.947272 $12.253509 $11.436637 $11.518177 $11.160418 $10.000000	$15.464726 $13.027006 $13.947272 $12.253509 $11.436637 $11.518177 $11.160418	13,383.581 31,586.307 88,354.949 35,802.957 18,326.340 8,246.735 152.460	560,758.383 561,184.470 12,692.481 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.621095 $9.896953 $9.749111 $9.670708 $9.848929 $9.553666 $10.000000	$10.302816 $9.621095 $9.896953 $9.749111 $9.670708 $9.848929 $9.553666	8,355.856 15,381.689 15,582.104 11,073.300 9,282.313 381.241 471.185	18,874.979 20,485.945 19,447.480 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.247523 $17.659319 $14.056097 $13.109731 $12.528705 $11.791250 $10.000000	$22.086607 $17.247523 $17.659319 $14.056097 $13.109731 $12.528705 $11.791250	56,256.652 54,303.826 64,479.597 5,024.110 8,338.113 3,063.480 1,912.517	20,010.337 17,474.864 16,197.459 0.000 0.000 0.000 0.000
21

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.109048 $16.752224 $13.977966 $12.799159 $12.883378 $11.892090 $10.000000	$19.897247 $16.109048 $16.752224 $13.977966 $12.799159 $12.883378 $11.892090	22,161.021 29,691.802 37,108.970 9,602.412 14,489.043 7,902.747 1,747.381	361,700.374 362,012.297 14,859.985 423.089 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.161064 $13.122797 $10.140575 $10.001902 $10.698457 $11.223302 $10.000000	$13.430010 $11.161064 $13.122797 $10.140575 $10.001902 $10.698457 $11.223302	12,212.339 11,941.648 15,852.031 3,366.127 2,143.227 251.122 277.677	20,092.690 19,856.794 16,575.259 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.260727 $14.130516 $12.389673 $11.791188 $11.962278 $11.070441 $10.000000	$16.164991 $13.260727 $14.130516 $12.389673 $11.791188 $11.962278 $11.070441	14,012.489 2,786,938 30,549.214 4,755.113 5,040.129 5,195.276 3,285.337	4,901.951 4,960.212 1,187.111 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.932353 $16.286641 $13.637560 $12.888285 $13.068125 $11.916668 $10.000000	$19.252764 $14.932353 $16.286641 $13.637560 $12.888285 $13.068125 $11.916668	30,950.941 28,322.916 43,830.579 42,771.853 39,128.183 35,539.665 14,363.322	2,771.913 2,854.152 2,961.154 214.530 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.519555 $16.152811 $13.643395 $12.410750 $12.845429 $12.334784 $10.000000	$16.355279 $13.519555 $16.152811 $13.643395 $12.410750 $12.845429 $12.334784	20,539.714 19,547.720 36,697.651 22,125.645 25,385.042 22,439.977 8,480.263	6,657.508 6,108.675 6,395.844 880.330 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.847780 $14.623084 $12.501863 $11.648287 $12.250759 $11.710594 $10.000000	$15.604338 $11.847780 $14.623084 $12.501863 $11.648287 $12.250759 $11.710594	10,463.852 10,789.971 12,430.374 4,992.012 1,065.774 1,526.481 0.000	4,205.237 1,945.836 2,041.511 236.798 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.410608 $12.466210 $11.033083 $10.610211 $10.971900 $10.653070 $10.000000	$12.925965 $11.410608 $12.466210 $11.033083 $10.610211 $10.971900 $10.653070	0.000 0.000 0.000 11,206.254 13,707.898 14,233.422 7,235.842	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2019 2018	$9.532471 $9.989166	$11.247224 $9.532471	0.000 0.000	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.856397 $11.362471 $10.790061 $9.552449 $10.162971 $9.987520 $10.000000	$12.152603 $10.856397 $11.362471 $10.790061 $9.552449 $10.162971 $9.987520	8,937.892 11,012.793 25,950.847 19,128.031 16,447.516 27,101.783 4,064.929	0.000 0.000 0.000 0.000 0.000 0.000 0.000
22

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.305976 $9.474663 $9.423883 $9.581167 $9.772362 $9.528560 $10.000000	$9.720225 $9.305976 $9.474663 $9.423883 $9.581167 $9.772362 $9.528560	3,078.026 3,519.005 17,491.987 507,084.822 0.000 741.059 8,076.449	0.000 0.000 22,587.215 57,017.376 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.305976 $9.474663 $9.423883 $9.581167 $9.772362 $9.528560 $10.000000	$9.720225 $9.305976 $9.474663 $9.423883 $9.581167 $9.772362 $9.528560	0.000 83,305.661 49,348.361 113,642.241 91,443.796 4,299.717 0.000	0.000 3,359.198 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$10.343893 $11.183983 $9.933778 $9.504410 $9.999507	$11.968441 $10.343893 $11.183983 $9.933778 $9.504410	71,627.741 107,967.490 77,238.688 52,951.994 30,343.071	47,431.889 47,996.371 48,534.911 15,477.563 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.389068 $15.437813 $13.534479 $12.025132 $12.731430 $11.580431 $10.000000	$16.250220 $13.389068 $15.437813 $13.534479 $12.025132 $12.731430 $11.580431	11,204.051 12,721.411 33,005.576 23,128.165 13,959.375 16,273.241 4,967.437	9,081.680 8,824.427 2,059.922 760.220 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.398636 $10.672416 $9.787693 $9.923400 $10.192537 $9.159931 $10.000000	$11.528139 $9.398636 $10.672416 $9.787693 $9.923400 $10.192537 $9.159931	2,252.976 1,975.244 3,932.577 5,264.193 5,817.102 5,934.670 2,240.413	824.519 846.377 796.298 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.107870 $9.197022 $9.363151 $9.532261 $9.704926 $9.880721 $10.000000	$9.099061 $9.107870 $9.197022 $9.363151 $9.532261 $9.704926 $9.880721	82,527.872 21,829.518 74,519.276 90,320.584 105,315.784 66,208.368 22,602.782	182,832.673 0.000 58,850.292 6,517.067 475.807 4,108.463 0.000
TA BlackRock iShares Edge 40- Service Class(4) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.362639 $11.040783 $10.263676 $10.245729 $10.475759 $10.123790 $10.000000	$11.714861 $10.362639 $11.040783 $10.263676 $10.245729 $10.475759 $10.123790	1,168.437 1,184.831 16,603.214 24,913.730 28,868.612 29,815.584 7,390.315	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class(5) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$10.733202 $11.223746 $10.126103 $9.998525	$12.232194 $10.733202 $11.223746 $10.126103	52,912.315 32,027.795 23,345.274 21,861.770	0.000 0.000 2,146.474 0.000
TA BlackRock iShares Edge 75 - Service Class(6) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.147202 $11.812711 $10.195138 $9.998525	$13.168455 $11.147202 $11.812711 $10.195138	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class(7) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.750446 $12.638121 $10.441661 $9.998525	$14.377428 $11.750446 $12.638121 $10.441661	103,191.433 103,191.433 103,191.433 89,335.542	30,879.496 30,879.496 30,879.496 10,983.636
23

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.322318 $12.061511 $10.995505 $10.670950 $10.878337 $10.541494 $10.000000	$13.016405 $11.322318 $12.061511 $10.995505 $10.670950 $10.878337 $10.541494	255,038.532 250,632.883 301,661.833 164,700.237 66,115.899 63,651.198 24,975.444	35,207.004 35,034.847 36,938.499 15,533.870 2,318.264 3,711.516 0.000
TA International Growth - Service Class(8) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.941992 $12.338529 $9.892478 $10.085141 $10.293337 $11.079791 $10.000000	$12.440424 $9.941992 $12.338529 $9.892478 $10.085141 $10.293337 $11.079791	7,413.506 12,791.515 13,875.590 7,029.312 1,969.992 2,526.244 275.543	194.871 116.117 195.276 0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.117605 $13.365930 $11.657318 $11.398942 $11.591839 $10.945380 $10.000000	$15.688852 $13.117605 $13.365930 $11.657318 $11.398942 $11.591839 $10.945380	26,020.938 49,914.550 94,087.389 88,114.043 54,640.591 41,678.162 3,336.358	23,540.270 24,448.130 12,774.498 11,331.487 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.150252 $13.588539 $10.746323 $11.198952 $12.035845 $12.286579 $10.000000	$17.607762 $13.150252 $13.588539 $10.746323 $11.198952 $12.035845 $12.286579	8,977.077 6,325.973 8,482.585 6,506.546 3,214.219 10,976.445 255.153	45,831.163 42,139.246 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.710809 $11.394205 $10.305619 $10.059318 $10.466505 $10.452911 $10.000000	$11.945100 $10.710809 $11.394205 $10.305619 $10.059318 $10.466505 $10.452911	34,936.405 39,961.404 60,124.726 44,278.283 14,091.467 10,688.100 5,056.012	126,629.121 137,094.745 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.384543 $14.122527 $11.560692 $11.122666 $11.569642 $11.499537 $10.000000	$15.309396 $12.384543 $14.122527 $11.560692 $11.122666 $11.569642 $11.499537	3,559.214 9,854.143 11,696.050 0.000 0.000 0.000 0.000	11,111.347 11,044.445 7,902.108 473.461 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.854358 $13.024397 $11.096978 $10.633070 $11.106051 $11.037659 $10.000000	$13.946844 $11.854358 $13.024397 $11.096978 $10.633070 $11.106051 $11.037659	65,167.160 67,015.806 84,907.744 86,304.971 33,041.259 32,935.753 4,500.392	21,196.019 22,381.361 22,906.201 22,062.344 2,329.328 1,805.521 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.274026 $12.128797 $10.634252 $10.286238 $10.739051 $10.656047 $10.000000	$12.864289 $11.274026 $12.128797 $10.634252 $10.286238 $10.739051 $10.656047	129,684.455 138,924.616 155,890.350 221,098.354 180,089.955 168,079.545 65,007.147	12,864.916 12,921.412 44,090.086 19,741.272 20,836.062 20,439.582 0.000
24

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.738170 $9.925129 $9.770736 $9.746912 $9.890845 $9.581644 $10.000000	$10.353952 $9.738170 $9.925129 $9.770736 $9.746912 $9.890845 $9.581644	34,699.089 30,838.567 37,286.245 34,986.491 10,707.048 9,511.625 3,878.197	5,421.884 4,778.030 5,096.159 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.315914 $16.634834 $14.017762 $12.843324 $13.123160 $11.723788 $10.000000	$19.659085 $15.315914 $16.634834 $14.017762 $12.843324 $13.123160 $11.723788	111,109.255 114,593.214 137,979.694 44,652.143 3,197.173 2,734.505 0.000	11,552.390 11,552.390 11,552.390 4,161.098 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.138222 $11.719310 $9.822602 $9.894014 $10.267388 $10.537000 $10.000000	$11.710725 $10.138222 $11.719310 $9.822602 $9.894014 $10.267388 $10.537000	23,704.699 22,401.722 23,222.441 34,365.785 15,317.720 14,542.729 6,093.615	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.469072 $15.602304 $14.034096 $12.503207 $13.115758 $11.613444 $10.000000	$16.667637 $13.469072 $15.602304 $14.034096 $12.503207 $13.115758 $11.613444	11,278.903 11,965.840 13,365.684 26,040.998 16,526.248 22,254.925 267.178	41,649.939 41,649.939 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.656215 $11.207997 $10.516532 $10.276298 $10.505147 $10.063916 $10.000000	$11.713022 $10.656215 $11.207997 $10.516532 $10.276298 $10.505147 $10.063916	82,044.260 98,914.257 112,019.739 49,908.168 42,534.769 27,934.339 20,504.516	4,359.459 4,412.797 12,033.375 9,206.985 10.072621 11,593.283 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.580363 $11.142982 $10.269881 $10.526393 $10.944883 $10.272344 $10.000000	$12.060736 $10.580363 $11.142982 $10.269881 $10.526393 $10.944883 $10.272344	17,224.217 34,653.742 56,715.323 56,578.421 44,724.436 29,051.497 6,628.803	730.329 719.484 740.476 12,092.468 11,934.129 12,164.394 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.958033 $11.712432 $10.533327 $10.831199 $11.363093 $10.694818 $10.000000	$12.573664 $10.958033 $11.712432 $10.533327 $10.831199 $11.363093 $10.694818	21,946.835 24,556.642 44,751.317 54,786.531 58,115.073 55,697.816 9,802.647	3,261.926 3,266.300 2,360.979 1,316.417 0.000 0.000 0.000
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2019 2018	$8.937706 $9.969686	$10.270381 $8.937706	0.000 0.000	0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2019 2018 2017	$11.514023 $11.813372 $11.319715	$12.998369 $11.514023 $11.813372	0.000 0.000 0.000	0.000 0.000 0.000
25

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.025967 $11.762113 $10.556488 $10.358970 $10.737173 $10.456517 $10.000000	$12.523700 $11.025967 $11.762113 $10.556488 $10.358970 $10.737173 $10.456517	58,279.327 118,441.547 216,623.131 317,371.201 291,592.510 212,286.558 101,759.593	23,571.489 23,937.647 39,065.157 34,634.845 42,620.849 37,877.348 971.216
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.862616 $11.473604 $10.520758 $10.291886 $10.551390 $10.207988 $10.000000	$11.969466 $10.862616 $11.473604 $10.520758 $10.291886 $10.551390 $10.207988	6,736.683 9,046.094 19,330.583 23,283.810 19,609.577 25,014.437 12,570.890	95,747.675 95,747.674 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.543917 $12.661132 $10.880608 $10.583552 $11.168337 $10.936911 $10.000000	$13.538671 $11.543917 $12.661132 $10.880608 $10.583552 $11.168337 $10.936911	18,284.841 20,810.100 60,677.849 175,002.982 199,652.808 223,924.540 28,988.939	26,138.336 26,147.941 5,247.237 0.000 0.000 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.643226 $12.188550 $11.200456 $10.947764 $11.520054 $10.855960 $10.000000	$13.560305 $11.643226 $12.188550 $11.200456 $10.947764 $11.520054 $10.855960	1,519.507 1,545.523 7,289.256 11,962.606 10,822.691 9,599.887 810.391	0.000 0.000 0.000 11,251.680 11,482.822 11,662.698 0.000
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$21.790364 $20.846872 $14.814487 $15.470085 $14.132806 $13.602286 $10.000000	$26.424851 $21.790364 $20.846872 $14.814487 $15.470085 $14.132806 $13.602286	59,116.619 32,109.719 53,553.810 17,679.176 9,907.548 5,221.290 0.000	6,417.542 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.731314 $11.828711 $10.611226 $10.332322 $10.650738 $10.667568 $10.000000	$12.421002 $10.731314 $11.828711 $10.611226 $10.332322 $10.650738 $10.667568	115,003.468 119,516.116 126,280.456 65,450.886 21,977.923 19,748.511 6,190.356	32,029.358 32,465.082 15,309.581 11,911.332 0.000 0.000 0.000
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.269954 $10.233741 $9.260915 $9.393773 $9.903571 $9.998520	$10.443804 $9.269954 $10.233741 $9.260915 $9.393773 $9.903571	18,567.833 13,269.703 15,117.263 15,342.705 11,597.447 0.000	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$9.269954 $10.233741 $9.260915 $9.393773 $10.231316	$10.443804 $9.269954 $10.233741 $9.260915 $9.393773	N/A	0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3)(12) Subaccount inception date May 1, 2017	2019 2018 2017	$9.255455 $11.005089 $9.998397	$10.992009 $9.255455 $11.005089	4,293.434 2,758.632 2,226.302	9,692.332 9,692.332 0.000
26

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.874771 $13.642440 $12.203338 $11.542850 $11.759948 $10.836019 $10.000000	$15.363294 $12.874771 $13.642440 $12.203338 $11.542850 $11.759948 $10.836019	195,320.583 202,666.484 279,888.262 339,949.183 133,000.075 87,779.229 0.000	39,768.524 41,839.815 30,552.566 27,296.962 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.992315 $12.027511 $10.929665 $10.559525 $11.032221 $10.416846 $10.000000	$12.920446 $10.992315 $12.027511 $10.929665 $10.559525 $11.032221 $10.416846	3,441.180 4,408.711 15,828.741 28,453.062 26,077.682 27,956.945 5,423.042	908.598 922.466 932.175 952.332 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.851873 $11.649715 $10.743933 $10.419871 $10.834166 $10.145879 $10.000000	$12.530512 $10.851873 $11.649715 $10.743933 $10.419871 $10.834166 $10.145879	5,214.793 5,291.110 7,196.517 14,761.824 9,448.087 1,392.598 358.004	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.241982 $12.399897 $10.994362 $10.673538 $11.256470 $10.772150 $10.000000	$13.421486 $11.241982 $12.399897 $10.994362 $10.673538 $11.256470 $10.772150	20,528.792 11,844.369 27,057.429 37,429.096 27,907.323 27,711.990 9,269.394	2,897.474 2,917.264 2,010.573 369.069 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.637723 $9.914817 $9.646346 $9.583929 $9.707797 $9.473086 $10.000000	$10.243683 $9.637723 $9.914817 $9.646346 $9.583929 $9.707797 $9.473086	29,796.766 34,117.758 46,087.742 59,186.163 32,378.785 27,816.788 9,777.615	547.491 568.541 538.595 519.475 0.000 0.000 0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$8.583155 $8.877169 $8.763603 $8.855474 $9.009960 $8.873867 $10.000000	$9.121445 $8.583155 $8.877169 $8.763603 $8.595474 $9.009960 $8.873867	14,817.360 15,508.969 20,704.905 7,553.481 7,853.611 8,166.022 2,331.288	142,700.425 142,700.425 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.451148 $10.958687 $9.988730 $9.907344 $10.331214 $10.152759 $10.000000	$11.417851 $10.451148 $10.958687 $9.988730 $9.907344 $10.331214 $10.152759	0.000 2,159.770 2,191.315 8,208.022 8,570.417 6,900.479 9,031.877	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.930946 $11.834983 $10.015665 $10.000404 $10.893974 $10.745339 $10.000000	$11.955025 $10.930946 $11.834983 $10.015665 $10.000404 $10.893974 $10.745339	22,049.864 24,029.982 32,456.572 40,212.635 17,869.930 21,454.134 29,501.909	0.000 0.000 0.000 3,979.460 6,017.698 0.000 0.000
27

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.660323 $11.327269 $9.989492 $9.953142 $10.586784 $10.402885 $10.000000	$11.635363 $10.660323 $11.327269 $9.989492 $9.953142 $10.586784 $10.402885	1,512.545 3,917.730 31,731.628 88,011.163 86,818.791 78,681.990 53,654.527	0.000 0.000 646.761 2,283.601 3,170.811 4,488.778 0.000
TA S&P 500 Index - Service Class(3)(13) Subaccount inception date May 1, 2017	2019 2018 2017	$10.409297 $11.172923 $9.998397	$13.362583 $10.409297 $11.172923	201,791.796 32,110.271 3,686.393	172,491.756 96,036.876 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.914662 $16.035052 $14.164221 $11.937189 $12.495628 $12.124463 $10.000000	$17.074934 $13.914662 $16.035052 $14.164221 $11.937189 $12.495628 $12.124463	23,739.847 24,027.665 50,719.933 24,039.952 25,116.193 25,834.120 4,290.941	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.995863 $17.567160 $14.657498 $13.443913 $13.399397 $12.841030 $10.000000	$20.799149 $15.995863 $17.567160 $14.657498 $13.443913 $13.399397 $12.841030	17,111.235 22,127.394 63,588.777 52,677.263 36,261.354 24,127.651 1,763.015	4,482.376 4,440.639 3,260.242 410.222 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.212630 $12.335506 $10.238868 $10.345101 $10.424676 $11.217635 $10.000000	$12.110424 $10.212630 $12.335506 $10.238868 $10.345101 $10.424676 $11.217635	6,614.793 7,786.684 10,233.267 16,253.226 11,244.849 11,223.599 4,320.053	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class(14) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.019341 $17.336138 $13.696911 $13.599463 $12.987915 $11.931299 $10.000000	$23.348449 $17.019341 $17.336138 $13.696911 $13.599463 $12.987915 $11.931299	12,803.844 8,036.472 10,585.727 26,871.396 29,130.784 24,762.061 10,892.437	0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.989593 $13.051316 $11.497994 $11.213835 $11.277288 $10.725322 $10.000000	$13.912276 $11.989593 $13.051316 $11.497994 $11.213835 $11.277288 $10.725322	0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.177114 $16.389002 $14.048268 $12.857915 $12.887985 $11.988638 $10.000000	$18.453620 $15.177114 $16.389002 $14.048268 $12.857915 $12.887985 $11.988638	0.000 3,878.946 4,109.823 4,293.967 4,496.442 0.000 0.000	1,871.895 1,872.019 1,872.159 0.000 0.000 0.000 0.000
28

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.138270 $14.045179 $12.321080 $11.482506 $11.547038 $11.171618 $10.000000	$15.620233 $13.138270 $14.045179 $12.321080 $11.482506 $11.547038 $11.171618	3,692.190 3,694.284 3,696.274 1,501.017 0.000 0.000 0.000	2,175.906 2,176.050 2,176.213 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.703272 $9.966435 $9.802879 $9.709513 $9.873617 $9.563258 $10.000000	$10.406408 $9.703272 $9.966435 $9.802879 $9.709513 $9.873617 $9.563258	1,968.581 1,969.812 2,934.769 13.823 765.967 2,247.455 290.703	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.394810 $17.783276 $14.133611 $13.162311 $12.560096 $11.803072 $10.000000	$22.308658 $17.394810 $17.783276 $14.133611 $13.162311 $12.560096 $11.803072	350.444 350.673 769.386 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.246619 $16.869803 $14.055048 $12.850493 $12.915654 $11.904007 $10.000000	$20.097293 $16.246619 $16.869803 $14.055048 $12.850493 $12.915654 $11.904007	71.275 89.706 701.545 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.256398 $13.214920 $10.196511 $10.042032 $10.725270 $11.234562 $10.000000	$13.565050 $11.256398 $13.214920 $10.196511 $10.042032 $10.725270 $11.234562	833.571 833.659 1,200.441 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.373966 $14.229697 $12.457995 $11.838471 $11.992238 $11.081541 $10.000000	$16.327487 $13.373966 $14.229697 $12.457995 $11.838471 $11.992238 $11.081541	2,997.649 5,803.570 6,130.608 6,403.323 6,238.808 0.000 0.000	2,859.717 2,859.906 2,860.120 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.059843 $16.400914 $13.712741 $12.939961 $13.100859 $11.928611 $10.000000	$19.446283 $15.059843 $16.400914 $13.712741 $12.939961 $13.100859 $11.928611	4,072.892 2,007.532 2,686.998 1,442.475 1,226,324 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.634994 $16.266154 $13.718602 $12.460505 $12.877596 $12.347138 $10.000000	$16.519695 $13.634994 $16.266154 $13.718602 $12.460505 $12.877596 $12.347138	1,359.370 1,386.479 1,574.763 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
29

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.948956 $14.725718 $12.570812 $11.695015 $12.281457 $11.722328 $10.000000	$15.761216 $11.948956 $14.725718 $12.570812 $11.695015 $12.281457 $11.722328	0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.508018 $12.553673 $11.093887 $10.652772 $10.999388 $10.663753 $10.000000	$13.055871 $11.508018 $12.553673 $11.093887 $10.652772 $10.999388 $10.663753	0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2019 2018	$9.542077 $9.989207	$11.275452 $9.542077	2,151.778 0.000	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.949120 $11.442237 $10.849566 $9.590778 $10.188441 $9.997538 $10.000000	$12.274807 $10.949120 $11.442237 $10.849566 $9.590778 $10.188441 $9.997538	2,843.647 860.021 860.576 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$9.818004 $9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	25,507.711 1,616.108 3,466.988 3,460.513 3,660.049 2,958.844 4,381.706	0.000 0.000 0.000 0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$9.818004 $9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$10.401014 $11.228789 $9.958681 $9.513983 $9.999548	$12.052604 $10.401014 $11.228789 $9.958681 $9.513983	42,263.016 45,491.635 72,167.841 48,284.010 692.673	0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.503417 $15.546169 $13.609114 $12.073363 $12.763329 $11.592033 $10.000000	$16.413594 $13.503417 $15.546169 $13.609114 $12.073363 $12.763329 $11.592033	0.000 2,556.917 2,709.461 2,836.397 2,972.553 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.478886 $10.747301 $9.841655 $9.963197 $10.218080 $9.169134 $10.000000	$11.644021 $9.478886 $10.747301 $9.841655 $9.963197 $10.218080 $9.169134	4,918.419 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
30

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.185659 $9.261591 $9.414789 $9.570501 $9.729250 $9.890633 $10.000000	$9.190549 $9.185659 $9.261591 $9.414789 $9.570501 $9.729250 $9.890633	39,362.787 31,432.896 4,255.384 6,596.868 7,077.575 24,530.619 7,372.349	217,591.678 0.000 0.000 0.000 0.000 0.000 994.287
TA BlackRock iShares Edge 40- Service Class(4) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.451163 $11.118304 $10.320288 $10.286837 $10.502019 $10.133949 $10.000000	$11.832669 $10.451163 $11.118304 $10.320288 $10.286837 $10.502019 $10.133949	0.000 3,599.575 3,145.538 3,026.143 0.000 0.000 894.482	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class(5) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$10.778162 $11.253760 $10.138010 $9.998648	$12.301864 $10.778162 $11.253760 $10.138010	886.101 1,255.271 912.493 0.000	0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class(6) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.193893 $11.844308 $10.207126 $9.998648	$13.243458 $11.193893 $11.844308 $10.207126	20,456.394 8,141.345 9,855.967 9,857.319	0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class(7) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.799675 $12.671932 $10.453951 $9.998648	$14.459330 $11.799675 $12.671932 $10.453951	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.419004 $12.146176 $11.056146 $10.713764 $10.905604 $10.552069 $10.000000	$13.147254 $11.419004 $12.146176 $11.056146 $10.713764 $10.905604 $10.552069	5,022.439 20,890.914 33,377.182 32,736.585 24,276.468 15,536.405 3,033.422	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Growth - Service Class(8) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.026912 $12.425138 $9.947032 $10.125599 $10.319130 $11.090899 $10.000000	$12.565517 $10.026912 $12.425138 $9.947032 $10.125599 $10.319130 $11.090899	0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.229596 $13.459718 $11.721567 $11.444644 $11.620870 $10.956358 $10.000000	$15.846553 $13.229596 $13.459718 $11.721567 $11.444644 $11.620870 $10.956358	31,363.457 32,296.118 35,846.827 65,262.117 5,708.753 2,948.804 2,310.931	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.262563 $13.683922 $10.805595 $11.243877 $12.065997 $12.298900 $10.000000	$17.784783 $13.262563 $13.683922 $10.805595 $11.243877 $12.065997 $12.298900	3,396.692 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
31

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.802256 $11.474173 $10.362453 $10.099672 $10.492730 $10.463402 $10.000000	$12.065156 $10.802256 $11.474173 $10.362453 $10.099672 $10.492730 $10.463402	12,845.064 12,900.209 16,013.700 45,017.838 62,279.104 33,511.063 9,729.742	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.490322 $14.221662 $11.624448 $11.167282 $11.598634 $11.511064 $10.000000	$15.463330 $12.490322 $14.221662 $11.624448 $11.167282 $11.598634 $11.511064	3,016.487 6,729.767 6,978.856 4,022.028 4,211.358 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.955593 $13.115820 $11.158176 $10.675723 $11.133874 $11.048720 $10.000000	$14.087050 $11.955593 $13.115820 $11.158176 $10.675723 $11.133874 $11.048720	167,185.351 194,302.397 183,125.852 52,265.690 50,785.622 13,857.541 13,363.219	0.000 0.000 0.000 4,417.773 4,822.549 5,267.959 4,816.155
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.370312 $12.213930 $10.692895 $10.327498 $10.765963 $10.666738 $10.000000	$12.993629 $11.370312 $12.213930 $10.692895 $10.327498 $10.765963 $10.666738	32,384.672 10,835.765 57,647.727 72,549.292 46,646.236 49,750.489 17,089.367	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.821352 $9.994815 $9.824634 $9.786023 $9.915645 $9.591261 $10.000000	$10.458080 $9.821352 $9.994815 $9.824634 $9.786023 $9.915645 $9.591261	600.669 804.129 527.377 453.351 491.995 511.568 290.015	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.446674 $16.751556 $14.095040 $12.894815 $13.156025 $11.735537 $10.000000	$19.856688 $15.446674 $16.751556 $14.095040 $12.894815 $13.156025 $11.735537	0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.224832 $11.801594 $9.876797 $9.933718 $10.293130 $10.547569 $10.000000	$11.828491 $10.224832 $11.801594 $9.876797 $9.933718 $10.293130 $10.547569	3,144.603 3,691.345 7,792.867 7,687.772 7,686.820 2,846.308 2,634.664	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.584086 $15.711794 $14.111462 $12.553342 $13.148614 $11.625085 $10.000000	$16.835192 $13.584086 $15.711794 $14.111462 $12.553342 $13.148614 $11.625085	2,005.026 2,044.991 2,251.950 0.000 0.000 0.000 0.000	1,292.669 1,292.755 1,292.852 0.000 0.000 0.000 0.000
32

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.747195 $11.286648 $10.574505 $10.317499 $10.531461 $10.074011 $10.000000	$11.830763 $10.747195 $11.286648 $10.574505 $10.317499 $10.531461 $10.074011	13,983.382 36,643.241 60,110.316 77,604.620 68,340.414 38,064.688 6,813.876	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.670711 $11.221195 $10.326511 $10.568615 $10.972312 $10.282648 $10.000000	$12.181984 $10.670711 $11.221195 $10.326511 $10.568615 $10.972312 $10.282648	22,354.985 40,886.517 43,692.263 60,333.495 37,611.502 24,483.072 13,628.569	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.051644 $11.794672 $10.591426 $10.874653 $11.391564 $10.705543 $10.000000	$12.700114 $11.051644 $11.794672 $10.591426 $10.874653 $11.391564 $10.705543	3,006.282 12,693.021 16,497.473 51,654.428 11,875.159 12,044.507 465.795	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2019 2018	$8.946722 $9.969727	$10.296154 $8.946722	0.000 0.000	0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2019 2018 2017	$11.565080 $11.847855 $11.342925	$13.075607 $11.565080 $11.847855	2,976.658 3,295.344 3,171.619	0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.120119 $11.844659 $10.614697 $10.400519 $10.764074 $10.467013 $10.000000	$12.649592 $11.120119 $11.844659 $10.614697 $10.400519 $10.764074 $10.467013	35,583.595 163,225.758 239,145.317 228,463.795 168,106.899 71,664.001 25,120.853	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.955381 $11.554129 $10.578760 $10.333155 $10.577824 $10.218227 $10.000000	$12.089795 $10.955381 $11.554129 $10.578760 $10.333155 $10.577824 $10.218227	3,567.950 7,193.192 6,774.983 17,605.954 14,261.302 11,925.069 12,071.927	0.000 0.000 0.000 0.000 0.000 329.188 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.642529 $12.750019 $10.940622 $10.626009 $11.196321 $10.947869 $10.000000	$13.674821 $11.642529 $12.750019 $10.940622 $10.626009 $11.196321 $10.947869	2,991.252 72,629.623 83,811.516 80,895.981 43,662.117 13,501.817 1,095.866	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.742654 $12.274093 $11.262211 $10.991679 $11.548912 $10.866845 $10.000000	$13.696629 $11.742654 $12.274093 $11.262211 $10.991679 $11.548912 $10.866845	0.000 137.520 3,004.538 43,602.482 44,734.723 36,722.413 10,286.187	0.000 0.000 0.000 0.000 0.000 0.000 0.000
33

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$21.976370 $20.993122 $14.896156 $15.532106 $14.168189 $13.615904 $10.000000	$26.690433 $21.976370 $20.993122 $14.896156 $15.532106 $14.168189 $13.615904	5,935.671 6,167.232 6,730.361 753.839 572.009 0.000 0.000	1,454.233 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.822941 $11.911703 $10.669705 $10.373728 $10.677395 $10.678265 $10.000000	$12.545856 $10.822941 $11.911703 $10.669705 $10.373728 $10.677395 $10.678265	31,438.489 40,057.924 27,603.194 18,759.917 2,596.283 0.000 0.000	2,561.558 2,561.727 2,561.919 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.327826 $10.282094 $9.290768 $9.409973 $9.905770 $9.998644	$10.524777 $9.327826 $10.282094 $9.290768 $9.409973 $9.905770	2,670.980 6,350.997 4,574.988 7,811.741 8,269.819 0.000	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$9.327826 $10.282094 $9.290768 $9.409973 $10.238680	$10.524777 $9.327826 $10.282094 $9.290768 $9.409973	N/A	0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3)(12) Subaccount inception date May 1, 2017	2019 2018 2017	$9.278751 $11.016157 $9.998521	$11.036189 $9.278751 $11.016157	0.000 0.000 0.000	0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.984745 $13.738225 $12.270651 $11.589150 $11.789415 $10.846881 $10.000000	$15.517780 $12.984745 $13.738225 $12.270651 $11.589150 $11.789415 $10.846881	25,806.042 45,981.590 50,914.132 71,061.684 10,552.220 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.086189 $12.111929 $10.989928 $10.601876 $11.059856 $10.427283 $10.000000	$13.050333 $11.086189 $12.111929 $10.989928 $10.601876 $11.059856 $10.427283	0.000 5,420.323 10,495.360 60,578.398 57,997.026 48,456.777 20,401.517	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.944536 $11.731476 $10.803164 $10.461648 $10.861299 $10.156054 $10.000000	$12.656477 $10.944536 $11.731476 $10.803164 $10.461648 $10.861299 $10.156054	16,551.197 12,093.286 10,391.391 26,405.117 23,769.279 12,270.500 12,409.030	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.337944 $12.486932 $11.054983 $10.716348 $11.284678 $10.782951 $10.000000	$13.556427 $11.337994 $12.486932 $11.054983 $10.716348 $11.284678 $10.782951	426.387 9,038.742 11,524.114 48,603.617 10,162.434 2,527.968 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
34

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.720065 $9.984443 $9.699566 $9.622392 $9.732134 $9.482602 $10.000000	$10.346709 $9.720065 $9.984443 $9.699566 $9.622392 $9.732134 $9.482602	10,212.337 11,091.549 25,265.464 33,061.665 30,133.111 32,446.472 10,690.231	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$8.656480 $8.939511 $8.811960 $8.629981 $9.032552 $8.882785 $10.000000	$9.213171 $8.656480 $8.939511 $8.811960 $8.629981 $9.032552 $8.882785	3,084.324 10,592.797 25,813.596 28,952.104 28,770.333 19,684.958 5,190.102	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.540396 $11.035611 $10.043809 $9.947079 $10.357094 $10.162935 $10.000000	$11.532646 $10.540396 $11.035611 $10.043809 $9.947079 $10.357094 $10.162935	7,320.767 11,526.902 15,262.155 31,386.089 29,298.265 26,032.820 21,806.199	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.024299 $11.918055 $10.070907 $10.040519 $10.921279 $10.756115 $10.000000	$12.075239 $11.024299 $11.918055 $10.070907 $10.040519 $10.921279 $10.756115	455.439 9,516.761 55,399.037 63,746.557 60,823.147 37,141.262 5,408.988	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.751378 $11.406793 $10.044591 $9.993076 $10.613321 $10.413329 $10.000000	$11.752367 $10.751378 $11.406793 $10.044591 $9.993076 $10.613321 $10.413329	0.000 1,307.621 35,273.941 83,028.666 85,820.463 68,359.907 7,459.389	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA S&P 500 Index - Service Class(3)(13) Subaccount inception date May 1, 2017	2019 2018 2017	$10.435474 $11.184152 $9.998521	$13.416257 $10.435474 $11.184152	0.000 0.000 0.000	0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.033549 $16.147648 $14.242354 $11.985086 $12.526940 $12.136615 $10.000000	$17.246669 $14.033549 $16.147648 $14.242354 $11.985086 $12.526940 $12.136615	0.000 0.000 154.576 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.132468 $17.690455 $14.738321 $13.497831 $13.432961 $12.853885 $10.000000	$21.008243 $16.132468 $17.690455 $14.738321 $13.497831 $13.432961 $12.853885	37.179 37.098 180.696 0.000 0.000 0.000 0.000	1,157.925 1,158.001 1,158.088 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.299846 $12.422077 $10.295319 $10.386586 $10.450790 $11.228868 $10.000000	$12.232180 $10.299846 $12.422077 $10.295319 $10.386586 $10.450790 $11.228868	0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
35

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA WMC US Growth - Service Class(14) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.164642 $17.457784 $13.772422 $13.653984 $13.020441 $11.943257 $10.000000	$23.583131 $17.164642 $17.457784 $13.772422 $13.653984 $13.020441 $11.943257	3,942.878 3,823.837 4,159.778 296.299 321.861 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082 $10.000000	$14.051949 $12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082	131,370.961 123,031.649 121,798.337 106,500.252 100,768.455 60,261.280 9,203.833	10,500.439 10,201.042 6,778.125 6,190.449 6,283.199 5,870.722 1,595.908
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655 $10.000000	$18.639081 $15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655	654,093.552 656,752.950 652,889.230 657,214.504 537,053.698 297,393.821 130,883.307	177,342.900 158,841.346 143,512.313 109,671.509 77,369.103 35,378.213 1,975.885
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807 $10.000000	$15.777009 $13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807	2,543,770.454 2,090,792.158 1,808,271.735 1,518,578.099 1,064,225.370 542,177.270 202,156.745	151,434.105 121,207.301 112,002.900 55,565.868 45,535.161 34,954.394 32,795.873
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853 $10.000000	$10.510874 $9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853	1,447,770.950 1,161,233.991 1,060,739.134 896,495.790 520,629.599 277,648.265 72,559.232	130,140.642 110,227.879 118,621.984 105,581.648 88,748.879 66,631.836 13,559.146
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889 $10.000000	$22.532546 $17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889	2,554,368.031 2,187,050.121 2,025,799.053 1,482,490.355 1,112,916.540 521,782.334 139,625.304	258,870.218 250,459.981 247,393.352 150,354.305 74,524.364 56,515.113 5,750.234
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942 $10.000000	$20.298990 $16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942	2,443,140.631 2,165,073.298 2,006,116.556 1,723,830.518 1,226,195.233 740,390.457 135,685.357	166,507.881 140,293.787 134,307.236 110,857.471 61,403.588 38,656.944 16,194.310
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813 $10.000000	$13.701222 $11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813	1,318,040.106 1,134,593.797 1,054,666.632 769,619.467 582,847.034 298,431.729 106,474.392	281,904.377 234,909.894 101,725.577 81,170.853 49,670.229 55,940.282 11,796.178
36

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651 $10.000000	$16.491649 $13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651	1,273,352.865 1,133,751.220 1,047,400.914 879,816.155 593,400.350 273,204.004 133,395.960	112,805.975 102,457.780 81,707.627 71,345.399 52,133.830 24,106.110 10,104.166
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572 $10.000000	$19.641824 $15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572	1,891,342.939 1,669,629.774 1,604,352.876 1,419,325.511 1,120,089.200 579,212.279 151,751.424	329,848.172 243,462.222 246,142.504 195,132.916 140,148.356 118,853.231 27,809.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.751449 $16.380325 $13.794257 $12.510483 $12.909862 $12.359513 $10.000000	$16.685794 $13.751449 $16.380325 $13.794257 $12.510483 $12.909862 $12.359513	953,103.290 816,717.752 784,310.250 706,117.266 499,738.116 275,186.445 53,986.481	127,718.093 124,319.231 164,456.106 129,048.068 80,164.896 35,981.779 12,977.702
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088 $10.000000	$15.919693 $12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088	365,137.681 281,207.980 263,259.111 250,091.346 223,748.686 131,553.368 43,161.470	53,730.758 58,664.048 56,379.342 48,279.590 19,655.441 41,137.509 899.234
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440 $10.000000	$13.186905 $11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440	109,718.645 98,611.007 87,873.997 85,546.745 65,690.361 40,643.384 5,609.107	78,033.556 144,271.462 50,993.442 30,094.275 7,122.081 2,242.058 1,601.419
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2019 2018	$9.551691 $9.989248	$11.303756 $9.551691	117,671.870 34,665.519	2,227.942 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569 $10.000000	$12.398207 $11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569	695,274.656 677,026.470 641,317.721 539,794.471 401,355.169 232,278.299 77,712.400	40,445.810 20,449.012 23,890.336 20,642.438 14,200.268 29,335.126 1,667.082
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	603,402.517 501,684.492 428,738.858 528,526.442 362,950.205 427,907.606 338,890.611	490,631.369 165,110.085 121,669.840 227,915.932 239,896.234 323,159.505 280,954.452
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	38,639.061 581,427.962 49,572.753 662,399.601 580,070.992 44,442.215 0.000	35,520.268 225,809.744 43,112.001 181,802.659 170,188.183 2,882.421 0.000
37

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$10.458472 $11.273779 $9.983636 $9.523565 $9.999589	$12.137363 $10.458472 $11.273779 $9.983636 $9.523565	2,940,105.323 2,336,529.730 1,656,994.558 923,327.245 380,024.521	838,946.888 637,286.761 455,837.348 321,338.494 55,084.648
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2018 2017 2016 2015 2014 2013	$13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659 $10.000000	$16.578603 $13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659	534,487.014 496,599.947 501,903.029 471,396.634 381,194.216 272,884.281 89,828.768	119,758.281 134,285.716 119,938.251 105,993.888 51,056.631 15,865.047 4,433.326
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335 $10.000000	$11.761133 $9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335	666,676.919 578,441.475 616,714.071 550,229.254 476,422.298 293,348.493 132,719.253	30,812.484 27,880.039 27,081.757 25,915.974 12,094.498 15,012.556 6,569.304
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559 $10.000000	$9.282960 $9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559	1,332,166.287 820,929.422 563,274.413 1,157,645.842 1,254,649.757 552,991.301 369,356.451	91,509.365 128,775.494 286,054.761 481,917.802 173,349.521 277,327.868 440,133.723
TA BlackRock iShares Edge 40- Service Class(4) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110 $10.000000	$11.951619 $10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110	727,330.922 696,563.852 644,817.070 680,988.428 652,575.993 382,786.689 164,123.157	319,614.453 319,857.270 294,524.088 256,070.480 70,273.065 46,684.303 18,214.709
TA BlackRock iShares Edge 50 - Service Class(5) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$10.823311 $11.283871 $10.149951 $9.998771	$12.371941 $10.823311 $11.283871 $10.149951	816,919.386 447,830.927 177,785.772 127,082.054	291,857.378 133,087.714 8,818.190 1,121.476
TA BlackRock iShares Edge 75 - Service Class(6) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.240798 $11.875999 $10.219150 $9.998771	$13.318919 $11.240798 $11.875999 $10.219150	334,147.011 203,622.539 29,959.007 9,920.315	36,272.432 22,074.618 11,796.126 4,635.791
TA BlackRock iShares Edge 100 - Service Class(7) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.849103 $12.705812 $10.466249 $9.998771	$14.541701 $11.849103 $12.705812 $10.466249	113,895.644 99,419.271 73,214.245 1,305.419	3,455.348 2,931.517 1,733.651 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653 $10.000000	$13.279432 $11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653	2,591,457.276 2,712,309.573 2,981,515.220 2,995,615.346 2,824,171.560 2,279,685.734 1,062,326.524	538,782.475 577,176.900 612,521.258 611,503.376 542,307.444 408,102.800 153,615.213
TA International Growth - Service Class(8) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015 $10.000000	$12.691851 $10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015	665,881.229 617,947.520 640,957.734 514,531.244 401,098.072 198,576.391 54,289.170	78,025.530 81,953.326 166,271.621 96,730.108 64,538.618 31,673.638 9,026.006
38

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341 $10.000000	$16.005890 $13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341	2,771,472.905 2,670,591.839 2,400,470.726 2,280,541.329 1,900,490.480 1,075,352.419 340,775.936	901,371.790 928,421.371 873,142.689 792,117.654 781,802.068 466,329.663 115,364.242
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215 $10.000000	$17.963577 $13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215	659,245.625 442,812.111 332,363.084 253,925.443 214,622.396 131,642.141 43,197.745	119,745.940 113,364.058 50,929.238 42,522.390 22,375.179 21,384.766 340.292
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.894537 $11.554742 $10.419628 $10.140218 $10.519054 $10.473903 $10.000000	$12.186495 $10.894537 $11.554742 $10.419628 $10.140218 $10.519054 $10.473903	1,304,142.536 1,345,023.406 1,375,241.303 1,301,934.889 1,048,295.580 808,572.559 197,702.338	234,813.448 248,221.846 202,168.937 239,898.351 142,620.573 111,380.004 38,415.952
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.596995 $14.321488 $11.688562 $11.212077 $11.627700 $11.522602 $10.000000	$15.618803 $12.596995 $14.321488 $11.688562 $11.212077 $11.627700 $11.522602	627,294.394 590,587.513 543,810.019 463,351.539 418,673.387 262,361.605 36,368.007	87,851.657 75,403.134 73,953.774 52,784.743 48,492.774 49,012.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.057698 $13.207882 $11.219717 $10.718558 $11.161786 $11.059804 $10.000000	$14.228679 $12.057698 $13.207882 $11.219717 $10.718558 $11.161786 $11.059804	4,973,481.246 5,099,182.191 5,004,140.803 4,580,191.466 4,228,006.581 2,647,022.142 928,559.387	1,623,482.457 1,677,497.283 1,501,919.229 1,143,027.051 913,343.252 670,113.482 189,578.346
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.467421 $12.299669 $10.751867 $10.368927 $10.792938 $10.677437 $10.000000	$13.124268 $11.467421 $12.299669 $10.751867 $10.368927 $10.792938 $10.677437	10,291,170.956 9,582,931.023 8,622,901.100 8,597,936.171 8,072,655.261 7,047,236.950 2,601,064.736	2,029,694.517 1,858,925.645 1,623,291.871 1,387,636.581 1,249,560.186 1,153,517.511 548,202.427
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.905232 $10.064979 $9.878813 $9.825274 $9.940491 $9.600889 $10.000000	$10.563219 $9.905232 $10.064979 $9.878813 $9.825274 $9.940491 $9.600889	1,129,885.638 981,503.015 953,434.664 942,151.177 616,663.647 395,088.549 93,360.784	371,927.248 301,420.224 235,327.190 202,864.847 129,421.407 85,882.493 20,246.996
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303 $10.000000	$20.056322 $15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303	308,586.099 285,690.983 310,892.416 272,245.987 241,030.105 129,180.322 30,035.290	48,007.756 46,517.383 19,384.422 15,535.465 11,590.613 8,189.077 3,605.691
39

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.312182 $11.884454 $9.931274 $9.973576 $10.318920 $10.558141 $10.000000	$11.947448 $10.312182 $11.884454 $9.931274 $9.973576 $10.318920 $10.558141	1,506,716.233 1,576,816.820 1,414,553.655 1,319,600.927 1,226,183.901 848,630.204 293,777.940	318,193.153 314,883.258 298,097.633 318,498.436 310,383.575 236,610.664 115,528.018
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728 $10.000000	$17.004433 $13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728	896,556.853 841,221.109 818,149.110 712,228.992 476,988.612 299,787.805 74,070.665	108,317.615 118,935.335 108,512.914 130,384.605 91,933.803 74,429.244 9,736.990
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.839008 $11.365915 $10.632847 $10.358900 $10.557858 $10.084125 $10.000000	$11.949729 $10.839008 $11.365915 $10.632847 $10.358900 $10.557858 $10.084125	3,401,466.095 3,420,525.183 3,554,411.553 3,667,830.017 3,291,093.077 2,054,636.551 894,850.257	627,386.557 556,815.231 454,403.949 464,745.439 415,752.063 201,557.433 37,868.617
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971 $10.000000	$12.304477 $10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971	3,554,692.174 3,640,800.881 3,831,873.574 3,949,844.957 2,982,583.051 1,783,972.987 700,100.118	540,426.548 565,446.910 577,396.786 554,668.026 570,511.735 324,670.846 149,268.285
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280 $10.000000	$12.827766 $11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280	1,901,002.166 1,981,456.592 2,074,708.516 2,294,608.176 1,953,463.280 1,121,248.477 317,190.390	425,873.302 435,182.951 449,638.255 431,371.507 437,785.108 256,042.935 99,114.016
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2019 2018	$8.955738 $9.969768	$10.322009 $8.955738	61,220.009 17,812.118	5,208.630 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2019 2018 2017	$11.663820 $11.930999 $11.412629	$13.207033 $11.663820 $11.930999	381,241.787 298,991.491 261,090.836	26,715.540 10,824.627 268.976
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507 $10.000000	$12.776792 $11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507	10,946,314.313 11,336,074.982 11,532,477.487 11,862,242.225 11,245,688.232 8,044,330.855 2,363,680.143	2,082,347.994 2,108,926.176 1,985,684.563 1,958,837.077 1,970,672.874 1,292,001.114 555,062.407
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484 $10.000000	$12.211357 $11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484	1,151,553.544 1,200,030.500 1,319,995.521 1,367,421.896 1,250,154.759 781,162.937 269,936.394	170,427.391 166,742.607 159,782.360 178,627.021 128,205.289 75,528.265 24,584.744
40

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846 $10.000000	$13.812289 $11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846	6,676,987.270 6,875,318.174 7,282,339.849 7,529,268.168 7,291,849.274 5,843,346.997 1,525,463.500	2,530,082.104 2,663,170.607 2,767,492.457 2,719,484.173 2,826,399.286 2,282,851.722 613,609.495
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.842928 $12.360245 $11.324315 $11.035764 $11.577846 $10.877738 $10.000000	$13.863410 $11.842928 $12.360245 $11.324315 $11.035764 $11.577846 $10.877738	1,251,731.467 1,337,614.088 1,437,998.776 1,652,254.434 1,658,155.605 1,310,265.637 435,941.251	289,503.026 301,619.922 307,923.519 303,048.364 303,582.267 219,277.838 120,683.301
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550 $10.000000	$26.958784 $22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550	1,058,981.383 416,299.976 313,721.975 263,870.600 211,218.441 93,284.197 10,953.011	127,466.741 12,125.151 10,900.348 7,893.869 2,955.990 10,985.079 316.311
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977 $10.000000	$12.672017 $10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977	2,675,186.883 2,605,784.921 2,700,590.606 2,435,686.485 1,478,259.792 806,988.533 290,422.825	343,871.161 326,392.137 280,799.256 209,716.703 114,980.851 19,102.045 6,629.604
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.386058 $10.330687 $9.320727 $9.426201 $9.907970 $9.998767	$10.606383 $9.386058 $10.330687 $9.320727 $9.426201 $9.907970	1,533,506.172 1,305,416.266 1,002,312.697 718,253.060 607,090.827 15,830.286	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$9.386058 $10.330687 $9.320727 $9.426201 $10.246046	$10.606383 $9.386058 $10.330687 $9.320727 $9.426201	N/A	145,309.516 127,685.486 85,827.049 86,050.647 14,350.025
TA MSCI EAFE Index - Service Class(3) 12) Subaccount inception date May 1, 2017	2019 2018 2017	$9.302137 $11.027259 $9.998644	$11.080598 $9.302137 $11.027259	276,980.323 143,134.753 43,633.001	28,388.012 11,256.816 721.523
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.095629 $13.834654 $12.338317 $11.635637 $11.818958 $10.857766 $10.000000	$15.673777 $13.095629 $13.834654 $12.338317 $11.635637 $11.818958 $10.857766	2,455,146.369 2,403,712.475 2,559,046.444 2,003,246.105 388,711.442 141,031.551 45,766.840	901,712.958 869,917.094 759,533.398 495,818.051 41,996.249 6,313.753 1,126.357
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749 $10.000000	$13.181539 $11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749	1,908,033.571 2,059,622.554 2,156,973.128 2,007,072.010 1,902,971.324 1,538,245.589 619,870.377	204,531.155 214,794.087 212,166.737 231,085.300 215,785.212 172,680.043 55,050.913
41

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237 $10.000000	$12.783697 $11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237	666,700.147 653,859.709 718,348.771 743,577.955 612,774.710 232,491.193 105,628.761	81,809.872 130,749.597 116,757.698 130,189.408 77,630.972 51,810.533 12,527.995
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759 $10.000000	$13.692713 $11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759	1,289,166.943 1,338,538.541 1,302,358.455 1,298,414.762 1,081,739.569 657,580.063 227,623.707	281,974.679 289,213.341 279,984.963 263,782.591 212,891.758 153,961.879 65,251.248
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111 $10.000000	$10.450712 $9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111	2,216,551.663 2,128,922.116 2,076,152.651 1,910,655.234 1,603,950.531 1,065,241.955 518,558.234	472,782.262 439,135.959 363,581.813 306,374.380 205,707.403 174,646.139 62,399.128
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705 $10.000000	$9.305793 $8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705	688,638.118 729,149.874 736,992.236 659,913.703 518,147.053 338,029.436 174,430.368	203,057.107 140,394.224 115,693.011 77,271.956 49,329.679 55,501.532 18,553.856
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136 $10.000000	$11.648630 $10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136	756,802.034 819,484.927 861,121.644 805,064.125 722,460.397 506,327.759 161,863.050	56,320.842 62,818.425 71,923.438 90,102.551 148,827.068 125,791.213 33,390.211
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901 $10.000000	$12.196651 $11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901	1,716,046.498 1,799,312.022 1,961,550.275 1,959,343.916 2,195,858.600 1,734,327.967 648,535.359	256,977.386 307,409.183 333,293.573 416,566.969 498,518.632 387,940.398 115,859.600
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761 $10.000000	$11.870494 $10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761	3,392,318.696 3,463,314.892 3,448,366.529 3,476,455.560 3,590,980.421 3,354,210.530 1,218,304.781	593,236.793 517,634.370 410,118.907 437,725.192 432,796.812 414,295.258 128,905.125
TA S&P 500 Index - Service Class(3)(13) Subaccount inception date May 1, 2017	2019 2018 2017	$10.461768 $11.195411 $9.998644	$13.470249 $10.461768 $11.195411	587,376.606 244,242.168 95,098.874	289,466.242 91,794.467 9,458.526
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774 $10.000000	$17.420053 $14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774	592,815.833 555,896.904 523,635.252 392,739.616 322,389.693 249,092.588 69,255.931	85,270.385 60,878.773 52,698.784 43,315.463 29,984.253 23,485.614 1,084.477
42

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763 $10.000000	$21.219453 $16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763	1,069,722.852 905,451.449 822,067.450 690,199.274 546,797.845 305,737.792 68,144.429	205,108.166 183,675.132 169,072.394 143,538.511 82,152.826 51,364.263 6,677.005
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128 $10.000000	$12.355179 $10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128	386,378.436 357,915.746 308,477.093 259,634.586 228,688.819 105,923.732 33,057.840	35,014.108 19,910.456 17,234.717 15,356.821 11,779.406 8,068.633 6,039.947
TA WMC US Growth - Service Class(14) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227 $10.000000	$23.820192 $17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227	626,800.389 435,377.202 387,490.752 392,527.109 319,849.310 236,173.898 45,675.117	121,053.166 84,544.235 77,269.263 68,063.936 52,423.685 4,077.521 0.000

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.229721 $13.265939 $11.646400 $11.318968 $11.343284 $10.750435 $10.000000	$14.240631 $12.229721 $13.265939 $11.646400 $11.318968 $11.343284 $10.750435	812,111.659 753,816.358 623,215.371 502,881.965 455,090.353 393,225.067 267,220.904	118,570.426 93,140.569 44,667.801 27,056.567 24,521.475 10,094.971 2,964.262
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.481189 $16.658578 $14.229627 $12.978543 $12.963438 $12.016687 $10.000000	$18.889318 $15.481189 $16.658578 $14.229627 $12.978543 $12.963438 $12.016687	1,531,548.158 1,279,010.377 1,384,218.428 1,260,445.860 945,094.363 587,712.929 183,618.663	321,801.920 259,485.344 265,076.789 159,011.698 112,724.542 59,344.821 11,850.242
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.401339 $14.276088 $12.480067 $11.590179 $11.614612 $11.197765 $10.000000	$15.988802 $13.401339 $14.276088 $12.480067 $11.590179 $11.614612 $11.197765	9,119,386.512 6,878,216.464 5,823,352.885 3,903,385.449 2,720,425.164 1,582,900.388 526,445.841	1,049,204.376 1,072,788.997 870,197.902 750,045.847 224,846.179 157,965.515 28,351.522
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.897565 $10.130310 $9.929369 $9.800537 $9.931396 $9.585654 $10.000000	$10.651966 $9.897565 $10.130310 $9.929369 $9.800537 $9.931396 $9.585654	5,449,782.304 4,537,869.985 5,293,833.062 3,642,645.299 2,576,177.547 1,903,463.496 438,960.594	609,986.306 540,810.212 514,137.613 449,149.112 310,062.628 185,552.208 51,185.079
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.743061 $18.075582 $14.315957 $13.285705 $12.633586 $11.830688 $10.000000	$22.834999 $17.743061 $18.075582 $14.315957 $13.285705 $12.633586 $11.830688	9,592,666.882 6,407,935.612 5,597,538.999 3,828,625.104 2,612,821.220 1,263,905.792 491,243.624	1,294,342.317 900,174.965 661,629.077 402,386.735 241,108.869 85,407.943 9,831.398
43

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.571891 $17.147103 $14.236379 $12.970965 $12.991220 $11.931867 $10.000000	$20.571466 $16.571891 $17.147103 $14.236379 $12.970965 $12.991220 $11.931867	7,933,327.487 6,098,745.961 5,512,296.014 4,212,430.232 2,946,870.889 1,776,072.404 468,209.033	668,747.191 506,097.228 329,767.984 223,024.159 108,633.234 38,073.258 7,621.422
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.481798 $13.432170 $10.328094 $10.136201 $10.788034 $11.260843 $10.000000	$13.885159 $11.481798 $13.432170 $10.328094 $10.136201 $10.788034 $11.260843	4,980,259.401 4,202,293.065 2,592,746.805 1,811,487.965 1,150,475.774 528,244.877 221,404.888	831,682.097 573,434.248 199,067.363 114,814.438 66,127.553 55,666.789 5,831.571
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.641930 $14.463790 $12.618836 $11.949550 $12.062460 $11.107482 $10.000000	$16.713017 $13.641930 $14.463790 $12.618836 $11.949550 $12.062460 $11.107482	5,460,686.416 4,330,871.436 3,404,646.222 2,718,419.249 2,102,030.771 1,318,331.404 385,204.975	416,399.905 399,321.516 306,970.063 247,618.014 222,219.041 117,346.357 51,236.774
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.361620 $16.670738 $13.889797 $13.061381 $13.177562 $11.956533 $10.000000	$19.905515 $15.361620 $16.670738 $13.889797 $13.061381 $13.177562 $11.956533	5,865,463.318 4,116,787.604 3,740,805.962 2,867,143.605 2,078,692.893 1,120,674.667 322,301.150	1,125,111.518 78,072.983 692,963.272 468,885.572 333,203.821 182,600.154 42,754.762
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.908228 $16.533749 $13.895732 $12.577430 $12.953004 $12.376023 $10.000000	$16.909817 $13.908228 $16.533749 $13.895732 $12.577430 $12.953004 $12.376023	3,357,740.533 2,315,300.220 2,036,206.240 1,462,172.599 1,084,200.133 685,821.654 334,929.528	685,197.672 536,456.688 431,355.903 231,478.894 162,352.751 95,219.188 12,831.301
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.188403 $14.967972 $12.733120 $11.804746 $12.353364 $11.749767 $10.000000	$16.133398 $12.188403 $14.967972 $12.733120 $11.804746 $12.353364 $11.749767	1,549,823.582 946,871.468 884,914.064 601,145.167 520,806.137 369,376.060 111,370.977	331,967.551 215,891.720 121,968.735 83,745.303 59,553.132 48,594.330 11,396.880
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.738485 $12.760104 $11.237079 $10.752653 $11.063752 $10.688708 $10.000000	$13.363990 $11.738485 $12.760104 $11.237079 $10.752653 $11.063752 $10.688708	471,195.698 409,243.639 382,057.197 275,465.530 235,548.227 177,694.429 74,398.651	97,231.746 109,474.751 52,505.098 6,952.933 4,340.814 1,679.847 489.652
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2019 2018	$9.564532 $9.989303	$11.341606 $9.564532	527,550.373 119,976.319	19,113.262 27,455.705
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.168500 $11.630493 $10.989661 $9.680785 $10.248119 $10.020960 $10.000000	$12.564622 $11.168500 $11.630493 $10.989661 $9.680785 $10.248119 $10.020960	2,286,887.804 1,845,607.063 1,794,790.186 2,248,332.913 2,295,513.349 1,038,247.528 1,626,123.155	172,677.990 135,039.962 135,480.415 103,653.230 72,638.287 43,093.474 12,108.444
44

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.573538 $9.698183 $9.598228 $9.709894 $9.854238 $9.560474 $10.000000	$10.049829 $9.573538 $9.698183 $9.598228 $9.709894 $9.854238 $9.560474	3,328,948.911 2,587,637.829 2,295,461.235 2,692,422.072 1,793,886.425 1,841,111.029 1,563,825.254	988,528.549 575,505.620 537,236.191 843,200.505 722,951.278 334,376.822 456,728.733
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.573538 $9.698183 $9.598228 $9.709894 $9.854238 $9.560474 $10.000000	$10.049829 $9.573538 $9.698183 $9.598228 $9.709894 $9.854238 $9.560474	592,778.616 6,448,823.102 1,172,724.402 5,835,936.087 5,171,644.291 349,553.555 5,913.906	82,024.300 1,410,387.223 139,714.195 1,116,647.989 949,243.544 47,635.117 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$10.535539 $11.334033 $10.017007 $9.536375 $9.999644	$12.251283 $10.535539 $11.334033 $10.017007 $9.536375	27,613,108.893 21,725,711.650 15,504,036.487 9,891,609.117 3,684,211.319	2,398,185.779 2,053,668.503 1,597,642.687 1,078,208.358 531,764.216
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.773995 $15.801913 $13.784815 $12.186650 $12.838062 $11.619171 $10.000000	$16.801175 $13.773995 $15.801913 $13.784815 $12.186650 $12.838062 $11.619171	1,913,932.444 1,657,867.486 1,745,190.991 1,481,345.369 1,060,213.602 794,609.291 243,887.144	296,873.564 209,293.366 188,632.173 136,736.325 55,917.298 7,874.649 677.588
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.668861 $10.924142 $9.968738 $10.056719 $10.277936 $9.190623 $10.000000	$11.919022 $9.668861 $10.924142 $9.968738 $10.056719 $10.277936 $9.190623	1,479,023.452 1,108,305.788 1,178,420.356 995,776.353 759,876.571 442,626.701 178,373.329	126,455.548 89,873.147 93,321.392 67,923.112 42,574.101 19,299.463 8,230.003
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.369739 $9.414005 $9.536370 $9.660323 $9.786246 $9.913807 $10.000000	$9.407600 $9.369739 $9.414005 $9.536370 $9.660323 $9.786246 $9.913807	7,487,777.559 5,376,722.182 4,121,309.777 4,599,372.916 3,733,409.851 2,695,157.653 1,918,148.551	955,752.270 712,145.682 812,190.477 1,000,334.458 1,256,086.721 1,062,094.764 794,012.415
TA BlackRock iShares Edge 40- Service Class(4) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.660568 $11.301221 $10.453538 $10.383365 $10.563518 $10.157681 $10.000000	$12.112072 $10.660568 $11.301221 $10.453538 $10.383365 $10.563518 $10.157681	3,855,221.379 3,336,071.789 3,254,697.631 3,187,671.328 2,651,637.829 1,683,653.395 810,279.100	425,332.496 373,261.365 359,559.335 370,430.762 311,001.952 211,734.449 74,224.183
TA BlackRock iShares Edge 50 - Service Class(5) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$10.883793 $11.324113 $10.165861 $9.998934	$12.465979 $10.883793 $11.324113 $10.165861	7,142,051.262 3,280,926.460 1,245,673.950 667,828.423	826,601.412 379,812.683 165,340.457 71,368.401
TA BlackRock iShares Edge 75 - Service Class(6) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.303598 $11.918343 $10.235165 $9.998934	$13.420135 $11.303598 $11.918343 $10.235165	2,229,691.516 1,127,697.901 210,644.804 146,462.321	465,080.311 302,609.786 295,363.493 53,151.657
TA BlackRock iShares Edge 100 - Service Class(7) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.915307 $12.751118 $10.482653 $9.998934	$14.652219 $11.915307 $12.751118 $10.482653	734,755.091 414,139.646 648,927.064 336,088.569	100,295.797 60,923.587 45,085.944 35,757.503
45

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.647816 $12.346011 $11.198904 $10.814301 $10.969470 $10.576786 $10.000000	$13.457711 $11.647816 $12.346011 $11.198904 $10.814301 $10.969470 $10.576786	15,736,138.667 16,770,077.309 17,392,774.195 16,767,485.965 13,322,996.553 9,840,157.007 4,121,639.585	2,022,924.840 2,107,367.859 2,086,355.858 1,985,574.337 1,746,164.959 1,261,558.778 599,756.578
TA International Growth - Service Class(8) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.227868 $12.629568 $10.075478 $10.220624 $10.379554 $11.116849 $10.000000	$12.862273 $10.227868 $12.629568 $10.075478 $10.220624 $10.379554 $11.116849	1,553,803.126 1,409,557.340 1,520,913.440 1,173,713.374 905,204.375 398,186.488 109,936.208	180,910.135 179,594.584 288,579.661 153,109.851 89,661.020 31,236.543 6,156.331
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.494713 $13.681193 $11.872953 $11.552058 $11.688939 $10.982007 $10.000000	$16.220771 $13.494713 $13.681193 $11.872953 $11.552058 $11.688939 $10.982007	15,967,013.582 15,123,174.730 14,247,830.433 12,311,660.109 8,353,356.336 3,792,971.424 1,063,072.812	2,010,553.209 1,953,843.112 1,719,645.645 1,391,847.276 955,660.118 564,867.035 141,887.419
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.528341 $13.909077 $10.945147 $11.349403 $12.136644 $12.327660 $10.000000	$18.204789 $13.528341 $13.909077 $10.945147 $11.349403 $12.136644 $12.327660	2,223,253.082 1,318,457.809 1,021,110.327 766,452.846 554,182.801 283,489.368 119,481.016	308,136.689 148,254.915 40,448.210 31,065.111 22,081.413 7,175.460 883.095
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.018726 $11.662972 $10.496265 $10.194463 $10.554197 $10.487906 $10.000000	$12.350088 $11.018726 $11.662972 $10.496265 $10.194463 $10.554197 $10.487906	9,331,488.532 8,732,785.588 8,129,518.982 7,369,662.075 6,590,300.451 4,424,753.668 1,967,675.135	1,272,888.913 1,291,025.983 1,287,130.865 998,390.073 854,687.950 511,293.968 155,033.857
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.740597 $14.455608 $11.774539 $11.272065 $11.666538 $11.538002 $10.000000	$15.828470 $12.740597 $14.455608 $11.774539 $11.272065 $11.666538 $11.538002	1,842,216.938 1,302,827.050 1,235,465.890 872,257.069 785,035.090 542,290.840 216,198.483	164,791.704 140,684.458 136,170.055 124,702.774 112,732.603 50,616.324 9,104.650
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.195165 $13.331600 $11.302262 $10.775920 $11.199081 $11.074586 $10.000000	$14.419708 $12.195165 $13.331600 $11.302262 $10.775920 $11.199081 $11.074586	23,493,194.258 24,195,032.665 22,719,509.550 17,160,543.887 13,412,471.766 8,497,318.082 2,921,058.560	2,784,877.005 2,883,904.801 2,724,396.800 2,250,585.291 1,765,194.953 1,180,685.812 371,964.713
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.598142 $12.414876 $10.830967 $10.424423 $10.829022 $10.691713 $10.000000	$13.300434 $11.598142 $12.414876 $10.830967 $10.424423 $10.829022 $10.691713	67,908,375.812 58,196,308.663 44,749,883.289 43,643,996.120 43,022,329.555 39,414,063.697 14,786,654.800	6,367,755.686 5,669,690.220 4,438,856.449 4,409,851.171 4,293,914.196 3,483,820.428 1,081,046.301
46

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.018152 $10.159265 $9.951494 $9.877856 $9.973722 $9.613735 $10.000000	$10.704024 $10.018152 $10.159265 $9.951494 $9.877856 $9.973722 $9.613735	5,838,172.451 5,193,540.763 5,071,249.516 4,241,433.510 2,763,432.839 1,605,693.871 379,935.488	1,019,415.747 883,885.999 821,623.219 782,795.964 436,641.592 224,897.387 71,642.116
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.756161 $17.027100 $14.276994 $13.015793 $13.233041 $11.762996 $10.000000	$20.325541 $15.756161 $17.027100 $14.276994 $13.015793 $13.233041 $11.762996	905,785.444 659,574.990 565,681.244 442,471.565 301,107.863 218,325.304 31,034.738	75,926.246 85,055.627 84,677.664 76,337.240 16,447.897 12,705.113 2,279.833
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.429721 $11.995753 $10.004331 $10.026952 $10.353417 $10.572261 $10.000000	$12.107812 $10.429721 $11.995753 $10.004331 $10.026952 $10.353417 $10.572261	6,715,159.906 7,031,345.151 6,679,959.063 5,032,791.726 4,352,263.937 2,707,685.708 1,001,377.152	734,157.306 767,559.188 731,831.745 695,932.137 579,400.271 338,155.595 125,901.112
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.856254 $15.970242 $14.293621 $12.671111 $13.225582 $11.652289 $10.000000	$17.232694 $13.856254 $15.970242 $14.293621 $12.671111 $13.225582 $11.652289	2,413,403.818 1,829,779.803 1,743,318.414 1,326,331.648 891,152.801 496,877.578 134,498.465	358,527.443 270,736.483 200,529.627 190,085.792 90,657.356 58,175.369 12,779.756
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.962603 $11.472408 $10.711093 $10.414355 $10.593167 $10.097615 $10.000000	$12.110188 $10.962603 $11.472408 $10.711093 $10.414355 $10.593167 $10.097615	18,366,820.473 18,163,711.208 18,246,070.081 18,032,239.382 15,224,511.896 9,673,496.652 3,647,455.492	2,585,676.642 2,625,312.760 2,608,486.734 2,573,082.452 1,929,859.739 972,738.112 315,777.929
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.884557 $11.405837 $10.459865 $10.667801 $11.036579 $10.306733 $10.000000	$12.469681 $10.884557 $11.405837 $10.459865 $10.667801 $11.036579 $10.306733	23,052,221.916 23,551,863.760 24,698,180.294 26,984,322.609 23,270,689.215 11,455,244.918 4,201,161.307	2,678,302.706 2,772,645.966 3,225,027.403 3,292,643.389 2,866,452.866 1,357,996.260 487,654.222
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.273056 $11.988685 $10.728165 $10.976679 $11.458264 $10.730609 $10.000000	$12.999974 $11.273056 $11.988685 $10.728165 $10.976679 $11.458264 $10.730609	8,391,956.034 8,827,153.810 9,278,390.108 9,463,756.250 7,989,183.294 3,706,614.257 1,118,117.415	1,589,993.613 1,656,607.885 1,755,275.227 1,935,701.670 1,827,734.681 1,071,154.990 446,170.412
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2019 2018	$8.967781 $9.969823	$10.356579 $8.967781	404,258.688 62,093.842	53,989.579 4,930.839
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2019 2018 2017	$11.796811 $12.042783 $11.138948	$13.384374 $11.796811 $12.042783	3,378,894.664 2,805,869.832 2,784,065.023	198,988.478 103,794.325 58,981.430
47

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.342958 $12.039560 $10.751772 $10.498125 $10.827115 $10.491519 $10.000000	$12.948318 $11.342958 $12.039560 $10.751772 $10.498125 $10.827115 $10.491519	86,842,901.571 89,747,484.008 92,025,653.349 92,913,771.231 88,214,890.695 59,306,574.409 18,434,492.325	11,834,912.356 11,913,003.627 11,518,842.088 11,171,168.043 10,488,321.409 6,747,588.753 1,923,319.848
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.174893 $11.744234 $10.715366 $10.430131 $10.639777 $10.242158 $10.000000	$12.375281 $11.174893 $11.744234 $10.715366 $10.430131 $10.639777 $10.242158	8,075,630.462 8,204,167.248 8,267,250.367 8,108,185.282 7,412,878.936 4,694,520.955 1,618,607.230	1,262,908.865 1,276,454.109 1,309,948.853 1,207,976.550 989,793.825 580,152.452 254,689.318
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.875819 $12.959786 $11.081887 $10.725732 $11.261890 $10.973502 $10.000000	$13.997728 $11.875819 $12.959786 $11.081887 $10.725732 $11.261890 $10.973502	25,390,841.333 26,642,741.182 28,075,509.366 27,563,516.359 26,023,451.584 19,834,296.274 ,6,571,228.797	4,288,894.418 4,441,065.708 4,826,256.728 4,669,714.368 4,982,747.395 3,847,629.433 1,174,019.131
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.977936 $12.476033 $11.407632 $11.094806 $11.616532 $10.892283 $10.000000	$14.020029 $11.977936 $12.476033 $11.407632 $11.094806 $11.616532 $10.892283	6,778,158.650 7,265,888.250 7,914,126.891 8,682,436.920 8,329,407.278 6,715,283.322 2,038,067.991	984,494.676 1,058,496.974 1,143,141.849 1,193,889.896 1,039,548.227 885,097.098 333,672.269
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$22.416568 $21.338334 $15.088414 $15.677777 $14.251112 $13.647750 $10.000000	$27.320526 $22.416568 $21.338334 $15.088414 $15.677777 $14.251112 $13.647750	3,870,688.226 1,142,063.364 792,594.137 480,980.965 304,253.707 133,481.154 22,128.499	493,203.883 202,657.647 157,689.121 130,875.644 24,027.587 2,298.094 868.595
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.039845 $12.107713 $10.807498 $10.471099 $10.739932 $10.703267 $10.000000	$12.842151 $11.039845 $12.107713 $10.807498 $10.471099 $10.739932 $10.703267	12,305,187.654 12,883,813.677 13,108,339.031 10,602,051.876 5,288,964.909 2,600,376.005 1,191,069.381	1,188,025.645 1,193,463.576 1,048,955.873 659,277.615 269,610.823 83,097.770 20,841.400
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.464257 $10.395820 $9.360815 $9.447880 $9.910906 $9.998931	$10.716157 $9.464257 $10.395820 $9.360815 $9.447880 $9.910906	9,338,598.980 7,534,928.807 5,841,730.122 5,318,610.365 3,809,465.702 107,694.441	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$9.464257 $10.395820 $9.360815 $9.447880 $10.255876	$10.716157 $9.464257 $10.395820 $9.360815 $9.447880	N/A	687,386.422 588,657.349 443,595.060 412,042.381 215,113.201
TA MSCI EAFE Index - Service Class(3)(12) Subaccount inception date May 1, 2017	2019 2018 2017	$9.333397 $11.042056 $9.998808	$11.140094 $9.333397 $11.042056	1,095,408.551 418,446.817 79,848.413	163,631.540 44,127.495 22,400.850
48

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.244911 $13.964235 $12.429084 $11.697900 $11.858446 $10.872281 $10.000000	$15.884190 $13.244911 $13.964235 $12.429084 $11.697900 $11.858446 $10.872281	16,848,742.325 17,161,359.738 17,573,872.378 12,029,262.665 1,750,200.128 274,739.580 78,350.446	3,141,695.563 3,190,588.373 3,069,406.808 1,879,400.175 213,241.130 104,177.057 8,105.229
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.308343 $12.311207 $11.131834 $10.701368 $11.124623 $10.451710 $10.000000	$13.358509 $11.308343 $12.311207 $11.131834 $10.701368 $11.124623 $10.451710	9,516,342.709 10,174,900.542 10,946,461.922 11,452,004.048 10,683,318.371 8,884,589.896 3,647,376.276	1,083,505.103 1,104,649.683 1,157,868.609 1,206,710.083 1,014,625.490 900,285.749 363,358.111
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.163861 $11.924511 $10.942677 $10.559845 $10.924926 $10.179845 $10.000000	$12.955369 $11.163861 $11.924511 $10.942677 $10.559845 $10.924926 $10.179845	5,237,103.348 5,224,914.807 5,685,902.758 5,871,431.061 4,889,845.914 1,579,140.211 624,928.717	722,289.042 717,366.704 774,411.045 813,979.499 519,473.755 174,401.927 38,034.235
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.565168 $12.692341 $11.197710 $10.816892 $11.350744 $10.808186 $10.000000	$13.876537 $11.565168 $12.692341 $11.197710 $10.816892 $11.350744 $10.808186	7,330,055.018 7,557,041.367 7,909,038.989 7,402,425.723 5,536,939.867 1,983,029.316 732,620.732	1,126,039.019 1,129,464.666 1,088,767.487 936,291.616 733,002.344 350,214.248 56,134.232
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.914819 $10.148714 $9.824802 $9.712694 $9.789141 $9.504820 $10.000000	$10.591024 $9.914819 $10.148714 $9.824802 $9.712694 $9.789141 $9.504820	10,878,359.541 9,901,127.179 9,493,347.879 8,384,913.510 6,650,984.685 4,704,987.215 2,266,145.450	1,823,121.915 1,761,454.351 1,684,691.488 1,508,850.263 973,835.975 495,278.990 161,131.774
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$8.829936 $9.086605 $8.925749 $8.710984 $9.085471 $8.903606 $10.000000	$9.430728 $8.829936 $9.086605 $8.925749 $8.710984 $9.085471 $8.903606	3,462,753.086 3,802,299.557 3,744,101.294 3,242,919.675 2,869,756.696 2,258,495.671 690,784.452	370,731.483 389,264.523 373,895.634 277,032.070 224,880.072 138,604.665 58,498.384
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.751641 $11.217207 $10.173525 $10.040445 $10.417774 $10.186747 $10.000000	$11.805017 $10.751641 $11.217207 $10.173525 $10.040445 $10.417774 $10.186747	3,702,951.389 3,821,388.593 4,068,063.205 4,409,415.909 4,163,327.162 3,183,886.653 1,398,106.099	450,014.023 459,013.630 485,182.204 478,585.598 552,882.139 324,422.935 118,979.550
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.245221 $12.114142 $10.200955 $10.134748 $10.985233 $10.781296 $10.000000	$12.360417 $11.245221 $12.114142 $10.200955 $10.134748 $10.985233 $10.781296	6,899,754.662 7,396,564.777 7,696,821.913 7,806,586.717 7,689,285.403 5,428,410.614 2,011,013.610	953,616.745 978,313.943 1,023,840.279 1,092,420.428 1,104,113.706 860,078.552 216,685.371
49

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.966795 $11.594458 $10.174287 $10.086856 $10.675473 $10.437709 $10.000000	$12.029869 $10.966795 $11.594458 $10.174287 $10.086856 $10.675473 $10.437709	19,081,520.487 19,361,228.760 18,423,471.855 19,518,423.400 20,140,864.592 19,316,097.476 8,269,991.501	1,634,874.970 1,633,606.607 1,641,023.766 1,697,322.547 1,768,559.551 1,628,220.302 647,314.571
TA S&P 500 Index - Service Class(3)(13) Subaccount inception date May 1, 2017	2019 2018 2017	$10.496897 $11.210437 $9.998808	$13.542532 $10.496897 $11.210437	5,066,253.496 1,318,889.940 667,835.226	867,073.988 109,016.890 54,018.223
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.314726 $16.413265 $14.426219 $12.097538 $12.600284 $12.165005 $10.000000	$17.653902 $14.314726 $16.413265 $14.426219 $12.097538 $12.600284 $12.165005	2,103,010.974 1,322,462.679 1,170,816.577 814,006.692 647,804.822 362,392.771 125,178.885	291,005.098 193,361.858 150,388.044 96,299.924 61,629.427 37,106.586 6,005.496
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.455703 $17.981448 $14.928581 $13.624458 $13.511598 $12.883957 $10.000000	$21.504302 $16.455703 $17.981448 $14.928581 $13.624458 $13.511598 $12.883957	3,648,135.893 2,384,534.860 2,127,258.620 1,680,511.445 1,182,146.738 635,447.438 196,039.006	630,334.274 407,662.014 290,707.507 190,625.336 107,755.608 57,477.608 10,052.774
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.506262 $12.626451 $10.428256 $10.484066 $10.511998 $11.255138 $10.000000	$12.521059 $10.506262 $12.626451 $10.428256 $10.484066 $10.511998 $11.255138	1,037,924.368 768,761.931 662,306.861 526,576.046 322,195.982 168,484.824 55,865.806	97,399.791 61,963.355 55,541.983 30,647.401 21,734.905 11,562.148 3,504.886
TA WMC US Growth - Service Class(14) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.508506 $17.744914 $13.950203 $13.782074 $13.096676 $11.971204 $10.000000	$24.139880 $17.508506 $17.744914 $13.950203 $13.782074 $13.096676 $11.971204	2,509,073.112 1,196,989.163 1,069,693.511 822,318.496 557,874.933 270,746.849 118,756.937	572,965.591 338,263.563 332,762.470 212,744.538 92,208.945 23,878.454 4,115.231

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.334112 $13.359003 $11.710586 $11.364376 $11.371714 $10.761224 $10.000000	$14.383748 $12.334112 $13.359003 $11.710586 $11.364376 $11.371714 $10.761224	328,505.108 175,683.275 103,142.056 64,510.196 64,263.104 37,128.764 14,995.732	28,193.872 28,657.453 6,380.607 0.000 0.000 2,670.490 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.613345 $16.775458 $14.308066 $13.030577 $12.995901 $12.028720 $10.000000	$19.079164 $15.613345 $16.775458 $14.308066 $13.030577 $12.995901 $12.028720	265,159.874 149,009.605 164,611.425 138,862.092 123,470.356 92,791.945 35,314.073	52,547.069 36,996.025 32,453.369 31,632.581 27,453.233 24,093.739 3,498.424
50

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.515767 $14.376273 $12.548874 $11.636649 $11.643706 $11.208984 $10.000000	$16.149529 $13.515767 $14.376273 $12.548874 $11.636649 $11.643706 $11.208984	1,555,165.027 981,904.031 590,650.159 525,236.696 368,263.063 293,609.932 138,211.893	89,763.562 64,067.036 35,117.407 11,607.906 7,769.297 4.304 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.982121 $10.201452 $9.984156 $9.839875 $9.956305 $9.595288 $10.000000	$10.759093 $9.982121 $10.201452 $9.984156 $9.839875 $9.956305 $9.595288	1,799,297.017 1,548,811.031 1,475,335.846 1,337,423.821 957,268.026 552,968.936 146,080.294	253,074.294 227,727.906 215,679.081 197,584.875 116,806.127 74,055.305 30,156.996
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.894539 $18.202405 $14.394875 $13.338973 $12.665223 $11.842546 $10.000000	$23.064503 $17.894539 $18.202405 $14.394875 $13.338973 $12.665223 $11.842546	1,782,356.261 815,897.274 600,904.597 392,092.064 294,898.100 186,803.477 71,129.439	377,994.953 41,881.437 37,703.650 20,793.088 14,283.324 21,557.734 13,719.092
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.713401 $17.267455 $14.314879 $13.022990 $13.023761 $11.943820 $10.000000	$20.778277 $16.713401 $17.267455 $14.314879 $13.022990 $13.023761 $11.943820	1,202,120.109 562,526.045 495,401.093 420,329.522 357,581.284 170,921.732 52,765.149	228,709.533 29,846.367 21,060.948 11,397.795 20,740.198 19,939.072 17,557.157
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.579867 $13.526456 $10.385062 $10.176872 $10.815068 $11.272124 $10.000000	$14.024778 $11.579867 $13.526456 $10.385062 $10.176872 $10.815068 $11.272124	892,424.088 430,086.104 282,731.238 208,072.831 163,772.248 114,327.791 16,463.971	267,397.197 39,896.198 26,881.339 15,365.966 10,557.027 10,509.620 8,788.363
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.758420 $14.565303 $12.688411 $11.997477 $12.092692 $11.118629 $10.000000	$16.881019 $13.758420 $14.565303 $12.688411 $11.997477 $12.092692 $11.118629	980,445.451 558,452.638 296,969.520 255,057.177 211,502.968 101,808.240 18,532.916	165,429.480 102,017.276 54,568.256 31,955.280 24,303.503 5,420.067 1,571.840
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.492781 $16.787722 $13.966380 $13.113758 $13.210576 $11.968514 $10.000000	$20.105592 $15.492781 $16.787722 $13.966380 $13.113758 $13.210576 $11.968514	1,232,211.740 628,942.932 529,654.783 492,381.196 426,751.229 311,539.859 100,871.307	155,002.599 73,167.056 67,017.902 56,078.329 41,522.119 28,934.053 12,693.008
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.027014 $16.649803 $13.972369 $12.627883 $12.985456 $12.388426 $10.000000	$17.079828 $14.027014 $16.649803 $13.972369 $12.627883 $12.985456 $12.388426	621,565.142 349,384.947 275,430.553 177,601.004 163,561.017 105,849.851 32,322.823	154,070.877 31,662.363 27,955.072 24,973.518 25,288.670 9,551.853 4,479.211
51

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.292496 $15.073041 $12.803346 $11.852103 $12.384321 $11.761540 $10.000000	$16.295605 $12.292496 $15.073041 $12.803346 $11.852103 $12.384321 $11.761540	340,248.503 173,883.158 137,962.027 124,980.079 112,986.456 71,885.942 35,644.269	109,506.769 10,844.551 7,722.919 5,749.821 11,039.005 4,860.226 7,281.608
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.838689 $12.849623 $11.299003 $10.795776 $11.091476 $10.699427 $10.000000	$13.498300 $11.838689 $12.849623 $11.299003 $10.795776 $11.091476 $10.699427	212,852.969 143,364.540 69,980.599 50,166.062 28,308.074 9,930.760 6,653.874	15,746.061 8,909.178 8,018.112 2,431.667 2,379.108 778.524 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2019 2018	$9.574171 $9.989344	$11.370069 $9.574171	137,028.173 36,469.916	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.263880 $11.712137 $11.050257 $9.719621 $10.273798 $10.031013 $10.000000	$12.690948 $11.263880 $11.712137 $11.050257 $9.719621 $10.273798 $10.031013	503,178.509 320,302.705 362,641.644 365,057.050 264,491.006 130,725.778 46,472.543	48,577.796 43,207.303 34,852.611 25,867.811 15,260.354 10,356.867 7,044.338
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072 $10.000000	$10.150892 $9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072	1,299,155.801 1,211,600.768 1,079,446.787 1,335,371.499 697,521.847 609,174.753 520,275.110	156,602.109 119,025.882 131,213.501 192,665.510 120,251.079 117,700.348 60,584.706
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072 $10.000000	$10.150892 $9.655323 $9.766290 $9.651190 $9.748859 $9.878951 $9.570072	5,251.510 60,770.568 0.000 0.000 0.000 0.000 0.000	0.000 3,833.130 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$10.593713 $11.379435 $10.042113 $9.545989 $9.999685	$12.337420 $10.593713 $11.379435 $10.042113 $9.545989	11,996,467.842 10,196,930.874 8,110,661.826 4,928,074.845 1,413,126.571	1,097,412.547 908,918.444 739,979.650 473,940.331 96,829.920
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.891600 $15.912793 $13.860798 $12.235510 $12.870208 $11.630812 $10.000000	$16.970064 $13.891600 $15.912793 $13.860798 $12.235510 $12.870208 $11.630812	309,908.692 163,764.171 159,609.528 138,897.838 61,960.156 25,626.680 7,256.513	41,879.122 37,113.265 32,486.106 31,173.160 22,459.264 15,934.879 4,780.753
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.751413 $11.000800 $10.023696 $10.097049 $10.303687 $9.199845 $10.000000	$12.038833 $9.751413 $11.000800 $10.023696 $10.097049 $10.303687 $9.199845	414,183.546 143,768.639 132,155.329 112,403.836 89,543.938 41,164.836 12,860.930	33,651.254 27,620.095 29,886.976 23,432.152 22,376.797 21,172.153 2,560.342
52

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.449768 $9.480095 $9.588969 $9.699074 $9.810770 $9.923751 $10.000000	$9.502196 $9.449768 $9.480095 $9.588969 $9.699074 $9.810770 $9.923751	2,816,175.654 2,826,627.459 2,437,218.640 2,456,952.601 2,010,638.975 1,443,548.814 899,801.995	196,717.887 214,373.622 93,020.599 515,389.143 1,727,056.057 2,879,830.881 145,828.155
TA BlackRock iShares Edge 40- Service Class(4) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.751618 $11.380554 $10.511182 $10.425007 $10.589984 $10.167870 $10.000000	$12.233853 $10.751618 $11.380554 $10.511182 $10.425007 $10.589984 $10.167870	1,413,916.799 1,313,794.770 1,159,911.467 1,296,566.839 1,080,862.218 623,127.531 268,509.728	121,492.005 128,775.408 116,439.464 100,139.594 70,004.737 32,762.921 14,090.541
TA BlackRock iShares Edge 50 - Service Class(5) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$10.929402 $11.354430 $10.177835 $9.999057	$12.537012 $10.929402 $11.354430 $10.177835	3,042,700.590 1,493,863.665 542,728.859 388,732.490	256,000.652 83,880.203 22,016.079 3,180.765
TA BlackRock iShares Edge 75 - Service Class(6) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.350954 $11.950233 $10.247219 $9.999057	$13.496584 $11.350954 $11.950233 $10.247219	877,127.320 547,226.258 203,066.232 180,001.729	123,358.042 50,061.605 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class(7) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.965214 $12.785227 $10.494991 $9.999057	$14.735682 $11.965214 $12.785227 $10.494991	386,990.307 78,698.880 64,953.339 43,869.130	11,893.611 1,403.735 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.747274 $12.432659 $11.260647 $10.857672 $10.996952 $10.587385 $10.000000	$13.592987 $11.747274 $12.432659 $11.260647 $10.857672 $10.996952 $10.587385	6,856,182.751 7,294,458.661 7,713,214.208 7,742,824.084 6,200,833.238 4,320,865.703 1,969,138.867	903,163.185 954,468.899 984,218.848 850,758.710 640,436.437 431,236.557 150,960.379
TA International Growth - Service Class(8) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.315212 $12.718194 $10.131037 $10.261621 $10.405556 $11.127981 $10.000000	$12.991573 $10.315212 $12.718194 $10.131037 $10.261621 $10.405556 $11.127981	333,545.294 235,143.369 184,789.893 155,959.303 140,136.619 66,623.112 22,301.612	40,987.823 42,726.160 34,642.124 27,841.382 11,797.477 10,139.958 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.609925 $13.777202 $11.938410 $11.598380 $11.718211 $10.993018 $10.000000	$16.383815 $13.609925 $13.777202 $11.938410 $11.598380 $11.718211 $10.993018	7,514,073.631 7,090,272.105 6,453,570.890 5,627,498.505 4,122,918.223 2,168,929.879 605,286.567	826,574.561 745,422.044 700,842.517 529,204.466 293,953.434 166,631.869 62,095.414
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.643858 $14.006693 $11.005500 $11.394925 $12.167048 $12.340009 $10.000000	$18.387774 $13.643858 $14.006693 $11.005500 $11.394925 $12.167048 $12.340009	744,039.015 286,748.597 204,649.186 121,166.295 98,052.610 64,211.374 28,463.664	32,906.922 12,952.125 12,057.605 8,956.409 9,836.012 7,724.044 0.000
53

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.112818 $11.744831 $10.554151 $10.235360 $10.580640 $10.498423 $10.000000	$12.474237 $11.112818 $11.744831 $10.554151 $10.235360 $10.580640 $10.498423	3,587,795.830 3,420,681.390 3,509,521.322 3,349,856.936 2,984,921.195 1,928,571.581 785,477.811	266,832.616 243,501.115 245,002.589 248,346.991 177,112.121 107,274.427 13,158.362
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.849411 $14.557080 $11.839475 $11.317279 $11.695770 $11.549567 $10.000000	$15.987614 $12.849411 $14.557080 $11.839475 $11.317279 $11.695770 $11.549567	361,993.527 194,361.304 163,435.525 81,192.541 94,099.758 36,543.476 2,468.009	35,106.144 23,846.406 16,953.812 10,602.006 7,185.573 1,571.040 5,258.281
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.299314 $13.425178 $11.364591 $10.819148 $11.227145 $11.085692 $10.000000	$14.564673 $12.299314 $13.425178 $11.364591 $10.819148 $11.227145 $11.085692	11,264,970.544 11,595,711.062 10,944,980.751 9,047,990.197 7,018,551.500 4,197,855.111 1,507,985.665	662,174.561 676,758.853 655,497.757 572,781.176 477,975.276 365,069.978 85,215.629
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.697206 $12.502039 $10.890701 $10.466234 $10.856149 $10.702435 $10.000000	$13.434181 $11.697206 $12.502039 $10.890701 $10.466234 $10.856149 $10.702435	28,013,568.643 25,011,917.348 21,275,906.716 20,600,851.837 19,562,323.435 16,886.380.920 5,462,160.802	1,454,617.622 1,372,648.352 1,287,145.736 1,314,864.912 1,229,185.209 1,106,523.523 400,013.153
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.103708 $10.230589 $10.006379 $9.917483 $9.998717 $9.623381 $10.000000	$10.812645 $10.103708 $10.230589 $10.006379 $9.917483 $9.998717 $9.623381	2,021,328.395 1,791,305.006 1,731,131.639 1,712,205.303 1,210,251.369 655,763.289 199,980.549	766,842.226 246,180.294 212,450.655 186,538.031 115,642.878 78,068.408 5,642.241
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.890715 $17.146612 $14.355718 $13.067996 $13.266196 $11.774789 $10.000000	$20.529881 $15.890715 $17.146612 $14.355718 $13.067996 $13.266196 $11.774789	299,506.853 158,243.703 133,747.154 105,740.003 70,126.307 40,675.593 20,179.528	16,504.634 8,524.337 5,752.607 4,432.723 2,807.748 663.236 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.518792 $12.079938 $10.059488 $10.067158 $10.379348 $10.582852 $10.000000	$12.229536 $10.518792 $12.079938 $10.059488 $10.067158 $10.379348 $10.582852	3,201,271.583 3,491,680.387 3,254,401.548 2,765,579.377 2,481,388.175 1,482,653.871 545,902.099	232,352.399 275,515.743 265,916.412 246,354.672 218,118.771 166,273.306 46,261.476
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.974585 $16.082330 $14.372441 $12.721939 $13.258726 $11.663974 $10.000000	$17.405954 $13.974585 $16.082330 $14.372441 $12.721939 $13.258726 $11.663974	475,520.154 255,590.631 193,800.939 145,199.336 88,619.657 60,493.765 31,965.230	111,636.915 20,946.852 21,878.819 22,528.118 14,411.224 6,344.237 6,129.223
54

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.056189 $11.552910 $10.770135 $10.456119 $10.619703 $10.107747 $10.000000	$12.231902 $11.056189 $11.552910 $10.770135 $10.456119 $10.619703 $10.107747	8,812,306.614 8,820,040.201 8,984,307.211 9,385,638.157 7,927,091.042 4,822,103.114 1,755,876.651	641,350.400 632,793.511 662,491.745 643,280.579 522,078.436 357,122.600 83,305.130
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.977505 $11.485905 $10.517546 $10.710585 $11.064219 $10.317071 $10.000000	$12.595045 $10.977505 $11.485905 $10.517546 $10.710585 $11.064219 $10.317071	11,211,183.384 11,525,574.113 11,950,678.423 12,807,077.887 11,210,930.239 5,553,032.401 1,731,470.954	601,760.108 655,532.980 695,820.301 746,852.539 757,872.315 428,082.204 170,898.767
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.369350 $12.072850 $10.787335 $11.020711 $11.486977 $10.741367 $10.000000	$13.130692 $11.369350 $12.072850 $10.787335 $11.020711 $11.486977 $10.741367	4,040,190.096 4,292,261.477 4,562,478.889 4,902,835.025 4,432,074.260 1,630,313.399 534,123.874	453,483.503 464,720.673 495,914.557 553,370.880 453,444.882 222,144.139 68,654.884
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2019 2018	$8.976821 $9.969864	$10.382588 $8.976821	160,588.420 5,555.452	7,693.775 17.261
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2019 2018 2017	$11.897505 $12.127279 $11.576938	$13.518879 $11.897505 $12.127279	2,322,600.061 1,845,229.531 1,340,325.844	59,413.424 18,748.593 10,933.462
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.439829 $12.124074 $10.811064 $10.540233 $10.854242 $10.502044 $10.000000	$13.078504 $11.439829 $12.124074 $10.811064 $10.540233 $10.854242 $10.502044	40,186,352.774 41,973,076.451 43,320,969.175 44,299,421.242 42,570,168.409 29,511,848.402 8,825,054.935	3,073,834.515 3,217,683.031 3,262,583.334 3,206,106.038 2,953,601.177 1,824,512.810 372,941.020
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.270342 $11.826673 $10.774463 $10.471975 $10.666439 $10.252434 $10.000000	$12.499710 $11.270342 $11.826673 $10.774463 $10.471975 $10.666439 $10.252434	4,082,948.339 4,300,812.920 4,408,579.201 4,450,403.887 3,706,354.630 2,724,971.946 875,220.175	432,105.682 434,666.576 498,804.300 491,911.299 379,923.921 181,285.657 29,954.334
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.977216 $13.050725 $11.142987 $10.768739 $11.290100 $10.984499 $10.000000	$14.138433 $11.977216 $13.050725 $11.142987 $10.768739 $11.290100 $10.984499	14,241,488.007 14,963,453.526 15,551,526.338 15,255,311.801 14,979,142.999 10,727,843.524 3,424,842.904	4,383,031.913 4,431,073.877 4,455,479.793 4,405,868.528 3,221,577.455 1,422,137.997 312,077.531
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.080245 $12.563616 $11.470549 $11.139325 $11.645646 $10.903208 $10.000000	$14.161002 $12.080245 $12.563616 $11.470549 $11.139325 $11.645646 $10.903208	3,449,252.684 3,807,675.652 4,041,185.565 4,542,652.112 4,503,750.020 3,695,013.317 992,195.452	200,891.827 211,873.643 245,326.716 248,371.369 234,967.166 212,258.917 106,705.872
55

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$22.607969 $21.488070 $15.171617 $15.740648 $14.286806 $13.661415 $10.000000	$27.595173 $22.607969 $21.488070 $15.171617 $15.740648 $14.286806 $13.661415	1,124,766.473 197,068.404 124,873.614 100,597.238 52,384.127 37,151.629 17,726.290	67,179.673 7,902.653 8,516.485 8,250.140 5,912.973 3,776.684 1,728.342
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.134129 $12.192691 $10.867088 $10.513098 $10.766844 $10.714003 $10.000000	$12.971275 $11.134129 $12.192691 $10.867088 $10.513098 $10.766844 $10.714003	4,139,585.691 4,427,923.003 4,482,156.633 3,129,968.395 810,460.597 108,638.151 32,497.068	405,936.264 382,499.7432 344,653.731 249,427.097 61,131.146 19,450.547 13,264.757
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.523349 $10.444947 $9.390991 $9.464171 $9.913106 $9.999055	$10.799251 $9.523349 $10.444947 $9.390991 $9.464171 $9.913106	4,589,132.057 3,861,812.717 2,866,590.117 2,448,449.410 1,453,971.420 76,379.514	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$9.523349 $10.444947 $9.390991 $9.464171 $10.263258	$10.799251 $9.523349 $10.444947 $9.390991 $9.464171	N/A	342,982.857 261,317.666 138,707.744 115,675.498 82,475.437
TA MSCI EAFE Index - Service Class(3)(12) Subaccount inception date May 1, 2017	2019 2018 2017	$9.356901 $11.053172 $9.998932	$11.184900 $9.356901 $11.053172	317,533.500 83,922.555 67,036.481	13,298.036 867.438 336.353
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.358009 $14.062241 $12.497609 $11.744808 $11.888160 $10.883184 $10.000000	$16.043864 $13.358009 $14.062241 $12.497609 $11.744808 $11.888160 $10.883184	1,942,455.859 8,082,557.605 8,266,653.980 6,011,438.332 613,810.316 31,679.289 12,212.154	1,907,647.288 1,942,455.859 1,892,914.028 1,600,191.410 25,697.618 3,915.953 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.404905 $12.397603 $11.193211 $10.744289 $11.152500 $10.462191 $10.000000	$13.492802 $11.404905 $12.397603 $11.193211 $10.744289 $11.152500 $10.462191	5,482,331.743 5,828,468.015 6,193,648.375 6,240,137.037 5,660,737.074 4,624,225.559 1,463,697.677	375,142.944 372,310.528 344,966.940 362,355.290 312,740.979 217,229.054 85,934.688
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.259193 $12.008215 $11.003018 $10.602192 $10.952289 $10.190054 $10.000000	$13.085606 $11.259193 $12.008215 $11.003018 $10.602192 $10.952289 $10.190054	2,752,545.349 2,789,616.154 3,026,916.356 3,000,803.860 2,187,278.834 828,513.026 318,136.507	203,657.074 174,813.748 197,295.594 163,296.900 107,219.573 55,915.691 32,849.994
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.663948 $12.781448 $11.259471 $10.860289 $11.379196 $10.819034 $10.000000	$14.016058 $11.663948 $12.781448 $11.259471 $10.860289 $11.379196 $10.819034	2,971,823.472 3,036,080.606 3,193,268.190 2,958,312.185 2,104,820.788 1,025,743.646 399,652.809	396,721.969 406,367.949 412,626.456 369,246.132 299,063.857 150,111.168 52,959.279
56

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.999486 $10.219953 $9.878967 $9.751636 $9.813662 $9.514350 $10.000000	$10.697495 $9.999486 $10.219953 $9.878967 $9.751636 $9.813662 $9.514350	4,507,023.086 4,078,328.756 3,837,609.038 3,603,596.701 2,789,151.344 2,057,386.825 999,005.652	436,870.549 408,032.862 385,040.793 345,262.575 219,903.010 161,712.401 71,077.327
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$8.905382 $9.150423 $8.974997 $8.745946 $9.108264 $8.912553 $10.000000	$9.525587 $8.905382 $9.150423 $8.974997 $8.745946 $9.108264 $8.912553	1,431,548.617 1,349,067.925 1,313,308.475 1,197,959.560 992,524.423 634,739.686 245,406.237	129,910.223 125,339.375 109,482.854 93,302.852 69,326.131 45,705.119 11,790.081
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.843452 $11.295935 $10.229619 $10.080716 $10.443870 $10.196963 $10.000000	$11.923694 $10.843452 $11.295935 $10.229619 $10.080716 $10.443870 $10.196963	1,973,129.061 2,128,820.189 2,275,464.773 2,529,250.172 2,516,500.446 1,956,366.926 986,485.934	144,750.429 148,787.888 168,217.273 180,744.514 164,805.083 100,636.795 34,113.523
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.341271 $12.199194 $10.257227 $10.175414 $11.012768 $10.792110 $10.000000	$12.484705 $11.341271 $12.199194 $10.257227 $10.175414 $11.012768 $10.792110	3,286,013.490 3,620,948.512 3,694,135.980 3,886,785.438 3,963,221.152 2,772,568.093 1,068,568.547	299,902.639 315,999.003 355,541.841 366,213.855 396,706.155 277,093.187 111,560.626
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.060460 $11.675842 $10.230394 $10.127307 $10.702212 $10.448174 $10.000000	$12.150822 $11.060460 $11.675842 $10.230394 $10.127307 $10.702212 $10.448174	10,054,346.988 10,217,809.754 9,690,670.529 9,953,491.562 10,469,253.134 9,739,945.304 3,730,758.901	658,616.755 690,762.959 713,159.092 679,650.913 688,579.617 551,094.701 253,611.218
TA S&P 500 Index - Service Class(3)(13) Subaccount inception date May 1, 2017	2019 2018 2017	$10.523344 $11.221729 $9.998932	$13.597027 $10.523344 $11.221729	1,490,013.574 200,223.280 87,853.517	384,465.642 65,287.850 997.476
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.436960 $16.528450 $14.505763 $12.146057 $12.631853 $12.177203 $10.000000	$17.831369 $14.436960 $16.528450 $14.505763 $12.146057 $12.631853 $12.177203	464,174.794 182,603.274 140,464.752 106,399.063 76,068.916 54,971.042 18,193.980	44,543.146 27,247.225 26,697.259 24,655.707 8,217.433 8,084.113 539.774
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.596211 $18.107637 $15.010885 $13.679092 $13.545434 $12.896853 $10.000000	$21.720454 $16.596211 $18.107637 $15.010885 $13.679092 $13.545434 $12.896853	913,606.830 386,389.978 298,003.710 222,570.486 152,938.437 89,796.826 36,367.237	110,143.292 36,872.771 29,643.857 29,151.814 16,964.161 12,915.262 7,173.521
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.595984 $12.715061 $10.485763 $10.526120 $10.538329 $11.266414 $10.000000	$12.646942 $10.595984 $12.715061 $10.485763 $10.526120 $10.538329 $11.266414	284,588.434 142,677.276 103,272.399 100,459.052 84,451.892 68,345.199 20,897.827	20,333.810 12,867.822 14,583.898 10,284.983 9,422.672 7,872.892 0.000
57

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA WMC US Growth - Service Class(14) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.658014 $17.869453 $14.027132 $13.837347 $13.129488 $11.983201 $10.000000	$24.382552 $17.658014 $17.869453 $14.027132 $13.837347 $13.129488 $11.983201	601,084.202 196,087.946 131,660.198 99,262.203 37,981.151 21,928.432 2,268.861	34,721.646 17,332.848 9,876.924 12,491.758 5,988.011 2,404.406 704.213
C-Share– No longer being sold
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.820889 $12.900074 $11.393112 $11.139271 $11.230363 $10.707426 $10.000000	$13.682267 $11.820889 $12.900074 $11.393112 $11.139271 $11.230363 $10.707426	66.792 66.136 64.970 65.214 64.277 811.084 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.963781 $16.199291 $13.920262 $12.772544 $12.834412 $11.968644 $10.000000	$18.148851 $14.963781 $16.199291 $13.920262 $12.772544 $12.834412 $11.968644	55,789.357 60,554.714 24,376.214 22,176.585 13,887.680 14,624.499 2,369.962	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.953391 $13.882413 $12.208686 $11.406154 $11.498985 $11.152965 $10.000000	$15.361961 $12.953391 $13.882413 $12.208686 $11.406154 $11.498985 $11.152965	30,926.190 30,785.532 30,634.601 31,869.565 13,110.016 8,375.065 1,466.780	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.566717 $9.850921 $9.713438 $9.644934 $9.832499 $9.547280 $10.000000	$10.234341 $9.566717 $9.850921 $9.713438 $9.644934 $9.832499 $9.547280	13,481.248 12,804.503 14,690.140 16,226.527 13,550.909 11,256.709 1,815.406	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.150058 $17.577203 $14.004679 $13.074793 $12.507820 $11.783374 $10.000000	$21.939850 $17.150058 $17.577203 $14.004679 $13.074793 $12.507820 $11.783374	29,915.721 31,216.218 34,838.539 23,099.573 22,991.594 12,226.155 4,230.107	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.018036 $16.674335 $13.926839 $12.765060 $12.861910 $11.884149 $10.000000	$19.765057 $16.018036 $16.674335 $13.926839 $12.765060 $12.861910 $11.884149	22,840.591 25,393.271 27,866.391 24,888.227 54,230.459 11,316.328 4,909.629	0.000 0.000 0.000 0.000 0.000 0.000 0.000
58

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.097987 $13.061780 $10.103487 $9.975250 $10.680630 $11.215808 $10.000000	$13.340754 $11.097987 $13.061780 $10.103487 $9.975250 $10.680630 $11.215808	90,283.883 85,308.579 72,016.486 61,724.332 56,199.076 51,256.929 1,229.873	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.185956 $14.064950 $12.344444 $11.759851 $11.942380 $11.063047 $10.000000	$16.057820 $13.185956 $14.064950 $12.344444 $11.759851 $11.942380 $11.063047	53,464.120 53,008.520 57,000.839 48,464.130 36,914.394 14,364.577 1,997.869	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.848151 $16.211056 $13.587771 $12.854041 $13.046409 $11.908722 $10.000000	$19.125115 $14.848151 $16.211056 $13.587771 $12.854041 $13.046409 $11.908722	17,273.295 17,739.753 18,826.183 20,147.049 20,848.664 14,462.604 1,992.978	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.443301 $16.077840 $13.593573 $12.377761 $12.824063 $12.326543 $10.000000	$16.246818 $13.443301 $16.077840 $13.593573 $12.377761 $12.824063 $12.326543	23,454.665 24,072.052 25,002.520 21,374.080 3,557.511 5,679.638 2,736.118	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.780953 $14.555222 $12.456220 $11.617339 $12.230390 $11.702776 $10.000000	$15.500861 $11.780953 $14.555222 $12.456220 $11.617339 $12.230390 $11.702776	13,983.821 14,871.276 15,322.407 15,789.843 16,984.649 9,025.567 886.819	0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.346071 $12.408182 $10.992667 $10.581922 $10.953594 $10.645948 $10.000000	$12.839992 $11.346071 $12.408182 $10.992667 $10.581922 $10.953594 $10.645948	5,325.253 5,840.129 6,886.700 7,588.397 2,958.721 4,200.287 550.217	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2019 2018	$9.526088 $9.989138	$11.228485 $9.526088	0.000 0.000	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.795179 $11.309743 $10.750689 $9.527080 $10.146079 $9.980853 $10.000000	$12.072034 $10.795179 $11.309743 $10.750689 $9.527080 $10.146079 $9.980853	5,546.000 8,706.002 16,435.752 13,683.032 12,482.790 7,902.719 287.883	1,761.367 1,761.553 1,761.745 1,761.943 1,762.157 1,762.369 1,762.588
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193 $10.000000	$9.655796 $9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193	27,377.392 19,069.474 28,359.465 29,344.458 9,279.552 6,050.282 2,022.228	0.000 0.000 0.000 0.000 0.000 0.000 0.000
59

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193 $10.000000	$9.655796 $9.253514 $9.430704 $9.389497 $9.555726 $9.756112 $9.522193	0.000 6,168.349 0.000 7,342.455 21,495.267 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$10.306079 $11.154275 $9.917245 $9.498051 $9.999480	$11.912802 $10.306079 $11.154275 $9.917245 $9.498051	72,616.531 80,612.847 94,126.878 59,336.296 4,255.608	0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.313581 $15.366192 $13.485080 $11.993179 $12.710268 $11.572700 $10.000000	$16.142485 $13.313581 $15.366192 $13.485080 $11.993179 $12.710268 $11.572700	51,434.175 52,935.788 55,254.902 49,913.703 77,072.382 60,730.462 2,624.079	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.345635 $10.622887 $9.751973 $9.897032 $10.175588 $9.153815 $10.000000	$11.451711 $9.345635 $10.622887 $9.751973 $9.897032 $10.175588 $9.153815	2,785.687 3,200.726 3,379.952 7,248.894 7,355.846 3,859.222 204.168	627.845 627.911 627.979 628.050 628.126 628.202 628.281
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.056499 $9.154333 $9.328962 $9.506929 $9.688788 $9.874119 $10.000000	$9.038716 $9.056499 $9.154333 $9.328962 $9.506929 $9.688788 $9.874119	14,846.830 4,178.624 25,770.812 16,225.984 144,783.598 15,380.422 5,573.634	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 40- Service Class(4) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.304186 $10.989536 $10.226195 $10.218494 $10.458333 $10.117028 $10.000000	$11.637167 $10.304186 $10.989536 $10.226195 $10.218494 $10.458333 $10.117028	11,388.818 11,849.520 12,323.552 15,478.177 15,634.474 16,357.190 3,239.238	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class(5) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$10.703400 $11.203821 $10.118180 $9.998443	$12.186062 $10.703400 $11.203821 $10.118180	168.530 171.793 2.390 2,915.905	0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class(6) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.116236 $11.791738 $10.187153 $9.998443	$13.118764 $11.116236 $11.791738 $10.187153	6,676.999 4,206.444 4,652.082 5,135.445	0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class(7) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.717810 $12.615676 $10.433489 $9.998443	$14.323202 $11.717810 $12.615676 $10.433489	1,852.186 2,048.908 1,292.819 1,293.016	0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.258433 $12.005517 $10.955354 $10.642594 $10.860255 $10.534462 $10.000000	$12.930053 $11.258433 $12.005517 $10.955354 $10.642594 $10.860255 $10.534462	37,259.535 40,341.229 69,219.580 78,983.422 60,781.056 43,907.891 9,529.686	8,229.899 8,451.443 8,660.937 8,862.451 9,076.293 9,284.186 0.000
60

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA International Growth - Service Class(8) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.885942 $12.281281 $9.856364 $10.058348 $10.276225 $11.072399 $10.000000	$12.357963 $9.885942 $12.281281 $9.856364 $10.058348 $10.276225 $11.072399	59,337.621 59,608.467 60,111.643 59,282.425 76,411.278 53,613.106 2,797.604	2,213.693 2,213.927 2,214.167 2,214.417 2,214.685 2,214.953 2,215.228
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.043639 $13.303907 $11.614754 $11.368647 $11.572559 $10.938069 $10.000000	$15.584836 $13.043639 $13.303907 $11.614754 $11.368647 $11.572559 $10.938069	71,156.859 73,133.653 74,486.167 59,166.221 49,816.031 32,783.435 6,600.572	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.076114 $13.525502 $10.707096 $11.169203 $12.015839 $12.278394 $10.000000	$17.491032 $13.076114 $13.525502 $10.707096 $11.169203 $12.015839 $12.278394	2,066.993 1,977.674 3,522.790 2,036.373 10,483.945 9,494.094 3,585.144	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.650387 $11.341307 $10.267999 $10.032590 $10.449099 $10.445939 $10.000000	$11.865864 $10.650387 $11.341307 $10.267999 $10.032590 $10.449099 $10.445939	16,237.490 16,581.212 18,686.618 18,591.073 17,918.589 10,973.040 1,519.090	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.314720 $14.057013 $11.518496 $11.093105 $11.550401 $11.491860 $10.000000	$15.207915 $12.314720 $14.057013 $11.518496 $11.093105 $11.550401 $11.491860	57,452.505 43,694.427 43,680.340 44,233.208 44,956.410 31,917.221 2,392.175	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.787536 $12.963982 $11.056483 $10.604829 $11.087576 $10.648942 $10.000000	$13.854389 $11.787536 $12.963982 $11.056483 $10.604829 $10.721200 $10.648942	338,870.002 368,996.918 420,324.581 415,923.412 328,686.896 251,113.564 173,290.957	7,988.119 8,203.429 8,594.813 9,250.590 10,482.944 10,710.281 13,241.008
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.210462 $12.072521 $10.595439 $10.258913 $10.721200 $11.030283 $10.000000	$12.779011 $11.210462 $12.072521 $10.595439 $10.258913 $11.087576 $11.030283	199,710.287 211,376.146 217,145.565 237,748.293 221,914.899 235,001.326 85,646.318	0.000 0.000 193.986 669.141 1,727.549 10,044.063 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.683256 $9.879065 $9.735073 $9.721015 $9.874394 $9.575240 $10.000000	$10.285302 $9.683256 $9.879065 $9.735073 $9.721015 $9.874394 $9.575240	19,796.230 12,029.853 15,981.116 14,549.395 5,104.349 5,252.076 1,005.136	2,364.814 2,365.064 2,365.322 2,365.589 2,365.876 2,366.161 2,366.456
61

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.229549 $16.557648 $13.966599 $12.809199 $13.101339 $11.715964 $10.000000	$19.528758 $15.229549 $16.557648 $13.966599 $12.809199 $13.101339 $11.715964	70,830.101 70,782.370 70,782.370 72,049.553 2,150.606 7,061.914 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.081072 $11.664949 $9.786759 $9.867739 $10.250325 $10.529969 $10.000000	$11.633101 $10.081072 $11.664949 $9.786759 $9.867739 $10.250325 $10.529969	19,369.520 20,067.242 20,184.517 20,261.118 19,199.829 5,371.619 3,903.920	8,321.758 8,545.438 8,756.945 8,960.425 12,568.084 9,386.223 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.393136 $15.529922 $13.982875 $12.469993 $13.093960 $11.605686 $10.000000	$16.557149 $13.393136 $15.529922 $13.982875 $12.469993 $13.093960 $11.605686	20,991.740 23,378.338 27,094.248 17,391.410 28,333.408 15,708.208 3,547.942	525.271 525.326 525.383 525.443 525.507 525.570 525.635
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.596110 $11.155971 $10.478119 $10.248971 $10.487665 $10.057197 $10.000000	$11.635337 $10.596110 $11.155971 $10.478119 $10.248971 $10.487665 $10.057197	26,923.404 34,059.811 30,643.796 43,842.958 40,711.532 32,100.578 35,485.172	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.520686 $11.091262 $10.232375 $10.498420 $10.926676 $10.265484 $10.000000	$11.980763 $10.520686 $11.091262 $10.232375 $10.498420 $10.926676 $10.265484	34,924.016 54,630.222 125,798.857 136,166.917 115,317.084 59,980.890 25,530.491	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.896223 $11.658071 $10.494866 $10.802412 $11.344192 $10.687674 $10.000000	$12.490284 $10.896223 $11.658071 $10.494866 $10.802412 $11.344192 $10.687674	1,952.456 2,369.728 2,522.115 9,680.316 6,960.974 3,479.643 1,438.175	0.000 0.000 0.000 0.000 1,602.369 0.000 0.000
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2019 2018	$8.931714 $9.969658	$10.253245 $8.931714	64,905.970 65,184.792	0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2019 2018 2017	$11.402478 $11.710661 $11.227768	$12.859602 $11.402478 $11.710661	15,834.484 13,701.961 2,569.559	0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.963781 $11.707526 $10.517948 $10.331440 $10.719311 $10.449534 $10.000000	$12.440648 $10.963781 $11.707526 $10.517948 $10.331440 $10.719311 $10.449534	80,719.899 88,361.677 100,837.129 115,510.004 132,776.958 134,939.596 66,841.118	752.784 756.968 761.287 765.794 770.594 775.283 779.908
62

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.801363 $11.420359 $10.482347 $10.264536 $10.533842 $10.201181 $10.000000	$11.890101 $10.801363 $11.420359 $10.482347 $10.264536 $10.533842 $10.201181	9,869.094 9,960.446 10,705.339 10,782.479 12,276.695 11,369.144 3,755.106	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.478833 $12.602378 $10.840879 $10.555422 $11.149760 $10.929605 $10.000000	$13.448923 $11.478833 $12.602378 $10.840879 $10.555422 $11.149760 $10.929605	44,140.756 46,442.075 32,600.866 54,429.895 154,862.404 322,858.268 282,854.970	0.000 0.000 0.000 0.000 1,621.142 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.577568 $12.131985 $11.159568 $10.918676 $11.500897 $10.848708 $10.000000	$13.470393 $11.577568 $12.131985 $11.159568 $10.918676 $11.500897 $10.848708	72,106.765 75,955.179 85,467.252 99,337.135 104,387.475 123,894.119 31,497.804	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$21.667535 $20.750186 $14.760433 $15.429000 $14.109322 $13.593218 $10.000000	$26.249687 $21.667535 $20.750186 $14.760433 $15.429000 $14.109322 $13.593218	45,127.699 38,445.320 16,083.991 11,395.656 10,874.295 9,517.292 1,952.504	1,134.241 500.378 500.092 500.149 500.209 500.269 500.331
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.670793 $11.773806 $10.572469 $10.304844 $10.633000 $10.660455 $10.000000	$12.338633 $10.670793 $11.773806 $10.572469 $10.304844 $10.633000 $10.660455	49,677.814 27,139.287 30,061.488 29,862.884 19,659.610 21,409.004 11,363.560	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.231656 $10.201699 $9.241117 $9.383040 $9.902116 $9.998439	$10.390283 $9.231656 $10.201699 $9.241117 $9.383040 $9.902116	8,428.812 18,522.841 42,620.600 44,543.920 43,359.222 0.000	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$9.231656 $10.201699 $9.241117 $9.383040 $10.226444	$10.390283 $9.231656 $10.201699 $9.241117 $9.383040	N/A	0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3)(12) Subaccount inception date May 1, 2017	2019 2018 2017	$9.239950 $10.997715 $9.998315	$10.962616 $9.239950 $10.997715	2,040.949 966.422 658.294	0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.802190 $13.579168 $12.158821 $11.512194 $11.740407 $10.828798 $10.000000	$15.261441 $12.802190 $13.579168 $12.158821 $11.512194 $11.740407 $10.828798	25,249.890 25,648.047 226,081.157 223,355.809 1,333.858 1,378.199 1,040.155	1,109.197 1,109.314 1,109.435 1,109.560 1,109.694 1,109.828 1,109.966
63

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.930335 $11.971697 $10.889772 $10.531472 $11.013876 $10.409893 $10.000000	$12.834774 $10.930335 $11.971697 $10.889772 $10.531472 $11.013876 $10.409893	48,479.141 58,325.943 94,971.948 102,519.460 90,093.825 81,603.570 43,359.072	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.790673 $11.595653 $10.704716 $10.392183 $10.816153 $10.139103 $10.000000	$12.447433 $10.790673 $11.595653 $10.704716 $10.392183 $10.816153 $10.139103	17,671.748 18,024.553 18,016.761 15,688.425 16,990.580 11,043.253 2,180.229	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.178592 $12.342364 $10.954225 $10.645176 $11.237755 $10.764954 $10.000000	$13.332506 $11.178592 $12.342364 $10.954225 $10.645176 $11.237755 $10.764954	45,361.284 42,443.460 43,188.008 45,913.541 282,128.339 14,290.073 556.157	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.583376 $9.868801 $9.611129 $9.558465 $9.691647 $9.466752 $10.000000	$10.175767 $9.583376 $9.868801 $9.611129 $9.558465 $9.691647 $9.466752	133,949.352 145,472.624 138,431.109 139,061.994 185,477.046 194,889.381 32,790.324	1,200.668 1,200.795 1,200.925 1,201.061 1,201.207 1,201.352 1,201.501
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$8.534727 $8.835947 $8.731587 $8.572621 $8.994968 $8.867938 $10.000000	9.060938 $8.534727 $8.835947 $8.731587 $8.572621 $8.994968 $8.867938	4,857.458 5,176.240 5,455.889 8,848.154 9,352.760 11,661.024 8,649.772	620.253 620.319 620.387 620.458 620.533 620.608 620.685
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.392222 $10.907839 $9.952261 $9.881016 $10.314031 $10.145981 $10.000000	$11.342160 $10.392222 $10.907839 $9.952261 $9.881016 $10.314031 $10.145981	13,849.761 13,396.053 13,651.489 15,437.709 18,840.103 3,811.316 2,514.838	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.869310 $11.780071 $9.979113 $9.973829 $10.875866 $10.738168 $10.000000	$11.875781 $10.869310 $11.780071 $9.979113 $9.973829 $10.875866 $10.738168	20,342.656 21,710.492 18,368.564 30,835.310 34,509.771 223,746.841 9,775.439	8,054.699 8,271.962 8,477.418 8,675.011 8,884.706 9,088.615 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.600172 $11.274671 $9.952995 $9.926665 $10.569164 $10.395937 $10.000000	$11.558162 $10.600172 $11.274671 $9.952995 $9.926665 $10.569164 $10.395937	24,230.779 25,943.742 33,278.685 35,735.642 37,220.373 51,906.971 38,791.540	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA S&P 500 Index - Service Class(3)(13) Subaccount inception date May 1, 2017	2019 2018 2017	$10.391861 $11.165434 $9.998315	$13.326869 $10.391861 $11.165434	903.132 833.176 1,308.035	0.000 0.000 0.000
64

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.836208 $15.960659 $14.112515 $11.905464 $12.474849 $12.116373 $10.000000	$16.961751 $13.836208 $15.960659 $14.112515 $11.905464 $12.474849 $12.116373	39,784.909 28,423.710 3,648.079 4,517.108 5,021.213 8,091.209 2,146.864	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.905652 $17.485633 $14.603993 $13.408199 $13.377124 $12.832468 $10.000000	$20.661217 $15.905652 $17.485633 $14.603993 $13.408199 $13.377124 $12.832468	28,543.212 28,919.967 29,971.042 22,327.009 17,139.038 12,381.004 2,921.469	1,102.461 501.090 501.145 501.201 501.262 501.323 501.385
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.155017 $12.278240 $10.201465 $10.317588 $10.407336 $11.210143 $10.000000	$12.030099 $10.155017 $12.278240 $10.201465 $10.317588 $10.407336 $11.210143	1,021.141 993.707 918.238 965.898 51,701.581 50,593.389 935.393	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class(14) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.923363 $17.255687 $13.646902 $13.563320 $12.966311 $11.923333 $10.000000	$23.193639 $16.923363 $17.255687 $13.646902 $13.563320 $12.966311 $11.923333	29,291.128 1,650.069 1,919.858 1,940.648 44,400.705 48,163.289 0.000	538.404 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.955722 $13.020992 $11.476985 $11.198895 $11.267902 $10.721751 $10.000000	$13.866036 $11.955722 $13.020992 $11.476985 $11.198895 $11.267902 $10.721751	46,977.207 42,175.647 41,999.001 48,353.730 43,641.424 39,361.731 20,225.891	9,858.028 9,585.028 9,858.028 10,396.930 324.989 173.219 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.134149 $16.350828 $14.022532 $12.840773 $12.877240 $11.984631 $10.000000	$18.392173 $15.134149 $16.350828 $14.022532 $12.840773 $12.877240 $11.984631	35,267.080 30,608.897 33,662.772 38,296.056 234,833.954 311,389.903 22,366.172	8,640.050 8,640.050 8,640.050 8,640.050 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.101108 $14.012505 $12.298547 $11.467198 $11.537406 $11.167882 $10.000000	$15.568251 $13.101108 $14.012505 $12.298547 $11.467198 $11.537406 $11.167882	413,697.938 420,917.622 477,810.536 490,120.416 832,093.984 1,021,170.053 38,508.774	53,257.314 53,819.470 54,626.833 54,989.984 56,499.175 47,518.132 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.675819 $9.943245 $9.784941 $9.696552 $9.865372 $9.560048 $10.000000	$10.371787 $9.675819 $9.943245 $9.784941 $9.696552 $9.865372 $9.560048	189,003.874 150,293.903 150,789.290 156,971.590 150,809.018 87,578.639 37,388.566	1,434.595 5,210.409 5,416.749 6,724.773 6,842.554 4,471.593 1,427.989
65

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.345605 $17.741896 $14.107757 $13.144757 $12.549625 $11.799133 $10.000000	$22.234435 $17.345605 $17.741896 $14.107757 $13.144757 $12.549625 $11.799133	223,308.644 212,878.247 293,845.318 260,265.297 241,270.576 171,896.739 62,601.025	8,526.065 10,476.400 8,825.244 6,321.166 0.000 2,591.919 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.200648 $16.830546 $14.029339 $12.833364 $12.904886 $11.900033 $10.000000	$20.030407 $16.200648 $16.830546 $14.029339 $12.833364 $12.904886 $11.900033	193,786.639 196,405.154 284,937.161 263,154.209 240,353.312 222,652.203 46,067.017	2,653.089 2,829.755 1,216.627 866.943 294.343 294.733 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.224568 $13.184180 $10.177869 $10.028655 $10.716334 $11.230806 $10.000000	$13.519931 $11.224568 $13.184180 $10.177869 $10.028655 $10.716334 $11.230806	105,454.495 105,864.803 180,182.088 141,224.812 112,022.084 110,861.793 26,776.622	48.290 201.010 643.316 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.336109 $14.196549 $12.435171 $11.822694 $11.982257 $11.077851 $10.000000	$16.273140 $13.336109 $14.196549 $12.435171 $11.822694 $11.982257 $11.077851	229,984.253 223,355.324 231,482.657 211,684.056 236,500.341 140,196.806 40,872.660	951.587 961.296 967.623 2,980.521 2,257.697 315.699 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.017209 $16.362706 $13.687606 $12.922704 $13.089927 $11.924618 $10.000000	$19.381561 $15.017209 $16.362706 $13.687606 $12.922704 $13.089927 $11.924618	157,646.738 154,907.982 175,649.601 144,371.593 338,791.784 405,866.615 43,870.000	12,348.122 12,494.157 12,725.495 12,755.688 6,255.046 6,183.539 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.596417 $16.228296 $13.693495 $12.443921 $12.866880 $12.343022 $10.000000	$16.464714 $13.596417 $16.228296 $13.693495 $12.443921 $12.866880 $12.343022	66,703.081 82,437.737 123,847.097 114,396.332 100,367.723 112,740.671 24,986.510	1,568.757 1,658.075 1,986.532 1,509.922 1,218.939 3,219.028 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.915120 $14.691410 $12.547771 $11.679416 $12.271210 $11.718414 $10.000000	$15.708724 $11.915120 $14.691410 $12.547771 $11.679416 $12.271210 $11.718414	14,377.056 26,699.153 31,959.269 35,973.467 30,726.986 22,488.816 17,597.667	751.884 910.578 664.621 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.475439 $12.524439 $11.073573 $10.638550 $10.990212 $10.660185 $10.000000	$13.012399 $11.475439 $12.524439 $11.073573 $10.638550 $10.990212 $10.660185	14,598.403 14,704.317 15,160.668 16,713.734 18,265.474 18,009.869 6,923.531	394.557 380.901 371.314 2,263.279 1,925.611 1,888.432 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2019 2018	$9.538875 $9.989193	$11.266033 $9.538875	0.000 0.000	0.000 0.000
66

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.918097 $11.415565 $10.829680 $9.577987 $10.179942 $9.994196 $10.000000	$12.233901 $10.918097 $11.415565 $10.829680 $9.577987 $10.179942 $9.994196	199,554.732 184,939.043 255,645.220 264,475.912 311,225.087 391,614.502 36,469.827	843.248 1,799.115 1,899.102 2,160.444 1,261.082 1,058.653 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.358881 $9.518945 $9.458503 $9.606785 $9.788679 $9.534930 $10.000000	$9.785263 $9.358881 $9.518945 $9.458503 $9.606785 $9.788679 $9.534930	234,672.704 164,626.332 218,333.102 350,108.185 92,694.557 37,153.034 15,665.525	1,500.327 1,463.854 1,506.658 1,441.485 6,895.102 1,435.582 1,429.136
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.358881 $9.518945 $9.458503 $9.606785 $9.788679 $9.534930 $10.000000	$9.785263 $9.358881 $9.518945 $9.458503 $9.606785 $9.788679 $9.534930	208,366.911 470,830.332 421,330.685 688,671.518 826,487.850 19,897.936 0.000	0.000 1,502.559 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$10.381921 $11.213807 $9.950348 $9.510781 $9.999534	$12.024470 $10.381921 $11.213807 $9.950348 $9.510781	222,750.067 221,758.060 183,321.357 94,603.925 32,067.810	13,492.402 13,653.941 2,047.496 2,047.643 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.465162 $15.509932 $13.584159 $12.057250 $12.752670 $11.588159 $10.000000	$16.358915 $13.465162 $15.509932 $13.584159 $12.057250 $12.752670 $11.588159	36,041.273 37,957.213 46,593.901 48,844.717 39,063.966 32,466.842 13,699.963	227.310 148.536 83.232 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.452063 $10.722280 $9.823625 $9.949920 $10.209561 $9.166064 $10.000000	$11.605280 $9.452063 $10.722280 $9.823625 $9.949920 $10.209561 $9.166064	51,143.116 52,289.840 49,230.202 46,612.264 47,199.618 46,371.490 18,021.280	1,828.707 1,875.202 1,820.132 2,903.238 2,864.657 981.892 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.159650 $9.240015 $9.397543 $9.557744 $9.721140 $9.887333 $10.000000	$9.159944 $9.159650 $9.240015 $9.397543 $9.557744 $9.721140 $9.887333	533,627.892 489,044.395 411,203.020 576,390.589 425,951.210 145,086.206 170,118.831	1,335.129 837.954 1,879.782 0.000 0.000 12,825.590 0.000
TA BlackRock iShares Edge 40- Service Class(4) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.421547 $11.092384 $10.301359 $10.273100 $10.493249 $10.130552 $10.000000	$11.793244 $10.421547 $11.092384 $10.301359 $10.273100 $10.493249 $10.130552	92,763.587 66,420.503 66,582.641 74,164.353 87,591.592 64,496.580 32,345.543	1,603.500 1,669.085 1,662.608 1,690.239 1,695.618 1,334.555 1,362.039
TA BlackRock iShares Edge 50 - Service Class(5) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$10.763154 $11.243752 $10.134035 $9.998607	$12.278594 $10.763154 $11.243752 $10.134035	43,839.852 26,195.948 18,502.543 19,098.818	44.291 44.500 320.282 0.000
67

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock iShares Edge 75 - Service Class(6) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.178307 $11.833770 $10.203130 $9.998607	$13.218404 $11.178307 $11.833770 $10.203130	11,470.518 2,668.048 2,783.094 1,799.807	42.698 42.900 308.769 0.000
TA BlackRock iShares Edge 100 - Service Class(7) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.783235 $12.660643 $10.449847 $9.998607	$14,431966 $11.783235 $12.660643 $10.449847	415.639 875.710 0.000 0.000	40.470 40.662 292.653 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.386645 $12.117851 $11.035867 $10.699456 $10.896498 $10.548539 $10.000000	$13.103447 $11.386645 $12.117851 $11.035867 $10.699456 $10.896498 $10.548539	416,211.499 447,086.233 593,217.187 641,981.539 1,070,091.882 1,220,013.241 196,578.173	1,884.152 1,840.243 6,686.367 6,027.377 6,614.375 8,378.796 2,970.057
TA International Growth - Service Class(8) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.998525 $12.396200 $9.928806 $10.112097 $10.310526 $11.087194 $10.000000	$12.523673 $9.998525 $12.396200 $9.928806 $10.112097 $10.310526 $11.087194	36,784.020 55,004.576 61,351.610 57,408.209 54,212.042 34,404.191 20,071.429	973.056 7,172.520 7,694.574 8,227.255 7,966.734 7,765.188 2,216.473
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.192193 $13.428412 $11.700135 $11.429405 $11.611194 $10.952695 $10.000000	$15.793846 $13.192193 $13.428412 $11.700135 $11.429405 $11.611194 $10.952695	274,403.137 221,189.116 213,770.542 177,736.141 185,809.247 118,866.057 36,406.657	19,794.949 20,055.599 20,331.131 20,595.724 2,935.348 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.224994 $13.652028 $10.785782 $11.228873 $12.055926 $12.294781 $10.000000	$17.725543 $13.224994 $13.652028 $10.785782 $11.228873 $12.055926 $12.294781	37,986.815 46,299.673 31,423.654 22,483.735 32,417.770 20,474.406 13,319.169	337.072 1,868.733 3,839.695 2,662.707 2,255.355 2,181.573 1,466.627
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.771690 $11.447461 $10.343485 $10.086216 $10.483993 $10.459910 $10.000000	$12.025002 $10.771690 $11.447461 $10.343485 $10.086216 $10.483993 $10.459910	196,857.739 238,098.105 300,187.157 282,607.345 344,885.328 211,031.261 67,881.046	884.343 902.572 0.000 3,643.643 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.454946 $14.188519 $11.603137 $11.152369 $11.588948 $11.507218 $10.000000	$15.411824 $12.454946 $14.188519 $11.603137 $11.152369 $11.588948 $11.507218	32,267.889 34,304.211 32,065.841 33,023.966 33,200.678 8,707.303 272.674	7,586.434 7,586.604 7,809.661 7,550.613 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.921761 $13.085282 $11.137751 $10.661503 $11.124607 $11.045046 $10.000000	$14.040165 $11.921761 $13.085282 $11.137751 $10.661503 $11.124607 $11.045046	459,061.649 494,696.487 821,773.810 677,420.411 616,223.902 466,456.736 304,967.975	49,988.760 50,123.781 95,120.354 0.000 0.000 0.000 0.000
68

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.338118 $12.185474 $10.673292 $10.313725 $10.756983 $10.663171 $10.000000	$12.950359 $11.338118 $12.185474 $10.673292 $10.313725 $10.756983 $10.663171	632,363.281 709,534.616 821,275.683 928,093.753 1,090,202.578 984,620.645 439,515.810	24,606.132 26,826.842 29,037.062 31,389.497 33,969.733 36,575.799 13,644.352
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.793524 $9.971515 $9.806624 $9.772973 $9.907375 $9.588054 $10.000000	$10.423223 $9.793524 $9.971515 $9.806624 $9.772973 $9.907375 $9.588054	68,209.905 72,824.027 164,699.959 281,809.908 93,990.865 60,842.207 19,287.425	3,692.173 6,252.293 9,690.082 8,283.294 5,427.576 5,116.567 3,013.827
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.402942 $16.712538 $14.069218 $12.877634 $13.145060 $11.731616 $10.000000	$19.790578 $15.402942 $16.712538 $14.069218 $12.877634 $13.145060 $11.731616	17,840.441 32,135.683 34,403.618 14,641.533 17,568.139 12,805.714 279.428	560.898 7,289.229 7,794.313 7,286.308 6,806.249 6,842.272 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.195876 $11.774100 $9.858704 $9.920481 $10.284549 $10.544050 $10.000000	$11.789095 $10.195876 $11.774100 $9.858704 $9.920481 $10.284549 $10.544050	64,818.253 69,327.881 163,324.752 77,942.824 72,891.068 59,978.044 16,310.542	0.000 0.000 0.000 0.000 10,526.005 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.545638 $15.675200 $14.085605 $12.536602 $13.137653 $11.621198 $10.000000	$16.779151 $13.545638 $15.675200 $14.085605 $12.536602 $13.137653 $11.621198	129,563.046 105,706.232 161,855.498 155,210.831 466,359.330 635,812.313 27,042.732	652.261 1,752.290 1,913.773 1,696.106 1,157.534 1,158.864 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.716783 $11.260378 $10.555146 $10.303757 $10.522686 $10.070649 $10.000000	$11.791380 $10.716783 $11.260378 $10.555146 $10.303757 $10.522686 $10.070649	222,010.825 247,846.300 268,110.978 349,483.270 312,588.757 282,217.982 110,084.606	25,093.495 25,476.136 25,726.285 161,336.864 159,318.601 158,925.183 77,264.351
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.640495 $11.195043 $10.307580 $10.554510 $10.963155 $10.279209 $10.000000	$12.141420 $10.640495 $11.195043 $10.307580 $10.554510 $10.963155 $10.279209	323,387.985 353,189.571 469,835.804 524,222.586 530,561.984 411,312.058 139,757.438	11,266.316 11,443.336 11,559.494 11,561.266 8,698.777 2,499.433 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.020354 $11.767188 $10.572012 $10.860145 $11.382071 $10.701973 $10.000000	$12.657829 $11.020354 $11.767188 $10.572012 $10.860145 $11.382071 $10.701973	174,672.419 180,665.925 206,011.957 213,560.981 197,022.000 94,166.615 31,940.498	3,742.488 3,759.301 3,775.317 4,359.678 2,219.452 915.966 0.000
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2019 2018	$8.943716 $9.969713	$10.287551 $8.943716	7,520.919 0.000	0.000 0.000
69

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2019 2018 2017	$11.532311 $11.820237 $11.319746	$13.032039 $11.532311 $11.820237	75,316.137 79,890.492 54,278.444	0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.088630 $11.817078 $10.595249 $10.386658 $10.755101 $10.463511 $10.000000	$12.607472 $11.088630 $11.817078 $10.595249 $10.386658 $10.755101 $10.463511	966,631.110 1,070,921.718 1,309,071.110 1,444,011.973 1,567,169.738 1,699,526.002 723,202.827	54,906.143 56,739.137 59,067.606 60,674.616 61,922.614 43,730.432 23,716.302
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.924363 $11.527217 $10.559389 $10.319392 $10.569014 $10.214822 $10.000000	$12.049547 $10.924363 $11.527217 $10.559389 $10.319392 $10.569014 $10.214822	324,544.376 379,926.207 420,633.692 455,401.740 520,094.041 474,118.400 261,038.089	2,970.173 2,894.120 3,182.265 12,617.595 5,389.859 6,219.625 2,698.420
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.609560 $12.720311 $10.920571 $10.611837 $11.186986 $10.944217 $10.000000	$13.629278 $11.609560 $12.720311 $10.920571 $10.611837 $11.186986 $10.944217	447,697.630 514,978.460 583,969.704 629,343.614 613,580.643 731,263.653 349,322.897	11,101.532 11,421.672 17,034.022 17,359.804 26,165.206 97,005.382 10,030.854
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.709403 $12.245491 $11.241574 $10.977013 $11.539282 $10.863207 $10.000000	$13.651015 $11.709403 $12.245491 $11.241574 $10.977013 $11.539282 $10.863207	137,269.446 149,351.647 163,676.936 182,359.072 206,249.557 172,763.213 29,234.133	1,427.211 1,448.605 1,469.050 1,490.023 1,511.728 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$21.914168 $20.944234 $14.868862 $15.511408 $14.156391 $13.611367 $10.000000	$26.601581 $21.914168 $20.944234 $14.868862 $15.511408 $14.156391 $13.611367	52,858.860 32,562.721 34,099.145 18,322.051 10,469.215 4,818.896 0.000	4,434.417 4,455.664 5,942.824 6,045.326 5,938.136 6,003.167 1,456.851
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.792292 $11.883958 $10.650154 $10.359899 $10.668485 $10.674703 $10.000000	$12.504072 $10.792292 $11.883958 $10.650154 $10.359899 $10.668485 $10.674703	226,938.988 250,626.486 282,789.005 272,405.514 299,318.498 245,222.461 117,911.290	28,271.610 28,432.060 28,883.257 29,361.972 27,292.510 27,444.338 0.000
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.308479 $10.265930 $9.280795 $9.404569 $9.905041 $9.998603	$10.497698 $9.308479 $10.265930 $9.280795 $9.404569 $9.905041	50,078.735 44,858.691 44,187.122 36,222.814 7,570.684 0.000	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$9.308479 $10.265930 $9.280795 $9.404569 $10.236231	$10.497698 $9.308479 $10.265930 $9.280795 $9.404569	N/A	3,760.456 3,923.564 4,209.669 4,515.328 408.905
TA MSCI EAFE Index - Service Class(3)(12) Subaccount inception date May 1, 2017	2019 2018 2017	$9.271011 $11.012485 $9.998480	$11.021493 $9.271011 $11.012485	22,619.423 17,300.012 6,933.789	234.911 171.963 597.153
70

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.947969 $13.706212 $12.248161 $11.573700 $11.779587 $10.843264 $10.000000	$15.466087 $12.947969 $13.706212 $12.248161 $11.573700 $11.779587 $10.843264	226,509.454 229,939.372 236,219.686 175,001.198 85,561.599 28,266.285 5,571.675	0.000 0.000 8,116.426 8,116.426 10,966.795 14,327.968 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.054795 $12.083700 $10.969780 $10.587734 $11.050631 $10.423803 $10.000000	$13.006876 $11.054795 $12.083700 $10.969780 $10.587734 $11.050631 $10.423803	517,098.472 561,761.047 614,600.130 604,407.514 625,849.894 229,119.005 73,827.792	2,498.803 2,607.065 2,805.646 2,822.770 2,496.333 610.911 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.913547 $11.704146 $10.783373 $10.447704 $10.852257 $10.152664 $10.000000	$12.614326 $10.913547 $11.704146 $10.783373 $10.447704 $10.852257 $10.152664	143,965.391 145,505.450 162,291.787 215,883.374 117,232.528 88,370.045 49,101.141	0.000 0.000 0.000 2,247.857 2,186.501 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.305860 $12.457811 $11.034708 $10.702046 $11.275259 $10.779351 $10.000000	$13.511255 $11.305860 $12.457811 $11.034708 $10.702046 $11.275259 $10.779351	719,880.529 732,649.136 732,318.063 735,452.358 408,370.070 61,935.403 8,555.799	2,053.869 2,120.546 2,581.553 1,892.633 1,892.633 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.692510 $9.961151 $9.681770 $9.609539 $9.724006 $9.479421 $10.000000	$10.312221 $9.692510 $9.961151 $9.681770 $9.609539 $9.724006 $9.479421	275,885.703 319,209.335 466,053.834 513,408.883 331,157.826 287,844.167 185,405.345	2,116.794 2,516.769 2,974.280 2,016.225 605.028 0.000 0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$8.631949 $8.918660 $8.795789 $8.618460 $9.025014 $8.879813 $10.000000	$9.18474 $8.631949 $8.918660 $8.795789 $8.618460 $9.025014 $8.879813	41,199.336 45,443.157 54,477.276 74,073.075 79,023.958 32,313.589 11,600.946	4,799.140 5,002.317 5,098.555 5,568.167 5,349.760 4,961.695 1,530.922
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.510567 $11.009908 $10.025411 $9.933817 $10.348459 $10.159541 $10.000000	$11.494259 $10.510567 $11.009908 $10.025411 $9.933817 $10.348459 $10.159541	95,921.177 134,156.896 150,376.388 161,873.997 175,550.755 110,156.950 28,901.122	10,636.274 11,361.942 12,196.378 12,653.061 16,667.846 16,768.825 3,381.517
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.993091 $11.890297 $10.052457 $10.027127 $10.912171 $10.752519 $10.000000	$12.035035 $10.993091 $11.890297 $10.052457 $10.027127 $10.912171 $10.752519	163,685.639 174,334.149 171,260.353 181,920.662 280,220.235 213,515.428 60,262.514	22,752.758 71,913.928 26,657.528 3,851.397 3,510.570 13,430.498 10,128.852
71

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.720901 $11.380193 $10.026166 $9.979738 $10.604463 $10.409842 $10.000000	$11.713181 $10.720901 $11.380193 $10.026166 $9.979738 $10.604463 $10.409842	301,366.347 382,190.060 491,426.758 551,059.135 614,123.472 566,702.974 211,459.429	43,014.148 46,423.589 50,330.675 51,673.192 52,685.235 50,723.623 52,402.361
TA S&P 500 Index - Service Class(3)(13) Subaccount inception date May 1, 2017	2019 2018 2017	$10.426758 $11.180416 $9.998603	$13.398389 $10.426758 $11.180416	13,102.506 24,329.871 4,675.945	205.207 154.098 599.137
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.993778 $16.109994 $14.216232 $11.969091 $12.516487 $12.132561 $10.000000	$17.189205 $13.993778 $16.109994 $14.216232 $11.969091 $12.516487 $12.132561	21,806.808 21,793.338 24,390.314 25,538.504 25,780.890 20,900.007 2,094.124	661.193 644.129 228.200 241.776 151.601 81.818 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.086791 $17.649251 $14.711320 $13.479844 $13.421772 $12.849602 $10.000000	$20.938292 $16.086791 $17.649251 $14.711320 $13.479844 $13.421772 $12.849602	80,965.375 85,427.508 125,161.601 89,645.625 76,636.263 70,186.223 20,094.896	6,825.971 7,823.831 8,029.943 7,911.026 1,072.719 1,824.356 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.270674 $12.393135 $10.276454 $10.372750 $10.442092 $11.225128 $10.000000	$12.191445 $10.270674 $12.393135 $10.276454 $10.372750 $10.442092 $11.225128	17,408.918 18,160.834 21,935.462 21,062.668 14,639.665 5,767.298 1,461.765	80.734 81.039 81.346 81.661 81.979 0.000 0.000
TA WMC US Growth - Service Class(14) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.116045 $17.417121 $13.747182 $13.635788 $13.009597 $11.939274 $10.000000	$23.504596 $17.116045 $17.417121 $13.747182 $13.635788 $13.009597 $11.939274	31,871.069 14,403.971 16,562.719 17,986.463 21,700.366 17,177.564 2,489.387	0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.057638 $13.112215 $11.540175 $11.243720 $11.296085 $10.732499 $10.000000	$14.005197 $12.057638 $13.112215 $11.540175 $11.243720 $11.296085 $10.732499	11,788.948 3,507.577 3,183.525 2,741.431 12,807.200 5,553.633 2,156.303	0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.263364 $16.465566 $14.099849 $12.892265 $12.909499 $11.996639 $10.000000	$18.577048 $15.263364 $16.465566 $14.099849 $12.892265 $12.909499 $11.996639	12,249.395 9,589.693 10,509.948 22,548.836 14,252.584 7,935.036 4,707.190	0.000 0.000 0.000 0.000 0.000 0.000 0.000
72

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.212941 $14.110803 $12.366315 $11.513188 $11.566317 $11.179081 $10.000000	$15.724717 $13.212941 $14.110803 $12.366315 $11.513188 $11.566317 $11.179081	138,004.482 122,052.838 190,890.681 168,926.868 137,520.798 89,492.556 52,330.532	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.758420 $10.013014 $9.838869 $9.735457 $9.890107 $9.569654 $10.000000	$10.476018 $9.758420 $10.013014 $9.838869 $9.735457 $9.890107 $9.569654	71,389.745 65,326.467 70,946.518 89,728.456 87,723.434 32,949.609 5,569.473	5,689.339 8,907.549 9,628.437 12,396.673 10,468.592 5,395.728 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.493634 $17.866322 $14.185476 $13.197463 $12.581044 $11.810950 $10.000000	$22.457830 $17.493634 $17.866322 $14.185476 $13.197463 $12.581044 $11.810950	59,404.623 46,026.946 57.331.008 51,111.871 63,421.328 29,999.823 9,822.023	2,307.793 2,405.748 1.297.517 289.216 294.182 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.338955 $16.948617 $14.106650 $12.884838 $12.937215 $11.911959 $10.000000	$20.231733 $16.338955 $16.948617 $14.106650 $12.884838 $12.937215 $11.911959	49,929.104 50,864.480 73,174.466 75,598.188 56,946.575 43,576.593 17,099.440	282.737 284.220 285.725 287.440 289.454 291.339 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.320400 $13.276682 $10.233969 $10.068886 $10.743192 $11.242065 $10.000000	$13.655831 $11.320400 $13.276682 $10.233969 $10.068886 $10.743192 $11.242065	34,688.259 34,356.489 55,489.906 49,936.372 51,991.508 17,623.802 6,137.813	0.000 0.000 2,069.400 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.449974 $14.296179 $12.503722 $11.870091 $12.012257 $11.088942 $10.000000	$16.436709 $13.449974 $14.296179 $12.503722 $11.870091 $12.012257 $11.088942	107,250.621 97,922.569 93,843.219 87,329.922 97,150.074 45,266.437 6,173.877	303.485 305.077 306.691 308.532 310.695 312.718 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.145458 $16.477563 $13.763096 $12.974545 $13.122735 $11.936588 $10.000000	$19.576405 $15.145458 $16.477563 $13.763096 $12.974545 $13.122735 $11.936588	66,030.234 65,705.845 69,618.156 73,112.039 52,470.617 15,545.543 4,030.545	131.119 133.418 455.278 1,011.318 1,132.759 758.999 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.712522 $16.342178 $13.768988 $12.493814 $12.899104 $12.355386 $10.000000	$16.630237 $13.712522 $16.342178 $13.768988 $12.493814 $12.899104 $12.355386	16,350.025 17,239.636 17,056.492 16,577.710 21,509.127 7,244.043 3,171.412	0.000 0.000 161.915 325.610 385.102 385.162 0.000
73

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.016878 $14.794522 $12.616969 $11.726267 $12.301966 $11.730167 $10.000000	$15.866658 $12.016878 $14.794522 $12.616969 $11.726267 $12.301966 $11.730167	11,613.055 7,835.335 11,084.547 23,909.182 10,415.388 4,087.661 1,989.725	0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.573301 $12.612224 $11.134549 $10.681140 $11.017704 $10.670871 $10.000000	$13.143026 $11.573301 $12.612224 $11.134549 $10.681140 $11.017704 $10.670871	10,074.308 7,055.780 7,649.037 2,020.197 2,414.591 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2019 2018	$9.548482 $9.989234	$11.294303 $9.548482	4,487.729 324.478	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.011347 $11.495713 $10.889413 $9.616416 $10.205471 $10.004232 $10.000000	$12.356903 $11.011347 $11.495713 $10.889413 $9.616416 $10.205471 $10.004232	83,541.480 73,266.857 77,634.740 156,238.618 29,729.935 16,132.074 84,301.392	291.750 658.645 1,661.794 2,222.810 2,780.558 3,183.280 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504 $10.000000	$9.883673 $9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504	30,161.999 26,856.913 15,423.625 56,371.016 54,507.681 21,000.087 4,015.540	471.427 526.065 552.428 585.419 660.101 1,799.027 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504 $10.000000	$9.883673 $9.438827 $9.585793 $9.510672 $9.645334 $9.813221 $9.544504	0.000 21,613.499 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$10.439269 $11.258741 $9.975299 $9.520377 $9.999575	$12.109031 $10.439269 $11.258741 $9.975299 $9.520377	117,332.879 115,192.694 139,238.271 64,295.601 13,296.823	0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.580165 $15.618804 $13.659064 $12.105616 $12.784634 $11.599780 $10.000000	$16.523401 $13.580165 $15.618804 $13.659064 $12.105616 $12.784634 $11.599780	21,730.487 18,317.548 18,595.503 15,159.692 50,522.740 9,753.405 1,392.000	0.000 0.000 332.152 669.243 777.331 777.453 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.532793 $10.797554 $9.877808 $9.989838 $10.235148 $9.175268 $10.000000	$11.721961 $9.532793 $10.797554 $9.877808 $9.989838 $10.235148 $9.175268	16,408.637 14,237.265 15,981.336 15,595.888 20,495.349 16,043.348 2,015.854	259.920 471.080 672.229 979.249 1,193.880 1,216.213 0.000
74

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.237888 $9.304887 $9.449371 $9.596085 $9.745501 $9.897251 $10.000000	$9.252056 $9.237888 $9.304887 $9.449371 $9.596085 $9.745501 $9.897251	231,753.619 283,637.216 145,599.780 179,750.093 267,977.491 177,829.583 57,870.277	1,490.330 1,518.712 25,681.235 70,911.698 0.000 0.000 0.000
TA BlackRock iShares Edge 40- Service Class(4) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.510576 $11.170257 $10.358183 $10.314323 $10.519547 $10.140718 $10.000000	$11.911841 $10.510576 $11.170257 $10.358183 $10.314323 $10.519547 $10.140718	16,495.991 18,336.730 12,280.891 13,208.582 9,903.208 14,852.396 9,430.201	517.793 529.072 1,211.870 1,235.062 1,222.035 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class(5) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$10.808244 $11.273830 $10.145964 $9.998730	$12.348538 $10.808244 $11.273830 $10.145964	76,743.018 69,764.143 71,159.022 67,475.295	0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class(6) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.225125 $11.865409 $10.215127 $9.998730	$13.293697 $11.225125 $11.865409 $10.215127	54,314.107 23,662.189 0.000 0.000	0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class(7) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.832590 $12.694494 $10.462139 $9.997730	$14.514173 $11.832590 $12.694494 $10.462139	3,326.395 2,444.114 0.000 0.000	0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.483909 $12.202933 $11.096738 $10.742386 $10.923812 $10.559125 $10.000000	$13.235211 $11.483909 $12.202933 $11.096738 $10.742386 $10.923812 $10.559125	100,499.324 111,539.048 131,995.097 170,766.879 145,456.744 109,425.734 30,702.750	5,947.561 6,221.913 6,246.445 7,984.069 8,445.328 6,677.203 0.000
TA International Growth - Service Class(8) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.083912 $12.483192 $9.983555 $10.152656 $10.336362 $11.098302 $10.000000	$12.649584 $10.083912 $12.483192 $9.983555 $10.152656 $10.336362 $11.098302	14,566.841 14,632.484 26,169.366 18,297.854 23,280.131 6,939.289 903.481	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.304814 $13.522633 $11.764634 $11.475244 $11.640283 $10.963675 $10.000000	$15.952589 $13.304814 $13.522633 $11.764634 $11.475244 $11.640283 $10.963675	128,249.185 103,710.927 135,254.524 136,626.769 92,080.294 120,296.791 19,062.820	7,931.824 9,111.047 10,333.539 12,330.354 7,372.080 3,414.034 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.337951 $13.747865 $10.845268 $11.273923 $12.086135 $12.307103 $10.000000	$17.903769 $13.337951 $13.747865 $10.845268 $11.273923 $12.086135 $12.307103	7,059.300 7,422.378 6,736.324 6,109.114 5,627.325 3,678.608 329.927	0.000 0.000 0.000 189.288 178.016 0.000 0.000
75

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.863668 $11.527802 $10.400509 $10.126669 $10.510264 $10.470392 $10.000000	$12.145890 $10.863668 $11.527802 $10.400509 $10.126669 $10.510264 $10.470392	153,718.536 139,350.672 156,551.470 176,370.578 169,174.858 88,596.478 22,048.721	948.220 990.945 2,023.132 1,129.945 3,139.988 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.561307 $14.288100 $11.667122 $11.197108 $11.617978 $11.518746 $10.000000	$15.566759 $12.561307 $14.288100 $11.667122 $11.197108 $11.617978 $11.518746	29,598.812 21,494.508 22,051.280 18,886.927 15,933.930 483.900 146.083	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.023569 $13.177113 $11.199156 $10.704255 $11.152466 $11.056109 $10.000000	$14.181323 $12.023569 $13.177113 $11.199156 $10.704255 $11.152466 $11.056109	166,572.045 174,517.556 193,487.306 158,958.680 131,727.992 127,852.270 77,657.082	33,479.575 34,067.959 34,631.359 35,210.815 35,832.760 36,394.358 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.434941 $12.271008 $10.732155 $10.355097 $10.783940 $10.673869 $10.000000	$13.080556 $11.434941 $12.271008 $10.732155 $10.355097 $10.783940 $10.673869	332,464.029 398,765.607 400,580.073 433,109.054 457,959.874 410,630.463 132,252.082	959.374 962.144 3,510.996 3,569.883 4,088.988 1,022.259 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.877173 $10.041517 $9.860706 $9.812179 $9.932205 $9.597673 $10.000000	$10.528027 $9.877173 $10.041517 $9.860706 $9.812179 $9.932205 $9.597673	78,181.024 67,571.585 100,734.395 100,490.665 106,918.268 38,124.746 5,378.683	1,306.598 2,129.025 5,430.559 8,694.268 10,410.415 9,610.275 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.534494 $16.829837 $14.146793 $12.929273 $13.177987 $11.743375 $10.000000	$19.989551 $15.534494 $16.829837 $14.146793 $12.929273 $13.177987 $11.743375	6,543.204 8,513.052 16,530.104 9,342.680 10,064.606 9,530.887 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.282953 $11.856737 $9.913060 $9.960266 $10.310315 $10.554614 $10.000000	$11.907626 $10.282953 $11.856737 $9.913060 $9.960266 $10.310315 $10.554614	80,694.395 75,883.863 101,045.031 60,360.153 73,111.496 53,256.851 31,673.43	0.000 0.000 0.000 574.131 556.287 242.067 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.661292 $15.785200 $14.163268 $12.586881 $13.170557 $11.632849 $10.000000	$16.947813 $13.661292 $15.785200 $14.163268 $12.586881 $13.170557 $11.632849	31,471.664 30,196.946 33,745.233 43,903.665 23,323.909 7,403.883 156.987	0.000 0.000 0.000 0.000 0.000 0.000 0.000
76

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.808289 $11.339399 $10.613339 $10.345073 $10.549045 $10.080743 $10.000000	$11.909916 $10.808289 $11.339399 $10.613339 $10.345073 $10.549045 $10.080743	139,642.870 161,510.290 177,557.857 186,613.713 183,539.037 104,355.949 66,087.751	5,487.640 8,464.506 9,585.193 11,644.093 9,888.293 3,829.471 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.731364 $11.273637 $10.364433 $10.596853 $10.990632 $10.289523 $10.000000	$12.263485 $10.731364 $11.273637 $10.364433 $10.596853 $10.990632 $10.289523	105,952.621 116,178.636 124,786.754 214,027.261 218,299.567 149,717.012 27,869.605	3,574.138 3,882.455 6,179.439 6,530.695 4,858.697 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.114455 $11.849778 $10.630326 $10.903712 $11.410590 $10.712700 $10.000000	$12.785073 $11.114455 $11.849778 $10.630326 $10.903712 $11.410590 $10.712700	63,997.642 71,522.634 84,387.190 89,877.823 76,613.626 100,166.539 39,877.094	136.639 308.473 2,440.394 2,653.203 858.953 1,047.496 0.000
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2019 2018	$8.952729 $9.969754	$10.313389 $8.952729	4,333.121 931.348	0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2019 2018 2017	$11.630821 $11.903233 $11.389342	$13.163092 $11.630821 $11.903233	57,309.126 45,752.009 30,596.215	0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.183335 $11.900022 $10.653678 $10.428317 $10.782050 $10.474011 $10.000000	$12.734230 $11.183335 $11.900022 $10.653678 $10.428317 $10.782050 $10.474011	623,058.515 689,894.567 762,126.331 910,891.536 949,981.197 756,398.166 324,141.525	13,920.650 14,832.122 15,673.726 18,240.221 14,994.955 6,004.898 967.149
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.017659 $11.608135 $10.617622 $10.360784 $10.595495 $10.225070 $10.000000	$12.170700 $11.017659 $11.608135 $10.617622 $10.360784 $10.595495 $10.225070	185,120.421 189,122.908 216,691.807 229,174.584 205,998.456 161,988.229 37,130.072	1,052.571 1,054.578 1,727.511 1,752.968 3,746.987 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.708698 $12.809591 $10.980787 $10.654401 $11.215008 $10.955190 $10.000000	$13.766302 $11.708698 $12.809591 $10.980787 $10.654401 $11.215008 $10.955190	441,091.232 489,459.768 637,891.401 623,328.688 584,338.294 355,693.450 110,614.547	4,823.645 5,267.638 5,762.733 7,048.273 799.486 149,063.309 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.809388 $12.331439 $11.303557 $11.021035 $11.568193 $10.874107 $10.000000	$13.788242 $11.809388 $12.331439 $11.303557 $11.021035 $11.568193 $10.874107	73,362.642 84,692.181 110,339.846 117,475.359 108,779.796 124,778.925 37,368.919	0.000 0.000 0.000 0.000 0.000 0.000 0.000
77

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$22.101250 $21.091176 $14.950833 $15.573594 $14.191846 $13.625003 $10.000000	$26.868963 $22.101250 $21.091176 $14.950833 $15.573594 $14.191846 $13.625003	25,121.360 10,445.290 9,825.624 10,211.334 5,984.069 393.752 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.884493 $11.967403 $10.708906 $10.401473 $10.695234 $10.685410 $10.000000	$12.629822 $10.884493 $11.967403 $10.708906 $10.401473 $10.695234 $10.685410	91,699.470 103,879.953 134,900.978 134,567.914 76,694.189 43,812.597 5,265.608	0.000 0.000 1,956.829 1,987.534 0.000 0.000 0.000
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.366603 $10.314462 $9.310733 $9.420789 $9.907237 $9.998726	$10.579107 $9.366603 $10.314462 $9.310733 $9.420789 $9.907237	64,923.530 53,478.178 63,937.464 49,166.076 22,238.265 3,635.599	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$9.366603 $10.314462 $9.310733 $9.420789 $10.243593	$10.579107 $9.366603 $10.314462 $9.310733 $9.420789	N/A	0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3)(12) Subaccount inception date May 1, 2017	2019 2018 2017	$9.294321 $11.023551 $9.998603	$11.065765 $9.294321 $11.023551	7,304.894 2,458.336 0.000	0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.058541 $13.802416 $12.315698 $11.620118 $11.809098 $10.854138 $10.000000	$15.621570 $13.058541 $13.802416 $12.315698 $11.620118 $11.809098 $10.854138	123,897.839 115,694.834 150,992.538 147,317.771 29,516.202 5,327.031 2,974.733	4,468.822 8,390.618 8,516.511 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.149214 $12.168537 $11.030293 $10.630220 $11.078331 $10.434264 $10.000000	$13.137657 $11.149214 $12.168537 $11.030293 $10.630220 $11.078331 $10.434264	95,222.233 118,336.243 129,951.949 166,131.972 146,988.935 116,215.786 41,882.250	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.006761 $11.786309 $10.842840 $10.489611 $10.879444 $10.162845 $10.000000	$12.741160 $11.006761 $11.786309 $10.842840 $10.489611 $10.879444 $10.162845	92,694.407 100,475.037 111,333.210 93,465.257 75,831.021 43,398.269 13,289.079	5,326.318 5,831.258 6,389.236 6,955.768 589.586 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.402435 $12.545269 $11.095568 $10.744969 $11.303506 $10.790157 $10.000000	$13.647114 $11.402435 $12.545269 $11.095568 $10.744969 $11.303506 $10.790157	77,777.371 75,448.972 90,644.045 121,192.585 65,287.162 64,301.331 12,497.564	0.000 0.000 0.000 0.000 0.000 0.000 0.000
78

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.775281 $10.031074 $9.735160 $9.648092 $9.748372 $9.488936 $10.000000	$10.415895 $9.775281 $10.031074 $9.735160 $9.648092 $9.748372 $9.488936	239,643.582 321,029.399 135,869.381 179,133.609 334,930.695 78,988.610 40,575.761	24,829.594 25,892.114 28,433.657 12,598.937 13,904.078 6,251.694 0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$8.705671 $8.981274 $8.844304 $8.653038 $9.047631 $8.888722 $10.000000	$9.274800 $8.705671 $8.981274 $8.844304 $8.653038 $9.047631 $8.888722	15,683.461 26,151.021 32,758.485 34,229.119 30,022.819 29,546.822 3,909.024	1,384.977 1,481.897 1,601.573 1,612.076 1,727.072 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.600349 $11.087205 $10.080708 $9.973675 $10.374400 $10.169739 $10.000000	$11.609846 $10.600349 $11.087205 $10.080708 $9.973675 $10.374400 $10.169739	73,370.737 85,812.499 145,078.068 139,727.715 187,854.028 113,636.988 21,828.140	9,452.056 11,535.197 14,457.013 16,076.958 18,655.091 18,585.263 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.086977 $11.973757 $10.107891 $10.067354 $10.939516 $10.763305 $10.000000	$12.156045 $11.086977 $11.973757 $10.107891 $10.067354 $10.939516 $10.763305	67,516.518 83,198.104 101,808.968 98,205.322 120,935.491 181,838.536 109,908.889	3,213.289 3,472.508 3,740.579 4,020.407 4,315.964 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.812468 $11.460075 $10.081462 $10.019770 $10.631028 $10.420282 $10.000000	$11.830960 $10.812468 $11.460075 $10.081462 $10.019770 $10.631028 $10.420282	79,353.759 112,819.723 153,106.246 181,160.733 203,350.620 448,470.986 260,344.268	0.000 0.000 0.000 949.986 958.015 962.450 971.503
TA S&P 500 Index - Service Class(3)(13) Subaccount inception date May 1, 2017	2019 2018 2017	$10.452981 $11.191651 $9.998603	$13.452209 $10.452981 $11.191651	2,353.927 968.172 5,181.442	0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.113306 $16.223083 $14.294641 $12.017108 $12.547857 $12.144720 $10.000000	$17.362046 $14.113306 $16.223083 $14.294641 $12.017108 $12.547857 $12.144720	11,888.985 14,051.684 24,109.833 23,135.367 8,966.611 4,027.812 2,464.500	144.232 140.341 144.330 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.224158 $17.773103 $14.792423 $13.533883 $13.455383 $12.862470 $10.000000	$21.148787 $16.224158 $17.773103 $14.792423 $13.533883 $13.455383 $12.862470	19,170.587 16,996.360 27,840.261 33,204.216 34,626.149 4,739.599 2,044.119	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.358416 $12.480149 $10.333137 $10.414353 $10.468245 $11.236370 $10.000000	$12.314053 $10.358416 $12.480149 $10.333137 $10.414353 $10.468245 $11.236370	9,544.704 9,059.118 6,493.002 4,974.538 4,396.490 4,225.344 417.455	509.735 492.457 461.357 0.000 0.000 0.000 0.000
79

C-Share– No longer being sold — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA WMC US Growth - Service Class(14) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.262222 $17.539365 $13.822992 $13.690475 $13.042186 $11.951240 $10.000000	$23.740911 $17.262222 $17.539365 $13.822992 $13.690475 $13.042186 $11.951240	15,139.914 10,616.644 11,631.165 9,902.225 18,278.127 813.825 814.652	0.000 0.000 0.000 0.000 0.000 0.000 0.000
L-Share – No longer being sold
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007 $10.000000	13.727991 $11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007	38,711.493 39,962.690 37,947.056 36,296.988 38,774.667 32,982.190 23,950.748	3,482.511 2,673.112 3,207.557 2,681.622 4,668.903 8,285.275 3,283.869
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.006198 $16.237043 $13.945752 $12.789581 $12.845122 $11.972638 $10.000000	$18.209404 $15.006198 $16.237043 $13.945752 $12.789581 $12.845122 $11.972638	72,551.631 108,425.653 136,402.241 152,267.824 160,443.699 151,531.231 30,535.530	35,240.727 36,288.050 48,439.423 48,460.093 45,730.028 48,509.167 19,817.027
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691 $10.000000	$15.413293 $12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691	548,671.368 599,237.750 627,045.422 590,660.929 557,101.706 467,645.277 124,246.861	9,120.205 9,291.348 11,252.919 5,975.301 9,451.664 5,922.102 4,991.738
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.593856 $9.873891 $9.731249 $9.657794 $9.840701 $9.550465 $10.000000	$10.268514 $9.593856 $9.873891 $9.731249 $9.657794 $9.840701 $9.550465	224,312.157 246,619.038 307,183.701 328,182.100 336,145.838 273,898.421 68,273.201	27,534.561 29,767.201 33,042.428 39,686.120 44,083.958 38,552.809 14,989.456
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317 $10.000000	$22.013148 $17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317	433,4,82.495 509,737.646 573,888.425 444,935.154 368,233.744 199,745.633 61,268.689	83,470.412 76,825.890 85,558.362 75,560.671 69,057.530 59,927.705 14,467.469
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121 $10.000000	$19.831101 $16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121	561,777.002 638,238.476 713,713.786 693,870.342 646,618.326 456,920.276 130,249.623	60,838.885 59,684.279 34,134.732 23,405.783 19,840.651 14,488.554 8,566.638
80

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.129495 $13.092270 $10.122025 $9.988567 $10.689533 $11.219555 $10.000000	$13.385319 $11.129495 $13.092270 $10.122025 $9.988567 $10.689533 $11.219555	257,463.239 311,504.094 348,477.787 296,832.160 280,693.682 169,039.393 32,094.277	86,827.735 81,162.945 107,209.361 80,498.891 79,056.314 75,437.299 8,491.946
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747 $10.000000	$16.111407 $13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747	165,835.571 217,983.042 216,558.114 206,713.838 191,456.929 147,271.196 25,153.215	66,682.002 57,498.257 15,215.500 9,318.948 10,357.981 13,453.705 1,847.105
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.890270 $16.248869 $13.612683 $12.871210 $13.057295 $11.912701 $10.000000	$19.188967 $14.890270 $16.248869 $13.612683 $12.871210 $13.057295 $11.912701	386,114.679 477,395.585 552,957.936 537,849.388 523,199.437 304,049.444 81,347.031	111,978.336 113,304.784 96,115.796 93,387.443 94,588.123 87,394.017 25,699.180
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.481454 $16.115351 $13.618496 $12.394293 $12.834781 $12.330676 $10.000000	$16.301082 $13.481454 $16.115351 $13.618496 $12.394293 $12.834781 $12.330676	182,355.150 222,929.359 253,390.072 257,223.618 219,097.441 206,195.744 83,753.785	32,679.321 31,052.488 54,830.245 49,173.722 44,531.236 34,411.038 13,532.459
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.814369 $14.589162 $12.479053 $11.632854 $12.240598 $11.706687 $10.000000	$15.552603 $11.814369 $14.589162 $12.479053 $11.632854 $12.240598 $11.706687	123,225.380 142,699.728 175,191.426 180,780.575 178,766.989 123,245.933 49,713.463	5,171.145 9,208.804 18,645.113 18,914.206 13,016.198 8,908.250 5,504.695
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.378280 $12.437147 $11.012849 $10.596048 $10.962738 $10.649503 $10.000000	$12.882885 $11.378280 $12.437147 $11.012849 $10.596048 $10.962738 $10.649503	26,897.234 31,260.155 34,966.989 33,736.458 39,974.074 37,745.862 9,092.358	886.153 893.370 900.769 908.425 952.221 960.284 732.635
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2019 2018	$9.529288 $9.989152	$11.237863 $9.529288	5,938.402 0.000	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.825804 $11.336122 $10.770381 $9.539785 $10.154538 $9.984180 $10.000000	$12.112340 $10.825804 $11.336122 $10.770381 $9.539785 $10.154538 $9.984180	277,453.395 300,681.858 391,439.183 372,498.550 307,625.670 294,977.180 195,118.293	8,444.783 8,684.399 14,494.201 16,268.541 20,226.528 2,053.186 15,287.601
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.688039 $9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	162,118.115 173,591.777 228,672.007 411,332.623 351,939.959 416,100.039 152,068.066	33,522.061 6,072.329 7,954.264 16,149.363 12,871.488 50,655.335 51,066.420
81

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.688039 $9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	24,912.075 266,990.699 113,828.162 337,464.720 323,564.669 45,378.206 0.000	79,451.964 439,524.742 122,915.972 478,652.537 375,370.469 56,762.344 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$10.325004 $11.169138 $9.925511 $9.501238 $9.999493	$11.940648 $10.325004 $11.169138 $9.925511 $9.501238	815,427.678 971,387.182 776,849.430 438,505.663 103,968.948	118,222.890 128,757.125 170,124.661 76,511.841 43,301.801
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563 $10.000000	$16.196364 $13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563	98,862.929 116,584.778 149,064.511 158,113.687 173,919.348 100,807.294 34,318.997	23,362.364 20,880.047 26,332.144 21,766.591 23,186.239 23,603.245 6,453.372
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.190755 $10.422856 $9.007495 $9.192601 $9.862946 $9.998480	$10.639644 $9.190755 $10.422856 $9.007495 $9.192601 $9.862946	302,462.327 349,037.697 369,982.865 368,540.425 392,075.205 17,663.371	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$9.190755 $10.422856 $9.007495 $9.192601 $10.218976	$10.639644 $9.190755 $10.422856 $9.007495 $9.192601	N/A	14,343.493 37,341.041 16,184.362 16,619.908 30,672.289
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876 $10.000000	$11.489912 $9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876	116,535.197 140,577.383 163,625.965 172,181.624 180,201.055 131,337.396 41,240.898	83,895.511 82,267.538 90,236.181 86,212.350 89,396.367 88,911.436 16,648.378
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422 $10.000000	$9.068905 $9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422	600,654.608 796,414.870 329,883.026 518,229.971 333,425.732 479,584.358 398,611.180	36,930.399 46,332.335 30,922.832 115,811.529 29,952.964 24,837.700 95,562.423
TA BlackRock iShares Edge 40- Service Class(4) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.333435 $11.015175 $10.244944 $10.232148 $10.467068 $10.120413 $10.000000	$11.676033 $10.333435 $11.015175 $10.244944 $10.232148 $10.467068 $10.120413	145,558.944 172,330.291 207,710.521 306,650.679 336,477.596 149,814.109 87,419.820	68,219.685 72,754.605 80,442.769 85,655.987 113,440.933 105,763.039 29,544.161
TA BlackRock iShares Edge 50 - Service Class(5) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$10.718300 $11.213769 $10.122115 $9.998484	$12.209133 $10.718300 $11.213769 $10.122115	45,447.791 46,230.394 34,585.059 29,792.686	8,169.061 5,648.635 3,767.933 16,935.535
TA BlackRock iShares Edge 75 - Service Class(6) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.131714 $11.802212 $10.191125 $9.998484	$13.143623 $11.131714 $11.802212 $10.191125	71,801.914 37,467.809 0.000 0.000	22,160.184 37,277.252 0.000 0.000
82

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock iShares Edge 100 - Service Class(7) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.734128 $12.626893 $10.437566 $9.998484	$14.350328 $11.734128 $12.626893 $10.437566	17,639.106 17,691.584 30,008.073 13,790.532	0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.290391 $12.033520 $10.975426 $10.656801 $10.869310 $10.537980 $10.000000	$12.973240 $11.290391 $12.033520 $10.975426 $10.656801 $10.869310 $10.537980	983,684.286 1,223,190.327 1,446,389.325 1,610,649.691 1,644,846.465 1,484,483.311 622,413.183	141,483.810 127,550.018 166,193.097 165,703.256 177,324.025 132,269.972 67,683.110
TA International Growth - Service Class(8) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094 $10.000000	$12.399204 $9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094	158,887.199 197,070.867 216,192.727 201,358.961 225,639.976 133,864.494 55,617.989	19,497.095 16,936.237 22,542.693 20,589.681 21,136.268 17,333.970 6,627.012
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.080646 $13.334948 $11.636059 $11.383838 $11.582224 $10.941727 $10.000000	$15.636874 $13.080646 $13.334948 $11.636059 $11.383838 $11.582224 $10.941727	1,074,654.268 1,207,429.944 1,501,652.972 1,479,847.465 1,336,940.830 730,541.910 283,387.831	176,729.082 181,784.865 193,236.162 183,503.267 150,647.483 103,780.502 55,481.023
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490 $10.000000	$17.549404 $13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490	66,613.825 66,041.144 63,212.178 60,150.171 71,423.580 50,751.746 25,495.762	21,133.229 24,557.532 33,683.117 33,033.523 34,653.585 34,595.793 10,760.839
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.680627 $11.367789 $10.286836 $10.045997 $10.457830 $10.449437 $10.000000	$11.905511 $10.680627 $11.367789 $10.286836 $10.045997 $10.457830 $10.449437	400,918.199 507,892.887 579,176.948 556,190.158 539,950.936 489,159.798 112,218.837	42,194.225 47,490.304 51,244.660 61,821.830 63,812.675 58,005.134 31,598.773
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.349621 $14.089764 $11.539582 $11.107903 $11.560026 $11.495701 $10.000000	$15.258630 $12.349621 $14.089764 $11.539582 $11.107903 $11.560026 $11.495701	127,199.252 125,757.742 141,928.181 145,138.043 147,706.178 117,552.744 19,084.184	39,987.550 30,314.762 38,547.562 27,791.560 4,182.492 214.319 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.820934 $12.994188 $11.076736 $10.618972 $11.096827 $11.033969 $10.000000	$13.900601 $11.820934 $12.994188 $11.076736 $10.618972 $11.096827 $11.033969	2,445,329.604 2,843,454.087 2,965,459.502 2,824,898.682 2,978,798.721 2,336,345.737 885,183.766	415,409.316 423,335.952 524,123.651 370,632.160 395,239.177 333,872.109 218,920.095
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.242256 $12.100668 $10.614849 $10.272607 $10.730141 $10.652493 $10.000000	$12.821655 $11.242256 $12.100668 $10.614849 $10.272607 $10.730141 $10.652493	3,459,288.639 4,035,766.293 4,642,446.338 4,212,692.245 4,537,222.835 4,547,958.554 1,812,160.186	421,307.419 448,294.965 466,062.021 414,106.794 414,447.113 428,534.264 157,873.589
83

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.710708 $9.902089 $9.752899 $9.733985 $9.882637 $9.578442 $10.000000	$10.319609 $9.710708 $9.902089 $9.752899 $9.733985 $9.882637 $9.578442	306,189.309 337,681.005 391,575.285 404,410.283 356,338.164 249,919.458 75,650.356	22,676.867 23,563.675 58,639.017 56,679.803 43,044.476 34,878.879 8,737.666
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.272721 $16.596237 $13.992167 $12.826282 $13.112257 $11.719868 $10.000000	$19.593906 $15.272721 $16.596237 $13.992167 $12.826282 $13.112257 $11.719868	107,876.929 120,209.923 131,017.369 133,310.241 122,790.919 119,833.474 106,018.564	14,822.637 12,947.439 26,912.459 45,278.170 62,335.484 80,513.540 1,005.911
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.109647 $11.692134 $9.804695 $9.880917 $10.258883 $10.533491 $10.000000	$11.671903 $10.109647 $11.692134 $9.804695 $9.880917 $10.258883 $10.533491	610,392.672 628,479.898 719,371.572 784,382.375 891,155.155 611,357.354 265,879.539	276,956.663 274,044.111 327,672.972 293,289.895 298,712.997 175,770.666 55,898.626
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.431097 $15.566106 $14.008471 $12.486620 $13.104874 $11.609569 $10.000000	$16.612368 $13.431097 $15.566106 $14.008471 $12.486620 $13.104874 $11.609569	222,319.017 254,446.651 310,684.672 299,110.256 273,711.033 191,132.350 64,552.937	58,103.054 61,994.676 90,647.308 84,952.190 66,706.739 69,780.272 10,257.532
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.626160 $11.181991 $10.497339 $10.262666 $10.496420 $10.060561 $10.000000	$11.674180 $10.626160 $11.181991 $10.497339 $10.262666 $10.496420 $10.060561	950,987.935 1,086,965.099 1,236,009.143 1,611,550.399 1,536,007.541 1,100,174.502 591,414.118	80,336.256 97,255.566 116,971.056 128,715.629 130,866.803 124,206.970 49,622.847
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.550532 $11.117130 $10.251137 $10.512445 $10.935810 $10.268922 $10.000000	$12.020759 $10.550532 $11.117130 $10.251137 $10.512445 $10.935810 $10.268922	1,035,808.908 1,222,419.589 1,385,326.054 1,907,085.697 1,734,729.547 1,171,194.793 505,160.442	99,928.807 114,349.805 145,973.920 159,838.955 203,611.401 203,465.624 82,637.648
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.927153 $11.685266 $10.514106 $10.816840 $11.353665 $10.691252 $10.000000	$12.531992 $10.927153 $11.685266 $10.514106 $10.816840 $11.353665 $10.691252	794,902.386 951,575.498 1,199,157.180 1,539,685.735 1,725,348.621 1,048,124.518 464,201.951	258,618.309 287,427.541 263,594.449 444,880.675 413,289.245 210,760.230 30,827.475
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2019 2018	$8.934715 $9.969672	$10.261817 $8.934715	3,116.687 0.000	0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2019 2018 2017	$11.434824 $11.737982 $11.250710	$12.902530 $11.434824 $11.737982	159,512.573 195,522.004 224,356.967	14,830.715 1,269.368 514.997
84

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037 $10.000000	$12.482176 $10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037	3,827,773.036 4,469,236.154 4,979,300.511 5,471,740.892 6,100,894.487 4,951,402.067 1,811,998.711	500,665.384 561,111.864 665,574.688 648,392.356 736,419.904 590,875.459 167,323.199
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.831987 $11.446976 $10.501545 $10.278238 $10.542635 $10.204584 $10.000000	$11.929769 $10.831987 $11.446976 $10.501545 $10.278238 $10.542635 $10.204584	221,926.628 341,877.509 440,266.010 573,813.629 595,022.369 456,655.384 140,874.387	76,938.987 79,358.242 83,100.913 70,424.600 73,851.263 50,359.526 20,431.164
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $10.933258 $10.000000	$13.493807 $11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $10.933258	2,615,142.201 3,070,132.315 3,423,705.544 3,637,698.554 4,107,576.222 3,985,463.190 1,629,355.721	629,891.008 726,263.222 823,270.713 765,687.520 796,806.671 951,079.397 450,363.944
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.610398 $12.160266 $11.180007 $10.933243 $11.510485 $10.852328 $10.000000	$13.515343 $11.610398 $12.160266 $11.180007 $10.933243 $11.510485 $10.852328	747,920.799 855,638.057 891,025.265 998,721.027 1,042,284.137 969,212.473 339,896.373	113,071.557 93,004.416 99,467.353 109,702.192 115,882.560 125,950.825 16,136.459
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$21.728946 $20.798532 $14.787467 $15.449590 $14.121087 $13.597759 $10.000000	$26.337251 $21.728946 $20.798532 $14.787467 $15.449590 $14.121087 $13.597759	203,507.263 77,819.306 83,780.407 43,795.921 53,733.185 32,194.273 9,347.744	23,155.993 15,311.028 9,200.535 7,264.446 7,749.636 6,489.707 0.000
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010 $10.000000	$12.379822 $10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010	550,270.079 717,416.378 931,999.468 893,420.819 641,333.221 414,574.278 152,124.030	181,165.157 161,039.260 206,340.766 181,332.847 161,307.416 173,629.067 27,743.504
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.250812 $10.217721 $9.251011 $9.388423 $9.902841 $9.998480	$10.417064 $9.250812 $10.217721 $9.251011 $9.388423 $9.902841	166,696.227 222,338.210 243,866.514 213,634.578 158,136.200 4,250.019	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$9.250812 $10.217721 $9.251011 $9.388423 $10.228890	$10.417064 $9.250812 $10.217721 $9.251011 $9.388423	N/A	2,125.131 4,184.196 3,220.760 10,954.437 1,351.212
TA MSCI EAFE Index - Service Class(3)(12) Subaccount inception date May 1, 2017	2019 2018 2017	$9.247703 $11.001403 $9.998356	$10.977308 $9.247703 $11.001403	3,990.648 1,913.650 1,913.650	0.000 0.000 0.000
85

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.838510 $13.610835 $12.181103 $11.527559 $11.750201 $10.832406 $10.000000	$15.312401 $12.838510 $13.610835 $12.181103 $11.527559 $11.750201 $10.832406	714,695.626 749,972.940 1,053,466.360 1,222,006.379 214,416.312 35,764.905 2,925.072	114,242.379 144,385.752 161,089.808 210,712.390 2,942.118 2,533.218 7.170
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.961331 $11.999615 $10.909723 $10.545529 $11.023068 $10.413369 $10.000000	$12.877603 $10.961331 $11.999615 $10.909723 $10.545529 $11.023068 $10.413369	789,705.767 872,542.928 1,018,110.321 1,212,579.781 1,104,503.163 1,111,493.247 447,863.188	29,237.496 49,470.285 67,490.073 125,724.529 72,926.658 65,345.774 46,547.547
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.821292 $11.622702 $10.724327 $10.406055 $10.825170 $10.142494 $10.000000	$12.488979 $10.821292 $11.622702 $10.724327 $10.406055 $10.825170 $10.142494	242,636.171 233,262.905 248,863.193 268,052.240 216,520.881 197,003.768 63,851.665	18,925.860 24,404.330 26,388.192 34,896.609 14,784.489 14,755.873 5,853.786
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.210279 $12.371124 $10.974285 $10.659382 $11.247124 $10.768556 $10.000000	$13.376985 $11.210279 $12.371124 $10.974285 $10.659382 $11.247124 $10.768556	527,207.217 601,498.847 732,488.486 701,685.294 939,184.275 361,640.186 126,163.176	70,453.483 74,849.507 77,803.609 104,238.197 281,353.122 61,063.250 27,524.767
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.610570 $9.891823 $9.628744 $9.571222 $9.699736 $9.469916 $10.000000	$10.209749 $9.610570 $9.891823 $9.628744 $9.571222 $9.699736 $9.469916	658,247.811 733,433.743 855,823.078 877,052.902 855,911.939 695,135.185 406,244.058	119,835.293 123,739.007 158,547.688 179,600.327 150,519.160 137,904.954 44,220.768
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$8.558965 $8.856581 $8.747617 $8.584091 $9.002487 $8.870906 $10.000000	$9.091215 $8.558965 $8.856581 $8.747617 $8.584091 $9.002487 $8.870906	155,083.721 178,918.085 212,569.619 315,828.949 300,321.392 262,887.081 94,596.042	24,425.795 25,301.529 26,817.586 27,792.018 28,559.207 31,462.937 16,760.130
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.421685 $10.933258 $9.970486 $9.894194 $10.322630 $10.149364 $10.000000	$11.379996 $10.421685 $10.933258 $9.970486 $9.894194 $10.322630 $10.149364	139,940.112 212,576.531 242,898.786 253,863.733 270,923.798 220,958.529 145,292.804	29,777.183 30,346.122 31,099.507 36,209.741 41,751.028 45,720.281 19,152.741
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.900128 $11.807517 $9.997379 $9.987134 $10.884932 $10.741760 $10.000000	$11.915406 $10.900128 $11.807517 $9.997379 $9.987134 $10.884932 $10.741760	949,451.399 1,102,426.020 1,228,909.166 1,349,737.774 1,471,942.755 1,624,608.196 556,119.893	438,745.569 449,977.832 523,256.404 516,905.159 575,410.723 483,253.655 201,574.461
86

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.630273 $11.300987 $9.971254 $9.939946 $10.577994 $10.399412 $10.000000	$11.596785 $10.630273 $11.300987 $9.971254 $9.939946 $10.577994 $10.399412	1,136,610.457 1,272,686.188 1,664,123.461 1,822,392.721 1,928,301.761 1,810,558.628 969,298.909	131,132.951 143,025.426 183,173.540 225,645.497 230,832.097 249,831.161 193,081.112
TA S&P 500 Index - Service Class(3)(13) Subaccount inception date May 1, 2017	2019 2018 2017	$10.400580 $11.169170 $9.998356	$13.344716 $10.400580 $11.169170	190,864.674 832.626 4,642.269	9,305.936 6,541.819 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.875451 $15.997875 $14.138380 $11.921370 $12.485262 $12.120421 $10.000000	$17.018355 $13.875451 $15.997875 $14.138380 $11.921370 $12.485262 $12.120421	109,039.704 138,285.074 152,386.254 174,257.031 133,590.169 93,338.730 36,267.066	33,601.065 26,649.954 40,335.301 37,363.813 34,433.216 39,416.693 7,309.629
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738 $10.000000	$20.730180 $15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738	183,001.322 213,557.484 253,216.462 251,818.788 244,212.580 209,993.651 76,374.754	45,370.074 43,838.392 66,936.667 63,848.804 57,911.681 57,207.837 15,633.649
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892 $10.000000	$12.070258 $10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892	61,806.745 64,672.637 64,981.151 76,417.141 71,351.315 56,231.083 10,364.029	21,706.418 21,034.069 27,689.222 23,633.717 24,793.661 27,907.096 10,715.341
TA WMC US Growth - Service Class(14) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.971369 $17.295930 $13.671914 $13.581429 $12.977138 $11.927318 $10.000000	$23.271065 $16.971369 $17.295930 $13.671914 $13.581429 $12.977138 $11.927318	89,669.083 76,003.035 85,194.874 97,923.113 108,455.891 71,042.619 35,679.078	43,205.426 28,247.828 17,770.182 19,004.724 17,288.377 18,539.715 8,665.049

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.989593 $13.051316 $11.497994 $11.213835 $11.277288 $10.725322 $10.000000	$13.912276 $11.989593 $13.051316 $11.497994 $11.213835 $11.277288 $10.725322	127,300.779 184,323.984 199,519.842 209,774.588 205,920.314 152,756.274 56,486.277	3,565.509 3,263.306 5,875.733 4,873.332 4,888.211 6,217.435 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.177114 $16.389002 $14.048268 $12.857915 $12.887985 $11.988638 $10.000000	$18.453620 $15.177114 $16.389002 $14.048268 $12.857915 $12.887985 $11.988638	493,645.600 635,037.543 892,649.972 818,236.223 751,013.016 539,089.078 147,178.697	36,303.520 54,458.388 52,986.994 46,084.575 41,463.372 20,510.543 1,695.662
87

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.138270 $14.045179 $12.321080 $11.482506 $11.547038 $11.171618 $10.000000	$15.620233 $13.138270 $14.045179 $12.321080 $11.482506 $11.547038 $11.171618	1,594,044.823 1,789,315.317 1,981,274.594 1,500,270.625 1,177,244.433 833,877.928 232,056.438	359,733.199 392,247.407 443,536.169 422,247.468 321,613.538 130,945.965 10,243.815
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.703272 $9.966435 $9.802879 $9.709513 $9.873617 $9.563258 $10.000000	$10.406408 $9.703272 $9.966435 $9.802879 $9.709513 $9.873617 $9.563258	870,784.638 1,015,146.192 1,488,025.610 1,209,822.380 1,003,603.495 742,820.206 262,512.916	69,867.013 80,174.076 107,958.860 114,574.536 65,091.882 31,626.964 3,738.658
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.394810 $17.783276 $14.133611 $13.162311 $12.560096 $11.803072 $10.000000	$22.308658 $17.394810 $17.783276 $14.133611 $13.162311 $12.560096 $11.803072	1,149,794.792 1,354,587.901 1,695,452.331 1,569,912.592 1,311,182.798 932,625.503 269,293.365	250,353.602 403,361.244 788,395.989 802,942.499 780,576.123 703,050.297 133,586.501
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.246619 $16.869803 $14.055048 $12.850493 $12.915654 $11.904007 $10.000000	$20.097293 $16.246619 $16.869803 $14.055048 $12.850493 $12.915654 $11.904007	952,939.212 1,161,878.727 1,570,689.122 1,644,795.067 1,437,930.245 1,147,723.314 401,760.499	176,724.435 270,048.136 470,583.936 472,855.742 487,660.569 417,952.422 143,570.284
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.256398 $13.214920 $10.196511 $10.042032 $10.725270 $11.234562 $10.000000	$13.565050 $11.256398 $13.214920 $10.196511 $10.042032 $10.725270 $11.234562	818,360.511 1,027,978.950 1,281,325.782 1,514,714.957 1,066,955.240 789,224.421 243,349.442	163,563.161 213,305.573 364,347.230 383,595.067 371,375.272 250,442.413 69,312.739
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.373966 $14.229697 $12.457995 $11.838471 $11.992238 $11.081541 $10.000000	$16.327487 $13.373966 $14.229697 $12.457995 $11.838471 $11.992238 $11.081541	632,360.720 924,945.512 883,145.882 872,804.716 820,924.406 374,891.990 96,971.498	33,916.151 46,724.827 65,038.822 65,239.700 87,634.908 60,819.881 5,164.836
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.059843 $16.400914 $13.712741 $12.939961 $13.100859 $11.928611 $10.000000	$19.446283 $15.059843 $16.400914 $13.712741 $12.939961 $13.100859 $11.928611	1,100,637.040 1,370,230.943 1,972,789.965 1,811,646.319 1,636,479.143 1,191,612.284 226,325.742	228,256.596 341,902.821 630,163.395 633,514.853 612,988.522 474,559.936 30,209.211
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.634994 $16.266154 $13.718602 $12.460505 $12.877596 $12.347138 $10.000000	$16.519695 $13.634994 $16.266154 $13.718602 $12.460505 $12.877596 $12.347138	653,535.504 737,388.229 1,053,256.981 834,498.510 786,988.063 664,468.037 116,986.679	196,723.805 321,051.472 595,102.564 590,907.643 597,913.642 509,792.218 28,735.814
88

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.948956 $14.725718 $12.570812 $11.695015 $12.281457 $11.722328 $10.000000	$15.761216 $11.948956 $14.725718 $12.570812 $11.695015 $12.281457 $11.722328	358,186.206 410,203.490 561,451.341 475,172.893 438,809.742 344,271.416 59,349.035	99,326.888 171,049.563 362,816.888 385,420.876 386,744.398 350,294.747 4,148.494
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.508018 $12.553673 $11.093887 $10.652772 $10.999388 $10.663753 $10.000000	$13.055871 $11.508018 $12.553673 $11.093887 $10.652772 $10.999388 $10.663753	54,616.484 52,727.057 63,148.255 77,192.453 80,168.178 47,459.645 16,632.257	1,367.161 1,181.952 1,915.227 1,360,509 1,370.985 1,051.756 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2019 2018	$9.542077 $9.989207	$11.275452 $9.542077	63,707.044 16,037.972	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.949120 $11.442237 $10.849566 $9.590778 $10.188441 $9.997538 $10.000000	$12.274807 $10.949120 $11.442237 $10.849566 $9.590778 $10.188441 $9.997538	912,529.126 1,082,394.071 1,491,988.973 1,438,179.377 1,784,931.787 1,401,951.811 1,842,017.360	29,200.328 33,164.131 42,323.362 44,590.277 39,946.977 18,505.279 1,383.488
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$9.818004 $9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	376,070.193 299,981.923 470,005.936 607,053.126 591,510.272 743,361.179 646,518.867	275,268.367 282,505.738 356,063.791 377,869.271 528,590.947 421,655.821 174,629.578
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$9.818004 $9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	590,312.608 3,470,391.047 739,511.091 4,873,405.326 3,992,056.770 593,754.936 3,482.845	20,800.101 782,673.416 85,686.639 1,295,977.828 1,025,013.520 56,718.188 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$10.401014 $11.28789 $9.958681 $9.513983 $9.999548	$12.052604 $10.401014 $11.28789 $9.958681 $9.513983	4,176,153.804 4,652,635.118 5,220,210.685 3,775,134.284 1,158,801.050	259,582.515 287,876.497 304,278.973 137,431.910 86,336.103
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.503417 $15.546169 $13.609114 $12.073363 $12.763329 $11.592033 $10.000000	$16.413594 $13.503417 $15.546169 $13.609114 $12.073363 $12.763329 $11.592033	321,990.814 339,038.598 472,371.877 497,742.472 452,357.793 350,201.422 50,867.318	23,936.087 51,687.702 58,370.135 54,615.055 58,274.557 40,531.568 17,393.577
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.478886 $10.747301 $9.841655 $9.963197 $10.218080 $9.169134 $10.000000	$11.644021 $9.478886 $10.747301 $9.841655 $9.963197 $10.218080 $9.169134	163,102.070 217,914.380 250,376.715 254,399.794 269,804.906 166,490.280 63,241.310	46,847.691 50,417.648 77,475.068 79,437.969 96,222.885 34,995.610 2,843.462
89

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.185659 $9.261591 $9.414789 $9.570501 $9.729250 $9.890633 $10.000000	$9.190549 $9.185659 $9.261591 $9.414789 $9.570501 $9.729250 $9.890633	1,908,188.401 2,299,985.602 1,602,868.867 2,529,140.266 2,191,978.940 1,419,900.456 1,727,691.484	52,093.422 22,003.910 25,432.012 129,060.785 389,923.770 391,276.499 293,788.763
TA BlackRock iShares Edge 40- Service Class(4) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.451163 $11.118304 $10.320288 $10.286837 $10.502019 $10.133949 $10.000000	$11.832669 $10.451163 $11.118304 $10.320288 $10.286837 $10.502019 $10.133949	525,788.703 607,187.137 771,219.581 970,302,033 969,398.301 894,990.652 356,124.159	13,982.057 33,693.956 46,886.463 75,944.883 110,254.095 108,513.253 36,927.656
TA BlackRock iShares Edge 50 - Service Class(5) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$10.778162 $11.253760 $10.138010 $9.998648	$12.301864 $10.778162 $11.253760 $10.138010	362,807.683 346,442.263 561,530.426 584,082.591	4,834.419 5,074.038 3,341.876 0.000
TA BlackRock iShares Edge 75 - Service Class(6) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.193893 $11.844308 $10.207126 $9.998648	$13.243458 $11.193893 $11.844308 $10.207126	199,816.968 100,311.747 51,414.564 34,498.768	15,765.182 754.957 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class(7) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.799675 $12.671932 $10.453951 $9.998648	$14,459330 $11.799675 $12.671932 $10.453951	26,816.136 27,465.275 32,914.250 1,888.246	1,361.309 1,383.016 1,166.213 3,638.049
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.419004 $12.146176 $11.056146 $10.713764 $10.905604 $10.552069 $10.000000	$13.147254 $11.419004 $12.146176 $11.056146 $10.713764 $10.905604 $10.552069	3,422,950.527 4,030,910.354 5,111,465.918 5,763,233.260 6,004,912.069 5,302,758.711 2,452,159.553	224,341.105 287,565.283 335,735.160 349,161.017 368,856.410 315,446.914 193,512.887
TA International Growth - Service Class(8) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.026912 $12.425138 $9.947032 $10.125599 $10.319130 $11.090899 $10.000000	$12.565517 $10.026912 $12.425138 $9.947032 $10.125599 $10.319130 $11.090899	295,013.573 385,534.686 463,280.422 510,654.533 475,026.981 321,593.619 86,255.852	28,465.063 50,416.586 85,116.947 71,947.097 123,149.179 69,872.515 50,477.022
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.229596 $13.459718 $11.721567 $11.444644 $11.620870 $10.956358 $10.000000	$15.846553 $13.229596 $13.459718 $11.721567 $11.444644 $11.620870 $10.956358	4,690,523.449 5,329,723.141 5,714,227.087 5,829,614.143 5,133,260.436 2,390,178.719 846,771.666	310,529.660 413,118.649 537,134.311 535,654.427 459,431.230 335,840.509 50,722.907
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.262563 $13.683922 $10.805595 $11.243877 $12.065997 $12.298900 $10.000000	$17.784783 $13.262563 $13.683922 $10.805595 $11.243877 $12.065997 $12.298900	205,306.907 225,375.400 241,957.863 267,965.672 185,124.496 138,837.629 45,252.660	23,306.332 11,813.321 20,551.711 20,065.931 18,927.320 16,528.296 212.264
90

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.802256 $11.474173 $10.362453 $10.099672 $10.492730 $10.463402 $10.000000	$12.065156 $10.802256 $11.474173 $10.362453 $10.099672 $10.492730 $10.463402	2,292,246.035 2,657,211.398 2,626,584.225 2,842,297.992 2,885,567.764 1,799,118.890 859,254.384	144,183.453 184,342.764 233,286.455 206,699.293 209,496.466 145,024.828 24,624.544
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.490322 $14.221662 $11.624448 $11.167282 $11.598634 $11.511064 $10.000000	$15.463330 $12.490322 $14.221662 $11.624448 $11.167282 $11.598634 $11.511064	309,732.388 373,107.654 487,809.607 441,868.380 594,974.013 585,346.544 155,400.451	4,364.943 4,336.134 3,883.849 28,874.953 5,475.678 1,856.986 1,199.051
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.955593 $13.115820 $11.158176 $10.675723 $11.133874 $11.048720 $10.000000	$14.087050 $11.955593 $13.115820 $11.158176 $10.675723 $11.133874 $11.048720	9,493,086.163 10,932.440.003 12,081,853.386 11,047,852.821 11,262,307.802 8,419,509.261 3,481.238.734	330,503.479 433,961.229 536,839.860 511,125.331 517,685.257 317,535.793 160,915.977
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.370312 $12.213930 $10.692895 $10.327498 $10.765963 $10.666738 $10.000000	$12.993629 $11.370312 $12.213930 $10.692895 $10.327498 $10.765963 $10.666738	15,358,430.641 17,475,466.595 19,815.444.618 21,026,241.857 22,553,575.372 22,074,908.232 8,416,943.646	763,704.055 847,088.980 919,846.361 1,021,475.856 1,027,373.063 317,535.793 330,832.694
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.821352 $9.994815 $9.824634 $9.786023 $9.915645 $9.591261 $10.000000	$10.458080 $9.821352 $9.994815 $9.824634 $9.786023 $9.915645 $9.591261	743,272.027 783,349.724 894,685.575 1,182,687.557 803,333.767 522,888.441 253,335.000	174,298.251 251,440.153 362,754.219 377,095.840 191,336.809 106,009.025 51,666.815
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.446674 $16.751556 $14.095040 $12.894815 $13.156025 $11.735537 $10.000000	$19.856688 $15.446674 $16.751556 $14.095040 $12.894815 $13.156025 $11.735537	156,792.799 186,032.463 263,293.522 256,739.641 200,875.359 122,331.076 12,606.972	5,626.970 49,432.824 117,940.209 123,845.585 12,759.711 2,126.419 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.224832 $11.801594 $9.876797 $9.933718 $10.293130 $10.547569 $10.000000	$11.828491 $10.224832 $11.801594 $9.876797 $9.933718 $10.293130 $10.547569	2,050,610.838 2,483,963.836 3,068,076.653 3,054,936.218 3,641,030.517 2,400,838.117 1,033,844.806	158,076.161 202,437.617 208,403.826 189,552.603 301,738.819 109,401.619 42,480.448
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.584086 $15.711794 $14.111462 $12.553342 $13.148614 $11.625085 $10.000000	$16.835192 $13.584086 $15.711794 $14.111462 $12.553342 $13.148614 $11.625085	582,402.231 833,156.141 1,426,154.763 1,256,831.186 1,085,894.934 837,321.324 158,057.554	136,208.733 277,537.753 536,836.134 564,964.063 512,188.209 478,670.027 166,792.762
91

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.747195 $11.286648 $10.574505 $10.317499 $10.531461 $10.074011 $10.000000	$11.830763 $10.747195 $11.286648 $10.574505 $10.317499 $10.531461 $10.074011	4,463,235.388 5,071,759.131 5,974,315.444 6,629,997.808 6,445,923.397 4,459,686.872 1,848,481.012	299,040.503 331,889.147 412,256.374 420,460.236 385,015.010 310,069.225 154,451.238
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.670711 $11.221195 $10.326511 $10.568615 $10.972312 $10.282648 $10.000000	$12.181984 $10.670711 $11.221195 $10.326511 $10.568615 $10.972312 $10.282648	5,125,618.026 5,878,022.311 6,879,014.900 7,968,525.017 8,321,901.530 5,825,954.981 2,264,209.023	458,818.813 597,544.207 635,553.225 812,597.205 579,741.512 417,242.620 134,652.324
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.051644 $11.794672 $10.591426 $10.874653 $11.391564 $10.705543 $10.000000	$12.700114 $11.051644 $11.794672 $10.591426 $10.874653 $11.391564 $10.705543	2,801,447.032 3,320,149.410 3,994,118.611 4,802,816.111 5,231,756.843 3,046,400.074 1,324,765.634	194,069.209 243,768.822 300,048.213 321,975.741 312,856.187 169,270.878 81,991.539
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2019 2018	$8.946722 $9.969727	$10.296154 $8.946722	250.287 0.000	0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1,2017	2019 2018 2017	$11.565080 $11.847855 $11.342925	$13.075607 $11.565080 $11.847855	359,785.977 302,822.444 240,269.271	3,241.593 3,357.923 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.120119 $11.844659 $10.614697 $10.400519 $10.764074 $10.467013 $10.000000	$12.649592 $11.120119 $11.844659 $10.614697 $10.400519 $10.764074 $10.467013	28,767,902.407 33,176,228.327 37,900,024.011 41,373,742.345 43,849,362.943 32,717,032.490 11,386,700.818	2,556,927.517 2,957,317.702 3,287,360.633 3,581,122.810 3,555,666.443 2,546,744.945 798,390.673
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.955381 $11.554129 $10.578760 $10.333155 $10.577824 $10.218227 $10.000000	$12.089795 $10.955381 $11.554129 $10.578760 $10.333155 $10.577824 $10.218227	1,685,294.464 1,944,007.633 2,896,278.453 4,128,802.717 3,709,480.082 3,164,750.174 1,391,501.380	567,722.665 599,608.255 785,659.978 854,531.295 838,242.161 484,640.672 361,354.798
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.642529 $12.750019 $10.940622 $10.626009 $11.196321 $10.947869 $10.000000	$13.674821 $11.642529 $12.750019 $10.940622 $10.626009 $11.196321 $10.947869	9,742,260.402 11,720,685.722 14,330,393.839 16,077,902.033 18,189,318.936 15,685,951.390 5,548,339.779	1,377,113.132 1,632,741.209 2,077,892.779 2,194,620.116 2,242,972.614 1,812,793.691 691,025.466
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.742654 $12.274093 $11.262211 $10.991679 $11.548912 $10.866845 $10.000000	$13.696629 $11.742654 $12.274093 $11.262211 $10.991679 $11.548912 $10.866845	2,533,111.251 3,194,040.526 3,665,498.378 4,357,579.672 4,682,745.168 4,441,725.603 1,222,783.518	156,443.133 158,155.081 211,588.998 237,625.407 268,760.991 238,202.816 37,001.858
92

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$21.976370 $20.993122 $14.896156 $15.532106 $14.168189 $13.615904 $10.000000	$26.690433 $21.976370 $20.993122 $14.896156 $15.532106 $14.168189 $13.615904	429,772.911 212,847.110 217,702.810 195,210.569 179,702.738 97,340.585 21,836.602	47,242.329 20,197.900 21,828.680 11,321.235 18,841.047 4,691.635 0.000
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.822941 $11.911703 $10.669705 $10.373728 $10.677395 $10.678265 $10.000000	$12.545856 $10.822941 $11.911703 $10.669705 $10.373728 $10.677395 $10.678265	2,705,408.916 3,243,290.309 3,724,268.692 3,446,210.459 2,697,990.690 1,318,519.902 481,118.236	219,295.179 241,847.612 217,493.582 142,335.930 85,374.412 27,382.182
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.327826 $10.282094 $9.290767 $9.409973 $9.905770 $9.998644	$10.524777 $9.327826 $10.282094 $9.290768 $9.409973 $9.905770	911,598.822 1,038,829.503 1,120,801.382 1,317,653.538 1,515,166.021 143,988.176	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$9.327826 $10.282094 $9.290768 $9.409973 $10.238680	$10.524777 $9.327826 $10.282094 $9.290768 $9.409973	N/A	27,539.022 86,781.637 85,705.270 29,348.409 11,134.826
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.984745 $13.738225 $12.270651 $11.589150 $11.789415 $10.846881 $10.000000	$15.517780 $12.984745 $13.738225 $12.270651 $11.589150 $11.789415 $10.846881	4,620,781.478 5,198,848.702 6,159,492.860 4,761,012.052 1,281,357.575 367,697.118 155,696.096	427,156.705 457,313.842 456,127.195 446,315.041 63,934.012 1,747.118 0.000
TA MSCI EAFE Index - Service Class(3)(12) Subaccount inception date May 1, 2017	2019 2018 2017	$9.278751 $11.016157 $9.998521	$11.036189 $9.278751 $11.016157	35,220.696 51,605.391 19,368.393	0.000 3,075.860 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.086189 $12.111929 $10.989928 $10.601876 $11.059856 $10.427283 $10.000000	$13.050333 $11.086189 $12.111929 $10.989928 $10.601876 $11.059856 $10.427283	2,760,608.046 3,129,996.807 4,053,789.006 4,608,904.816 4,567,234.345 4,038,621.568 1,521,956.282	64,379.994 75,076.404 108,548.015 145,993.702 134,580.508 122,967.168 50,222.198
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.944536 $11.731476 $10.803164 $10.461648 $10.861299 $10.156054 $10.000000	$12.656477 $10.944536 $11.731476 $10.803164 $10.461648 $10.861299 $10.156054	1,131,518.741 1,491,544.464 2,006,685.341 2,064,430.387 1,731,743.267 742,912.559 211,353.453	93,101.461 100,320.750 133,250.215 139,608.083 76,815.579 22,446.998 10,407.479
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.337994 $12.486932 $11.054983 $10.716348 $11.284678 $10.782951 $10.000000	$13.556427 $11.337994 $12.486932 $11.054983 $10.716348 $11.284678 $10.782951	1,715,881.155 2,057,577.935 2,414,549.923 2,583,067.027 2,662,730.420 1,600,587.241 605,375.864	138,173.933 135,556.060 147,269.640 154,216.271 299,233.124 105,071.479 61,916.712
93

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.720065 $9.984443 $9.699566 $9.622392 $9.732134 $9.482602 $10.000000	$10.346709 $9.720065 $9.984443 $9.699566 $9.622392 $9.732134 $9.482602	1,758,804.947 2,027,893.620 2,660,893.620 2,714,265.079 2,698,951.372 2,321,109.993 1,181,039.994	333,945.983 454,472.638 607,221.188 696,687.609 703,918.348 562,017.795 290,303.551
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$8.656480 $8.939511 $8.811960 $8.629981 $9.032552 $8.882785 $10.000000	$9.213171 $8.656480 $8.939511 $8.811960 $8.629981 $9.032552 $8.882785	507,614.472 629,988.914 893,178.889 1,034,894.576 1,789,457.242 1,905,725.931 265,309.758	34,448.214 34,938.697 61,568.970 62,927.511 42,945.571 41,392.292 23,605.265
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.540396 $11.035611 $10.043809 $9.947079 $10.357094 $10.162935 $10.000000	$11.532646 $10.540396 $11.035611 $10.043809 $9.947079 $10.357094 $10.162935	1,130,848.027 1,348,716.506 1,669,890.550 2,220,649.615 2,185,824.034 1,541,826.177 822,960.680	17,852.772 32,607.711 35,403.818 48,076.413 49,344.909 40,231.271 24,998.605
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.024299 $11.918055 $10.070907 $10.040519 $10.921279 $10.756115 $10.000000	$12.075239 $11.024299 $11.918055 $10.070907 $10.040519 $10.921279 $10.756115	2,550,049.075 3,100,468.291 3,683,726.949 4,201,503.940 4,941,948.601 4,035,152.360 1,571,002.368	187,424.522 222,378.647 226,843.579 251,210.540 354,761.524 230,373.462 137,089.962
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.751378 $11.406793 $10.044591 $9.993076 $10.613321 $10.413329 $10.000000	11.752367 $10.751378 $11.406793 $10.044591 $9.993076 $10.613321 $10.413329	5,089,978.669 5,989,148.979 6,926,343.732 7,724,174.203 8,448,771.881 8,256,449.224 3,955,128.014	198,671.881 233,889.073 318,869.801 361,235.792 422,477.154 433,651.266 223,774.389
TA S&P 500 Index - Service Class(3)(13) Subaccount inception date May 1, 2017	2019 2018 2017	$10.435474 $11.184152 $9.998521	13.416257 $10.435474 $11.184152	16,871.236 33,328.053 4,272.400	6,296.471 1,378.899 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.033549 $16.147648 $14.242354 $11.985086 $12.526940 $12.136615 $10.000000	$17.246669 $14.033549 $16.147648 $14.242354 $11.985086 $12.526940 $12.136615	120,993.714 148,626.655 245,484.014 197,397.000 184,816.109 195,517.665 31,802.685	19,856.893 21,799.264 28,825.401 26,838.989 33,086.324 15,144.463 2,174.061
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.132468 $17.690455 $14.738321 $13.497831 $13.432961 $12.853885 $10.000000	$21.008243 $16.132468 $17.690455 $14.738321 $13.497831 $13.432961 $12.853885	565,664.318 768,482.850 1,119,971.239 979,522.859 897,268.173 635,617.289 162,884.426	184,262.426 329,329.645 587,495.983 572,024.370 520,458.178 448,300.487 114,130.104
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.299846 $12.422077 $10.295319 $10.386586 $10.450790 $11.228868 $10.000000	$12.232180 $10.299846 $12.422077 $10.295319 $10.386586 $10.450790 $11.228868	81,646.212 97,997.925 108,969.074 158,312.402 116,947.050 83,460.367 26,244.915	50,977.344 63,385.514 78,538.486 71,016.529 81,745.215 27,618.553 2,941.474
94

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA WMC US Growth - Service Class(14) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.164642 $17.457784 $13.772422 $13.653984 $13.020441 $11.943257 $10.000000	$23.583131 $17.164642 $17.457784 $13.772422 $13.653984 $13.020441 $11.943257	223,567.304 202,058.511 337,232.034 301,358.135 317,232.511 222,562.763 80,969.535	48,995.603 38,573.174 66,115.077 64,825.173 61,614.906 24,046.726 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082 $10.000000	$14.051949 $12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082	35,282.823 26,129.229 28,193.673 30,280.470 35,106.933 9,290.371 3,341.657	916.869 916.869 916.869 916.926 916.991 917.060 316.419
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655 $10.000000	$18.639081 $15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655	43,335.341 49,261.573 50,670.148 50,654.867 55,108.672 42,593.715 21,856.165	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807 $10.000000	$15.777009 $13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807	179,296.704 280,316.814 201,184.946 256,528.386 129,429.028 95,272.296 40,691.480	891.402 2,470.814 2,414.569 2,412.170 891.519 891.586 306.167
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853 $10.000000	$10.510874 $9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853	309,824.086 351,444.969 442,789.966 512,677.522 404,826.804 267,683.874 48,244.062	3,866.544 6,697.614 3,311.385 3,869.977 3,894.901 2,074.498 1,747.509
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889 $10.000000	$22.532546 $17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889	92,740.996 116,019.204 111,092.321 111,703.967 102,363.806 59,543.877 28,219.573	4,294.119 3,936.519 843.864 843.916 843.975 844.039 292.644
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942 $10.000000	$20.298990 $16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942	100,288.634 152,881.724 156,732.620 167,258.437 180,983.619 140,755.081 79,993.089	3,753.762 3,749.742 3,961.019 3,396.859 1,996.615 831.541 292.596
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813 $10.000000	$13.701222 $11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813	84,575.945 102,386.055 97,859.100 93,863.642 62,230.205 43,496.061 24,943.959	4,839.722 4,626.506 893.399 893.454 893.517 893.584 306.855
95

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651 $10.000000	$16.491649 $13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651	64,932.380 100,805.655 102,626.825 111,343.243 106,706.324 126,709.755 98,079.100	0.000 0.000 0.000 51.506 1,332.808 43.027 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572 $10.000000	$19.641824 $15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572	71,407.946 83,774.828 89,803.595 76,826.234 73,398.074 33,327.644 10,840.127	5,214.251 5,349.670 4,793.119 4,554.938 8,405.314 3,996.322 874,845
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.751449 $16.380325 $13.794257 $12.510483 $12.909862 $12.359513 $10.000000	$16.685794 $13.751449 $16.380325 $13.794257 $12.510483 $12.909862 $12.359513	58,311.227 70,046.645 68,086.405 72,320.811 79,593.785 58,450.028 35,108.203	4,242.998 4,183.510 4,219.069 4,364.502 6,303.126 2,230.758 565.913
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088 $10.000000	$15.919693 $12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088	22,297.676 25,131.627 23,659.703 15,256.906 16,383.539 7,080.418 2,394.411	2,684.115 2,671.809 2,643.024 2,678.119 2,641.685 2,184.583 592.605
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440 $10.000000	$13.186905 $11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440	7,729.667 9,257.148 8,851.425 4,921.799 3,420.804 2,728.542 14.971	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2019 2018	$9.551691 $9.989248	$11.303756 $9.551691	28,126.964 1,006.955	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569 $10.000000	$12.398207 $11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569	67,806.744 68,359.205 116,953.712 171,246.263 149,640.900 99,577.778 454,433.033	0.000 0.000 0.000 0.000 2,544.566 1,743.794 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	212,792.211 200,833.830 213,791.465 301,656.634 267,110.460 229,240.493 118,019.127	6,130.098 4,792.771 4,255.891 8,061.509 222,803.237 3,810.112 12,938.796
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
96

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 205	2019 2018 2017 2016 2015	$10.458472 $11.273779 $9.983636 $9.523565 $9.999589	$12.137363 $10.458472 $11.273779 $9.983636 $9.523565	2,008,094.635 2,553,830.900 2,531,134.973 1,538,083.138 312,767.949	62,809.156 74,232.764 79,506.979 41,719.140 29,954.489
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659 $10.000000	$16.578603 $13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659	19,200.635 25,105.825 98,819.687 100,809.586 102,379.804 24,158.172 3,449.318	6,309.646 6,465.922 6,867.381 2,091.537 4,816.818 4,238.242 1,452.199
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335 $10.000000	$11.761133 $9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335	23,743.211 29,312.790 37,379.601 41,809.349 40,772.499 28,645.858 15,048.486	4,637.689 5,069.525 4,974.289 13,702.573 13,181.159 3,004.891 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559 $10.000000	$9.282960 $9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559	267,208.427 318,364.979 359,338.090 626,376.121 707,102.360 484,704.900 384,089.323	25,714.215 35,822.637 40,697.435 37,098.281 69,487.436 177,092.938 20,842.924
TA BlackRock iShares Edge 40- Service Class(4) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110 $10.000000	$11.951619 $10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110	243,283.879 269,964.785 300,292.530 333,998.457 316,221.857 233,040.756 105,114.053	13,792.616 15,194.777 19,442.929 34,620.010 49,708.571 38,716.121 2,202.988
TA BlackRock iShares Edge 50 - Service Class(5) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$10.823311 $11.283871 $10.149951 $9.998771	$12.371941 $10.823311 $11.283871 $10.149951	155,714.899 160,758.914 109,724.215 121,401.258	0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class(6) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.240798 $11.875999 $10.219150 $9.998771	$13.318919 $11.240798 $11.875999 $10.219150	84,137.567 40,984.215 110.217 0.000	0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class(7) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.849103 $12.705812 $10.466249 $9.998771	$14.541701 $11.849103 $12.705812 $10.466249	1,296.484 180.586 2,386.749 2,206.028	0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653 $10.000000	$13.279432 $11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653	1,656,597.845 1,896,925.208 2,285,447.085 2,625,133.628 2,567,035.293 2,300,269.186 968,809.271	88,960.727 107,137.958 126,243.853 146,573.925 140,032.535 86,264.053 24,968.725
TA International Growth - Service Class(8) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015 $10.000000	$12.691851 $10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015	31,980.690 33,812.493 73,100.238 67,721.082 74,501.988 22,115.469 6,050.885	3,753.413 5,117.161 4,583.938 4,405.566 4,113.192 1,140.702 854.495
97

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341 $10.000000	$16.005890 $13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341	1,494,273.462 1,828,724.343 2,096,588.668 2,044,531.267 1,739,313.614 922,108.414 278,846.205	51,117.698 43,483.576 48,108.956 38,232.629 32,193.046 30,327.463 13,008.480
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215 $10.000000	$17.963577 $13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215	18,533.647 25,125.749 26,741.852 26,356.163 23,615.654 16,288.672 3,643.075	2,439.878 2,304.017 2,479.574 2,245.743 1,273.012 1,181.460 1,176.849
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.894537 $11.554742 $10.419628 $10.140218 $10.519054 $10.473903 $10.000000	$12.186495 $10.894537 $11.554742 $10.419628 $10.140218 $10.519054 $10.473903	716,259.470 805,611.611 1,013,614.984 1,094,806.862 1,159,925.012 621,632.024 285,473.261	17,465.823 21,278.166 25,718.681 25,948.682 77,128.335 28,961.841 36,537.062
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.596995 $14.321488 $11.688562 $11.212077 $11.627700 $11.522602 $10.000000	$15.618803 $12.596995 $14.321488 $11.688562 $11.212077 $11.627700 $11.522602	141,665.271 126,496.303 128,928.642 68,597.209 49,792.778 29,903.644 18,915.919	0.000 541.360 507.291 536.502 545.879 542.513 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.057698 $13.207882 $11.219717 $10.718558 $11.161786 $11.059804 $10.000000	$14.228679 $12.057698 $13.207882 $11.219717 $10.718558 $11.161786 $11.059804	3,537,477.024 3,997,645.220 4,489,919.334 4,335,761.945 4,571,391.860 3,683,756.801 1,764,489.987	173,465.076 202,401.343 218,576.150 226,066.033 228,939.774 198,981.466 129,102.681
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.467421 $12.299669 $10.751867 $10.368927 $10.792938 $10.677437 $10.000000	$13.124268 $11.467421 $12.299669 $10.751867 $10.368927 $10.792938 $10.677437	5,477,932.721 6,395,913.668 7,315,679.463 7,579,996.726 7,996,618.555 7,757,462.638 3,258,183.934	277,972.669 331,813.805 365,123.639 440,299.391 390,159.713 327,030.171 113,366.040
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.905232 $10.064979 $9.878813 $9.825274 $9.940491 $9.600889 $10.000000	$10.563219 $9.905232 $10.064979 $9.878813 $9.825274 $9.940491 $9.600889	229,038.561 256,544.674 323,509.562 388,303.437 377,916.004 132,289.095 58,277.786	13,281.917 19,374.499 15,378.952 15,079.019 12,284.602 9,244.612 11,182.491
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303 $10.000000	$20.056322 $15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303	11,087.664 11,634.411 20,067.413 20,762.439 18,990.152 14,794.869 9,473.375	2,500.105 5,570.039 5,869.064 2,873.329 205.933 218.572 0.000
98

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.312182 $11.884454 $9.931274 $9.973576 $10.318920 $10.558141 $10.000000	$11.947448 $10.312182 $11.884454 $9.931274 $9.973576 $10.318920 $10.558141	624,850.519 813,042.940 891,281.480 986,976.222 1,050,457.986 761,558.633 253,806.662	62,789.154 73,576.312 83,990.667 81,981.965 75,913.435 55,046.121 18,175.270
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728 $10.000000	$17.004433 $13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728	46,728.101 45,455.516 59,210.833 47,384.756 48,363.104 13,718.975 8,222.901	0.000 1,381.396 1,328.954 1,318.761 549.767 41.054 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.839008 $11.365915 $10.632847 $10.358900 $10.557858 $10.084125 $10.000000	$11.949729 $10.839008 $11.365915 $10.632847 $10.358900 $10.557858 $10.084125	1,864,198.715 2,058,599.384 2,505,750.433 2,772,824.326 2,408,546.059 1,901,607.683 902,505.293	175,285.298 201,703.047 210,969.689 227,977.717 217,695.101 86,383.576 21,333.911
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971 $10.000000	$12.304477 $10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971	2,269,332.860 2,530,483.016 3,047,871.157 3,482,149.355 3,721,268.972 2,858,440.096 1,039,380.138	164,599.018 186,436.660 203,262.711 211,333.233 197,075.933 85,117.563 28,730.840
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280 $10.000000	$12.827766 $11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280	982,047.806 1,149,886.955 1,326,079.203 1,540,714.791 1,704,301.320 932,814.082 287,278.458	84,702.120 91,404.550 105,357.617 108,036.703 541,698.274 193,592.776 35,401.322
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2019 2018	$8.955738 $9.969768	$10.322009 $8.955738	941.952 0.000	0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2019 2018 2017	$11.663820 $11.930999 $11.412629	$13.207033 $11.663820 $11.930999	394,165.978 400,379.216 351,484.283	0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507 $10.000000	$12.776792 $11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507	9,866,860.113 11,478,018.517 13,036,082.049 14,581,221.436 15,477,858.340 12,187,086.846 4,153,049.354	1,125,035.993 1,325,471.373 1,473,997.422 1,679,383.988 1,620,361.477 927,625.831 87,085.678
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484 $10.000000	$12.211357 $11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484	849,440.662 1,157,459.629 1,321,262.863 1,387,815.352 1,360,515.031 1,051,554.155 472,504.182	124,863.788 134,106.217 143,940.095 141,875.895 53,722.993 45,757.874 2,335.180
99

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846 $10.000000	$13.812289 $11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846	4,807,337.715 5,401,420.359 6,339,714.697 6,925,239.245 7,503,400.105 6,394,792.700 2,385,027.830	786,161.545 921,293.299 1,001,722.850 1,043,001.393 447,757.940 324,414.451 167,039.670
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.842928 $12.360245 $11.324315 $11.035764 $11.577846 $10.877738 $10.000000	$13.834310 $11.842928 $12.360245 $11.324315 $11.035764 $11.577846 $10.877738	1,171,508.141 1,404,139.125 1,701,737.957 1,864,708.854 1,929,846.523 1,665,112.584 554,239.451	20,185.465 22,086.174 23,393.780 23,922.336 25,021.088 20,412.190 5,877.135
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550 $10.000000	$26.958784 $22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550	48,960.126 32,427.388 59,172.248 52,228.770 40,030.272 11,736.698 4,582.366	4,033.704 1,989.043 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977 $10.000000	$12.672017 $10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977	480,076.934 700,803.492 795,805.807 642,459.808 271,892.069 107,725.203 83,325.946	23,956.961 24,140.813 25,597.739 16,879.171 9,834.841 5,868.073 4,642.464
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.386058 $10.330687 $9.320727 $9.426201 $9.907970 $9.998767	$10.606383 $9.386058 $10.330687 $9.320727 $9.426201 $9.907970	238,847.279 308,344.143 366,616.609 407,788.914 550,476.747 26,175.188	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$9.386058 $10.330687 $9.320727 $9.426201 $10.246046	$10.606383 $9.386058 $10.330687 $9.320727 $9.426201	N/A	17,872.138 18,841.679 19,975.662 25,819.971 1,697.702
TA MSCI EAFE Index - Service Class(3)(12) Subaccount inception date May 1, 2017	2019 2018 2017	$9.302137 $11.027259 $9.998644	$11.080598 $9.302137 $11.027259	916.265 916.445 0.000	0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.095629 $13.834654 $12.338317 $11.635637 $11.818958 $10.857766 $10.000000	$15.673777 $13.095629 $13.834654 $12.338317 $11.635637 $11.818958 $10.857766	1,293,633.920 1,330,013.296 1,512,184.558 1,159,220.190 398,952.963 8,754.652 4,677.660	14,410.469 15,426.306 30,403.040 21,801.894 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749 $10.000000	$13.181539 $11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749	1,401,138.890 1,695,134.753 1,984,257.667 2,115,462.311 2,102,701.415 1,940,470.405 663,747.387	50,531.625 55,788.871 61,830.637 84,050.103 67,099.524 61,722.504 24,930.676
100

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237 $10.000000	$12.783697 $11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237	395,540.090 487,515.008 561,535.170 705,263.163 618,552.961 338,376.125 154,285.485	24,644.217 24,803.548 25,290.866 31,372.066 69,155.878 63,489.171 12,625.256
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759 $10.000000	$13.692713 $11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759	617,065.495 661,461.588 743,700.247 830,044.729 843,911.685 519,383.356 187,171.655	17,496.778 18,197.784 27,208.609 27,553.848 44,310.096 27,410.601 16,589.157
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111 $10.000000	$10.450712 $9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111	583,500.065 678,170.620 800,507.068 852,612.512 867,471.453 638,582.276 256,632.708	54,270.098 69,792.988 69,517.575 68,890.316 68,790.581 39,757.580 25,569.173
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705 $10.000000	$9.305793 $8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705	179,927.803 232,347.804 422,886.209 303,566.230 650,343.983 657,388.039 83,161.041	28,136.735 35,062.395 36,360.578 26,921.862 26,524.004 15,586.804 1,280.881
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136 $10.000000	$11.648630 $10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136	455,952.604 537,383.939 744,553.302 827,658.493 910,953.463 756,495.092 288,617.052	46,810.131 50,077.743 52,654.222 61,917.221 72,630.512 52,964.041 32,302.207
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901 $10.000000	$12.196651 $11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901	1,088,527.458 1,322,151.003 1,553,704.525 1,756,415.677 2,027,413.251 1,738,537.855 757,546.998	65,347.642 86,637.950 125,210.682 128,927.876 132,069.528 91,965.309 24,812.146
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761 $10.000000	$11.870494 $10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761	2,555,278.517 2,897,075.143 3,304,178.811 3,554,789.443 3,801,333.872 3,743,686.079 1,640,171.897	83,870.836 100,807.738 107,816.586 120,679.287 163,912.016 152,397.945 33,291.767
TA S&P 500 Index - Service Class(3)(13) Subaccount inception date May 1, 2017	2019 2018 2017	$10.461768 $11.195411 $9.998644	$13.470249 $10.461768 $11.195411	0.000 0.000 0.000	585.628 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774 $10.000000	$17.420053 $14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774	30,475.711 28,776.120 49,553.376 45,179.348 50,676.286 22,176.975 13,338.672	585.114 566,061 576.297 603.184 1,389.976 1,161.765 559.975
101

L-Share – No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763 $10.000000	$21.219453 $16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763	36,091.984 51,294.914 82,663.665 77,359.197 74,762.460 33,870.139 17,070.291	6,510.658 7,272.029 7,531.318 7,516.759 6,730.362 3,512.824 1,934.378
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128 $10.000000	$12.355179 $10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128	6,544.368 8,399.032 52,686.855 51,878.380 48,969.630 1,634.284 0.000	1,136.940 1,109.699 1,029.649 1,053.376 1,014.790 0.000 0.000
TA WMC US Growth - Service Class(14) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227 $10.000000	$23.820192 $17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227	22,340.424 31,566.483 32,908.338 32,649.136 27,846.539 20,269.017 2,683.729	4,492.166 3,129.696 0.000 3,787.096 3,787.389 3,787.673 3,787.978
X-Share– No longer being sold
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007 $10.000000	$13.727991 $11.854460 $12.930208 $11.414028 $11.154150 $11.239736 $10.711007	6,462.329 6,556.666 6,690.277 9,434.104 9,840.782 9,000.968 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.006198 $16.237043 $13.945752 $12.789581 $12.845122 $11.972638 $10.000000	$18.209404 $15.006198 $16.237043 $13.945752 $12.789581 $12.845122 $11.972638	63,191.835 60,074.035 57,708.609 48,425.764 43,397.324 14,836.998 3,032.105	9,307.949 11,519.288 14,619.904 11,935.628 10,053.941 6,465.464 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691 $10.000000	$15.413293 $12.990178 $13.914842 $12.231100 $11.421386 $11.508571 $11.156691	117,491.130 63,259.670 65,995.264 125,375.141 136,584.843 124,625.235 75,409.507	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.593856 $9.873891 $9.731249 $9.657794 $9.840701 $9.550465 $10.000000	$10.268514 $9.593856 $9.873891 $9.731249 $9.657794 $9.840701 $9.550465	267,820.666 223,444.415 248,712.805 285,189.211 193,074.605 72,895.435 27,207.388	14,645.770 14,922.329 15,209.528 17,468.143 18,732.238 18,830.797 1,231.452
102

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317 $10.000000	$22.013148 $17.198752 $17.618245 $14.030392 $13.092247 $12.518255 $11.787317	145,079.870 129,538.584 138,445.437 139,497.602 117,311.767 73,729.957 7,390.560	15,051.561 7,045.967 7,401.318 3,236.846 1,139.294 1,139.475 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121 $10.000000	$19.831101 $16.063520 $16.713284 $13.952421 $12.782103 $12.872635 $11.888121	104,801.138 100,174.305 79,709.958 92,678.715 78,410.554 47,941.594 4,060.769	8,136.693 8,137.618 8,138.614 8,139.617 8,140.468 8,141.349 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.129495 $13.092270 $10.122025 $9.988567 $10.689533 $11.219555 $10.000000	$13.385319 $11.129495 $13.092270 $10.122025 $9.988567 $10.689533 $11.219555	196,115.808 88,149.211 71,549.198 70,342.309 60,278.897 48,336.863 3,967.271	22,359.573 18,472.371 8,884.655 5,567.923 6,070.271 17,696.639 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747 $10.000000	$16.111407 $13.223353 $14.097741 $12.367062 $11.775555 $11.952351 $11.066747	93,340.340 39,318.618 38,999.374 31,843.099 26,660.378 18,827.809 8,454.234	9,587.848 8,234.099 8,331.763 8,377.809 8,409.996 1,481.933 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.890270 $16.248869 $13.612683 $12.871210 $13.057295 $11.912701 $10.000000	$19.188967 $14.890270 $16.248869 $13.612683 $12.871210 $13.057295 $11.912701	85,285.672 74,277.297 82,747.174 84,361.938 71,779.179 48,597.327 5,426.899	31,135.761 10,753.668 15,896.521 8,726.561 9,406.280 25,555.544 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.481454 $16.115351 $13.618496 $12.394293 $12.834781 $12.330676 $10.000000	$16.301082 $13.481454 $16.115351 $13.618496 $12.394293 $12.834781 $12.330676	47,293.655 40,358.146 54,085.485 47,695.387 40,626.973 22,654.386 5,679.391	2,617.576 1,692.696 10,266.091 12,728.765 10,152.838 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.814369 $14.589162 $12.479053 $11.632854 $12.240598 $11.706687 $10.000000	$15.552603 $11.814369 $14.589162 $12.479053 $11.632854 $12.240598 $11.706687	12,178.859 14,975.965 17,816.527 15,630.870 19,247.083 19,252.996 4,447.118	0.000 0.000 0.000 0.000 0.000 6,583.318 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.378280 $12.437147 $11.012849 $10.596048 $10.962738 $10.649503 $10.000000	$12.882885 $11.378280 $12.437147 $11.012849 $10.596048 $10.962738 $10.649503	17,887.014 18,212.682 18,425.956 19,590.967 19,915.633 4,503.139 1,379.793	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2019 2018	$9.529288 $9.989152	$11.237863 $9.529288	0.000 0.000	0.000 0.000
103

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.825804 $11.336122 $10.770381 $9.539785 $10.154538 $9.984180 $10.000000	$12.112340 $10.825804 $11.336122 $10.770381 $9.539785 $10.154538 $9.984180	92,188.817 97,849.760 87,043.978 82,113.651 75,318.584 57,029.035 17,471.857	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.688039 $9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	44,357.706 59,318.080 66,403.404 46,527.727 89,228.355 95,314.411 210,089.217	3,028.085 4,487.857 17,074.924 17,411.343 93,021.377 3,831.224 12,285.588
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.279974 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381 $10.000000	$9.688039 $9.279774 $9.452712 $9.406713 $9.568485 $9.764256 $9.525381	39,235.669 76,151.667 38,744.328 111,829.738 110,429.233 0.000 0.000	0.000 30,183.509 0.000 27,645.527 25,493.778 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$10.325004 $11.169138 $9.925511 $9.501238 $9.999493	$11.940648 $10.325004 $11.169138 $9.925511 $9.501238	280,333.605 309,623.638 289,512.071 150,444.478 57,566.766	1,034.897 1,197.180 21,840.789 22,323.135 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563 $10.000000	$16.196364 $13.351346 $15.402032 $13.509790 $12.009190 $12.720876 $11.576563	49,026.012 51,964.026 53,273.558 71,574.028 65,792.181 25,568.190 2,148.970	12,870.352 14,475.983 16,892.171 16,423.660 12,251.595 4,000.694 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876 $10.000000	$11.489912 $9.372127 $10.647638 $9.769816 $9.910229 $10.184071 $9.156876	63,149.578 68,328.589 68,602.504 72,602.687 67,593.245 55,759.507 11,426.843	1,273.366 1,273.873 1,274.421 1,274.972 1,275.456 1,275.957 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422 $10.000000	$9.068905 $9.082200 $9.175691 $9.346067 $9.519630 $9.696876 $9.877422	241,307.382 371,753.130 138,402.287 243,890.953 277,759.711 396,217.631 90,198.082	7,525.679 9,289.333 9,610.207 12,677.178 5,687.306 41,382.544 0.000
TA BlackRock iShares Edge 40- Service Class(4) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.333435 $11.015175 $10.244944 $10.232148 $10.467068 $10.120413 $10.000000	$11.676033 $10.333435 $11.015175 $10.244944 $10.232148 $10.467068 $10.120413	139,324.450 177,263.903 190,864.801 203,889.737 205,005.248 133,988.797 61,980.123	35,601.458 34,295.643 31,935.192 33,079.269 11,119.765 9,747.559 0.000
TA BlackRock iShares Edge 50 - Service Class(5) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$10.718300 $11.213769 $10.122115 $9.998484	$12.209133 $10.718300 $11.213769 $10.122115	36,582.239 26,065.271 11,785.645 16,786.788	21,389.822 5,321.565 5,399.856 0.000
104

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock iShares Edge 75 - Service Class(6) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.131714 $11.802212 $10.191125 $9.998484	$13.143623 $11.131714 $11.802212 $10.191125	85,780.631 57,233.182 780.474 0.000	7,756.354 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class(7) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.734128 $12.626893 $10.437566 $9.998484	$14.350328 $11.734128 $12.626893 $10.437566	5,289.885 3,002.573 2,444.320 0.000	0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.290391 $12.033520 $10.975426 $10.656801 $10.869310 $10.537980 $10.000000	$12.973240 $11.290391 $12.033520 $10.975426 $10.656801 $10.869310 $10.537980	647,260.287 688,437.717 726,297.875 817,126.762 742,044.014 646,604.816 214,649.401	32,246.913 32,688.101 34,977.546 40,850.734 32,297.872 26,566.895 11,340.714
TA International Growth - Service Class(8) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094 $10.000000	$12.399204 $9.913976 $12.309925 $9.874429 $10.071777 $10.284791 $11.076094	85,053.668 82,844.833 105,458.135 98,735.657 96,008.022 71,917.815 22,044.900	2,730.060 2,998.780 20,484.185 15,848.513 14,528.836 553.167 523.863
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.080646 $13.334948 $11.636059 $11.383838 $11.582224 $10.941727 $10.000000	$15.636874 $13.080646 $13.334948 $11.636059 $11.383838 $11.582224 $10.941727	574,395.458 550,041.259 485,030.516 484,456.783 472,225.046 305,553.448 151,816.419	80,993.622 48,836.501 53,473.940 42,591.605 13,352.016 13,506.541 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490 $10.000000	$17.549404 $13.113197 $13.557031 $10.726709 $11.184105 $12.025854 $12.282490	35,950.255 34,952.114 26,551.673 28,807.094 23,234.471 10,292.833 1,753.473	16,483.563 13,098.830 10,532.956 6,597.840 7,189.010 11,873.757 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.680627 $11.367789 $10.286836 $10.045997 $10.457830 $10.449437 $10.000000	$11.905511 $10.680627 $11.367789 $10.286836 $10.045997 $10.457830 $10.449437	288,950.886 317,218.005 330,610.480 215,068.562 204,440.725 100,902.847 54,400.588	15,792.986 13,737.539 11,568.420 18,674.231 21,906.547 11,831.855 1,153.454
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.349621 $14.089764 $11.539582 $11.107903 $11.560026 $11.495701 $10.000000	$15.258630 $12.349621 $14.089764 $11.539582 $11.107903 $11.560026 $11.495701	69,403.585 65,695.769 70,546.509 69,773.871 68,150.375 39,466.046 10,332.616	2,094.390 2,088.010 2,052.179 2,018.197 2,064.966 2,027.424 2,020.947
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.820934 $12.994188 $11.076736 $10.618972 $11.096827 $11.033969 $10.000000	$13.900601 $11.820934 $12.994188 $11.076736 $10.618972 $11.096827 $11.033969	1,087,174.359 1,254,318.619 1,360,098.213 1,111,646.403 892,504.923 649,493.804 322,040.388	111,546.503 112,789.927 123,435.984 124,429.338 85,400.703 86,361.056 25,615.689
105

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Moderate - Service Class(8) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.242256 $12.100668 $10.614849 $10.272607 $10.730141 $10.652493 $10.000000	$12.821655 $11.242256 $12.100668 $10.614849 $10.272607 $10.730141 $10.652493	1,292,555.998 1,290,253.547 1,255,207.318 1,262,054.074 1,241,819.585 1,191,094.465 574,590.373	234,494.976 222,135.572 214,636.820 220,057.385 196,587.091 187,247.240 64,108.488
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.710708 $9.902089 $9.752899 $9.733985 $9.882637 $9.578442 $10.000000	$10.319609 $9.710708 $9.902089 $9.752899 $9.733985 $9.882637 $9.578442	222,907.686 276,258.178 199,467.303 181,510.166 122,096.810 77,361.468 36,806.110	21,868.119 20,923.723 22,429.833 22,248.021 22,838.395 17,669.545 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.272721 $16.596237 $13.992167 $12.826282 $13.112257 $11.719868 $10.000000	$19.593906 $15.272721 $16.596237 $13.992167 $12.826282 $13.112257 $11.719868	66,114.522 20,278.072 61,146.439 32,282.391 30,166.608 21,009.886 9,743.777	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.109647 $11.692134 $9.804695 $9.880917 $10.258883 $10.533491 $10.000000	$11.671903 $10.109647 $11.692134 $9.804695 $9.880917 $10.258883 $10.533491	395,750.072 462,641.404 514,389.712 540,456.270 532,227.237 288,975.249 121,399.558	17,570.207 8,819.172 8,625.567 11,252.536 11,123.569 9,521.307 5,713.512
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.431097 $15.566106 $14.008471 $12.486620 $13.104874 $11.609569 $10.000000	$16.612368 $13.431097 $15.566106 $14.008471 $12.486620 $13.104874 $11.609569	50,886.418 47,259.391 55,608.726 77,306.783 80,374.625 26,566.340 6,008.446	7,462.644 5,576.359 7,850.628 15,270.734 14,690.235 12,734.689 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.626160 $11.181991 $10.497339 $10.262666 $10.496420 $10.060561 $10.000000	$11.674180 $10.626160 $11.181991 $10.497339 $10.262666 $10.496420 $10.060561	466,363.730 494,944.299 529,573.797 611,146.504 597,510.595 379,177.812 205,582.055	37,568.371 39,026.442 39,501.185 43,460.649 47,763.893 46,725.205 18,426.011
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.550532 $11.117130 $10.251137 $10.512445 $10.935810 $10.268922 $10.000000	$12.020759 $10.550532 $11.117130 $10.251137 $10.512445 $10.935810 $10.268922	556,203.421 609,012.485 660,117.180 691,282.088 624,828.066 426,931.812 153,557.869	7,038.835 7,299.923 13,171.242 12,320.894 15,246.698 14,320.404 6,451.165
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.927153 $11.685266 $10.514106 $10.816840 $11.353665 $10.691252 $10.000000	$12.531992 $10.927153 $11.685266 $10.514106 $10.816840 $11.353665 $10.691252	434,485.976 477,793.963 543,594.986 670,552.391 618,824.904 375,317.508 152,318.000	13,332.057 13,745.677 21,682.292 26,055.595 26,185.285 18,833.699 4,682.708
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2019 2018	$8.934715 $9.969672	$10.261817 $8.934715	6,870.142 0.000	0.000 0.000
106

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2019 2018 2017	$11.434824 $11.737982 $11.250710	$12.902530 $11.434824 $11.737982	8,111.583 7,878.795 0.000	5,972.835 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037 $10.000000	$12.482176 $10.994877 $11.734829 $10.537220 $10.345237 $10.728264 $10.453037	1,647,535.479 1,742,109.278 1,855,420.354 1,882,202.749 1,933,811.807 1,381,841.447 493,178.589	146,818.514 202,062.266 217,907.939 204,974.696 218,155.709 137,249.126 11,578.948
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.831987 $11.446976 $10.501545 $10.278238 $10.542635 $10.204584 $10.000000	$11.929769 $10.831987 $11.446976 $10.501545 $10.278238 $10.542635 $10.204584	263,902.063 302,848.007 352,358.794 435,801.824 434,904.196 341,982.745 149,500.111	13,062.178 13,217.254 13,368.483 19,385.552 21,835.704 24,707.544 7,587.017
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $0.933258 $10.000000	$13.493807 $11.511388 $12.631775 $10.860752 $10.569519 $11.159064 $10.933258	892,370.635 1,012,951.316 1,156,245.343 1,263,569.815 1,282,251.974 1,124,097.518 526,666.776	190,243.779 220,012.470 232,664.851 349,166.994 393,437.249 474,131.875 309,942.162
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.610398 $12.160266 $11.180007 $10.933243 $11.510485 $10.852328 $10.000000	$13.515343 $11.610398 $12.160266 $11.180007 $10.933243 $11.510485 $10.852328	382,289.754 405,349.060 434,165.330 498,316.360 483,794.985 419,353.970 176,352.356	3,501.456 22,027.218 12,428.208 16,820.597 16,732.627 17,503.478 5,103.611
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$21.728946 $20.798532 $14.787467 $15.449590 $14.121087 $13.597759 $10.000000	$26.337251 $21.728946 $20.798532 $14.787467 $15.449590 $14.121087 $13.597759	120,181.238 22,724.001 30,630.141 30,192.931 22,164.920 17,616.386 2,073.137	7,072.453 1,152.282 1,319.836 1,471.965 750.608 826.178 879.797
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010 $10.000000	$12.379822 $10.701051 $11.801246 $10.591830 $10.318589 $10.641864 $10.664010	152,152.519 186,040.575 224,722.383 186,312.011 118,330.320 55,897.666 7,586.979	18,658.689 15,438.745 19,417.068 16,223.661 15,368.222 19,367.446 0.000
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.250812 $10.217721 $9.251011 $9.388423 $9.902841 $9.998480	$10.417064 $9.250812 $10.217721 $9.251011 $9.388423 $9.902841	265,394.557 285,844.260 279,707.770 220,112.383 152,554.505 7,071.562	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$9.250812 $10.217721 $9.251011 $9.388423 $10.228890	$10.417064 $9.250812 $10.217721 $9.251011 $9.388423	N/A	5,129.019 2,582.734 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3)(12) Subaccount inception date May 1, 2017	2019 2018 2017	$9.247703 $11.001403 $9.998356	$10.977308 $9.247703 $11.001403	15,310.837 3,478.298 0.000	0.000 0.000 0.000
107

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.838510 $13.610835 $12.181103 $11.527559 $11.750201 $10.832406 $10.000000	$15.312401 $12.838510 $13.610835 $12.181103 $11.527559 $11.750201 $10.832406	339,830.745 282,333.077 349,205.675 210,887.523 47,375.614 16,397.468 10,051.989	4,332.354 4,396.811 4,461.497 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.961331 $11.999615 $10.909723 $10.545529 $11.023068 $10.413369 $10.000000	$12.877603 $10.961331 $11.999615 $10.909723 $10.545529 $11.023068 $10.413369	355,070.473 378,790.062 402,150.157 360,410.492 312,284.902 277,947.180 85,136.975	6,324.916 6,415.735 12,942.362 13,789.068 20,353.834 23,754.796 10,343.226
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.821292 $11.622702 $10.724327 $10.406055 $10.825170 $10.142494 $10.000000	$12.488979 $10.821292 $11.622702 $10.724327 $10.406055 $10.825170 $10.142494	132,027.231 141,876.713 148,949.678 166,367.544 158,176.841 77,364.845 28,996.096	16,486.520 16,970.013 17,298.065 17,531.828 12,514.219 10,995.668 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.210279 $12.371124 $10.974285 $10.659382 $11.247124 $10.768556 $10.000000	$13.376985 $11.210279 $12.371124 $10.974285 $10.659382 $11.247124 $10.768556	291,096.083 311,037.938 337,958.073 385,794.852 355,011.373 184,636.573 81,578.800	9,539.012 13,575.450 13,684.960 17,863.044 9,850.662 4,362.675 2,338.169
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.610570 $9.891823 $9.628744 $9.571222 $9.699736 $9.469916 $10.000000	$10.209749 $9.610570 $9.891823 $9.628744 $9.571222 $9.699736 $9.469916	249,133.038 257,500.183 306,344.622 331,994.542 256,226.179 189,805.930 101,190.096	79,174.246 81,407.327 81,506.489 90,297.440 54,207.755 51,072.335 9,257.141
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$8.558965 $8.856581 $8.747617 $8.584091 $9.002487 $8.870906 $10.000000	$9.091215 $8.558965 $8.856581 $8.747617 $8.584091 $9.002487 $8.870906	112,789.722 120,428.398 123,203.717 113,674.059 107,995.743 86,578.965 112,955.236	35,219.211 32,581.053 26,874.834 23,719.117 20,470.668 20,321.950 6,885.940
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.421685 $10.933258 $9.970486 $9.894194 $10.322630 $10.149364 $10.000000	$11.379996 $10.421685 $10.933258 $9.970486 $9.894194 $10.322630 $10.149364	143,104.509 153,373.655 164,450.778 186,675.566 163,020.741 121,293.408 68,183.031	17,619.661 17,645.225 17,867.282 18,115.055 18,056.313 18,089.026 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.900128 $11.807517 $9.997379 $9.987134 $10.884932 $10.741760 $10.000000	$11.915406 $10.900128 $11.807517 $9.997379 $9.987134 $10.884932 $10.741760	485,422.390 516,020.850 569,422.832 681,736.758 644,693.354 438,730.559 181,462.867	34,710.965 34,338.957 28,920.603 35,027.533 37,930.233 39,976.124 14,012.207
108

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.630273 $11.300987 $9.971254 $9.939946 $10.577994 $10.399412 $10.000000	$11.596785 $10.630273 $11.300987 $9.971254 $9.939946 $10.577994 $10.399412	866,631.845 921,331.299 955,205.891 953,081.447 980,712.262 830,633.242 261,775.976	33,628.884 35,004.466 46,691.849 72,758.748 75,759.598 70,449.193 20,302.256
TA S&P 500 Index - Service Class(3)(13) Subaccount inception date May 1, 2017	2019 2018 2017	$10.400580 $11.169170 $9.998356	$13.344716 $10.400580 $11.169170	12,562.704 16.115 0.000	0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.875451 $15.997875 $14.138380 $11.921370 $12.485262 $12.120421 $10.000000	$17.018355 $13.875451 $15.997875 $14.138380 $11.921370 $12.485262 $12.120421	91,182.422 33,010.342 37,508.160 41,587.288 44,061.410 20,777.098 8,039.206	11,345.615 5,280.195 6,465.922 6,804.281 6,649.604 4,270.387 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738 $10.000000	$20.730180 $15.950761 $17.526410 $14.630748 $13.426091 $13.388277 $12.836738	99,183.641 92,527.525 97,423.969 98,804.639 87,568.387 56,661.441 8,070.959	8,619.976 8,677.372 11,252.919 11,633.314 10,526.726 6,878.443 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892 $10.000000	$12.070258 $10.183813 $12.306871 $10.220167 $10.331375 $10.416026 $11.213892	19,933.892 14,964.422 12,678.073 12,670.888 8,997.585 5,841.191 0.000	656.392 647.598 586.342 570.623 552.408 548.753 514.886
TA WMC US Growth - Service Class(14) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.971369 $17.295930 $13.671914 $13.581429 $12.977138 $11.927318 $10.000000	$23.271065 $16.971369 $17.295930 $13.671914 $13.581429 $12.977138 $11.927318	83,017.909 63,603.272 72,430.466 70,976.762 59,368.306 40,316.323 3,649.583	10,317.983 9,556.439 12,748.571 13,370.947 13,615.598 0.000 0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.989593 $13.051316 $11.497994 $11.213835 $11.277288 $10.725322 $10.000000	$13.912276 $11.989593 $13.051316 $11.497994 $11.213835 $11.277288 $10.725322	90,627.453 110,305.459 101,931.635 103,344.061 108,369.734 81,020.802 58,159.861	0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.177114 $16.389002 $14.048268 $12.857915 $12.887985 $11.988638 $10.000000	$18.453620 $15.177114 $16.389002 $14.048268 $12.857915 $12.887985 $11.988638	430,605.312 439,154.006 459,154.293 416,577.523 378,916.414 210,244.968 84,301.684	29,999.794 37,885.528 39,230.769 33,668.898 22,555.461 12,929.527 0.000
109

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.138270 $14.045179 $12.321080 $11.482506 $11.547038 $11.171618 $10.000000	$15.620233 $13.138270 $14.045179 $12.321080 $11.482506 $11.547038 $11.171618	359,791.423 387,147.748 373,098.250 354,306.620 129,465.970 84,420.926 28,670.208	2,515.438 1,292.062 1,292.062 1,292.062 1,292.062 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.703272 $9.966435 $9.802879 $9.709513 $9.873617 $9.563258 $10.000000	$10.406408 $9.703272 $9.966435 $9.802879 $9.709513 $9.873617 $9.563258	443,934.134 437,695.388 446,013.474 484,927.848 388,670.432 252,162.343 68,871.088	44,954.516 45,874.526 46,459.632 46,393.949 35,860.841 16,835.224 9,098.407
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.394810 $17.783276 $14.133611 $13.162311 $12.560096 $11.803072 $10.000000	$22.308658 $17.394810 $17.783276 $14.133611 $13.162311 $12.560096 $11.803072	601,337.236 610,657.646 591,118.538 512,998.655 386,765.862 183,200.735 88,512.783	24,985.708 17,380.491 16,971.754 18,834.121 13,108.322 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.246619 $16.869803 $14.055048 $12.850493 $12.915654 $11.904007 $10.000000	$20.097293 $16.246619 $16.869803 $14.055048 $12.850493 $12.915654 $11.904007	382,720.034 317,476.339 316,441.741 313,787.018 277,566.627 127,507.280 44,091.114	31,880.352 16,636.435 12,774.308 15,299.527 7,079.262 1,191.830 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.256398 $13.214920 $10.196511 $10.042032 $10.725270 $11.234562 $10.000000	$13.565050 $11.256398 $13.214920 $10.196511 $10.042032 $10.725270 $11.234562	453,609.485 434,496.166 428,965.984 385,929.153 341,886.626 117,470.611 31,502.074	57,852.995 54,625.105 5,265.066 3,628.369 2,796.999 15,699.939 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.373966 $14.229697 $12.457995 $11.838471 $11.992238 $11.081541 $10.000000	$16.327487 $13.373966 $14.229697 $12.457995 $11.838471 $11.992238 $11.081541	142,345.276 142,825.237 127,424.454 116,027.974 64,828.891 45,719.731 13,141.248	2,573.600 2,431.445 2,323.744 2,177.198 2,177.606 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.059843 $16.400914 $13.712741 $12.939961 $13.100859 $11.928611 $10.000000	$19.446283 $15.059843 $16.400914 $13.712741 $12.939961 $13.100859 $11.928611	786,643.976 765,109.270 777,608.913 705,896.451 616,608.706 279,874.719 96,693.583	115,814.411 61,410.380 49,849.785 42,288.414 37,643.192 21,243.648 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.634994 $16.266154 $13.718602 $12.460505 $12.877596 $12.347138 $10.000000	$16.519695 $13.634994 $16.266154 $13.718602 $12.460505 $12.877596 $12.347138	187,393.570 195,762.386 201,057.913 190,049.345 178,370.115 85,846.326 39,168.540	3,235.566 2,928.437 27,809.674 30,915.814 25,487.520 233.954 0.000
110

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.948956 $14.725718 $12.570812 $11.695015 $12.281457 $11.722328 $10.000000	$15.761216 $11.948956 $14.725718 $12.570812 $11.695015 $12.281457 $11.722328	172,085.149 185,343.634 202,464.048 194,493.590 130,608.979 76,688.615 45,387.595	1,957.619 1,992.190 2,344.322 1,384.230 708.193 13,110.657 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.508018 $12.553673 $11.093887 $10.652772 $10.999388 $10.663753 $10.000000	$13.055871 $11.508018 $12.553673 $11.093887 $10.652772 $10.999388 $10.663753	24,867.200 23,703.590 22,961.081 24,574.701 21,957.091 16,401.849 5,693.321	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2019 2018	$9.542077 $9.989207	$11.275452 $9.542077	6,616.292 7,613.786	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.949120 $11.442237 $10.849566 $9.590778 $10.188441 $9.997538 $10.000000	$12.274807 $10.949120 $11.442237 $10.849566 $9.590778 $10.188441 $9.997538	524,232.331 547,336.751 610,403.320 619,698.587 568,512.176 306,858.160 57,098.603	4,522.483 4,407.786 4,939.172 5,727.998 2,908.927 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$9.818004 $9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	891,513.503 579,662.966 281,296.444 391,135.740 384,028.451 268,489.196 304,703.505	20,839.463 19,200.456 22,284.848 47,264.770 61,862.441 39,148.002 17,890.737
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127 $10.000000	$9.818004 $9.385492 $9.541214 $9.475894 $9.619634 $9.796865 $9.538127	410.416 617,539.954 0.000 378,141.994 207,941.319 0.000 0.000	0.000 5,082.196 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 205	2019 2018 2017 2016 2015	$10.401014 $11.228789 $9.958681 $9.513983 $9.999548	$12.052604 $10.401014 $11.228789 $9.958681 $9.513983	1,328,897.552 1,287,049.056 996,781.715 532,434.301 137,851.607	37,765.487 40,334.009 37,904.164 17,291.115 2,591.378
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.503417 $15.546169 $13.609114 $12.073363 $12.763329 $11.592033 $10.000000	$16.413594 $13.503417 $15.546169 $13.609114 $12.073363 $12.763329 $11.592033	93,388.557 122,938.628 121,603.426 130,464.286 106,385.902 70,215.684 29,345.321	76,070.717 80,959.563 82,492.440 80,602.059 61,101.456 735.115 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.478886 $10.747301 $9.841655 $9.963197 $10.218080 $9.169134 $10.000000	$11.644021 $9.478886 $10.747301 $9.841655 $9.963197 $10.218080 $9.169134	106,165.207 99,836.355 122,283.050 126,031.307 106,212.446 65,088.757 25,062.523	3,803.386 3,815.826 4,530.805 5,523.241 1,088.278 290.463 0.000
111

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.185659 $9.261591 $9.414789 $9.570501 $9.729250 $9.890633 $10.000000	$9.190549 $9.185659 $9.261591 $9.414789 $9.570501 $9.729250 $9.890633	583,363.817 703,951.474 535,861.353 651,219.695 256,144.371 272,381.377 273,237.858	57,289.492 37,182.774 50,624.103 62,393.394 123,950.244 129,198.067 54,116.854
TA BlackRock iShares Edge 40- Service Class(4) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.451163 $11.118304 $10.320288 $10.286837 $10.502019 $10.133949 $10.000000	$11.832669 $10.451163 $11.118304 $10.320288 $10.286837 $10.502019 $10.133949	237,783.926 251,521.433 254,469.403 255,414.174 233,123.024 167,350.714 57,388.340	39,168.337 40,261.574 40,110.252 38,585.922 53,395.919 53,329.671 9,457.313
TA BlackRock iShares Edge 50 - Service Class(5) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$10.778162 $11.253760 $10.138010 $9.998648	$12.301864 $10.778162 $11.253760 $10.138010	218,946.713 173,235.194 60,289.381 56,026.628	3,773.768 3,822.633 3,248.739 0.000
TA BlackRock iShares Edge 75 - Service Class(6) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.193893 $11.844308 $10.207126 $9.998648	$13.243458 $11.193893 $11.844308 $10.207126	125,254.312 103,494.597 93,869.190 85,587.877	0.000 0.000 2,184.420 2,184.903
TA BlackRock iShares Edge 100 - Service Class(7) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.799675 $12.671932 $10.453951 $9.998648	$14,459330 $11.799675 $12.671932 $10.453951	4,891.125 5,385.657 7,930.464 1,914.929	1,489.564 2,132.925 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.419004 $12.146176 $11.056146 $10.713764 $10.905604 $10.552069 $10.000000	$13.147254 $11.419004 $12.146176 $11.056146 $10.713764 $10.905604 $10.552069	1,438,788.749 1,534,063.176 1,694,972.952 1,790,479.197 1,763,861.611 1,477,360.858 488,692.944	169,486.739 183,584.986 201,030.005 244,211.712 237,385.769 210,272.067 78,120.712
TA International Growth - Service Class(8) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.026912 $12.425138 $9.947032 $10.125599 $10.319130 $11.090899 $10.000000	$12.565517 $10.026912 $12.425138 $9.947032 $10.125599 $10.319130 $11.090899	88,572.866 96,364.607 111,727.107 127,468.738 98,424.016 29,813.216 11,128.316	8,952.726 8,706.474 58,054.090 43,112.311 32,549.782 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.229596 $13.459718 $11.721567 $11.444644 $11.620870 $10.956358 $10.000000	$15.846553 $13.229596 $13.459718 $11.721567 $11.444644 $11.620870 $10.956358	1,561,594.629 1,604,464.616 1,603,942.439 1,692,312.448 1,443,213.560 944,584.503 318,714.850	195,130.979 196,194.916 205,852.387 202,027.996 136,674.202 128,779.461 39,359.873
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.262563 $13.683922 $10.805595 $11.243877 $12.065997 $12.298900 $10.000000	$17.784783 $13.262563 $13.683922 $10.805595 $11.243877 $12.065997 $12.298900	140,939.680 123,192.705 110,703.960 114,425.072 102,490.632 51,016.607 20,575.953	31,546.130 33,663.487 6,492.854 277.359 263.805 244.915 0.000
112

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.802256 $11.474173 $10.362453 $10.099672 $10.492730 $10.463402 $10.000000	$12.065156 $10.802256 $11.474173 $10.362453 $10.099672 $10.492730 $10.463402	700,648.013 754,096.688 813,306.405 928,990.251 856,205.460 752,829.888 206,568.136	94,395.602 96,317.620 110,090.658 123,164.421 115,304.740 118,192.092 62,716.502
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.490322 $14.221662 $11.624448 $11.167282 $11.598634 $11.511064 $10.000000	$15.463330 $12.490322 $14.221662 $11.624448 $11.167282 $11.598634 $11.511064	424,762.101 352,370.959 501,589.343 435,996.639 428,423.106 528,553.959 126,810.846	40.334 281.713 285.170 289.258 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.955593 $13.115820 $11.158176 $10.675723 $11.133874 $11.048720 $10.000000	$14.087050 $11.955593 $13.115820 $11.158176 $10.675723 $11.133874 $11.048720	2,344,155.203 2,734,291.082 2,783,863.892 2,611,047.672 2,283,550.929 1,733,031.341 795,211.884	154,097.167 163,527.291 142,954.941 84,467.670 79,227.937 60,606.324 28,832.602
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.370312 $12.213930 $10.692895 $10.327498 $10.765963 $10.666738 $10.000000	$12.993629 $11.370312 $12.213930 $10.692895 $10.327498 $10.765963 $10.666738	4,496,593.495 4,818,916.902 4,764,598.016 5,051,028.756 5,248,318.848 4,886,943.314 1,983,334.473	361,469.302 372,055.649 341,755.637 381,110.935 382,773.770 330,104.621 147,099.938
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.821352 $9.994815 $9.824634 $9.786023 $9.915645 $9.591261 $10.000000	$10.458080 $9.821352 $9.994815 $9.824634 $9.786023 $9.915645 $9.591261	681,015.697 613,452.382 618,838.598 612,294.356 438,326.854 236,095.156 80,172.815	80,496.793 75,346.037 76,813.683 91,888.994 92,183.400 64,889.275 27,187.752
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.446674 $16.751556 $14.095040 $12.894815 $13.156025 $11.735537 $10.000000	$19.856688 $15.446674 $16.751556 $14.095040 $12.894815 $13.156025 $11.735537	63,180.164 81,656.696 98,886.101 80,987.930 58,688.900 46,929.107 20,380.021	278.105 621.378 631.728 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.224832 $11.801594 $9.876797 $9.933718 $10.293130 $10.547569 $10.000000	$11.828491 $10.224832 $11.801594 $9.876797 $9.933718 $10.293130 $10.547569	686,456.299 758,352.832 890,874.842 874,603.955 915,953.210 526,638.146 104,131.074	51,922.808 53,396.144 58,011.111 61,251.808 71,865.712 61,407.006 45,086.658
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.584086 $15.711794 $14.111462 $12.553342 $13.148614 $11.625085 $10.000000	$16.835192 $13.584086 $15.711794 $14.111462 $12.553342 $13.148614 $11.625085	447,676.185 468,091.292 478,631.512 442,182.240 364,683.580 179,960.749 41,446.858	7,938.382 7,709.129 7,461.847 32,321.750 25,749.865 14,642.890 0.000
113

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.747195 $11.286648 $10.574505 $10.317499 $10.531461 $10.074011 $10.000000	$11.830763 $10.747195 $11.286648 $10.574505 $10.317499 $10.531461 $10.074011	1,505,092.091 1,465,022.922 1,680,686.958 1,597,341.649 1,328,197.965 998,792.110 451,069.235	98,212.822 102,303.797 123,183.549 166,775.731 145,404.399 134,711.377 56,393.576
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.670711 $11.221195 $10.326511 $10.568615 $10.972312 $10.282648 $10.000000	$12.181984 $10.670711 $11.221195 $10.326511 $10.568615 $10.972312 $10.282648	1,455,871.793 1,581,490.810 1,824,651.236 2,004,824.695 1,961,794.390 1,535,589.132 614,124.908	151,843.629 166,165.493 189,476.685 191,782.753 176,698.012 81,927.397 23,497.813
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.051644 $11.794672 $10.591426 $10.874653 $11.391564 $10.705543 $10.000000	$12.700114 $11.051644 $11.794672 $10.591426 $10.874653 $11.391564 $10.705543	1,012,884.112 1,075,106.869 1,180,139.818 1,370,266.825 1,582,241.487 724,160.365 234,641.630	117,259.560 122,604.347 144,555.417 164,763.100 141,918.961 99,972.160 50,994.646
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2019 2018	$8.946722 $9.969727	$10.296154 $8.946722	7,019.718 0.000	0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1,2017	2019 2018 2017	$11.565080 $11.847855 $11.342925	$13.075607 $11.565080 $11.847855	38,922.180 13,107.164 2,044.450	29,603.123 364.571 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.120119 $11.844659 $10.614697 $10.400519 $10.764074 $10.467013 $10.000000	$12.649592 $11.120119 $11.844659 $10.614697 $10.400519 $10.764074 $10.467013	7,416,636.705 8,083,486.349 8,336,482.292 8,613,943.715 8,441,505.556 5,869,627.642 1,726,331.463	457,489.614 438,406.096 487,616.895 537,203.307 503,966.935 328,294.369 116,149.251
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.955381 $11.554129 $10.578760 $10.333155 $10.577824 $10.218227 $10.000000	$12.089795 $10.955381 $11.554129 $10.578760 $10.333155 $10.577824 $10.218227	880,932.385 1,478,552.329 1,006,443.178 1,054,917.409 883,815.205 645,122.969 239,796.021	70,247.070 98,878.028 119,523.175 168,193.471 170,754.765 166,405.891 57,881.192
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.642529 $12.750019 $10.940622 $10.626009 $11.196321 $10.947869 $10.000000	$13.674821 $11.642529 $12.750019 $10.940622 $10.626009 $11.196321 $10.947869	3,028,372.466 3,385,105.772 4,255,065.079 4,213,117.486 4,554,813.515 3,576,273.140 969,869.167	518,021.747 548,232.454 538,517.933 533,647.594 550,928.252 496,920.946 210,717.506
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.742654 $12.274093 $11.262211 $10.991679 $11.548912 $10.866845 $10.000000	$13.696629 $11.742654 $12.274093 $11.262211 $10.991679 $11.548912 $10.866845	739,914.684 826,166.155 938,875.917 1,022,459.981 1,174,722.285 997,720.443 357,702.877	75,566.476 81,017.024 84,254.234 85,633.078 89,519.300 92,479.414 31,430.825
114

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$21.976370 $20.993122 $14.896156 $15.532106 $14.168189 $13.615904 $10.000000	$26.690433 $21.976370 $20.993122 $14.896156 $15.532106 $14.168189 $13.615904	191,242.104 88,767.492 124,746.928 111,495.989 77,858.122 41,984.642 21,779.951	11,360.818 2,167.478 731.597 1,128.897 188.886 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.822941 $11.911703 $10.669705 $10.373728 $10.677395 $10.678265 $10.000000	$12.545856 $10.822941 $11.911703 $10.669705 $10.373728 $10.677395 $10.678265	518,146.907 557,601.992 600,236.174 507,861.362 303,497.161 231,604.940 152,276.630	79,278.360 77,018.365 86,730.024 62,496.075 8,098.932 0.000 0.000
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.327826 $10.282094 $9.290768 $9.409973 $9.905770 $9.998644	$10.524777 $9.327826 $10.282094 $9.290768 $9.409973 $9.905770	358,457.930 369,766.505 345,814.311 337,384.185 296,348.690 5,400.088	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$9.327826 $10.282094 $9.290768 $9.409973 $10.238680	$10.524777 $9.327826 $10.282094 $9.290768 $9.409973	N/A	7,501.975 7,466.849 2,762.381 0.000 0.000
TA MSCI EAFE Index - Service Class(3)(12) Subaccount inception date May 1, 2017	2019 2018 2017	$9.278751 $11.016157 $9.998521	$11.036189 $9.278751 $11.016157	11,998.663 4,592.515 416.006	291.454 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.984745 $13.738225 $12.270651 $11.589150 $11.789415 $10.846881 $10.000000	$15.517780 $12.984745 $13.738225 $12.270651 $11.589150 $11.789415 $10.846881	1,048,829.498 993,406.254 1,161,941.591 1,165,245.243 137,567.253 69,209.192 55,261.073	94,505.840 116,049.917 123,220.507 89,649.253 14,180.417 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.086189 $12.111929 $10.989928 $10.601876 $11.059856 $10.427283 $10.000000	$13.050333 $11.086189 $12.111929 $10.989928 $10.601876 $11.059856 $10.427283	698,966.447 759,886.408 985,336.179 1,058,019.590 1,162,994.110 1,054,847.027 239,689.913	36,848.319 43,091.741 44,074.610 43,369.073 42,173.374 35,416.891 4,395.401
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.944536 $11.731476 $10.803164 $10.461648 $10.861299 $10.156054 $10.000000	$12.656477 $10.944536 $11.731476 $10.803164 $10.461648 $10.861299 $10.156054	722,319.881 784,327.376 797,443.615 803,900.601 458,896.914 294,708.243 66,277.177	9,316.827 37,226.028 79,172.215 86,596.260 23,299.907 3,296.509 1,384.063
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.337994 $12.486932 $11.054983 $10.716348 $11.284678 $10.782951 $10.000000	$13.556427 $11.337994 $12.486932 $11.054983 $10.716348 $11.284678 $10.782951	711,031.498 758,974.022 961,736.522 948,934.484 905,646.690 541,351.900 190,934.766	35,228.704 23,532.736 24,935.905 29,250.644 11,692.425 4,258.667 846.705
115

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.720065 $9.984443 $9.699566 $9.622392 $9.732134 $9.482602 $10.000000	$10.346709 $9.720065 $9.984443 $9.699566 $9.622392 $9.732134 $9.482602	821,331.791 902,718.866 876,803.271 890,505.093 796,238.145 590,926.863 249,729.449	122,978.983 120,720.569 136,175.324 135,630.230 119,813.991 96,614.325 37,935.273
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$8.656480 $8.939511 $8.811960 $8.629981 $9.032552 $8.882785 $10.000000	$9.213171 $8.656480 $8.939511 $8.811960 $8.629981 $9.032552 $8.882785	389,449.760 364,913.591 380,987.023 340,042.293 263,752.077 207,600.222 107,795.568	8,355.360 8,682.176 11,044.914 11,239.629 7,986.555 7,768.269 930.355
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.540396 $11.035611 $10.043809 $9.947079 $10.357094 $10.162935 $10.000000	$11.532646 $10.540396 $11.035611 $10.043809 $9.947079 $10.357094 $10.162935	403,281.456 446,319.654 475,684.993 581,822.944 674,396.775 611,270.545 321,170.509	46,407.795 47,337.446 59,497.139 57,741.090 52,602.755 53,886.256 26,710.335
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.024299 $11.918055 $10.070907 $10.040519 $10.921279 $10.756115 $10.000000	$12.075239 $11.024299 $11.918055 $10.070907 $10.040519 $10.921279 $10.756115	1,023,601.558 1,109,710.437 1,192,102.667 1,307,685.355 1,312,723.257 1,065,609.309 357,402.492	122,867.640 116,248.455 131,438.175 129,683.964 157,620.429 135,385.920 38,270.832
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.751378 $11.406793 $10.044591 $9.993076 $10.613321 $10.413329 $10.000000	$11.752367 $10.751378 $11.406793 $10.044591 $9.993076 $10.613321 $10.413329	2,070,157.048 2,327,977.851 2,990,744.198 3,112,988.394 3,239,400.920 3,119,129.748 1,389,809.315	165,727.721 219,694.041 92,850.605 109,899.216 140,604.449 121,027.251 47,738.602
TA S&P 500 Index - Service Class(3)(13) Subaccount inception date May 1, 2017	2019 2018 2017	$10.435474 $11.184152 $9.998521	$13.416257 $10.435474 $11.184152	89,367.743 30,672.108 9,984.182	3,356.873 2,261.283 578.250
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.033549 $16.147648 $14.242354 $11.985086 $12.526940 $12.136615 $10.000000	$17.246669 $14.033549 $16.147648 $14.242354 $11.985086 $12.526940 $12.136615	152,495.270 172,830.209 158,587.086 158,875.374 112,488.186 78,004.681 42,702.022	16,357.156 15,704.568 16,859.775 18,888.818 14,949.583 7,425.367 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.132468 $17.690455 $14.738321 $13.497831 $13.432961 $12.853885 $10.000000	$21.008243 $16.132468 $17.690455 $14.738321 $13.497831 $13.432961 $12.853885	449,499.349 446,090.872 462,544.776 416,228.878 392,039.879 179,964.924 39,600.053	33,427.480 33,424.485 31,143.361 29,528.216 24,465.957 14,129.806 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.299846 $12.422077 $10.295319 $10.386586 $10.450790 $11.228868 $10.000000	$12.232180 $10.299846 $12.422077 $10.295319 $10.386586 $10.450790 $11.228868	61,906.335 61,924.8667 59,999.305 54,355.635 48,287.686 16,873.801 4,438.711	717.602 488.752 0.000 0.000 0.000 0.000 0.000
116

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA WMC US Growth - Service Class(14) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.164642 $17.457784 $13.772422 $13.653984 $13.020441 $11.943257 $10.000000	$23.583131 $17.164642 $17.457784 $13.772422 $13.653984 $13.020441 $11.943257	155,837.995 95,241.135 122,298.400 107,747.221 143,528.414 66,253.371 66,386.607	37,629.303 32,317.951 35,719.524 33,680.758 30,544.032 0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082 $10.000000	$14.051949 $12.091836 $13.142791 $11.561320 $11.258732 $11.305513 $10.736082	25,630.985 8,661.381 3,093.602 3,173.549 3,854.136 5,712.878 2,961.832	0.000 521.013 3,680.711 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655 $10.000000	$18.639081 $15.306681 $16.503992 $14.125713 $12.909472 $12.920273 $12.000655	14,228.254 12,809.853 13,184.772 13,222.252 11,596.999 7,292.741 5,060.065	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807 $10.000000	$15.777009 $13.250286 $14.143600 $12.388916 $11.528463 $11.575911 $11.182807	37,440.655 34,445.996 34,010.840 39,097.399 42,887.643 27,674.658 5,460.791	14,997.727 12,229.350 6,815.823 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853 $10.000000	$10.510874 $9.786010 $10.036296 $9.856862 $9.748383 $9.898318 $9.572853	206,180.801 237,841.097 238,908.838 227,990.382 173,890.808 144,000.792 20,894.979	5,416.468 15,342.513 15,524.294 9,326.981 9,318.354 5,769.458 4,937.603
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889 $10.000000	$22.532546 $17.543097 $17.907870 $14.211415 $13.214983 $12.591497 $11.814889	56,848.387 60,208.470 54,336.456 21,217.469 19,646.958 16,705.093 5,605.280	14,835.379 6,468.324 6,905.184 7,052.161 2,808.820 2,911.497 2,109.894
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942 $10.000000	$20.298990 $16.385114 $16.988003 $14.132425 $12.901927 $12.947953 $11.915942	83,141.423 73,024.892 64,962.235 47,054.070 53,371.657 25,761.866 2,342.830	19,318.673 7,301.310 10,348.269 10,603.031 6,533.750 3,655.888 1,063.820
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813 $10.000000	$13.701222 $11.352381 $13.307525 $10.252663 $10.082239 $10.752102 $11.245813	45,565.122 37,807.979 39,335.395 28,857.342 37,311.146 13,850.687 4,393.718	1,324.973 2,168.816 8,385.552 2,999.251 2,783.824 2,593.533 1,087.418
117

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651 $10.000000	$16.491649 $13.488186 $14.329580 $12.526690 $11.885961 $12.022287 $11.092651	41,666.095 40,059.287 38,107.213 36,287.441 38,368.522 27,202.761 787.780	1,638.392 1,432.214 1,432.321 1,432.437 1,432.564 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572 $10.000000	$19.641824 $15.188466 $16.516035 $13.788364 $12.991871 $13.133689 $11.940572	137,603.515 133,084.497 93,246.998 59,810.170 70,207.323 40,929.381 2,648.529	27,412.331 2,881.792 1,297.925 1,298.030 1,298.145 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.751449 $16.380325 $13.794257 $12.510483 $12.909861 $12.359513 $10.000000	$16.685794 $13.751449 $16.380325 $13.794257 $12.510483 $12.909862 $12.359513	43,314.260 44,067.918 46,315.041 31,514.374 27,524.821 17,024.895 6,157.133	5,262.524 5,369.123 5,501.256 5,721.750 1,297.454 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088 $10.000000	$15.919693 $12.051028 $14.829096 $12.640148 $11.741933 $12.312232 $11.734088	37,163.543 21,570.485 30,678.264 20,872.593 7,672.671 2,322.768 329.048	2,730.398 2,730.600 2,730.803 2,731.025 2,731.268 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440 $10.000000	$13.186905 $11.606128 $12.641636 $11.154969 $10.695419 $11.026900 $10.674440	4,435.545 3,015.191 1,730.254 1,742.727 8,158.155 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA 60/40 Allocation - Service Class Subaccount inception date May 1, 2018	2019 2018	$9.551691 $9.989248	$11.303756 $9.551691	0.000 0.000	0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569 $10.000000	$12.398207 $11.042623 $11.522555 $10.909402 $9.629248 $10.213968 $10.007569	371,815.304 389,597.441 431,693.686 420,200.431 424,777.954 359,921.125 159,376.034	3,961.250 949.330 79.698 232.717 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	140,123.610 122,609.345 117,188.042 119,606.397 132,788.810 97,541.816 64,588.028	3,009.782 6,206.619 3,473.520 31,106.091 175,241.105 556.768 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700 $10.000000	$9.916710 $9.465640 $9.608183 $9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000 0.000 0.000 0.000
118

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$10.458472 $11.273779 $9.983636 $9.523565 $9.999589	$12.137363 $10.458472 $11.273779 $9.983636 $9.523565	395,874.109 407,048.726 381,265.229 294,753.096 154,755.213	50,340.535 53,818.759 57,359.617 19,169.112 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659 $10.000000	$16.578603 $13.618732 $15.655273 $13.684145 $12.121779 $12.795301 $11.603659	42,679.453 36,898.980 41,611.943 28,400.164 17,505.163 26,922.556 1,618.992	3,411.390 2,990.860 2,911.231 2,923.173 3,037.201 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335 $10.000000	$11.761133 $9.559871 $10.822763 $9.895937 $10.003181 $10.243698 $9.178335	28,924.423 21,511.326 44,072.056 45,051.426 37,615.367 12,732.147 2,807.881	3,139.797 2,992.100 4,956.654 4,773.092 2,628.568 1,651.335 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559 $10.000000	$9.282960 $9.264106 $9.326616 $9.466711 $9.608897 $9.753638 $9.900559	388,180.208 319,762.042 371,678.899 439,922.723 280,150.191 225,841.736 165,630.010	3,554.013 47,201.636 11,458.893 11,479.840 14,445.096 47,232.910 5,372.471
TA BlackRock iShares Edge 40- Service Class(4) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110 $10.000000	$11.951619 $10.540398 $11.196336 $10.377187 $10.328089 $10.528328 $10.144110	127,889.864 159,894.351 170,274.903 164,638.220 150,120.668 77,646.183 43,283.804	1,077.401 4,932.164 1,103.337 1,699.395 1,713.314 1,139.108 0.000
TA BlackRock iShares Edge 50 - Service Class(5) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$10.823311 $11.283871 $10.149951 $9.998771	$12.371941 $10.823311 $11.283871 $10.149951	83,931.233 62,022.899 32,420.703 21,045.597	477.870 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class(6) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.240798 $11.875999 $10.219150 $9.998771	$13.318919 $11.240798 $11.875999 $10.219150	58,015.512 18,688.422 1,240.431 789.832	893.245 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class(7) Subaccount inception date March 21, 2016	2019 2018 2017 2016	$11.849103 $12.705812 $10.466249 $9.998771	$14.541701 $11.849103 $12.705812 $10.466249	6,236.814 2,247.651 2,132.642 0.000	0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653 $10.000000	$13.279432 $11.516527 $12.231430 $11.117111 $10.756731 $10.932929 $10.562653	703,085.848 833,298.054 871,291.431 896,637.676 791,918.911 575,485.283 182,959.852	28,427.401 28,934.300 29,086.178 32,393.126 30,150.214 38,773.744 20,631.907
TA International Growth - Service Class(8) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015 $10.000000	$12.691851 $10.112556 $12.512353 $10.001895 $10.166224 $10.344990 $11.102015	32,219.004 41,396.599 35,619.694 27,792.406 19,272.819 14,411.718 902.411	2,903.851 2,576.352 2,427.929 2,544.300 2,289.919 0.000 0.000
119

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341 $10.000000	$16.005890 $13.342590 $13.554207 $11.786229 $11.490564 $11.650000 $10.967341	795,115.757 793,210.215 609,016.808 564,688.514 549,245.018 293,151.516 136,034.029	138,011.222 126,868.705 147,879.806 124,834.748 67,018.505 7,893.999 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215 $10.000000	$17.963577 $13.375818 $13.779967 $10.865180 $11.288974 $12.096220 $12.311215	49,142.391 19,463.535 16,661.669 7,348.457 3,851.557 1,233.186 2,596.771	796.664 874,493 896.758 919.705 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.894537 $11.554742 $10.419628 $10.140218 $10.519054 $10.473903 $10.000000	$12.186495 $10.894537 $11.554742 $10.419628 $10.140218 $10.519054 $10.473903	554,454.666 577,365.333 510,701.495 274,089.829 298,760.640 221,121.841 114,533.582	11,324.373 14,733.341 10,746.585 6,444.371 6,446.225 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.596995 $14.321488 $11.688562 $11.212077 $11.627700 $11.522602 $10.000000	$15.618803 $12.596995 $14.321488 $11.688562 $11.212077 $11.627700 $11.522602	13,882.080 17,711.932 17,580.110 12,850.680 13,999.512 8,897.914 5,858.719	1,650.515 1,784.451 2,045.456 2,222.094 2,354.765 2,548.395 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$12.057698 $13.207882 $11.219717 $10.718558 $11.161786 $11.059804 $10.000000	$14.228679 $12.057698 $13.207882 $11.219717 $10.718558 $11,161786 $11.059804	750,824.394 839,321.800 848,455.881 734,739.428 663,103.276 473,947.903 175,051.481	85,894.947 89,857.156 47,629.013 35,200.153 47,077.128 21,954.236 3,902.179
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.467421 $12.299669 $10.751867 $10.368927 $10.792938 $10.677437 $10.000000	$13.124268 $11.467421 $12.299669 $10.751867 $10.368927 $10.792938 $10.677437	1,678,116.959 1,755,365.927 1,738,123.588 1,753,022.352 1,750,782.475 1,553,880.178 580,743.752	24,139.907 25,325.776 26,381.264 27,975.783 28,690.952 29,312.407 15,506.739
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.905232 $10.064979 $9.878813 $9.825274 $9.940491 $9.600889 $10.000000	$10.563219 $9.905232 $10.064979 $9.878813 $9.825274 $9.940491 $9.600889	201,287.526 190,603.370 168,874.265 185,331.545 107,436.937 76,749.293 27,513.051	8,653.018 12,638.754 8,634.775 10,658.494 8,927.230 4,244.782 262.195
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303 $10.000000	$20.056322 $15.578583 $16.869122 $14.172754 $12.946539 $13.188990 $11.747303	25,850.524 27,847.775 40,778.028 25,731.864 8,182.746 2,074.721 0.000	2,379.955 690.604 708.188 726.310 0.000 0.000 0.000
120

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.312182 $11.884454 $9.931274 $9.973576 $10.318920 $10.558141 $10.000000	$11.947448 $10.312182 $11.884454 $9.931274 $9.973576 $10.318920 $10.558141	405,952.607 416,424.379 389,043.335 381,742.680 381,359.339 221,985.373 98,470.425	32,085.768 33,581.250 34,206.179 31,909.961 36,002.009 17,780.847 3,107.740
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728 $10.000000	$17.004433 $13.700078 $15.822051 $14.189258 $12.603680 $13.181537 $11.636728	65,072.853 47,760.143 52,457.626 46,504.640 27,815.391 20,951.676 2,471.024	1,050.105 1,036.612 2,363.501 2,372.616 2,318.462 2,384.885 1,069.548
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.839008 $11.365915 $10.632847 $10.358900 $10.557858 $10.084125 $10.000000	$11.949729 $10.839008 $11.365915 $10.632847 $10.358900 $10.557858 $10.084125	593,992.048 634,847.724 715,327.131 671,159.966 551,226.440 297,449.461 152,872.006	82,802.457 87,776.340 83,382.788 84,776.266 79,092.881 51,744.671 6,663.723
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971 $10.000000	$12.304477 $10.761862 $11.299974 $10.383466 $10.611010 $10.999811 $10.292971	705,884.188 803,628.509 952,440.034 945,729.337 873,993.923 533,914.082 262,180.810	27,510.248 27,970.489 28,509.324 68,998.581 69,468.896 61,442.162 1,312.603
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280 $10.000000	$12.827766 $11.145997 $11.877428 $10.649820 $10.918254 $11.420103 $10.716280	373,863.638 417,954.468 477,235.037 579,628.401 546,489.290 251,893.282 68,616.863	39,920.090 41,984.283 43,285.011 42,457.527 42,866.914 15,107.729 0.000
TA Levin Large Cap Value - Service Class Subaccount inception date May 1, 2018	2019 2018	$8.955738 $9.969768	$10.322009 $8.955738	5,002.252 2,846.832	319.971 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2019 2018 2017	$11.663820 $11.930999 $11.412629	$13.207033 $11.663820 $11.930999	21,968.099 7,653.788 5,509.966	20,890.484 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507 $10.000000	$12.776792 $11.215103 $11.927824 $10.673248 $10.442242 $10.791045 $10.477507	1,891,647.720 2,070,176.737 2,240,288.582 2,332,844.715 2,328,082.359 1,646,991.494 405,855.260	166,472.609 173,224.759 176,387.101 171,863.094 167,053.855 78,713.321 2,193.374
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484 $10.000000	$12.211357 $11.048951 $11.635253 $10.637121 $10.374622 $10.604339 $10.228484	429,639.056 461,273.498 480,979.293 526,017.691 539,455.465 428,411.367 298,286.411	22,515.671 27,432.886 18,902.420 21,139.483 22,285.762 16,455.516 15,489.309
121

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846 $10.000000	$13.812289 $11.741949 $12.839508 $11.000943 $10.668632 $11.224368 $10.958846	1,096,510.819 1,194,602.263 1,441,118.080 1,544,060.322 1,570,746.346 1,260,467.572 386,346.006	99,979.970 103,878.553 128,916.055 146,194.092 151,303.992 92,786.203 28,550.047
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.842928 $12.360245 $11.324315 $11.035764 $11.577846 $10.877738 $10.000000	$13.834310 $11.842928 $12.360245 $11.324315 $11.035764 $11.577846 $10.877738	258,682.004 311,900.126 356,824.487 405,524.681 359,257.297 290,232.767 89,652.002	786.164 844.828 907.464 1,514.309 14,128.861 2,986.240 260.599
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550 $10.000000	$26.958784 $22.164045 $21.140457 $14.978293 $15.594387 $14.203680 $13.629550	113,413.967 45,079.751 43,456.991 24,736.536 32,460.757 15,492.823 13,726.551	567.445 638.995 2,800.420 3,019.165 2,341.804 2,463.820 0.000
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977 $10.000000	$12.672017 $10.915400 $11.995337 $10.728561 $10.415362 $10.704160 $10.688977	167,131.319 186,919.169 237,583.134 207,182.216 94,909.792 34,490.769 5,947.822	28,487.932 31,195.938 35,802.583 14,400.859 3,458.811 0.000 0.000
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.386058 $10.330687 $9.320727 $9.426201 $9.907970 $9.998767	$10.606383 $9.386058 $10.330687 $9.320727 $9.426201 $9.907970	325,616.904 316,319.555 335,378.777 302,019.777 204,704.722 208.956	N/A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount inception date May 1, 2015	2019 2018 2017 2016 2015	$9.386058 $10.330687 $9.320727 $9.426201 $10.246046	$10.606383 $9.386058 $10.330687 $9.320727 $9.426201	N/A	1,790.514 1,952.808 2,048.699 2,976.118 1,100.787
TA MSCI EAFE Index - Service Class(3)(12) Subaccount inception date May 1, 2017	2019 2018 2017	$9.302137 $11.027259 $9.998644	$11.080598 $9.302137 $11.027259	31,765.158 2,726.758 2,588.963	302.960 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$13.095629 $13.834654 $12.338317 $11.635637 $11.818958 $10.857766 $10.000000	$15.673777 $13.095629 $13.834654 $12.338317 $11.635637 $11.818958 $10.857766	429,709.724 434,383.501 497,260.562 216,723.254 42,572.329 8,176.799 624.471	100,358.618 105,469.691 123,487.282 108,821.329 17,644.862 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749 $10.000000	$13.181539 $11.180869 $12.196943 $11.050530 $10.644395 $11.087561 $10.437749	345,294.649 372,977.530 431,652.622 462,335.315 431,214.773 321,799.270 82,776.931	38,229.057 40,463.829 41,372.761 41,785.613 35,565.096 33,245.659 4,630.669
122

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237 $10.000000	$12.783697 $11.037980 $11.813805 $10.862731 $10.503608 $10.888512 $10.166237	216,535.405 260,311.904 299,824.084 360,843.462 336,818.586 106,443.342 28,507.539	45,326.814 11,753.895 12,193.171 19,378.255 6,687.646 5,559.718 5,596.475
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759 $10.000000	$13.692713 $11.434809 $12.574568 $11.115939 $10.759327 $11.312946 $10.793759	301,306.405 311,024.304 330,042.143 365,568.926 332,175.236 175,250.569 71,227.478	47,735.756 49,682.245 50,875.500 47,096.518 34,320.763 4,152.226 1,027.060
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111 $10.000000	$10.450712 $9.803056 $10.054518 $9.753044 $9.660981 $9.756515 $9.492111	399,606.564 387,057.423 419,575.612 400,252.985 343,365.880 199,029.260 51,271.286	11,082.465 11,187.320 11,183.893 15,230.371 13,091.647 1,600.884 265.059
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705 $10.000000	$9.305793 $8.730406 $9.002267 $8.860548 $8.664600 $9.055195 $8.891705	172,790.555 185,603.462 191,373.392 207,140.394 187,472.048 74,383.514 19,115.452	11,483.141 11,674.206 10,121.384 10,504.752 10,660.721 5,109.053 279.969
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136 $10.000000	$11.648630 $10.630440 $11.113103 $10.099222 $9.987000 $10.383067 $10.173136	192,356.759 237,908.754 252,997.880 286,824.907 246,177.585 153,383.211 52,488.177	2,455.548 6,296.194 2,530.572 2,585.567 2,649.666 1,859.273 377.148
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901 $10.000000	$12.196651 $11.118449 $12.001712 $10.126448 $10.080796 $10.948638 $10.766901	426,360.435 450,983.960 532,905.151 543,987.752 540,104.273 416,605.109 132,560.522	71,468.175 75,951.305 77,397.638 66,037.489 59,036.437 73,431.287 12,321.160
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761 $10.000000	$11.870494 $10.843172 $11.486840 $10.099967 $10.033147 $10.639903 $10.423761	703,564.158 804,451.551 846,649.862 891,431.770 889,317.117 792,280.900 380,104.083	49,260.285 52,230.421 53,674.933 41,817.755 42,527.308 39,215.668 4,700.921
TA S&P 500 Index - Service Class(3)(13) Subaccount inception date May 1, 2017	2019 2018 2017	$10.461768 $11.195411 $9.998644	$13.470249 $10.461768 $11.195411	58,958.717 2,305.946 0.000	17,945.208 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774 $10.000000	$17.420053 $14.153381 $16.260968 $14.320881 $12.033157 $12.558326 $12.148774	33,526.284 26,914.912 26,421.836 29,713.242 45,127.295 12,120.022 0.000	18,808.042 3,466.286 3,532.750 3,825.711 2,969.807 0.000 0.000
123

X-Share– No longer being sold — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763 $10.000000	$21.219453 $16.270236 $17.814617 $14.819586 $13.551960 $13.466613 $12.866763	79,573.156 42,137.016 41,242.313 26,886.634 24,179.915 17,924.395 11,818.614	1,036.665 909.260 2,198.529 2,196.281 2,158.403 2,306.665 981.351
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128 $10.000000	$12.355179 $10.387822 $12.509279 $10.352100 $10.428264 $10.476993 $11.240128	16,696.391 8,983.986 9,508.325 8,608.636 29,318.727 1,195.579 0.000	833.294 921.801 945.270 969.459 0.000 0.000 0.000
TA WMC US Growth - Service Class(14) Subaccount inception date May 1, 2013	2019 2018 2017 2016 2015 2014 2013	$17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227 $10.000000	$23.820192 $17.311212 $17.580291 $13.848351 $13.708735 $13.053061 $11.955227	39,464.180 12,596.840 9,501.141 9,148.504 10,689.182 4,947.493 0.000	4,498.414 4,678.445 6,115.150 6,318.613 1,306.023 1,361.806 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective November 1, 2019, Transamerica BlackRock Smart Beta 40 VP was renamed Transamerica BlackRock iShares Edge 40 VP.
(5)	Effective November 1, 2019, Transamerica BlackRock Smart Beta 50 VP was renamed Transamerica BlackRock iShares Edge 50 VP.
(6)	Effective November 1, 2019, Transamerica BlackRock Smart Beta 75 VP was renamed Transamerica BlackRock iShares Edge 75 VP.
(7)	Effective November 1, 2019, Transamerica BlackRock Equity Smart Beta 100 VP was renamed Transamerica BlackRock iShares Edge 100 VP.
(8)	Effective May 1, 2020, Transamerica Greystone International Growth VP was renamed Transamerica International Growth VP.
(9)	Effective November 1, 2019, TA Jennison Growth was merged into TA Morgan Stanley Capital Growth.
(10)	Effective May 1, 2020, Transamerica BlackRock Global Allocation VP was renamed Transamerica Morgan Stanley Global Allocation VP.
(11)	Effective May 1, 2020, Transamerica BlackRock Global Allocation Managed Risk – Balanced VP was renamed Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP.
(12)	Effective May 1, 2020, Transamerica International Equity Index VP was renamed Transamerica MSCI EAFE Index VP.
(13)	Effective May 1, 2020, Transamerica U.S. Equity Index VP was renamed Transamerica S&P 500 Index VP.
(14)	Effective November 1, 2019, Transamerica Torray Concentrated Growth VP was merged into Transamerica WMC US Growth VP.
124

APPENDIX
Prior Withdrawal/ Growth Percentages and Rider Fees
The table below identifies the prior percentages for the Retirement Income Max® rider.
Rider fee Percentages
Date	Percentage
Prior to February 1, 2018	1.25%
February 1, 2018 to June 30, 2018	1.35%

Date	Single Life	Joint Life
July 1, 2018 to November 30, 2019	1.35%	1.45%
December 1, 2019 to April 30, 2020	1.45%	1.55%
New york Rider fee Percentages
Date	Percentage
Prior to February 1, 2018	1.25%
February 1, 2018 to November 30, 2019	1.35%

Date	Single Life	Joint Life
December 1, 2019 to April 30, 2020	1.45%	1.55%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to January 31, 2018	5.50%
After February 1, 2018	7.20%
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
February 17, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
January 1, 2017 to January 31, 2018	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.70% 4.70% 5.70%
February 1, 2018 to June 30, 2018	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
125

Prior Withdrawal/ Growth Percentages and Rider Fees — (Continued)
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
July 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%
March 1, 2019 to November 30, 2019	0-58 59-64 65-69 70-74 75-79 ≥80	0.00% 4.00% 5.25% 5.40% 5.50% 5.75%	0.00% 3.50% 4.75% 4.90% 5.00% 5.25%
December 1, 2019 to April 30, 2020	0-58 59-64 65-74 75-79 ≥80	0.00% 4.00% 5.00% 5.25% 5.75%	0.00% 3.50% 4.50% 4.75% 5.25%
New York single life Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%
May 1, 2014 to March 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%
March 2, 2015 to October 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%
October 1, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%
January 1, 2017 to January 31, 2018	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%
February 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	N/A 4.00% 5.00% 6.00%
March 1, 2019 to April 30, 2019	0-58 59-64 65-69 70-74 75-79 ≥80	N/A 4.00% 5.15% 5.40% 5.50% 5.75%
May 1, 2019 to November 30, 2019	0-58 59-64 65-70 71-74 75-79 ≥80	N/A 4.00% 5.15% 5.40% 5.50% 5.75%
126

Prior Withdrawal/ Growth Percentages and Rider Fees — (Continued)
Date	Age at time of first withdrawal	Singe Life Percentage
December 1, 2019 to April 30, 2020	0-58 59-64 65-74 75-79 ≥80	N/A 4.00% 5.00% 5.25% 5.75%
New York Joint life Withdrawal Percentages
Date	Age at time of first withdrawal	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to March 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%
March 2, 2015 to October 1, 2015	0-58 59-64 65-79 ≥80	0.00% 3.80% 4.80% 5.80%
October 1, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 0.00% 4.80% 5.80%
January 1, 2017 to January 31, 2018	0-58 59-64 65-79 ≥80	0.00% 0.00% 4.70% 5.70%
February 1, 2018 to February 28, 2019	0-61 62-64 65-79 ≥80	N/A 3.50% 4.50% 5.50%
March 1, 2019 to April 30, 2020	0-61 62-64 65-74 75-79 ≥80	N/A 3.50% 4.50% 5.00% 5.25%
127

APPENDIX
Prior Withdrawal/Growth Percentages and rider fees
The table below identifies the prior percentages for the Retirement Income Choice® 1.6 rider.
Rider fee Percentages
Date	Rider Benefit	Single Life Option	Joint Life Option
June 1, 2017 to June 30, 2018	Base Benefit Designated Allocation Group A	1.45%	1.45%
	Base Benefit Designated Allocation Group B	1.10%	1.10%
	Base Benefit Designated Allocation Group C	0.70%	0.70%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%

Date	Rider Benefit	Single Life Option	Joint Life Option
July 1, 2018 to February 28, 2019	Base Benefit Designated Allocation Group A	1.40%	1.50%
	Base Benefit Designated Allocation Group B	1.15%	1.25%
	Base Benefit Designated Allocation Group C	0.80%	0.90%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%

Date	Rider Benefit	Single Life Option	Joint Life Option
March 1, 2019 to April 30, 2020	Base Benefit Designated Allocation Group A	1.50%	1.60%
	Base Benefit Designated Allocation Group B	1.50%	1.60%
	Base Benefit Designated Allocation Group C	1.50%	1.60%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%
new york Rider fee Percentages
Date	Rider Benefit	Single Life Option	Joint Life Option
June 1, 2017 to June 30, 2018	Base Benefit Designated Allocation Group A	1.45%	1.45%
	Base Benefit Designated Allocation Group B	1.10%	1.10%
	Base Benefit Designated Allocation Group C	0.70%	0.70%
	Death Benefit	0.40%	0.35%

Date	Rider Benefit	Single Life Option	Joint Life Option
July 1, 2018 to February 28, 2019	Base Benefit Designated Allocation Group A	1.40%	1.50%
	Base Benefit Designated Allocation Group B	1.15%	1.25%
	Base Benefit Designated Allocation Group C	0.80%	0.90%
	Death Benefit	0.40%	0.35%

Date	Rider Benefit	Single Life Option	Joint Life Option
March 1, 2019 to April 30, 2020	Base Benefit Designated Allocation Group A	1.50%	1.60%
	Base Benefit Designated Allocation Group B	1.50%	1.60%
	Base Benefit Designated Allocation Group C	1.50%	1.60%
	Death Benefit	0.40%	0.35%
128

Prior Withdrawal/Growth Percentages and rider fees — (Continued)
Growth Percentages
Date	Percentage
May 1, 2016 to February 28, 2019	5.50%
March 1, 2019 to November 30, 2019	6.00%
December 1, 2019 to April 30, 2020	5.25%
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to January 1, 2017	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%
January 1, 2017 to June 30, 2018	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
July 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	0.00% 4.50% 5.50% 6.00%	0.00% 4.00% 5.00% 5.50%
March 1, 2019 to April 30, 2020	0-58 59-64 65-69 70-74 75-79 ≥80	0.00% 4.00% 5.10% 5.20% 5.50% 6.00%	0.00% 3.50% 4.60% 4.70% 5.00% 5.50%
New york Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to January 1, 2017	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%
January 1, 2017 to June 30, 2018	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
July 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	0.00% 4.50% 5.50% 6.00%	0.00% 4.00% 5.00% 5.50%
March 1, 2019 to April 30, 2020	0-58 59-64 65-66 67-69 70-74 75-79 ≥80	0.00% 4.00% 5.00% 5.10% 5.20% 5.50% 6.00%	0.00% 3.50% 4.05% 4.25% 4.70% 5.00% 5.50%
129

APPENDIX
Prior Allocation/Withdrawal Percentages and Rider fees
The table below identifies the prior percentages for the Transamerica Income EdgeSM rider.
Rider fee Percentages
Date	Percentage
Prior to November 30, 2019	1.25%
December 1, 2019 to April 30, 2020	1.35%
Required Allocation Percentages
		Premium		Rebalance
		Minimum	Maximum	Minimum	Maximum
Prior to February 1, 2018	Stable Account	20%	20%	N/A	N/A
	Select Investment Options	20%	80%	25%	100%
	Flexible Investment Options	0%	60%	0%	75%

		Premium		Rebalance
		Minimum	Maximum	Minimum	Maximum
February 1, 2018 to June 30, 2018	Stable Account	25%	25%	N/A	N/A
	Select Investment Options	0%	75%	0%	100%
	Flexible Investment Options	0%	75%	0%	100%

		Premium		Rebalance
		Minimum	Maximum	Minimum	Maximum
July 1, 2018 to April 30, 2020	Stable Account	20%	20%	N/A	N/A
	Select Investment Options	0%	80%	0%	100%
	Flexible Investment Options	0%	80%	0%	100%
130

Prior Allocation/Withdrawal Percentages and Rider fees — (Continued)
Withdrawal Percentages
	Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Single Life Option	Rider Years 1-3 Withdrawal Percentage - Joint Life Option	Rider Years 4+ Withdrawal Percentage - Single Life Option	Rider Years 4+ Withdrawal Percentage - Joint Life Option
Prior to February 1, 2018	0-58	0.00%	0.00%	0.00%	0.00%
	59-64	4.00%	3.50%	5.00%	4.50%
	65-79	5.00%	4.50%	6.00%	5.50%
	≥80	6.00%	5.50%	7.00%	6.50%
single life Withdrawal Percentages
	Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Single Life Option	Rider Years 4-6 Withdrawal Percentage - Single Life Option	Rider Years 7+ Withdrawal Percentage - Single Life Option
February 1, 2018 to February 28, 2019	0-58	0.00%	0.00%	0.00%
	59-64	4.00%	5.00%	6.00%
	65-79	5.00%	6.00%	7.00%
	≥80	6.00%	7.00%	8.00%
March 1, 2019 to November 30, 2019	0-58	0.00%	0.00%	0.00%
	59-64	4.00%	5.00%	6.00%
	65-69	5.25%	6.25%	7.25%
	70-74	5.50%	6.50%	7.50%
	75-79	5.75%	6.75%	7.75%
	≥80	6.00%	7.00%	8.00%
December 1, 2019 to April 30, 2020	0-58	0.00%	0.00%	0.00%
	59-64	4.00%	5.00%	6.00%
	65-69	5.00%	6.00%	7.00%
	70-74	5.25%	6.25%	7.25%
	75-79	5.50%	6.50%	7.50%
	≥80	5.75%	6.75%	7.75%
joint life Withdrawal Percentages
	Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Joint Life Option	Rider Years 4-6 Withdrawal Percentage - Joint Life Option	Rider Years 7+ Withdrawal Percentage - Joint Life Option
February 1, 2018 to February 28, 2019	0-58	0.00%	0.00%	0.00%
	59-64	3.50%	4.50%	5.25%
	65-79	4.50%	5.50%	6.25%
	≥80	5.50%	6.50%	7.25%
March 1, 2019 to November 30, 2019	0-58	0.00%	0.00%	0.00%
	59-64	3.50%	4.50%	5.50%
	65-69	4.75%	5.75%	6.75%
	70-74	5.00%	6.00%	7.00%
	75-79	5.25%	6.25%	7.25%
	≥80	5.50%	6.50%	7.50%
131

Prior Allocation/Withdrawal Percentages and Rider fees — (Continued)
	Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Joint Life Option	Rider Years 4-6 Withdrawal Percentage - Joint Life Option	Rider Years 7+ Withdrawal Percentage - Joint Life Option
December 1, 2019 to April 30, 2020	0-58	0.00%	0.00%	0.00%
	59-64	3.50%	4.50%	5.50%
	65-69	4.50%	5.50%	6.50%
	70-74	4.75%	5.75%	6.75%
	75-79	5.00%	6.00%	7.00%
	≥80	5.25%	6.25%	7.25%
New York single life Withdrawal Percentages
	Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Single Life Option	Rider Years 4-6 Withdrawal Percentage - Single Life Option	Rider Years 7+ Withdrawal Percentage - Single Life Option
February 1, 2018 to February 28, 2019	0-58	0.00%	0.00%	0.00%
	59-64	4.00%	5.00%	6.00%
	65-79	5.00%	6.00%	7.00%
	≥80	6.00%	7.00%	8.00%
March 1, 2019 to November 30, 2019	0-58	0.00%	0.00%	0.00%
	59-64	4.00%	5.00%	6.00%
	65-69	5.25%	6.25%	7.25%
	70-74	5.50%	6.50%	7.50%
	75-79	5.75%	6.75%	7.75%
	≥80	6.00%	7.00%	8.00%
December 1, 2019 to April 30, 2020	0-58	0.00%	0.00%	0.00%
	59-64	4.00%	5.00%	6.00%
	65-69	5.00%	6.00%	7.00%
	70-74	5.25%	6.25%	7.25%
	75-79	5.50%	6.50%	7.50%
	≥80	5.75%	6.75%	7.75%
New York joint life Withdrawal Percentages
	Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Joint Life Option	Rider Years 4-6 Withdrawal Percentage - Joint Life Option	Rider Years 7+ Withdrawal Percentage - Joint Life Option
February 1, 2018 to February 28, 2019	0-58	0.00%	0.00%	0.00%
	59-64	3.50%	4.50%	5.25%
	65-79	4.50%	5.50%	6.25%
	≥80	5.50%	6.50%	7.25%
March 1, 2019 to November 30, 2019	0-58	0.00%	0.00%	0.00%
	59-64	3.50%	4.50%	5.50%
	65-69	4.75%	5.75%	6.45%
	70-74	5.00%	6.00%	7.00%
	75-79	5.25%	6.25%	7.25%
	≥80	5.50%	6.50%	7.50%
132

Prior Allocation/Withdrawal Percentages and Rider fees — (Continued)
	Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Joint Life Option	Rider Years 4-6 Withdrawal Percentage - Joint Life Option	Rider Years 7+ Withdrawal Percentage - Joint Life Option
December 1, 2019 to April 30, 2020	0-58	0.00%	0.00%	0.00%
	59-64	3.50%	4.50%	5.50%
	65-69	4.50%	5.50%	6.20%
	70-74	4.75%	5.75%	6.75%
	75-79	5.00%	6.00%	7.00%
	≥80	5.25%	6.25%	7.25%
133

FINANCIAL STATEMENTS – STATUTORY BASIS

AND SUPPLEMENTARY INFORMATION

Transamerica Life Insurance Company

Years Ended December 31, 2019, 2018 and 2017

Transamerica Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2019, 2018 and 2017

Report of Independent Auditors

To the Board of Directors of

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Transamerica Life Insurance Company (the “Company”), which comprise the balance sheets – statutory basis as of December 31, 2019 and 2018, and the related statements of operations – statutory basis, of changes in capital and surplus – statutory basis, and of cash flow – statutory basis for each of the three years in the period ended December 31, 2019, including the related notes and schedules of supplementary insurance information and reinsurance as of December 31, 2019, 2018 and for each of the three years in the period ended December 31, 2019 and summary of investments—other than investments in related parties as of December 31, 2019 listed in the accompanying index (collectively referred to as the “financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 1 N Upper Wacker Drive, Chicago, IL 60606

T: 312-298-2000, F: , www.pwc.com

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018 or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2019 and 2018 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 2.

Emphasis of Matters

As discussed in Note 1 to the financial statements, the financial statements give retroactive effect to the merger of Transamerica Advisors Life Insurance Company into the Company on July 1, 2019 in a transaction accounted for as a statutory merger. Our opinion is not modified with respect to this matter.

As discussed in Note 3 to the financial statements, in 2019 the Company changed its valuation basis for variable annuities. Our opinion is not modified with respect to this matter.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 27, 2020

PricewaterhouseCoopers LLP, 1 N Upper Wacker Drive, Chicago, IL 60606

T: 312-298-2000, F: , www.pwc.com

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands)

	December 31
	2019	2018
Admitted assets
Cash, cash equivalents and short-term investments	$1,693,803	$2,331,468
Bonds	25,412,467	27,627,135
Preferred stocks	111,630	104,793
Common stocks	3,217,206	2,998,481
Mortgage loans on real estate	5,096,613	4,600,493
Real estate	51,546	114,446
Policy loans	1,099,596	1,139,853
Securities lending reinvested collateral assets	1,246,827	1,835,122
Derivatives	1,718,025	2,097,951
Other invested assets	2,124,211	1,666,946

Total cash and invested assets	41,771,924	44,516,688

Accrued investment income	404,846	428,558
Premiums deferred and uncollected	286,843	115,235
Net deferred income tax asset	475,358	627,639
Variable annuity reserve hedge offset deferral	195,067	231,853
Other assets	1,368,699	1,472,587
Separate account assets	85,720,689	76,783,392

Total admitted assets	$130,223,426	$124,175,952

Liabilities and capital and surplus
Aggregate reserves for policies and contracts	$26,237,936	27,294,949
Policy and contract claim reserves	479,226	527,901
Liability for deposit-type contracts	591,570	967,757
Other policyholders’ funds	21,831	17,617
Transfers from separate accounts due or accrued	(898,597)	(1,034,929)
Funds held under reinsurance treaties	4,094,413	3,785,867
Asset valuation reserve	879,143	694,388
Interest maintenance reserve	308,453	299,928
Derivatives	1,851,801	975,974
Payable for collateral under securities loaned and other transactions	1,731,464	3,080,656
Borrowed money	1,274,504	3,052,991
Other liabilities	1,402,824	1,452,027
Separate account liabilities	85,720,688	76,783,391

Total liabilities	123,695,256	117,898,517

Total capital and surplus	6,528,170	6,277,435

Total liabilities and capital and surplus	$130,223,426	$124,175,952

See accompanying notes.

3

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2019	2018	2017
Revenues
Premiums and other considerations	$12,146,106	$10,813,518	$(3,514,168)
Net investment income	1,644,325	1,667,172	2,516,282
Commissions and expense allowances on reinsurance ceded	527,860	835,062	608,958
Reserve adjustment on reinsurance ceded	(83,492)	(67,838)	(1,210,892)
Consideration received on reinsurance recapture and novations	15,485	217,258	462,313
Separate accounts net gain from operations	—	—	139,852
Fee revenue and other income	1,891,767	1,971,474	1,996,610

Total revenue	16,142,051	15,436,646	998,955

Benefits and expenses
Death benefits	1,706,779	1,760,272	1,588,061
Annuity benefits	1,173,639	1,183,691	1,207,143
Accident and health benefits	281,435	295,343	141,823
Surrender benefits	14,231,385	14,536,177	13,109,739
Other benefits	168,259	156,157	156,951
Net increase (decrease) in reserves	(2,277,561)	228,055	(12,826,051)
Commissions	908,521	912,831	927,565
Net transfers to (from) separate accounts	(3,868,617)	(4,075,245)	(2,619,683)
IMR adjustment due to reinsurance	—	(13,229)	(2,065,984)
General insurance expenses and other	833,410	1,219,389	1,033,737

Total benefits and expenses	13,157,250	16,203,441	653,301

Gain (loss) from operations before dividends and federal income taxes	2,984,801	(766,795)	345,654

Dividends to policyholders	9,236	5,953	8,057

Gain (loss) from operations before federal income taxes	2,975,565	(772,748)	337,597
Federal income tax (benefit) expense	(77,933)	(63,062)	(1,035,106)

Net gain (loss) from operations	3,053,498	(709,686)	1,372,703
Net realized capital gains (losses), after tax and amounts transferred to interest maintenance reserve	240,524	(714,132)	(575,050)

Net income (loss)	$3,294,022	$(1,423,818)	$797,653

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

Balance at January 1, 2017	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
As originally presented	$6,762	$1,282	$(58,000)	$150,000	$3,653,830	$577,936	$2,135,591	6,467,401
Merger of Transamerica Advisors Life Insurance Company (TALIC)	—	—	—	—	242,198	—	453,845	696,043

Balance at January 1, 2017 (TALIC Merger)	6,762	1,282	(58,000)	150,000	3,896,028	577,936	2,589,436	7,163,444
Net income (loss)	—	—	—	—	—	—	797,653	797,653
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	(489,076)	1,172,461	683,385
Change in net deferred income tax asset	—	—	—	—	—	—	(956,486)	(956,486)
Change in nonadmitted assets	—	—	—	—	—	—	474,981	474,981
Change in asset valuation reserve	—	—	—	—	—	—	124,240	124,240
Change in surplus in separate accounts	—	—	—	—	—	—	(117,876)	(117,876)
Change in surplus as a result of reinsurance	—	—	—	—	—	—	230,908	230,908
Dividends to stockholders	—	—	—	—	—	—	(620,523)	(620,523)
Return of capital	—	—	—	—	(422,572)	—	—	(422,572)
Other changes—net	—	(298)	—	—	(626)	981	(5,738)	(5,681)

Balance at December 31, 2017	$6,762	$984	$(58,000)	$150,000	$3,472,830	$89,841	$3,689,056	$7,351,473
Net income (loss)	—	—	—	—	—	—	(1,423,818)	(1,423,818)
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	145,059	1,145,316	1,290,375
Change in net deferred income tax asset	—	—	—	—	—	—	164,466	164,466
Change in nonadmitted assets	—	—	—	—	—	—	45,646	45,646
Change in asset valuation reserve	—	—	—	—	—	—	16,359	16,359
Change in surplus as a result of reinsurance	—	—	—	—	—	—	17,616	17,616
Dividends to stockholders	—	—	—	—	—	—	(624,567)	(624,567)
Return of capital	—	—	—	—	(558,740)	—	—	(558,740)
Other changes—net	—	(559)	—	—	2,576	(3,047)	(345)	(1,375)

Balance at December 31, 2018	$6,762	$425	$(58,000)	$150,000	$2,916,666	$231,853	$3,029,729	$6,277,435

Continued on next page.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2018	$6,762	$425	$(58,000)	$150,000	$2,916,666	$231,853	$3,029,729	$6,277,435
Net income (loss)	—	—	—	—	—	—	3,294,022	3,294,022
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	(36,786)	(290,676)	(327,462)
Change in net deferred income tax asset	—	—	—	—	—	—	(164,812)	(164,812)
Change in nonadmitted assets	—	—	—	—	—	—	105,654	105,654
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	(1,248,411)	(1,248,411)
Change in asset valuation reserve	—	—	—	—	—	—	(184,755)	(184,755)
Change in surplus as a result of reinsurance	—	—	—	—	—	—	(146,952)	(146,952)
Change in surplus notes	—	—	—	(150,000)	—	—	—	(150,000)
Change in treasury stock	—	—	58,000	—	—			58,000
Return of capital	—	—	—	—	(307,578)	—	—	(307,578)
Dividends to stockholders	—	—	—	—	—	—	(725,000)	(725,000)
Other changes—net	—	(425)	—	—	1,625	367	46,462	48,029

Balance at December 31, 2019	$6,762	$—	$—	$—	$2,610,713	$195,434	$3,715,261	$6,528,170

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2019	2018	2017
Operating activities
Premiums and annuity considerations	$11,959,055	$10,836,714	$5,030,303
Net investment income	1,853,706	1,826,005	2,524,319
Other income	2,295,448	2,891,089	6,905,408
Benefit and loss related payments	(17,435,718)	(17,958,301)	(16,076,467)
Net transfers from separate accounts	4,005,482	4,343,398	2,904,380
Commissions and operating expenses	(1,898,769)	(1,892,868)	(2,050,512)
Dividends paid to policyholders	(5,889)	(6,350)	(7,348)
Federal income taxes (paid) received	(139,992)	939,301	438,896

Net cash provided by (used in) operating activities	633,323	978,988	(331,021)

Investing activities
Proceeds from investments sold, matured or repaid	$15,951,729	$9,086,610	$10,468,686
Costs of investments acquired	(13,028,169)	(7,574,764)	(8,455,291)
Net change in policy loans	40,258	48,668	52,058

Net cost of investments acquired	(12,987,911)	(7,526,096)	(8,403,233)

Net cash provided by (used in) investing activities	$2,963,818	$1,560,514	$2,065,453

Financing and miscellaneous activities
Repayment of surplus notes	$(150,000)	$—	$—
Capital and paid in surplus received (returned)	(248,376)	(556,833)	(434,179)
Dividends to stockholders	(725,000)	(564,220)	(620,523)
Net deposits (withdrawals) on deposit-type contracts	(429,725)	(201,168)	(2,167,303)
Net change in borrowed money	(1,765,528)	(1,151,474)	1,874,369
Net change in funds held under reinsurance treaties	(60,731)	(271,793)	(75,583)
Net change in payable for collateral under securities lending and other transactions	(1,347,778)	(15,819)	(125,030)
Other cash (applied) provided	492,332	587,583	98,001

Net cash provided by (used in) financing and miscellaneous activities	(4,234,806)	(2,173,724)	(1,450,248)

Net increase (decrease) in cash, cash equivalents and short-term investments	(637,665)	365,778	284,184
Cash, cash equivalents and short-term investments:
Beginning of year	2,331,468	1,965,690	1,681,506

End of year	$1,693,803	$2,331,468	$1,965,690

See accompanying notes.

7

Transamerica Life Insurance Company

Statements of Cash Flow (supplemental) – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
Supplemental disclosures of cash flow information	2019	2018	2017
Non-cash activities during the year not included in the Statutory Statement of Cash Flows:
Stock cancellations	$57,575	$—	$—
Non-cash dividend to parent company	—	60,347	—
Investments received for insured securities losses	—	16,489	—
Write off of prepaid real estate related assets	—	2,727	—
Non-cash capital contribution to investment subsidiary	—	1,971	—
Transfer of bonds and mortgage loans related to reinsurance agreement with third party	—	—	7,196,754
Transfer of bonds, mortgage loans, and derivatives related to affiliated reinsurance amendment	—	—	5,650,741
Transfer of bonds to settle reinsurance obligations	—	—	22,479
Asset transfer of ownership between hedge funds	—	—	125,036

8

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December  31, 2019

1. Organization and Nature of Business

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Commonwealth General Corporation (CGC). CGC is an indirect, wholly-owned subsidiary of Aegon N.V., a holding company organized under the laws of The Netherlands.

On July 1, 2019, the Company completed a merger with Transamerica Advisors Life Insurance Company (TALIC), an Arkansas-domiciled affiliate. On October 1, 2018, the Company completed a merger with Firebird Re Corp (FReC), an Arizona-domiciled affiliate. The mergers were accounted for in accordance with the Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the mergers were combined and the recorded assets, liabilities and surplus of TALIC and FReC on a US statutory basis were carried forward to the merged company. As a result of the mergers, TALIC and FReC’s common stock was deemed cancelled by operation of law. Each share of the Company’s capital stock issued and outstanding immediately before the merger shall continue to represent one share of the capital stock. As a result of the merger, the business previously ceded from the Company to FReC is no longer reflected as ceded risk in the restated merged financials. As a result of the merger, the business previously ceded from TALIC to the Company is no longer reflected as assumed risk in the restated merged financials.

Summarized financial information for the Company and TALIC presented separately for periods prior to the merger is as follows. The amounts presented for the Company’s revenues are reflective of the revision as described in Note 3:

	Year Ended December 31
	2018	2017
Revenues:
Company	$15,206,362	$730,065
TALIC	230,284	268,890

	$15,436,646	$998,955

Net income (loss):
Company	$(1,353,504)	$603,700
TALIC	(70,314)	193,953

	$(1,423,818)	$797,653

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31 2018
Assets:
Company	$117,015,550
TALIC	7,204,454
Reclassification to conform to current year presentation: Current federal income tax recoverable	(44,052)

$124,175,952

Liabilities:
Company	$111,237,254
TALIC	6,705,315
Reclassification to conform to current year presentation: Other liabilities	(44,052)

$117,898,517

Capital and Surplus:
Company	$5,778,296
TALIC	499,139

$6,277,435

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, and pension products, as well as a broad line of single fixed and flexible premium annuity products and guaranteed investment contracts. In addition, the Company offers group life, universal life, credit life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of agents, brokers, and financial institutions.

10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

2. Basis of Presentation and Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division (IID), which practices differ from accounting principles generally accepted in the United States of America (GAAP).

The IID recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of Iowa. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed.

The following is a summary of the accounting practices permitted and prescribed by the IID and reflected in the Company’s financial statements which differs from NAIC SAP:

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Iowa Administrative Code 508A.1.4, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

A reconciliation of the Company’s net income (loss) and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	SSAP#	F/S Page	F/S Line	2019	2018	2017
Net income (loss), State of Iowa basis	XXX	XXX	XXX	$3,294,022	$(1,423,818)	$797,653
State prescribed practices that are an increase(decrease) from NAIC SAP:
Separate account asset valuation	56	NA	NA	—	—	—
State permitted practices that are an increase(decrease) from NAIC SAP:
None				—	—	—

Net income (loss), NAIC SAP	XXX	XXX	XXX	$3,294,022	$(1,423,818)	$797,653

Statutory surplus, state of Iowa basis	XXX	XXX	XXX	$6,528,170	$6,277,435	$7,351,473
State prescribed practices that are an increase(decrease) from NAIC SAP:
Separate account asset valuation	56	NA	NA	—	—	—
State permitted practices that are an increase(decrease) from NAIC SAP:
Hedge reserve offset deferral	86	Balance Sheet; Statement of Changes in Capital and Surplus	Variable annuity reserve hedge offset deferral Special surplus funds—Change in net unrealized capital gains/ losses	—	(231,853)	(86,794)

Statutory surplus, NAIC SAP	XXX	XXX	XXX	$6,528,170	$6,045,582	$7,264,679

The Company elected early adoption of SSAP No. 108, Derivatives Hedging Variable Annuities Guarantees (SSAP 108) effective July 1, 2019. The early adoption allowed for transition from and release of a similar permitted practice in place with the IID since October 1, 2016 (the Permitted Practice). The Company received approval from the IID on September 4, 2019. Please refer to Note 3 for additional information.

Use of Estimates

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The effects of the following variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material. Significant accounting policies and variances from GAAP are as follows:

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a NAIC designation of 6, are reported at amortized cost using the interest method. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value, often referred to as yield-to-worst method. Bonds ascribed a NAIC designation of 6 are reported at the lower of amortized cost or fair value with unrealized gains and losses reported in changes in capital and surplus. Prepayment penalty or acceleration fees received in the event a bond is liquidated prior to its scheduled termination date are reported as investment income.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26R, Bonds, and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. These securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium using either the retrospective or prospective methods. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. For statutory reporting, the retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

For GAAP, all securities purchased or retained that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used.

The Company closely monitors below investment grade holdings and investment grade issuers where the Company has concerns to determine if an other-than-temporary impairment (OTTI) has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. The Company will record a charge to the statements of operations for the amount of the impairment.

For structured securities, cash flow trends and underlying levels of collateral are monitored. An OTTI is considered to have occurred if the fair value of the structured security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security and the security is in an unrealized loss position. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company will record a charge to the statements of operations for the amount of the impairments.

For GAAP, if it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security or the entity will likely not be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Investments in both affiliated and unaffiliated preferred stocks in good standing (those with NAIC designations RP1 to RP3 and P1 to P3), are reported at cost or amortized cost, depending on the characteristics of the securities. Investments in both affiliated and unaffiliated preferred stocks not in good standing (those with NAIC designations RP4 to RP6 and P4 to P6), are reported at the lower of cost, amortized cost, or fair value, depending on the characteristics of the securities. The related net unrealized capital gains and losses for all NAIC designations are reported in changes in capital and surplus.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in net unrealized capital gains or losses and are reported in changes in capital and surplus.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in changes in capital and surplus.

14

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company owns stock issued by the Federal Home Loan Bank (FHLB), which is only redeemable at par, and its fair value is presumed to be par, unless other-than-temporarily impaired.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statements of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized. Prepayment penalty or acceleration fees received in the event a loan is liquidated prior to its scheduled termination date are reported as investment income.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. The Company recognizes an impairment loss if the Company determines that the carrying amount of the real estate is not recoverable and exceeds its fair value. The Company deems that the carrying amount of the asset is not recoverable if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

15

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company has interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statements of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less (principally stated at amortized cost) or money market mutual funds which are reported at fair value.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. Due and accrued amounts determined to be uncollectible are written off through the statements of operations.

Valuation Reserves

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals into net investment income over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. The net deferral is reported as the

16

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

In 2019, the NAIC revised the AVR Factors (basic contribution, reserve objective and maximum reserve) to be consistent with the risk-based capital (RBC) after-tax factors, which were amended in 2018 as a result of federal tax reform. The AVR factor changes are effective for year-end 2019. As of December 31, 2019, the factor changes decreased Capital and Surplus by $127,960. The changes were recorded to the Change in Asset Valuation Reserve line of the Statements of Changes in Capital and Surplus.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, forwards, and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86—Derivatives.

(A)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability (amortized cost or fair value). Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

(B)

Derivative instruments are also used in replication (synthetic asset) transactions. A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. In these transactions, the derivative is accounted for in a manner consistent with the cash instrument and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

17

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

(C)

Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value).

(D)	Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘BBB’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments:

Interest rate swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities; therefore, converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the market risk on minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor’s (S&P) or other global market financial index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Variance swaps are used in the asset/liability management process to mitigate the gamma risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap, and a single receipt or payment occurs at the maturity or termination of the contract. Variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Bond forwards are used to hedge the interest rate risk that future liability claims increase as rates decrease, leading to higher guarantee values.

Futures contracts are used to hedge the liability risk when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company issues products providing the customer a return based on the various global equity market indices. The Company uses options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheets and fair value adjustments are recorded as capital and surplus in the financial statements. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Caps are used in the asset/liability management process to mitigate the interest rate risk created due to a rapidly rising interest rate environment. The caps are similar to options where the underlying interest rate index provides for the market value movements. The caps do not accrue interest until the interest rate environment exceeds the caps strike rate. Cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Caps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Caps that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company uses zero cost collars to hedge the interest rate risk associated with rising short term interest rates, whereby the exposure would otherwise adversely impact the Company’s capital generation. The collar position(s) help range bound the floating rate by combining a cap and floor position.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

The Company issues fixed liabilities that have a guaranteed minimum crediting rate. The Company uses receiver swaptions, whereby the swaption is designed to generate cash flows to offset lower yields on assets during a low interest rate environment. The Company pays a single premium at the beginning of the contract and is amortized throughout the life of the swaption. These swaptions are marked to fair value in the balance sheets and the fair value adjustment is recorded in unassigned surplus. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Securities Lending Assets and Liabilities

The Company loans securities to third parties under agent-managed securities lending programs accounted for as secured borrowings. Cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheets (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Non-cash collateral received which may not be sold or repledged is not recorded on the Company’s balance sheets. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

Repurchase Agreements

For dollar repurchase agreements accounted for as secured borrowings, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. The securities transferred are not removed from the balance sheets, and the cash received as collateral is invested as needed or used for general corporate purposes of the Company. A liability is established to record the obligation to return the cash collateral and included in Borrowed Money on the Balance Sheets.

Offsetting of Assets and Liabilities

Financial assets and liabilities are offset in the Balance Sheets when the Company has a legally enforceable right to offset and has the intention to settle the asset and liability on a net basis.

Other Assets and Other Liabilities

Other assets consist primarily of reinsurance receivable, accounts receivable and company owned life insurance. Company owned life insurance is carried at cash surrender value.

Other liabilities consist primarily of remittances, amounts withheld by the Company, accrued expenses, payable for securities and municipal repurchase agreements. Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest. These municipal repurchase agreements require a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Separate Accounts

The majority of separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Certain other non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of the contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than the guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Non-indexed guaranteed separate account assets and liabilities are carried at fair value. These guarantees are included in the general account due to the nature of the guaranteed return.

Assets held in trust for purchases of variable life, variable universal life, variable annuity, and modified guaranteed annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value.

Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist.

Income and gains and losses with respect to the assets in the separate accounts supporting modified guaranteed annuity contracts are included in the statements of operations as a component of net transfers from separate accounts.

Surplus funds transferred from the general account to the separate accounts, commonly referred to as seed money, and earnings accumulated on seed money are reported as surplus in the separate accounts until transferred or repatriated to the general account. The transfer of such funds between the separate account and the general account is reported as surplus contributed or withdrawn during the year.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are calculated by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

For GAAP, policy reserves are calculated based on estimated expected experience or actual account balances.

Surrender values are not promised in excess of the legally computed reserves. For annual premium variable life insurance there is an extra premium charged to the policyholder before the premium is transferred to the Separate Accounts. An additional reserve for this policy is held in the General Account that is a multiple of the reserve that would otherwise be held. For interest sensitive whole life, the reserves held in the General Account are equal to the cash surrender value.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

In accordance with SSAP No. 51R, Life Contracts, and No. 54R, Individual and Group Accident and Health Contracts, the Company reports the amount of insurance, if any, for which the gross premiums are less than the net premiums according to the valuation standards and any related premium deficiency reserve established. Anticipated investment income is included as a factor in the health contract premium deficiency calculation, respectively.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheets date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include guaranteed investment contracts (GICs), funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statements of operations. Interest on these policies is reflected in other benefits.

Premiums and Annuity Considerations

Revenues for life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the assets and liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes

The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes. Unlike GAAP, SSAP No. 101 does not consider state income taxes in the measurement of deferred taxes. SSAP No. 101 also requires additional testing to measure gross deferred tax assets. The additional testing limits gross deferred tax asset admission to 1) the amount of federal income taxes paid in prior years recoverable through hypothetical loss carrybacks of existing temporary differences expected to reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of remaining gross deferred tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities after considering character (i.e. ordinary versus capital) and reversal patterns. The Company’s reported net deferred tax asset or liability is the sum of gross deferred tax assets admitted through this three part test plus the sum of all deferred tax liabilities.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired

Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract changes, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC SAP.

Subsidiaries and Affiliated Companies

Investments in subsidiaries, controlled and affiliated companies (SCA) are stated in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities.

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Surplus Notes

Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Nonadmitted Assets

Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets to the extent that they are not impaired.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less and money market mutual funds. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

3. Accounting Changes and Corrections of Errors

The Company’s policy is to disclose as recent accounting pronouncements the adopted accounting guidance with a current year effective date that has been classified by the NAIC as a substantive change, as well as items classified as nonsubstantive changes that have had a material impact on the financial position or results of operations of the Company.

Recent Accounting Pronouncements

As of July 1, 2019, the Company has received IID approval on an approach for transitioning from a prior permitted practice into full implementation of SSAP No. 108. The approved transition approach will not result in adjustment to the Company’s historical statutory reporting or existing unamortized deferral balances established under the permitted practice at the time of transition. The Company will continue amortizing deferral balances established under the permitted practice according to the amortization schedule previously approved. This amortization will be reported as net realized capital gains (losses) in the Statements of Operations. The net deferral is re-classed from unassigned to special surplus and is presented in the Variable annuity reserve hedge offset deferral financial statement line item on the balance sheets. As of the date of transition, current period fair value fluctuations in the designated derivative instruments offset by the current period Valuation Manual section 21 (VM-21) liability change attributed to the hedged risk (“natural offset”) will be included in net realized capital gains (losses) in the Statements of Operations. As of the date of transition, the Company is fully compliant with the provisions of SSAP 108. The adoption of SSAP 108 and the contemporaneous release of the Permitted Practice will not impact historical statutory reporting or remaining residual balances established under the Permitted Practice and will not have a significantly different impact, in comparison to the Permitted Practice, on the Company’s statutory capital position or RBC ratio. Differences include reporting the natural offset as net realized capital gains/losses in the statements of operations compared to previously being included within the change in unrealized gains/losses with no impact to capital and surplus. Additionally, the deferral amortization under SSAP 108 begins in the subsequent reporting period as opposed to starting in the period it was established, as with the Permitted Practice. The delay in deferral amortization impacts the timing and flow through statutory capital and surplus, but does not create material differences from the Permitted Practice.

Effective January 1, 2019, the NAIC adopted revisions to SSAP No. 30, Unaffiliated Common Stock, which updated the definition of common stock to include SEC registered closed-end funds and unit investment trusts. The adoption of this guidance did not impact the financial position or results of operations of the Company.

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Change in Valuation Basis

As of December 31, 2019, the Company has received IID approval on an approach for adoption of the NAIC 2020 VM-21 and related Risk Based Capital C3P2 changes documented in the VM-21 2020 NAIC Valuation Manual: Requirements for Principle-Based Reserves for Variable Annuities. The Company has elected to early adopt the VM-21 requirements for variable annuities effective December 31, 2019. The approved transition approach did not result in an adjustment to the Company’s historical statutory reporting or existing balances at the time of transition. The Company reported the increase to the VM-21 reserve of $1,248,411. As a result, the Company released the voluntary reserve that was recorded to account for the adoption in the amount of $850,000 which was developed considering Q4 2018 balances and factors. The change year-over-year is due to significant market factor changes such as bond yields and treasury rates. As of the date of transition, the Company is fully compliant with the provisions of VM-21.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Revision to Prior Years

During 2019, the Company identified errors in prior year financial statements for which the Company has determined it appropriate to revise. The Company assessed the materiality of these revisions and concluded these revisions are not material to the December 31, 2018 and 2017 financial statements as a whole. The following tables show the impact of the revision after the effect of the TALIC merger as described in Note 1:

	Year Ended December 31, 2018
	As Revised for the Merger	Adjustment	As Revised
Statements of Operations
Revenues
Premiums and other considerations	$11,448,988	$(635,470)	$10,813,518
Fee revenue and other income	1,977,174	(5,700)	1,971,474

Total revenue	$16,077,816	$(641,170)	$15,436,646

Benefits and expenses
Surrender benefits	$15,154,347	$(618,170)	$14,536,177

Total benefits and expenses	16,821,611	(618,170)	16,203,441
Gain (loss) from operations before dividends and federal income taxes	(743,795)	(23,000)	(766,795)

Federal income tax (benefit) expense	(55,012)	(8,050)	(63,062)
Net gain (loss) from operations	(694,736)	(14,950)	(709,686)

Net income (loss)	$(1,408,868)	$(14,950)	$(1,423,818)

Statements of Changes in Capital and Surplus
Balance at December 31, 2017
Net income (loss)	$(1,408,868)	$(14,950)	$(1,423,818)
Other changes—net	(16,325)	14,950	(1,375)

Balance at December 31, 2018	$6,277,435	$—	$6,277,435

Statements of Cash Flows
Operating activities
Premiums and annuity considerations	$11,449,184	$(612,470)	$10,836,714
Other income	2,896,789	(5,700)	2,891,089
Benefit and loss related payments	(18,576,471)	618,170	(17,958,301)

Net cash provided by (used in) operating activities	978,988	—	978,988
Financing and miscellaneous activities
Net deposits (withdrawals) on deposit-type contracts	$(146,883)	$(54,285)	$(201,168)
Other cash (applied) provided	533,298	54,285	587,583

Net cash provided by (used in) financing and miscellaneous activities	(2,173,724)	—	(2,173,724)

Net increase (decrease) in cash, cash equivalents and short-term investments	365,778	—	365,778
Cash, cash equivalents and short-term investments:
Beginning of year	1,965,690	—	1,965,690

End of year	$2,331,468	$—	$2,331,468

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	Year Ended December 31, 2017
	As Revised for the Merger	Adjustment	As Revised
Statements of Operations
Revenues
Premiums and other considerations	$(3,098,001)	$(416,167)	$(3,514,168)
Fee revenue and other income	1,997,110	(500)	1,996,610

Total revenue	$1,415,622	$(416,667)	$998,955

Benefits and expenses
Surrender benefits	$13,526,406	$(416,667)	$13,109,739

Total benefits and expenses	1,069,968	(416,667)	653,301
Gain (loss) from operations before dividends and federal income taxes	345,654	—	345,654

Net gain (loss) from operations	1,372,703	—	1,372,703

Net income (loss)	$797,653	$—	$797,653

Statements of Cash Flows
Operating activities
Premiums and annuity considerations	$5,446,470	$(416,167)	$5,030,303
Other income	6,905,908	(500)	6,905,408
Benefit and loss related payments	(16,493,134)	416,667	(16,076,467)

Net cash provided by (used in) operating activities	(331,021)	—	(331,021)
Financing and miscellaneous activities
Net deposits (withdrawals) on deposit-type contracts	$(2,130,022)	$(37,281)	$(2,167,303)
Other cash (applied) provided	60,720	37,281	98,001

Net cash provided by (used in) financing and miscellaneous activities	(1,450,248)	—	(1,450,248)
Net increase (decrease) in cash, cash equivalents and short-term investments	284,184	—	284,184
Cash, cash equivalents and short-term investments:
Beginning of year	1,681,506	—	1,681,506

End of year	$1,965,690	$—	$1,965,690

Management has determined that the amounts primarily relate to misclassifications of balances within the Statements of Operations and Cash Flows for the years ended December 31, 2018 and 2017 related to accounting for retirement plan cash flows and other cash flow presentation reclassifications. This error resulted in offsetting misstatements to premiums and other considerations, fee revenue and other income, and surrender benefits and corresponding offsetting misstatements within the cash provided by (used in) operating activities and cash provided by (used in) financing and miscellaneous activities. The misclassifications had no impact to the Company’s net income or capital and surplus in the prior years.

In addition, Management reclassified certain prior year out of period adjustments from income to capital and surplus per SSAP No. 3, Accounting Changes and Corrections of Errors.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Reclassifications

Certain amounts in prior year financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Real Estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The fair value of futures and forwards are based upon the latest quoted market price and spot rates at the balance sheets date. The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the balance sheets date. The estimated fair values of swaps, including equity, interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The book value of policy loans is considered to approximate the fair value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2019 and 2018, respectively:

	December 31, 2019
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$1,298,116	$1,298,076	$1,042,719	$255,397	$—	$—	$—
Short-term notes receivable from affiliates	240,300	240,300	—	240,300	—	—	—
Bonds	28,644,195	25,412,467	5,355,305	22,844,657	444,233	—	—
Preferred stocks, other than affiliates	109,845	111,630	—	108,849	996	—	—
Common stocks, other than affiliates	80,789	80,789	10,227	19	70,543	—	—
Mortgage loans on real estate	5,383,132	5,096,613	—	—	5,383,132	—	—
Other invested assets	262,406	218,682	—	243,524	18,882	—	—
Derivative assets:
Options	311,739	311,739	—	311,739	—	—	—
Interest rate swaps	1,363,717	1,363,526	—	1,363,717	—	—	—
Currency swaps	8,929	7,304	—	8,929	—	—	—
Credit default swaps	59,599	34,248	—	59,599	—	—	—
Equity swaps	55	55	—	55	—	—	—
Interest rate futures	467	467	467	—	—	—	—
Equity futures	686	686	686	—	—	—	—
Derivative assets total	1,745,192	1,718,025	1,153	1,744,039	—	—	—
Policy loans	1,099,596	1,099,596	—	1,099,596	—	—	—
Securities lending reinvested collateral	987,763	987,763	96	987,667	—	—	—
Separate account assets	85,275,020	85,209,155	81,391,463	3,878,274	5,283	—	—
Liabilities
Investment contract liabilities	16,687,551	11,934,145	—	218,239	16,469,312	—	—
Derivative liabilities:
Options	151,696	151,696	—	151,696	—	—	—
Interest rate swaps	1,279,477	1,442,132	—	1,279,477	—	—	—
Currency swaps	2,279	4,328	—	2,279	—	—	—
Credit default swaps	(3,740)	13,450	—	(3,740)	—	—	—
Equity swaps	211,606	211,606	—	211,606	—	—	—
Interest rate futures	22,916	22,916	22,916	—	—	—	—
Equity futures	5,673	5,673	5,673	—	—	—	—
Derivative liabilities total	1,669,907	1,851,801	28,589	1,641,318	—	—	—
Dollar repurchase agreements	448,829	448,829	—	448,829	—	—	—
Payable for securities lending	1,246,827	1,246,827	—	1,246,827	—	—	—
Payable for derivative cash collateral	484,637	484,637	—	484,637	—	—	—
Separate account annuity liabilities	78,615,086	78,617,102	2,783	78,565,537	46,766	—	—

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	December 31, 2018
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$1,966,071	$1,966,071	$1,385,771	$580,300	$—	$—	$—
Short-term notes receivable from affiliates	261,000	261,000	—	261,000	—	—	—
Bonds	28,352,356	27,627,135	7,005,814	20,905,525	441,017	—	—
Preferred stocks, other than affiliates	97,812	104,793	—	94,815	2,997	—	—
Common stocks, other than affiliates	171,979	171,979	15,401	6	156,572	—	—
Mortgage loans on real estate	4,647,770	4,600,493	—	—	4,647,770	—	—
Other invested assets	241,689	214,934	—	229,963	11,726	—	—
Derivative assets:
Options	996,427	996,427	—	996,427	—	—	—
Interest rate swaps	710,817	711,165	—	710,817	—	—	—
Currency swaps	15,288	15,495	—	15,288	—	—	—
Credit default swaps	52,360	52,579	—	52,360	—	—	—
Equity swaps	281,457	281,457	—	281,457	—	—	—
Interest rate futures	20,639	20,639	20,639	—	—	—	—
Equity futures	20,189	20,189	20,189	—	—	—	—
Derivative assets total	2,097,177	2,097,951	40,828	2,056,349	—	—	—
Policy loans	1,139,853	1,139,853	—	1,139,853	—	—	—
Securities lending reinvested collateral	1,660,683	1,660,683	71,045	1,589,638	—	—	—
Separate account assets	76,150,197	76,130,173	72,461,882	3,684,492	3,823	—	—
Liabilities
Investment contract liabilities	13,297,887	12,379,779	—	243,143	13,054,743	—	—
Derivative liabilities:
Options	344,808	344,808	—	344,808	—	—	—
Interest rate swaps	376,095	591,999	—	376,095	—	—	—
Currency swaps	1,706	645	—	1,706	—	—	—
Credit default swaps	(1,309)	13,394	—	(1,309)	—	—	—
Equity swaps	16,890	16,890	—	16,890	—	—	—
Interest rate futures	6,999	6,999	6,999	—	—	—	—
Equity futures	1,239	1,239	1,239	—	—	—	—
Derivative liabilities total	746,428	975,974	8,238	738,190	—	—	—
Dollar repurchase agreements	214,357	214,357	—	214,357	—	—	—
Payable for securities lending	1,835,122	1,835,122	—	1,835,122	—	—	—
Payable for derivative cash collateral	1,245,534	1,245,534	—	1,245,534	—	—	—
Separate account annuity liabilities	69,914,071	69,915,907	3,069	69,874,047	36,955	—	—

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2019 and 2018:

	2019
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$15,615	$4,075	$—	$19,690

Total bonds	—	15,615	4,075	—	19,690

Preferred stock
Industrial and miscellaneous	—	41	996	—	1,037

Total preferred stock	—	41	996	—	1,037

Common stock
Mutual funds	5,049	—	—	—	5,049
Industrial and miscellaneous	5,178	19	70,543	—	75,740

Total common stock	10,227	19	70,543	—	80,789

Cash equivalents and short-term
Money market mutual funds	1,042,719	—	—	—	1,042,719

Total cash equivalents and short-term	1,042,719	—	—	—	1,042,719

Securities lending reinvested collateral	96	—	—	—	96
Derivative assets	1,153	1,671,609	—	—	1,672,762
Separate account assets	81,255,681	3,293,963	4,271	—	84,553,915

Total assets	$82,309,876	$4,981,247	$79,885	$—	$87,371,008

Liabilities:
Derivative liabilities	$28,589	$1,633,210	$—	$—	1,661,799
Separate account liabilities	2,783	—	—	—	2,783

Total liabilities	$31,372	$1,633,210	$—	$—	$1,664,582

	2018
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets:
Bonds
Government	$—	$900	$—	$—	$900
Industrial and miscellaneous	—	26,472	8,205	—	34,677
Hybrid securities	—	2,282	—	—	2,282

Total bonds	—	29,654	8,205	—	37,859

Preferred stock
Industrial and miscellaneous	—	1,601	2,997	—	4,598

Total preferred stock	—	1,601	2,997	—	4,598

Common stock
Mutual funds	12,648	—	—	—	12,648
Industrial and miscellaneous	2,753	6	156,572	—	159,331

Total common stock	15,401	6	156,572	—	171,979

Cash equivalents and short-term
Money market mutual funds	1,385,771	—	—	—	1,385,771

Total cash equivalents and short-term	1,385,771	—	—	—	1,385,771

Securities lending reinvested collateral	71,045	—	—	—	71,045
Derivative assets	40,828	1,995,419	—	—	2,036,247
Separate account assets	72,321,900	3,124,101	3,823	—	75,449,824

Total assets	$73,834,945	$5,150,781	$171,597	$—	$79,157,323

Liabilities:
Derivative liabilities	$8,238	$811,965	$—	$—	$820,203
Separate account liabilities	3,069	—	—	—	3,069

Total liabilities	$11,307	$811,965	$—	$—	$823,272

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Bonds classified as Level 3 are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

Preferred stock classified as Level 3 are internally valued using significant unobservable inputs.

Common stock classified as Level 3 are comprised primarily of shares in the FHLB of Des Moines, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

The following tables summarize the changes in assets classified as Level 3 for 2019 and 2018:

	Beginning Balance at January 1, 2019	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)
Bonds
RMBS	$—	$5	$—	$—	$(5)
Other	8,206	—	1,829	72	398
Preferred stock	2,997	—	—	—	(2,654)
Common stock	156,572	—	4,197	(5,874)	3,296
Separate account assets	3,824	1,264	807	(3)	(789)

Total	$171,598	$1,269	$6,833	$(5,805)	$246

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2019
Bonds
RMBS	$—	$—	$—	$—	$—
Other	—	—	—	2,772	4,075
Preferred stock	653	—	—	—	996
Common stock	4,645	6,702	90,600	1	70,543
Separate account assets	848	—	(27)	93	4,271

Total	$6,146	$6,702	$90,573	$2,866	$79,885

(a)	Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	Beginning Balance at January 1, 2018	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)
Bonds
Government	$—	$—	$—	$(3)	$3
RMBS	—	—	—	(26)	26
Other	14,619	—	5,465	108	423
Preferred stock	3,180	—	—	—	(754)
Common stock	197,751	—	270	(2,000)	3,398
Other long term	—	920	1,040	—	(310)
Derivatives	29,230	—	—	(84,445)	(29,230)
Separate account assets	51,040	1,394	249	(43,234)	(77)

Total	$295,820	$2,314	$7,024	$(129,600)	$(26,521)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2018
Bonds
Government	$—	$—	$—	$—	$—
RMBS	—	—	—	—	—
Other	—	—	—	1,479	8,206
Preferred stock	828	—	259	—	2,997
Common stock	—	216	42,400	123	156,572
Other long term	430	—	—	—	—
Derivatives	—	—	(3,869)	(80,576)	—
Separate account assets	100	—	3,490	1,660	3,824

Total	$1,358	$216	$42,280	$(77,314)	$171,598

(a)	Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

Nonrecurring fair value measurements

As indicated in Note 2, real estate held for sale is measured at the lower of carrying amount or fair value less cost to sell. As of December 31, 2019, the Company held no properties as held-for-sale, where fair value was less than its carrying value. As of December 31, 2019, the Company held one property as held-for sale, where carrying amount of $576 was equal to fair value.

Fair value was determined by utilizing an external appraisal following the sales comparison approach. The fair value measurements are classified as Level 3 as the comparable sales and adjustments for the specific attributes of these properties are not market observable inputs.

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments

Bonds and Stocks

The carrying amounts and estimated fair value of investments in bonds and stocks are as follows:

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2019
Bonds:
United States Government and agencies	$4,280,658	$775,293	$372	$5,055,579
State, municipal and other government	1,174,675	125,422	16,509	1,283,588
Hybrid securities	271,982	42,062	1,464	312,580
Industrial and miscellaneous	15,555,330	2,013,749	42,420	17,526,659
Mortgage and other asset-backed securities	4,129,822	351,694	15,727	4,465,789

Total unaffiliated bonds	25,412,467	3,308,220	76,492	28,644,195
Unaffiliated preferred stocks	111,630	6,330	8,115	109,845

	$25,524,097	$3,314,550	$84,607	$28,754,040

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Unaffiliated common stocks	$58,311	$22,545	$67	$80,789

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2018
Bonds:
United States Government and agencies	$6,578,120	$277,575	$121,838	$6,733,857
State, municipal and other government	761,458	35,634	19,456	777,636
Hybrid securities	260,707	13,182	8,417	265,472
Industrial and miscellaneous	15,824,266	731,481	383,320	16,172,427
Mortgage and other asset-backed securities	4,202,584	265,837	65,457	4,402,964

Total unaffiliated bonds	27,627,135	1,323,709	598,488	28,352,356
Unaffiliated preferred stocks	104,793	3,022	10,003	97,812

	$27,731,928	$1,326,731	$608,491	$28,450,168

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Unaffiliated common stocks	$154,552	$18,557	$1,130	$171,979

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The carrying amount and estimated fair value of bonds at December 31, 2019, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	2019
December 31:	Carrying Value	Fair Value
Due in one year or less	$715,115	$721,686
Due after one year through five years	4,446,683	4,713,256
Due after five years through ten years	5,108,090	5,808,153
Due after ten years	11,012,757	12,935,311

	21,282,645	24,178,406
Mortgage and other asset-backed securities	4,129,822	4,465,789

	$25,412,467	$28,644,195

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2019 and 2018 is as follows:

	2019
	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
United States Government and agencies	$896	$4	$10,513	$368
State, municipal and other government	37,638	10,695	96,166	5,814
Hybrid securities	18,613	1,464	—	—
Industrial and miscellaneous	349,475	31,808	398,580	10,612
Mortgage and other asset-backed securities	217,019	12,486	503,736	3,241

Total bonds	623,641	56,457	1,008,995	20,035

Preferred stocks-unaffiliated	47,696	8,025	4,511	90
Common stocks-unaffiliated	—	—	739	67

	$671,337	$64,482	$1,014,245	$20,192

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	2018
	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
United States Government and agencies	$415,707	$25,873	$3,771,379	$95,965
State, municipal and other government	84,973	6,723	192,550	12,733
Hybrid securities	13,815	2,063	114,678	6,354
Industrial and miscellaneous	1,584,834	141,445	4,936,668	241,875
Mortgage and other asset-backed securities	796,932	39,004	828,836	26,453

Total bonds	2,896,261	215,108	9,844,111	383,380

Preferred stocks-unaffiliated	23,579	6,575	38,576	3,428
Common stocks-unaffiliated	—	—	11,083	1,130

	$2,919,840	$221,683	$9,893,770	$387,938

During 2019, there were $4,294 of loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold for a period of time to recover the amortized cost basis. During 2018 and 2017, there were no loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold for a period of time to recover the amortized cost basis.

For loan-backed and structured securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield, in 2019, 2018 and 2017 the Company recognized OTTI of $5,546, $4,339 and $7,960, respectively.

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following loan-backed and structured securities were held at December 31, 2019, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
87266TAJ1	$1,299	$1,056	$243	$1,056	$869	3/31/2019
79548KXQ6	295	271	24	271	228	3/31/2019
14984WAA8	1,399	1,295	104	1,295	1,295	6/30/2019
87266TAJ1	587	484	103	484	387	6/30/2019
79548KXQ6	250	250	—	250	209	6/30/2019
41161PPQ0	19,646	18,718	928	18,718	17,362	9/30/2019
36828QQK5	2,493	2,237	256	2,237	1,754	9/30/2019
79548KXQ6	221	203	18	203	58	9/30/2019
126671ZS8	4	4	—	4	4	9/30/2019
585525ES3	491	480	11	480	424	9/30/2019
15032GAC8	2,245	2,245	—	2,245	2,245	9/30/2019
41161PPQ0	18,422	18,368	54	18,368	16,944	12/31/2019
36828QQK5	2,237	1,134	1,103	1,134	1,751	12/31/2019
52108MDN0	3,049	366	2,683	366	1,870	12/31/2019
22541SGE2	432	417	15	417	426	12/31/2019
585525ES3	428	424	4	424	381	12/31/2019

			$5,546

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2019 and 2018 is as follows:

	2019		2018
	Losses 12 Months or More	Losses Less Than 12 Months	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31:
The aggregate amount of unrealized losses	$12,486	$15,728	$39,004	$40,117
The aggregate related fair value of securities with unrealized losses	217,019	517,385	796,932	850,568

At December 31, 2019 and 2018, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 199 and 663 securities with a carrying amount of $735,818 and $3,141,523, and an unrealized loss of $64,482 and $221,683. Of this portfolio, 65.2% and 90.7% were investment grade with associated unrealized losses of $19,696 and $165,913, respectively.

At December 31, 2019 and 2018, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 245 and 1,411 securities with a carrying amount of $1,033,633 and $10,269,495 and an unrealized loss of $20,125 and $386,809. Of this portfolio, 91.1% and 89.7% were investment grade with associated unrealized losses of $11,888 and $302,186, respectively.

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

At December 31, 2019 and 2018, there were no common stocks that have been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2019 and 2018, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 7 and 13 securities with a cost of $807 and $12,212 and an unrealized loss of $67 and $1,130.

The following table provides the number of 5GI securities, aggregate book adjusted carrying value and aggregate fair value by investment type:

	Number of 5GI Securities	Book / Adjusted Carrying Value	Fair Value
December 31, 2019
Bond, amortized cost	2	$18,813	$18,169
Loan-backed and structured securities, amortized cost	3	6,719	6,719
Preferred stock, amortized cost	1	996	996

Total	6	$26,528	$25,884

December 31, 2018
Bond, amortized cost	3	$29,647	$29,725
Loan-backed and structured securities, amortized cost	1	8	8
Preferred stock, amortized cost	1	2,996	2,996

Total	5	$32,651	$32,729

The tables below present the Company’s gross and net receivable for securities and borrowed money financial statement line items that were subject to offsetting:

December 31, 2019	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Receivables for securities	$120,009	$101,474	$18,535
Liabilities:
Borrowed money	$550,303	$101,474	$448,829

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31, 2018	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Receivables for securities	$273,566	$149,607	$123,959
Liabilities:
Borrowed money	$353,860	$149,607	$204,253

During 2019 and 2018, the Company sold, redeemed or otherwise disposed of 175 and 159 securities as a result of a callable feature which generated investment income of $13,296 and $18,683 as a result of a prepayment penalty and/or acceleration fee.

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses are reflected in the following table. The amounts exclude maturities and include transfers associated with reinsurance agreements.

	Year Ended December 31
	2019	2018	2017
Proceeds	$13,048,390	$5,928,234	$18,171,710

Gross realized gains	$133,153	$86,626	$2,375,500
Gross realized losses	(37,677)	(209,899)	(151,723)

Net realized capital gains (losses)	$95,476	$(123,273)	$2,223,777

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2019, 2018 and 2017 of $30,802, $10,795 and $19,101, respectively.

At December 31, 2019 and 2018, the Company had no investments in restructured securities.

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Mortgage Loans

The credit quality of mortgage loans by type of property for the years ended December 31, 2019 and 2018 were as follows:

December 31, 2019
	Farm	Commercial	Total
AAA - AA	$10,519	$3,000,254	$3,010,773
A	31,600	1,812,978	1,844,578
BBB	6,458	217,779	224,237
BB	8,536	4,089	12,625
B	—	4,400	4,400

	$57,113	$5,039,500	$5,096,613

December 31, 2018
	Farm	Commercial	Total
AAA - AA	$219	$2,635,041	$2,635,260
A	42,814	1,745,127	1,787,941
BBB	6,690	157,753	164,443
BB	8,730	4,119	12,849
B	—	—	—

	$58,453	$4,542,040	$4,600,493

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2019, the Company issued mortgage loans with a maximum interest rate of 5.52% and a minimum interest rate of 3.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2019 at the time of origination was 82%. During 2018, the Company issued mortgage loans with a maximum interest rate of 5.57% and a minimum interest rate of 3.95% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2018 at the time of origination was 69%.

During 2019 and 2018, the Company did not reduce the interest rate on any outstanding mortgage loans.

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The age analysis of mortgage loans and identification in which the Company is a participant or co-lender in a mortgage loan agreement is as follows for December 31, 2019 and 2018.

		Commercial
	Farm	All Other	Total
December 31, 2019
Recorded Investment (All)
(a) Current	$57,113	$4,958,605	$5,015,718
(b) 30-59 Days Past Due	—	—	—
(c) 60-89 Days Past Due	—	—	—
(d) 90-179 Days Past Due	—	—	—
(e) 180+ Days Past Due	—	80,895	80,895
Accruing interest 90-179 days past due
(a) Recorded investment	—	—	—
(b) Interest accrued	—	—	—
Participant or Co-lender in Mortgage Loan Agreement
(a) Recorded Investment	$33,658	$1,483,157	$1,516,815

		Commercial
	Farm	All Other	Total
December 31, 2018
Recorded Investment (All)
(a) Current	$50,576	$4,461,023	$4,511,599
(b) 30-59 Days Past Due	—	—	—
(c) 60-89 Days Past Due	—	57,005	57,005
(d) 90-179 Days Past Due	7,875	—	7,875
(e) 180+ Days Past Due	—	24,014	24,014
Accruing interest 90-179 days past due
(a) Recorded investment	7,876	—	7,876
(b) Interest accrued	96	—	96
Participant or Co-lender in Mortgage Loan Agreement
(a) Recorded Investment	$31,524	$1,286,604	$1,318,128

At December 31, 2019 and 2018, respectively, multiple mortgage loans with a carrying value of $80,895 and $24,014 were non-income producing for the previous 180 days. There was no accrued interest related to these mortgage loans at December 31, 2019 and 2018. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property. At December 31, 2019 and 2018, there were no taxes, assessments and other amounts advanced and not included in the mortgage loan total.

At December 31, 2019 and 2018, the Company held no impaired loans with related allowance for credit losses. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2019 and 2018, respectively. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2019 and 2018, respectively, that were subject to participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loans. The average recorded investment in impaired loans during 2019 and 2018 was $0 and $49,118, respectively.

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2019	2018	2017
Balance at beginning of period	$—	$26,618	$1,421
Additions, net charged to operations	—	—	26,618
Recoveries in amounts previously charged off	—	(26,618)	(1,421)

Balance at end of period	$—	$—	$26,618

As of December 31, 2019 and 2018, the Company had no mortgage loans derecognized as a result of foreclosure.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. For the years ended December 31, 2019, 2018 and 2017, respectively, the Company recognized $0, $852 and $5,359 of interest income on impaired loans. Interest income of $0, $860 and $2,806, respectively, was recognized on a cash basis for the years ended December 31, 2019, 2018 and 2017.

At December 31, 2019 and 2018, the Company held a mortgage loan loss reserve in the AVR of $69,202 and $46,436, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2019	2018		2019	2018
Pacific	25%	28%	Apartment	47%	47%
South Atlantic	23	22	Retail	19	21
Middle Atlantic	16	16	Office	15	16
E. North Central	9	8	Industrial	15	12
W. North Central	8	8	Other	2	2
W. South Central	8	7	Agricultural	1	1
Mountain	7	6	Medical	1	1
E. South Central	3	4
New England	1	1

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

At December 31, 2019, 2018 and 2017, the Company had mortgage loans with a total net admitted asset value of $20,550, $23,144 and $83,445, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2019, 2018 and 2017 related to such restructurings. At December 31, 2019 and 2018, there were no commitments to lend additional funds to debtors owing receivables.

Real Estate

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information. Impairment losses of $5,078, $26,231 and $4,033 were taken on real estate in 2019, 2018 and 2017, respectively, to write the book value down to the current fair value, and included in net realized capital gains (losses), within the Statements of Operations, for the year ended December 31, 2019.

As of December 31, 2019, there were four properties classified as held for sale. As of December 31, 2018, there were nine properties classified as held for sale. The Company is working with an external commercial real estate advisor firm to actively market the properties and negotiate with potential buyers. During 2019, one property classified as held for sale was disposed of resulting in a net realized gain of $1,788. During 2018, six properties classified as held for sale were disposed of resulting in a net realized gain of $4,579. These gains and losses were included in net realized capital gains (losses) within the Statements of Operations.

The Company also disposed of other properties during 2019 and 2018 resulting in net realized gains of $9,047 and $26,756, respectively.

The carrying value of the Company’s real estate assets at December 31, 2019 and 2018 was as follows:

	2019	2018
Home office properties	$45,831	$52,466
Investment properties	—	18,953
Properties held for sale	5,715	43,027

	$51,546	$114,446

Accumulated depreciation on real estate at December 31, 2019 and 2018, was $47,188 and $72,083, respectively.

Other Invested Assets

During 2019, the Company recorded impairments of $5,488, $3,363, and $13,867 throughout 2019, 2018 and 2017. These impairments were primarily related to private equity funds, except for 2017, which also included an impairment for a tax credit fund. The impairments were taken because the decline in fair value of the funds were deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds were not anticipated.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

These write-downs are included in net realized capital gains (losses) within the Statements of Operations.

During 2017, the Company reassigned its ownership interest in the Prisma Spectrum Fund for an additional interest in the Zero Beta Fund in the amount of $125,036, which resulted in a realized gain of $19,443.

Tax Credits

At December 31, 2019, the Company had ownership interests in forty-six LIHTC investments with a carrying value of $58,163. The remaining years of unexpired tax credits ranged from one to twelve, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2020 to 2029 is $26,728. Tax credits recognized in 2019 were $81,690, and other tax benefits recognized in 2019 were $2,795. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2018, the Company had ownership interests in forty-seven LIHTC investments with a carrying value of $33,212. The remaining years of unexpired tax credits ranged from one to eleven, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2019 to 2029 is $55,107. Tax credits recognized during 2018 was $76,141. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The following tables provide the carrying value of transferable state tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2019 and 2018:

		December 31, 2019
Description of State Transferable and Non- transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$2,683	$5,024
Economic Redevelopment and Growth Tax Credits	NJ	5,281	20,948

Total		$7,964	$25,972

		December 31, 2018
Description of State Transferable and Non- transferable Tax Credits	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$3,880	$6,220
Economic Redevelopment and Growth Tax Credits	NJ	3,994	20,948

Total		$7,874	$27,168

*	The unused amount reflects credits that the Company deems will be realizable in the period 2019-2030.

The Company did not have any non-transferable state tax credits.

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

Derivatives

Amounts disclosed in this Derivatives section do not include derivatives utilized in the hedging of variable annuity guarantees in accordance with SSAP 108. Please see the subsequent section “Derivatives Hedging Variable Annuity Guarantees” for results associated with those derivatives.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, 2019 and 2018 was as follows:

	2019	2018
Fair value - positive	$647,378	$2,285,546
Fair value - negative	(646,157)	(934,798)

At December 31, 2019, 2018 and 2017, the Company has recorded unrealized gains (losses) of ($257,972), $858,229 and ($131,678), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. The Company did not recognize any unrealized gains or losses during 2019, 2018 and 2017 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 24 years for forecasted hedge transactions. At December 31, 2019 and 2018, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2019 and 2018, the Company has accumulated deferred gains in the amount of $2,334 and $0, respectively, related to the termination of swaps that were hedging forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2020.

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Summary of realized gains (losses) by derivative type for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
Options:
Calls	$(15,424)	$59,693	$2,473
Caps	—	—	(1,203)
Puts	—	(26,491)	(7,634)

Total options	$(15,424)	$33,202	$(6,364)

Swaps:
Interest rate	$95,162	$(299,024)	$307,519
Credit	(3,099)	(14,288)	8,209
Total return	(611,814)	(205,341)	(1,443,432)

Total swaps	$(519,751)	$(518,653)	$(1,127,704)

Futures—net positions	535,875	(310,914)	60,205
Lehman settlements	106	537	1,195

Total realized gains (losses)	$806	$(795,828)	$(1,072,668)

The average estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2019 and 2018:

	Asset(1)		Liability(1)
	2019	2018	2019		2018
Derivative component of RSATs
Credit default swaps	$56,455	$55,387	$(9,504	) $	(6,341)
Interest rate swaps	3,225	1,650	—		8,598

(1)	Asset and liability classification is based on the positive (asset) or negative (liability) book/adjusted carrying value of each derivative.

The estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2019 and 2018:

	Asset(1)		Liability(1)
	2019	2018	2019	2018
Derivative component of RSATs
Credit default swaps	$59,599	$43,455	$(11,589)	$(1,309)
Interest rate swaps	3,972	2,188	—	—

Total	$63,571	$45,643	$(11,589)	$(1,309)

(1)	Asset and liability classification is based on the positive (asset) or negative (liability) book/adjusted carrying value of each derivative.

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The net realized gains (losses) on the derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
Derivative component of RSATs
Credit default swaps	$(3,099)	$(4,476)	$8,209
Interest rate swaps	—	(8,207)	(59,357)

Total	$(3,099)	$(12,683)	$(51,148)

As stated in Note 2, the Company replicates investment grade corporate bonds, sovereign debt, or commercial mortgage backed securities by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, a payment equal to the notional amount of the contract, less any potential recoveries as determined by the underlying agreement, will be made by the Company to the counterparty to the swap.

The following tables present the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2019 and 2018:

		2019
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1
Single name credit default swaps (3)		$6,522	$441,000	1.9
Credit default swaps referencing indices		108	10,000	39.9

Subtotal		6,630	451,000	2.7

BBB	2
Single name credit default swaps (3)		41,004	1,781,035	1.8
Credit default swaps referencing indices		23,093	1,192,624	2.9

Subtotal		64,097	2,973,659	2.3

BB	3
Single name credit default swaps (3)		462	50,000	1.2

Subtotal		462	50,000	1.2

Total		$71,189	$3,474,659	2.3

(1)

The rating agency designations are based on availability and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.
(3)	Includes corporate, foreign government and state entities.

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

		2018
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1
Single name credit default swaps (3)		$5,534	$468,085	2.6
Credit default swaps referencing indices		(109)	10,000	40.9

Subtotal		5,425	478,085	3.4

BBB	2
Single name credit default swaps (3)		32,228	1,905,450	2.7
Credit default swaps referencing indices		7,806	907,000	3.3

Subtotal		40,034	2,812,450	2.9

BB	3
Single name credit default swaps (3)		2,427	145,500	2.7

Subtotal		2,427	145,500	2.7

B	4
Single name credit default swaps (3)		(2,809)	27,000	2.7

Subtotal		(2,809)	27,000	2.7

CCC and lower	5
Single name credit default swaps (3)		(312)	5,000	1.0

Subtotal		(312)	5,000	1.0

Total		$44,765	$3,468,035	2.9

(1)

The rating agency designations are based on availability and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.
(3)	Includes corporate, foreign government and state entities.

The Company may enter into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. At December 31, 2019, the maximum amounts of potential future recoveries available to offset the $3,474,659 from the table above were $0. At December 31, 2018, the maximum amounts of potential future recoveries available to offset the $3,468,035 from the table above were $0.

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

At December 31, 2019 and 2018, the Company’s outstanding derivative instruments, shown in notional or contract amounts and fair value, are summarized as follows:

	Contract or Notional Amount*		Fair Value
	2019	2018	2019	2018
Derivative assets:
Credit default swaps	$2,402,624	$2,509,467	$59,599	$52,360
Currency swaps	88,501	129,622	8,929	15,288
Equity futures	—	22	686	20,189
Equity swaps	209,341	3,706,430	55	281,457
Interest rate futures	—	38	—	20,639
Interest rate swaps	33,735	24,881,535	5,147	710,817
Options	21,196,796	23,094,442	311,739	996,427
Derivative liabilities:
Credit default swaps	1,446,000	1,318,568	(3,740)	(1,309)
Currency swaps	142,704	18,459	2,279	1,706
Equity futures	(12)	(1)	5,673	1,239
Equity swaps	4,823,034	145,269	211,606	16,890
Interest rate futures	—	(19)	—	6,999
Interest rate swaps	3,366,493	15,261,493	17,420	376,095
Options	(3,676,923)	(3,815,570)	151,696	344,808

*	Futures are presented in contract format. Swaps and options are presented in notional format.

Derivatives Hedging Variable Annuity Guarantees

The hedged obligation consists of guaranteed benefits on variable annuity contracts and resembles a long dated put option where claim payment is made whenever account value is less than a guaranteed amount, adjusted for applicable fees. Changes in interest rates impact the present value of future product cash flows (discount rate) as well as the value of investments comprising the account value to be assessed against the guarantee. Under this VM-21 compliant clearly defined hedging strategy (CDHS), interest rate risk may be hedged by a duration matched portfolio of interest sensitive derivatives such as treasury bond forwards, treasury futures, interest rate swaps, interest rate swaptions or treasury future options. The hedging strategy is unchanged from the prior reporting period, and the total return on the designated portfolio of derivatives has been highly effective in covering the interest rate risk (rho) of the hedged obligation. Hedge effectiveness is measured in accordance with the requirements outlined under SSAP 108 and entails assessment of the total return on the designated portfolio of derivatives against changes in the fair value of the hedged obligation due to interest rate movements on a cumulative basis.

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Scheduled amortization for SSAP 108 derivatives as of December 31, 2019 is as follows:

Amortization Year	Deferred Assets	Deferred Liabilities
2020	$68,503	$18,702
2021	60,234	18,702
2022	39,808	18,702
2023	39,808	18,702
2024	39,808	18,702
2025	39,808	18,702
2026	29,176	18,702
2027	22,720	18,702
2028	17,393	18,702
2029	20,155	14,028

Total	$377,413	$182,346

As discussed in Note 2 and 3, the Company elected to adopt SSAP 108 effective July 1, 2019.

The following table is a reconciliation of the total deferred balance of SSAP 108 derivatives from the date of adoption through December 31, 2019. The beginning deferred balance was the deferral under a previous permitted practice described in Note 2.

1.	Total Deferred Balance, July 1, 2019	$189,601
2.	Current Year Amortization	19,002
3.	Current Year Deferred Recognition	(24,468)

4.	Ending Deferred Balance [1-(2+3)]	$195,067

The following tables provide information regarding SSAP 108 hedging instruments:

	12/31/2019	7/1/2019
Amortized cost	$(51)	$(53)
Fair value	$74,063	$447,385

	Net Investment Income	Realized Gain (Loss)	Unrealized Gain (Loss)	Total
Derivative performance	$23,639	$495,410	$(373,324)	$145,725

SSAP 108 Adjustments
Portion of the derivative performance attributed to natural offset	—	(184,385)	14,192	(170,193)
Deferred	(23,639)	(311,025)	359,132	24,468

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Prior year fair value of hedged item	$(2,294,125)
Current year fair value of hedged item	(2,573,520)

Change in fair value attributable to interest rates	$(279,395)

Portion of the fair value change attributed to the hedged risk	$(232,394)

Restricted Assets

The following tables show the pledged or restricted assets as of December 31, 2019 and 2018, respectively:

	Gross Restricted (Admitted & Nonadmitted) 2019
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A)	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total
Collateral held under security lending agreements	$1,246,827	$—	$—	$—	$1,246,827
Subject to repurchase agreements	113,025	—	—	—	113,025
Subject to dollar repurchase agreements	550,333	—	—	—	550,333
FHLB capital stock	42,800	—	—	—	42,800
On deposit with states	43,813	—	—	—	43,813
Pledged as collateral to FHLB (including assets backing funding agreements)	1,259,059	—	—	—	1,259,059
Pledged as collateral not captured in other categories	736,696	—	—	—	736,696
Other restricted assets	1,170,136	—	—	—	1,170,136

Total restricted assets	$5,162,689	$—	$—	$—	$5,162,689

	Gross (Admitted & Nonadmitted) Restricted				Percentage
Restricted Asset Category	Total From Prior Year (2018)	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$1,842,557	$(595,730)	$—	$1,246,827	0.96%	0.96%
Subject to repurchase agreements	205,405	(92,380)	—	113,025	0.09%	0.09%
Subject to dollar repurchase agreements	371,260	179,073	—	550,333	0.42%	0.42%
FHLB capital stock	133,400	(90,600)	—	42,800	0.03%	0.03%
On deposit with states	43,908	(95)	—	43,813	0.03%	0.03%
Pledged as collateral to FHLB (including assets backing funding agreements)	4,405,503	(3,146,444)	—	1,259,059	0.97%	0.97%
Pledged as collateral not captured in other categories	687,891	48,805	—	736,696	0.56%	0.56%
Other restricted assets	1,172,934	(2,798)	—	1,170,136	0.90%	0.90%

Total restricted assets	$8,862,858	$(3,700,169)	$—	$5,162,689	3.96%	3.96%

The amounts reported as other restricted assets in the table above represent assets held in trust related to reinsurance.

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following tables show the pledged or restricted assets in other categories as of December 31, 2019 and 2018, respectively:

	Gross (Admitted & Nonadmitted) Restricted 2019
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total
Derivatives	$728,018	$—	$—	$—	$728,018
Secured funding agreements	6,357	—	—	—	6,357
AMBAC	2,321	—	—	—	2,321

Total	$736,696	$—	$—	$—	$736,696

	Gross (Admitted & Nonadmitted) Restricted			Percentage
Description of Assets	Total From Prior Year (2018)	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivatives	$638,025	$89,993	$728,018	0.56%	0.56%
Secured funding agreements	46,723	(40,366)	6,357	0.00%	0.00%
AMBAC	3,143	(822)	2,321	0.00%	0.00%

Total	$687,891	$48,805	$736,696	0.56%	0.56%

The following tables show the collateral received and reflected as assets within the financial statements as of December 31, 2019 and 2018:

2019
Collateral Assets	Carrying Value	Fair Value	Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets
Cash	$898,267	$898,267	2.02%	2.02%
Securities lending collateral assets	1,246,827	1,246,827	2.80	2.80
Other	35,199	35,199	0.08	0.08

Total collateral assets	$2,180,293	$2,180,293	4.90%	4.90%

	Amount	% of Liability to Total Liabilities
Recognized obligation to return collateral asset	$2,181,672	5.75%

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

2018
Collateral Assets	Carrying Value	Fair Value	Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets
Cash	$1,453,892	$1,453,892	3.05%	3.06%
Securities lending collateral assets	1,835,122	1,835,122	3.85	3.87
Other	5,999	5,999	0.01	0.01

Total collateral assets	$3,295,013	$3,295,013	6.91%	6.94%

	Amount	% of Liability to Total Liabilities
Recognized obligation to return collateral asset	$3,296,139	8.01%

Net Investment Income

Detail of net investment income is presented below:

	Year Ended December 31
	2019	2018	2017
Income:
Bonds	$1,185,232	$1,276,258	$1,660,465
Preferred stocks	6,230	8,251	6,160
Common stocks	143,184	100,616	214,463
Mortgage loans on real estate	226,766	204,434	245,562
Real estate	21,899	20,190	20,862
Policy loans	67,366	69,773	72,733
Cash, cash equivalents and short-term investments	59,292	39,557	24,772
Derivatives	16,562	32,673	82,507
Other invested assets	49,846	73,164	295,840

Gross investment income	1,776,377	1,824,916	2,623,364
Less: investment expenses	171,238	205,794	172,388

Net investment income before amortization of IMR	1,605,139	1,619,122	2,450,976
Amortization of IMR	39,186	48,050	65,306

Net investment income	$1,644,325	$1,667,172	$2,516,282

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Realized Capital Gains (Losses)

Net realized capital gains (losses) on investments, including OTTI, are summarized below:

		Realized
	Year Ended December 31
	2019	2018	2017
Bonds	$62,739	$(135,605)	$2,204,142
Preferred stocks	1,933	1,539	535
Common stocks	25,384	(3,690)	(1,978)
Mortgage loans on real estate	388	(25,696)	93,149
Real estate	5,756	5,104	(4,101)
Cash, cash equivalents and short-term investments	239	(51)	(202)
Derivatives	311,724	(796,365)	(1,073,863)
Variable annuity reserve hedge offset	(159,833)	—	—
Other invested assets	82,951	113,854	118,984

Change in realized capital gains (losses), before taxes	331,281	(840,910)	1,336,666
Federal income tax effect	(43,047)	4,006	(197,937)
Transfer from (to) interest maintenance reserve	(47,710)	122,772	(1,713,779)

Net realized capital gains (losses) on investments	$240,524	$(714,132)	$(575,050)

Unrealized Capital Gains (Losses)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized
	Year Ended December 31
	2019	2018	2017
Bonds	$48,719	$34,184	$65,937
Preferred stocks	(2,504)	(859)	(564)
Common stocks	5,052	1,874	1,468
Affiliated entities	447,273	157,530	398,521
Mortgage loans on real estate	—	26,618	(25,197)
Cash equivalents and short-term investments	(31)	145	6
Derivatives	(761,219)	1,093,543	(66,675)
Other invested assets	18,228	32,164	182,596

Change in unrealized capital gains (losses), before taxes	(244,482)	1,345,199	556,092
Taxes on unrealized capital gains (losses)	(82,980)	(54,824)	123,327

Change in unrealized capital gains (losses), net of tax	$(327,462)	$1,290,375	$679,419

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life premium and annuity considerations, net of reinsurance, at December 31, 2019 and 2018 were as follows:

	2019		2018
	Gross	Net of Loading	Gross	Net of Loading
Life and annuity:
Ordinary first-year business	$1,003	$168	$1,077	$173
Ordinary renewal business	278,922	256,376	94,286	84,273
Group life direct business	17,843	9,477	16,474	7,911
Credit direct business	9	9	13	13

	$297,777	$266,030	$111,850	$92,370

7. Policy and Contract Attributes

Insurance Liabilities

Policy reserves, deposit-type contracts and policy claims at December 31, 2019 and 2018 were as follows:

	Year Ended December 31
	2019	2018
Life insurance reserves	$11,472,311	$12,368,680
Annuity reserves and supplementary contracts with life contingencies	14,094,715	14,244,431
Accident and health reserves (including long term care)	670,910	681,838

Total policy reserves	$26,237,936	$27,294,949
Deposit-type contracts	591,570	967,757
Policy claims	479,226	527,901

Total policy reserves, deposit-type contracts and claim liabilities	$27,308,732	$28,790,607

Life Insurance Reserves

The aggregate policy reserves for life insurance policies are based upon the 1941, 1958, 1980, 2001 and 2017 Commissioner’s Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method or Actuarial Guideline XXXVIII. Effective July 1, 2017, term insurance issued follows Valuation Manual section 20 (VM-20) reserve requirements.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula.

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Effective July 1, 2017, for substandard term insurance policies, per VM-20 requirements, the substandard rating is applied to the reserve mortality. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

As of December 31, 2019 and 2018, the Company had insurance in force aggregating $59,712,049 and $78,179,488, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the IID. The Company established policy reserves of $1,608,260 and $1,667,131 to cover these deficiencies as of December 31, 2019 and 2018, respectively.

Participating life insurance policies were issued by the Company in prior years which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted less than 0.05% of ordinary life insurance in force at December 31, 2019 and 2018.

Annuity Reserves and Supplementary Contracts Involving Life Contingencies

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest.

Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.25 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include GICs and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications of Insurance or Managed Care Contracts. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with VM-21. VM-21 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The VM-21 reserve calculation covers all variable annuity products. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of VM-21 is equal to the stochastic reserves plus the additional standard projection amount.

61

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Both the stochastic reserves and the standard projection are determined as the conditional tail expectation (CTE)-70 of the scenario reserves. To determine the CTE-70 values, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) and Society of Actuaries. The stochastic reserves uses prudent estimate assumptions based on Company experience, while the standard projection uses the assumptions prescribed in VM-21 for determining the additional standard projection amount.

Accident and Health Liabilities

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

At December 31, 2019 and 2018, the Company had no premium deficiency reserve related to accident and health policies.

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

62

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2019
2019	$—	$276,850	$201,741	$75,109
2018 and prior	135,241	2,690	86,381	51,550

	135,241	$279,540	$288,122	126,659

Active life reserve	$632,180			$623,147

Total accident and health reserves	$767,421			$749,806

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2018
2018	$—	$308,983	$225,500	$83,483
2017 and prior	157,201	(21,859)	83,584	51,758

	157,201	$287,124	$309,084	135,241

Active life reserve	$657,543			$632,180

Total accident and health reserves	$814,744			$767,421

The change in the Company’s unpaid claims reserve was $2,690 and ($21,859) for the years ended December 31, 2019 and 2018, respectively, for health claims that were incurred prior to those balance sheets dates. The change in 2019 was in normal range. The change in 2018 resulted primarily from variances in the estimated frequency of claims and claim severity.

Activity in the liability for unpaid claims adjustment expense is summarized as follows:

	Liability Beginning of Year	Incurred	Paid	Liability End of Year
Year ended December 31, 2019
2019	$—	$17,934	$17,219	$715
2018 and prior	3,091	(1,017)	1,584	490

	$3,091	$16,917	$18,803	$1,205

Year ended December 31, 2018
2018	$—	$16,859	$14,951	$1,908
2017 and prior	3,279	(325)	1,771	1,183

	$ 3,279	$16,534	$ 16,722	$ 3,091

63

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2019.

Deposit-type Contracts

Tabular interest on funds not involving life contingencies has been determined primarily by formula.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity, deposit fund and life products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on annuity and deposit fund products, by withdrawal characteristics, is summarized as follows:

	December 31 2019
Individual Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$541,753	$561	$—	$542,314	1%
At book value less surrender charge of 5% or more	907,255	—	—	907,255	1
At fair value	3,842	—	49,151,231	49,155,073	80

Total with adjustment or at fair value	1,452,850	561	49,151,231	50,604,642	82
At book value without adjustment (minimal or no charge or adjustment)	7,800,086	—	—	7,800,086	13
Not subject to discretionary withdrawal provision	2,498,084	—	264,646	2,762,730	5

Total individual annuity reserves	11,751,020	561	49,415,877	61,167,458	100%

Less reinsurance ceded	2,833,026	—	—	2,833,026

Net individual annuities reserves	$8,917,994	$561	$49,415,877	$58,334,432

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	8	—	—	8

64

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	December 31 2019
Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$1,107,433	$18,568	$—	$1,126,001	3%
At book value less surrender charge of 5% or more	235	—	—	235	—
At fair value	—	—	29,101,801	29,101,801	84

Total with adjustment or at fair value	1,107,668	18,568	29,101,801	30,228,037	87
At book value without adjustment (minimal or no charge or adjustment)	2,475,633	—	—	2,475,633	7
Not subject to discretionary withdrawal provision	2,189,501	—	38,174	2,227,675	6

Total group annuities reserves	5,772,802	18,568	29,139,975	34,931,345	100%

Less reinsurance ceded	377,165	—	—	377,165

Net group annuities reserves	$5,395,637	$18,568	$29,139,975	$34,554,180

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	—	—	—	—

	December 31 2019
Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$4,789	$—	$—	$4,789	1%
At book value less surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	4,789	—	—	4,789	1
At book value without adjustment (minimal or no charge or adjustment)	775	—	—	775	—
Not subject to discretionary withdrawal provision	375,756	48,782	9,686	434,224	99

Total deposit-type contracts	381,320	48,782	9,686	439,788	100%

Less reinsurance ceded	8,666	—	—	8,666

Net deposit-type contracts	$372,654	$48,782	$9,686	$431,122

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	—	—	—	—

65

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Reconcililation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$13,457,795
Exhibit 5, Supp contracts with life contingencies section, total (net)	636,920
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	591,570

Subtotal	14,686,285
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	78,311,341
Exhibit 3, Supp contracts with life contingencies section, total	263,640
Other contract deposit funds	58,468

Subtotal	78,633,449

Combined total	$93,319,734

	December 31 2018
Individual Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$528,969	$1,279	$—	$530,248	1%
At book value less surrender charge of 5% or more	501,977	—	—	501,977	1
At fair value	97,877	—	44,202,566	44,300,443	77

Total with adjustment or at fair value	1,128,823	1,279	44,202,566	45,332,668	79
At book value without adjustment (minimal or no charge or adjustment)	8,701,240	—	—	8,701,240	15
Not subject to discretionary withdrawal provision	3,209,969	—	214,506	3,424,475	6

Total individual annuity reserves	13,040,032	1,279	44,417,072	57,458,383	100%

Less reinsurance ceded	2,819,439	—	—	2,819,439

Net individual annuity reserves	$10,220,593	$1,279	$44,417,072	$54,638,944

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	—	—	—	—

66

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	December 31 2018
Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$653,206	$25,742	$—	$678,948	2%
At book value less surrender charge of 5% or more	127	—	—	127	—
At fair value	—	—	25,390,084	25,390,084	82

Total with adjustment or at fair value	653,333	25,742	25,390,084	26,069,159	84
At book value without adjustment (minimal or no charge or adjustment)	2,543,431	—	—	2,543,431	8
Not subject to discretionary withdrawal provision	2,273,676	—	31,585	2,305,261	8

Total group annuity reserves	5,470,440	25,742	25,421,669	30,917,851	100%

Less reinsurance ceded	398,265	—	—	398,265

Net group annuity reserves	$5,072,175	$25,742	$25,421,669	$30,519,586

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	—	—	—	—

	December 31 2018
Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$4,718	$—	$—	$4,718	1%
At book value less surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	4,718	—	—	4,718	1
At book value without adjustment (minimal or no charge or adjustment)	761	—	—	761	—
Not subject to discretionary withdrawal provision	731,816	38,792	8,286	778,894	99

Total deposit-type contracts	737,295	38,792	8,286	784,373	100%

Less reinsurance ceded	8,174	—	—	8,174

Net deposit-type contracts	$729,121	$38,792	$8,286	$776,199

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	—	—	—	—

67

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Amount
Reconcililation to the Annual Statement:
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$14,401,938
Exhibit 5, Supp contracts with life contingencies section, total (net)	652,194
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	967,757

Subtotal	16,021,889
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	69,652,375
Exhibit 3, Supp contracts with life contingencies section, total	213,387
Other contract deposit funds	47,078

Subtotal	69,912,840

Combined total	$85,934,729

The amount of reserves on life products, by withdrawal characteristics, is summarized as follows:

	December 31 2019
	General Account			Separate Account—Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$127,240	$174,114	$294,514	$—	$—	$—
Universal life	8,928,502	8,652,284	12,290,308	—	—	—
Universal life with secondary guarantees	3,583,462	3,496,533	8,994,292	—	—	—
Indexed universal life with secondary guarantees	138,016	98,875	127,312	—	—	—
Other permanent cash value life insurance	272,553	1,009,143	1,542,059	—	—	—
Variable universal life	42,258	41,415	924,560	4,151,215	4,149,688	5,473,280
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	—	—	7,946,544	—	—	—
Accidental death benefits	—	—	36,530	—	—	—
Disability- active lives	—	—	31,521	—	—	—
Disability- disabled lives	—	—	55,431	—	—	—
Miscellaneous reserves	—	—	2,244,758	—	—	—

Total (gross)	13,092,031	13,472,364	34,487,829	4,151,215	4,149,688	5,473,280
Reinsurance ceded	4,155,647	4,155,691	23,015,518	—	—	—

Total (net)	$8,936,384	$9,316,673	$11,472,311	$4,151,215	$4,149,688	$5,473,280

Reconcililation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$10,549,729
Exhibit 5, Accidental death benefits section total (net)	8,050
Exhibit 5, Disability—active lives section, total (net)	7,441
Exhibit 5, Disability—disabled lives section, total (net)	38,391
Exhibit 5, Miscellaneous reserves section, total (net)	868,700

Subtotal	11,472,311
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	5,473,280

Subtotal	5,473,280

Combined total	$16,945,591

68

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	December 31 2018
	General Account			Separate Account—Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$119,933	$164,337	$278,907	$—	$—	$—
Universal life	8,754,568	8,450,724	12,226,647	—	—	—
Universal life with secondary guarantees	3,675,642	3,595,227	8,938,774	—	—	—
Indexed universal life with secondary guarantees	128,144	83,151	117,301	—	—	—
Other permanent cash value life insurance	262,629	1,033,222	1,574,909	—	—	—
Variable universal life	46,724	45,526	983,103	3,882,674	3,880,143	5,068,091
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	—	—	7,708,101	—	—	—
Accidental death benefits	—	—	37,849	—	—	—
Disability- active lives	—	—	32,726	—	—	—
Disability- disabled lives	—	—	57,672	—	—	—
Miscellaneous reserves	—	—	2,139,264	—	—	—

Total (gross)	12,987,640	13,372,187	34,095,253	3,882,674	3,880,143	5,068,091
Reinsurance ceded	4,106,880	4,106,881	22,536,273	—	—	—

Total (net)	$8,880,760	$9,265,306	$11,558,980	$3,882,674	$3,880,143	$5,068,091

Reconcililation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$10,812,154
Exhibit 5, Accidental death benefits section total (net)	7,954
Exhibit 5, Disability—active lives section, total (net)	8,226
Exhibit 5, Disability—disabled lives section, total (net)	40,261
Exhibit 5, Miscellaneous reserves section, total (net)	1,500,085

Subtotal	12,368,680
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	5,068,091

Subtotal	5,068,091

Combined total	$17,436,771

Separate Accounts

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

69

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2019, 2018 and 2017 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2019	$—	$—	$11,868	$8,778,459	$8,790,327

Reserves for separate accounts as of December 31, 2019 with assets at:
Fair value	$—	$49,425	$18,485	$83,386,230	$83,454,140
Amortized cost	—	652,587	—	—	652,587

Total as of December 31, 2019	$—	$702,012	$18,485	$83,386,230	$84,106,727

Reserves for separate accounts by withdrawal characteristics as of
December 31, 2019:
With fair value adjustment	$—	$19,128	$—	$—	$19,128
At fair value	—	—	—	83,073,724	83,073,724
At book value without fair value adjustment and with current surrender charge of less than 5%	—	652,587	—	—	652,587

Subtotal	—	671,715	—	83,073,724	83,745,439
Not subject to discretionary withdrawal	—	30,297	18,485	312,506	361,288

Total separate account reserve liabilities at December 31, 2019	$—	$702,012	$18,485	$83,386,230	$84,106,727

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2018	$—	$—	$11,732	$8,859,114	$8,870,846

Reserves for separate accounts as of December 31, 2018 with assets at:
Fair value	$—	$51,005	$14,808	$74,268,245	$74,334,058
Amortized cost	—	646,872	—	—	646,872

Total as of December 31, 2018	$—	$697,877	$14,808	$74,268,245	$74,980,930

By withdrawal characteristics:
Reserves for separate accounts by withdrawal characteristics as of
December 31, 2018:
With fair value adjustment	$—	$27,021	$—	$—	$27,021
At fair value	—	—	—	74,013,868	74,013,868
At book value without fair value adjustment and with current surrender charge of less than 5%	—	646,872	—	—	646,872

Subtotal	—	673,893	—	74,013,868	74,687,761
Not subject to discretionary withdrawal	—	23,984	14,808	254,377	293,169

Total separate account reserve liabilities at December 31, 2018	$—	$697,877	$14,808	$74,268,245	$74,980,930

70

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2017	$—	$80	$10,782	$8,536,011	$8,546,873

Reserves for separate accounts as of December 31, 2017 with assets at:
Fair value	$—	$57,965	$19,569	$83,794,485	$83,872,019
Amortized cost	—	633,003	—	—	633,003

Total as of December 31, 2017	$—	$690,968	$19,569	$83,794,485	$84,505,022

Reserves for separate accounts by withdrawal characteristics as of December 31, 2017:
With fair value adjustment	$—	$32,619$	—	$—	$32,619
At fair value	—	—	—	83,719,277	83,719,277
At book value without fair value adjustment and with current surrender charge of less than 5%	—	633,003	—	—	633,003

Subtotal	—	665,622	—	83,719,277	84,384,899
Not subject to discretionary withdrawal	—	25,346	19,569	75,208	120,123

Total separate account reserve liabilities at December 31, 2017	$—	$690,968	$19,569	$83,794,485	$84,505,022

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2019	2018	2017
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$9,249,559	$9,208,119	$8,751,721
Transfers from separate accounts	(12,987,554)	(13,130,804)	(11,815,503)

Net transfers from separate accounts	(3,737,995)	(3,922,685)	(3,063,782)
Miscellaneous reconciling adjustments	(130,622)	(152,560)	444,099

Net transfers as reported in the summary of operations of the life, accident and health annual statement	$(3,868,617)	$(4,075,245)	$(2,619,683)

71

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2019 and 2018, the Company’s separate account statement included legally insulated assets of $85,698,798 and $76,754,148, respectively. The assets legally insulated from general account claims at December 31, 2019 and 2018 are attributed to the following products:

	2019	2018
Group annuities	$27,466,046	$23,941,313
Variable annuities	52,062,801	46,955,172
Fixed universal life	684,149	695,569
Variable universal life	4,124,798	3,737,005
Variable life	1,338,413	1,409,360
Modified separate accounts	9,646	4,813
Registered market value annuity product—SPL	12,945	10,916

Total separate account assets	$85,698,798	$76,754,148

At December 31, 2019 and 2018, the Company held separate account assets not legally insulated from the general account in the amount of $21,891 and $29,244, respectively, related to variable annuity products.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account paid risk charges of $542,322, $538,628, $525,773, $504,689, and $456,558, to the general account in 2019, 2018, 2017, 2016, and 2015, respectively. During the years ended December 31, 2019, 2018, 2017, 2016, and 2015 the general account of the Company had paid $73,992, $68,367, $69,207, $103,800, and $250,471 respectively, toward separate account guarantees.

At December 31, 2019 and 2018, the Company reported guaranteed separate account assets at amortized cost in the amount of $653,181 and $643,109, respectively, based upon the prescribed practice granted by the State of Iowa as described in Note 2. These assets had a fair value of $719,048 and $679,964 at December 31, 2019 and 2018, respectively, which would have resulted in an unrealized gain of $65,867 and $36,855, respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

8. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

72

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2019	2018	2017
Direct premiums	$14,573,402	$13,848,720	$13,209,093
Reinsurance assumed—non affiliates	1,225,065	1,268,615	1,351,628
Reinsurance assumed—affiliates	106,627	125,367	325,332
Reinsurance ceded—non affiliates	(2,436,179)	(3,044,184)	(15,104,247)
Reinsurance ceded—affiliates	(1,322,809)	(1,385,000)	(3,295,974)

Net premiums earned	$12,146,106	$10,813,518	$(3,514,168)

The Company received reinsurance recoveries in the amount of $3,943,015, $3,729,097 and $3,736,461, during 2019, 2018 and 2017, respectively. At December 31, 2019 and 2018, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $1,146,686 and $1,061,987. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2019 and 2018 of $42,515,411 and $42,224,573, respectively, of which $21,356,465 and $20,685,636 were ceded to affiliates.

During 2019, 2018 and 2017, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $219,496 ($142,972 after tax), $514,911 ($335,855 after tax) and $90,556 ($62,716 after tax), respectively.

During 2019, 2018 and 2017, the Company obtained letters of credit of $26,675, $56,994 and $55,017, respectively, for the benefit of affiliated and nonaffiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

Effective January 1, 2019, the Company recaptured term insurance business of a reinsurance treaty with an affiliate, LIICA Re II, Inc. The universal life with secondary guarantees remained reinsured under the treaty. The Company received cash of $15,079, recaptured $67,590 in policyholder reserves, $371 of claim reserves, and net due, deferred and advance premiums of $2,279. The transaction resulted in a pre-tax loss of $50,603, which has been included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to LIICA Re II in the amount of $13,826 with a corresponding charge to unassigned surplus.

In January 2018, Scottish Re Group (SRUS) announced a sale and restructuring plan and commenced Chapter 11 (reorganization) procedures for some of its subsidiaries. In December 2018, the Delaware Department of Insurance began oversight procedures of Scottish Re (U.S.), Inc. (SRUS), with whom the Company is a counterparty for some of its reinsurance activities. SRUS was ordered into receivership for the purposes of rehabilitation on March 6, 2019. The IID suspended the certificate of authority for SRUS on May 16, 2019. The IID has continued to allow reinsurance credit for contracts in force as of May 16, 2019. At December 31, 2019, the Company’s reserves ceded to Scottish Re Group were $102,181. The receiver currently has committed to the court it will provide a rehabilitation plan or a recommendation to move to liquidation in 2020.

73

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Effective October 1, 2018, the Company recaptured credit insurance business from an affiliate, Ironwood Re Corp. The Company released $1,812 in funds withheld liability, recaptured $2,430 of policyholder reserves and $426 of claim reserves. The transaction resulted in a pre-tax loss of $1,044 which has been included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to Ironwood in the amount of $1,262 ($821 after-tax) with a corresponding charge to unassigned surplus.

Effective October 1, 2018, an affiliate, Transamerica Premier Life Insurance Company (TPLIC) recaptured group health insurance business from the Company. The Company paid consideration of $33,799 and released $13,767 of policyholder reserves, $980 of unearned premium reserve and $7,366 of claim reserves. The transaction resulted in a pre-tax loss of $11,686 which has been included in the Statements of Operations.

Effective July 1, 2018, the Company recaptured term insurance business from an affiliate, Stonebridge Reinsurance Company. The Company received cash of $137,447, recaptured $680,477 in policyholder reserves, $28,815 in claim reserves, net due premiums and commissions of $11,764 and $10,560 in interest maintenance reserve liability. The transaction resulted in a pre-tax loss of $570,641 which was included in the Statements of Operations. In addition, as a result of this transaction, amounts previously deferred to surplus under SSAP No. 61R, were released resulting in an increase to earnings, net of tax, of $184,144.

Effective July 1, 2018, the Company entered into a reinsurance agreement to cede an in force block of term insurance business to SCOR Global Life Americas. The Company paid consideration of $260,000, ceded $674,799 in policyholder reserves, $27,884 in claim reserves, $8,289 in due premium (net of commissions), and $13,229 in interest maintenance reserves liability. The transaction resulted in a pre-tax gain of $447,623 which will be identified separately on the insurer’s statutory financial statement as a surplus item. Recognition of the surplus increase as income shall be reflected on a net of tax basis as earnings emerge from the business reinsured.

Effective June 29, 2018, the Company and Wilton Re U. S. Holdings, Inc. (Wilton Re) entered into an agreement as to the “Final Net Settlement Statements and Other Matters” (NSS) associated with the reinsurance agreement between the two companies that was effective April 1, 2017. This agreement related to the reinsurance of the payout annuity and BOLI/COLI business to Wilton Re. As a result of the mutual concessions between the parties, Wilton Re will pay the Company $47,221. In addition, the Company released a reinsurance receivable in the amount of $3,234 related to the initial proposed final NSS that was used for closing. The net pretax impact to Capital and Surplus of these adjustments was $43,986.

Effective June 29, 2018, the Company and Wilton Re agreed to Amendment No. 1 to the Reinsurance Agreement dated June 28, 2017. This amendment converted risks that were ceded on a modified coinsurance basis to a coinsurance basis by reducing the amount of reinsurance ceded in the NSS and reducing the modco reserves ceded. At the close of the original transaction,

74

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

the Company offset the reserve ceded related to a modified separate account contract. Within the amendment to the Master Transaction Agreement, the Company agrees to pay Wilton Re an amount in cash equal to $95,386, which will be offset in full against an equivalent balance of other amounts due and payable to the Company, such that no cash or other assets shall be required to be transferred by the Parties.

Effective December 1, 2017, the Company entered into an agreement with TPLIC, an affiliate, to convert the modified coinsurance agreement to coinsurance and funds withheld. As a result, TLIC transferred cash and invested assets to TPLIC. Assets that were not able to be transferred were retained in a FWH portfolio by TLIC until they mature, are sold or can be transferred. The Company transferred cash and invested assets with a market value of $6,487,360 to TPLIC. The reserves of $4,543,045 and claim reserves of $199,940 net of due and advance premium of $5,815 previously held on a modco basis were transferred to TPLIC. As a result of the transaction $18,642 existing IMR and $1,125,506 newly created IMR ($1,731,547 pre-tax gains) was released and transferred to TPLIC. The transaction results in a pre-tax loss of $606,042 which has been included in the Statements of Operations. Realized gains on the sale of assets supporting the business resulted in gains that offset the impact of the pre-tax loss related to the transaction. The Company ceded modified coinsurance reserves of $4,536,010 as of December 31, 2016 for certain stand-alone long-term care policies under the indemnity reinsurance agreement with TPLIC.

Effective October 1, 2017, the Company recaptured credit life business from an affiliate, Southwest Equity Life Insurance Company. Subsequently, the mortgage life and disability insurance business was recaptured from the Company by TPLIC.

Effective October 1, 2017, the Company recaptured term insurance business from an affiliate, Transamerica International Reinsurance (Bermuda) Ltd. The Company received cash of $346,458, recaptured $1,260,767 in policyholder reserves, $35,798 claim reserves, $3,502 commissions payable and $26,595 due premium. The transaction results in a pre-tax loss of $927,014 which has been included in the Statements of Operations. The Company subsequently entered into an agreement with SCOR Global Life Americas to assume business related to this recapture at the same consideration. The gain related to this reinsurance agreement was deferred to surplus. The combination of the transaction results in no impact to the surplus of the Company.

Effective October 1, 2017, the Company recaptured term insurance business from an affiliate, LIICA Re I. The Company received cash of $113,953, recaptured $724,596 in policyholder reserves, $19,768 claim reserves and $11,124 in interest maintenance reserve liability. The transaction results in a pre-tax loss of $641,535 which has been included in the Statements of Operations. The Company subsequently entered into an agreement with SCOR Global Life Americas to assume business related to this recapture.

Effective October 1, 2017, the Company recaptured certain term insurance business from an affiliate, Transamerica Pacific Insurance Company (TPIC). The Company received cash of $1,902 and recaptured $17,310 in policyholder reserves, $2,897 claim reserves and $325 due premium (net of commission). The transaction results in a pre-tax loss of $17,980 which has been included in the Statements of Operations. The Company subsequently entered into an agreement with SCOR Global Life Americas to assume business related to this recapture.

75

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Effective October 1, 2017, the Company novated the reinsurance agreement between TPIC and Transamerica International Re (Bermuda) Ltd. No cash or invested asset or net reserves were transferred as a result of this novation. The transaction results in no pre-tax gain or loss.

Subsequently effective October 1, 2017, the Company entered into a reinsurance agreement to cede an in force block of term insurance business to SCOR Global Life Americas. The Company accrued to a funds withheld payable of $314,000 ceding $737,678 in policyholder reserves, $21,886 claim reserves, $10,958 due premium (net of commissions), offset by a reinsurance recoverable of $6,000 receivable and $11,124 in interest maintenance reserves liability. The transaction results in a pre-tax gain of $451,730 which has been identified separately on the insurer’s statutory financial statement as a surplus item and recognition of the surplus increase as income shall be reflected on a net of tax basis as earnings emerge from the business reinsured. The funds withheld balance was paid to SCOR Global Life Americas on December 29, 2017.

On June 28, 2017, Transamerica completed a transaction to reinsure its payout annuity business and Bank Owned Life Insurance/Corporate Owned Life Insurance business (BOLI/COLI). Under the terms of the Master Agreement, the Company entered into a 100% coinsurance (general account liabilities)/100% modified coinsurance (separate account liabilities) reinsurance agreement with Wilton Reassurance Company, with an effective date of April 1, 2017. The Company transferred assets in the amount of $8,312,263, which included a negative ceding commission of $112,183, and released policy and deposit-type reserves of $7,186,330 and reinsurance deposit, policy loans and other balances related to the business of $191,144. Modified coinsurance separate account reserves of $3,695,331 were retained by the Company. As a part of the transaction, the Company realized $972,360 in net gains on the assets that were transferred of which $627,872 were deferred to IMR. The IMR liability simultaneously was released along with historical deferrals associated with the blocks of business in the amount of $921,322, resulting in a pretax loss of $51,266, which has been included in the Statements of Operations.

Effective January 1, 2017, three affiliated reinsurance treaties with TLB were amended to include the cession of all business with secondary guarantee universal life (SGUL) issued or novated by the Company. The Company increased cessions from 80 to 100% coinsurance and increased the expense allowance by fifteen basis points of account value on all business ceded based on the end of the period account value. As consideration for the cessions, the Company received cash and invested assets of $206,742, equal to the additional U.S. statutory reserves, resulting in no gain or loss on the transaction.

76

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

9. Income Taxes

The net deferred income tax asset at December 31, 2019 and 2018 and the change from the prior year are comprised of the following components:

	December 31, 2019
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,422,652	$101,290	$1,523,942
Statutory Valuation Allowance Adjustment	13,747	—	13,747

Adjusted Gross Deferred Tax Assets	1,408,905	101,290	1,510,195
Deferred Tax Assets Nonadmitted	—	—	—

Subtotal (Net Deferred Tax Assets)	1,408,905	101,290	1,510,195
Deferred Tax Liabilities	843,226	191,611	1,034,837

Net Admitted Deferred Tax Assets	$565,679	$(90,321)	$475,358

	December 31, 2018
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,618,151	$132,884	$1,751,035
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	1,618,151	132,884	1,751,035
Deferred Tax Assets Nonadmitted	96,652	—	96,652

Subtotal (Net Deferred Tax Assets)	1,521,499	132,884	1,654,383
Deferred Tax Liabilities	816,662	210,082	1,026,744

Net Admitted Deferred Tax Assets	$704,837	$(77,198)	$627,639

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$(195,499)	$(31,594)	$(227,093)
Statutory Valuation Allowance Adjustment	13,747	—	13,747

Adjusted Gross Deferred Tax Assets	(209,246)	(31,594)	(240,840)
Deferred Tax Assets Nonadmitted	(96,652)	—	(96,652)

Subtotal (Net Deferred Tax Assets)	(112,594)	(31,594)	(144,188)
Deferred Tax Liabilities	26,564	(18,471)	8,093

Net Admitted Deferred Tax Assets	$(139,158)	$(13,123)	$(152,281)

77

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2019	2018	Change
Deferred Tax Assets:
Ordinary
Policyholder reserves	$486,010	$601,605	$(115,595)
Investments	328,516	295,047	33,469
Deferred acquisition costs	255,732	225,485	30,247
Policyholder dividends accrual	1,914	1,232	682
Fixed assets	4,933	17,844	(12,911)
Compensation and benefits accrual	19,346	21,148	(1,802)
Receivables—nonadmitted	11,594	13,038	(1,444)
Tax credit carry-forward	259,638	349,547	(89,909)
Other (including items <5% of total ordinary tax assets)	54,969	93,205	(38,236)

Subtotal	1,422,652	1,618,151	(195,499)
Statutory valuation allowance adjustment	13,747	—	13,747
Nonadmitted	—	96,652	(96,652)

Admitted ordinary deferred tax assets	1,408,905	1,521,499	(112,594)
Capital:
Investments	101,290	132,884	(31,594)

Subtotal	101,290	132,884	(31,594)
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	—	—	—

Admitted capital deferred tax assets	101,290	132,884	(31,594)

Admitted deferred tax assets	$1,510,195	$1,654,383	$(144,188)

	Year Ended December 31
	2019	2018	Change
Deferred Tax Liabilities:
Ordinary
Investments	$657,801	$602,167	$55,634
Policyholder reserves	185,248	177,087	8,161
Other (including items <5% of total ordinary tax liabilities)	177	37,408	(37,231)
Subtotal	843,226	816,662	26,564

Capital
Investments	191,611	210,082	(18,471)

Subtotal	191,611	210,082	(18,471)

Deferred tax liabilities	1,034,837	1,026,744	8,093

Net deferred tax assets/liabilities	$475,358	$627,639	$(152,281)

As a result of the 2017 Tax Cuts and Jobs Act (TCJA), the Company’s tax reserve deductible temporary difference increased by $49,757. This change results in an offsetting ($49,757) taxable temporary difference that will be amortized into taxable income evenly over the eight years subsequent to 2017. The remaining amortizable balance is included within the Policyholder Reserves line items above.

78

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

At December 31, 2019, the Company recorded a tax valuation allowance of $13,747 for deferred tax assets related to its foreign tax credit carryover. Due to the TCJA reduction in the U.S. Federal tax rate, Management no longer believes it is more likely than not that the Company will realize the benefit of its foreign tax credit carryover. The ultimate realization of this deferred tax asset depends on generation of sufficient future foreign source taxable income before the foreign tax credit carryover expires in 2027. Management considers the projected foreign source taxable income, credit expirations and tax planning strategies in making the assessment.

As discussed in Note 2, for the years ended December 31, 2019 and 2018 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

			December 31, 2019
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	557,252	31,779	589,031
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	557,252	31,779	589,031
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	907,922
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	851,653	69,511	921,164

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$1,408,905	$101,290	$1,510,195

79

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

		December 31, 2018
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	596,212	34,054	630,266
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	596,212	34,054	630,266
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	847,469
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	925,287	98,830	1,024,117

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$1,521,499	$132,884	$1,654,383

		Change
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	(38,960)	(2,275)	(41,235)
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	(38,960)	(2,275)	(41,235)
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	60,453
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	(73,634)	(29,319)	(102,953)

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$(112,594)	$(31,594)	$(144,188)

	December 31
	2019	2018	Change
Ratio Percentage Used To Determine Recovery Period and Threshold Limitation Amount	848%	818%	30%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold Limitation in 2(b)2 Above	$6,052,812	$5,649,795	$403,017

80

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The impact of tax planning strategies at December 31, 2019 and 2018 was as follows:

	December 31, 2019
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	1%	0%	1%

	December 31, 2018
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	2%	24%	4%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2019	2018	Change
Current Income Tax
Federal	$(77,933)	$(63,062)	$(14,871)
Foreign	—	—	—

Subtotal	(77,933)	(63,062)	(14,871)
Federal income tax on net capital gains	43,047	(4,006)	47,053

Federal and foreign income taxes incurred	$(34,886)	$(67,068)	$32,182

	Year Ended December 31
	2018	2017	Change
Current Income Tax
Federal	$(63,062)	$(1,035,137)	$972,075
Foreign	—	31	(31)

Subtotal	(63,062)	(1,035,106)	972,044
Federal income tax on net capital gains	(4,006)	197,937	(201,943)

Federal and foreign income taxes incurred	$(67,068)	$(837,169)	$770,101

81

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows:

	Year Ended December 31
	2019	2018	2017
Current income taxes incurred	$(34,886)	$(67,068)	$(837,169)
Change in deferred income taxes (without tax on unrealized gains and losses)	164,812	(164,466)	956,486

Total income tax reported	$129,926	$(231,534)	$119,317

Income before taxes	$3,306,846	$(1,613,658)	$1,674,439
	21.00%	21.00%	35.00%

Expected income tax expense (benefit) at statutory rate	$694,438	$(338,868)	$586,054
Increase (decrease) in actual tax reported resulting from:
Pre-tax income of disregarded subsidiaries	$22,600	$13,405	$343,013
Dividends received deduction	(58,418)	(51,477)	(233,578)
Tax-exempt income	(9,681)	(2,455)	(3,063)
Nondeductible expenses	5,058	5,176	64,514
Pre-tax items reported net of tax	(39,457)	(9,892)	(712,769)
Tax credits	(29,037)	(52,239)	(54,076)
Prior period tax return adjustment	10,746	10,586	(5,969)
Change in statutory valuation allowance	13,747	(2,432)	(11,576)
Change in tax rates	—	—	18,760
Change in uncertain tax positions	(241)	3,104	3,668
Deferred tax change on other items in surplus	(480,743)	207,024	140,162
Other	914	(13,466)	(15,823)

Total income tax reported	$129,926	$(231,534)	$119,317

On December 22, 2017, the TCJA reduced the federal tax rate to 21%. As a result, the Company reduced its net deferred tax asset balance by $18,760, excluding $42,500 of net deferred tax asset reduction on unrealized gains (losses) in the 2017 financial statements.

The effects of the U.S. tax reform were reflected in the 2017 financial statements as determined or as reasonably estimated provisional amounts based on available information subject to interpretation in accordance with the SEC’s Staff Accounting Bulletin No. 118 (SAB 118), as adopted by NAIC SAPWG INT 18-01. SAB 118 provides guidance on accounting for the effects of U.S. tax reform where the Company’s determinations are incomplete but the Company can determine a reasonable estimate. The TCJA related disclosures and figures in the 2018 financials represent final impacts with no estimated figures remaining.

The Company’s federal income tax return is consolidated with other included affiliated companies. Please see the listing of companies in Appendix A. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated

82

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not been filed for 2019.

The amounts, origination dates and expiration dates of operating loss and tax credit carryforwards available for tax purposes:

Description	Amounts	Origination Dates	Expiration Dates
Foreign Tax Credit	$13,747	12/31/2017	12/31/2027

Foreign Tax Credit Total	$13,747

General Business Credit	$29,094	12/31/2009	12/31/2029
General Business Credit	51,443	12/31/2010	12/31/2030
General Business Credit	46,730	12/31/2011	12/31/2031
General Business Credit	30,962	12/31/2012	12/31/2032
General Business Credit	24,765	12/31/2013	12/31/2033
General Business Credit	20,930	12/31/2014	12/31/2034
General Business Credit	18,131	12/31/2015	12/31/2035
General Business Credit	2,935	12/31/2016	12/31/2036
General Business Credit	5,189	12/31/2017	12/31/2037
General Business Credit	5,280	12/31/2018	12/31/2038
General Business Credit	10,431	12/31/2019	12/31/2039

General Business Credit Total	$245,890

Gross AMT Credit Recognized as:

(1) Gross AMT credit recognized as:
a. Current year recoverable	$14,515
b. Deferred tax asset (DTA)	—
(2) Beginning balance of AMT credit carryforward	14,515
(3) Amounts recovered	14,515
(4) Adjustments	—

(5) Ending balance of AMT credit carryforward (5=2-3-4)	—
(6) Reduction for sequestration	—
(7) Nonadmitted by reporting entity	—

(8) Reporting entity ending balance (8=5-6-7)	$—

The Company elected to account for its alternative minimum tax credit carryforward as a deferred tax asset.

83

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The total amount of the unrecognized tax benefits that if recognized, would affect the effective income tax rate:

Unrecognized Tax Benefits
Balance at January 1, 2018	$15,486
Tax positions taken during prior period	3,105

Balance at December 31, 2018	$18,591
Tax positions taken during prior period	(241)

Balance at December 31, 2019	$18,350

The Company classifies interest and penalties related to income taxes as income tax expense. The amount of interest and penalties accrued on the balance sheets as income taxes includes the following:

			Total payable
	Interest	Penalties	(receivable)
Balance at January 1, 2017	$11,926	$—	$11,926
Interest expense (benefit)	(5,815)	—	(5,815)
Cash received (paid)	(9,212)	—	(9,212)

Balance at December 31, 2017	$(3,101)	$—	$(3,101)
Interest expense (benefit)	2,727	—	2,727
Cash received (paid)	1,810	—	1,810

Balance at December 31, 2018	$1,436	$—	$1,436
Interest expense (benefit)	5,709	—	5,709

Balance at December 31, 2019	$7,145	$—	$7,145

The Company has no federal income tax returns currently under examination. The Internal Revenue Service completed its examination for years 2009 through 2013 resulting in tax return adjustments for which an appeals conference was requested. Federal income tax returns filed in 2014 through 2018 remain open, subject to potential future examination. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

10. Capital and Surplus

The Company had authorized 1,000,000 common stock shares at $10 per share par value of which 676,190 shares were issued and outstanding at December 31, 2019 and 2018.

The Company has 42,500 Series A preferred shares authorized, 0 shares issued and outstanding. On December 26, 2006, the Company repurchased its Series A preferred shares for $58,000. The Company previously reported 42,500 shares of Series A preferred stock outstanding at $10 par, carried as treasury stock. It has been determined that these shares were cancelled by operation of law as they were not stipulated by the Board of Directors to be treasury shares at the time they were repurchased. The cancellation and removal of the preferred stock had no impact to Capital and Surplus of the Company. The Company also has 250,000 Series B preferred non-voting shares authorized at $10 per share par value, of which 0 shares were issued and outstanding at December 31, 2019. The Company paid its parent company to redeem the Series B non-voting preferred stock at par value on the following dates: December 13, 2018: 55,930 shares for $559; December 27, 2017: 29,787 shares for $297 and December 22, 2016: 31,437 shares for $314.

84

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2020, without the prior approval of insurance regulatory authorities, is $3,053,498.

On December 20, 2019, the Company paid extraordinary common stock dividends of $725,000 to its parent company.

On June 21, 2019, the Company paid an extraordinary dividend of $400,000 split between a return of capital of $250,000 to its parent company and paid off the remaining balance of a surplus note of $150,000 to Transamerica Corporation (TA Corp).

On December 31, 2018, the Company provided a non-cash distribution of the Pension Plan for U.S. Agents of TLIC asset valued at $60,347 to its parent company in order to facilitate the approved plan merger of the Pension Plan for U.S. Agents of TLIC maintained by the Company into the Transamerica Employee Pension Plan maintained by TA Corp.

The Company paid an extraordinary preferred stock dividend and an extraordinary common stock dividend of $16,732 and $47,488, respectively, to its parent company on December 13, 2018.

The Company provided cash returns of capital to its parent company in the amount of $558,740 on December 13, 2018.

The Company paid an ordinary preferred stock dividend and an ordinary common stock dividend of $16,920 and $283,080, respectively, to its parent company on June 29, 2018.

Prior to the merger, TALIC paid an ordinary dividend of $200,000 to its parent company, TA Corp, on April 20, 2018.

On December 31, 2019, the Company received ordinary common stock dividends of $100,000 from TLIC Oakbrook Reinsurance, Inc. (TORI).

On December 20, 2019, the Company received $99,982 from Transamerica Financial Life Insurance Company (TFLIC) as consideration for repurchase of 821 of the Company’s common stock shares in TFLIC at $125 par value. These shares were subsequently cancelled by operation of law.

On December 17, 2019, the Company received a $28,220 common stock dividend from Transamerica Life (Bermuda) Ltd. (TLB).

85

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

On June 21, 2019, the Company received an ordinary common stock dividend of $9,075 from its affiliate, TFLIC.

On March 29, 2019, the Company received ordinary common stock dividend of $60,000 from LIICA Re II, Inc.

The Company received ordinary common stock dividends from TFLIC in the amount of $12,105 on June 29, 2018. On December 13, 2018, the Company received preferred stock dividends of $430 from TFLIC.

On December 18, 2018, the Company received common stock dividends of $23,520 from its subsidiary TLB.

On December 13, 2018, the Company received $7,162 from TFLIC as a redemption of preferred stock.

On August 6, 2018, the Company received a common stock dividend in the amount of $140,000 from Stonebridge Reinsurance Company (SRC) prior to its merger with LIICA Re II, Inc.

On December 31, 2018, the Company made a non-cash capital contribution in the amount of $1,971 to REAP 3A.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on various risk factors. At December 31, 2019, the Company meets the minimum RBC requirements.

The Company’s surplus notes are held by TA Corp. These notes are due 20 years from the date of issuance at an interest rate of 6%, and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the IID prior to paying quarterly interest payments.

On June 21, 2019, the Company repaid in full its $150,000 surplus note with TA Corp. The Company received approval from the IID prior to its repayment of the surplus note as well as prior to making quarterly interest payments.

Additional information related to the outstanding surplus notes at December 31, 2019 and 2018 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2019	$—	$4,275	$148,275	$—
2018	$150,000	$9,000	$144,000	$2,250

86

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

11. Securities Lending

The Company participates in an agent-managed securities lending program in which the Company primarily loans out US Treasuries and other bonds. The Company receives collateral equal to 102% of the fair value of the loaned government or other domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2019 and 2018, respectively, securities with a fair value of $1,121,274 and $1,791,674 were on loan under securities lending agreements. At December 31, 2019 and 2018, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $1,246,827 and $1,835,122 at December 31, 2019 and 2018, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

	Fair Value
	2019	2018
Open	$1,246,827	$1,842,557

Total	1,246,827	1,842,557
Securities received	—	—

Total collateral received	$1,246,827	$1,842,557

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

87

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The maturity dates of the reinvested securities lending collateral are as follows:

	2019		2018
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$43,483	$43,483	$245,460	$245,460
30 days or less	342,947	342,947	478,305	478,305
31 to 60 days	509,716	509,716	335,517	335,517
61 to 90 days	124,351	124,351	190,847	190,847
91 to 120 days	121,552	121,552	329,816	329,816
121 to 180 days	104,778	104,778	251,440	251,440
1 to 2 years	—	—	417	417
2 to 3 years	—	—	935	935
Greater than 3 years	—	—	2,385	2,385

Total	1,246,827	1,246,827	1,835,122	1,835,122
Securities received	—	—	—	—

Total collateral reinvested	$1,246,827	$1,246,827	$1,835,122	$1,835,122

Collateral for securities lending transactions that extend beyond one year from the report date is as follows:

Description of collateral	2019	2018
ABS Autos	$—	$1,352
ABS Credit Cards	—	2,385

Total collateral extending beyond one year of the reporting date	$—	$3,737

For securities lending, the Company’s source of cash used to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $1,248,011 (fair value of $1,246,827) that are currently tradable securities that could be sold and used to pay for the $1,246,827 in collateral calls that could come due under a worst-case scenario.

12. Retirement and Compensation Plans

Defined Contribution Plans

The Company’s employees participate in a contributory defined contribution plan sponsored by TA Corp which is qualified under Section 401(k) of the Internal Revenue Code (IRC). Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key employees. The Company will match an amount up to three percent of the participant’s eligible earnings. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974, as amended (ERISA). Benefits expense of $11,926, $12,769 and $13,133 was allocated to the Company for the years ended December 31, 2019, 2018 and 2017 respectively.

88

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Defined Benefit Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or a cash balance formula. The plan is subject to the reporting and disclosure requirements of ERISA.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or cash balance formula. The plans are unfunded and nonqualified under the IRC.

The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense related to both the qualified defined pension plan and the supplemental retirement plans is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations, which is within the guidelines of SSAP No. 102, Pensions. Pension expenses were $23,904, $23,481 and $30,676 for the years ended December 31, 2019, 2018 and 2017, respectively.

In addition to pension benefits, TA Corp sponsors unfunded plans that provide health care and life insurance benefits to retired Company employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations which is within the guidelines of SSAP No. 92, Postretirement Benefits Other Than Pensions. The Company’s allocation of postretirement expenses was $5,037, $5,027 and $7,332 for the years ended December 31, 2019, 2018 and 2017, respectively.

Other Plans

TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2019, 2018 and 2017 was insignificant.

89

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

13. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a shared services and cost sharing agreement among and between the Transamerica companies, under which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also party to a service agreement with TFLIC, in which the Company provides services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, LLC whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The amount received by the Company as a result of being a party to these agreements was $920,368, $894,440 and $1,117,864 during 2019, 2018 and 2017, respectively. The amount paid as a result of being a party to these agreements was $559,946, $596,861 and $826,172 during 2019, 2018 and 2017, respectively. Fees charged between affiliates approximate their cost. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the Transamerica Series Trust. The Company received $130,182, $138,490 and $150,063 for these services during 2019, 2018 and 2017, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $50,537, $40,865 and $37,060 for the years ended December 31, 2019, 2018 and 2017, respectively.

Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. During 2019, 2018 and 2017, the Company received (paid) net interest of ($1,760), ($476) and ($869) from (to) affiliates, respectively. At December 31, 2019 and 2018, respectively, the Company reported net payables from affiliates of $29,972 and $44,462. Terms of settlement require that these amounts are settled within 60 days.

At December 31, 2019, the Company had short-term intercompany notes receivable of $240,300 as follows. In accordance with SSAP No. 25, Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
TA Corp	$77,700	September 4, 2020	2.04%
TA Corp	1,400	September 5, 2020	2.04%
TA Corp	43,700	September 19, 2020	2.04%
TA Corp	49,000	October 21, 2020	1.92%
TA Corp	43,500	December 26, 2020	1.61%
TA Corp	25,000	December 29, 2020	1.61%

90

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

At December 31, 2018, the Company had short-term intercompany notes receivable of $261,000.

Receivable from	Amount	Due By	Interest Rate
TA Corp	$220,500	December 13, 2019	2.31%
TA Corp	40,500	December 21, 2019	2.31%

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate, TPLIC. At December 31, 2019 and 2018, the cash surrender value of these policies was $182,753 and $179,004, respectively, and is included in Other assets on the balance sheets. In addition, the Company also issued life insurance policies to an affiliate, TPLIC, covering the lives of certain employees of that affiliate. Aggregate reserves for policies and contracts related to these policies are $170,124 and $167,126 at December 31, 2019 and 2018, respectively, and is included in Aggregate reserves for policies and contracts on the Balance Sheets.

The Company utilizes the look-through approach in valuing its investment in the following entities.

Real Estate Alternatives Portfolio 2, LLC	$22,345
Real Estate Alternatives Portfolio 3, LLC	$18,419
Real Estate Alternatives Portfolio 4 HR, LLC	$95,091
Real Estate Alternatives Portfolio 4 MR, LLC	$6,085
Aegon Multi-Family Equity Fund, LLC	$55,911
Aegon Workforce Housing Fund 2, L.P.	$154,601
Aegon Workforce Housing Fund 3, L.P.	$12,477
Natural Resources Alternatives Portfolio I, LLC	$170,193
Natural Resources Alternatives Portfolio II, LLC	$1
Natural Resources Alternatives Portfolio 3, LLC	$125,161
Zero Beta Fund, LLC	$257,897

These entity’s financial statements are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97 entities and/or non-SCA SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, entities owned by these entities. All liabilities, commitments, contingencies, guarantees or obligations of these entities which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these entities.

Effective December 31, 2017, the Company received a liquidating distribution from Investors Warranty of America, LLC (IWA), a wholly owned limited liability company reported using the equity method outlined in SSAP No. 48, fully redeeming the Company’s membership interest therein. The Company received $176,999 cash, $57,050 directly held real estate, $17,602 real estate LLC membership, $4,328 intercompany receivable, and $2,684 tax refund receivable in redemption of the Company’s equity method basis in IWA. The transaction resulted in a pre-tax realized loss of $39,953 reported on the Statements of Operations which is offset by a pre-tax $40,097 unrealized loss reduction that is reported on the Statement of Changes in Capital and Surplus.

91

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following tables shows the disclosures for all SCA investments, except 8bi entities, and balance sheet value (admitted and nonadmitted) as of December 31, 2019 and 2018:

December 31, 2019
SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
SSAP No. 97 8a Entities
None	—%	$—	$—	$—

Total SSAP No. 97 8a Entities	XXX	$—	$—	$—

SSAP No. 97 8b(ii) Entities
None	—%	$—	$—	$—

Total SSAP No. 97 8b(ii) Entities	XXX	$—	$—	$—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	54%	$12,963	$12,963	$—
GARNET ASSURANCE CORP	100	—	—	—
LIFE INVESTORS ALLIANCE LLC	100	—	—	—
ASIA INVESTMENT HOLDING LTD	100	—	—	—
AEGON FINANCIAL SERVICES GROUP	100	—	—	—
GARNET ASSURANCE CORP III	100	—	—	—

Total SSAP No. 97 8b(iii) Entities	XXX	$12,963	$12,963	$—

SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	94%	$1,261,461	$1,261,461	$—

Total SSAP No. 97 8b(iv) Entities	XXX	$1,261,461	$1,261,461	$—

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$1,274,424	$1,274,424	$—

Aggregate Total	XXX	$1,274,424	$1,274,424	$—

December 31, 2018
SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
SSAP No. 97 8a Entities
None	—%	$—	$—	$—

Total SSAP No. 97 8a Entities	XXX	$—	$—	$—

SSAP No. 97 8b(ii) Entities
None	—%	$—	$—	$—

Total SSAP No. 97 8b(ii) Entities	XXX	$—	$—	$—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	54%	$22,419	$22,419	$—
GARNET ASSURANCE CORP	100	—	—	—
LIFE INVESTORS ALLIANCE LLC	100	—	—	—
AEGON FINANCIAL SERVICES GROUP	100	—	—	—
GARNET ASSURANCE CORP III	100	—	—	—

Total SSAP No. 97 8b(iii) Entities	XXX	$22,419	$22,419	$—

SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	94%	$1,000,646	$1,000,646	$—

Total SSAP No. 97 8b(iv) Entities	XXX	$1,000,646	$1,000,646	$—

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$1,023,065	$1,023,065	$—

Aggregate Total	XXX	$1,023,065	$1,023,065	$—

92

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following table shows the NAIC responses for the SCA filings (except 8bi entities):

December 31, 2019
SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
None			$—

Total SSAP No. 97 8a Entities	—	—	$—	—	—	—

SSAP No. 97 8b(ii) Entities
None			$—

Total SSAP No. 97 8b(ii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	10/31/2019	$20,940	Y	N	I
GARNET ASSURANCE CORP	NA	—	—	—	—	I
LIFE INVESTORS ALLIANCE LLC	NA	—	—	—	—	I
ASIA INVESTMENT HOLDING LTD	NA	—	—	—	—	I
AEGON FINANCIAL SERVICES GROUP	NA	—	—	—	—	I
GARNET ASSURANCE CORP III	NA	—	—	—	—	I

Total SSAP No. 97 8b(iii) Entities	—	—	$20,940	—	—	—

SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	S2	1/21/2020	$608,633	Y	N	I

Total SSAP No. 97 8b(iv) Entities	—	—	$608,633	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$629,573	—	—	—

Aggregate Total	—	—	$629,573	—	—	—

*	S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing
**	I – Immaterial or M – Material
(1)	NAIC Valuation Amount is as of the Filing Date to the NAIC

93

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31, 2018
SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
None			$—

Total SSAP No. 97 8a Entities	—	—	$—	—	—	—

SSAP No. 97 8b(ii) Entities
None			$—

Total SSAP No. 97 8b(ii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	12/21/2018	$16,471	Y	N	I
GARNET ASSURANCE CORP	NA	—	—	Y	N	I
LIFE INVESTORS ALLIANCE LLC	NA	—	—	Y	N	I
AEGON FINANCIAL SERVICES GROUP	NA	—	—	Y	N	I
GARNET ASSURANCE CORP III	NA	—	—	N	N	I

Total SSAP No. 97 8b(iii) Entities	—	—	$16,471	—	—	—

SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	S2	10/8/2018	$815,587	N	N	I

Total SSAP No. 97 8b(iv) Entities	—	—	$815,587	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$832,058	—	—	—

Aggregate Total	—	—	$832,058	—	—	—

*	S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing
**	I – Immaterial or M – Material
(1)	NAIC Valuation Amount is as of the Filing Date to the NAIC

The Company reports an investment in the following insurance SCAs for which the reported statutory equity reflects a departure from NAIC SAP. Each of the insurance SCAs listed in the table below reflects an admitted asset, equal to the value of the letter of credit provided by an unaffiliated company, whereas this would not be an admitted asset recognized by SSAP No. 4, Assets and Non Admitted Assets.

LIICA Re II, Inc.	Excess of loss reinsurance asset
Pine Falls Re (PFRe)	Letter of credit
MLIC Re I, Inc. (MLIC Re)	Letter of credit

94

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company has two Limited Purpose Subsidiaries (LPS) with prescribed practices whereby under Iowa Administrative Code 191-99.11(3), the LPS are entitled to admit the following assets that would not be admissible under the NAIC SAP:

TLIC Oakbrook Reinsurance, Inc. (TORI)	Credit linked note
TLIC Watertree Reinsurance, Inc. (TWRI)	Excess of loss reinsurance asset

The monetary effect on net income and surplus as a result of using an accounting practice that differed from NAIC SAP, the amount of the investment in the insurance SCA per reported statutory equity, and amount of the investment if the insurance SCA has completed statutory financial statements in accordance with the NAIC SAP. The SCAs are valued in the Company’s financial statements at zero in accordance with SSAP No. 97.

	Monetary Effect on NAIC SAP		Amount of Investment
SCA Entity (Investments in Insurance SCA Entities)	Net Income Increase (Decrease)	Surplus Increase (Decrease)	Per Reported Statutory Equity	If the Insurance SCA Had Completed Statutory Financial Statements*
LIICA Re II**	$—	$(2,298,765)	$—	$—
Pine Falls Re**	—	(1,100,000)	—	—
MLIC Re**	—	(770,000)	—	—
TLIC Oakbrook Reinsurance, Inc.	—	(3,383,614)	1,238,107	—
TLIC Watertree Reinsurance, Inc.	—	(858,258)	544,597	—

*	Per AP&P Manual (without permitted or prescribed practices)
**	The SCA is valued at zero in the Company’s financial statements

Had the above SCA entities not been permitted to recognize the letters of credit, excess of loss reinsurance assets, or the credit linked note as admitted assets in the financial statements, the risk-based capital would have been below the mandatory control level which would have triggered a regulatory event.

Information regarding the Company’s affiliated reinsurance transactions is available in Note 8. Reinsurance.

Information regarding the Company’s affiliated guarantees is available in Note 14. Commitments and Contingencies.

14. Commitments and Contingencies

At December 31, 2019 and 2018, the Company has mortgage loan commitments of $177,098 and $238,370, respectively.

The Company has contingent commitments of $732,478 and $718,870 as of December 31, 2019 and 2018, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $26,728 and $55,107, respectively.

95

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company leases office buildings and equipment under various non-cancelable operating lease agreements. Rental expense for the years 2019 and 2018 was $12,478 and $11,086, respectively.

Private placement commitments outstanding as of December 31, 2019 and 2018 were $81,493 and $78,516, respectively.

The Company sold $101,473 and $1,658 of “to-be-announced” (TBA) securities as of December 31, 2019 and 2018, respectively. Due to different counterparties, the receivable related to these TBAs was not reclassed.

The Company may pledge cash as collateral for derivative transactions. When cash is pledged as collateral, it is derecognized and a receivable is recorded to reflect the eventual return of that cash by the counterparty. The amount of cash collateral pledged by the Company as of December 31, 2019 and 2018, respectively, was $80,993 and $6,782.

At December 31, 2019 and 2018, securities in the amount of $46,975 and $254,930, respectively, were posted to the Company as collateral from derivative counterparties. The securities were not included on the Company’s balance sheets as the Company does not have the ability to sell or repledge the collateral.

The Company has provided back-stop guarantees for the performance of non-insurance affiliates or subsidiaries that are involved in the guaranteed sale of investments in low-income housing tax credit partnerships. The nature of the obligation is to provide third party investors with a minimum guaranteed annual and cumulative return on their contributed capital which is based on tax credits and tax losses generated from the low income housing tax credit partnerships. Guarantee payments arise if low income housing tax credit partnerships experience unexpected significant decreases in tax credits and tax losses or there are compliance issues with the partnerships. A significant portion of the remaining term of the guarantees is between 13-18 years. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as a decrease in net investment income. No payments are required as of December 31, 2019. The current assessment of risk of making payments under these guarantees is remote.

The Company has guaranteed to the Monetary Authority of Singapore (MAS) that it will provide adequate funds to make up for any liquidity shortfall in its wholly-owned foreign life insurance subsidiary, Transamerica Life Bermuda LTD (TLB) (Singapore Branch), and continue to meet, pay and settle all present and future obligations of TLB. As of December 31, 2019, there is no payment or performance risk because TLB has adequate liquidity as of this date.

The Company has guaranteed to the Hong Kong Insurance Authority that it will provide the financial support to TLB for maintaining TLB’s solvency at all times so as to enable TLB to promptly meet its obligations and liabilities. If at any time the value of TLB’s assets do not exceed its liabilities by the prevailing acceptable level of solvency, the Company will increase the

96

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

paid up share capital of TLB or provide financial assistance to TLB to maintain the acceptable level of solvency. An acceptable level of solvency is net assets at one hundred and fifty percent of the required margin of solvency as stipulated under the Insurance Companies (Margin of Solvency) Regulation. As of December 31, 2019, there is no payment or performance risk because TLB is able to meet its obligations and has assets in excess of its liabilities by the prevailing level of solvency as of this date.

The Company has guaranteed that TLB will (1) maintain tangible net worth of at least equal to the greater of 165% of Standard & Poor’s Risk-Based Capital and the minimum required by regulatory authorities in all jurisdictions in which TLB operates, (2) have, at all times, sufficient cash to pay all contractual obligations in a timely manner and (3) have a maximum operating leverage ratio of 20 times. TLIC can terminate this agreement upon thirty days written notice, but not until TLB attains a rating from Standard & Poor’s the same as without the support from this agreement, or the entire book of TLB business is transferred provided that it is transferred to an entity with a rating from S&P that is the same as or better than TLIC’s then current rating or AA, whichever is lower. As of December 31, 2019, there is no payment or performance risk because TLB has adequate tangible net worth, sufficient cash to meet its obligations and an operating leverage ratio not in excess of 20 times as of this date.

The Company is not able to estimate the financial statement impact or the maximum potential amount of future payments it could be required to make under these three guarantees as they are considered to be unlimited under the provisions of SSAP No. 5R.

The Company has provided a guarantee to TLB’s (Singapore Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2019 and 2018, TLB holds related statutory-basis policy and claim reserves of $2,334,649 and $2,212,527, respectively, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2019, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company has provided a guarantee to TLB’s (Hong Kong Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2019 and 2018, TLB policies covered by this guarantee would have resulted in US statutory policy and claim reserves of $3,585,273 and $3,458,012, respectively, which would represent a fair measure of the maximum potential amount of future payments the Company under this guarantee based on the US statutory reserve requirements. TLB is a subsidiary of the Company and TLB has invested assets supporting these policies which mitigates this risk. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2019, there is no payment or performance risk because TLB is not insolvent as of this date.

97

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company did not recognize a liability for any of the TLB guarantees due to the adoption of SSAP No. 5R, as a liability is not required for guarantees to or on behalf of a wholly-owned subsidiary. Management monitors TLB’s financial condition, and there are no indications that TLB will become insolvent. As such, management feels the risk of payment under these guarantees on behalf of TLB is remote.

The Company is a party to a fee agreement with TLB whereby the Company continues to provide the guarantees with respect to TLB described in the paragraphs above. The Company received $577 and $587 under this agreement in 2019 and 2018, respectively.

The Company has provided guarantees for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations. The guarantees made by the Company are specific to each structured settlement contract and vary in date and duration of the obligation. These are numerous and are backed by the reserves established by the Company to represent the present value of the future payments for those contracts. The direct statutory reserve established at December 31, 2019 and 2018 for the total payout block is $3,154,349 and $3,235,571, respectively. As this reserve is already recorded on the balance sheets of the Company, there was no additional liability recorded due to the adoption of SSAP No. 5R.

During 2019, the Company entered into an agreement with Aegon USA Realty Advisors, LLC to commit to purchase certain tax credit investments up to a maximum of $100,000. Under the terms of the agreement, the Company provides certain commitments to purchase tax credit investments that are part of tax credit funds in the event certain conditions are met. The Company did not acquire any tax credit investments during 2019 under this agreement. As of December 31, 2019, the commit to purchase amount is $47,890.

The following table provides an aggregate compilation of guarantee obligations as of December 31, 2019 and 2018:

	December 31
	2019	2018
Aggregate maximum potential of future payments of all guarantees (undiscounted)	$5,919,933	$5,670,570

Current liability recognized in financial statements:
Noncontingent liabilities	—	—

Contingent liabilities	—	—

Ultimate financial statement impact if action required:
Incurred claims	5,919,922	5,670,539
Other	11	31

Total impact if action required	$5,919,933	$5,670,570

98

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (borrowings) with the FHLB. It is part of the Company’s strategy to utilize these funds for asset and liability management and spread lending purposes. The Company has determined the actual/estimated long-term maximum borrowing capacity as $3,472,120. The Company calculated this amount in accordance with the terms and conditions of agreement with FHLB of Des Moines.

At December 31, 2019 and 2018, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2019	2018
Membership Stock:
Class A	$—	$—
Class B	10,000	10,000
Activity Stock	32,800	123,400
Excess Stock	—	—

Total	$42,800	$133,400

At December 31, 2019 and 2018, Membership Stock (Class A and B) Eligible for Redemption and the anticipated timeframe for redemption was as follows:

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
December 31, 2019
Membership Stock
Class A	$—	$—	$—	$—
Class B	—	—	—	10,000

Total	$—	$—	$—	$10,000

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
December 31, 2018
Membership Stock
Class A	$—	$—	$—	$—
Class B	—	—	—	10,000

Total	$—	$—	$—	$10,000

99

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

At December 31, 2019 and 2018, the amount of collateral pledged and the maximum amount pledged to the FHLB was as follows:

	Fair Value	Carry Value
December 31, 2019
Total Collateral Pledged	$1,334,507	$1,259,059
Maximum Collateral Pledged	4,031,902	4,029,873

	Fair Value	Carry Value
December 31, 2018
Total Collateral Pledged	$4,379,240	$4,405,503
Maximum Collateral Pledged	5,176,835	5,131,250

At December 31, 2019 and 2018, the borrowings from the FHLB were as follows:

	December 31, 2019		December 31, 2018
	General Account	Funding Agreements Reserves Established	General Account	Funding Agreements Reserves Established
Debt[1]	$820,000	$—	$2,820,000	$—
Funding agreements[2]	—	—	265,000	266,742

Total	$820,000	$—	$3,085,000	$266,742

1 The maximum amount of borrowing during 2019 was $2,695,000

2 The maximum amount of borrowing during 2019 was $0

As of December 31, 2019, the weighted average interest rate on FHLB advances was 2.183% with a weighted average term of 2.3 years. As of December 31, 2018, the weighted average interest rate on FHLB advances was 2.602% with a weighted average term of 4.3 years.

At December 31, 2019, the borrowings from the FHLB were not subject to prepayment penalties.

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $1,953,828 and $1,905,244 as of December 31, 2019 and 2018, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans, where the plan sponsor retains ownership and control of the related plan assets and the Company provides book value benefit responsiveness to qualified participant withdrawals, in the event withdrawals requested exceeds plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit withdrawal needs and earns a market interest rate on these advances. A periodically adjusted contract-crediting rate is a means by which investment and benefit responsiveness experience is passed through to participants. In return for the book value benefit responsiveness guarantee, the Company receives a premium that varies based on such elements as benefit responsiveness exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines ensuring the appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements to have a material impact on the reported financial results. In compliance with statutory guidelines, no reserves were recorded at December 31, 2019.

100

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company is party to legal proceedings involving a variety of issues incidental to its business, including class action lawsuits. Lawsuits may be brought in any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given their complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes includes substantial demands for compensatory and punitive damages, and injunctive relief, damages arising from such demands are typically not to be material to the Company’s financial position.

The Company has been named in class actions and individual lawsuits relating to increases in monthly deduction rates (MDR) on universal life products. The Company continues to defend against various lawsuits initiated by opt outs of one federal class action filed in the Central District of California that was settled in 2018 and approved in 2019. While the settlement has been administered for participating class members, the Company continues to hold a provision for opt out policyholder litigation. The Company also continues to defend other class actions and individual actions relating to MDR increases on different blocks of universal life insurance policies.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheets. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $7,066 and $7,893 and an offsetting premium tax benefit $5,402 and $6,198 at December 31, 2019 and 2018, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $2,296, $400 and $216, for the years ended December 31, 2019, 2018 and 2017, respectively.

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company is party to municipal repurchase agreements which were established via bilateral trades and accounted for as secured borrowings. For municipal repurchase agreements, the Company rigorously manages asset/liability risks via an integrated risk management framework. The Company’s liquidity position is monitored constantly, and factors heavily in the management of the asset portfolio. Projections comparing liquidity needs to available resources in both adverse and routine scenarios are refreshed monthly. The results of these projections on time horizons ranging from 16 months to 24 months are the basis for the near-term liquidity planning. This liquidity model excludes new business (non applicable for the spread business), renewals and other sources of cash and assumes all liabilities are paid off on the earliest dates required. Interest rate risk is carefully managed, in part through rigorously defined and monitored derivatives programs.

101

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following tables provide information on the securities sold under the municipal repurchase agreements for four quarters of 2019 and 2018:

December 31, 2019
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount
BACV	XXX	XXX	XXX	$113,025
Fair Value	$218,538	$207,007	$231,989	$125,603
Ending Balance
BACV	XXX	XXX	XXX	$113,025
Fair Value	$170,891	$207,007	$231,989	$125,603

December 31, 2018
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount
BACV	XXX	XXX	XXX	$215,269
Fair Value	$171,138	$190,768	$225,811	$225,409
Ending Balance
BACV	XXX	XXX	XXX	$205,405
Fair Value	$171,138	$188,120	$225,811	$217,575

	2019			2018
	NAIC 1	NAIC 2	Total	NAIC 1	NAIC 2	Total
Bonds—BACV	$111,825	$1,200	$113,025	$193,398	$12,007	$205,405
Bonds—FV	124,403	1,200	125,603	205,526	12,049	217,575

These securities have maturity dates that range from 2020 to 2097.

102

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following table provides information on the cash collateral received and liability to return collateral under the municipal repurchase agreements for four quarters of 2019 and 2018:

December 31, 2019
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount
Cash	$125,952	$157,496	$174,120	$99,794
Ending Balance (1)
Cash	$125,952	$154,345	$78,286	$97,858

(1)	The remaining collateral held was greater than 90 days from contractual maturity.

December 31, 2018
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount
Cash	$122,018	$152,634	$167,228	$98,835
Ending Balance
Cash	$121,892	$148,082	$78,013	$95,515

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. At December 31, 2019 and 2018, the Company had dollar repurchase agreements outstanding in the amount of $450,208 and $215,483, respectively, which is included in borrowed money on the balance sheets. Those amounts include accrued interest of $1,379 and $1,125, at December 31, 2019 and 2018, respectively. At December 31, 2019, securities with a book value of $550,333 and a fair value of $551,504 were subject to dollar repurchase agreements. These securities have maturity dates that range from October 1, 2034 to October 1, 2049. At December 31, 2018, securities with a book value of $371,260 and a fair value of $368,256 were subject to dollar repurchase agreements. The Company does not have the legal right to recall or substitute the underlying assets prior to the transaction’s scheduled termination. Upon scheduled termination, the counterparty is obligated to return substantially similar assets.

The contractual maturities of the dollar repurchase agreement positions are as follows:

	Fair Value
	2019	2018
Open	$448,829	$214,357

Total	448,829	214,357
Securities received	—	—

Total collateral received	$448,829	$214,357

103

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2019 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gains (Losses)
Common stocks	6	$26	$12	$17

16. Reconciliation to Statutory Statement

The following is a reconciliation of amounts previously reported to the Iowa Department of Financial Regulation in the 2019 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

	December 31
	2019	2018
Balance Sheets
Total assets as reported in the Company’s Annual Statement	$130,191,350	$124,175,952
Increase in other assets	23,416	—
Increase in net deferred income tax asset	8,660	—

Total assets as reported in the accompanying audited statutory basis balance sheet	$130,223,426	$124,175,952

Total liabilities as reported in the Company’s Annual Statement	$123,630,600	$117,898,517
Increase in other liabilities	23,416	—
Increase in aggregate reserves for policies and contracts	41,240	—

Total liabilities as reported in the accompanying audited statutory basis balance sheet	$123,695,256	$117,898,517

Total capital and surplus as reported in the Company’s Annual Statement	$6,560,750	$6,277,435
Decrease in premiums	—	(14,950)
Increase in change in aggregate reserves	(41,240)	—
Increase in change in net deferred income tax asset	8,660	—
Increase in other changes—net	—	14,950

Total capital and surplus as reported in the accompanying audited statutory basis balance sheet	$6,528,170	$6,277,435

Statements of Operations
Statutory net income as reported in the Company’s Annual Statement	$3,335,262	$(1,408,868)
Decrease in premiums and other considerations	(653,203)	(635,470)
Decrease in fee revenue and other income	—	(5,700)
Decrease in surrender benefits	653,203	618,170
Increase in change in aggregate reserves	(41,240)	—
Increase in federal income tax (benefit) expense	—	(8,050)

Total net income as reported in the accompanying audited statutory basis statement of operations	$3,294,022	$(1,423,818)

The reconciling differences to the Annual Statement is driven by Management’s decision to revise prior year amounts. Please refer to Revision to Prior Years in Note 3 for further details.

104

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Other adjustments relate to actuarial modeling errors and reclassification errors. The Company considered the impacts of each of these errors to be not material both individually and in the aggregate and concluded that none were significant for individual categorization herein.

17. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheets date and the date when the financial statements are available to be issued, provided they give evidence of conditions that existed at the balance sheets date (Type I). The Company has not identified any Type I subsequent events for the year ended December 31, 2019 through April 27, 2020.

Events that are indicative of conditions that arose after the balance sheets date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has identified Type II subsequent events for the year ended December 31, 2019.

Since January 2020, the Coronavirus disease (COVID-19) outbreak is causing disruption to business, markets, and industry. The Company is continuously monitoring the market, and the economic factors that impact the Company, to proactively manage the associated risks. At this point, management believes that the most significant risks the Company faces are related to financial markets (particularly credit, equity, and interest rates risks), and underwriting risks (particularly related to mortality, morbidity and policyholder behavior). As of the audit report release date, the Company continues to monitor and evaluate the impacts of the COVID-19 crisis on the Company’s 2020 results through the use of sensitivities and stress testing. While it is too early to provide long-term impacts, if any, management has determined the Company remains strongly capitalized with RBC remaining within target limits set by the capital management policy.

The Company is defending a class action lawsuit and individual lawsuits relating to increases in MDR on universal life products. A settlement announced in the class action lawsuit in early April 2020 will result in the establishment of an estimated $94,000 reserve, which will be reflected in the Company’s first quarter of 2020 results. If the settlement is ultimately approved by the court, the Company expects to fund the settlement in third or fourth quarter of 2020.

105

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2019

Attachment to Note 9

Entity Name	FEIN
Transamerica Corporation	42-1484983
Aegon Asset Management Services Inc	39-1884868
Aegon Direct Marketing Services Inc	42-1470697
Aegon Financial Services Group Inc	41-1479568
Aegon Institutional Markets Inc	61-1085329
Aegon Management Company	35-1113520
Aegon USA Real Estate Services Inc	61-1098396
Aegon USA Realty Advisors of CA	20-5023693
AFSG Securities Corporation	23-2421076
AUSA Properties Inc	27-1275705
Commonwealth General Corporation	51-0108922
Creditor Resources Inc	42-1079584
CRI Solutions Inc	52-1363611
Financial Planning Services Inc	23-2130174
Garnet Assurance Corporation	11-3674132
Garnet Assurance Corporation II	14-1893533
Garnet Assurance Corporation III	01-0947856
Intersecurities Ins Agency	42-1517005
LIICA RE II	20-5927773
Massachusetts Fidelity Trust	42-0947998
MLIC RE I Inc	01-0930908
Money Services Inc	42-1079580
Monumental General Administrators Inc	52-1243288
Pearl Holdings Inc I	20-1063558
Pearl Holdings Inc II	20-1063571
Pine Falls Re Inc	26-1552330
Real Estate Alternatives Portfolio 3A Inc	20-1627078
River Ridge Insurance Company	20-0877184
Short Hills Management	42-1338496
Stonebridge Benefit Services Inc	75-2548428
Stonebridge Reinsurance Company	61-1497252
TCF Asset Management Corp	84-0642550

106

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2019

Attachment to Note 9

Entity Name	FEIN
TCFC Air Holdings Inc	32-0092333
TCFC Asset Holdings Inc	32-0092334
TLIC Oakbrook Reinsurance Inc.	47-1026613
TLIC Riverwood Reinsurance Inc	45-3193055
TLIC Watertree Reinsurance, Inc.	81-3715574
Tranasmerica Advisors Life Insurance Company	91-1325756
Transamerica Accounts Holding Corp	36-4162154
Transamerica Affinity Services Inc	42-1523438
Transamerica Affordable Housing Inc	94-3252196
Transamerica Agency Network Inc	61-1513662
Transamerica Asset Management	59-3403585
Transamerica Capital Inc	95-3141953
Transamerica Casualty Insurance Company	31-4423946
Transamerica Commercial Finance Corp I	94-3054228
Transamerica Consumer Finance Holding Company	95-4631538
Transamerica Corporation (OREGON)	98-6021219
Transamerica Distribution Finance Overseas Inc	36-4254366
Transamerica Finance Corporation	95-1077235
Transamerica Financial Advisors	59-2476008
Transamerica Financial Life Insurance Company	36-6071399
Transamerica Fund Services Inc	59-3403587
Transamerica Home Loan	95-4390993
Transamerica International Re (Bermuda) Ltd	98-0199561
Transamerica Investors Securities Corp	13-3696753
Transamerica Leasing Holdings Inc	13-3452993
Transamerica Life Insurance Company	39-0989781
Transamerica Pacific Insurance Co Ltd	94-3304740
Transamerica Premier Life Insurance Company	52-0419790
Transamerica Resources Inc	52-1525601
Transamerica Small Business Capital Inc	36-4251204
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790

107

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2019

Attachment to Note 9

Entity Name	FEIN
United Financial Services Inc	52-1263786
WFG China Holdings Inc	20-2541057
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959
Zero Beta Fund LLC	26-1298094

108

Statutory-Basis Financial

Statement Schedules

109

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2019

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$4,124,054	$5,081,559	$4,306,199
States, municipalities and political subdivisions	1,315,704	1,407,331	1,315,705
Foreign governments	349,796	369,821	349,796
Hybrid securities	396,942	440,640	396,942
All other corporate bonds	19,066,967	21,344,844	19,043,825
Preferred stocks	115,659	109,845	111,630

Total fixed maturities	25,369,122	28,754,040	25,524,097
Equity securities
Common stocks:
Industrial, miscellaneous and all other	58,311	80,789	80,789

Total equity securities	58,311	80,789	80,789
Mortgage loans on real estate	5,096,613		5,096,613
Real estate	51,546		51,546
Policy loans	1,099,596		1,099,596
Other long-term investments	1,072,720		1,072,720
Receivable for securities	18,535		18,535
Securities lending	1,246,827		1,246,827
Cash, cash equivalents and short-term investments	1,453,503		1,453,503

Total investments	$35,466,773		$35,644,226

(1)	Equity securities are reported at original cost. Fixed maturities are reported at original cost reduced by repayments and adjusted for amortization of premiums and accrual of discounts.
(2)

United States government and corporate bonds of $19,690 are held at fair value rather than amortized cost due to having an NAIC 6 rating. Two preferred stock securities are held at fair value of $1,037 due to having an NAIC 4 and 5 ratings.

110

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2019
Individual life	$10,421,944	$—	$341,604	$1,006,977	$642,673	$1,171,877	$422,774
Individual health	80,537	92,813	27,401	100,145	10,837	55,956	229,548
Group life and health	1,527,571	20,356	76,891	595,324	94,785	202,901	212,660
Annuity	14,094,715	—	33,330	10,443,660	896,030	13,853,202	(2,991,668)

	$26,124,767	$113,169	$479,226	$12,146,106	$1,644,325	$15,283,936	$(2,126,686)

Year ended December 31, 2018
Individual life	$11,337,912	$—	$378,855	$87,370	$746,129	$1,605,665	$803,671
Individual health	86,822	92,364	30,578	106,230	25,370	65,813	193,680
Group life and health	1,512,345	21,075	81,403	638,938	95,911	306,199	276,705
Annuity	14,244,431	—	37,065	9,980,980	658,084	16,182,017	(3,230,310)
Other	—	—	—	—	141,678	—	—

	$27,181,510	$113,439	$527,901	$10,813,518	$1,667,172	$18,159,694	$(1,956,254)

Year ended December 31, 2017
Individual life	$10,967,747	$—	$279,234	$(7,804,573)	$(1,001,846)	$(1,700,459)	$519,906
Individual health	100,420	91,784	27,176	(1,489,124)	1,344,780	(4,084,846)	(885,516)
Group life and health	1,528,445	23,229	100,510	508,023	238,217	(36,386)	186,023
Annuity	14,355,269	—	27,887	5,271,506	1,497,683	9,199,357	(2,544,778)
Other	—	—	—	—	437,448	—	—

	$26,951,881	$115,013	$434,807	$(3,514,168)	$2,516,282	$3,377,666	$(2,724,365)

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

111

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2019
Life insurance in force	$503,852,244	$774,726,771	$421,298,647	$150,424,120	280%

Premiums:
Individual life	$2,582,854	$2,821,951	$1,246,074	$1,006,977	124%
Individual health	529,850	432,873	3,168	100,145	3%
Group life and health	704,156	109,598	766	595,324	0%
Annuity	10,756,542	394,566	81,684	10,443,660	1%

	$14,573,402	$3,758,988	$1,331,692	$12,146,106	11%

Year ended December 31, 2018
Life insurance in force	$976,929,481	$831,268,672	$1,204	$145,662,013	0%

Premiums:
Individual life	$2,460,547	$3,668,683	$1,295,506	$87,370	1483%
Individual health	532,131	429,165	3,264	106,230	3%
Group life and health	753,426	131,816	17,328	638,938	3%
Annuity	10,102,616	199,520	77,884	9,980,980	1%

	$13,848,720	$4,429,184	$1,393,982	$10,813,518	13%

Year ended December 31, 2017
Life insurance in force	$537,551,597	$887,853,357	$484,570,357	$134,268,597	361%

Premiums:
Individual life	$2,452,523	$11,837,526	$1,580,429	$(7,804,574)	-20%
Individual health	530,052	2,022,968	3,792	(1,489,124)	0%
Group life and health	802,090	321,533	27,466	508,023	5%
Annuity	9,424,428	4,218,194	65,273	5,271,507	1%

	$13,209,093	$18,400,221	$1,676,960	$(3,514,168)	-48%

112

FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA B

Years Ended December 31, 2019 and 2018

Transamerica Life Insurance Company

Separate Account VA B

Financial Statements

Years Ended December 31, 2019 and 2018

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA B

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA B indicated in the table below as of December 31, 2019, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA B as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Wealth Strategy Class B Shares (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
AB Growth and Income Class B Shares (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
AB Large Cap Growth Class B Shares (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA JPMorgan Asset Allocation - Growth Service Class (1)
American Funds - Bond Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
American Funds - Growth Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
American Funds - International Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	TA JPMorgan Core Bond Service Class (1)
BlackRock Global Allocation V.I. Class I Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA JPMorgan Enhanced Index Service Class (1)
DFA VA Equity Allocation (3)	TA JPMorgan International Moderate Growth Initial Class (1)
DFA VA Global Bond (3)	TA JPMorgan International Moderate Growth Service Class (1)
DFA VA Global Moderate Allocation (3)	TA JPMorgan Mid Cap Value Service Class (1)
DFA VA International Small (3)	TA JPMorgan Tactical Allocation Service Class (1)
DFA VA International Value (3)	TA Legg Mason Dynamic Allocation - Balanced Service Class (1)
DFA VA Short-Term Fixed (3)	TA Legg Mason Dynamic Allocation - Growth Service Class (1)
DFA VA U.S. Large Value (3)	TA Levin Large Cap Value Service Class (2)
DFA VA U.S. Targeted Value (3)	TA Madison Diversified Income Service Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA Managed Risk - Balanced ETF Service Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA Managed Risk - Conservative ETF Service Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA Managed Risk - Growth ETF Service Class (1)
Fidelity® VIP Equity-Income Initial Class (1)	TA Market Participation Strategy Service Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA Morgan Stanley Capital Growth Initial Class (1)
Fidelity® VIP Growth Initial Class (1)	TA Morgan Stanley Capital Growth Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA Multi-Managed Balanced Initial Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Multi-Managed Balanced Service Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA Multi-Manager Alternative Strategies Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA PIMCO Tactical - Balanced Service Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA PIMCO Tactical - Conservative Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA PIMCO Tactical - Growth Service Class (1)
Franklin Allocation Class 4 Shares (1)	TA PIMCO Total Return Initial Class (1)
Franklin Income Class 2 Shares (1)	TA PIMCO Total Return Service Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA PineBridge Inflation Opportunities Service Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA ProFunds UltraBear Service Class (OAM) (1)
Invesco V.I. American Franchise Series II Shares (1)	TA QS Investors Active Asset Allocation - Conservative Service Class (1)
Janus Henderson - Enterprise Service Shares (1)	TA QS Investors Active Asset Allocation - Moderate Service Class (1)
Janus Henderson - Global Research Service Shares (1)	TA QS Investors Active Asset Allocation - Moderate Growth Service Class (1)
Janus Henderson - Mid Cap Value Service Shares (1)	TA Small/Mid Cap Value Initial Class (1)
MFS® New Discovery Service Class (1)	TA Small/Mid Cap Value Service Class (1)
MFS® Total Return Service Class (1)	TA T. Rowe Price Small Cap Initial Class (1)
NVIT Emerging Markets Class D Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
Rational Insider Buying VA (1)	TA TS&W International Equity Initial Class (1)
Rational Trend Aggregation VA (1)	TA TS&W International Equity Service Class (1)
State Street Total Return V.I.S. Class 3 Shares (1)	TA U.S. Equity Index Service Class (1)
TA 60/40 Allocation Service Class (2)	TA WMC US Growth Initial Class (1)
TA Aegon High Yield Bond Initial Class (1)	TA WMC US Growth Service Class (1)
TA Aegon High Yield Bond Service Class (1)	Vanguard® - Capital Growth (3)
TA Aegon U.S. Government Securities Initial Class (1)	Vanguard® - Conservative Allocation (3)
TA Aegon U.S. Government Securities Service Class (1)	Vanguard® - Diversified Value (3)
TA American Funds Managed Risk - Balanced Service Class (1)	Vanguard® Balanced (3)
TA Barrow Hanley Dividend Focused Initial Class (1)	Vanguard® Equity Income (3)
TA Barrow Hanley Dividend Focused Service Class (1)	Vanguard® Equity Index (1)
TA BlackRock Global Allocation Service Class (1)	Vanguard® Global Bond Index (3)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class (1)	Vanguard® Growth (3)
TA BlackRock Global Allocation Managed Risk - Growth Service Class (1)	Vanguard® High Yield Bond (3)
TA BlackRock Global Real Estate Securities Initial Class (1)	Vanguard® International (1)
TA BlackRock Global Real Estate Securities Service Class (1)	Vanguard® Mid-Cap Index (1)
TA BlackRock Government Money Market Initial Class (1)	Vanguard® Moderate Allocation (3)
TA BlackRock Government Money Market Service Class (1)	Vanguard® Money Market (3)
TA BlackRock iShares Edge 100 Service Class (1)	Vanguard® Real Estate Index (1)
TA BlackRock iShares Edge 40 Initial Class (1)	Vanguard® Short-Term Investment Grade (1)
TA BlackRock iShares Edge 40 Service Class (1)	Vanguard® Total Bond Market Index (1)
TA BlackRock iShares Edge 50 Service Class (1)	Vanguard® Total International Stock Market Index (3)
TA BlackRock iShares Edge 75 Service Class (1)	Vanguard® Total Stock Market Index (3)
TA BlackRock Tactical Allocation Service Class (1)	Voya Global Perspectives Class S Shares (1)
TA Greystone International Growth Initial Class (1)	Voya Large Cap Value Class S Shares (1)
TA Greystone International Growth Service Class (1)	Voya Strategic Allocation Conservative Class S Shares (1)
TA International Equity Index Service Class (1)	Voya Strategic Allocation Moderate Class S Shares (1)
TA Janus Balanced Service Class (1)	Wanger International (1)
TA Janus Mid-Cap Growth Initial Class (1)	Wanger USA (1)
TA Janus Mid-Cap Growth Service Class (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2019 and 2018
(2)	Statements of operations and changes in net assets for the year ended December 31, 2019 and the period May 1, 2018 (commencement of operations) through December 31, 2018
(3)	Statements of operations and changes in net assets for the period December 23, 2019 (commencement of operations) through December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 17, 2020

We have served as the auditor of one or more of the subaccounts of Separate Account VA B since 2014.

1

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2019

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Balanced Wealth Strategy Class B Shares	9,638,959.446	$104,466,016	$97,353,490	$89	$97,353,579	30,129,720	$1.538800	$15.183174
AB Growth and Income Class B Shares	8,399,792.657	248,635,654	249,977,829	(221)	249,977,608	66,912,738	1.645103	19.679929
AB Large Cap Growth Class B Shares	545,226.496	22,787,754	31,230,574	(184)	31,230,390	11,372,716	2.439752	17.177241
American Funds - Asset Allocation Class 2 Shares	34,429,316.062	759,903,722	819,073,429	(13)	819,073,416	194,454,343	1.857285	16.996598
American Funds - Bond Class 2 Shares	20,879,270.187	224,936,278	230,089,557	(174)	230,089,383	64,327,748	1.077985	11.323489
American Funds - Growth Class 2 Shares	8,435,191.738	614,574,894	679,623,398	231	679,623,629	60,243,138	2.493490	24.274122
American Funds - Growth-Income Class 2 Shares	11,547,324.381	539,908,587	578,290,005	(60)	578,289,945	55,567,642	2.373180	21.868044
American Funds - International Class 2 Shares	11,960,148.181	233,144,098	248,531,879	7	248,531,886	46,533,316	1.332038	14.760493
BlackRock Basic Value V.I. Class I Shares	1,455,733.209	21,242,688	20,016,332	(95)	20,016,237	6,249,446	2.327884	11.242195
BlackRock Global Allocation V.I. Class I Shares	625,717.661	10,066,626	10,712,286	-	10,712,286	4,729,879	1.899588	11.464901
BlackRock High Yield V.I. Class I Shares	489,421.952	3,582,718	3,636,405	15,448	3,651,853	1,340,935	2.238958	11.163125
DFA VA Equity Allocation	-	-	-	-	-	-	10.041461	10.042064
DFA VA Global Bond	-	-	-	-	-	-	10.008134	10.008736
DFA VA Global Moderate Allocation	-	-	-	-	-	-	10.028724	10.029328
DFA VA International Small	-	-	-	-	-	-	10.144432	10.145042
DFA VA International Value	-	-	-	-	-	-	10.031312	10.031917
DFA VA Short-Term Fixed	-	-	-	-	-	-	9.998584	9.999186
DFA VA U.S. Large Value	-	-	-	-	-	-	10.027809	10.028414
DFA VA U.S. Targeted Value	-	-	-	-	-	-	9.993026	9.993629
Fidelity® VIP Balanced Service Class 2	24,048,468.796	407,297,859	457,401,876	(154)	457,401,722	125,709,751	1.746019	17.713821
Fidelity® VIP Contrafund® Initial Class	5,604.854	177,882	208,332	18	208,350	44,170	2.285928	21.135276
Fidelity® VIP Contrafund® Service Class 2	18,597,752.819	608,345,801	671,378,877	87	671,378,964	122,971,431	1.961468	20.738773
Fidelity® VIP Equity-Income Initial Class	1,953.451	39,829	46,434	(3)	46,431	22,709	1.824600	12.435072
Fidelity® VIP Equity-Income Service Class 2	1,797,130.506	37,135,934	41,513,715	206	41,513,921	18,185,698	1.528339	12.479078
Fidelity® VIP Growth Initial Class	281.934	16,058	22,298	23	22,321	7,797	2.765269	17.388184
Fidelity® VIP Growth Service Class 2	505,016.689	25,244,719	39,103,442	97	39,103,539	14,824,936	2.304858	17.100992
Fidelity® VIP Growth Opportunities Service Class 2	62,524.105	1,814,403	3,004,283	36	3,004,319	862,593	2.648253	20.181601
Fidelity® VIP Mid Cap Initial Class	1,682.117	55,514	55,426	(1)	55,425	18,009	1.802422	17.954380
Fidelity® VIP Mid Cap Service Class 2	11,168,360.091	358,446,625	354,595,433	(222)	354,595,211	68,400,272	1.719714	17.617757
Fidelity® VIP Value Strategies Initial Class	25,624.049	336,664	341,056	(3)	341,053	81,496	1.887089	17.143663
Fidelity® VIP Value Strategies Service Class 2	12,477,084.556	165,107,507	167,567,246	138	167,567,384	41,539,468	0.431267	16.808811

See accompanying notes.	2

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2019

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Franklin Allocation Class 4 Shares	10,616,351.836	$75,726,255	$73,995,972	$(153)	$73,995,819	33,952,154	$1.488244	$11.522228
Franklin Income Class 2 Shares	3,633,493.294	54,766,986	57,808,878	(217)	57,808,661	36,589,063	1.370104	11.723515
Franklin Mutual Shares Class 2 Shares	728,887.681	13,070,300	13,710,377	59	13,710,436	9,029,439	1.331151	11.538677
Franklin Templeton Foreign Class 2 Shares	1,584,134.265	22,053,181	22,066,990	202	22,067,192	21,486,432	0.920506	10.693765
Invesco V.I. American Franchise Series II Shares	106,475.334	5,011,560	6,803,774	93	6,803,867	2,917,087	2.166813	15.806723
Janus Henderson - Enterprise Service Shares	286,101.332	14,662,586	22,868,079	(112)	22,867,967	7,606,776	1.941520	16.179423
Janus Henderson - Global Research Service Shares	455,212.030	14,576,564	25,159,569	32	25,159,601	16,122,487	1.157908	14.453939
Janus Henderson - Mid Cap Value Service Shares	194,613.216	3,041,365	3,137,165	(22)	3,137,143	1,112,449	1.874359	12.152028
MFS® New Discovery Service Class	2,480,009.181	40,298,245	44,689,765	92	44,689,857	12,964,008	2.091494	16.693531
MFS® Total Return Service Class	1,702,007.181	34,597,511	41,580,035	91	41,580,126	19,874,828	1.522898	12.155997
NVIT Emerging Markets Class D Shares	1,587.329	16,074	21,048	-	21,048	1,524	13.017488	13.897395
Rational Insider Buying VA	141,339.572	1,808,338	1,681,941	46	1,681,987	885,646	1.693544	12.852108
Rational Trend Aggregation VA	89,621.331	1,095,769	1,003,759	16	1,003,775	728,389	1.227518	9.616188
State Street Total Return V.I.S. Class 3 Shares	3,291,349.675	55,899,840	52,200,806	(15)	52,200,791	21,706,994	1.416357	14.248531
TA 60/40 Allocation Service Class	2,248,583.504	22,940,372	25,139,164	(3)	25,139,161	3,823,378	1.121332	11.552036
TA Aegon High Yield Bond Initial Class	9,303,741.049	71,917,649	72,383,105	(58)	72,383,047	29,667,346	1.308651	13.512196
TA Aegon High Yield Bond Service Class	19,657,031.182	155,697,313	155,487,117	87	155,487,204	31,316,439	1.490983	13.168392
TA Aegon U.S. Government Securities Initial Class	5,771,034.910	64,970,950	63,019,701	159	63,019,860	38,276,111	1.039926	10.629544
TA Aegon U.S. Government Securities Service Class	16,957,939.967	191,898,198	191,285,563	(248)	191,285,315	70,935,391	1.063947	10.715070
TA American Funds Managed Risk - Balanced Service Class	78,970,761.403	851,645,104	940,541,768	(678)	940,541,090	76,825,970	11.370637	12.842299
TA Barrow Hanley Dividend Focused Initial Class	14,346,254.284	257,629,082	323,794,959	223	323,795,182	116,924,848	1.403742	18.085286
TA Barrow Hanley Dividend Focused Service Class	7,259,204.100	157,044,415	163,985,421	183	163,985,604	39,289,800	1.481093	17.608666
TA BlackRock Global Allocation Service Class	75,523,449.144	1,014,801,203	1,137,383,144	(51)	1,137,383,093	409,496,790	1.313989	13.713017
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	27,064,514.897	256,478,369	271,457,084	(16)	271,457,068	25,329,115	10.115370	11.522436
TA BlackRock Global Allocation Managed Risk - Growth Service Class	19,391,681.739	182,595,346	196,825,570	(149)	196,825,421	18,027,295	10.331526	12.056512
TA BlackRock Global Real Estate Securities Initial Class	3,140,656.849	38,793,643	42,084,802	131	42,084,933	14,634,220	1.179595	12.822063
TA BlackRock Global Real Estate Securities Service Class	6,106,239.584	79,989,152	86,036,916	(130)	86,036,786	24,184,329	1.139268	12.491824
TA BlackRock Government Money Market Initial Class	88,720,227.663	88,720,226	88,720,228	(338)	88,719,890	82,743,032	0.795145	10.003450
TA BlackRock Government Money Market Service Class	348,883,106.762	348,883,104	348,883,107	(1,879)	348,881,228	155,242,739	0.781551	10.030370
TA BlackRock iShares Edge 100 Service Class	3,471,120.426	43,847,627	49,637,022	(5)	49,637,017	3,371,713	12.829046	15.243939

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2019

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA BlackRock iShares Edge 40 Initial Class	1,916,544.436	$18,086,597	$17,996,352	$199	$17,996,551	9,936,931	$1.260072	$11.707637
TA BlackRock iShares Edge 40 Service Class	31,383,362.210	285,965,859	292,492,936	(7)	292,492,929	115,789,426	1.102629	12.913756
TA BlackRock iShares Edge 50 Service Class	23,763,504.249	277,436,287	301,321,234	(35)	301,321,199	24,058,879	11.544790	12.969490
TA BlackRock iShares Edge 75 Service Class	8,633,026.407	106,979,138	117,927,141	6	117,927,147	8,767,414	12.175006	13.962134
TA BlackRock Tactical Allocation Service Class	79,047,454.604	1,218,139,766	1,256,854,528	101	1,256,854,629	361,724,078	1.329769	14.348419
TA Greystone International Growth Initial Class	9,964,974.486	82,304,959	82,908,588	(285)	82,908,303	46,784,649	1.325532	13.829997
TA Greystone International Growth Service Class	12,493,319.025	102,883,962	101,695,617	(274)	101,695,343	19,878,211	1.195671	13.480466
TA International Equity Index Service Class	3,344,207.775	35,897,954	38,023,642	12	38,023,654	3,400,933	10.797802	11.473030
TA Janus Balanced Service Class	59,380,461.919	833,456,705	998,779,369	(111)	998,779,258	184,402,723	1.542530	17.294286
TA Janus Mid-Cap Growth Initial Class	2,206,842.298	68,762,464	87,346,818	(168)	87,346,650	38,655,012	1.795996	19.589675
TA Janus Mid-Cap Growth Service Class	3,895,869.876	122,238,320	146,913,253	103	146,913,356	20,310,940	1.757537	19.079610
TA JPMorgan Asset Allocation - Conservative Initial Class	14,693,708.022	154,014,406	156,634,928	5,869	156,640,797	83,056,161	1.329137	11.807140
TA JPMorgan Asset Allocation - Conservative Service Class	94,676,643.099	979,386,972	995,998,285	(139)	995,998,146	338,740,194	1.252921	13.167548
TA JPMorgan Asset Allocation - Growth Initial Class	22,041,455.730	233,943,541	276,399,855	28	276,399,883	116,876,305	1.595850	13.498283
TA JPMorgan Asset Allocation - Growth Service Class	17,994,377.428	205,915,440	223,490,168	11	223,490,179	56,218,037	1.387149	16.876109
TA JPMorgan Asset Allocation - Moderate Initial Class	31,221,828.156	345,763,441	374,974,156	(183)	374,973,973	179,888,900	1.437501	12.275583
TA JPMorgan Asset Allocation - Moderate Service Class	480,266,931.596	5,504,198,596	5,681,557,801	552	5,681,558,353	1,411,687,562	1.336856	14.180773
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	39,789,453.989	459,190,199	494,980,808	(22)	494,980,786	221,095,017	1.538250	12.821497
TA JPMorgan Asset Allocation - Moderate Growth Service Class	267,546,478.076	3,121,073,335	3,277,444,356	(342)	3,277,444,014	1,072,176,193	1.361843	15.374127
TA JPMorgan Core Bond Service Class	18,899,128.557	261,993,552	267,800,652	(41)	267,800,611	63,811,767	1.068445	11.413570
TA JPMorgan Enhanced Index Initial Class	6,152,098.175	116,501,696	135,407,681	(61)	135,407,620	41,798,145	2.119775	21.859789
TA JPMorgan Enhanced Index Service Class	3,628,558.471	72,128,186	79,574,287	19	79,574,306	9,090,987	2.036622	21.302258
TA JPMorgan International Moderate Growth Initial Class	10,039.520	92,143	100,194	1	100,195	69,370	1.444364	12.088324
TA JPMorgan International Moderate Growth Service Class	56,325,625.470	534,212,222	556,497,180	77	556,497,257	263,802,109	1.033962	12.909243
TA JPMorgan Mid Cap Value Service Class	14,870,175.048	253,320,500	237,476,696	(131)	237,476,565	41,359,300	1.593432	18.373288
TA JPMorgan Tactical Allocation Service Class	76,863,973.098	1,129,556,229	1,220,599,893	(232)	1,220,599,661	260,751,494	1.210690	12.911714
TA Legg Mason Dynamic Allocation - Balanced Service Class	80,751,084.556	956,794,307	1,048,149,078	(412)	1,048,148,666	188,777,088	1.165230	13.295055
TA Legg Mason Dynamic Allocation - Growth Service Class	32,685,101.838	405,925,360	447,785,895	(276)	447,785,619	87,000,387	1.291710	13.860477
TA Levin Large Cap Value Service Class	1,043,322.122	10,415,834	10,944,449	1	10,944,450	1,468,558	1.023956	10.548792

See accompanying notes.	4

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2019

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA Madison Diversified Income Service Class	12,961,524.534	$160,619,844	$179,387,500	$36	$179,387,536	51,519,543	$1.413524	$13.855150
TA Managed Risk - Balanced ETF Service Class	434,141,720.803	5,020,032,773	5,570,038,278	(172)	5,570,038,106	1,162,728,895	1.182569	13.805374
TA Managed Risk - Conservative ETF Service Class	53,248,249.240	640,150,075	666,135,598	(134)	666,135,464	210,974,386	1.196153	13.194429
TA Managed Risk - Growth ETF Service Class	228,265,172.100	2,310,932,954	2,476,677,117	70	2,476,677,187	735,600,165	1.329704	14.924205
TA Market Participation Strategy Service Class	33,646,145.780	392,359,418	393,659,906	231	393,660,137	75,395,519	1.363611	14.947930
TA Morgan Stanley Capital Growth Initial Class	20,175,607.072	348,153,401	372,441,707	(54)	372,441,653	95,615,249	2.888357	17.724522
TA Morgan Stanley Capital Growth Service Class	20,339,644.935	355,524,882	362,045,680	136	362,045,816	31,609,616	2.705198	28.633381
TA Multi-Managed Balanced Initial Class	6,249,859.924	87,793,221	97,122,823	(78)	97,122,745	34,030,880	1.865642	12.838728
TA Multi-Managed Balanced Service Class	83,115,878.339	1,137,685,002	1,261,699,033	4	1,261,699,037	193,463,242	1.542353	16.935426
TA Multi-Manager Alternative Strategies Service Class	443,839.804	4,436,906	4,522,728	20	4,522,748	443,014	9.827363	10.759892
TA PIMCO Tactical - Balanced Service Class	43,786,414.528	511,401,860	545,140,861	(203)	545,140,658	133,079,664	1.182091	14.242665
TA PIMCO Tactical - Conservative Service Class	21,162,038.669	240,762,996	257,753,631	(35)	257,753,596	63,063,445	1.113454	13.812809
TA PIMCO Tactical - Growth Service Class	27,872,645.863	317,809,735	344,227,176	350	344,227,526	67,856,653	1.164471	14.795020
TA PIMCO Total Return Initial Class	13,825,519.653	157,691,120	162,588,111	(4,344)	162,583,767	97,537,181	1.098172	10.894618
TA PIMCO Total Return Service Class	61,924,133.866	709,625,584	721,416,160	104	721,416,264	289,976,616	1.129466	11.292052
TA PineBridge Inflation Opportunities Service Class	14,127,551.680	145,246,330	148,339,293	(198)	148,339,095	68,795,573	0.973687	10.721312
TA ProFunds UltraBear Service Class (OAM)	45,108,666.300	20,275,516	12,630,427	157	12,630,584	528,747,957	0.022659	4.277245
TA QS Investors Active Asset Allocation - Conservative Service Class	31,362,754.530	331,690,807	339,345,004	(70)	339,344,934	121,522,304	1.124829	12.586417
TA QS Investors Active Asset Allocation - Moderate Service Class	115,042,780.141	1,305,409,071	1,331,044,966	100	1,331,045,066	333,714,080	1.182371	12.826137
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	45,590,290.803	506,728,044	522,008,830	304	522,009,134	167,991,889	1.175003	13.178551
TA Small/Mid Cap Value Initial Class	5,880,399.406	114,155,749	114,726,592	(1)	114,726,591	18,085,702	1.942232	18.992028
TA Small/Mid Cap Value Service Class	7,908,534.013	152,011,138	149,629,464	44	149,629,508	26,380,984	1.900955	18.502409
TA T. Rowe Price Small Cap Initial Class	8,305,717.561	118,224,478	136,379,882	(135)	136,379,747	39,725,671	2.428118	23.134489
TA T. Rowe Price Small Cap Service Class	20,488,630.326	289,856,030	313,680,930	94	313,681,024	32,292,237	2.376942	22.537792
TA TS&W International Equity Initial Class	5,968,314.763	76,770,672	83,257,991	(91)	83,257,900	40,250,949	1.148231	13.472175
TA TS&W International Equity Service Class	3,348,090.790	42,601,277	46,304,096	(36)	46,304,060	10,975,213	1.003110	13.122850
TA U.S. Equity Index Service Class	12,794,704.664	159,008,010	178,742,024	10	178,742,034	13,156,763	13.126540	13.947190
TA WMC US Growth Initial Class	13,404,650.160	378,000,559	460,449,733	(175)	460,449,558	169,149,426	2.277493	25.976133
TA WMC US Growth Service Class	6,655,482.170	186,840,832	222,359,659	(307)	222,359,352	29,264,303	2.120650	25.299834
Vanguard® - Capital Growth	-	-	-	-	-	-	9.996130	9.996734

See accompanying notes.	5

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2019

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Vanguard® - Conservative Allocation	-	$-	$-	$-	$-	-	$10.017464	$10.018067
Vanguard® - Diversified Value	-	-	-	-	-	-	10.029067	10.029672
Vanguard® Balanced	-	-	-	-	-	-	10.018668	10.019273
Vanguard® Equity Income	-	-	-	-	-	-	10.011008	10.011612
Vanguard® Equity Index	106,339.200	3,936,033	5,072,380	-	5,072,380	1,106,204	2.537585	22.233362
Vanguard® Global Bond Index	-	-	-	-	-	-	10.003255	10.003858
Vanguard® Growth	-	-	-	-	-	-	10.020892	10.021498
Vanguard® High Yield Bond	-	-	-	-	-	-	9.998584	9.999187
Vanguard® International	97,619.678	2,304,683	2,830,971	(1)	2,830,970	570,592	1.634573	17.439617
Vanguard® Mid-Cap Index	95,176.196	2,049,806	2,287,084	(4)	2,287,080	344,777	2.227928	20.015600
Vanguard® Moderate Allocation	-	-	-	-	-	-	10.025212	10.025816
Vanguard® Money Market	-	-	-	-	-	-	10.002871	10.003474
Vanguard® Real Estate Index	52,695.724	679,927	724,039	13	724,052	164,384	1.854851	15.769934
Vanguard® Short-Term Investment Grade	390,977.714	4,142,924	4,238,198	17	4,238,215	834,530	1.122082	11.056859
Vanguard® Total Bond Market Index	300,688.005	3,542,055	3,671,401	-	3,671,401	550,251	1.208206	11.323946
Vanguard® Total International Stock Market Index	-	-	-	-	-	-	10.064487	10.065095
Vanguard® Total Stock Market Index	-	-	-	-	-	-	10.026688	10.027294
Voya Global Perspectives Class S Shares	1,996.738	20,446	22,324	-	22,324	1,913	11.216562	11.895959
Voya Large Cap Value Class S Shares	100.952	1,109	1,215	1	1,216	93	12.302833	13.010274
Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-	11.168304	11.620652
Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-	11.748723	12.224651
Wanger International	14,225.175	378,706	369,855	(4)	369,851	58,273	1.574251	14.443439
Wanger USA	-	-	-	-	-	-	2.658889	21.867468

See accompanying notes.	6

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	AB Balanced Wealth Strategy Class B Shares	AB Growth and Income Class B Shares	AB Large Cap Growth Class B Shares	American Funds - Asset Allocation Class 2 Shares	American Funds -Bond Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$99,946,976	$246,477,664	$32,262,769	$769,063,617	$217,547,968

Investment Income:
Reinvested Dividends	1,617,506	1,809,471	-	12,210,863	4,778,399
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,559,063	3,541,890	479,664	12,768,143	3,318,369

Net Investment Income (Loss)	58,443	(1,732,419)	(479,664)	(557,280)	1,460,030

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,238,786	27,505,699	3,650,529	32,935,152	270,918
Realized Gain (Loss) on Investments	(1,648,836)	8,700,569	3,039,944	21,372,558	(2,781,737)

Net Realized Capital Gains (Losses) on Investments	5,589,950	36,206,268	6,690,473	54,307,710	(2,510,819)
Net Change in Unrealized Appreciation (Depreciation)	(13,089,972)	(51,135,115)	(5,657,473)	(99,480,280)	(4,012,883)

Net Gain (Loss) on Investment	(7,500,022)	(14,928,847)	1,033,000	(45,172,570)	(6,523,702)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,441,579)	(16,661,266)	553,336	(45,729,850)	(5,063,672)

Increase (Decrease) in Net Assets from Contract Transactions	(7,300,359)	(17,928,909)	(5,077,892)	(45,576,136)	(15,297,282)

Total Increase (Decrease) in Net Assets	(14,741,938)	(34,590,175)	(4,524,556)	(91,305,986)	(20,360,954)

Net Assets as of December 31, 2018:	$85,205,038	$211,887,489	$27,738,213	$677,757,631	$197,187,014

Investment Income:
Reinvested Dividends	2,197,252	2,424,069	-	14,772,667	5,733,998
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,499,041	3,432,311	451,954	12,642,052	3,500,990

Net Investment Income (Loss)	698,211	(1,008,242)	(451,954)	2,130,615	2,233,008

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,398,615	25,480,824	3,928,335	38,619,469	-
Realized Gain (Loss) on Investments	(2,877,363)	2,342,042	2,842,313	13,318,368	(203,801)

Net Realized Capital Gains (Losses) on Investments	8,521,252	27,822,866	6,770,648	51,937,837	(203,801)
Net Change in Unrealized Appreciation (Depreciation)	4,633,018	18,829,483	2,037,962	77,270,939	13,177,362

Net Gain (Loss) on Investment	13,154,270	46,652,349	8,808,610	129,208,776	12,973,561

Net Increase (Decrease) in Net Assets Resulting from Operations	13,852,481	45,644,107	8,356,656	131,339,391	15,206,569

Increase (Decrease) in Net Assets from Contract Transactions	(1,703,940)	(7,553,988)	(4,864,479)	9,976,394	17,695,800

Total Increase (Decrease) in Net Assets	12,148,541	38,090,119	3,492,177	141,315,785	32,902,369

Net Assets as of December 31, 2019:	$97,353,579	$249,977,608	$31,230,390	$819,073,416	$230,089,383

See accompanying notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	American Funds -Growth Class 2 Shares	American Funds -Growth- Income Class 2 Shares	American Funds - International Class 2 Shares	BlackRock Basic Value V.I. Class I Shares	BlackRock Global Allocation V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$442,900,974	$420,162,453	$191,936,131	$21,702,345	$13,086,962

Investment Income:
Reinvested Dividends	2,124,919	6,343,618	3,595,577	369,139	108,826
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,094,717	7,278,774	3,342,873	308,551	181,201

Net Investment Income (Loss)	(5,969,798)	(935,156)	252,704	60,588	(72,375)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	48,391,290	30,234,362	9,573,365	2,139,347	425,765
Realized Gain (Loss) on Investments	4,457,417	(704,970)	3,201,138	678,010	281,818

Net Realized Capital Gains (Losses) on Investments	52,848,707	29,529,392	12,774,503	2,817,357	707,583
Net Change in Unrealized Appreciation (Depreciation)	(56,482,165)	(43,629,350)	(43,962,836)	(4,666,757)	(1,633,656)

Net Gain (Loss) on Investment	(3,633,458)	(14,099,958)	(31,188,333)	(1,849,400)	(926,073)

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,603,256)	(15,035,114)	(30,935,629)	(1,788,812)	(998,448)

Increase (Decrease) in Net Assets from Contract Transactions	9,037,082	4,385,777	25,793,760	(2,063,897)	(1,678,374)

Total Increase (Decrease) in Net Assets	(566,174)	(10,649,337)	(5,141,869)	(3,852,709)	(2,676,822)

Net Assets as of December 31, 2018:	$442,334,800	$409,513,116	$186,794,262	$17,849,636	$10,410,140

Investment Income:
Reinvested Dividends	4,454,126	8,813,275	3,346,694	459,455	132,353
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,038,879	7,932,926	3,531,148	294,258	165,744

Net Investment Income (Loss)	(4,584,753)	880,349	(184,454)	165,197	(33,391)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	56,711,549	49,216,940	5,420,086	1,618,482	352,740
Realized Gain (Loss) on Investments	5,286,158	(1,716,371)	843,451	3,117	112,093

Net Realized Capital Gains (Losses) on Investments	61,997,707	47,500,569	6,263,537	1,621,599	464,833
Net Change in Unrealized Appreciation (Depreciation)	80,035,525	55,795,378	34,483,647	2,013,108	1,168,797

Net Gain (Loss) on Investment	142,033,232	103,295,947	40,747,184	3,634,707	1,633,630

Net Increase (Decrease) in Net Assets Resulting from Operations	137,448,479	104,176,296	40,562,730	3,799,904	1,600,239

Increase (Decrease) in Net Assets from Contract Transactions	99,840,350	64,600,533	21,174,894	(1,633,303)	(1,298,093)

Total Increase (Decrease) in Net Assets	237,288,829	168,776,829	61,737,624	2,166,601	302,146

Net Assets as of December 31, 2019:	$679,623,629	$578,289,945	$248,531,886	$20,016,237	$10,712,286

See accompanying notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	BlackRock High Yield V.I. Class I Shares	DFA VA Equity Allocation	DFA VA Global Bond	DFA VA Global Moderate Allocation	DFA VA International Small
	Subaccount	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)

Net Assets as of December 31, 2017:	$4,411,875	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	219,471	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	58,048	-	-	-	-

Net Investment Income (Loss)	161,423	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	(1,123)	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	(1,123)	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(313,526)	-	-	-	-

Net Gain (Loss) on Investment	(314,649)	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(153,226)	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(645,691)	-	-	-	-

Total Increase (Decrease) in Net Assets	(798,917)	-	-	-	-

Net Assets as of December 31, 2018:	$3,612,958	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	199,545	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	54,336	-	-	-	-

Net Investment Income (Loss)	145,209	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	(15,482)	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	(15,482)	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	341,344	-	-	-	-

Net Gain (Loss) on Investment	325,862	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	471,071	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(432,176)	-	-	-	-

Total Increase (Decrease) in Net Assets	38,895	-	-	-	-

Net Assets as of December 31, 2019:	$3,651,853	$-	$-	$-	$-

See accompanying notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	DFA VA International Value	DFA VA Short-Term Fixed	DFA VA U.S. Large Value	DFA VA U.S. Targeted Value	Fidelity® VIP Balanced Service Class 2
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount

Net Assets as of December 31, 2017:	$-	$-	$-	$-	$382,158,570

Investment Income:
Reinvested Dividends	-	-	-	-	5,068,360
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	5,519,528

Net Investment Income (Loss)	-	-	-	-	(451,168)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	19,614,679
Realized Gain (Loss) on Investments	-	-	-	-	6,148,770

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	25,763,449
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	(48,459,536)

Net Gain (Loss) on Investment	-	-	-	-	(22,696,087)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	(23,147,255)

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	5,923,849

Total Increase (Decrease) in Net Assets	-	-	-	-	(17,223,406)

Net Assets as of December 31, 2018:	$-	$-	$-	$-	$364,935,164

Investment Income:
Reinvested Dividends	-	-	-	-	6,623,149
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	5,855,846

Net Investment Income (Loss)	-	-	-	-	767,303

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	19,237,310
Realized Gain (Loss) on Investments	-	-	-	-	5,136,333

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	24,373,643
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	57,610,293

Net Gain (Loss) on Investment	-	-	-	-	81,983,936

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	82,751,239

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	9,715,319

Total Increase (Decrease) in Net Assets	-	-	-	-	92,466,558

Net Assets as of December 31, 2019:	$-	$-	$-	$-	$457,401,722

See accompanying notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$258,065	$579,167,529	$43,356	$48,184,382	$18,642

Investment Income:
Reinvested Dividends	1,769	2,494,459	954	879,594	47
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,597	8,300,180	303	666,709	153
Net Investment Income (Loss)	172	(5,805,721)	651	212,885	(106)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	21,620	51,034,223	1,934	2,172,474	2,671
Realized Gain (Loss) on Investments	2,083	17,151,788	327	1,024,575	258
Net Realized Capital Gains (Losses) on Investments	23,703	68,186,011	2,261	3,197,049	2,929
Net Change in Unrealized Appreciation (Depreciation)	(40,170)	(105,225,469)	(6,659)	(7,643,072)	(2,912)
Net Gain (Loss) on Investment	(16,467)	(37,039,458)	(4,398)	(4,446,023)	17

Net Increase (Decrease) in Net Assets Resulting from Operations	(16,295)	(42,845,179)	(3,747)	(4,233,138)	(89)

Increase (Decrease) in Net Assets from Contract Transactions	(20,408)	(41,551,871)	(1,576)	(6,211,153)	(992)

Total Increase (Decrease) in Net Assets	(36,703)	(84,397,050)	(5,323)	(10,444,291)	(1,081)

Net Assets as of December 31, 2018:	$221,362	$494,770,479	$38,033	$37,740,091	$17,561

Investment Income:
Reinvested Dividends	943	1,315,196	864	720,868	53
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,599	8,431,892	306	606,408	158
Net Investment Income (Loss)	(656)	(7,116,696)	558	114,460	(105)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	28,268	65,307,186	2,679	2,708,730	1,223
Realized Gain (Loss) on Investments	11,284	4,777,581	247	552,417	245
Net Realized Capital Gains (Losses) on Investments	39,552	70,084,767	2,926	3,261,147	1,468
Net Change in Unrealized Appreciation (Depreciation)	26,129	84,849,473	6,428	5,636,243	4,343
Net Gain (Loss) on Investment	65,681	154,934,240	9,354	8,897,390	5,811

Net Increase (Decrease) in Net Assets Resulting from Operations	65,025	147,817,544	9,912	9,011,850	5,706

Increase (Decrease) in Net Assets from Contract Transactions	(78,037)	28,790,941	(1,514)	(5,238,020)	(946)

Total Increase (Decrease) in Net Assets	(13,012)	176,608,485	8,398	3,773,830	4,760

Net Assets as of December 31, 2019:	$208,350	$671,378,964	$46,431	$41,513,921	$22,321

See accompanying notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Value Strategies Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$40,016,140	$2,711,713	$108,346	$374,376,908	$330,169

Investment Income:
Reinvested Dividends	16,492	2,369	652	1,437,146	2,997
Investment Expense:
Mortality and Expense Risk and Administrative Charges	591,086	39,014	666	5,342,934	2,257
Net Investment Income (Loss)	(574,594)	(36,645)	(14)	(3,905,788)	740

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,700,663	150,648	8,670	32,160,139	14,038
Realized Gain (Loss) on Investments	3,611,091	474,380	654	6,025,991	(5,806)
Net Realized Capital Gains (Losses) on Investments	9,311,754	625,028	9,324	38,186,130	8,232
Net Change in Unrealized Appreciation (Depreciation)	(8,969,884)	(304,192)	(23,703)	(89,722,843)	(73,222)
Net Gain (Loss) on Investment	341,870	320,836	(14,379)	(51,536,713)	(64,990)

Net Increase (Decrease) in Net Assets Resulting from Operations	(232,724)	284,191	(14,393)	(55,442,501)	(64,250)

Increase (Decrease) in Net Assets from Contract Transactions	(6,087,010)	(649,439)	(11,283)	(30,103,231)	(10,630)

Total Increase (Decrease) in Net Assets	(6,319,734)	(365,248)	(25,676)	(85,545,732)	(74,880)

Net Assets as of December 31, 2018:	$33,696,406	$2,346,465	$82,670	$288,831,176	$255,289

Investment Income:
Reinvested Dividends	20,908	-	514	2,263,157	5,152
Investment Expense:
Mortality and Expense Risk and Administrative Charges	562,709	42,297	391	4,781,255	1,963
Net Investment Income (Loss)	(541,801)	(42,297)	123	(2,518,098)	3,189

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,381,287	229,667	9,939	35,860,054	27,000
Realized Gain (Loss) on Investments	2,699,314	148,960	(9,861)	(3,292,640)	(21,057)
Net Realized Capital Gains (Losses) on Investments	5,080,601	378,627	78	32,567,414	5,943
Net Change in Unrealized Appreciation (Depreciation)	5,689,979	537,896	15,696	31,784,357	79,266
Net Gain (Loss) on Investment	10,770,580	916,523	15,774	64,351,771	85,209

Net Increase (Decrease) in Net Assets Resulting from Operations	10,228,779	874,226	15,897	61,833,673	88,398

Increase (Decrease) in Net Assets from Contract Transactions	(4,821,646)	(216,372)	(43,142)	3,930,362	(2,634)

Total Increase (Decrease) in Net Assets	5,407,133	657,854	(27,245)	65,764,035	85,764

Net Assets as of December 31, 2019:	$39,103,539	$3,004,319	$55,425	$354,595,211	$341,053

See accompanying notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Fidelity® VIP Value Strategies Service Class 2	Franklin Allocation Class 4 Shares	Franklin Income Class 2 Shares	Franklin Mutual Shares Class 2 Shares	Franklin Templeton Foreign Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$149,707,366	$104,865,929	$76,044,090	$17,081,386	$32,841,409

Investment Income:
Reinvested Dividends	1,011,720	2,663,278	3,328,980	368,906	777,061
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,073,720	1,536,772	1,023,792	233,440	441,133
Net Investment Income (Loss)	(1,062,000)	1,126,506	2,305,188	135,466	335,928

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,379,381	2,179,614	-	574,432	-
Realized Gain (Loss) on Investments	3,097,543	(43,118)	1,036,646	535,517	406,202
Net Realized Capital Gains (Losses) on Investments	9,476,924	2,136,496	1,036,646	1,109,949	406,202
Net Change in Unrealized Appreciation (Depreciation)	(35,838,580)	(12,814,671)	(7,030,985)	(2,802,329)	(5,652,067)
Net Gain (Loss) on Investment	(26,361,656)	(10,678,175)	(5,994,339)	(1,692,380)	(5,245,865)

Net Increase (Decrease) in Net Assets Resulting from Operations	(27,423,656)	(9,551,669)	(3,689,151)	(1,556,914)	(4,909,937)

Increase (Decrease) in Net Assets from Contract Transactions	(5,287,263)	(20,304,661)	(12,420,005)	(2,199,957)	(4,608,750)

Total Increase (Decrease) in Net Assets	(32,710,919)	(29,856,330)	(16,109,156)	(3,756,871)	(9,518,687)

Net Assets as of December 31, 2018:	$116,996,447	$75,009,599	$59,934,934	$13,324,515	$23,322,722

Investment Income:
Reinvested Dividends	2,122,018	2,521,846	3,242,366	243,769	396,020
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,078,951	1,253,233	888,397	202,021	346,481
Net Investment Income (Loss)	43,067	1,268,613	2,353,969	41,748	49,539

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,426,804	4,851,571	979,963	1,303,445	236,381
Realized Gain (Loss) on Investments	(1,185,482)	(1,012,709)	682,347	385,893	(95,813)
Net Realized Capital Gains (Losses) on Investments	11,241,322	3,838,862	1,662,310	1,689,338	140,568
Net Change in Unrealized Appreciation (Depreciation)	27,337,715	7,257,683	4,130,408	852,859	2,141,308
Net Gain (Loss) on Investment	38,579,037	11,096,545	5,792,718	2,542,197	2,281,876

Net Increase (Decrease) in Net Assets Resulting from Operations	38,622,104	12,365,158	8,146,687	2,583,945	2,331,415

Increase (Decrease) in Net Assets from Contract Transactions	11,948,833	(13,378,938)	(10,272,960)	(2,198,024)	(3,586,945)

Total Increase (Decrease) in Net Assets	50,570,937	(1,013,780)	(2,126,273)	385,921	(1,255,530)

Net Assets as of December 31, 2019:	$167,567,384	$73,995,819	$57,808,661	$13,710,436	$22,067,192

See accompanying notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Invesco V.I. American Franchise Series II Shares	Janus Henderson - Enterprise Service Shares	Janus Henderson - Global Research Service Shares	Janus Henderson - Mid Cap Value Service Shares	MFS® New Discovery Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$7,305,661	$22,591,758	$29,147,018	$3,228,213	$44,936,194

Investment Income:
Reinvested Dividends	-	30,151	264,104	26,976	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	109,445	336,993	410,761	44,126	682,331
Net Investment Income (Loss)	(109,445)	(306,842)	(146,657)	(17,150)	(682,331)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	466,002	1,110,104	-	267,993	6,339,944
Realized Gain (Loss) on Investments	540,953	1,657,479	2,273,173	21,836	1,658,627
Net Realized Capital Gains (Losses) on Investments	1,006,955	2,767,583	2,273,173	289,829	7,998,571
Net Change in Unrealized Appreciation (Depreciation)	(1,171,656)	(2,727,077)	(4,181,013)	(738,753)	(7,955,942)
Net Gain (Loss) on Investment	(164,701)	40,506	(1,907,840)	(448,924)	42,629

Net Increase (Decrease) in Net Assets Resulting from Operations	(274,146)	(266,336)	(2,054,497)	(466,074)	(639,702)

Increase (Decrease) in Net Assets from Contract Transactions	(1,117,449)	(2,568,178)	(4,185,499)	(196,035)	(6,673,551)

Total Increase (Decrease) in Net Assets	(1,391,595)	(2,834,514)	(6,239,996)	(662,109)	(7,313,253)

Net Assets as of December 31, 2018:	$5,914,066	$19,757,244	$22,907,022	$2,566,104	$37,622,941

Investment Income:
Reinvested Dividends	-	11,147	209,044	43,252	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	98,317	335,171	367,067	42,648	649,844
Net Investment Income (Loss)	(98,317)	(324,024)	(158,023)	604	(649,844)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	950,874	1,386,900	1,514,428	220,528	8,415,374
Realized Gain (Loss) on Investments	436,465	1,897,708	1,863,928	(424)	1,152,956
Net Realized Capital Gains (Losses) on Investments	1,387,339	3,284,608	3,378,356	220,104	9,568,330
Net Change in Unrealized Appreciation (Depreciation)	616,117	3,268,698	2,572,028	490,722	5,011,410
Net Gain (Loss) on Investment	2,003,456	6,553,306	5,950,384	710,826	14,579,740

Net Increase (Decrease) in Net Assets Resulting from Operations	1,905,139	6,229,282	5,792,361	711,430	13,929,896

Increase (Decrease) in Net Assets from Contract Transactions	(1,015,338)	(3,118,559)	(3,539,782)	(140,391)	(6,862,980)

Total Increase (Decrease) in Net Assets	889,801	3,110,723	2,252,579	571,039	7,066,916

Net Assets as of December 31, 2019:	$6,803,867	$22,867,967	$25,159,601	$3,137,143	$44,689,857

See accompanying notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	MFS® Total Return Service Class	NVIT Emerging Markets Class D Shares	Rational Insider Buying VA	Rational Trend Aggregation VA	State Street Total Return V.I.S. Class 3 Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$50,663,588	$21,682	$2,476,679	$1,769,682	$57,477,545

Investment Income:
Reinvested Dividends	901,922	70	15,064	61,560	1,027,740
Investment Expense:
Mortality and Expense Risk and Administrative Charges	684,652	98	32,038	21,256	904,553
Net Investment Income (Loss)	217,270	(28)	(16,974)	40,304	123,187

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,076,836	-	100,840	-	10,847,520
Realized Gain (Loss) on Investments	1,923,864	82	(245,228)	(1,146)	1,253,802
Net Realized Capital Gains (Losses) on Investments	4,000,700	82	(144,388)	(1,146)	12,101,322
Net Change in Unrealized Appreciation (Depreciation)	(7,499,871)	(3,942)	9,063	(132,851)	(16,719,837)
Net Gain (Loss) on Investment	(3,499,171)	(3,860)	(135,325)	(133,997)	(4,618,515)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,281,901)	(3,888)	(152,299)	(93,693)	(4,495,328)

Increase (Decrease) in Net Assets from Contract Transactions	(6,817,023)	(285)	(435,979)	(305,011)	(4,370,666)

Total Increase (Decrease) in Net Assets	(10,098,924)	(4,173)	(588,278)	(398,704)	(8,865,994)

Net Assets as of December 31, 2018:	$40,564,664	$17,509	$1,888,401	$1,370,978	$48,611,551

Investment Income:
Reinvested Dividends	874,270	414	-	28,140	1,070,124
Investment Expense:
Mortality and Expense Risk and Administrative Charges	618,768	93	26,092	16,336	815,848
Net Investment Income (Loss)	255,502	321	(26,092)	11,804	254,276

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,117,782	-	330,085	-	-
Realized Gain (Loss) on Investments	1,588,777	68	(315,862)	(42,404)	(2,003,683)
Net Realized Capital Gains (Losses) on Investments	2,706,559	68	14,223	(42,404)	(2,003,683)
Net Change in Unrealized Appreciation (Depreciation)	4,069,210	3,432	394,113	105,590	8,292,530
Net Gain (Loss) on Investment	6,775,769	3,500	408,336	63,186	6,288,847

Net Increase (Decrease) in Net Assets Resulting from Operations	7,031,271	3,821	382,244	74,990	6,543,123

Increase (Decrease) in Net Assets from Contract Transactions	(6,015,809)	(282)	(588,658)	(442,193)	(2,953,883)

Total Increase (Decrease) in Net Assets	1,015,462	3,539	(206,414)	(367,203)	3,589,240

Net Assets as of December 31, 2019:	$41,580,126	$21,048	$1,681,987	$1,003,775	$52,200,791

See accompanying notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA 60/40 Allocation Service Class	TA Aegon High Yield Bond Initial Class	TA Aegon High Yield Bond Service Class	TA Aegon U.S. Government Securities Initial Class
	Subaccount(1)	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$-	$82,935,784	$157,652,721	$65,046,767

Investment Income:
Reinvested Dividends	-	4,803,811	9,081,105	1,801,119
Investment Expense:
Mortality and Expense Risk and Administrative Charges	27,257	1,134,796	2,197,967	909,475
Net Investment Income (Loss)	(27,257)	3,669,015	6,883,138	891,644

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(9,588)	(662,004)	(1,048,014)	(2,543,945)
Net Realized Capital Gains (Losses) on Investments	(9,588)	(662,004)	(1,048,014)	(2,543,945)
Net Change in Unrealized Appreciation (Depreciation)	(361,181)	(5,738,382)	(11,960,675)	831,313
Net Gain (Loss) on Investment	(370,769)	(6,400,386)	(13,008,689)	(1,712,632)

Net Increase (Decrease) in Net Assets Resulting from Operations	(398,026)	(2,731,371)	(6,125,551)	(820,988)

Increase (Decrease) in Net Assets from Contract Transactions	7,957,827	(12,687,646)	(14,115,742)	(2,011,064)

Total Increase (Decrease) in Net Assets	7,559,801	(15,419,017)	(20,241,293)	(2,832,052)

Net Assets as of December 31, 2018:	$7,559,801	$67,516,767	$137,411,428	$62,214,715

Investment Income:
Reinvested Dividends	28,333	4,514,414	8,817,946	1,295,320
Investment Expense:
Mortality and Expense Risk and Administrative Charges	197,245	1,067,545	2,076,125	970,239
Net Investment Income (Loss)	(168,912)	3,446,869	6,741,821	325,081

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	21,063	-	-	-
Realized Gain (Loss) on Investments	109,459	(381,155)	(298,140)	(2,216,242)
Net Realized Capital Gains (Losses) on Investments	130,522	(381,155)	(298,140)	(2,216,242)
Net Change in Unrealized Appreciation (Depreciation)	2,559,973	5,346,463	10,448,923	4,869,715
Net Gain (Loss) on Investment	2,690,495	4,965,308	10,150,783	2,653,473

Net Increase (Decrease) in Net Assets Resulting from Operations	2,521,583	8,412,177	16,892,604	2,978,554

Increase (Decrease) in Net Assets from Contract Transactions	15,057,777	(3,545,897)	1,183,172	(2,173,409)

Total Increase (Decrease) in Net Assets	17,579,360	4,866,280	18,075,776	805,145

Net Assets as of December 31, 2019:	$25,139,161	$72,383,047	$155,487,204	$63,019,860

See accompanying notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA Aegon U.S. Government Securities Service Class	TA American Funds Managed Risk -Balanced Service Class	TA Barrow Hanley Dividend Focused Initial Class	TA Barrow Hanley Dividend Focused Service Class	TA BlackRock Global Allocation Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$198,887,348	$652,612,767	$400,085,233	$184,816,342	$1,370,732,763

Investment Income:
Reinvested Dividends	4,495,288	6,179,142	7,680,832	3,230,567	14,147,367
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,637,035	9,593,574	5,359,548	2,467,327	17,717,611
Net Investment Income (Loss)	1,858,253	(3,414,432)	2,321,284	763,240	(3,570,244)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	23,701,607	-	-	13,664,203
Realized Gain (Loss) on Investments	(11,098,320)	9,808,407	35,262,540	12,052,134	17,963,660
Net Realized Capital Gains (Losses) on Investments	(11,098,320)	33,510,014	35,262,540	12,052,134	31,627,863
Net Change in Unrealized Appreciation (Depreciation)	7,982,314	(84,432,499)	(82,401,218)	(34,763,229)	(139,096,319)
Net Gain (Loss) on Investment	(3,116,006)	(50,922,485)	(47,138,678)	(22,711,095)	(107,468,456)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,257,753)	(54,336,917)	(44,817,394)	(21,947,855)	(111,038,700)

Increase (Decrease) in Net Assets from Contract Transactions	121,067,933	126,039,608	(56,370,913)	(23,679,473)	(158,671,215)

Total Increase (Decrease) in Net Assets	119,810,180	71,702,691	(101,188,307)	(45,627,328)	(269,709,915)

Net Assets as of December 31, 2018:	$318,697,528	$724,315,458	$298,896,926	$139,189,014	$1,101,022,848

Investment Income:
Reinvested Dividends	3,749,792	10,357,467	7,809,530	3,412,904	10,556,258
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,174,920	10,947,262	4,723,485	2,187,316	15,534,231
Net Investment Income (Loss)	574,872	(589,795)	3,086,045	1,225,588	(4,977,973)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	19,343,664	47,985,181	23,577,688	46,258,602
Realized Gain (Loss) on Investments	(868,591)	7,909,277	16,832,285	6,478,014	15,236,495
Net Realized Capital Gains (Losses) on Investments	(868,591)	27,252,941	64,817,466	30,055,702	61,495,097
Net Change in Unrealized Appreciation (Depreciation)	11,436,754	96,675,825	(5,112,750)	(1,348,904)	112,916,895
Net Gain (Loss) on Investment	10,568,163	123,928,766	59,704,716	28,706,798	174,411,992

Net Increase (Decrease) in Net Assets Resulting from Operations	11,143,035	123,338,971	62,790,761	29,932,386	169,434,019

Increase (Decrease) in Net Assets from Contract Transactions	(138,555,248)	92,886,661	(37,892,505)	(5,135,796)	(133,073,774)

Total Increase (Decrease) in Net Assets	(127,412,213)	216,225,632	24,898,256	24,796,590	36,360,245

Net Assets as of December 31, 2019:	$191,285,315	$940,541,090	$323,795,182	$163,985,604	$1,137,383,093

See accompanying notes. (1) See Footnote 1	17

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA BlackRock Global Allocation Managed Risk - Balanced Service Class	TA BlackRock Global Allocation Managed Risk - Growth Service Class	TA BlackRock Global Real Estate Securities Initial Class	TA BlackRock Global Real Estate Securities Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$198,315,259	$208,532,393	$45,370,142	$87,690,297

Investment Income:
Reinvested Dividends	2,586,089	2,550,098	3,489,249	6,318,328
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,867,457	2,758,739	611,899	1,140,464
Net Investment Income (Loss)	(281,368)	(208,641)	2,877,350	5,177,864

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,672,362	-	-
Realized Gain (Loss) on Investments	(1,264,990)	(1,212,505)	846,951	67,515
Net Realized Capital Gains (Losses) on Investments	(1,264,990)	459,857	846,951	67,515
Net Change in Unrealized Appreciation (Depreciation)	(19,185,140)	(23,964,658)	(8,522,670)	(14,750,973)
Net Gain (Loss) on Investment	(20,450,130)	(23,504,801)	(7,675,719)	(14,683,458)

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,731,498)	(23,713,442)	(4,798,369)	(9,505,594)

Increase (Decrease) in Net Assets from Contract Transactions	39,190,066	(5,419,377)	(4,880,100)	(9,960,648)

Total Increase (Decrease) in Net Assets	18,458,568	(29,132,819)	(9,678,469)	(19,466,242)

Net Assets as of December 31, 2018:	$216,773,827	$179,399,574	$35,691,673	$68,224,055

Investment Income:
Reinvested Dividends	7,293,995	6,251,984	370,613	466,477
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,172,228	2,536,294	616,460	1,103,251
Net Investment Income (Loss)	4,121,767	3,715,690	(245,847)	(636,774)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(676,577)	(805,233)	580,149	370,381
Net Realized Capital Gains (Losses) on Investments	(676,577)	(805,233)	580,149	370,381
Net Change in Unrealized Appreciation (Depreciation)	26,642,324	25,498,256	8,035,199	15,958,137
Net Gain (Loss) on Investment	25,965,747	24,693,023	8,615,348	16,328,518

Net Increase (Decrease) in Net Assets Resulting from Operations	30,087,514	28,408,713	8,369,501	15,691,744

Increase (Decrease) in Net Assets from Contract Transactions	24,595,727	(10,982,866)	(1,976,241)	2,120,987

Total Increase (Decrease) in Net Assets	54,683,241	17,425,847	6,393,260	17,812,731

Net Assets as of December 31, 2019:	$271,457,068	$196,825,421	$42,084,933	$86,036,786

See accompanying notes. (1) See Footnote 1	18

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA BlackRock Government Money Market Initial Class	TA BlackRock Government Money Market Service Class	TA BlackRock iShares Edge 100 Service Class	TA BlackRock iShares Edge 40 Initial Class	TA BlackRock iShares Edge 40 Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$89,165,490	$296,558,369	$39,921,039	$19,894,941	$324,322,394

Investment Income:
Reinvested Dividends	1,579,630	2,621,215	499,500	351,672	5,013,195
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,363,382	4,237,802	484,094	273,732	4,171,345
Net Investment Income (Loss)	216,248	(1,616,587)	15,406	77,940	841,850

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	487,976	-	-
Realized Gain (Loss) on Investments	-	-	2,206,755	563,431	6,384,143
Net Realized Capital Gains (Losses) on Investments	-	-	2,694,731	563,431	6,384,143
Net Change in Unrealized Appreciation (Depreciation)	-	-	(5,174,265)	(1,671,886)	(24,843,508)
Net Gain (Loss) on Investment	-	-	(2,479,534)	(1,108,455)	(18,459,365)

Net Increase (Decrease) in Net Assets Resulting from Operations	216,248	(1,616,587)	(2,464,128)	(1,030,515)	(17,617,515)

Increase (Decrease) in Net Assets from Contract Transactions	3,354,828	44,939,274	(2,536,990)	(2,026,981)	(29,431,955)

Total Increase (Decrease) in Net Assets	3,571,076	43,322,687	(5,001,118)	(3,057,496)	(47,049,470)

Net Assets as of December 31, 2018:	$92,736,566	$339,881,056	$34,919,921	$16,837,445	$277,272,924

Investment Income:
Reinvested Dividends	1,686,454	5,653,632	626,168	391,854	5,645,815
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,366,550	4,440,272	473,704	261,366	3,904,379
Net Investment Income (Loss)	319,904	1,213,360	152,464	130,488	1,741,436

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,219,459	2,317,945	37,870,056
Realized Gain (Loss) on Investments	-	-	1,898,312	226,711	5,303,499
Net Realized Capital Gains (Losses) on Investments	-	-	3,117,771	2,544,656	43,173,555
Net Change in Unrealized Appreciation (Depreciation)	-	-	5,075,222	(458,790)	(8,549,938)
Net Gain (Loss) on Investment	-	-	8,192,993	2,085,866	34,623,617

Net Increase (Decrease) in Net Assets Resulting from Operations	319,904	1,213,360	8,345,457	2,216,354	36,365,053

Increase (Decrease) in Net Assets from Contract Transactions	(4,336,580)	7,786,812	6,371,639	(1,057,248)	(21,145,048)

Total Increase (Decrease) in Net Assets	(4,016,676)	9,000,172	14,717,096	1,159,106	15,220,005

Net Assets as of December 31, 2019:	$88,719,890	$348,881,228	$49,637,017	$17,996,551	$292,492,929

See accompanying notes. (1) See Footnote 1	19

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA BlackRock iShares Edge 50 Service Class	TA BlackRock iShares Edge 75 Service Class	TA BlackRock Tactical Allocation Service Class	TA Greystone International Growth Initial Class	TA Greystone International Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$63,218,179	$26,367,946	$1,483,799,252	$86,501,729	$116,136,840

Investment Income:
Reinvested Dividends	934,670	366,297	13,538,055	1,034,176	1,010,086
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,192,147	475,470	19,357,222	1,215,170	1,461,482
Net Investment Income (Loss)	(257,477)	(109,173)	(5,819,167)	(180,994)	(451,396)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	553,348	210,784	61,423,750	439,658	545,933
Realized Gain (Loss) on Investments	1,188,982	815,599	14,676,114	3,167,716	2,772,957
Net Realized Capital Gains (Losses) on Investments	1,742,330	1,026,383	76,099,864	3,607,374	3,318,890
Net Change in Unrealized Appreciation (Depreciation)	(6,443,198)	(4,774,889)	(146,301,675)	(20,077,369)	(23,762,175)
Net Gain (Loss) on Investment	(4,700,868)	(3,748,506)	(70,201,811)	(16,469,995)	(20,443,285)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,958,345)	(3,857,679)	(76,020,978)	(16,650,989)	(20,894,681)

Increase (Decrease) in Net Assets from Contract Transactions	78,270,232	37,636,794	(173,996,350)	731,991	(10,800,517)

Total Increase (Decrease) in Net Assets	73,311,887	33,779,115	(250,017,328)	(15,918,998)	(31,695,198)

Net Assets as of December 31, 2018:	$136,530,066	$60,147,061	$1,233,781,924	$70,582,731	$84,441,642

Investment Income:
Reinvested Dividends	1,969,582	878,838	27,573,072	1,259,165	1,298,907
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,483,236	1,113,578	17,551,880	1,135,974	1,270,664
Net Investment Income (Loss)	(513,654)	(234,740)	10,021,192	123,191	28,243

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	328,264	343,237	58,205,494	12,642,872	15,913,433
Realized Gain (Loss) on Investments	1,523,470	1,664,980	9,408,834	1,389,794	(55,812)
Net Realized Capital Gains (Losses) on Investments	1,851,734	2,008,217	67,614,328	14,032,666	15,857,621
Net Change in Unrealized Appreciation (Depreciation)	25,003,545	12,561,203	104,577,838	3,340,386	5,485,976
Net Gain (Loss) on Investment	26,855,279	14,569,420	172,192,166	17,373,052	21,343,597

Net Increase (Decrease) in Net Assets Resulting from Operations	26,341,625	14,334,680	182,213,358	17,496,243	21,371,840

Increase (Decrease) in Net Assets from Contract Transactions	138,449,508	43,445,406	(159,140,653)	(5,170,671)	(4,118,139)

Total Increase (Decrease) in Net Assets	164,791,133	57,780,086	23,072,705	12,325,572	17,253,701

Net Assets as of December 31, 2019:	$301,321,199	$117,927,147	$1,256,854,629	$82,908,303	$101,695,343

See accompanying notes. (1) See Footnote 1	20

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA International Equity Index Service Class	TA Janus Balanced Service Class	TA Janus Mid-Cap Growth Initial Class	TA Janus Mid-Cap Growth Service Class	TA JPMorgan Asset Allocation - Conservative Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$6,948,109	$836,976,066	$73,761,288	$83,552,225	$171,462,292

Investment Income:
Reinvested Dividends	59,350	12,660,967	45,377	-	3,001,075
Investment Expense:
Mortality and Expense Risk and Administrative Charges	183,098	11,792,056	1,155,201	1,297,601	2,489,809
Net Investment Income (Loss)	(123,748)	868,911	(1,109,824)	(1,297,601)	511,266

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	33,317	20,853,678	3,366,181	4,267,026	6,774,998
Realized Gain (Loss) on Investments	(77,179)	19,406,380	2,475,641	(16,669)	860,650
Net Realized Capital Gains (Losses) on Investments	(43,862)	40,260,058	5,841,822	4,250,357	7,635,648
Net Change in Unrealized Appreciation (Depreciation)	(2,630,636)	(54,836,781)	(6,344,302)	(6,211,549)	(16,899,790)
Net Gain (Loss) on Investment	(2,674,498)	(14,576,723)	(502,480)	(1,961,192)	(9,264,142)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,798,246)	(13,707,812)	(1,612,304)	(3,258,793)	(8,752,876)

Increase (Decrease) in Net Assets from Contract Transactions	12,117,307	17,648,306	(4,246,526)	6,073,369	(16,065,938)

Total Increase (Decrease) in Net Assets	9,319,061	3,940,494	(5,858,830)	2,814,576	(24,818,814)

Net Assets as of December 31, 2018:	$16,267,170	$840,916,560	$67,902,458	$86,366,801	$146,643,478

Investment Income:
Reinvested Dividends	334,189	12,795,919	59,569	-	4,021,659
Investment Expense:
Mortality and Expense Risk and Administrative Charges	337,267	12,702,405	1,224,394	1,618,318	2,369,211
Net Investment Income (Loss)	(3,078)	93,514	(1,164,825)	(1,618,318)	1,652,448

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	41,824,793	4,349,173	6,837,388	5,700,562
Realized Gain (Loss) on Investments	(135,583)	20,844,499	1,641,706	1,897,475	(878,145)
Net Realized Capital Gains (Losses) on Investments	(135,583)	62,669,292	5,990,879	8,734,863	4,822,417
Net Change in Unrealized Appreciation (Depreciation)	4,464,035	105,890,877	18,470,273	24,665,173	10,925,791
Net Gain (Loss) on Investment	4,328,452	168,560,169	24,461,152	33,400,036	15,748,208

Net Increase (Decrease) in Net Assets Resulting from Operations	4,325,374	168,653,683	23,296,327	31,781,718	17,400,656

Increase (Decrease) in Net Assets from Contract Transactions	17,431,110	(10,790,985)	(3,852,135)	28,764,837	(7,403,337)

Total Increase (Decrease) in Net Assets	21,756,484	157,862,698	19,444,192	60,546,555	9,997,319

Net Assets as of December 31, 2019:	$38,023,654	$998,779,258	$87,346,650	$146,913,356	$156,640,797

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA JPMorgan Asset Allocation - Conservative Service Class	TA JPMorgan Asset Allocation - Growth Initial Class	TA JPMorgan Asset Allocation - Growth Service Class	TA JPMorgan Asset Allocation - Moderate Initial Class	TA JPMorgan Asset Allocation - Moderate Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$1,060,315,451	$298,478,723	$221,484,340	$416,447,113	$5,252,747,161

Investment Income:
Reinvested Dividends	15,847,756	5,223,935	3,521,544	6,928,437	81,347,678
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,742,943	4,305,863	3,002,950	5,997,673	69,686,661
Net Investment Income (Loss)	2,104,813	918,072	518,594	930,764	11,661,017

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	41,677,776	18,191,915	14,076,903	18,845,225	256,019,570
Realized Gain (Loss) on Investments	4,529,697	19,457,960	10,244,804	11,850,980	61,697,605
Net Realized Capital Gains (Losses) on Investments	46,207,473	37,649,875	24,321,707	30,696,205	317,717,175
Net Change in Unrealized Appreciation (Depreciation)	(103,685,355)	(70,044,986)	(49,804,894)	(57,132,801)	(677,778,857)
Net Gain (Loss) on Investment	(57,477,882)	(32,395,111)	(25,483,187)	(26,436,596)	(360,061,682)

Net Increase (Decrease) in Net Assets Resulting from Operations	(55,373,069)	(31,477,039)	(24,964,593)	(25,505,832)	(348,400,665)

Increase (Decrease) in Net Assets from Contract Transactions	(94,266,024)	(27,107,213)	(17,341,615)	(30,993,241)	14,217,256

Total Increase (Decrease) in Net Assets	(149,639,093)	(58,584,252)	(42,306,208)	(56,499,073)	(334,183,409)

Net Assets as of December 31, 2018:	$910,676,358	$239,894,471	$179,178,132	$359,948,040	$4,918,563,752

Investment Income:
Reinvested Dividends	21,899,427	4,527,036	3,022,979	7,966,067	103,500,480
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,634,475	4,008,069	2,792,683	5,593,563	68,505,750
Net Investment Income (Loss)	9,264,952	518,967	230,296	2,372,504	34,994,730

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	34,604,041	23,963,437	18,922,082	20,645,466	302,364,885
Realized Gain (Loss) on Investments	(245,861)	8,989,542	6,110,169	6,471,186	31,801,302
Net Realized Capital Gains (Losses) on Investments	34,358,180	32,952,979	25,032,251	27,116,652	334,166,187
Net Change in Unrealized Appreciation (Depreciation)	62,790,804	22,457,917	17,953,400	20,801,701	350,549,046
Net Gain (Loss) on Investment	97,148,984	55,410,896	42,985,651	47,918,353	684,715,233

Net Increase (Decrease) in Net Assets Resulting from Operations	106,413,936	55,929,863	43,215,947	50,290,857	719,709,963

Increase (Decrease) in Net Assets from Contract Transactions	(21,092,148)	(19,424,451)	1,096,100	(35,264,924)	43,284,638

Total Increase (Decrease) in Net Assets	85,321,788	36,505,412	44,312,047	15,025,933	762,994,601

Net Assets as of December 31, 2019:	$995,998,146	$276,399,883	$223,490,179	$374,973,973	$5,681,558,353

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA JPMorgan Asset Allocation - Moderate Growth Initial Class	TA JPMorgan Asset Allocation - Moderate Growth Service Class	TA JPMorgan Core Bond Service Class	TA JPMorgan Enhanced Index Initial Class	TA JPMorgan Enhanced Index Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$524,868,709	$3,718,610,494	$234,929,539	$127,335,985	$67,683,559

Investment Income:
Reinvested Dividends	9,390,133	58,762,585	6,770,495	1,384,628	572,214
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,650,250	51,355,778	3,040,880	1,848,269	951,427
Net Investment Income (Loss)	1,739,883	7,406,807	3,729,615	(463,641)	(379,213)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	26,047,189	187,392,076	-	5,424,515	2,840,685
Realized Gain (Loss) on Investments	14,059,267	69,163,160	(1,159,861)	10,283,542	2,899,333
Net Realized Capital Gains (Losses) on Investments	40,106,456	256,555,236	(1,159,861)	15,708,057	5,740,018
Net Change in Unrealized Appreciation (Depreciation)	(83,530,865)	(562,233,629)	(5,870,507)	(24,335,163)	(10,260,406)
Net Gain (Loss) on Investment	(43,424,409)	(305,678,393)	(7,030,368)	(8,627,106)	(4,520,388)

Net Increase (Decrease) in Net Assets Resulting from Operations	(41,684,526)	(298,271,586)	(3,300,753)	(9,090,747)	(4,899,601)

Increase (Decrease) in Net Assets from Contract Transactions	(33,202,167)	(307,003,337)	575,578	(7,223,910)	(5,547,398)

Total Increase (Decrease) in Net Assets	(74,886,693)	(605,274,923)	(2,725,175)	(16,314,657)	(10,446,999)

Net Assets as of December 31, 2018:	$449,982,016	$3,113,335,571	$232,204,364	$111,021,328	$57,236,560

Investment Income:
Reinvested Dividends	10,297,797	62,033,956	5,829,954	1,473,131	667,969
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,203,295	45,805,115	3,207,349	1,867,272	961,506
Net Investment Income (Loss)	3,094,502	16,228,841	2,622,605	(394,141)	(293,537)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	39,638,519	273,114,762	-	14,476,252	8,244,698
Realized Gain (Loss) on Investments	7,508,112	36,546,559	(7,598)	3,942,233	2,224,941
Net Realized Capital Gains (Losses) on Investments	47,146,631	309,661,321	(7,598)	18,418,485	10,469,639
Net Change in Unrealized Appreciation (Depreciation)	28,677,461	207,656,012	13,619,569	13,119,264	6,856,296
Net Gain (Loss) on Investment	75,824,092	517,317,333	13,611,971	31,537,749	17,325,935

Net Increase (Decrease) in Net Assets Resulting from Operations	78,918,594	533,546,174	16,234,576	31,143,608	17,032,398

Increase (Decrease) in Net Assets from Contract Transactions	(33,919,824)	(369,437,731)	19,361,671	(6,757,316)	5,305,348

Total Increase (Decrease) in Net Assets	44,998,770	164,108,443	35,596,247	24,386,292	22,337,746

Net Assets as of December 31, 2019:	$494,980,786	$3,277,444,014	$267,800,611	$135,407,620	$79,574,306

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA JPMorgan International Moderate Growth Initial Class	TA JPMorgan International Moderate Growth Service Class	TA JPMorgan Mid Cap Value Service Class	TA JPMorgan Tactical Allocation Service Class	TA Legg Mason Dynamic Allocation - Balanced Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$95,215	$660,356,626	$234,010,120	$1,290,836,386	$1,134,168,274

Investment Income:
Reinvested Dividends	2,233	13,470,218	1,432,946	22,962,363	15,067,413
Investment Expense:
Mortality and Expense Risk and Administrative Charges	419	8,981,260	3,201,315	15,281,519	14,001,932
Net Investment Income (Loss)	1,814	4,488,958	(1,768,369)	7,680,844	1,065,481

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	939	6,298,142	5,152,137	33,757,295	-
Realized Gain (Loss) on Investments	174	12,472,817	(15,026,561)	16,392,735	9,338,234
Net Realized Capital Gains (Losses) on Investments	1,113	18,770,959	(9,874,424)	50,150,030	9,338,234
Net Change in Unrealized Appreciation (Depreciation)	(14,415)	(107,695,361)	(17,979,187)	(112,457,264)	(58,464,232)
Net Gain (Loss) on Investment	(13,302)	(88,924,402)	(27,853,611)	(62,307,234)	(49,125,998)

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,488)	(84,435,444)	(29,621,980)	(54,626,390)	(48,060,517)

Increase (Decrease) in Net Assets from Contract Transactions	760	(38,544,128)	(18,266,603)	(84,627,921)	(98,479,266)

Total Increase (Decrease) in Net Assets	(10,728)	(122,979,572)	(47,888,583)	(139,254,311)	(146,539,783)

Net Assets as of December 31, 2018:	$84,487	$537,377,054	$186,121,537	$1,151,582,075	$987,628,491

Investment Income:
Reinvested Dividends	2,172	11,037,318	2,563,789	24,774,954	16,395,325
Investment Expense:
Mortality and Expense Risk and Administrative Charges	412	7,716,048	3,049,410	14,706,061	13,284,556
Net Investment Income (Loss)	1,760	3,321,270	(485,621)	10,068,893	3,110,769

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,630	44,291,180	20,249,433	14,785,175	25,956,607
Realized Gain (Loss) on Investments	39	5,339,556	(9,376,975)	12,322,780	9,350,639
Net Realized Capital Gains (Losses) on Investments	7,669	49,630,736	10,872,458	27,107,955	35,307,246
Net Change in Unrealized Appreciation (Depreciation)	5,186	27,838,581	35,147,700	81,596,842	100,709,631
Net Gain (Loss) on Investment	12,855	77,469,317	46,020,158	108,704,797	136,016,877

Net Increase (Decrease) in Net Assets Resulting from Operations	14,615	80,790,587	45,534,537	118,773,690	139,127,646

Increase (Decrease) in Net Assets from Contract Transactions	1,093	(61,670,384)	5,820,491	(49,756,104)	(78,607,471)

Total Increase (Decrease) in Net Assets	15,708	19,120,203	51,355,028	69,017,586	60,520,175

Net Assets as of December 31, 2019:	$100,195	$556,497,257	$237,476,565	$1,220,599,661	$1,048,148,666

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA Legg Mason Dynamic Allocation - Growth Service Class	TA Levin Large Cap Value Service Class	TA Madison Diversified Income Service Class	TA Managed Risk - Balanced ETF Service Class	TA Managed Risk - Conservative ETF Service Class
	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$502,210,785	$-	$130,445,023	$6,047,882,818	$771,558,640

Investment Income:
Reinvested Dividends	5,806,082	1,482	1,976,292	97,641,728	13,084,632
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,449,680	6,380	1,800,864	73,668,583	9,394,838
Net Investment Income (Loss)	(643,598)	(4,898)	175,428	23,973,145	3,689,794

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	5,124	2,720,664	-	4,837,108
Realized Gain (Loss) on Investments	3,828,946	(30,272)	1,968,821	54,494,346	5,410,902
Net Realized Capital Gains (Losses) on Investments	3,828,946	(25,148)	4,689,485	54,494,346	10,248,010
Net Change in Unrealized Appreciation (Depreciation)	(30,755,065)	(179,166)	(7,617,650)	(404,234,504)	(48,743,422)
Net Gain (Loss) on Investment	(26,926,119)	(204,314)	(2,928,165)	(349,740,158)	(38,495,412)

Net Increase (Decrease) in Net Assets Resulting from Operations	(27,569,717)	(209,212)	(2,752,737)	(325,767,013)	(34,805,618)

Increase (Decrease) in Net Assets from Contract Transactions	(44,624,255)	2,309,422	8,095,572	(423,881,274)	(65,065,173)

Total Increase (Decrease) in Net Assets	(72,193,972)	2,100,210	5,342,835	(749,648,287)	(99,870,791)

Net Assets as of December 31, 2018:	$430,016,813	$2,100,210	$135,787,858	$5,298,234,531	$671,687,849

Investment Income:
Reinvested Dividends	6,040,645	16,101	2,462,521	107,283,277	13,679,281
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,936,951	78,908	2,118,885	68,568,677	8,529,586
Net Investment Income (Loss)	103,694	(62,807)	343,636	38,714,600	5,149,695

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	15,179,641	20,620	4,200,418	142,916,040	32,802,567
Realized Gain (Loss) on Investments	2,775,208	(3,336)	3,250,970	45,100,331	5,395,206
Net Realized Capital Gains (Losses) on Investments	17,954,849	17,284	7,451,388	188,016,371	38,197,773
Net Change in Unrealized Appreciation (Depreciation)	44,595,902	707,781	11,824,331	497,514,740	25,540,454
Net Gain (Loss) on Investment	62,550,751	725,065	19,275,719	685,531,111	63,738,227

Net Increase (Decrease) in Net Assets Resulting from Operations	62,654,445	662,258	19,619,355	724,245,711	68,887,922

Increase (Decrease) in Net Assets from Contract Transactions	(44,885,639)	8,181,982	23,980,323	(452,442,136)	(74,440,307)

Total Increase (Decrease) in Net Assets	17,768,806	8,844,240	43,599,678	271,803,575	(5,552,385)

Net Assets as of December 31, 2019:	$447,785,619	$10,944,450	$179,387,536	$5,570,038,106	$666,135,464

See Accompanying Notes. (1) See Footnote 1	25

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA Managed Risk - Growth ETF Service Class	TA Market Participation Strategy Service Class	TA Morgan Stanley Capital Growth Initial Class	TA Morgan Stanley Capital Growth Service Class	TA Multi-Managed Balanced Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$2,942,924,332	$434,408,630	$126,618,578	$91,705,626	$91,688,505

Investment Income:
Reinvested Dividends	43,797,138	1,514,085	-	-	1,305,412
Investment Expense:
Mortality and Expense Risk and Administrative Charges	36,526,279	5,722,074	2,191,411	1,627,984	1,343,982
Net Investment Income (Loss)	7,270,859	(4,207,989)	(2,191,411)	(1,627,984)	(38,570)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	22,758,494	25,470,999	20,904,609	3,575,667
Realized Gain (Loss) on Investments	30,891,031	8,288,939	9,831,505	4,864,513	1,675,709
Net Realized Capital Gains (Losses) on Investments	30,891,031	31,047,433	35,302,504	25,769,122	5,251,376
Net Change in Unrealized Appreciation (Depreciation)	(259,742,997)	(42,625,001)	(26,946,700)	(21,201,498)	(9,700,319)
Net Gain (Loss) on Investment	(228,851,966)	(11,577,568)	8,355,804	4,567,624	(4,448,943)

Net Increase (Decrease) in Net Assets Resulting from Operations	(221,581,107)	(15,785,557)	6,164,393	2,939,640	(4,487,513)

Increase (Decrease) in Net Assets from Contract Transactions	(336,695,914)	(36,532,420)	1,930,545	14,089,524	(3,108,542)

Total Increase (Decrease) in Net Assets	(558,277,021)	(52,317,977)	8,094,938	17,029,164	(7,596,055)

Net Assets as of December 31, 2018:	$2,384,647,311	$382,090,653	$134,713,516	$108,734,790	$84,092,450

Investment Income:
Reinvested Dividends	42,797,231	3,518,646	-	-	1,506,296
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,281,521	5,336,769	2,887,113	2,548,949	1,351,658
Net Investment Income (Loss)	10,515,710	(1,818,123)	(2,887,113)	(2,548,949)	154,638

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	212,911,928	58,220,832	12,616,763	14,649,508	5,711,081
Realized Gain (Loss) on Investments	18,804,655	4,359,375	12,126,792	5,416,085	996,245
Net Realized Capital Gains (Losses) on Investments	231,716,583	62,580,207	24,743,555	20,065,593	6,707,326
Net Change in Unrealized Appreciation (Depreciation)	160,009,671	621,541	20,999,733	16,433,537	9,445,988
Net Gain (Loss) on Investment	391,726,254	63,201,748	45,743,288	36,499,130	16,153,314

Net Increase (Decrease) in Net Assets Resulting from Operations	402,241,964	61,383,625	42,856,175	33,950,181	16,307,952

Increase (Decrease) in Net Assets from Contract Transactions	(310,212,088)	(49,814,141)	194,871,962	219,360,845	(3,277,657)

Total Increase (Decrease) in Net Assets	92,029,876	11,569,484	237,728,137	253,311,026	13,030,295

Net Assets as of December 31, 2019:	$2,476,677,187	$393,660,137	$372,441,653	$362,045,816	$97,122,745

See Accompanying Notes. (1) See Footnote 1	26

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA Multi-Managed Balanced Service Class	TA Multi-Manager Alternative Strategies Service Class	TA PIMCO Tactical - Balanced Service Class	TA PIMCO Tactical - Conservative Service Class	TA PIMCO Tactical - Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$1,284,175,277	$1,693,399	$628,788,296	$282,866,000	$373,518,260

Investment Income:
Reinvested Dividends	14,847,460	22,797	18,658,999	8,809,747	10,869,857
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,189,595	28,603	7,944,792	3,617,385	4,918,397
Net Investment Income (Loss)	(1,342,135)	(5,806)	10,714,207	5,192,362	5,951,460

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	48,714,193	-	42,700,937	16,690,186	35,212,761
Realized Gain (Loss) on Investments	20,819,384	(23,217)	4,423,636	778,339	2,226,561
Net Realized Capital Gains (Losses) on Investments	69,533,577	(23,217)	47,124,573	17,468,525	37,439,322
Net Change in Unrealized Appreciation (Depreciation)	(128,885,983)	(139,444)	(104,778,512)	(39,474,660)	(74,559,617)
Net Gain (Loss) on Investment	(59,352,406)	(162,661)	(57,653,939)	(22,006,135)	(37,120,295)

Net Increase (Decrease) in Net Assets Resulting from Operations	(60,694,541)	(168,467)	(46,939,732)	(16,813,773)	(31,168,835)

Increase (Decrease) in Net Assets from Contract Transactions	(109,676,702)	1,286,925	(67,325,248)	(28,255,348)	(31,289,447)

Total Increase (Decrease) in Net Assets	(170,371,243)	1,118,458	(114,264,980)	(45,069,121)	(62,458,282)

Net Assets as of December 31, 2018:	$1,113,804,034	$2,811,857	$514,523,316	$237,796,879	$311,059,978

Investment Income:
Reinvested Dividends	17,292,347	26,160	874,129	239,713	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,700,112	40,920	7,271,934	3,387,981	4,561,470
Net Investment Income (Loss)	1,592,235	(14,760)	(6,397,805)	(3,148,268)	(4,561,470)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	77,203,898	-	-	-	-
Realized Gain (Loss) on Investments	13,946,970	(14,093)	1,164,739	33,534	(36,653)
Net Realized Capital Gains (Losses) on Investments	91,150,868	(14,093)	1,164,739	33,534	(36,653)
Net Change in Unrealized Appreciation (Depreciation)	124,185,551	245,520	94,354,402	40,138,371	64,403,621
Net Gain (Loss) on Investment	215,336,419	231,427	95,519,141	40,171,905	64,366,968

Net Increase (Decrease) in Net Assets Resulting from Operations	216,928,654	216,667	89,121,336	37,023,637	59,805,498

Increase (Decrease) in Net Assets from Contract Transactions	(69,033,651)	1,494,224	(58,503,994)	(17,066,920)	(26,637,950)

Total Increase (Decrease) in Net Assets	147,895,003	1,710,891	30,617,342	19,956,717	33,167,548

Net Assets as of December 31, 2019:	$1,261,699,037	$4,522,748	$545,140,658	$257,753,596	$344,227,526

See Accompanying Notes. (1) See Footnote 1	27

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA PIMCO Total Return Initial Class	TA PIMCO Total Return Service Class	TA PineBridge Inflation Opportunities Service Class	TA ProFunds UltraBear Service Class (OAM)	TA QS Investors Active Asset Allocation - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$174,652,447	$803,609,896	$173,872,830	$13,176,394	$413,363,455

Investment Income:
Reinvested Dividends	4,236,479	18,104,995	2,751,819	-	6,104,859
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,470,480	10,331,170	2,263,201	244,312	4,972,206
Net Investment Income (Loss)	1,765,999	7,773,825	488,618	(244,312)	1,132,653

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	835,303	3,972,488	-	-	-
Realized Gain (Loss) on Investments	(1,280,843)	(6,767,030)	(1,336,184)	(6,885,074)	2,479,755
Net Realized Capital Gains (Losses) on Investments	(445,540)	(2,794,542)	(1,336,184)	(6,885,074)	2,479,755
Net Change in Unrealized Appreciation (Depreciation)	(5,075,373)	(24,147,025)	(3,999,746)	8,531,109	(19,615,118)
Net Gain (Loss) on Investment	(5,520,913)	(26,941,567)	(5,335,930)	1,646,035	(17,135,363)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,754,914)	(19,167,742)	(4,847,312)	1,401,723	(16,002,710)

Increase (Decrease) in Net Assets from Contract Transactions	(13,029,812)	(66,682,839)	(14,530,388)	20,446,889	(49,395,080)

Total Increase (Decrease) in Net Assets	(16,784,726)	(85,850,581)	(19,377,700)	21,848,612	(65,397,790)

Net Assets as of December 31, 2018:	$157,867,721	$717,759,315	$154,495,130	$35,025,006	$347,965,665

Investment Income:
Reinvested Dividends	4,096,823	16,331,128	3,497,099	-	6,782,317
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,509,833	9,767,345	2,087,831	288,058	4,427,169
Net Investment Income (Loss)	1,586,990	6,563,783	1,409,268	(288,058)	2,355,148

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	25,680,357
Realized Gain (Loss) on Investments	(1,944)	(2,044,052)	(594,665)	(6,815,895)	2,015,097
Net Realized Capital Gains (Losses) on Investments	(1,944)	(2,044,052)	(594,665)	(6,815,895)	27,695,454
Net Change in Unrealized Appreciation (Depreciation)	8,914,092	42,661,676	9,179,315	(5,687,350)	2,337,458
Net Gain (Loss) on Investment	8,912,148	40,617,624	8,584,650	(12,503,245)	30,032,912

Net Increase (Decrease) in Net Assets Resulting from Operations	10,499,138	47,181,407	9,993,918	(12,791,303)	32,388,060

Increase (Decrease) in Net Assets from Contract Transactions	(5,783,092)	(43,524,458)	(16,149,953)	(9,603,119)	(41,008,791)

Total Increase (Decrease) in Net Assets	4,716,046	3,656,949	(6,156,035)	(22,394,422)	(8,620,731)

Net Assets as of December 31, 2019:	$162,583,767	$721,416,264	$148,339,095	$12,630,584	$339,344,934

See Accompanying Notes. (1) See Footnote 1	28

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA QS Investors Active Asset Allocation - Moderate Service Class	TA QS Investors Active Asset Allocation - Moderate Growth Service Class	TA Small/Mid Cap Value Initial Class	TA Small/Mid Cap Value Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$1,515,657,257	$650,551,880	$135,391,174	$129,538,718

Investment Income:
Reinvested Dividends	20,853,705	8,032,569	1,143,025	851,714
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,953,884	8,258,517	1,844,632	1,795,629
Net Investment Income (Loss)	1,899,821	(225,948)	(701,607)	(943,915)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	12,368,132	12,606,664
Realized Gain (Loss) on Investments	12,727,873	5,561,064	3,015,730	(966,116)
Net Realized Capital Gains (Losses) on Investments	12,727,873	5,561,064	15,383,862	11,640,548
Net Change in Unrealized Appreciation (Depreciation)	(92,827,700)	(48,910,125)	(30,008,418)	(26,513,092)
Net Gain (Loss) on Investment	(80,099,827)	(43,349,061)	(14,624,556)	(14,872,544)

Net Increase (Decrease) in Net Assets Resulting from Operations	(78,200,006)	(43,575,009)	(15,326,163)	(15,816,459)

Increase (Decrease) in Net Assets from Contract Transactions	(104,446,228)	(66,596,758)	(14,820,301)	(8,341,474)

Total Increase (Decrease) in Net Assets	(182,646,234)	(110,171,767)	(30,146,464)	(24,157,933)

Net Assets as of December 31, 2018:	$1,333,011,023	$540,380,113	$105,244,710	$105,380,785

Investment Income:
Reinvested Dividends	24,280,233	8,823,944	1,086,176	981,649
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,397,965	7,126,303	1,650,832	1,794,343
Net Investment Income (Loss)	6,882,268	1,697,641	(564,656)	(812,694)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	91,801,781	35,006,466	8,651,799	10,441,789
Realized Gain (Loss) on Investments	6,909,576	1,891,934	697,973	(2,125,789)
Net Realized Capital Gains (Losses) on Investments	98,711,357	36,898,400	9,349,772	8,316,000
Net Change in Unrealized Appreciation (Depreciation)	18,351,805	11,532,385	14,825,264	18,213,090
Net Gain (Loss) on Investment	117,063,162	48,430,785	24,175,036	26,529,090

Net Increase (Decrease) in Net Assets Resulting from Operations	123,945,430	50,128,426	23,610,380	25,716,396

Increase (Decrease) in Net Assets from Contract Transactions	(125,911,387)	(68,499,405)	(14,128,499)	18,532,327

Total Increase (Decrease) in Net Assets	(1,965,957)	(18,370,979)	9,481,881	44,248,723

Net Assets as of December 31, 2019:	$1,331,045,066	$522,009,134	$114,726,591	$149,629,508

See Accompanying Notes. (1) See Footnote 1	29

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA T. Rowe Price Small Cap Initial Class	TA T. Rowe Price Small Cap Service Class	TA TS&W International Equity Initial Class	TA TS&W International Equity Service Class	TA U.S. Equity Index Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$129,784,292	$241,993,274	$85,535,379	$43,576,774	$18,585,620

Investment Income:
Reinvested Dividends	-	-	2,061,301	928,154	85,169
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,979,112	3,560,876	1,245,467	602,413	477,235
Net Investment Income (Loss)	(1,979,112)	(3,560,876)	815,834	325,741	(392,066)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,972,336	13,658,168	-	-	55,027
Realized Gain (Loss) on Investments	8,519,912	7,137,439	2,003,257	615,171	421,454
Net Realized Capital Gains (Losses) on Investments	15,492,248	20,795,607	2,003,257	615,171	476,481
Net Change in Unrealized Appreciation (Depreciation)	(23,943,547)	(37,549,408)	(17,678,671)	(8,331,581)	(4,011,019)
Net Gain (Loss) on Investment	(8,451,299)	(16,753,801)	(15,675,414)	(7,716,410)	(3,534,538)

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,430,411)	(20,314,677)	(14,859,580)	(7,390,669)	(3,926,604)

Increase (Decrease) in Net Assets from Contract Transactions	(5,174,693)	(11,002,015)	3,070,398	(202,308)	32,250,789

Total Increase (Decrease) in Net Assets	(15,605,104)	(31,316,692)	(11,789,182)	(7,592,977)	28,324,185

Net Assets as of December 31, 2018:	$114,179,188	$210,676,582	$73,746,197	$35,983,797	$46,909,805

Investment Income:
Reinvested Dividends	-	-	1,110,047	486,806	515,412
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,927,301	3,699,496	1,163,623	571,529	1,393,588
Net Investment Income (Loss)	(1,927,301)	(3,699,496)	(53,576)	(84,723)	(878,176)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,441,168	30,319,550	1,226,180	657,504	-
Realized Gain (Loss) on Investments	6,005,618	3,394,216	708,350	365,263	2,401,194
Net Realized Capital Gains (Losses) on Investments	19,446,786	33,713,766	1,934,530	1,022,767	2,401,194
Net Change in Unrealized Appreciation (Depreciation)	16,120,170	37,296,641	11,910,780	6,187,515	22,743,215
Net Gain (Loss) on Investment	35,566,956	71,010,407	13,845,310	7,210,282	25,144,409

Net Increase (Decrease) in Net Assets Resulting from Operations	33,639,655	67,310,911	13,791,734	7,125,559	24,266,233

Increase (Decrease) in Net Assets from Contract Transactions	(11,439,096)	35,693,531	(4,280,031)	3,194,704	107,565,996

Total Increase (Decrease) in Net Assets	22,200,559	103,004,442	9,511,703	10,320,263	131,832,229

Net Assets as of December 31, 2019:	$136,379,747	$313,681,024	$83,257,900	$46,304,060	$178,742,034

See Accompanying Notes. (1) See Footnote 1	30

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA WMC US Growth Initial Class	TA WMC US Growth Service Class	Vanguard® - Capital Growth	Vanguard® - Conservative Allocation	Vanguard® - Diversified Value
	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)	Subaccount(1)

Net Assets as of December 31, 2017:	$276,903,733	$123,555,754	$-	$-	$-

Investment Income:
Reinvested Dividends	1,365,570	352,126	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,234,174	1,813,101	-	-	-
Net Investment Income (Loss)	(2,868,604)	(1,460,975)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	23,564,629	10,812,480	-	-	-
Realized Gain (Loss) on Investments	15,423,963	1,503,026	-	-	-
Net Realized Capital Gains (Losses) on Investments	38,988,592	12,315,506	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(37,477,785)	(11,992,484)	-	-	-
Net Gain (Loss) on Investment	1,510,807	323,022	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,357,797)	(1,137,953)	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(25,977,814)	(9,326,384)	-	-	-

Total Increase (Decrease) in Net Assets	(27,335,611)	(10,464,337)	-	-	-

Net Assets as of December 31, 2018:	$249,568,122	$113,091,417	$-	$-	$-

Investment Income:
Reinvested Dividends	371,499	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,741,174	2,083,424	-	-	-
Net Investment Income (Loss)	(4,369,675)	(2,083,424)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	24,192,674	12,787,344	-	-	-
Realized Gain (Loss) on Investments	10,842,221	5,458,155	-	-	-
Net Realized Capital Gains (Losses) on Investments	35,034,895	18,245,499	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	69,445,269	31,106,036	-	-	-
Net Gain (Loss) on Investment	104,480,164	49,351,535	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	100,110,489	47,268,111	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	110,770,947	61,999,824	-	-	-

Total Increase (Decrease) in Net Assets	210,881,436	109,267,935	-	-	-

Net Assets as of December 31, 2019:	$460,449,558	$222,359,352	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	31

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Vanguard® Balanced	Vanguard® Equity Income	Vanguard® Equity Index	Vanguard® Global Bond Index	Vanguard® Growth
	Subaccount(1)	Subaccount(1)	Subaccount	Subaccount(1)	Subaccount(1)

Net Assets as of December 31, 2017:	$-	$-	$3,788,631	$-	$-

Investment Income:
Reinvested Dividends	-	-	63,247	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	31,467	-	-
Net Investment Income (Loss)	-	-	31,780	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	61,565	-	-
Realized Gain (Loss) on Investments	-	-	96,540	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	158,105	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	(443,988)	-	-
Net Gain (Loss) on Investment	-	-	(285,883)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	(254,103)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	540,770	-	-

Total Increase (Decrease) in Net Assets	-	-	286,667	-	-

Net Assets as of December 31, 2018:	$-	$-	$4,075,298	$-	$-

Investment Income:
Reinvested Dividends	-	-	88,937	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	38,875	-	-
Net Investment Income (Loss)	-	-	50,062	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	116,449	-	-
Realized Gain (Loss) on Investments	-	-	85,070	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	201,519	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	965,398	-	-
Net Gain (Loss) on Investment	-	-	1,166,917	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	1,216,979	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(219,897)	-	-

Total Increase (Decrease) in Net Assets	-	-	997,082	-	-

Net Assets as of December 31, 2019:	$-	$-	$5,072,380	$-	$-

See Accompanying Notes. (1) See Footnote 1	32

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Vanguard® High Yield Bond	Vanguard® International	Vanguard® Mid-Cap Index	Vanguard® Moderate Allocation	Vanguard® Money Market
	Subaccount(1)	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)

Net Assets as of December 31, 2017:	$-	$2,310,758	$1,395,425	$-	$-

Investment Income:
Reinvested Dividends	-	18,303	17,685	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	17,470	11,604	-	-
Net Investment Income (Loss)	-	833	6,081	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	61,255	71,906	-	-
Realized Gain (Loss) on Investments	-	131,519	52,890	-	-
Net Realized Capital Gains (Losses) on Investments	-	192,774	124,796	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	(449,020)	(281,070)	-	-
Net Gain (Loss) on Investment	-	(256,246)	(156,274)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(255,413)	(150,193)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(195,856)	111,492	-	-

Total Increase (Decrease) in Net Assets	-	(451,269)	(38,701)	-	-

Net Assets as of December 31, 2018:	$-	$1,859,489	$1,356,724	$-	$-

Investment Income:
Reinvested Dividends	-	30,117	24,716	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	17,901	15,862	-	-
Net Investment Income (Loss)	-	12,216	8,854	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	65,677	127,406	-	-
Realized Gain (Loss) on Investments	-	54,065	4,642	-	-
Net Realized Capital Gains (Losses) on Investments	-	119,742	132,048	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	476,067	302,317	-	-
Net Gain (Loss) on Investment	-	595,809	434,365	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	608,025	443,219	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	363,456	487,137	-	-

Total Increase (Decrease) in Net Assets	-	971,481	930,356	-	-

Net Assets as of December 31, 2019:	$-	$2,830,970	$2,287,080	$-	$-

See Accompanying Notes. (1) See Footnote 1	33

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Vanguard® Real Estate Index	Vanguard® Short-Term Investment Grade	Vanguard® Total Bond Market Index	Vanguard® Total International Stock Market Index	Vanguard® Total Stock Market Index
	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)

Net Assets as of December 31, 2017:	$459,283	$2,959,813	$2,099,639	$-	$-

Investment Income:
Reinvested Dividends	13,743	51,894	50,257	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,357	20,334	15,774	-	-
Net Investment Income (Loss)	10,386	31,560	34,483	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,852	-	4,254	-	-
Realized Gain (Loss) on Investments	(3,052)	(6,334)	(8,784)	-	-
Net Realized Capital Gains (Losses) on Investments	13,800	(6,334)	(4,530)	-	-
Net Change in Unrealized Appreciation (Depreciation)	(53,918)	(13,811)	(46,544)	-	-
Net Gain (Loss) on Investment	(40,118)	(20,145)	(51,074)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(29,732)	11,415	(16,591)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	22,913	57,039	115,275	-	-

Total Increase (Decrease) in Net Assets	(6,819)	68,454	98,684	-	-

Net Assets as of December 31, 2018:	$452,464	$3,028,267	$2,198,323	$-	$-

Investment Income:
Reinvested Dividends	14,364	88,869	65,013	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,436	26,164	22,592	-	-
Net Investment Income (Loss)	9,928	62,705	42,421	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	25,960	-	-	-	-
Realized Gain (Loss) on Investments	2,015	6,591	1,324	-	-
Net Realized Capital Gains (Losses) on Investments	27,975	6,591	1,324	-	-
Net Change in Unrealized Appreciation (Depreciation)	92,650	103,276	168,929	-	-
Net Gain (Loss) on Investment	120,625	109,867	170,253	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	130,553	172,572	212,674	-	-

Increase (Decrease) in Net Assets from Contract Transactions	141,035	1,037,376	1,260,404	-	-

Total Increase (Decrease) in Net Assets	271,588	1,209,948	1,473,078	-	-

Net Assets as of December 31, 2019:	$724,052	$4,238,215	$3,671,401	$-	$-

See Accompanying Notes. (1) See Footnote 1	34

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Voya Global Perspectives Class S Shares	Voya Large Cap Value Class S Shares	Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Moderate Class S Shares	Wanger International
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$19,638	$1,094	$-	$-	$370,644

Investment Income:
Reinvested Dividends	519	20	-	-	7,207
Investment Expense:
Mortality and Expense Risk and Administrative Charges	255	14	-	-	1,713
Net Investment Income (Loss)	264	6	-	-	5,494

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	229	121	-	-	40,485
Realized Gain (Loss) on Investments	30	6	-	-	(14,884)
Net Realized Capital Gains (Losses) on Investments	259	127	-	-	25,601
Net Change in Unrealized Appreciation (Depreciation)	(2,311)	(233)	-	-	(95,017)
Net Gain (Loss) on Investment	(2,052)	(106)	-	-	(69,416)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,788)	(100)	-	-	(63,922)

Increase (Decrease) in Net Assets from Contract Transactions	1,367	14	-	-	(44,107)

Total Increase (Decrease) in Net Assets	(421)	(86)	-	-	(108,029)

Net Assets as of December 31, 2018:	$19,217	$1,008	$-	$-	$262,615

Investment Income:
Reinvested Dividends	700	22	-	-	2,806
Investment Expense:
Mortality and Expense Risk and Administrative Charges	271	15	-	-	1,626
Net Investment Income (Loss)	429	7	-	-	1,180

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	868	79	-	-	32,091
Realized Gain (Loss) on Investments	57	5	-	-	(2,530)
Net Realized Capital Gains (Losses) on Investments	925	84	-	-	29,561
Net Change in Unrealized Appreciation (Depreciation)	1,814	140	-	-	52,854
Net Gain (Loss) on Investment	2,739	224	-	-	82,415

Net Increase (Decrease) in Net Assets Resulting from Operations	3,168	231	-	-	83,595

Increase (Decrease) in Net Assets from Contract Transactions	(61)	(23)	-	-	23,641

Total Increase (Decrease) in Net Assets	3,107	208	-	-	107,236

Net Assets as of December 31, 2019:	$22,324	$1,216	$-	$-	$369,851

See Accompanying Notes. (1) See Footnote 1	35

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

Wanger USA
Subaccount

Net Assets as of December 31, 2017:	$-

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-
Net Investment Income (Loss)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	-
Net Realized Capital Gains (Losses) on Investments	-
Net Change in Unrealized Appreciation (Depreciation)	-
Net Gain (Loss) on Investment	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-

Increase (Decrease) in Net Assets from Contract Transactions	-

Total Increase (Decrease) in Net Assets	-

Net Assets as of December 31, 2018:	$-

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-
Net Investment Income (Loss)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	-
Net Realized Capital Gains (Losses) on Investments	-
Net Change in Unrealized Appreciation (Depreciation)	-
Net Gain (Loss) on Investment	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-

Increase (Decrease) in Net Assets from Contract Transactions	-

Total Increase (Decrease) in Net Assets	-

Net Assets as of December 31, 2019:	$-

See Accompanying Notes. (1) See Footnote 1	36

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

1. Organization

Separate Account VA B (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Variable Annuity Series, MEMBERS® Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM Variable Annuity, MEMBERS® LandmarkSM Variable Annuity, Transamerica FreedomSM Variable Annuity, MEMBERS® FreedomSM Variable Annuity, Transamerica Advisor Elite II, Transamerica Income EliteSM II, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Variable Annuity O-Share, Transamerica ABC Variable Annuity Series, Transamerica 123 Variable Annuity, Transamerica ExtraSM Variable Annuity, MEMBERS® ExtraSM Variable Annuity, Transamerica LibertySSM Variable Annuity, MEMBERS® LibertySM Variable Annuity, Transamerica Advisor EliteSM Variable Annuity, Income EliteSM Variable Annuity, Transamerica AxiomSM Variable Annuity, Transamerica PrincipiumSM II Variable Annuity, Transamerica I-Share Variable Annuity, Transamerica InspireSM Variable Annuity, and Transamerica Advisory Annuity.

The TA ProFunds UltraBear Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares

AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares

AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares

American Funds Insurance Series®	American Funds Insurance Series®

American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares

American Funds - Bond Class 2 Shares	American Funds - Bond Fund Class 2 Shares

American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares

American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares

American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares

BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I Shares

BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares

BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares

DFA Investment Dimensions Group Inc.	DFA Investment Dimensions Group Inc.

DFA VA Equity Allocation	DFA VA Equity Allocation Portfolio

DFA VA Global Bond	DFA VA Global Bond Portfolio

DFA VA Global Moderate Allocation	DFA VA Global Moderate Allocation Portfolio

DFA VA International Small	DFA VA International Small Portfolio

DFA VA International Value	DFA VA International Value Portfolio

DFA VA Short-Term Fixed	DFA VA Short-Term Fixed Portfolio

DFA VA U.S. Large Value	DFA VA U.S. Large Value Portfolio

37

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

1.  Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

DFA Investment Dimensions Group Inc.	DFA Investment Dimensions Group Inc.

DFA VA U.S. Targeted Value	DFA VA U.S. Targeted Value Portfolio

Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund

Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2

Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class

Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2

Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class

Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2

Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class

Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2

Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2

Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class

Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2

Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class

Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2

Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust

Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares

Franklin Income Class 2 Shares	Franklin Income Class Fund 2 Shares

Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares

Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares

Janus Aspen Series	Janus Aspen Series

Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares

Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares

Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares

MFS® Variable Insurance Trust	MFS® Variable Insurance Trust

MFS® New Discovery Service Class	MFS® New Discovery Series Service Class

MFS® Total Return Service Class	MFS® Total Return Series Service Class

Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust

NVIT Emerging Markets Class D Shares	NVIT Emerging Markets Fund Class D Shares

Mutual Fund and Variable Insurance Trust	Mutual Fund and Variable Insurance Trust

Rational Insider Buying VA	Rational Insider Buying VA Fund

Rational Trend Aggregation VA	Rational Trend Aggregation VA Fund

State Street Variable Insurance Series Funds, Inc.	State Street Variable Insurance Series Funds, Inc.

State Street Total Return V.I.S. Class 3 Shares	State Street Total Return V.I.S. Fund Class 3 Shares

Transamerica Series Trust	Transamerica Series Trust

TA 60/40 Allocation Service Class	Transamerica 60/40 Allocation VP Service Class

TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class

TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class

TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class

TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class

TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class

38

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

1.  Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

Transamerica Series Trust	Transamerica Series Trust

TA Barrow Hanley Dividend Focused Initial Class	Transamerica Barrow Hanley Dividend Focused VP Initial Class

TA Barrow Hanley Dividend Focused Service Class	Transamerica Barrow Hanley Dividend Focused VP Service Class

TA BlackRock Equity Smart Beta 100 Service Class	Transamerica BlackRock Equity Smart Beta 100 VP Service Class

TA BlackRock Global Allocation Service Class	Transamerica BlackRock Global Allocation VP Service Class

TA BlackRock Global Allocation Managed Risk - Balanced Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP Service Class

TA BlackRock Global Allocation Managed Risk - Growth Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP Service Class

TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class

TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class

TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class

TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class

TA BlackRock Smart Beta 40 Initial Class	Transamerica BlackRock Smart Beta 40 VP Initial Class

TA BlackRock Smart Beta 40 Service Class	Transamerica BlackRock Smart Beta 40 VP Service Class

TA BlackRock Smart Beta 50 Service Class	Transamerica BlackRock Smart Beta 50 VP Service Class

TA BlackRock Smart Beta 75 Service Class	Transamerica BlackRock Smart Beta 75 VP Service Class

TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class

TA Greystone International Growth Initial Class	Transamerica Greystone International Growth VP Initial Class

TA Greystone International Growth Service Class	Transamerica Greystone International Growth VP Service Class

TA International Equity Index Service Class	Transamerica International Equity Index VP Service Class

TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class

TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class

TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class

TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class

TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class

TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class

TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class

TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class

TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class

TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class

TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class

TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class

TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class

TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class

39

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

1.  Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

Transamerica Series Trust	Transamerica Series Trust

TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class

TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class

TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class

TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class

TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class

TA Levin Large Cap Value Service Class	Transamerica Levin Large Cap Value VP Service Class

TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class

TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class

TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class

TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class

TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class

TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class

TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class

TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class

TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class

TA Multi-Manager Alternative Strategies Service Class	Transamerica Multi-Manager Alternative Strategies VP Service Class

TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class

TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class

TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class

TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class

TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class

TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class

TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)

TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class

TA QS Investors Active Asset Allocation - Moderate Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP Service Class

TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class

TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class

TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class

TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class

TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class

TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class

TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class

TA U.S. Equity Index Service Class	Transamerica U.S. Equity Index VP Service Class

TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

40

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

1.  Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund

Vanguard® - Capital Growth	Vanguard® - Capital Growth Portfolio

Vanguard® - Conservative Allocation	Vanguard® - Conservative Allocation Portfolio

Vanguard® - Diversified Value	Vanguard® - Diversified Value Portfolio

Vanguard® Balanced	Vanguard® Balanced Portfolio

Vanguard® Equity Income	Vanguard® Equity Income Portfolio

Vanguard® Equity Index	Vanguard® Equity Index Portfolio

Vanguard® Global Bond Index	Vanguard® Global Bond Index Portfolio

Vanguard® Growth	Vanguard® Growth Portfolio

Vanguard® High Yield Bond	Vanguard® High Yield Bond Portfolio

Vanguard® International	Vanguard® International Portfolio

Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio

Vanguard® Moderate Allocation	Vanguard® Moderate Allocation Portfolio

Vanguard® Money Market	Vanguard® Money Market Portfolio

Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio

Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio

Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio

Vanguard® Total International Stock Market Index	Vanguard® Total International Stock Market Index Portfolio

Vanguard® Total Stock Market Index	Vanguard® Total Stock Market Index Portfolio

Voya Investors Trust	Voya Investors Trust

Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares

Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares

Voya Strategic Allocation Portfolios, Inc.	Voya Strategic Allocation Portfolios, Inc.

Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Conservative Portfolio Class S Shares

Voya Strategic Allocation Moderate Class S Shares	Voya Strategic Allocation Moderate Portfolio Class S Shares

Wanger Advisors Trust	Wanger Advisors Trust

Wanger International	Wanger International

Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date

DFA VA Equity Allocation	December 23, 2019

DFA VA Global Bond	December 23, 2019

DFA VA Global Moderate Allocation	December 23, 2019

DFA VA International Small	December 23, 2019

DFA VA International Value	December 23, 2019

DFA VA Short-Term Fixed	December 23, 2019

DFA VA U.S. Large Value	December 23, 2019

DFA VA U.S. Targeted Value	December 23, 2019

Vanguard® - Capital Growth	December 23, 2019

Vanguard® - Conservative Allocation	December 23, 2019

Vanguard® - Diversified Value	December 23, 2019

41

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

1.  Organization (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date

Vanguard® Balanced	December 23, 2019

Vanguard® Equity Income	December 23, 2019

Vanguard® Global Bond Index	December 23, 2019

Vanguard® Growth	December 23, 2019

Vanguard® High Yield Bond	December 23, 2019

Vanguard® Moderate Allocation	December 23, 2019

Vanguard® Money Market	December 23, 2019

Vanguard® Total International Stock Market Index	December 23, 2019

Vanguard® Total Stock Market Index	December 23, 2019

TA 60/40 Allocation Service Class	May 1, 2018

TA Levin Large Cap Value Service Class	May 1, 2018

TA International Equity Index Service Class	May 1, 2017

TA U.S. Equity Index Service Class	May 1, 2017

NVIT Emerging Markets Class D Shares	August 4, 2016

TA BlackRock Equity Smart Beta 100 Service Class	March 21, 2016

TA BlackRock Smart Beta 50 Service Class	March 21, 2016

TA BlackRock Smart Beta 75 Service Class	March 21, 2016

TA American Funds Managed Risk - Balanced Service Class	May 1, 2015

Voya Global Perspectives Class S Shares	May 1, 2015

Voya Large Cap Value Class S Shares	May 1, 2015

Voya Strategic Allocation Conservative Class S Shares	May 1, 2015

Voya Strategic Allocation Moderate Class S Shares	May 1, 2015

The following subaccount name changes were made effective during the fiscal year ended December 31, 2019:
Subaccount	Formerly

Franklin Allocation Class 4 Shares	Franklin Founding Funds Allocation Class 4 Shares

TA BlackRock iShares Edge 100 Service Class	TA BlackRock Equity Smart Beta 100 Service Class

TA BlackRock iShares Edge 40 Initial Class	TA BlackRock Smart Beta 40 Initial Class

TA BlackRock iShares Edge 40 Service Class	TA BlackRock Smart Beta 40 Service Class

TA BlackRock iShares Edge 50 Service Class	TA BlackRock Smart Beta 50 Service Class

TA BlackRock iShares Edge 75 Service Class	TA BlackRock Smart Beta 75 Service Class

During the current year the following subaccounts were liquidated and subsequently reinvested:
Reinvested Subaccount	Liquidated Subaccount

TA JPMorgan Asset Allocation - Moderate Service Class	TA Madison Balanced Allocation Service Class

TA JPMorgan Asset Allocation - Conservative Service Class	TA Madison Conservative Allocation Service Class

TA Morgan Stanley Capital Growth Initial Class	TA Jennison Growth Initial Class

TA Morgan Stanley Capital Growth Service Class	TA Jennison Growth Service Class

TA WMC US Growth Initial Class	TA Torray Concentrated Growth Initial Class

TA WMC US Growth Service Class	TA Torray Concentrated Growth Service Class

42

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2019.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2019.

43

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2019 were as follows:

Subaccount	Purchases	Sales

AB Balanced Wealth Strategy Class B Shares	$31,952,148	$21,559,345

AB Growth and Income Class B Shares	54,487,153	37,568,713

AB Large Cap Growth Class B Shares	4,065,747	5,453,813

American Funds - Asset Allocation Class 2 Shares	167,695,449	116,969,084

American Funds - Bond Class 2 Shares	64,918,041	44,989,178

American Funds - Growth Class 2 Shares	224,604,695	72,637,482

American Funds - Growth-Income Class 2 Shares	172,285,406	57,587,421

American Funds - International Class 2 Shares	65,921,186	39,510,665

BlackRock Basic Value V.I. Class I Shares	2,366,669	2,216,294

BlackRock Global Allocation V.I. Class I Shares	497,036	1,475,785

BlackRock High Yield V.I. Class I Shares	353,073	639,608

DFA VA Equity Allocation	100	100

DFA VA Global Bond	100	100

DFA VA Global Moderate Allocation	100	100

DFA VA International Small	101	101

DFA VA International Value	100	100

DFA VA Short-Term Fixed	100	100

DFA VA U.S. Large Value	100	100

DFA VA U.S. Targeted Value	100	100

Fidelity® VIP Balanced Service Class 2	90,971,644	61,251,483

Fidelity® VIP Contrafund® Initial Class	57,770	108,203

Fidelity® VIP Contrafund® Service Class 2	164,261,021	77,279,362

Fidelity® VIP Equity-Income Initial Class	3,544	1,820

Fidelity® VIP Equity-Income Service Class 2	3,735,121	6,150,000

Fidelity® VIP Growth Initial Class	1,276	1,109

Fidelity® VIP Growth Service Class 2	2,580,256	5,562,347

Fidelity® VIP Growth Opportunities Service Class 2	247,135	276,144

Fidelity® VIP Mid Cap Initial Class	14,407	47,488

Fidelity® VIP Mid Cap Service Class 2	82,666,387	45,394,008

Fidelity® VIP Value Strategies Initial Class	124,511	96,955

Fidelity® VIP Value Strategies Service Class 2	45,067,155	20,648,563

Franklin Allocation Class 4 Shares	7,615,325	14,874,029

Franklin Income Class 2 Shares	4,364,442	11,303,187

Franklin Mutual Shares Class 2 Shares	1,583,378	2,436,217

Franklin Templeton Foreign Class 2 Shares	683,072	3,984,103

Invesco V.I. American Franchise Series II Shares	971,309	1,134,124

44

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

3. Investments (continued)

Subaccount	Purchases	Sales

Janus Henderson - Enterprise Service Shares	$1,580,593	$3,636,331

Janus Henderson - Global Research Service Shares	1,882,660	4,066,076

Janus Henderson - Mid Cap Value Service Shares	287,667	206,920

MFS® New Discovery Service Class	8,444,348	7,541,866

MFS® Total Return Service Class	2,097,354	6,739,881

NVIT Emerging Markets Class D Shares	414	376

Rational Insider Buying VA	373,348	658,031

Rational Trend Aggregation VA	74,779	505,166

State Street Total Return V.I.S. Class 3 Shares	9,008,401	11,708,029

TA 60/40 Allocation Service Class	17,881,581	2,971,651

TA Aegon High Yield Bond Initial Class	10,903,449	11,002,442

TA Aegon High Yield Bond Service Class	36,550,773	28,625,785

TA Aegon U.S. Government Securities Initial Class	16,732,214	18,578,349

TA Aegon U.S. Government Securities Service Class	82,247,168	220,227,416

TA American Funds Managed Risk - Balanced Service Class	180,194,335	68,553,530

TA Barrow Hanley Dividend Focused Initial Class	56,858,257	43,679,567

TA Barrow Hanley Dividend Focused Service Class	48,736,957	29,069,500

TA BlackRock Global Allocation Service Class	82,228,633	174,021,908

TA BlackRock Global Allocation Managed Risk - Balanced Service Class	50,977,089	22,259,589

TA BlackRock Global Allocation Managed Risk - Growth Service Class	15,842,543	23,109,666

TA BlackRock Global Real Estate Securities Initial Class	4,090,552	6,312,638

TA BlackRock Global Real Estate Securities Service Class	16,079,249	14,594,955

TA BlackRock Government Money Market Initial Class	38,441,068	42,457,624

TA BlackRock Government Money Market Service Class	330,065,214	321,064,236

TA BlackRock iShares Edge 100 Service Class	17,989,722	10,246,153

TA BlackRock iShares Edge 40 Initial Class	3,673,231	2,282,073

TA BlackRock iShares Edge 40 Service Class	63,881,547	45,415,231

TA BlackRock iShares Edge 50 Service Class	150,150,828	11,886,671

TA BlackRock iShares Edge 75 Service Class	55,918,187	12,364,292

TA BlackRock Tactical Allocation Service Class	104,235,044	195,148,621

TA Greystone International Growth Initial Class	18,249,334	10,653,941

TA Greystone International Growth Service Class	27,501,346	15,677,708

TA International Equity Index Service Class	27,139,318	9,711,291

TA Janus Balanced Service Class	138,259,211	107,131,758

TA Janus Mid-Cap Growth Initial Class	10,406,336	11,074,141

TA Janus Mid-Cap Growth Service Class	52,557,504	18,573,667

45

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

3. Investments (continued)

Subaccount	Purchases	Sales

TA JPMorgan Asset Allocation - Conservative Initial Class	$26,121,650	$26,177,799

TA JPMorgan Asset Allocation - Conservative Service Class	172,391,286	149,614,429

TA JPMorgan Asset Allocation - Growth Initial Class	38,180,370	33,122,248

TA JPMorgan Asset Allocation - Growth Service Class	51,864,454	31,616,020

TA JPMorgan Asset Allocation - Moderate Initial Class	38,786,895	51,034,046

TA JPMorgan Asset Allocation - Moderate Service Class	909,359,981	528,716,588

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	63,657,743	54,844,736

TA JPMorgan Asset Allocation - Moderate Growth Service Class	385,305,406	465,399,581

TA JPMorgan Core Bond Service Class	58,534,339	36,549,970

TA JPMorgan Enhanced Index Initial Class	26,286,717	18,961,883

TA JPMorgan Enhanced Index Service Class	27,535,645	14,279,141

TA JPMorgan International Moderate Growth Initial Class	11,660	1,177

TA JPMorgan International Moderate Growth Service Class	66,357,384	80,415,706

TA JPMorgan Mid Cap Value Service Class	56,987,525	31,403,137

TA JPMorgan Tactical Allocation Service Class	95,607,689	120,509,288

TA Legg Mason Dynamic Allocation - Balanced Service Class	67,128,769	116,668,661

TA Legg Mason Dynamic Allocation - Growth Service Class	29,838,948	59,441,150

TA Levin Large Cap Value Service Class	8,832,985	693,191

TA Madison Diversified Income Service Class	50,131,186	21,606,801

TA Managed Risk - Balanced ETF Service Class	339,163,975	609,975,662

TA Managed Risk - Conservative ETF Service Class	81,525,064	118,012,828

TA Managed Risk - Growth ETF Service Class	299,714,056	386,499,016

TA Market Participation Strategy Service Class	67,796,537	61,208,149

TA Morgan Stanley Capital Growth Initial Class	242,322,196	37,720,512

TA Morgan Stanley Capital Growth Service Class	268,192,152	36,730,866

TA Multi-Managed Balanced Initial Class	15,062,016	12,473,944

TA Multi-Managed Balanced Service Class	144,601,198	134,838,470

TA Multi-Manager Alternative Strategies Service Class	2,154,547	675,083

TA PIMCO Tactical - Balanced Service Class	12,205,271	77,106,805

TA PIMCO Tactical - Conservative Service Class	19,926,860	40,142,104

TA PIMCO Tactical - Growth Service Class	10,058,166	41,257,840

TA PIMCO Total Return Initial Class	21,302,255	25,493,843

TA PIMCO Total Return Service Class	79,420,730	116,381,179

TA PineBridge Inflation Opportunities Service Class	12,457,825	27,198,306

TA ProFunds UltraBear Service Class (OAM)	3,952,803	13,844,136

TA QS Investors Active Asset Allocation - Conservative Service Class	42,491,449	55,464,875

46

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

3. Investments (continued)

Subaccount	Purchases	Sales

TA QS Investors Active Asset Allocation - Moderate Service Class	$146,029,159	$173,256,705

TA QS Investors Active Asset Allocation - Moderate Growth Service Class	54,570,443	86,365,703

TA Small/Mid Cap Value Initial Class	10,860,220	16,901,557

TA Small/Mid Cap Value Service Class	47,677,255	19,515,808

TA T. Rowe Price Small Cap Initial Class	20,376,325	20,301,436

TA T. Rowe Price Small Cap Service Class	99,452,191	37,138,651

TA TS&W International Equity Initial Class	7,475,980	10,583,392

TA TS&W International Equity Service Class	11,112,816	7,345,273

TA U.S. Equity Index Service Class	131,000,921	24,313,113

TA WMC US Growth Initial Class	180,239,270	49,644,906

TA WMC US Growth Service Class	99,173,936	26,470,061

Vanguard® - Capital Growth	100	100

Vanguard® - Conservative Allocation	100	100

Vanguard® - Diversified Value	100	100

Vanguard® Balanced	101	101

Vanguard® Equity Income	100	100

Vanguard® Equity Index	354,666	408,050

Vanguard® Global Bond Index	100	100

Vanguard® Growth	101	101

Vanguard® High Yield Bond	100	100

Vanguard® International	753,852	312,504

Vanguard® Mid-Cap Index	886,165	262,765

Vanguard® Moderate Allocation	100	100

Vanguard® Money Market	100	100

Vanguard® Real Estate Index	272,256	95,336

Vanguard® Short-Term Investment Grade	1,855,032	754,949

Vanguard® Total Bond Market Index	1,446,679	143,853

Vanguard® Total International Stock Market Index	101	101

Vanguard® Total Stock Market Index	100	100

Voya Global Perspectives Class S Shares	1,800	565

Voya Large Cap Value Class S Shares	102	38

Voya Strategic Allocation Conservative Class S Shares	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-

Wanger International	91,620	34,704

Wanger USA	-	-

47

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Balanced Wealth Strategy Class B Shares	2,959,076	(6,440,582)	(3,481,506)	1,523,685	(6,437,660)	(4,913,975)

AB Growth and Income Class B Shares	5,551,354	(10,807,465)	(5,256,111)	9,595,504	(15,344,653)	(5,749,149)

AB Large Cap Growth Class B Shares	57,187	(2,046,034)	(1,988,847)	138,842	(2,286,335)	(2,147,493)

American Funds - Asset Allocation Class 2 Shares	15,423,351	(33,800,670)	(18,377,319)	13,571,099	(46,829,771)	(33,258,672)

American Funds - Bond Class 2 Shares	11,266,535	(12,890,890)	(1,624,355)	8,426,991	(16,200,396)	(7,773,405)

American Funds - Growth Class 2 Shares	9,734,417	(11,227,793)	(1,493,376)	7,066,954	(12,783,085)	(5,716,131)

American Funds - Growth-Income Class 2 Shares	7,710,257	(8,182,891)	(472,634)	4,675,592	(8,885,565)	(4,209,973)

American Funds - International Class 2 Shares	6,507,223	(9,429,935)	(2,922,712)	9,557,859	(11,556,136)	(1,998,277)

BlackRock Basic Value V.I. Class I Shares	106,420	(670,597)	(564,177)	685,055	(1,248,500)	(563,445)

BlackRock Global Allocation V.I. Class I Shares	4,526	(569,915)	(565,389)	252,934	(1,092,678)	(839,744)

BlackRock High Yield V.I. Class I Shares	57,510	(224,475)	(166,965)	109,957	(364,534)	(254,577)

DFA VA Equity Allocation	-	-	-	-	-	-

DFA VA Global Bond	-	-	-	-	-	-

DFA VA Global Moderate Allocation	-	-	-	-	-	-

DFA VA International Small	-	-	-	-	-	-

DFA VA International Value	-	-	-	-	-	-

DFA VA Short-Term Fixed	-	-	-	-	-	-

DFA VA U.S. Large Value	-	-	-	-	-	-

DFA VA U.S. Targeted Value	-	-	-	-	-	-

Fidelity® VIP Balanced Service Class 2	9,152,604	(21,146,988)	(11,994,384)	12,989,014	(23,270,282)	(10,281,268)

Fidelity® VIP Contrafund® Initial Class	13,009	(41,036)	(28,027)	21	(7,630)	(7,609)

Fidelity® VIP Contrafund® Service Class 2	10,752,191	(17,951,593)	(7,199,402)	11,614,079	(29,537,801)	(17,923,722)

Fidelity® VIP Equity-Income Initial Class	-	(818)	(818)	-	(879)	(879)

Fidelity® VIP Equity-Income Service Class 2	165,667	(2,692,956)	(2,527,289)	352,664	(3,484,818)	(3,132,154)

Fidelity® VIP Growth Initial Class	-	(377)	(377)	-	(420)	(420)

Fidelity® VIP Growth Service Class 2	67,416	(2,053,022)	(1,985,606)	330,483	(3,073,544)	(2,743,061)

Fidelity® VIP Growth Opportunities Service Class 2	5,581	(72,763)	(67,182)	55,567	(332,995)	(277,428)

48

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Fidelity® VIP Mid Cap Initial Class	1,164	(21,936)	(20,772)	123	(3,264)	(3,141)

Fidelity® VIP Mid Cap Service Class 2	4,586,758	(10,366,617)	(5,779,859)	5,940,899	(15,765,820)	(9,824,921)

Fidelity® VIP Value Strategies Initial Class	49,452	(48,955)	497	50,773	(56,594)	(5,821)

Fidelity® VIP Value Strategies Service Class 2	4,870,722	(6,013,131)	(1,142,409)	6,742,126	(9,055,247)	(2,313,121)

Franklin Allocation Class 4 Shares	120,905	(6,642,960)	(6,522,055)	109,929	(9,949,405)	(9,839,476)

Franklin Income Class 2 Shares	96,229	(6,874,721)	(6,778,492)	413,996	(8,916,743)	(8,502,747)

Franklin Mutual Shares Class 2 Shares	25,787	(1,579,670)	(1,553,883)	36,490	(1,629,644)	(1,593,154)

Franklin Templeton Foreign Class 2 Shares	53,187	(3,702,269)	(3,649,082)	364,020	(4,737,630)	(4,373,610)

Invesco V.I. American Franchise Series II Shares	10,382	(498,444)	(488,062)	42,437	(615,822)	(573,385)

Janus Henderson - Enterprise Service Shares	54,574	(1,061,913)	(1,007,339)	151,583	(1,239,729)	(1,088,146)

Janus Henderson - Global Research Service Shares	103,747	(2,487,736)	(2,383,989)	258,591	(3,326,563)	(3,067,972)

Janus Henderson - Mid Cap Value Service Shares	9,383	(66,963)	(57,580)	50,595	(120,053)	(69,458)

MFS® New Discovery Service Class	9,963	(2,196,116)	(2,186,153)	235,719	(2,656,779)	(2,421,060)

MFS® Total Return Service Class	55,332	(3,162,264)	(3,106,932)	332,481	(3,975,697)	(3,643,216)

NVIT Emerging Markets Class D Shares	-	(23)	(23)	-	(21)	(21)

Rational Insider Buying VA	25,246	(357,937)	(332,691)	4,310	(248,152)	(243,842)

Rational Trend Aggregation VA	34,940	(361,051)	(326,111)	10,794	(236,985)	(226,191)

State Street Total Return V.I.S. Class 3 Shares	1,814,251	(5,101,432)	(3,287,181)	1,312,073	(6,050,485)	(4,738,412)

TA 60/40 Allocation Service Class	2,877,786	(560,589)	2,317,197	1,559,228	(53,047)	1,506,181

TA Aegon High Yield Bond Initial Class	2,775,485	(4,292,963)	(1,517,478)	2,752,719	(8,261,448)	(5,508,729)

TA Aegon High Yield Bond Service Class	5,006,264	(8,929,785)	(3,923,521)	6,331,640	(11,686,304)	(5,354,664)

TA Aegon U.S. Government Securities Initial Class	9,091,779	(10,638,198)	(1,546,419)	8,207,217	(8,956,243)	(749,026)

TA Aegon U.S. Government Securities Service Class	17,722,565	(51,730,315)	(34,007,750)	41,550,404	(26,832,098)	14,718,306

TA American Funds Managed Risk - Balanced Service Class	13,541,776	(5,548,248)	7,993,528	17,252,554	(6,072,206)	11,180,348

TA Barrow Hanley Dividend Focused Initial Class	446,142	(15,372,107)	(14,925,965)	6,945,777	(28,480,423)	(21,534,646)

TA Barrow Hanley Dividend Focused Service Class	2,431,483	(8,116,194)	(5,684,711)	2,153,579	(11,318,867)	(9,165,288)

TA BlackRock Global Allocation Service Class	5,371,319	(70,755,429)	(65,384,110)	7,432,004	(91,646,552)	(84,214,548)

49

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA BlackRock Global Allocation Managed Risk - Balanced Service Class	4,450,228	(2,037,017)	2,413,211	6,005,589	(2,185,490)	3,820,099

TA BlackRock Global Allocation Managed Risk - Growth Service Class	992,981	(2,085,690)	(1,092,709)	2,277,060	(2,855,018)	(577,958)

TA BlackRock Global Real Estate Securities Initial Class	1,460,964	(2,144,808)	(683,844)	1,751,297	(3,650,757)	(1,899,460)

TA BlackRock Global Real Estate Securities Service Class	2,007,415	(4,838,500)	(2,831,085)	1,010,839	(6,083,144)	(5,072,305)

TA BlackRock Government Money Market Initial Class	34,812,338	(39,796,431)	(4,984,093)	48,955,024	(42,840,185)	6,114,839

TA BlackRock Government Money Market Service Class	124,881,214	(139,462,284)	(14,581,070)	141,518,817	(138,789,554)	2,729,263

TA BlackRock iShares Edge 100 Service Class	1,189,812	(734,756)	455,056	786,162	(990,943)	(204,781)

TA BlackRock iShares Edge 40 Initial Class	635,383	(1,185,264)	(549,881)	1,080,267	(2,176,973)	(1,096,706)

TA BlackRock iShares Edge 40 Service Class	3,930,888	(20,689,387)	(16,758,499)	2,426,732	(23,652,010)	(21,225,278)

TA BlackRock iShares Edge 50 Service Class	12,473,514	(923,467)	11,550,047	8,030,843	(1,102,263)	6,928,580

TA BlackRock iShares Edge 75 Service Class	4,377,493	(917,116)	3,460,377	3,715,143	(614,179)	3,100,964

TA BlackRock Tactical Allocation Service Class	6,996,787	(65,363,645)	(58,366,858)	9,017,567	(77,470,941)	(68,453,374)

TA Greystone International Growth Initial Class	2,839,751	(5,777,099)	(2,937,348)	8,368,569	(8,423,131)	(54,562)

TA Greystone International Growth Service Class	1,594,604	(4,521,677)	(2,927,073)	2,002,016	(8,795,897)	(6,793,881)

TA International Equity Index Service Class	2,575,195	(912,819)	1,662,376	1,265,869	(156,076)	1,109,793

TA Janus Balanced Service Class	16,170,243	(26,515,812)	(10,345,569)	28,380,728	(27,666,375)	714,353

TA Janus Mid-Cap Growth Initial Class	3,055,666	(4,906,212)	(1,850,546)	5,436,682	(7,947,017)	(2,510,335)

TA Janus Mid-Cap Growth Service Class	3,776,702	(3,829,576)	(52,874)	3,407,078	(4,261,244)	(854,166)

TA JPMorgan Asset Allocation - Conservative Initial Class	9,375,062	(13,551,832)	(4,176,770)	13,288,452	(21,972,962)	(8,684,510)

TA JPMorgan Asset Allocation - Conservative Service Class	27,499,368	(61,255,789)	(33,756,421)	13,255,351	(72,889,257)	(59,633,906)

TA JPMorgan Asset Allocation - Growth Initial Class	4,686,071	(13,777,368)	(9,091,297)	11,030,046	(23,778,026)	(12,747,980)

TA JPMorgan Asset Allocation - Growth Service Class	4,116,256	(9,940,906)	(5,824,650)	3,726,737	(13,398,852)	(9,672,115)

TA JPMorgan Asset Allocation - Moderate Initial Class	5,523,501	(23,433,552)	(17,910,051)	14,962,063	(31,379,825)	(16,417,762)

TA JPMorgan Asset Allocation - Moderate Service Class	61,615,370	(197,714,701)	(136,099,331)	54,819,320	(228,773,202)	(173,953,882)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	6,727,727	(23,315,094)	(16,587,367)	14,295,189	(30,175,990)	(15,880,801)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	8,734,830	(169,977,528)	(161,242,698)	21,958,093	(180,994,364)	(159,036,271)

TA JPMorgan Core Bond Service Class	11,518,710	(13,691,980)	(2,173,270)	7,316,173	(14,093,712)	(6,777,539)

50

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA JPMorgan Enhanced Index Initial Class	3,763,394	(6,254,819)	(2,491,425)	7,004,207	(9,654,472)	(2,650,265)

TA JPMorgan Enhanced Index Service Class	1,656,099	(2,746,771)	(1,090,672)	1,349,663	(3,661,708)	(2,312,045)

TA JPMorgan International Moderate Growth Initial Class	1,372	(583)	789	1,110	(556)	554

TA JPMorgan International Moderate Growth Service Class	3,854,899	(41,005,935)	(37,151,036)	12,495,447	(45,652,434)	(33,156,987)

TA JPMorgan Mid Cap Value Service Class	4,076,947	(6,772,416)	(2,695,469)	4,061,822	(9,956,648)	(5,894,826)

TA JPMorgan Tactical Allocation Service Class	7,255,078	(37,268,135)	(30,013,057)	5,691,744	(51,865,484)	(46,173,740)

TA Legg Mason Dynamic Allocation - Balanced Service Class	4,351,016	(26,879,312)	(22,528,296)	4,698,058	(34,119,438)	(29,421,380)

TA Legg Mason Dynamic Allocation - Growth Service Class	2,183,486	(14,448,434)	(12,264,948)	6,477,706	(18,452,494)	(11,974,788)

TA Levin Large Cap Value Service Class	1,446,415	(301,246)	1,145,169	379,919	(56,530)	323,389

TA Madison Diversified Income Service Class	9,674,645	(9,018,765)	655,880	3,604,623	(6,721,983)	(3,117,360)

TA Managed Risk - Balanced ETF Service Class	13,516,679	(160,478,245)	(146,961,566)	23,961,838	(188,072,355)	(164,110,517)

TA Managed Risk - Conservative ETF Service Class	7,741,347	(42,636,379)	(34,895,032)	12,593,909	(47,438,094)	(34,844,185)

TA Managed Risk - Growth ETF Service Class	9,279,418	(131,613,254)	(122,333,836)	15,365,231	(158,078,377)	(142,713,146)

TA Market Participation Strategy Service Class	1,450,212	(13,273,808)	(11,823,596)	7,901,328	(14,376,033)	(6,474,705)

TA Morgan Stanley Capital Growth Initial Class	62,202,553	(9,266,560)	52,935,993	6,891,310	(6,340,702)	550,608

TA Morgan Stanley Capital Growth Service Class	21,936,652	(4,946,429)	16,990,223	4,449,254	(4,357,928)	91,326

TA Multi-Managed Balanced Initial Class	3,016,812	(4,322,359)	(1,305,547)	4,368,453	(5,441,241)	(1,072,788)

TA Multi-Managed Balanced Service Class	7,774,819	(27,365,259)	(19,590,440)	7,920,741	(40,603,827)	(32,683,086)

TA Multi-Manager Alternative Strategies Service Class	213,154	(64,411)	148,743	196,375	(68,671)	127,704

TA PIMCO Tactical - Balanced Service Class	4,001,397	(23,032,095)	(19,030,698)	4,705,473	(25,247,915)	(20,542,442)

TA PIMCO Tactical - Conservative Service Class	6,162,221	(13,041,798)	(6,879,577)	5,725,827	(14,844,962)	(9,119,135)

TA PIMCO Tactical - Growth Service Class	2,778,267	(12,324,844)	(9,546,577)	3,306,016	(15,327,665)	(12,021,649)

TA PIMCO Total Return Initial Class	10,834,099	(13,912,677)	(3,078,578)	13,017,182	(20,926,712)	(7,909,530)

TA PIMCO Total Return Service Class	11,475,171	(53,261,535)	(41,786,364)	12,286,984	(61,609,367)	(49,322,383)

TA PineBridge Inflation Opportunities Service Class	2,081,570	(13,686,945)	(11,605,375)	4,631,467	(15,046,728)	(10,415,261)

TA ProFunds UltraBear Service Class (OAM)	127,036,956	(423,206,798)	(296,169,842)	671,427,493	(172,407,006)	499,020,487

TA QS Investors Active Asset Allocation - Conservative Service Class	2,176,086	(22,407,879)	(20,231,793)	3,269,843	(28,804,012)	(25,534,169)

51

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA QS Investors Active Asset Allocation - Moderate Service Class	4,287,547	(52,803,624)	(48,516,077)	9,738,675	(60,541,321)	(50,802,646)

TA QS Investors Active Asset Allocation - Moderate Growth Service Class	3,302,463	(30,669,669)	(27,367,206)	7,075,120	(36,789,361)	(29,714,241)

TA Small/Mid Cap Value Initial Class	256,137	(2,746,483)	(2,490,346)	1,249,255	(3,474,380)	(2,225,125)

TA Small/Mid Cap Value Service Class	3,137,027	(4,908,697)	(1,771,670)	1,550,851	(6,540,776)	(4,989,925)

TA T. Rowe Price Small Cap Initial Class	2,221,290	(5,983,450)	(3,762,160)	5,300,315	(7,321,903)	(2,021,588)

TA T. Rowe Price Small Cap Service Class	4,475,218	(5,518,113)	(1,042,895)	2,886,418	(7,336,983)	(4,450,565)

TA TS&W International Equity Initial Class	2,815,743	(5,303,945)	(2,488,202)	8,543,976	(6,780,649)	1,763,327

TA TS&W International Equity Service Class	1,263,310	(2,579,274)	(1,315,964)	1,200,237	(2,728,634)	(1,528,397)

TA U.S. Equity Index Service Class	10,608,519	(1,912,189)	8,696,330	3,233,373	(429,665)	2,803,708

TA WMC US Growth Initial Class	61,933,873	(18,628,698)	43,305,175	13,389,315	(27,098,607)	(13,709,292)

TA WMC US Growth Service Class	10,259,246	(5,227,520)	5,031,726	1,721,219	(5,631,616)	(3,910,397)

Vanguard® - Capital Growth	-	-	-	-	-	-

Vanguard® - Conservative Allocation	-	-	-	-	-	-

Vanguard® - Diversified Value	-	-	-	-	-	-

Vanguard® Balanced	-	-	-	-	-	-

Vanguard® Equity Income	-	-	-	-	-	-

Vanguard® Equity Index	63,628	(141,356)	(77,728)	486,258	(116,070)	370,188

Vanguard® Global Bond Index	-	-	-	-	-	-

Vanguard® Growth	-	-	-	-	-	-

Vanguard® High Yield Bond	-	-	-	-	-	-

Vanguard® International	67,867	(64,938)	2,929	176,491	(376,350)	(199,859)

Vanguard® Mid-Cap Index	40,875	(28,213)	12,662	39,172	(96,381)	(57,209)

Vanguard® Moderate Allocation	-	-	-	-	-	-

Vanguard® Money Market	-	-	-	-	-	-

Vanguard® Real Estate Index	54,861	(33,936)	20,925	10,232	(16,395)	(6,163)

Vanguard® Short-Term Investment Grade	398,473	(392,730)	5,743	43,180	(92,627)	(49,447)

52

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Vanguard® Total Bond Market Index	209,472	(18,717)	190,755	37,172	(80,312)	(43,140)

Vanguard® Total International Stock Market Index	-	-	-	-	-	-

Vanguard® Total Stock Market Index	-	-	-	-	-	-

Voya Global Perspectives Class S Shares	21	(27)	(6)	129	(1)	128

Voya Large Cap Value Class S Shares	-	(2)	(2)	2	(1)	1

Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-

Wanger International	5,559	(18,149)	(12,590)	3,274	(40,859)	(37,585)

Wanger USA	-	-	-	-	-	-

53

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Balanced Wealth Strategy Class B Shares	$18,495,036	$(20,198,976)	$(1,703,940)	$10,528,416	$(17,828,775)	$(7,300,359)

AB Growth and Income Class B Shares	27,237,830	(34,791,818)	(7,553,988)	28,852,871	(46,781,780)	(17,928,909)

AB Large Cap Growth Class B Shares	139,023	(5,003,502)	(4,864,479)	329,434	(5,407,326)	(5,077,892)

American Funds - Asset Allocation Class 2 Shares	117,675,182	(107,698,788)	9,976,394	97,895,872	(143,472,008)	(45,576,136)

American Funds - Bond Class 2 Shares	60,356,238	(42,660,438)	17,695,800	41,396,975	(56,694,257)	(15,297,282)

American Funds - Growth Class 2 Shares	168,037,679	(68,197,329)	99,840,350	91,048,392	(82,011,310)	9,037,082

American Funds - Growth-Income Class 2 Shares	118,068,090	(53,467,557)	64,600,533	61,056,938	(56,671,161)	4,385,777

American Funds - International Class 2 Shares	58,814,627	(37,639,733)	21,174,894	64,333,811	(38,540,051)	25,793,760

BlackRock Basic Value V.I. Class I Shares	303,180	(1,936,483)	(1,633,303)	1,790,580	(3,854,477)	(2,063,897)

BlackRock Global Allocation V.I. Class I Shares	12,776	(1,310,869)	(1,298,093)	677,567	(2,355,941)	(1,678,374)

BlackRock High Yield V.I. Class I Shares	154,156	(586,332)	(432,176)	265,390	(911,081)	(645,691)

DFA VA Equity Allocation	-	-	-	-	-	-

DFA VA Global Bond	-	-	-	-	-	-

DFA VA Global Moderate Allocation	-	-	-	-	-	-

DFA VA International Small	-	-	-	-	-	-

DFA VA International Value	-	-	-	-	-	-

DFA VA Short-Term Fixed	-	-	-	-	-	-

DFA VA U.S. Large Value	-	-	-	-	-	-

DFA VA U.S. Targeted Value	-	-	-	-	-	-

Fidelity® VIP Balanced Service Class 2	66,550,149	(56,834,830)	9,715,319	60,541,254	(54,617,405)	5,923,849

Fidelity® VIP Contrafund® Initial Class	28,594	(106,631)	(78,037)	277	(20,685)	(20,408)

Fidelity® VIP Contrafund® Service Class 2	100,206,606	(71,415,665)	28,790,941	61,504,641	(103,056,512)	(41,551,871)

Fidelity® VIP Equity-Income Initial Class	-	(1,514)	(1,514)	-	(1,576)	(1,576)

Fidelity® VIP Equity-Income Service Class 2	307,577	(5,545,597)	(5,238,020)	710,627	(6,921,780)	(6,211,153)

Fidelity® VIP Growth Initial Class	-	(946)	(946)	-	(992)	(992)

Fidelity® VIP Growth Service Class 2	182,185	(5,003,831)	(4,821,646)	779,126	(6,866,136)	(6,087,010)

Fidelity® VIP Growth Opportunities Service Class 2	17,551	(233,923)	(216,372)	186,612	(836,051)	(649,439)

54

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Fidelity® VIP Mid Cap Initial Class	$3,974	$(47,116)	$(43,142)	$1,701	$(12,984)	$(11,283)

Fidelity® VIP Mid Cap Service Class 2	45,923,986	(41,993,624)	3,930,362	36,147,721	(66,250,952)	(30,103,231)

Fidelity® VIP Value Strategies Initial Class	92,424	(95,058)	(2,634)	91,176	(101,806)	(10,630)

Fidelity® VIP Value Strategies Service Class 2	30,998,254	(19,049,421)	11,948,833	22,162,373	(27,449,636)	(5,287,263)

Franklin Allocation Class 4 Shares	247,538	(13,626,476)	(13,378,938)	224,968	(20,529,629)	(20,304,661)

Franklin Income Class 2 Shares	146,509	(10,419,469)	(10,272,960)	589,292	(13,009,297)	(12,420,005)

Franklin Mutual Shares Class 2 Shares	36,389	(2,234,413)	(2,198,024)	61,058	(2,261,015)	(2,199,957)

Franklin Templeton Foreign Class 2 Shares	52,169	(3,639,114)	(3,586,945)	424,348	(5,033,098)	(4,608,750)

Invesco V.I. American Franchise Series II Shares	20,588	(1,035,926)	(1,015,338)	83,045	(1,200,494)	(1,117,449)

Janus Henderson - Enterprise Service Shares	184,775	(3,303,334)	(3,118,559)	470,269	(3,038,447)	(2,568,178)

Janus Henderson - Global Research Service Shares	160,341	(3,700,123)	(3,539,782)	401,892	(4,587,391)	(4,185,499)

Janus Henderson - Mid Cap Value Service Shares	24,027	(164,418)	(140,391)	101,993	(298,028)	(196,035)

MFS® New Discovery Service Class	31,193	(6,894,173)	(6,862,980)	703,286	(7,376,837)	(6,673,551)

MFS® Total Return Service Class	107,615	(6,123,424)	(6,015,809)	603,679	(7,420,702)	(6,817,023)

NVIT Emerging Markets Class D Shares	-	(282)	(282)	-	(285)	(285)

Rational Insider Buying VA	44,759	(633,417)	(588,658)	7,491	(443,470)	(435,979)

Rational Trend Aggregation VA	47,964	(490,157)	(442,193)	14,688	(319,699)	(305,011)

State Street Total Return V.I.S. Class 3 Shares	8,008,791	(10,962,674)	(2,953,883)	6,909,713	(11,280,379)	(4,370,666)

TA 60/40 Allocation Service Class	17,861,669	(2,803,892)	15,057,777	8,347,672	(389,845)	7,957,827

TA Aegon High Yield Bond Initial Class	6,484,677	(10,030,574)	(3,545,897)	6,089,778	(18,777,424)	(12,687,646)

TA Aegon High Yield Bond Service Class	28,256,301	(27,073,129)	1,183,172	24,778,333	(38,894,075)	(14,115,742)

TA Aegon U.S. Government Securities Initial Class	15,537,270	(17,710,679)	(2,173,409)	11,437,735	(13,448,799)	(2,011,064)

TA Aegon U.S. Government Securities Service Class	78,903,574	(217,458,822)	(138,555,248)	195,994,882	(74,926,949)	121,067,933

TA American Funds Managed Risk - Balanced Service Class	155,708,206	(62,821,545)	92,886,661	193,622,020	(67,582,412)	126,039,608

TA Barrow Hanley Dividend Focused Initial Class	1,117,365	(39,009,870)	(37,892,505)	16,572,835	(72,943,748)	(56,370,913)

TA Barrow Hanley Dividend Focused Service Class	22,204,280	(27,340,076)	(5,135,796)	16,309,883	(39,989,356)	(23,679,473)

TA BlackRock Global Allocation Service Class	27,173,604	(160,247,378)	(133,073,774)	37,386,024	(196,057,239)	(158,671,215)

55

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA BlackRock Global Allocation Managed Risk - Balanced Service Class	$45,020,312	$(20,424,585)	$24,595,727	$61,084,279	$(21,894,213)	$39,190,066

TA BlackRock Global Allocation Managed Risk - Growth Service Class	10,005,044	(20,987,910)	(10,982,866)	23,620,686	(29,040,063)	(5,419,377)

TA BlackRock Global Real Estate Securities Initial Class	3,773,482	(5,749,723)	(1,976,241)	4,119,396	(8,999,496)	(4,880,100)

TA BlackRock Global Real Estate Securities Service Class	15,864,348	(13,743,361)	2,120,987	5,223,424	(15,184,072)	(9,960,648)

TA BlackRock Government Money Market Initial Class	36,942,078	(41,278,658)	(4,336,580)	49,426,332	(46,071,504)	3,354,828

TA BlackRock Government Money Market Service Class	325,515,918	(317,729,106)	7,786,812	327,154,039	(282,214,765)	44,939,274

TA BlackRock iShares Edge 100 Service Class	16,228,540	(9,856,901)	6,371,639	10,126,502	(12,663,492)	(2,536,990)

TA BlackRock iShares Edge 40 Initial Class	976,405	(2,033,653)	(1,057,248)	1,685,158	(3,712,139)	(2,026,981)

TA BlackRock iShares Edge 40 Service Class	20,748,200	(41,893,248)	(21,145,048)	14,726,471	(44,158,426)	(29,431,955)

TA BlackRock iShares Edge 50 Service Class	149,360,955	(10,911,447)	138,449,508	90,642,563	(12,372,331)	78,270,232

TA BlackRock iShares Edge 75 Service Class	54,977,244	(11,531,838)	43,445,406	44,905,465	(7,268,671)	37,636,794

TA BlackRock Tactical Allocation Service Class	19,692,693	(178,833,346)	(159,140,653)	30,957,682	(204,954,032)	(173,996,350)

TA Greystone International Growth Initial Class	4,533,599	(9,704,270)	(5,170,671)	14,150,131	(13,418,140)	731,991

TA Greystone International Growth Service Class	10,588,816	(14,706,955)	(4,118,139)	13,200,659	(24,001,176)	(10,800,517)

TA International Equity Index Service Class	26,945,213	(9,514,103)	17,431,110	13,671,483	(1,554,176)	12,117,307

TA Janus Balanced Service Class	86,923,063	(97,714,048)	(10,790,985)	113,404,035	(95,755,729)	17,648,306

TA Janus Mid-Cap Growth Initial Class	6,128,410	(9,980,545)	(3,852,135)	10,494,234	(14,740,760)	(4,246,526)

TA Janus Mid-Cap Growth Service Class	46,310,712	(17,545,875)	28,764,837	22,352,176	(16,278,807)	6,073,369

TA JPMorgan Asset Allocation - Conservative Initial Class	16,521,273	(23,924,610)	(7,403,337)	22,711,065	(38,777,003)	(16,065,938)

TA JPMorgan Asset Allocation - Conservative Service Class	117,426,583	(138,518,731)	(21,092,148)	57,882,553	(152,148,577)	(94,266,024)

TA JPMorgan Asset Allocation - Growth Initial Class	9,931,272	(29,355,723)	(19,424,451)	24,276,165	(51,383,378)	(27,107,213)

TA JPMorgan Asset Allocation - Growth Service Class	30,431,694	(29,335,594)	1,096,100	18,893,652	(36,235,267)	(17,341,615)

TA JPMorgan Asset Allocation - Moderate Initial Class	10,429,790	(45,694,714)	(35,264,924)	28,966,094	(59,959,335)	(30,993,241)

TA JPMorgan Asset Allocation - Moderate Service Class	524,626,480	(481,341,842)	43,284,638	538,331,283	(524,114,027)	14,217,256

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	14,168,632	(48,088,456)	(33,919,824)	29,168,116	(62,370,283)	(33,202,167)

56

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	$53,722,050	$(423,159,781)	$(369,437,731)	$140,818,240	$(447,821,577)	$(307,003,337)

TA JPMorgan Core Bond Service Class	53,927,843	(34,566,172)	19,361,671	33,770,866	(33,195,288)	575,578

TA JPMorgan Enhanced Index Initial Class	10,513,423	(17,270,739)	(6,757,316)	17,725,180	(24,949,090)	(7,223,910)

TA JPMorgan Enhanced Index Service Class	18,868,754	(13,563,406)	5,305,348	11,923,720	(17,471,118)	(5,547,398)

TA JPMorgan International Moderate Growth Initial Class	1,858	(765)	1,093	1,522	(762)	760

TA JPMorgan International Moderate Growth Service Class	11,967,799	(73,638,183)	(61,670,384)	44,322,654	(82,866,782)	(38,544,128)

TA JPMorgan Mid Cap Value Service Class	35,129,532	(29,309,041)	5,820,491	24,992,139	(43,258,742)	(18,266,603)

TA JPMorgan Tactical Allocation Service Class	59,952,197	(109,708,301)	(49,756,104)	50,537,559	(135,165,480)	(84,627,921)

TA Legg Mason Dynamic Allocation - Balanced Service Class	26,394,536	(105,002,007)	(78,607,471)	25,932,187	(124,411,453)	(98,479,266)

TA Legg Mason Dynamic Allocation - Growth Service Class	9,189,757	(54,075,396)	(44,885,639)	20,075,603	(64,699,858)	(44,624,255)

TA Levin Large Cap Value Service Class	8,817,694	(635,712)	8,181,982	2,642,746	(333,324)	2,309,422

TA Madison Diversified Income Service Class	43,739,712	(19,759,389)	23,980,323	24,927,200	(16,831,628)	8,095,572

TA Managed Risk - Balanced ETF Service Class	96,933,586	(549,375,722)	(452,442,136)	130,035,759	(553,917,033)	(423,881,274)

TA Managed Risk - Conservative ETF Service Class	35,955,216	(110,395,523)	(74,440,307)	50,778,006	(115,843,179)	(65,065,173)

TA Managed Risk - Growth ETF Service Class	46,788,926	(357,001,014)	(310,212,088)	63,826,107	(400,522,021)	(336,695,914)

TA Market Participation Strategy Service Class	6,358,630	(56,172,771)	(49,814,141)	21,622,306	(58,154,726)	(36,532,420)

TA Morgan Stanley Capital Growth Initial Class	230,022,471	(35,150,509)	194,871,962	24,106,297	(22,175,752)	1,930,545

TA Morgan Stanley Capital Growth Service Class	254,675,647	(35,314,802)	219,360,845	45,375,591	(31,286,067)	14,089,524

TA Multi-Managed Balanced Initial Class	7,956,194	(11,233,851)	(3,277,657)	10,398,376	(13,506,918)	(3,108,542)

TA Multi-Managed Balanced Service Class	52,458,662	(121,492,313)	(69,033,651)	54,954,937	(164,631,639)	(109,676,702)

TA Multi-Manager Alternative Strategies Service Class	2,137,933	(643,709)	1,494,224	1,966,039	(679,114)	1,286,925

TA PIMCO Tactical - Balanced Service Class	11,873,957	(70,377,951)	(58,503,994)	11,922,315	(79,247,563)	(67,325,248)

TA PIMCO Tactical - Conservative Service Class	20,167,516	(37,234,436)	(17,066,920)	17,788,673	(46,044,021)	(28,255,348)

TA PIMCO Tactical - Growth Service Class	10,596,569	(37,234,519)	(26,637,950)	12,814,094	(44,103,541)	(31,289,447)

TA PIMCO Total Return Initial Class	17,552,882	(23,335,974)	(5,783,092)	19,791,265	(32,821,077)	(13,029,812)

TA PIMCO Total Return Service Class	65,032,013	(108,556,471)	(43,524,458)	53,033,488	(119,716,327)	(66,682,839)

57

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA PineBridge Inflation Opportunities Service Class	$9,312,653	$(25,462,606)	$(16,149,953)	$14,831,713	$(29,362,101)	$(14,530,388)

TA ProFunds UltraBear Service Class (OAM)	4,004,863	(13,607,982)	(9,603,119)	26,986,533	(6,539,644)	20,446,889

TA QS Investors Active Asset Allocation - Conservative Service Class	10,386,947	(51,395,738)	(41,008,791)	12,448,724	(61,843,804)	(49,395,080)

TA QS Investors Active Asset Allocation - Moderate Service Class	31,854,197	(157,765,584)	(125,911,387)	67,067,063	(171,513,291)	(104,446,228)

TA QS Investors Active Asset Allocation - Moderate Growth Service Class	11,549,965	(80,049,370)	(68,499,405)	25,265,880	(91,862,638)	(66,596,758)

TA Small/Mid Cap Value Initial Class	1,165,147	(15,293,646)	(14,128,499)	5,918,923	(20,739,224)	(14,820,301)

TA Small/Mid Cap Value Service Class	36,945,752	(18,413,425)	18,532,327	15,694,097	(24,035,571)	(8,341,474)

TA T. Rowe Price Small Cap Initial Class	7,198,698	(18,637,794)	(11,439,096)	17,150,745	(22,325,438)	(5,174,693)

TA T. Rowe Price Small Cap Service Class	70,601,308	(34,907,777)	35,693,531	33,503,886	(44,505,901)	(11,002,015)

TA TS&W International Equity Initial Class	5,343,959	(9,623,990)	(4,280,031)	16,098,869	(13,028,471)	3,070,398

TA TS&W International Equity Service Class	10,139,801	(6,945,097)	3,194,704	6,837,113	(7,039,421)	(202,308)

TA U.S. Equity Index Service Class	131,202,601	(23,636,605)	107,565,996	37,075,308	(4,824,519)	32,250,789

TA WMC US Growth Initial Class	156,017,750	(45,246,803)	110,770,947	33,935,385	(59,913,199)	(25,977,814)

TA WMC US Growth Service Class	87,071,310	(25,071,486)	61,999,824	16,520,794	(25,847,178)	(9,326,384)

Vanguard® - Capital Growth	-	-	-	-	-	-

Vanguard® - Conservative Allocation	-	-	-	-	-	-

Vanguard® - Diversified Value	-	-	-	-	-	-

Vanguard® Balanced	-	-	-	-	-	-

Vanguard® Equity Income	-	-	-	-	-	-

Vanguard® Equity Index	149,317	(369,214)	(219,897)	1,048,327	(507,557)	540,770

Vanguard® Global Bond Index	-	-	-	-	-	-

Vanguard® Growth	-	-	-	-	-	-

Vanguard® High Yield Bond	-	-	-	-	-	-

Vanguard® International	658,728	(295,272)	363,456	521,283	(717,139)	(195,856)

Vanguard® Mid-Cap Index	734,561	(247,424)	487,137	387,983	(276,491)	111,492

58

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Vanguard® Moderate Allocation	$-	$-	$-	$-	$-	$-

Vanguard® Money Market	-	-	-	-	-	-

Vanguard® Real Estate Index	232,059	(91,024)	141,035	63,092	(40,179)	22,913

Vanguard® Short-Term Investment Grade	1,767,559	(730,183)	1,037,376	310,589	(253,550)	57,039

Vanguard® Total Bond Market Index	1,383,198	(122,794)	1,260,404	318,064	(202,789)	115,275

Vanguard® Total International Stock Market Index	-	-	-	-	-	-

Vanguard® Total Stock Market Index	-	-	-	-	-	-

Voya Global Perspectives Class S Shares	238	(299)	(61)	1,375	(8)	1,367

Voya Large Cap Value Class S Shares	-	(23)	(23)	25	(11)	14

Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-

Wanger International	56,770	(33,129)	23,641	20,357	(64,464)	(44,107)

Wanger USA	-	-	-	-	-	-

59

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Balanced Wealth Strategy Class B Shares

12/31/2019	30,129,720	$15.18	to	$11.74	$97,353,579	2.34%	0.40%	to	2.85%	17.73%	to	14.93%

12/31/2018	33,611,226	12.90	to	10.21	85,205,038	1.69	0.40	to	2.85	(6.79)	to	(9.02)

12/31/2017	38,525,201	13.84	to	11.22	99,946,976	1.81	0.40	to	2.85	14.88	to	12.43

12/31/2016	44,034,478	12.01	to	1.63	94,083,857	1.82	0.65	to	2.65	3.77	to	1.75

12/31/2015	47,328,479	11.58	to	1.60	95,500,596	2.02	0.65	to	2.65	0.64	to	(1.32)

AB Growth and Income Class B Shares

12/31/2019	66,912,738	2.76	to	12.57	249,977,608	1.03	0.30	to	2.80	23.24	to	20.24

12/31/2018	72,168,849	2.24	to	10.45	211,887,489	0.75	0.30	to	2.80	(6.13)	to	(8.42)

12/31/2017	77,917,998	2.38	to	11.42	246,477,664	1.27	0.30	to	2.80	18.24	to	15.38

12/31/2016	86,181,039	2.02	to	1.37	220,284,665	0.84	0.30	to	2.30	10.74	to	8.58

12/31/2015	86,893,047	1.82	to	1.26	194,307,335	1.19	0.30	to	2.30	1.12	to	(0.85)

AB Large Cap Growth Class B Shares

12/31/2019	11,372,716	3.81	to	16.41	31,230,390	-	0.30	to	2.80	33.96	to	30.70

12/31/2018	13,361,563	2.84	to	12.55	27,738,213	-	0.30	to	2.80	2.02	to	(0.48)

12/31/2017	15,509,056	2.79	to	12.61	32,262,769	-	0.30	to	2.80	31.28	to	28.10

12/31/2016	17,594,877	2.12	to	1.57	28,324,370	-	0.30	to	2.30	2.05	to	0.06

12/31/2015	19,226,523	2.08	to	1.57	30,693,993	-	0.30	to	2.30	10.52	to	8.36

American Funds - Asset Allocation Class 2 Shares

12/31/2019	194,454,343	17.00	to	12.24	819,073,416	1.95	0.60	to	2.95	20.51	to	17.76

12/31/2018	212,831,662	14.10	to	10.39	677,757,631	1.62	0.60	to	2.95	(5.18)	to	(7.35)

12/31/2017	246,090,334	14.87	to	11.22	769,063,617	1.56	0.60	to	2.95	15.37	to	12.91

12/31/2016	250,143,519	12.88	to	1.60	634,039,608	1.74	0.75	to	2.75	8.60	to	6.49

12/31/2015	229,793,901	11.86	to	1.50	511,723,809	1.70	0.75	to	2.75	0.64	to	(1.31)

American Funds - Bond Class 2 Shares

12/31/2019	64,327,748	11.32	to	10.37	230,089,383	2.69	0.60	to	2.95	8.70	to	6.22

12/31/2018	65,952,103	10.42	to	9.76	197,187,014	2.40	0.60	to	2.95	(1.31)	to	(3.57)

12/31/2017	73,725,508	10.56	to	10.12	217,547,968	2.00	0.60	to	2.95	2.89	to	0.70

12/31/2016	86,249,797	10.24	to	1.04	202,687,185	1.75	0.75	to	2.75	2.18	to	0.20

12/31/2015	83,923,617	10.03	to	1.04	168,449,072	1.79	0.75	to	2.75	(0.47)	to	(2.41)

American Funds - Growth Class 2 Shares

12/31/2019	60,243,138	24.27	to	15.13	679,623,629	0.80	0.60	to	2.95	29.99	to	27.03

12/31/2018	61,736,514	18.67	to	11.91	442,334,800	0.44	0.60	to	2.95	(0.85)	to	(3.12)

12/31/2017	67,452,645	18.83	to	12.29	442,900,974	0.53	0.60	to	2.95	27.34	to	24.63

12/31/2016	68,512,929	14.77	to	1.85	301,070,692	0.84	0.75	to	2.60	8.67	to	6.72

12/31/2015	69,343,957	13.59	to	1.74	241,712,021	0.67	0.75	to	2.60	6.06	to	4.15

American Funds - Growth-Income Class 2 Shares

12/31/2019	55,567,642	21.87	to	13.74	578,289,945	1.79	0.60	to	2.95	25.38	to	22.52

12/31/2018	56,040,276	17.44	to	11.22	409,513,116	1.43	0.60	to	2.95	(2.38)	to	(4.62)

12/31/2017	60,250,249	17.87	to	11.76	420,162,453	1.48	0.60	to	2.95	21.47	to	18.89

12/31/2016	60,127,114	14.69	to	1.81	308,892,051	1.61	0.75	to	2.60	10.69	to	8.70

12/31/2015	56,995,196	13.27	to	1.66	236,097,115	1.44	0.75	to	2.60	0.70	to	(1.12)

American Funds - International Class 2 Shares

12/31/2019	46,533,316	14.76	to	12.92	248,531,886	1.55	0.60	to	2.95	22.15	to	19.36

12/31/2018	49,456,028	12.08	to	10.83	186,794,262	1.80	0.60	to	2.95	(13.66)	to	(15.64)

12/31/2017	51,454,305	14.00	to	12.84	191,936,131	1.34	0.60	to	2.95	31.16	to	28.37

12/31/2016	49,934,063	10.66	to	1.04	129,648,359	1.48	0.75	to	2.60	2.76	to	0.92

12/31/2015	54,330,699	10.37	to	1.03	114,935,590	1.62	0.75	to	2.60	(5.24)	to	(6.95)

60

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock Basic Value V.I. Class I Shares

12/31/2019	6,249,446	$2.63	to	$11.24	$20,016,237	2.39%	1.25%	to	2.65%	22.38%	to	20.71%

12/31/2018	6,813,623	2.15	to	9.31	17,849,636	1.79	1.25	to	2.65	(8.99)	to	(10.24)

12/31/2017	7,377,068	2.36	to	10.38	21,702,345	1.54	1.25	to	2.65	6.91	to	5.45

12/31/2016	8,011,814	2.21	to	2.40	22,069,925	1.52	1.25	to	2.30	16.73	to	15.54

12/31/2015	8,817,241	1.89	to	2.07	20,857,527	1.42	1.25	to	2.30	(7.11)	to	(8.07)

BlackRock Global Allocation V.I. Class I Shares

12/31/2019	4,729,879	3.19	to	11.46	10,712,286	1.24	1.25	to	2.65	16.53	to	14.94

12/31/2018	5,295,268	2.73	to	9.97	10,410,140	0.92	1.25	to	2.65	(8.49)	to	(9.74)

12/31/2017	6,135,012	2.99	to	11.05	13,086,962	1.26	1.25	to	2.65	12.46	to	10.93

12/31/2016	7,054,931	2.66	to	2.61	13,393,563	1.25	1.25	to	2.30	2.83	to	1.78

12/31/2015	7,842,563	2.58	to	2.57	14,520,562	1.04	1.25	to	2.30	(1.94)	to	(2.94)

BlackRock High Yield V.I. Class I Shares

12/31/2019	1,340,935	2.83	to	11.16	3,651,853	5.40	1.25	to	2.65	13.87	to	12.31

12/31/2018	1,507,900	2.49	to	9.94	3,612,958	5.48	1.25	to	2.65	(3.86)	to	(5.18)

12/31/2017	1,762,477	2.59	to	10.48	4,411,875	5.18	1.25	to	2.65	6.00	to	4.56

12/31/2016	2,044,390	2.44	to	1.99	4,838,768	5.46	1.25	to	2.30	11.52	to	10.38

12/31/2015	2,441,830	2.19	to	1.80	5,188,905	5.10	1.25	to	2.30	(4.77)	to	(5.74)

DFA VA Equity Allocation

12/31/2019(1)	-	10.04	to	10.04	-	-	0.27	to	0.47	-	to	-

DFA VA Global Bond

12/31/2019(1)	-	10.01	to	10.01	-	-	0.27	to	0.47	-	to	-

DFA VA Global Moderate Allocation

12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

DFA VA International Small

12/31/2019(1)	-	10.15	to	10.14	-	-	0.27	to	0.47	-	to	-

DFA VA International Value

12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

DFA VA Short-Term Fixed

12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-

DFA VA U.S. Large Value

12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

DFA VA U.S. Targeted Value

12/31/2019(1)	-	9.99	to	9.99	-	-	0.27	to	0.47	-	to	-

Fidelity® VIP Balanced Service Class 2

12/31/2019	125,709,751	2.27	to	12.65	457,401,722	1.58	0.30	to	2.65	23.74	to	20.91

12/31/2018	137,704,135	1.83	to	10.47	364,935,164	1.31	0.30	to	2.65	(4.73)	to	(6.92)

12/31/2017	147,985,403	1.92	to	11.24	382,158,570	1.28	0.30	to	2.65	15.77	to	13.13

12/31/2016	161,273,927	1.66	to	1.38	336,960,896	1.26	0.30	to	2.45	6.66	to	4.43

12/31/2015	159,318,959	1.56	to	1.32	299,484,731	1.43	0.30	to	2.45	0.06	to	(2.04)

Fidelity® VIP Contrafund® Initial Class

12/31/2019	44,170	2.68	to	13.61	208,350	0.37	0.30	to	2.70	31.18	to	28.12

12/31/2018	72,197	2.04	to	10.63	221,362	0.71	0.30	to	2.70	(6.66)	to	(8.85)

12/31/2017	79,806	2.19	to	11.66	258,065	0.91	0.30	to	2.70	21.51	to	20.67

12/31/2016	113,495	1.80	to	1.57	431,681	0.73	0.30	to	1.00	7.68	to	6.93

12/31/2015	201,666	1.67	to	1.47	716,924	1.05	0.30	to	1.00	0.37	to	(0.33)

Fidelity® VIP Contrafund® Service Class 2

12/31/2019	122,971,431	3.20	to	13.54	671,378,964	0.22	0.30	to	2.80	30.88	to	27.70

12/31/2018	130,170,833	2.44	to	10.61	494,770,479	0.43	0.30	to	2.80	(6.92)	to	(9.20)

12/31/2017	148,094,555	2.62	to	11.68	579,167,529	0.78	0.30	to	2.80	21.22	to	18.29

12/31/2016	158,259,292	2.16	to	1.41	476,359,703	0.64	0.30	to	2.30	7.41	to	5.31

12/31/2015	172,144,924	2.01	to	1.34	449,859,068	0.80	0.30	to	2.30	0.11	to	(1.84)

61

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Equity-Income Initial Class

12/31/2019	22,709	$1.95	to	$11.99	$46,431	2.02%	0.30%	to	2.70%	27.06%	to	24.09%

12/31/2018	23,527	1.54	to	9.66	38,033	2.27	0.30	to	2.70	(8.57)	to	(10.72)

12/31/2017	24,406	1.68	to	10.82	43,356	1.50	0.30	to	2.70	12.56	to	11.78

12/31/2016	38,845	1.49	to	1.61	61,069	2.28	0.30	to	1.00	17.67	to	16.85

12/31/2015	52,261	1.27	to	1.38	70,747	3.01	0.30	to	1.00	(4.25)	to	(4.92)

Fidelity® VIP Equity-Income Service Class 2

12/31/2019	18,185,698	2.46	to	11.92	41,513,921	1.78	0.30	to	2.80	26.73	to	23.65

12/31/2018	20,712,987	1.95	to	9.64	37,740,091	1.98	0.30	to	2.80	(8.81)	to	(11.04)

12/31/2017	23,845,141	2.13	to	10.84	48,184,382	1.46	0.30	to	2.80	12.31	to	9.59

12/31/2016	27,073,880	1.90	to	1.25	49,230,256	2.09	0.30	to	2.30	17.36	to	15.07

12/31/2015	30,565,159	1.62	to	1.09	47,923,174	2.74	0.30	to	2.30	(4.52)	to	(6.39)

Fidelity® VIP Growth Initial Class

12/31/2019	7,797	3.32	to	16.40	22,321	0.26	0.30	to	2.70	33.91	to	30.78

12/31/2018	8,174	2.48	to	12.54	17,561	0.24	0.30	to	2.70	(0.47)	to	(2.81)

12/31/2017	8,594	2.49	to	12.90	18,642	0.23	0.30	to	2.70	34.73	to	33.80

12/31/2016	12,155	1.85	to	1.61	19,555	0.03	0.30	to	1.00	0.50	to	(0.19)

12/31/2015	25,199	1.84	to	1.61	40,557	0.26	0.30	to	1.00	6.85	to	6.11

Fidelity® VIP Growth Service Class 2

12/31/2019	14,824,936	3.70	to	16.33	39,103,539	0.06	0.30	to	2.80	33.58	to	30.33

12/31/2018	16,810,542	2.77	to	12.53	33,696,406	0.04	0.30	to	2.80	(0.73)	to	(3.16)

12/31/2017	19,553,603	2.79	to	12.94	40,016,140	0.08	0.30	to	2.80	34.41	to	31.16

12/31/2016	22,172,573	2.08	to	1.37	34,319,380	-	0.30	to	2.30	0.25	to	(1.71)

12/31/2015	25,975,749	2.07	to	1.40	40,617,613	0.03	0.30	to	2.30	6.58	to	4.50

Fidelity® VIP Growth Opportunities Service Class 2

12/31/2019	862,593	20.18	to	19.27	3,004,319	-	1.25	to	2.80	38.76	to	36.67

12/31/2018	929,775	14.54	to	14.10	2,346,465	0.09	1.25	to	2.80	10.82	to	9.14

12/31/2017	1,207,203	13.12	to	12.92	2,711,713	0.11	1.25	to	2.80	32.53	to	30.53

12/31/2016	1,186,013	1.83	to	1.32	1,992,681	0.05	1.25	to	1.75	(1.17)	to	(1.65)

12/31/2015	1,281,973	1.85	to	1.34	2,179,017	0.00	1.25	to	1.75	4.04	to	3.53

Fidelity® VIP Mid Cap Initial Class

12/31/2019	18,009	2.37	to	11.50	55,425	0.86	0.30	to	2.70	23.08	to	20.20

12/31/2018	38,781	1.93	to	9.57	82,670	0.64	0.30	to	2.70	(14.80)	to	(16.80)

12/31/2017	41,922	2.26	to	11.50	108,346	0.70	0.30	to	2.70	20.45	to	19.61

12/31/2016	21,135	1.88	to	1.46	52,280	0.50	0.30	to	1.00	11.90	to	11.12

12/31/2015	24,745	1.68	to	1.31	51,157	0.42	0.30	to	1.00	(1.68)	to	(2.37)

Fidelity® VIP Mid Cap Service Class 2

12/31/2019	68,400,272	2.91	to	11.50	354,595,211	0.69	0.30	to	2.80	22.80	to	19.82

12/31/2018	74,180,131	2.37	to	9.59	288,831,176	0.39	0.30	to	2.80	(15.03)	to	(17.11)

12/31/2017	84,005,052	2.79	to	11.57	374,376,908	0.49	0.30	to	2.80	20.18	to	17.26

12/31/2016	89,788,590	2.32	to	1.48	316,226,522	0.32	0.30	to	2.30	11.59	to	9.41

12/31/2015	98,025,909	2.08	to	1.35	298,255,903	0.24	0.30	to	2.30	(1.92)	to	(3.84)

Fidelity® VIP Value Strategies Initial Class

12/31/2019	81,496	2.01	to	12.03	341,053	1.69	0.30	to	2.50	34.12	to	31.25

12/31/2018	80,999	1.50	to	9.16	255,289	0.89	0.30	to	2.50	(17.57)	to	(19.35)

12/31/2017	86,820	1.82	to	11.36	330,169	1.51	0.30	to	2.50	19.00	to	18.17

12/31/2016	45,032	1.53	to	1.48	187,030	1.43	0.30	to	1.00	9.30	to	8.54

12/31/2015	47,767	1.40	to	1.37	89,494	1.13	0.30	to	1.00	(3.28)	to	(3.95)

Fidelity® VIP Value Strategies Service Class 2

12/31/2019	41,539,468	2.63	to	11.98	167,567,384	1.47	0.30	to	2.80	33.70	to	30.45

12/31/2018	42,681,877	1.97	to	9.19	116,996,447	0.71	0.30	to	2.80	(17.75)	to	(19.76)

12/31/2017	44,994,998	2.39	to	11.45	149,707,366	1.23	0.30	to	2.80	18.73	to	15.85

12/31/2016	48,667,743	2.02	to	1.31	128,230,984	0.93	0.30	to	2.30	8.95	to	6.82

12/31/2015	53,699,682	1.85	to	1.23	124,591,778	0.85	0.30	to	2.30	(3.48)	to	(5.37)

62

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Franklin Allocation Class 4 Shares

12/31/2019	33,952,154	$1.60	to	$11.05	$73,995,819	3.32%	0.60%	to	2.80%	18.85%	to	16.31%

12/31/2018	40,474,209	1.35	to	9.50	75,009,599	2.88	0.60	to	2.80	(10.12)	to	(12.06)

12/31/2017	50,313,685	1.50	to	10.81	104,865,929	2.55	0.60	to	2.80	11.12	to	8.74

12/31/2016	59,149,514	1.35	to	1.76	112,099,678	3.70	0.60	to	2.60	12.25	to	10.07

12/31/2015	67,682,365	1.20	to	1.60	115,509,798	2.72	0.60	to	2.60	(6.80)	to	(8.62)

Franklin Income Class 2 Shares

12/31/2019	36,589,063	1.65	to	11.20	57,808,661	5.39	1.00	to	2.80	14.91	to	12.90

12/31/2018	43,367,555	1.43	to	9.92	59,934,934	4.80	1.00	to	2.80	(5.26)	to	(6.93)

12/31/2017	51,870,302	1.51	to	10.66	76,044,090	4.16	1.00	to	2.80	8.59	to	6.69

12/31/2016	61,395,564	1.39	to	1.23	83,312,836	5.07	1.00	to	2.30	12.90	to	11.47

12/31/2015	74,138,690	1.23	to	1.10	89,472,772	4.62	1.00	to	2.30	(7.97)	to	(9.14)

Franklin Mutual Shares Class 2 Shares

12/31/2019	9,029,439	1.57	to	11.02	13,710,436	1.79	1.00	to	2.80	21.36	to	19.23

12/31/2018	10,583,322	1.29	to	9.24	13,324,515	2.34	1.00	to	2.80	(9.97)	to	(11.56)

12/31/2017	12,176,476	1.43	to	10.45	17,081,386	2.20	1.00	to	2.80	7.28	to	5.40

12/31/2016	13,977,761	1.34	to	1.18	18,358,702	1.99	1.00	to	2.30	14.91	to	13.46

12/31/2015	15,954,729	1.16	to	1.04	18,306,795	2.83	1.00	to	2.30	(5.88)	to	(7.07)

Franklin Templeton Foreign Class 2 Shares

12/31/2019	21,486,432	1.08	to	10.21	22,067,192	1.74	1.00	to	2.80	11.42	to	9.46

12/31/2018	25,135,514	0.97	to	9.33	23,322,722	2.68	1.00	to	2.80	(16.28)	to	(17.76)

12/31/2017	29,509,124	1.16	to	11.34	32,841,409	2.59	1.00	to	2.80	15.54	to	13.52

12/31/2016	33,720,848	1.00	to	0.89	32,654,219	1.95	1.00	to	2.30	6.12	to	4.77

12/31/2015	38,972,850	0.95	to	0.85	35,741,459	3.22	1.00	to	2.30	(7.42)	to	(8.60)

Invesco V.I. American Franchise Series II Shares

12/31/2019	2,917,087	2.56	to	15.10	6,803,867	-	0.30	to	2.80	36.02	to	32.71

12/31/2018	3,405,149	1.88	to	11.38	5,914,066	-	0.30	to	2.80	(4.18)	to	(6.52)

12/31/2017	3,978,534	1.96	to	12.17	7,305,661	-	0.30	to	2.80	26.65	to	23.58

12/31/2016	4,459,627	1.55	to	1.41	6,543,470	-	0.30	to	2.30	1.71	to	(0.27)

12/31/2015	5,078,250	1.52	to	1.42	7,414,245	-	0.30	to	2.30	4.44	to	2.39

Janus Henderson - Enterprise Service Shares

12/31/2019	7,606,776	4.76	to	15.45	22,867,967	0.05	0.30	to	2.80	34.75	to	31.48

12/31/2018	8,614,115	3.53	to	11.75	19,757,244	0.13	0.30	to	2.80	(0.96)	to	(3.39)

12/31/2017	9,702,261	3.57	to	12.16	22,591,758	0.54	0.30	to	2.80	26.71	to	23.64

12/31/2016	10,584,742	2.82	to	1.78	19,751,582	0.71	0.30	to	2.30	11.77	to	9.59

12/31/2015	11,696,584	2.52	to	1.62	19,764,226	0.74	0.30	to	2.30	3.46	to	1.43

Janus Henderson - Global Research Service Shares

12/31/2019	16,122,487	2.38	to	13.80	25,159,601	0.85	0.30	to	2.80	28.33	to	25.21

12/31/2018	18,506,476	1.86	to	11.02	22,907,022	0.96	0.30	to	2.80	(7.36)	to	(9.63)

12/31/2017	21,574,448	2.01	to	12.20	29,147,018	0.68	0.30	to	2.80	26.30	to	23.24

12/31/2016	23,820,520	1.59	to	1.00	25,804,944	0.94	0.30	to	2.30	1.51	to	(0.47)

12/31/2015	27,624,966	1.56	to	1.01	29,897,411	0.50	0.30	to	2.30	(2.82)	to	(4.72)

Janus Henderson - Mid Cap Value Service Shares

12/31/2019	1,112,449	12.15	to	11.61	3,137,143	1.47	1.25	to	2.80	28.44	to	26.51

12/31/2018	1,170,029	9.46	to	9.17	2,566,104	0.89	1.25	to	2.80	(14.89)	to	(16.18)

12/31/2017	1,239,487	11.12	to	10.95	3,228,213	0.64	1.25	to	2.80	12.23	to	10.55

12/31/2016	1,278,394	2.41	to	2.22	2,972,307	0.90	1.25	to	1.75	17.30	to	16.73

12/31/2015	1,382,062	2.06	to	1.90	2,735,038	1.00	1.25	to	1.75	(4.88)	to	(5.35)

MFS® New Discovery Service Class

12/31/2019	12,964,008	3.96	to	15.94	44,689,857	-	0.30	to	2.80	40.85	to	37.43

12/31/2018	15,150,161	2.81	to	11.60	37,622,941	-	0.30	to	2.80	(2.01)	to	(4.41)

12/31/2017	17,571,221	2.87	to	12.14	44,936,194	-	0.30	to	2.80	25.95	to	22.90

12/31/2016	20,116,052	2.28	to	1.60	41,335,561	-	0.30	to	2.30	8.47	to	6.36

12/31/2015	23,490,980	2.10	to	1.50	45,033,655	-	0.30	to	2.30	(2.44)	to	(4.35)

63

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

MFS® Total Return Service Class

12/31/2019	19,874,828	$2.21	to	$11.61	$41,580,126	2.09%	0.30%	to	2.80%	19.76%	to	16.85%

12/31/2018	22,981,760	1.85	to	9.94	40,564,664	1.95	0.30	to	2.80	(6.15)	to	(8.45)

12/31/2017	26,624,976	1.97	to	10.85	50,663,588	2.15	0.30	to	2.80	11.69	to	8.98

12/31/2016	30,104,493	1.76	to	1.29	51,932,163	2.65	0.30	to	2.30	8.49	to	6.38

12/31/2015	34,352,892	1.62	to	1.21	55,241,989	2.24	0.30	to	2.30	(0.88)	to	(2.82)

NVIT Emerging Markets Class D Shares

12/31/2019	1,524	13.90	to	13.02	21,048	2.16	0.30	to	2.50	22.21	to	19.59

12/31/2018	1,547	11.37	to	10.88	17,509	0.35	0.30	to	2.50	(17.96)	to	(19.73)

12/31/2017	1,568	13.86	to	13.56	21,682	0.91	0.30	to	2.50	40.67	to	39.98

12/31/2016(1)	1,907	9.85	to	9.83	18,774	0.83	0.30	to	0.80	-	to	-

Rational Trend Aggregation VA

12/31/2019	728,389	9.62	to	9.27	1,003,775	2.32	1.25	to	2.50	5.97	to	4.68

12/31/2018	1,054,500	9.07	to	8.86	1,370,978	3.91	1.25	to	2.50	(5.75)	to	(6.91)

12/31/2017	1,280,691	9.63	to	9.51	1,769,682	3.17	1.25	to	2.50	(2.85)	to	(3.80)

12/31/2016	1,558,996	1.43	to	1.30	2,218,052	4.61	1.30	to	2.30	5.60	to	4.57

12/31/2015	1,735,947	1.35	to	1.25	2,340,269	4.11	1.30	to	2.30	(4.30)	to	(5.24)

Rational Insider Buying VA

12/31/2019	885,646	12.85	to	12.39	1,681,987	-	1.25	to	2.50	22.47	to	20.98

12/31/2018	1,218,337	10.49	to	10.24	1,888,401	0.64	1.25	to	2.50	(8.33)	to	(9.46)

12/31/2017	1,462,179	11.45	to	11.31	2,476,679	0.54	1.25	to	2.50	16.01	to	14.88

12/31/2016	1,753,688	1.47	to	1.34	2,561,942	0.64	1.30	to	2.30	9.58	to	8.52

12/31/2015	1,940,602	1.34	to	1.24	2,588,982	0.51	1.30	to	2.30	(8.36)	to	(9.25)

State Street Total Return V.I.S. Class 3 Shares

12/31/2019	21,706,994	14.25	to	11.42	52,200,791	2.08	0.40	to	2.85	15.11	to	12.37

12/31/2018	24,994,175	12.38	to	10.16	48,611,551	1.84	0.40	to	2.85	(6.98)	to	(9.21)

12/31/2017	29,732,587	13.31	to	11.19	57,477,545	1.77	0.40	to	2.85	14.52	to	12.08

12/31/2016	34,109,465	11.59	to	1.25	54,132,289	1.59	0.65	to	2.65	5.40	to	3.35

12/31/2015	37,260,511	11.00	to	1.21	55,077,363	1.49	0.65	to	2.65	(1.98)	to	(3.89)

TA 60/40 Allocation Service Class

12/31/2019	3,823,378	11.55	to	11.12	25,139,161	0.17	0.20	to	2.50	19.89	to	17.20

12/31/2018(1)	1,506,181	9.64	to	9.49	7,559,801	-	0.20	to	2.50	-	to	-

TA Aegon High Yield Bond Initial Class

12/31/2019	29,667,346	2.41	to	11.08	72,383,047	6.26	0.30	to	2.80	13.87	to	11.10

12/31/2018	31,184,824	2.12	to	9.97	67,516,767	6.24	0.30	to	2.80	(2.64)	to	(5.03)

12/31/2017	36,693,553	2.18	to	10.50	82,935,784	5.86	0.30	to	2.80	7.12	to	4.52

12/31/2016	40,104,822	2.03	to	2.05	85,399,506	6.01	0.30	to	2.05	15.00	to	13.03

12/31/2015	42,484,816	1.77	to	1.82	79,539,458	5.83	0.30	to	2.05	(4.51)	to	(6.15)

TA Aegon High Yield Bond Service Class

12/31/2019	31,316,439	13.17	to	11.04	155,487,204	5.97	0.20	to	2.65	13.74	to	11.03

12/31/2018	35,239,960	11.58	to	9.94	137,411,428	5.95	0.20	to	2.65	(2.90)	to	(5.23)

12/31/2017	40,594,624	11.92	to	10.49	157,652,721	5.44	0.20	to	2.65	6.25	to	4.45

12/31/2016	44,271,533	11.15	to	1.49	155,587,458	5.98	0.90	to	2.30	13.97	to	12.42

12/31/2015	46,396,791	9.78	to	1.33	137,023,573	5.96	0.90	to	2.30	(5.16)	to	(6.45)

TA Aegon U.S. Government Securities Initial Class

12/31/2019	38,276,111	1.57	to	10.15	63,019,860	2.05	0.30	to	2.80	6.28	to	3.70

12/31/2018	39,822,530	1.48	to	9.79	62,214,715	2.99	0.30	to	2.80	(0.04)	to	(2.49)

12/31/2017	40,571,556	1.48	to	10.04	65,046,767	3.69	0.30	to	2.80	2.35	to	(0.13)

12/31/2016	46,351,895	1.44	to	1.27	73,562,770	0.65	0.30	to	2.05	0.00	to	(1.71)

12/31/2015	44,340,913	1.44	to	1.29	71,113,835	2.10	0.30	to	2.05	(0.20)	to	(1.91)

64

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Aegon U.S. Government Securities Service Class

12/31/2019	70,935,391	$10.72	to	$10.08	$191,285,315	1.62%	0.20%	to	2.80%	6.14%	to	3.45%

12/31/2018	104,943,141	10.10	to	9.74	318,697,528	2.37	0.20	to	2.80	(0.19)	to	(2.73)

12/31/2017	90,224,835	10.11	to	10.02	198,887,348	2.79	0.20	to	2.80	2.05	to	(0.42)

12/31/2016	139,466,169	1.27	to	1.05	384,537,007	0.43	0.30	to	2.45	(0.16)	to	(2.25)

12/31/2015	139,372,246	1.27	to	1.08	349,864,588	1.40	0.30	to	2.45	(0.47)	to	(2.56)

TA American Funds Managed Risk - Balanced Service Class

12/31/2019	76,825,970	12.84	to	11.37	940,541,090	1.25	0.20	to	2.50	17.57	to	14.93

12/31/2018	68,832,442	10.92	to	9.89	724,315,458	0.87	0.20	to	2.50	(6.01)	to	(8.13)

12/31/2017	57,652,094	11.62	to	10.77	652,612,767	0.63	0.20	to	2.50	14.11	to	11.84

12/31/2016	36,223,701	10.16	to	9.83	362,577,579	0.63	0.45	to	2.45	5.94	to	3.87

12/31/2015(1)	12,571,779	9.59	to	9.46	119,855,246	-	0.45	to	2.45	-	to	-

TA Barrow Hanley Dividend Focused Initial Class

12/31/2019	116,924,848	2.36	to	11.63	323,795,182	2.47	0.30	to	2.80	23.54	to	20.53

12/31/2018	131,850,813	1.91	to	9.65	298,896,926	2.12	0.30	to	2.80	(11.77)	to	(13.93)

12/31/2017	153,385,459	2.17	to	11.21	400,085,233	2.31	0.30	to	2.80	16.08	to	13.27

12/31/2016	160,020,752	1.87	to	2.04	363,999,021	2.15	0.30	to	2.05	14.57	to	12.61

12/31/2015	174,466,564	1.63	to	1.81	349,809,796	1.81	0.30	to	2.05	(3.88)	to	(5.53)

TA Barrow Hanley Dividend Focused Service Class

12/31/2019	39,289,800	17.61	to	11.60	163,985,604	2.21	0.20	to	2.65	23.33	to	20.38

12/31/2018	44,974,511	14.28	to	9.63	139,189,014	1.89	0.20	to	2.65	(11.86)	to	(13.98)

12/31/2017	54,139,799	16.20	to	11.20	184,816,342	2.18	0.20	to	2.65	15.09	to	13.14

12/31/2016	60,943,596	13.98	to	1.25	168,373,821	1.97	0.90	to	2.30	13.57	to	12.02

12/31/2015	63,543,533	12.31	to	1.12	145,023,856	1.69	0.90	to	2.30	(4.69)	to	(5.99)

TA BlackRock Global Allocation Service Class

12/31/2019	409,496,790	13.71	to	11.38	1,137,383,093	0.94	0.20	to	2.65	17.61	to	14.81

12/31/2018	474,880,900	11.66	to	9.91	1,101,022,848	1.11	0.20	to	2.65	(7.81)	to	(10.02)

12/31/2017	559,095,448	12.65	to	11.02	1,370,732,763	1.08	0.20	to	2.65	12.99	to	10.57

12/31/2016	629,799,019	11.17	to	1.42	1,268,057,537	0.38	0.45	to	2.30	4.09	to	2.22

12/31/2015	685,402,691	10.73	to	1.39	1,178,176,425	1.68	0.45	to	2.30	(1.67)	to	(3.45)

TA BlackRock Global Allocation Managed Risk - Balanced Service Class

12/31/2019	25,329,115	11.28	to	10.72	271,457,068	2.99	0.20	to	2.50	14.48	to	11.91

12/31/2018	22,915,904	9.85	to	9.58	216,773,827	1.20	0.20	to	2.50	(7.95)	to	(10.03)

12/31/2017	19,095,805	10.70	to	10.64	198,315,259	0.68	0.20	to	2.50	12.00	to	9.77

12/31/2016	17,333,758	9.53	to	9.14	162,138,960	2.00	0.45	to	2.45	(0.08)	to	(2.02)

12/31/2015	13,579,678	9.54	to	9.33	128,198,295	-	0.45	to	2.45	(3.86)	to	(5.73)

TA BlackRock Global Allocation Managed Risk - Growth Service Class

12/31/2019	18,027,295	11.52	to	11.13	196,825,421	3.33	0.20	to	2.50	17.69	to	15.05

12/31/2018	19,120,004	9.79	to	9.68	179,399,574	1.26	0.20	to	2.50	(10.34)	to	(12.37)

12/31/2017	19,697,962	10.92	to	11.04	208,532,393	0.65	0.20	to	2.50	17.34	to	15.00

12/31/2016	18,505,605	9.28	to	8.90	168,412,121	2.10	0.45	to	2.45	(0.63)	to	(2.57)

12/31/2015	16,301,610	9.34	to	9.13	150,650,346	-	0.45	to	2.45	(5.48)	to	(7.33)

TA BlackRock Global Real Estate Securities Initial Class

12/31/2019	14,634,220	2.04	to	11.70	42,084,933	0.90	0.30	to	2.80	24.82	to	21.78

12/31/2018	15,318,064	1.64	to	9.60	35,691,673	8.46	0.30	to	2.80	(10.36)	to	(12.55)

12/31/2017	17,217,524	1.82	to	10.98	45,370,142	3.62	0.30	to	2.80	10.99	to	8.30

12/31/2016	18,463,874	1.64	to	2.35	44,536,161	1.76	0.30	to	2.05	0.32	to	(1.39)

12/31/2015	20,659,242	1.64	to	2.38	50,028,208	4.17	0.30	to	2.05	(0.90)	to	(2.60)

TA BlackRock Global Real Estate Securities Service Class

12/31/2019	24,184,329	12.49	to	11.67	86,036,786	0.60	0.20	to	2.65	24.64	to	21.66

12/31/2018	27,015,414	10.02	to	9.59	68,224,055	7.97	0.20	to	2.65	(10.51)	to	(12.65)

12/31/2017	32,087,719	11.20	to	10.98	87,690,297	3.23	0.20	to	2.65	10.02	to	8.16

12/31/2016	36,306,707	10.11	to	0.98	84,311,623	1.41	0.90	to	2.30	(0.48)	to	(1.83)

12/31/2015	42,323,555	10.16	to	1.00	89,462,036	4.08	0.90	to	2.30	(1.76)	to	(3.10)

65

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock Government Money Market Initial Class

12/31/2019	82,743,032	$1.13	to	$9.55	$88,719,890	1.96%	0.30%	to	2.80%	1.67%	to	(0.81	) %

12/31/2018	87,727,125	1.12	to	9.63	92,736,566	1.79	0.30	to	2.80	1.50	to	(0.98)

12/31/2017	81,612,286	1.10	to	9.72	89,165,490	0.01	0.30	to	2.80	(0.30)	to	(2.71)

12/31/2016	98,022,427	1.10	to	0.88	109,373,936	0.01	0.30	to	2.05	(0.30)	to	(2.00)

12/31/2015	104,356,069	1.11	to	0.90	118,060,897	0.01	0.30	to	2.05	(0.30)	to	(2.00)

TA BlackRock Government Money Market Service Class

12/31/2019	155,242,739	10.03	to	9.48	348,881,228	1.70	0.20	to	2.65	1.51	to	(0.91)

12/31/2018	169,823,809	9.88	to	9.56	339,881,056	0.85	0.20	to	2.65	0.64	to	(1.78)

12/31/2017	167,094,546	9.82	to	9.74	296,558,369	0.01	0.20	to	2.65	(0.44)	to	(2.57)

12/31/2016	218,009,250	9.84	to	0.82	383,959,184	0.01	0.45	to	2.45	(0.44)	to	(2.38)

12/31/2015	239,832,076	9.88	to	0.84	383,764,535	0.01	0.45	to	2.45	(0.44)	to	(2.39)

TA BlackRock iShares Edge 100 Service Class

12/31/2019	3,371,713	15.24	to	12.83	49,637,017	1.54	0.20	to	2.50	24.33	to	21.54

12/31/2018	2,916,657	12.26	to	10.56	34,919,921	1.17	0.20	to	2.50	(5.52)	to	(7.65)

12/31/2017	3,121,438	12.98	to	11.43	39,921,039	0.54	0.20	to	2.50	22.68	to	20.23

12/31/2016(1)	2,202,649	10.55	to	10.39	23,122,979	-	0.45	to	2.45	-	to	-

TA BlackRock iShares Edge 40 Initial Class

12/31/2019	9,936,931	1.77	to	11.18	17,996,551	2.24	0.30	to	2.80	14.96	to	12.17

12/31/2018	10,486,812	1.54	to	9.97	16,837,445	1.90	0.30	to	2.80	(4.43)	to	(6.76)

12/31/2017	11,583,518	1.61	to	10.69	19,894,941	1.73	0.30	to	2.80	9.42	to	6.76

12/31/2016	13,620,346	1.48	to	1.50	21,495,544	1.45	0.30	to	2.05	1.92	to	0.18

12/31/2015	14,928,873	1.45	to	1.49	23,447,568	1.24	0.30	to	2.05	(0.37)	to	(2.08)

TA BlackRock iShares Edge 40 Service Class

12/31/2019	115,789,426	12.91	to	11.15	292,492,929	1.96	0.20	to	2.65	14.87	to	12.13

12/31/2018	132,547,925	11.24	to	9.95	277,272,924	1.65	0.20	to	2.65	(4.62)	to	(6.91)

12/31/2017	153,773,203	11.79	to	10.69	324,322,394	1.49	0.20	to	2.65	9.19	to	6.70

12/31/2016	181,601,690	1.27	to	1.11	339,898,668	1.25	0.30	to	2.45	1.69	to	(0.44)

12/31/2015	200,324,935	1.25	to	1.12	346,241,255	1.06	0.30	to	2.45	(0.72)	to	(2.80)

TA BlackRock iShares Edge 50 Service Class

12/31/2019	24,058,879	12.97	to	11.54	301,321,199	0.94	0.20	to	2.50	15.80	to	13.21

12/31/2018	12,508,832	11.20	to	10.20	136,530,066	0.96	0.20	to	2.50	(2.82)	to	(5.01)

12/31/2017	5,580,252	11.52	to	10.74	63,218,179	0.74	0.20	to	2.50	12.34	to	10.10

12/31/2016(1)	4,130,044	10.23	to	10.08	41,974,799	-	0.45	to	2.45	-	to	-

TA BlackRock iShares Edge 75 Service Class

12/31/2019	8,767,414	13.96	to	12.18	117,927,147	0.97	0.20	to	2.50	20.04	to	17.34

12/31/2018	5,307,037	11.63	to	10.38	60,147,061	0.91	0.20	to	2.50	(4.10)	to	(6.27)

12/31/2017	2,206,073	12.13	to	11.07	26,367,946	0.46	0.20	to	2.50	17.44	to	15.10

12/31/2016(1)	1,123,248	10.30	to	10.15	11,506,416	-	0.45	to	2.45	-	to	-

TA BlackRock Tactical Allocation Service Class

12/31/2019	361,724,078	14.35	to	11.49	1,256,854,629	2.17	0.20	to	2.80	16.82	to	13.86

12/31/2018	420,090,936	12.28	to	10.09	1,233,781,924	0.97	0.20	to	2.80	(4.61)	to	(7.03)

12/31/2017	488,544,310	12.88	to	10.86	1,483,799,252	1.46	0.20	to	2.80	11.18	to	8.65

12/31/2016	544,782,967	11.55	to	1.34	1,444,210,976	2.31	0.45	to	2.30	4.44	to	2.56

12/31/2015	592,846,759	11.06	to	1.31	1,402,475,363	1.75	0.45	to	2.30	(0.57)	to	(2.37)

TA Greystone International Growth Initial Class

12/31/2019	46,784,649	2.13	to	12.36	82,908,303	1.64	0.30	to	2.80	27.30	to	24.20

12/31/2018	49,721,997	1.67	to	9.95	70,582,731	1.25	0.30	to	2.80	(17.95)	to	(19.96)

12/31/2017	49,776,559	2.04	to	12.43	86,501,729	1.33	0.30	to	2.80	26.87	to	23.79

12/31/2016	47,110,409	1.61	to	1.51	65,293,820	1.51	0.30	to	2.05	(0.22)	to	(1.93)

12/31/2015	51,016,252	1.61	to	1.54	71,124,446	1.55	0.30	to	2.05	(0.22)	to	(1.93)

66

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Greystone International Growth Service Class

12/31/2019	19,878,211	$13.48	to	$12.31	$101,695,343	1.37%	0.20%	to	2.65%	27.15%	to	24.11%

12/31/2018	22,805,284	10.60	to	9.92	84,441,642	0.95	0.20	to	2.65	(18.11)	to	(20.08)

12/31/2017	29,599,165	12.95	to	12.41	116,136,840	1.17	0.20	to	2.65	25.85	to	23.72

12/31/2016	29,624,976	10.22	to	0.96	84,422,845	1.35	0.90	to	2.30	(1.03)	to	(2.37)

12/31/2015	32,894,815	10.33	to	0.99	82,697,711	1.54	0.90	to	2.30	(1.14)	to	(2.49)

TA International Equity Index Service Class

12/31/2019	3,400,933	11.47	to	10.80	38,023,654	1.30	0.35	to	2.65	20.68	to	17.97

12/31/2018	1,738,557	9.51	to	9.15	16,267,170	0.43	0.35	to	2.65	(14.53)	to	(16.46)

12/31/2017(1)	628,764	11.12	to	10.96	6,948,109	-	0.35	to	2.65	-	to	-

TA Janus Balanced Service Class

12/31/2019	184,402,723	17.29	to	13.04	998,779,258	1.37	0.20	to	2.65	21.53	to	18.63

12/31/2018	194,748,292	14.23	to	10.99	840,916,560	1.48	0.20	to	2.65	(0.27)	to	(2.66)

12/31/2017	194,033,939	14.27	to	11.29	836,976,066	1.32	0.20	to	2.65	16.21	to	13.73

12/31/2016	197,498,662	12.25	to	1.16	687,948,240	1.09	0.45	to	2.30	3.65	to	1.78

12/31/2015	192,034,411	11.82	to	1.14	562,408,813	0.84	0.45	to	2.30	(0.33)	to	(2.13)

TA Janus Mid-Cap Growth Initial Class

12/31/2019	38,655,012	3.52	to	15.79	87,346,650	0.07	0.30	to	2.80	36.30	to	32.99

12/31/2018	40,505,558	2.58	to	11.87	67,902,458	0.06	0.30	to	2.80	(1.51)	to	(3.92)

12/31/2017	43,015,893	2.62	to	12.36	73,761,288	0.10	0.30	to	2.80	28.62	to	25.51

12/31/2016	44,776,658	2.04	to	1.64	60,228,303	-	0.30	to	2.05	(2.34)	to	(4.01)

12/31/2015	49,518,695	2.09	to	1.71	69,124,473	-	0.30	to	2.05	(5.32)	to	(6.94)

TA Janus Mid-Cap Growth Service Class

12/31/2019	20,310,940	19.08	to	15.74	146,913,356	-	0.20	to	2.65	36.06	to	32.81

12/31/2018	20,363,814	14.02	to	11.85	86,366,801	-	0.20	to	2.65	(1.65)	to	(4.02)

12/31/2017	21,217,980	14.26	to	12.35	83,552,225	-	0.20	to	2.65	27.59	to	25.42

12/31/2016	22,970,554	11.10	to	1.32	63,321,902	-	0.90	to	2.30	(3.18)	to	(4.49)

12/31/2015	27,213,018	11.47	to	1.38	68,159,564	-	0.90	to	2.30	(6.11)	to	(7.39)

TA JPMorgan Asset Allocation - Conservative Initial Class

12/31/2019	83,056,161	1.91	to	11.36	156,640,797	2.64	0.30	to	2.80	13.56	to	10.80

12/31/2018	87,232,931	1.68	to	10.25	146,643,478	1.84	0.30	to	2.80	(4.27)	to	(6.61)

12/31/2017	95,917,441	1.75	to	10.98	171,462,292	2.09	0.30	to	2.80	12.47	to	9.75

12/31/2016	110,451,298	1.56	to	1.51	176,881,894	2.02	0.30	to	2.05	4.31	to	2.53

12/31/2015	121,976,152	1.49	to	1.47	189,750,194	2.14	0.30	to	2.05	(2.25)	to	(3.93)

TA JPMorgan Asset Allocation - Conservative Service Class

12/31/2019	338,740,194	13.17	to	11.31	995,998,146	2.23	0.20	to	2.65	13.32	to	10.62

12/31/2018	372,496,615	11.62	to	10.23	910,676,358	1.58	0.20	to	2.65	(4.47)	to	(6.77)

12/31/2017	432,130,521	12.16	to	10.97	1,060,315,451	1.88	0.20	to	2.65	12.06	to	9.67

12/31/2016	491,730,606	10.83	to	1.10	1,021,657,645	1.80	0.45	to	2.45	3.84	to	1.82

12/31/2015	549,794,223	10.43	to	1.08	1,039,218,010	1.98	0.45	to	2.45	(2.58)	to	(4.49)

TA JPMorgan Asset Allocation - Growth Initial Class

12/31/2019	116,876,305	2.28	to	12.89	276,399,883	1.73	0.30	to	2.80	25.67	to	22.62

12/31/2018	125,967,602	1.82	to	10.51	239,894,471	1.83	0.30	to	2.80	(10.66)	to	(12.85)

12/31/2017	138,715,582	2.03	to	12.06	298,478,723	1.44	0.30	to	2.80	24.26	to	21.25

12/31/2016	145,360,910	1.64	to	1.64	254,491,186	2.18	0.30	to	2.05	5.76	to	3.95

12/31/2015	163,079,906	1.55	to	1.58	273,043,029	1.55	0.30	to	2.05	(2.22)	to	(3.90)

TA JPMorgan Asset Allocation - Growth Service Class

12/31/2019	56,218,037	16.88	to	12.86	223,490,179	1.49	0.20	to	2.65	25.61	to	22.61

12/31/2018	62,042,687	13.44	to	10.49	179,178,132	1.64	0.20	to	2.65	(10.88)	to	(13.02)

12/31/2017	71,714,802	15.08	to	12.06	221,484,340	1.24	0.20	to	2.65	23.82	to	21.17

12/31/2016	80,740,471	12.15	to	1.06	184,665,448	1.91	0.45	to	2.30	5.35	to	3.45

12/31/2015	96,248,215	11.53	to	1.03	197,157,455	1.43	0.45	to	2.30	(2.55)	to	(4.32)

67

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Asset Allocation - Moderate Initial Class

12/31/2019	179,888,900	$2.09	to	$11.81	$374,973,973	2.17%	0.30%	to	2.80%	16.07%	to	13.25%

12/31/2018	197,798,951	1.80	to	10.43	359,948,040	1.74	0.30	to	2.80	(5.41)	to	(7.73)

12/31/2017	214,216,713	1.90	to	11.30	416,447,113	1.86	0.30	to	2.80	16.12	to	13.30

12/31/2016	237,955,333	1.64	to	1.60	403,302,456	2.19	0.30	to	2.05	5.25	to	3.45

12/31/2015	257,314,477	1.56	to	1.55	418,714,217	1.92	0.30	to	2.05	(2.52)	to	(4.19)

TA JPMorgan Asset Allocation - Moderate Service Class

12/31/2019	1,411,687,562	14.18	to	11.78	5,681,558,353	1.94	0.20	to	2.65	15.95	to	13.18

12/31/2018	1,547,786,893	12.23	to	10.40	4,918,563,752	1.56	0.20	to	2.65	(5.54)	to	(7.81)

12/31/2017	1,721,740,775	12.95	to	11.29	5,252,747,161	1.65	0.20	to	2.65	15.60	to	13.13

12/31/2016	1,901,152,605	11.17	to	1.14	4,884,558,926	1.96	0.45	to	2.45	4.78	to	2.74

12/31/2015	2,105,107,064	10.66	to	1.11	5,033,408,915	1.84	0.45	to	2.45	(2.91)	to	(4.81)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class

12/31/2019	221,095,017	2.19	to	12.25	494,980,786	2.18	0.30	to	2.80	19.65	to	16.74

12/31/2018	237,682,384	1.83	to	10.49	449,982,016	1.86	0.30	to	2.80	(7.35)	to	(9.62)

12/31/2017	253,563,185	1.98	to	11.60	524,868,709	1.71	0.30	to	2.80	19.42	to	16.52

12/31/2016	272,203,035	1.65	to	1.65	477,491,105	2.03	0.30	to	2.05	6.23	to	4.41

12/31/2015	299,130,616	1.56	to	1.58	499,970,785	2.09	0.30	to	2.05	(2.53)	to	(4.20)

TA JPMorgan Asset Allocation - Moderate Growth Service Class

12/31/2019	1,072,176,193	15.37	to	12.21	3,277,444,014	1.93	0.20	to	2.65	19.55	to	16.70

12/31/2018	1,233,418,891	12.86	to	10.47	3,113,335,571	1.65	0.20	to	2.65	(7.51)	to	(9.73)

12/31/2017	1,392,455,162	13.90	to	11.59	3,718,610,494	1.52	0.20	to	2.65	18.96	to	16.42

12/31/2016	1,528,662,864	11.66	to	1.15	3,249,120,855	1.78	0.45	to	2.45	5.78	to	3.72

12/31/2015	1,697,285,643	11.02	to	1.11	3,272,645,909	1.98	0.45	to	2.45	(2.96)	to	(4.85)

TA JPMorgan Core Bond Service Class

12/31/2019	63,811,767	11.41	to	10.39	267,800,611	2.33	0.20	to	2.65	8.04	to	5.46

12/31/2018	65,985,037	10.56	to	9.85	232,204,364	2.91	0.20	to	2.65	(0.29)	to	(2.68)

12/31/2017	72,762,576	10.60	to	10.12	234,929,539	2.56	0.20	to	2.65	2.96	to	0.76

12/31/2016	84,929,968	10.27	to	1.02	225,404,212	1.90	0.45	to	2.30	1.60	to	(0.23)

12/31/2015	80,427,225	10.10	to	1.03	173,901,984	1.82	0.45	to	2.30	(0.11)	to	(1.92)

TA JPMorgan Enhanced Index Initial Class

12/31/2019	41,798,145	3.22	to	13.56	135,407,620	1.19	0.30	to	2.80	30.64	to	27.47

12/31/2018	44,289,570	2.46	to	10.64	111,021,328	1.10	0.30	to	2.80	(6.29)	to	(8.59)

12/31/2017	46,939,835	2.63	to	11.64	127,335,985	0.56	0.30	to	2.80	20.79	to	17.86

12/31/2016	46,917,262	2.18	to	1.98	106,614,195	0.41	0.30	to	2.05	11.02	to	9.12

12/31/2015	49,201,659	1.96	to	1.82	101,285,585	0.93	0.30	to	2.05	(0.37)	to	(2.08)

TA JPMorgan Enhanced Index Service Class

12/31/2019	9,090,987	21.30	to	13.51	79,574,306	0.97	0.20	to	2.65	30.43	to	27.31

12/31/2018	10,181,659	16.33	to	10.61	57,236,560	0.87	0.20	to	2.65	(6.43)	to	(8.68)

12/31/2017	12,493,704	17.46	to	11.62	67,683,559	0.41	0.20	to	2.65	19.74	to	17.71

12/31/2016	13,075,401	14.48	to	1.47	51,966,255	0.18	0.90	to	2.30	10.13	to	8.63

12/31/2015	12,638,230	13.15	to	1.36	39,714,319	0.85	0.90	to	2.30	(1.25)	to	(2.60)

TA JPMorgan International Moderate Growth Initial Class

12/31/2019	69,370	1.47	to	11.65	100,195	2.36	0.30	to	2.50	17.42	to	14.90

12/31/2018	68,581	1.26	to	10.14	84,487	2.40	0.30	to	2.50	(11.85)	to	(13.75)

12/31/2017	68,027	1.42	to	11.76	95,215	1.82	0.30	to	2.50	21.42	to	21.24

12/31/2016	69,400	1.17	to	1.15	80,122	2.15	0.30	to	0.45	0.92	to	0.77

12/31/2015	68,181	1.16	to	1.15	78,116	1.96	0.30	to	0.45	(1.93)	to	(2.08)

TA JPMorgan International Moderate Growth Service Class

12/31/2019	263,802,109	12.91	to	11.61	556,497,257	2.03	0.20	to	2.80	17.37	to	14.41

12/31/2018	300,953,145	11.00	to	10.15	537,377,054	2.15	0.20	to	2.80	(12.09)	to	(14.32)

12/31/2017	334,110,132	12.51	to	11.85	660,356,626	1.62	0.20	to	2.80	20.93	to	18.17

12/31/2016	358,429,603	10.32	to	0.92	551,114,925	1.85	0.45	to	2.45	0.62	to	(1.33)

12/31/2015	406,136,679	10.26	to	0.93	595,453,089	1.79	0.45	to	2.45	(2.32)	to	(4.23)

68

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Mid Cap Value Service Class

12/31/2019	41,359,300	$18.37	to	$11.38	$237,476,565	1.17%	0.20%	to	2.80%	25.74%	to	22.56%

12/31/2018	44,054,769	14.61	to	9.29	186,121,537	0.64	0.20	to	2.80	(12.27)	to	(14.50)

12/31/2017	49,949,595	16.66	to	10.86	234,010,120	0.60	0.20	to	2.80	12.68	to	10.11

12/31/2016	52,307,287	14.75	to	2.21	198,647,207	1.97	0.45	to	2.30	13.77	to	11.71

12/31/2015	49,562,775	12.96	to	1.98	157,156,789	0.75	0.45	to	2.30	(3.37)	to	(5.12)

TA JPMorgan Tactical Allocation Service Class

12/31/2019	260,751,494	12.91	to	10.87	1,220,599,661	2.08	0.20	to	2.65	11.69	to	9.02

12/31/2018	290,764,551	11.56	to	9.97	1,151,582,075	1.88	0.20	to	2.65	(3.38)	to	(5.70)

12/31/2017	336,938,291	11.96	to	10.57	1,290,836,386	1.59	0.20	to	2.65	8.02	to	5.71

12/31/2016	379,479,465	11.05	to	1.10	1,253,888,489	1.15	0.45	to	2.30	3.73	to	1.86

12/31/2015	388,440,348	10.65	to	1.08	1,097,074,756	1.14	0.45	to	2.30	(0.85)	to	(2.64)

TA Legg Mason Dynamic Allocation - Balanced Service Class

12/31/2019	188,777,088	13.30	to	1.17	1,048,148,666	1.59	0.20	to	2.50	15.83	to	13.20

12/31/2018	211,305,384	11.48	to	1.03	987,628,491	1.40	0.20	to	2.50	(3.51)	to	(5.72)

12/31/2017	240,726,764	11.90	to	1.09	1,134,168,274	1.13	0.20	to	2.50	9.97	to	7.78

12/31/2016	290,004,410	10.79	to	1.07	1,174,416,752	1.09	0.45	to	2.05	(1.11)	to	(2.66)

12/31/2015	303,800,980	10.91	to	1.10	1,125,801,306	0.92	0.45	to	2.05	(2.51)	to	(4.04)

TA Legg Mason Dynamic Allocation - Growth Service Class

12/31/2019	87,000,387	13.86	to	1.29	447,785,619	1.37	0.20	to	2.50	16.59	to	13.94

12/31/2018	99,265,335	11.89	to	1.13	430,016,813	1.22	0.20	to	2.50	(4.92)	to	(7.10)

12/31/2017	111,240,123	12.50	to	1.22	502,210,785	0.98	0.20	to	2.50	12.70	to	10.45

12/31/2016	132,145,826	11.07	to	1.11	513,884,084	1.03	0.45	to	2.05	(1.43)	to	(2.97)

12/31/2015	149,681,980	11.23	to	1.14	528,608,149	0.69	0.45	to	2.05	(3.38)	to	(4.90)

TA Levin Large Cap Value Service Class

12/31/2019	1,468,558	10.55	to	10.16	10,944,450	0.27	0.20	to	2.50	16.76	to	14.14

12/31/2018(1)	323,389	9.03	to	8.90	2,100,210	0.19	0.20	to	2.50	-	to	-

TA Madison Diversified Income Service Class

12/31/2019	51,519,543	13.86	to	11.41	179,387,536	1.53	0.20	to	2.50	14.71	to	12.14

12/31/2018	50,863,663	12.08	to	10.18	135,787,858	1.47	0.20	to	2.50	(0.95)	to	(3.19)

12/31/2017	53,981,023	12.19	to	10.51	130,445,023	1.60	0.20	to	2.50	8.28	to	6.86

12/31/2016	55,129,242	11.20	to	1.20	115,967,502	1.32	1.15	to	1.90	5.62	to	4.83

12/31/2015	57,334,171	10.60	to	1.14	109,758,408	1.03	1.15	to	1.90	(1.00)	to	(1.74)

TA Managed Risk - Balanced ETF Service Class

12/31/2019	1,162,728,895	13.81	to	11.51	5,570,038,106	1.96	0.20	to	2.80	15.42	to	12.50

12/31/2018	1,309,690,461	11.96	to	10.23	5,298,234,531	1.68	0.20	to	2.80	(4.74)	to	(7.16)

12/31/2017	1,473,800,978	12.56	to	11.02	6,047,882,818	1.68	0.20	to	2.80	13.10	to	10.36

12/31/2016	1,640,125,949	1.36	to	1.13	5,673,175,806	1.65	0.30	to	2.45	3.44	to	1.28

12/31/2015	1,749,801,079	1.31	to	1.11	5,493,942,298	1.28	0.30	to	2.45	(2.06)	to	(4.12)

TA Managed Risk - Conservative ETF Service Class

12/31/2019	210,974,386	13.19	to	11.06	666,135,464	2.04	0.20	to	2.80	11.97	to	9.14

12/31/2018	245,869,418	11.78	to	10.14	671,687,849	1.79	0.20	to	2.80	(3.79)	to	(6.24)

12/31/2017	280,713,603	12.25	to	10.81	771,558,640	1.82	0.20	to	2.80	10.54	to	8.02

12/31/2016	324,381,240	11.05	to	1.18	777,003,480	1.61	0.45	to	2.45	3.61	to	1.59

12/31/2015	344,902,729	10.67	to	1.17	734,076,985	1.52	0.45	to	2.45	(1.13)	to	(3.06)

69

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Managed Risk - Growth ETF Service Class

12/31/2019	735,600,165	$14.92	to	$12.03	$2,476,677,187	1.74%	0.20%	to	2.80%	19.17%	to	16.16%

12/31/2018	857,934,001	12.52	to	10.36	2,384,647,311	1.59	0.20	to	2.80	(7.34)	to	(9.70)

12/31/2017	1,000,647,147	13.52	to	11.47	2,942,924,332	1.61	0.20	to	2.80	18.12	to	15.25

12/31/2016	1,128,966,441	1.36	to	1.13	2,699,674,301	1.61	0.30	to	2.45	4.36	to	2.17

12/31/2015	1,301,705,474	1.30	to	1.11	2,828,869,757	1.46	0.30	to	2.45	(3.80)	to	(5.82)
TA Market Participation Strategy Service Class

12/31/2019	75,395,519	14.95	to	11.76	393,660,137	0.90	0.20	to	2.50	18.34	to	15.69

12/31/2018	87,219,115	12.63	to	10.16	382,090,653	0.36	0.20	to	2.50	(2.92)	to	(5.12)

12/31/2017	93,693,820	13.01	to	10.71	434,408,630	0.31	0.20	to	2.50	10.30	to	8.10

12/31/2016	112,269,327	11.77	to	1.13	453,011,302	0.16	0.45	to	2.05	3.70	to	2.07

12/31/2015	117,968,861	11.35	to	1.11	452,767,371	-	0.45	to	2.05	(3.68)	to	(5.19)
TA Morgan Stanley Capital Growth Initial Class

12/31/2019	95,615,249	4.27	to	17.14	372,441,653	-	0.30	to	2.80	23.37	to	20.37

12/31/2018	42,679,256	3.46	to	14.24	134,713,516	-	0.30	to	2.80	6.36	to	3.76

12/31/2017	42,128,648	3.26	to	13.73	126,618,578	-	0.30	to	2.80	43.17	to	39.70

12/31/2016	43,698,169	2.27	to	2.05	92,915,246	-	0.30	to	2.05	(2.56)	to	(4.22)

12/31/2015	47,282,114	2.33	to	2.14	104,267,818	-	0.30	to	2.05	11.45	to	9.54
TA Morgan Stanley Capital Growth Service Class

12/31/2019	31,609,616	28.63	to	17.10	362,045,816	-	0.20	to	2.65	23.22	to	20.28

12/31/2018	14,619,393	23.24	to	14.21	108,734,790	-	0.20	to	2.65	6.22	to	3.67

12/31/2017	14,528,067	21.88	to	13.71	91,705,626	-	0.20	to	2.65	41.99	to	39.58

12/31/2016	13,431,257	15.30	to	1.54	53,195,806	-	0.90	to	2.30	(3.37)	to	(4.69)

12/31/2015	15,649,714	15.84	to	1.61	53,335,138	-	0.90	to	2.30	10.45	to	8.95
TA Multi-Managed Balanced Initial Class

12/31/2019	34,030,880	2.87	to	12.26	97,122,745	1.66	0.30	to	2.80	21.40	to	18.45

12/31/2018	35,336,427	2.36	to	10.35	84,092,450	1.44	0.30	to	2.80	(3.95)	to	(6.30)

12/31/2017	36,409,215	2.46	to	11.05	91,688,505	0.86	0.30	to	2.80	13.80	to	11.04

12/31/2016	35,420,588	2.16	to	2.08	79,027,923	0.97	0.30	to	2.50	7.55	to	5.25

12/31/2015	34,089,325	2.01	to	1.98	71,558,086	1.35	0.30	to	2.50	(0.09)	to	(1.80)
TA Multi-Managed Balanced Service Class

12/31/2019	193,463,242	16.94	to	12.22	1,261,699,037	1.43	0.20	to	2.65	21.25	to	18.36

12/31/2018	213,053,682	13.97	to	10.33	1,113,804,034	1.21	0.20	to	2.65	(4.10)	to	(6.40)

12/31/2017	245,736,768	14.56	to	11.03	1,284,175,277	0.79	0.20	to	2.65	13.48	to	10.89

12/31/2016	219,709,404	1.82	to	1.53	904,843,654	0.93	0.30	to	2.45	7.32	to	5.07

12/31/2015	143,153,566	1.70	to	1.46	347,407,856	1.16	0.30	to	2.45	(0.36)	to	(2.45)
TA Multi-Manager Alternative Strategies Service Class

12/31/2019	443,014	10.76	to	9.99	4,522,748	0.76	0.20	to	2.50	8.05	to	5.59

12/31/2018	294,271	9.96	to	9.46	2,811,857	0.89	0.20	to	2.50	(4.82)	to	(7.00)

12/31/2017	166,567	10.46	to	10.17	1,693,399	1.28	0.20	to	2.50	4.29	to	3.05

12/31/2016	163,253	10.01	to	9.64	1,601,107	2.52	0.45	to	1.65	1.56	to	0.35

12/31/2015	181,063	9.85	to	9.60	1,760,776	0.36	0.45	to	1.65	(6.03)	to	(7.15)
TA PIMCO Tactical - Balanced Service Class

12/31/2019	133,079,664	14.24	to	11.54	545,140,658	0.16	0.20	to	2.65	19.44	to	16.59

12/31/2018	152,110,362	11.92	to	9.90	514,523,316	3.19	0.20	to	2.65	(7.12)	to	(9.35)

12/31/2017	172,652,804	12.84	to	10.92	628,788,296	0.30	0.20	to	2.65	11.54	to	9.15

12/31/2016	192,663,294	11.48	to	1.01	610,151,653	0.29	0.45	to	2.30	4.91	to	3.02

12/31/2015	194,833,059	10.95	to	0.98	571,936,975	-	0.45	to	2.30	(2.98)	to	(4.74)
TA PIMCO Tactical - Conservative Service Class

12/31/2019	63,063,445	13.81	to	11.38	257,753,596	0.10	0.20	to	2.65	17.33	to	14.53

12/31/2018	69,943,022	11.77	to	9.94	237,796,879	3.31	0.20	to	2.65	(5.34)	to	(7.61)

12/31/2017	79,062,157	12.44	to	10.76	282,866,000	1.29	0.20	to	2.65	9.90	to	7.55

12/31/2016	87,765,386	11.29	to	0.97	273,382,211	0.41	0.45	to	2.30	4.51	to	2.62

12/31/2015	84,100,322	10.80	to	0.94	223,359,365	0.30	0.45	to	2.30	(2.52)	to	(4.28)

70

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA PIMCO Tactical - Growth Service Class

12/31/2019	67,856,653	$14.80	to	$11.87	$344,227,526	-%	0.20%	to	2.65%	21.31%	to	18.42%

12/31/2018	77,403,230	12.20	to	10.03	311,059,978	3.06	0.20	to	2.65	(7.87)	to	(10.08)

12/31/2017	89,424,879	13.24	to	11.15	373,518,260	0.40	0.20	to	2.65	14.31	to	11.87

12/31/2016	97,932,555	11.55	to	0.97	334,243,979	-	0.45	to	2.30	4.40	to	2.52

12/31/2015	99,906,894	11.07	to	0.94	288,604,027	-	0.45	to	2.30	(3.89)	to	(5.63)
TA PIMCO Total Return Initial Class

12/31/2019	97,537,181	1.78	to	10.48	162,583,767	2.53	0.30	to	2.80	8.09	to	5.46

12/31/2018	100,615,759	1.65	to	9.94	157,867,721	2.61	0.30	to	2.80	(0.95)	to	(3.38)

12/31/2017	108,525,289	1.67	to	10.29	174,652,447	-	0.30	to	2.80	4.57	to	2.04

12/31/2016	116,273,391	1.59	to	1.46	181,319,170	2.37	0.30	to	2.05	2.41	to	0.65

12/31/2015	125,233,326	1.56	to	1.45	192,941,918	2.51	0.30	to	2.05	0.39	to	(1.33)
TA PIMCO Total Return Service Class

12/31/2019	289,976,616	11.29	to	10.46	721,416,264	2.26	0.20	to	2.65	8.00	to	5.42

12/31/2018	331,762,980	10.46	to	9.92	717,759,315	2.40	0.20	to	2.65	(1.22)	to	(3.59)

12/31/2017	381,085,363	10.58	to	10.29	803,609,896	-	0.20	to	2.65	4.33	to	1.95

12/31/2016	432,200,049	1.34	to	1.11	826,905,164	2.20	0.30	to	2.45	2.17	to	0.03

12/31/2015	475,137,309	1.31	to	1.11	833,576,453	2.54	0.30	to	2.45	0.22	to	(1.89)
TA PineBridge Inflation Opportunities Service Class

12/31/2019	68,795,573	10.06	to	10.23	148,339,095	2.30	0.20	to	2.65	7.99	to	5.41

12/31/2018	80,400,948	9.31	to	9.71	154,495,130	1.69	0.20	to	2.65	(1.74)	to	(4.10)

12/31/2017	90,816,209	9.48	to	10.12	173,872,830	0.23	0.20	to	2.65	2.67	to	0.48

12/31/2016	101,867,579	9.21	to	0.95	175,347,485	0.58	0.45	to	2.30	3.34	to	1.47

12/31/2015	110,195,164	8.91	to	0.94	178,257,154	1.24	0.45	to	2.30	(3.30)	to	(5.05)
TA ProFunds UltraBear Service Class (OAM)

12/31/2019	528,747,957	0.08	to	3.92	12,630,584	-	0.45	to	2.65	(43.10)	to	(44.33)

12/31/2018	824,917,799	0.14	to	7.04	35,025,006	-	0.45	to	2.65	6.06	to	3.76

12/31/2017	325,897,312	0.13	to	6.79	13,176,394	-	0.45	to	2.65	(32.66)	to	(34.10)

12/31/2016	557,626,487	0.19	to	0.06	33,857,197	-	0.45	to	2.00	(23.94)	to	(25.08)

12/31/2015	406,801,801	0.25	to	0.08	32,809,667	-	0.45	to	2.00	(7.71)	to	(9.10)
TA QS Investors Active Asset Allocation - Conservative Service Class

12/31/2019	121,522,304	12.59	to	11.15	339,344,934	1.97	0.20	to	2.65	11.01	to	8.36

12/31/2018	141,754,097	11.34	to	10.29	347,965,665	1.59	0.20	to	2.65	(3.08)	to	(5.41)

12/31/2017	167,288,266	11.70	to	10.88	413,363,455	1.72	0.20	to	2.65	11.20	to	8.82

12/31/2016	201,671,367	10.50	to	1.06	425,136,568	1.26	0.45	to	2.45	2.19	to	0.20

12/31/2015	225,250,178	10.27	to	1.05	432,962,686	1.01	0.45	to	2.45	(2.80)	to	(4.70)
TA QS Investors Active Asset Allocation - Moderate Service Class

12/31/2019	333,714,080	12.83	to	11.35	1,331,045,066	1.81	0.20	to	2.65	10.91	to	8.26

12/31/2018	382,230,157	11.56	to	10.48	1,333,011,023	1.44	0.20	to	2.65	(4.36)	to	(6.66)

12/31/2017	433,032,803	12.09	to	11.23	1,515,657,257	1.55	0.20	to	2.65	14.93	to	12.47

12/31/2016	492,652,371	10.50	to	1.04	1,448,789,251	1.23	0.45	to	2.50	1.73	to	(0.30)

12/31/2015	545,348,810	10.32	to	1.04	1,537,126,518	0.97	0.45	to	2.50	(4.71)	to	(6.61)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class

12/31/2019	167,991,889	13.18	to	11.59	522,009,134	1.66	0.20	to	2.65	11.13	to	8.48

12/31/2018	195,359,095	11.86	to	10.69	540,380,113	1.31	0.20	to	2.65	(6.14)	to	(8.39)

12/31/2017	225,073,336	12.63	to	11.67	650,551,880	1.28	0.20	to	2.65	19.77	to	17.21

12/31/2016	254,015,317	10.52	to	1.04	591,439,085	1.07	0.45	to	2.30	1.51	to	(0.32)

12/31/2015	297,221,724	10.37	to	1.04	646,874,469	1.01	0.45	to	2.30	(6.95)	to	(8.64)
TA Small/Mid Cap Value Initial Class

12/31/2019	18,085,702	2.98	to	11.62	114,726,591	0.96	0.30	to	2.80	24.90	to	21.87

12/31/2018	20,576,048	2.39	to	9.53	105,244,710	0.89	0.30	to	2.80	(11.72)	to	(13.88)

12/31/2017	22,801,173	2.71	to	11.07	135,391,174	1.13	0.30	to	2.80	15.21	to	12.42

12/31/2016	24,866,417	2.35	to	3.68	129,843,084	0.78	0.30	to	2.05	20.76	to	18.70

12/31/2015	28,487,599	1.94	to	3.10	123,688,215	0.98	0.30	to	2.05	(2.80)	to	(4.47)

71

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Small/Mid Cap Value Service Class

12/31/2019	26,380,984	$18.50	to	$11.58	$149,629,508	0.76%	0.20%	to	2.65%	24.69%	to	21.72%

12/31/2018	28,152,654	14.84	to	9.51	105,380,785	0.68	0.20	to	2.65	(11.81)	to	(13.93)

12/31/2017	33,142,579	16.83	to	11.05	129,538,718	0.97	0.20	to	2.65	14.23	to	12.29

12/31/2016	37,602,330	14.63	to	1.92	111,710,832	0.54	0.90	to	2.30	19.73	to	18.10

12/31/2015	37,708,384	12.22	to	1.63	88,569,777	0.81	0.90	to	2.30	(3.60)	to	(4.92)
TA T. Rowe Price Small Cap Initial Class

12/31/2019	39,725,671	4.16	to	13.72	136,379,747	-	0.30	to	2.80	32.37	to	29.15

12/31/2018	43,487,831	3.14	to	10.62	114,179,188	-	0.30	to	2.80	(7.36)	to	(9.63)

12/31/2017	45,509,419	3.39	to	11.75	129,784,292	-	0.30	to	2.80	22.02	to	19.07

12/31/2016	47,515,529	2.78	to	2.65	112,290,331	-	0.30	to	2.05	10.89	to	8.99

12/31/2015	50,302,232	2.51	to	2.43	108,382,266	-	0.30	to	2.05	2.13	to	0.38
TA T. Rowe Price Small Cap Service Class

12/31/2019	32,292,237	22.54	to	13.67	313,681,024	-	0.20	to	2.65	32.12	to	28.97

12/31/2018	33,335,132	17.06	to	10.60	210,676,582	-	0.20	to	2.65	(7.47)	to	(9.69)

12/31/2017	37,785,697	18.43	to	11.74	241,993,274	-	0.20	to	2.65	20.93	to	18.88

12/31/2016	40,379,882	15.14	to	1.97	191,512,774	-	0.90	to	2.30	10.01	to	8.51

12/31/2015	42,516,500	13.76	to	1.82	166,716,242	-	0.90	to	2.30	1.24	to	(0.14)
TA TS&W International Equity Initial Class

12/31/2019	40,250,949	1.86	to	11.59	83,257,900	1.42	0.30	to	2.80	20.70	to	17.77

12/31/2018	42,739,151	1.54	to	9.84	73,746,197	2.44	0.30	to	2.80	(15.78)	to	(17.84)

12/31/2017	40,975,824	1.83	to	11.98	85,535,379	2.19	0.30	to	2.80	22.54	to	19.57

12/31/2016	41,696,215	1.49	to	1.56	71,904,972	2.76	0.30	to	2.05	0.78	to	(0.95)

12/31/2015	44,322,070	1.48	to	1.57	76,568,954	2.98	0.30	to	2.05	1.01	to	(0.72)
TA TS&W International Equity Service Class

12/31/2019	10,975,213	13.12	to	11.55	46,304,060	1.19	0.20	to	2.65	20.49	to	17.62

12/31/2018	12,291,177	10.89	to	9.82	35,983,797	2.20	0.20	to	2.65	(15.87)	to	(17.89)

12/31/2017	13,819,574	12.94	to	11.96	43,576,774	2.01	0.20	to	2.65	21.56	to	19.50

12/31/2016	13,541,992	10.58	to	0.86	34,110,738	2.57	0.90	to	2.30	(0.13)	to	(1.49)

12/31/2015	16,788,573	10.59	to	0.87	36,053,774	2.99	0.90	to	2.30	0.13	to	(1.23)
TA U.S. Equity Index Service Class

12/31/2019	13,156,763	13.95	to	13.13	178,742,034	0.49	0.35	to	2.65	30.44	to	27.52

12/31/2018	4,460,433	10.69	to	10.29	46,909,805	0.24	0.35	to	2.65	(5.32)	to	(7.46)

12/31/2017(1)	1,656,725	11.29	to	11.12	18,585,620	-	0.35	to	2.65	-	to	-
TA WMC US Growth Initial Class

12/31/2019	169,149,426	3.40	to	16.40	460,449,558	0.12	0.30	to	2.80	39.63	to	36.23
12/31/2018	125,844,251	2.43	to	12.04	249,568,122	0.48	0.30	to	2.80	(0.09)	to	(2.53)

12/31/2017	139,553,543	2.44	to	12.35	276,903,733	0.42	0.30	to	2.80	28.81	to	25.69

12/31/2016	152,376,830	1.89	to	1.36	236,978,354	0.40	0.30	to	2.30	2.50	to	0.50

12/31/2015	168,111,201	1.85	to	1.35	257,886,335	0.70	0.30	to	2.30	6.53	to	4.45
TA WMC US Growth Service Class

12/31/2019	29,264,303	25.30	to	16.35	222,359,352	-	0.20	to	2.65	39.40	to	36.07
12/31/2018	24,232,577	18.15	to	12.02	113,091,417	0.28	0.20	to	2.65	(0.23)	to	(2.63)

12/31/2017	28,142,974	18.19	to	12.34	123,555,754	0.21	0.20	to	2.65	27.71	to	25.55

12/31/2016	31,337,681	14.15	to	1.26	98,349,420	0.18	0.90	to	2.30	1.62	to	0.24

12/31/2015	33,875,319	13.92	to	1.26	96,971,678	0.54	0.90	to	2.30	5.66	to	4.21
Vanguard® - Capital Growth

12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-
Vanguard® - Conservative Allocation

12/31/2019(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-
Vanguard® - Diversified Value

12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-
Vanguard® Balanced

12/31/2019(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-

72

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Vanguard® Equity Income

12/31/2019(1)	-	$10.01	to	$10.01	$-	-%	0.27%	to	0.47%	-%	to	-%
Vanguard® Equity Index

12/31/2019	1,106,204	22.23	to	13.96	5,072,380	1.90	0.27	to	2.50	30.91	to	28.10

12/31/2018	1,183,932	2.06	to	10.90	4,075,298	1.62	0.30	to	2.50	(4.79)	to	(6.85)

12/31/2017	813,744	2.17	to	11.70	3,788,631	1.63	0.30	to	2.50	21.29	to	20.45

12/31/2016	411,968	1.79	to	1.74	1,920,746	2.45	0.30	to	1.00	11.48	to	10.70

12/31/2015	462,855	1.60	to	1.57	1,852,623	1.41	0.30	to	1.00	0.96	to	0.26
Vanguard® Global Bond Index

12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-
Vanguard® Growth

12/31/2019(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-
Vanguard® High Yield Bond

12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-
Vanguard® International

12/31/2019	570,592	17.44	to	14.86	2,830,970	1.30	0.27	to	2.70	30.82	to	27.77

12/31/2018	567,663	1.45	to	11.63	1,859,489	0.82	0.30	to	2.70	(12.88)	to	(14.93)

12/31/2017	767,522	1.66	to	13.67	2,310,758	0.93	0.30	to	2.70	42.25	to	41.26

12/31/2016	441,335	1.17	to	1.05	1,229,545	1.47	0.30	to	1.00	1.57	to	0.87

12/31/2015	426,145	1.15	to	1.04	1,169,229	1.30	0.30	to	1.00	(1.06)	to	(1.76)
Vanguard® Mid-Cap Index

12/31/2019	344,777	20.02	to	12.78	2,287,080	1.30	0.27	to	2.70	30.48	to	27.43

12/31/2018	332,115	1.99	to	10.03	1,356,724	1.21	0.30	to	2.70	(9.60)	to	(11.73)

12/31/2017	389,324	2.20	to	11.36	1,395,425	1.05	0.30	to	2.70	18.72	to	17.90

12/31/2016	243,199	1.85	to	1.62	845,838	1.52	0.30	to	1.00	10.78	to	10.01

12/31/2015	316,319	1.67	to	1.48	888,668	0.88	0.30	to	1.00	(1.73)	to	(2.42)
Vanguard® Moderate Allocation

12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-
Vanguard® Money Market

12/31/2019(1)	-	10.00	to	10.00	-	0.07	0.27	to	0.47	-	to	-
Vanguard® Real Estate Index

12/31/2019	164,384	15.77	to	11.64	724,052	2.47	0.27	to	2.50	28.42	to	25.67

12/31/2018	143,459	1.52	to	9.26	452,464	3.03	0.30	to	2.50	(5.64)	to	(7.67)

12/31/2017	149,622	1.61	to	10.03	459,283	2.34	0.30	to	2.50	4.46	to	3.74

12/31/2016	136,899	1.54	to	1.58	358,742	2.67	0.30	to	1.00	8.03	to	7.28

12/31/2015	150,260	1.43	to	1.47	350,033	1.66	0.30	to	1.00	1.92	to	1.21
Vanguard® Short-Term Investment Grade

12/31/2019	834,530	11.06	to	10.06	4,238,215	2.42	0.27	to	2.70	5.38	to	2.92

12/31/2018	828,787	1.36	to	9.77	3,028,267	1.75	0.30	to	2.70	0.74	to	(1.63)

12/31/2017	878,234	1.35	to	9.94	2,959,813	1.95	0.30	to	2.70	1.79	to	1.08

12/31/2016	1,010,860	1.33	to	1.06	2,717,920	1.92	0.30	to	1.00	2.41	to	1.70

12/31/2015	1,147,149	1.30	to	1.04	2,902,363	1.62	0.30	to	1.00	0.82	to	0.12
Vanguard® Total Bond Market Index

12/31/2019	550,251	11.32	to	10.36	3,671,401	2.17	0.27	to	2.70	8.35	to	5.82

12/31/2018	359,496	1.48	to	9.79	2,198,323	2.35	0.30	to	2.70	(0.43)	to	(2.77)

12/31/2017	402,636	1.49	to	10.07	2,099,639	2.30	0.30	to	2.70	3.17	to	2.45

12/31/2016	445,728	1.44	to	1.11	1,483,525	2.33	0.30	to	1.00	2.16	to	1.45

12/31/2015	544,334	1.41	to	1.09	1,627,599	1.97	0.30	to	1.00	0.03	to	(0.66)
Vanguard® Total International Stock Market Index

12/31/2019(1)	-	10.07	to	10.06	-	-	0.27	to	0.47	-	to	-
Vanguard® Total Stock Market Index

12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

73

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Voya Global Perspectives Class S Shares

12/31/2019		1,913	$11.67	to	$11.22	$22,324	3.33%	1.29%	to	2.14%	16.56%	to	15.58%

12/31/2018		1,919	10.01	to	9.70	19,217	2.65	1.29	to	2.14	(8.66)	to	(9.44)

12/31/2017		1,791	10.96	to	10.72	19,638	2.66	1.29	to	2.14	13.25	to	12.29

12/31/2016		1,665	9.68	to	9.54	16,121	2.60	1.29	to	2.14	5.19	to	4.30

12/31/2015	(1)	1,633	9.20	to	9.15	15,028	-	1.29	to	2.14	-	to	-
Voya Large Cap Value Class S Shares

12/31/2019		93	13.01	to	12.50	1,216	1.92	1.29	to	2.14	23.18	to	22.14

12/31/2018		95	10.56	to	10.24	1,008	1.83	1.29	to	2.14	(9.19)	to	(9.96)

12/31/2017		94	11.63	to	11.37	1,094	2.26	1.29	to	2.14	11.78	to	10.84

12/31/2016		97	10.40	to	10.26	1,006	3.01	1.29	to	2.14	12.13	to	11.18
Voya Strategic Allocation Conservative Class S Shares

12/31/2019		-	11.62	to	11.17	-	-	1.29	to	2.14	13.01	to	12.05

12/31/2018		-	10.28	to	9.97	-	-	1.29	to	2.14	(5.49)	to	(6.29)

12/31/2017		-	10.88	to	10.64	-	-	1.29	to	2.14	8.77	to	7.86

12/31/2016		-	10.00	to	9.86	-	-	1.29	to	2.14	4.12	to	3.25

12/31/2015	(1)	-	9.61	to	9.55	-	-	1.29	to	2.14	-	to	-
Voya Strategic Allocation Moderate Class S Shares

12/31/2019		-	12.22	to	11.75	-	-	1.29	to	2.14	17.42	to	16.42

12/31/2018		-	10.41	to	10.09	-	-	1.29	to	2.14	(7.52)	to	(8.31)

12/31/2017		-	11.26	to	11.01	-	-	1.29	to	2.14	12.83	to	11.88

12/31/2016		-	9.98	to	9.84	-	-	1.29	to	2.14	4.96	to	4.07

12/31/2015	(1)	-	9.51	to	9.45	-	-	1.29	to	2.14	-	to	-
Wanger International

12/31/2019		58,273	1.78	to	13.08	369,851	0.84	0.30	to	2.50	29.60	to	26.82

12/31/2018		70,863	1.37	to	10.31	262,615	2.05	0.30	to	2.50	(17.95)	to	(19.72)

12/31/2017		108,448	1.67	to	12.85	370,644	1.23	0.30	to	2.50	32.52	to	31.86

12/31/2016		141,836	1.26	to	1.13	308,283	1.18	0.30	to	0.80	(1.70)	to	(2.19)

12/31/2015		160,087	1.29	to	1.16	318,081	1.51	0.30	to	0.80	(0.20)	to	(0.70)
Wanger USA

12/31/2019		-	2.84	to	14.09	-	-	0.30	to	2.50	30.71	to	27.91

12/31/2018		-	2.17	to	11.02	-	-	0.30	to	2.50	(1.76)	to	(3.88)

12/31/2017		-	2.21	to	11.46	-	-	0.30	to	2.50	19.22	to	18.63

12/31/2016		67,832	1.85	to	1.82	177,312	-	0.30	to	0.80	13.35	to	12.78

12/31/2015		133,870	1.64	to	1.62	274,445	-	0.30	to	0.80	(0.91)	to	(1.40)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

74

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

75

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $50, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.05% to 2.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy:

Additional Fund
Subaccount	Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
AB Growth and Income Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30% - 0.40%
American Funds - Bond Class 2 Shares	0.30% - 0.40%
American Funds - Growth Class 2 Shares	0.30% - 0.40%
American Funds - Growth-Income Class 2 Shares	0.30% - 0.40%
American Funds - International Class 2 Shares	0.30% - 0.40%
Fidelity® VIP Balanced Service Class 2	0.20%
Fidelity® VIP Contrafund® Initial Class	0.20%
Fidelity® VIP Contrafund® Service Class 2	0.20%
Fidelity® VIP Equity-Income Initial Class	0.20%
Fidelity® VIP Growth Initial Class	0.20%
Fidelity® VIP Mid Cap Initial Class	0.20%
Fidelity® VIP Mid Cap Service Class 2	0.20%
Fidelity® VIP Value Strategies Initial Class	0.20%
Fidelity® VIP Value Strategies Service Class 2	0.20%
Franklin Allocation Class 4 Shares	0.15%
State Street Total Return V.I.S. Class 3 Shares	0.20%
TA International Equity Index Service Class	0.15%
TA U.S. Equity Index Service Class	0.15%
Vanguard® Equity Index	0.20% - 0.60%
Vanguard® International	0.20% - 0.60%
Vanguard® Mid-Cap Index	0.20% - 0.60%
Vanguard® Real Estate Index	0.20% - 0.60%
Vanguard® Short-Term Investment Grade	0.20% - 0.60%
Vanguard® Total Bond Market Index	0.20% - 0.60%
Voya Global Perspectives Class S Shares	0.14%
Voya Large Cap Value Class S Shares	0.14%
Voya Strategic Allocation Conservative Class S Shares	0.14%
Voya Strategic Allocation Moderate Class S Shares	0.14%
Wanger International	0.30%
Wanger USA	0.30%

76

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves. Since January 2020, the Coronavirus disease (COVID-19) pandemic and economic uncertainties have arisen which have impacted the Separate Account’s net assets. The extent to which the COVID-19 pandemic will continue to impact the net assets will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities and other third parties in response to the pandemic.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of AEGON N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and AEGON USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of AEGON N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

77

FINANCIAL STATEMENTS – STATUTORY BASIS

AND SUPPLEMENTARY INFORMATION

Transamerica Financial Life Insurance Company

Years Ended December 31, 2019, 2018 and 2017

Transamerica Financial Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2019, 2018, and 2017

Report of Independent Auditors

To the Board of Directors of

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Transamerica Financial Life Insurance Company (the “Company”), which comprise the balance sheets – statutory basis as of December 31, 2019 and 2018, and the related statements of operations – statutory basis, of changes in capital and surplus – statutory basis, and of cash flow – statutory basis for each of the three years in the period ended December 31, 2019, including the related notes and schedules of supplementary insurance information and reinsurance as of December 31, 2019, 2018 and for each of the three years in the period ended December 31, 2019 and summary of investments—other than investments in related parties as of December 31, 2019 listed in the accompanying index (collectively referred to as the “financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 1 N Upper Wacker Drive, Chicago, IL 60606

T: 312-298-2000, F: , www.pwc.com

1

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018 or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2019 and 2018 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in accordance with the accounting practices prescribed or permitted by the New York Department of Financial Services described in Note 2.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 27, 2020

PricewaterhouseCoopers LLP, 1 N Upper Wacker Drive, Chicago, IL 60606

T: 312-298-2000, F: , www.pwc.com

2

Transamerica Financial Life Insurance Company

Balance Sheets—Statutory Basis

(Dollars in Thousands)

	December 31 2019	December 31 2018
Admitted assets
Cash, cash equivalents and short-term investments	$439,852	$330,590
Bonds	5,332,758	5,648,863
Preferred stocks	4,552	4,552
Common stocks	6,036	5,046
Mortgage loans on real estate	1,546,510	1,480,920
Policy loans	130,787	130,605
Securities lending reinvested collateral assets	311,367	319,971
Derivatives	113,954	106,371
Other invested assets	369,406	253,098

Total cash and invested assets	8,255,222	8,280,016
Accrued investment income	69,431	74,495
Premiums deferred and uncollected	10,821	10,995
Net deferred income tax asset	28,050	27,355
Other assets	20,033	28,841
Separate account assets	23,523,988	21,069,870

Total admitted assets	$31,907,545	$29,491,572

Liabilities and capital and surplus
Aggregate reserves for policies and contracts	$6,493,362	$6,639,574
Policy and contract claim reserves	29,249	41,237
Liability for deposit-type contracts	29,577	29,504
Transfers from separate accounts due or accrued	(194,971)	(181,916)
Asset valuation reserve	133,205	120,543
Interest maintenance reserve	21,139	23,034
Derivatives	102,041	64,073
Payable for collateral under securities loaned and other transactions	371,405	381,115
Borrowed money	66,348	—
Other liabilities	307,705	214,030
Separate account liabilities	23,523,985	21,069,868

Total liabilities	30,883,045	28,401,062

Total capital and surplus	1,024,500	1,090,510

Total liabilities and capital and surplus	$31,907,545	$29,491,572

See accompanying notes.

3

Transamerica Financial Life Insurance Company

Statements of Operations—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2019	2018	2017
Revenues
Premiums and annuity considerations	$5,305,953	$5,202,469	$4,733,929
Net investment income	344,337	347,235	371,734
Fee revenue and other income	533,267	323,923	354,087

Total revenue	6,183,557	5,873,627	5,459,750

Benefits and expenses
Death benefits	69,241	69,827	69,232
Annuity benefits	117,349	107,592	108,660
Accident and health benefits	44,907	61,299	67,199
Surrender benefits	6,667,014	8,149,104	5,504,367
Other benefits	9,373	8,613	8,243
Net increase (decrease) in reserves	(139,807)	(127,988)	(371,102)
Commissions	132,253	146,319	150,601
Net transfers to (from) separate accounts	(1,200,910)	(2,891,935)	(423,849)
General insurance expenses and other	122,195	107,491	89,830

Total benefits and expenses	5,821,615	5,630,322	5,203,181

Gain (loss) from operations before federal income taxes	361,942	243,305	256,569
Federal income tax (benefit) expense	21,455	11,019	26,972

Net gain (loss) from operations	340,487	232,286	229,597
Net realized capital gains (losses), after tax and amounts transferred to interest maintenance reserve	17,195	(30,176)	(70,939)

Net income (loss)	$357,682	$202,110	$158,658

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2017	$2,143	$460	$933,659	$9,509	$146,534	$1,092,305
Net income (loss)	—	—	—	1,717	156,941	158,658
Change in net unrealized capital gains (losses), net of taxes	—	—	—	—	44,050	44,050
Change in net deferred income tax asset	—	—	—	—	(32,885)	(32,885)
Change in nonadmitted assets	—	—	—	—	13,385	13,385
Change in asset valuation reserve	—	—	—	—	4,317	4,317
Change in surplus as a result of reinsurance	—	—	—	—	(71,196)	(71,196)
Dividends to stockholders	—	—	—	—	(160,000)	(160,000)
Other changes—net	—	—	1,784	(40)	8	1,752

Balance at December 31, 2017	2,143	460	935,443	11,186	101,154	1,050,386
Net income (loss)	—	—	—	(479)	202,589	202,110
Change in net unrealized capital gains (losses), net of taxes	—	—	—	—	13,389	13,389
Change in net deferred income tax asset	—	—	—	—	(3,459)	(3,459)
Change in nonadmitted assets	—	—	—	—	7,341	7,341
Change in asset valuation reserve	—	—	—	—	(161)	(161)
Change in surplus as a result of reinsurance	—	—	—	—	(20,172)	(20,172)
Return of capital	—	—	(56,381)	—	—	(56,381)
Dividends to stockholders	—	—	—	—	(103,410)	(103,410)
Other changes—net	—	(460)	272	74	981	867

Balance at December 31, 2018	$2,143	$—	$879,334	$10,781	$198,252	$1,090,510

Continued on next page.

5

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2018	$2,143	$—	$879,334	$10,781	$198,252	$1,090,510
Net income (loss)	—	—	—	2,239	355,443	357,682
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	(19,374)	(19,374)
Change in net deferred income tax asset	—	—	—	—	18,785	18,785
Change in nonadmitted assets	—	—	—	—	(14,055)	(14,055)
Change in asset valuation reserve	—	—	—	—	(12,662)	(12,662)
Change in surplus as a result of reinsurance	—	—	—	—	(225,323)	(225,323)
Return of capital	—	—	(99,879)	—	—	(99,879)
Dividends to stockholders	—	—	—	—	(75,000)	(75,000)
Other changes—net	(103)	—	(179)	(92)	4,190	3,816

Balance at December 31, 2019	$2,040	$—	$779,276	$12,928	$230,256	$1,024,500

See accompanying notes.

6

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2019	2018	2017
Operating activities
Premiums and annuity considerations	$5,306,408	$5,203,738	$5,068,249
Net investment income	355,231	359,398	376,164
Other income	306,588	302,160	305,794
Benefit and loss related payments	(6,919,166)	(8,383,355)	(5,769,148)
Net transfers from separate accounts	1,187,843	2,911,354	586,484
Commissions and operating expenses	(249,367)	(261,138)	(271,415)
Federal income taxes (paid) received	(8,151)	(23,519)	13,923

Net cash provided by (used in) operating activities	(20,614)	108,638	310,051
Investing activities
Proceeds from investments sold, matured or repaid	2,125,769	1,564,464	1,450,534
Costs of investments acquired	(1,943,403)	(1,357,882)	(1,642,388)
Net change in policy loans	(182)	(4,738)	(3,842)

Net cash provided by (used in) investing activities	182,184	201,844	(195,696)
Financing and miscellaneous activities
Capital and paid in surplus (returned) received	(100,161)	(56,569)	1,784
Net deposits (withdrawals) on deposit-type contracts	(604)	(4,826)	(4,319)
Net change in borrowed money	66,176	(204,340)	184,385
Net change in payable for collateral under securities lending and other transactions	1,303	(106,951)	115,782
Other cash (applied) provided	55,978	(38,284)	(138,414)
Dividends to stockholders	(75,000)	(103,410)	(160,000)

Net cash used in financing and miscellaneous activities	(52,308)	(514,380)	(782)

Net increase (decrease) in cash, cash equivalents and short-term investments	109,262	(203,898)	113,573
Cash, cash equivalents and short-term investments:
Beginning of year	330,590	534,488	420,915

End of year	$439,852	$330,590	$534,488

See accompanying notes.

7

Transamerica Financial Life Insurance Company

Statements of Cash Flow (supplemental) – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2019	2018	2017
Supplemental disclosures of cash flow information
Significant non-cash activities during the year not included in the Statutory Statements of Cash Flow
Transfer of bonds and mortgage loans related to reinsurance agreement with third party	$—	$—	$379,177

8

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2019

1. Organization and Nature of Business

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by Transamerica Corporation (TA Corp) (92.3% of shares) and minority owned by Transamerica Life Insurance Company (TLIC) (7.7% of shares). Both TA Corp and TLIC are indirect, wholly-owned subsidiaries of Aegon N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells fixed annuity, variable life and annuity products, group life coverages, life insurance, index universal life, and guaranteed investment contracts. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

2. Basis of Presentation and Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services (NYDFS), which differ from accounting principles generally accepted in the United States of America (GAAP).

The NYDFS recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law.

The State of New York has adopted a prescribed accounting practice that differs from that found in the National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Section 1414 of the New York Insurance Law, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under Statement of Statutory Accounting Principle (SSAP) No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

9

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Use of Estimates

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The effects of the following variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material. Significant accounting policies and variances from GAAP are as follows:

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a NAIC designation of 6, are reported at amortized cost using the interest method. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value, often referred to as yield-to-worst method. Bonds ascribed a NAIC designation of 6 are reported at the lower of amortized cost or fair value with unrealized gains and losses reported in changes in capital and surplus. Prepayment penalty or acceleration fees received in the event a bond is liquidated prior to its scheduled termination date are reported as investment income.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26R, Bonds, and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.

Single class and multi-class mortgage -backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. These securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium using either the retrospective or prospective methods. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. For statutory reporting, the retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

For GAAP, all securities purchased or retained that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used.

10

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company closely monitors below investment grade holdings and investment grade issuers where the Company has concerns to determine if an other-than-temporary impairment (OTTI) has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. The Company will record a charge to the statements of operations for the amount of the impairment.

For structured securities, cash flow trends and underlying levels of collateral are monitored. An OTTI is considered to have occurred if the fair value of the structured security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security and the security is in an unrealized loss position. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company will record a charge to the statements of operations for the amount of the impairments.

For GAAP, if it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security or the entity will likely not be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Investments in unaffiliated preferred stocks in good standing (those with NAIC designations RP1 to RP3 and P1 to P3), are reported at cost or amortized cost, depending on the characteristics of the securities. Investments in preferred stocks not in good standing (those with NAIC designations RP4 to RP6 and P4 to P6), are reported at the lower of cost, amortized cost, or fair value, depending on the characteristics of the securities. The related net unrealized capital gains and losses for all NAIC designations are reported in changes in capital and surplus.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in net unrealized capital gains or losses and are reported in changes in capital and surplus.

11

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company owns stock issued by the Federal Home Loan Bank (FHLB), which is only redeemable at par, and its fair value is presumed to be par, unless other-than-temporarily impaired.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other -than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statements of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized. Prepayment penalty or acceleration fees received in the event a loan is liquidated prior to its scheduled termination date are reported as investment income.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Real estate the Company classifies as investment properties is measured at lower of carrying amount or fair value less cost to sell. Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

The Company has interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than- temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statements of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

12

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less (principally stated at amortized cost) or money market mutual funds which are reported at fair value.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. Due and accrued amounts determined to be uncollectible are written off through the statements of operations.

Valuation Reserves

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals into net investment income over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

In 2019, the NAIC revised the AVR Factors (basic contribution, reserve objective and maximum reserve) to be consistent with the RBC (Risk Based Capital) after-tax factors, which were amended in 2018 as a result of federal tax reform. The AVR factor changes are effective for year-end 2019. As of December 31, 2019, the factor changes decreased capital and surplus by $13,541. The changes were recorded to the change in asset valuation reserve line of the statement of changes in capital and surplus.

13

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Derivative Instruments

Overview: The Company uses various derivative instruments (swaps and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Derivatives.

(A)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability (amortized cost or fair value). Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

(B)

Derivative instruments are also used in replication (synthetic asset) transactions (RSAT). A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. In these transactions, the derivative is accounted for in a manner consistent with the cash instrument and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

(C)

Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value).

(D)	Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

14

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘BBB’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments:

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities; therefore, converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

15

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Total return swaps are used in the asset/liability management process to mitigate the market risk on minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor’s (S&P) or other global market financial index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Futures contracts are used to hedge the liability risk when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

Securities Lending Assets and Liabilities

The Company loans securities to third parties under agent-managed securities lending programs, accounted for as secured borrowings. Cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Non-cash collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

16

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Repurchase Agreements

For dollar repurchase agreements accounted for as secured borrowings, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. The securities transferred are not removed from the balance sheet, and the cash received as collateral is invested as needed or used for general corporate purposes of the Company. A liability is established to record the obligation to return the cash collateral and included in Borrowed Money on the Balance Sheets.

Other Assets and Other Liabilities

Other assets consist primarily of reinsurance receivables, accounts receivable and general insurance receivables. Other “admitted assets” are valued principally at cost, as required or permitted by New York Insurance Laws.

Other liabilities consist primarily of remittances, amounts withheld by the Company, commissions payable, and accrued expenses.

Separate Accounts

The majority of separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended, as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at fair value, and the investment risks associated with fair value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The investment risks associated with fair value changes of the separate account are borne entirely by the contract owners except in cases where minimum guarantees exist. Income and gains and losses with respect to the assets in the separate accounts supporting modified guaranteed annuity contracts are included in the Company’s statements of operations as a component of net transfers from separate accounts.

17

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Separate account assets and liabilities reported in the accompanying financial statements consist of two types: non-indexed guaranteed and nonguaranteed. Non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than the guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Non-indexed guaranteed separate account assets and liabilities are carried at amortized cost.

The non-guaranteed separate account assets and liabilities represent group annuity funds segregated by the Company for the benefit of contract owners. The assets and liabilities of the nonguaranteed separate accounts are carried at fair value.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are calculated by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

Surrender values are not promised in excess of the legally computed reserves. For annual premium variable life insurance there is an extra premium charged to the policyholder before the premium is transferred to the Separate Accounts. An additional reserve for this policy is held in the General Account that is a multiple of the reserve that would otherwise be held.

In accordance with SSAP No. 51R, Life Contracts, and No. 54R, Individual and Group Accident and Health Contracts, the Company reports the amount of insurance, if any, for which the gross premiums are less than the net premiums according to the valuation standards and any related premium deficiency reserve established. Anticipated investment income is included as a factor in the health contract premium deficiency calculation.

For GAAP, policy reserves are calculated based on estimated expected experience or actual account balances.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

18

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Deposit-Type Contracts

Deposit- type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include guaranteed investment contracts (GICs), funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statements of operations. Interest on these policies is reflected in other benefits.

Premiums and Annuity Considerations

Revenues for life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

19

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the assets and liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes

The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes. Unlike GAAP, SSAP No. 101 does not consider state income taxes in the measurement of deferred taxes. SSAP No. 101 also requires additional testing to measure gross deferred tax assets. The additional testing limits gross deferred tax asset admission to 1) the amount of federal income taxes paid in prior years recoverable through hypothetical loss carrybacks of existing temporary differences expected to reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of remaining gross deferred tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities after considering character (i.e. ordinary versus capital) and reversal patterns. The Company’s reported net deferred tax asset or liability is the sum of gross deferred tax assets admitted through this three part test plus the sum of all deferred tax liabilities.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired

Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment- type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC SAP.

20

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Subsidiaries and Affiliated Companies

Investments in subsidiaries, controlled and affiliated companies (SCA) are stated in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities.

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Nonadmitted Assets

Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that they are not impaired.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less and money market mutual funds. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

3. Accounting Changes

The Company’s policy is to disclose as recent accounting pronouncements the adopted accounting guidance with a current year effective date that has been classified by the NAIC as a substantive change, as well as items classified as nonsubstantive changes that have had a material impact on the financial position or results of operations of the Company.

Recent Accounting Pronouncements

Effective January 1, 2019, the NAIC adopted revisions to SSAP No. 30, Unaffiliated Common Stock, which updated the definition of common stock to include Securities and Exchange Commission (SEC) registered closed -end funds and unit investment trusts. The adoption of this guidance did not impact the financial position or results of operations of the Company.

21

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Revision to Prior Years

During 2019, the Company identified errors in prior year financial statements for which the Company has determined it appropriate to revise. The Company assessed the materiality of these revisions and concluded these revisions are not material to the December 31, 2018 and 2017 financial statements as a whole. The following tables show the impact of the revision:

	Year Ended December 31, 2018
	As Reported	Adjustment	As Revised
Balance Sheets
Securities lending reinvested collateral assets	$308,971	$11,000	$319,971

Total cash and invested assets	$8,269,016	$11,000	$8,280,016

Total admitted assets	$29,480,572	$11,000	$29,491,572
Payable for collateral under securities loaned and other transactions	$370,115	$11,000	$381,115

Total liabilities	$28,390,062	$11,000	$28,401,062

Total liabilities and capital and surplus	$29,480,572	$11,000	$29,491,572

Statements of Operations
Revenues
Premiums and other considerations	$5,753,819	$(551,350)	$5,202,469
Net investment income	350,635	(3,400)	347,235
Fee revenue and other income	313,223	10,700	323,923

Total revenue	$6,417,677	$(544,050)	$5,873,627
Benefits and expenses
Surrender benefits	$8,728,023	$(578,919)	$8,149,104
Net transfers to (from) separate accounts	(2,925,304)	33,369	(2,891,935)

Total benefits and expenses	$6,175,872	$(545,550)	$5,630,322

Gain (loss) from operations before dividends and federal income taxes	241,805	1,500	243,305

Federal income tax expense	9,990	1,029	11,019

Net gain (loss) from operations	231,815	471	232,286
Net realized capital gains (losses), after tax and amounts transferred to interest maintenance reserve	(31,376)	1,200	(30,176)

Net income (loss)	$200,439	$1,671	$202,110

Statements of Changes in Capital and Surplus
Net income (loss)	$200,439	$1,671	$202,110
Other changes—net	$2,538	$(1,671)	$867

Balance at December 31, 2018	$1,090,510	$—	$1,090,510

22

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Statements of Cash Flows
Operating activities
Premiums and annuity considerations	$5,755,088	$(551,350)	$5,203,738
Other income	296,360	5,800	302,160
Benefit and loss related payments	(8,962,274)	578,919	(8,383,355)
Net transfers from separate accounts	2,944,723	(33,369)	2,911,354

Net cash provided by (used in) operating activities	$108,638	$—	$108,638
Investing activities
Costs of investments acquired	$(1,368,882)	$11,000	$(1,357,882)

Net cash provided by (used in) investing activities	$190,844	$11,000	$201,844
Financing activities
Net change in payable for collateral under securities lending and other transactions	$(95,951)	$(11,000)	$(106,951)

Net cash provided by (used in) financing activities	$(503,380)	$(11,000)	$(514,380)
Net increase (decrease) in cash, cash equivalents and short-term investments	(203,898)	—	(203,898)
Cash, cash equivalents and short-term investments:
Beginning of year	534,488	—	534,488

End of year	$330,590	$—	$330,590

23

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31, 2017
	As Reported	Adjustment	As Revised
Statements of Operations
Revenues
Premiums and other considerations	$5,158,586	$(424,657)	$4,733,929
Fee revenue and other income	353,437	650	354,087

Total revenue	$5,883,757	$(424,007)	$5,459,750
Benefits and expenses
Surrender benefits	$5,956,797	$(452,430)	$5,504,367
Net transfers to (from) separate accounts	(452,272)	28,423	(423,849)

Total benefits and expenses	$5,627,188	$(424,007)	$5,203,181
Gain (loss) from operations before dividends and federal income taxes	256,569	—	256,569

Net gain (loss) from operations	229,597	—	229,597

Net income (loss)	$158,658	$—	$158,658

Statements of Cash Flows
Operating activities
Premiums and annuity considerations	$5,492,906	$(424,657)	$5,068,249
Other income	305,144	650	305,794
Benefit and loss related payments	(6,221,578)	452,430	(5,769,148)
Net transfers from separate accounts	614,907	(28,423)	586,484

Net cash provided by (used in) operating activities	$310,051	$—	$310,051
Net increase (decrease) in cash, cash equivalents and short-term investments	113,573	—	113,573
Cash, cash equivalents and short-term investments:
Beginning of year	420,915	—	420,915

End of year	$534,488	$—	$534,488

Management has determined that the amounts primarily relate to misclassifications of balances within the statements of operations and cash flows for the years ended December 31, 2018 and 2017 related to accounting for retirement plan cash flows and other cash flow presentation reclassifications. This error resulted in offsetting misstatements to premiums and other considerations, fee revenue and other income, net transfers to (from) separate accounts and surrender benefits and corresponding offsetting misstatements within the cash provided by (used in) operating activities and cash provided by (used in) financing and miscellaneous activities. The retirement plan misclassifications had no impact to the Company’s net income or capital and surplus in the prior years.

In addition, Management reclassified certain prior year out of period adjustments from net income to capital and surplus per SSAP No. 03, Accounting changes and corrections of errors.

Reclassifications

Certain amounts in prior year financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation.

24

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third -party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

25

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

26

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third- party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Real Estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The fair value of futures and forwards are based upon the latest quoted market price and spot rates at the balance sheet date. The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps are based on pricing models or formulas using current assumptions. The estimated fair value of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The book value of policy loans is considered to approximate the fair value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short -term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

27

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in investment contract liabilities.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

28

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2019 and 2018, respectively:

	December 31, 2019
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$364,399	$364,385	$229,488	$134,911	$—	$—
Bonds	5,827,509	5,332,758	612,518	5,127,658	87,333	—
Preferred stocks, other than affiliates	4,759	4,552	—	4,759	—	—
Common stocks, other than affiliates	3,763	3,763	1,209	—	2,554	—
Mortgage loans on real estate	1,615,808	1,546,510	—	—	1,615,808	—
Other invested assets	25,776	22,768	—	25,743	33	—
Derivative assets:
Interest rate swaps	108,339	108,339	—	108,339	—	—
Currency swaps	2,883	1,615	—	2,883	—	—
Credit default swaps	7,469	3,751	—	7,469	—	—
Equity swaps	69	69	—	69	—	—
Equity futures	180	180	180	—	—	—
Derivative assets total	118,940	113,954	180	118,760	—	—
Policy loans	130,787	130,787	—	130,787	—	—
Securities lending reinvested collateral	241,364	241,365	5,000	236,364	—	—
Separate account assets	23,535,229	23,516,864	21,367,757	2,167,472	—	—
Liabilities
Investment contract liabilities	4,910,510	4,406,231	—	916	4,909,594	—
Derivative liabilities:
Interest rate swaps	75,773	79,526	—	75,773	—	—
Currency swaps	1,037	2,228	—	1,037	—	—
Credit default swaps	(2,673)	1,315	—	(2,673)	—	—
Equity swaps	14,576	14,576	—	14,576	—	—
Interest rate futures	4,135	4,135	4,135	—	—	—
Equity futures	261	261	261	—	—	—
Derivative liabilities total	93,109	102,041	4,396	88,713	—	—
Dollar repurchase agreements	66,176	66,176	—	66,176	—	—
Payable for securities lending	311,367	311,367	—	311,367	—	—
Payable for derivative cash collateral	60,038	60,038	—	60,038	—	—
Separate account annuity liabilities	23,059,251	23,058,706	—	21,520,881	1,538,370	—

29

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	December 31, 2018
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)
Admitted assets
Cash equivalents and short-term investments,other than affiliates	$224,732	$224,732	$203,002	$21,730	$—	$—
Short-term notes receivable from affiliates	50,000	50,000	—	50,000	—	—
Bonds	5,711,928	5,648,863	543,674	5,057,778	110,476	—
Preferred stocks, other than affiliates	4,291	4,552	—	4,291	—	—
Common stocks, other than affiliates	1,115	1,115	—	—	1,115	—
Mortgage loans on real estate	1,475,938	1,480,920	—	—	1,475,938	—
Other invested assets	21,679	19,230	—	21,580	99	—
Derivative assets:
Interest rate swaps	79,466	79,466	—	79,466	—	—
Currency swaps	4,009	3,425	—	4,009	—	—
Credit default swaps	6,361	5,174	—	6,361	—	—
Equity swaps	15,770	15,770	—	15,770	—	—
Interest rate futures	2,368	2,368	2,368	—	—	—
Equity futures	168	168	168	—	—	—
Derivative assets total	108,142	106,371	2,536	105,606	—	—
Policy loans	130,605	130,605	—	130,605	—	—
Securities lending reinvested collateral	283,720	283,721	—	283,720	—	—
Separate account assets	21,012,397	21,063,892	17,984,612	3,027,785	—	—
Liabilities
Investment contract liabilities	4,752,848	4,701,794	—	3,494	4,749,354	—
Derivative liabilities:
Interest rate swaps	49,615	58,897	—	49,615	—	—
Currency swaps	2,391	1,545	—	2,391	—	—
Credit default swaps	(340)	2,622	—	(340)	—	—
Equity swaps	410	410	—	410	—	—
Interest rate futures	141	141	141	—	—	—
Equity futures	458	458	458	—	—	—
Derivative liabilities total	52,675	64,073	599	52,076	—	—
Payable for securities lending	319,971	319,971	—	319,971	—
Payable for derivative cash collateral	61,144	61,144	—	61,144	—	—
Separate account annuity liabilities	20,647,404	20,651,888	—	18,109,336	2,538,068	—

30

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following tables provides information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2019 and 2018:

	2019
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$2,415	$1,089	$—	$3,504

Total bonds	—	2,415	1,089	—	3,504

Common stock
Industrial and miscellaneous	$1,209	$—	$2,554	$—	$3,763

Total common stock	1,209	—	2,554	—	3,763

Cash equivalents and short-term
Money market mutual funds	$229,488	$—	$—	$—	$229,488

Total short-term investments	229,488	—	—	—	229,488

Securities lending reinvested collateral	5,000	—	—	—	5,000
Derivative assets	180	108,408	—	—	108,588
Separate account assets	21,367,757	511,156	—	—	21,878,913

Total assets	$21,603,634	$621,979	$3,643	$—	$22,229,256

Liabilities:
Derivative liabilities	$4,395	$80,968	$—	$—	$85,363

Total liabilities	$4,395	$80,968	$—	$—	$85,363

	2018
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$3,886	$1,060	$—	$4,946

Total bonds	—	3,886	1,060	—	4,946

Common stock
Industrial and miscellaneous	—	—	1,115	—	1,115

Total common stock	—	—	1,115	—	1,115

Cash equivalents and short-term
Money market mutual funds	203,002	—	—	—	203,002

Total short-term investments	203,002	—	—	—	203,002

Securities lending reinvested collateral	—	—	—	—	—
Derivative assets	2,536	95,237	—	—	97,773
Separate account assets	17,984,612	448,016	—	—	18,432,628

Total assets	$18,190,150	$547,139	$2,175	$—	$18,739,464

Liabilities:
Derivative liabilities	$599	$48,476	$—	$—	$49,075

Total liabilities	$599	$48,476	$—	$—	$49,075

31

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Bonds classified as Level 3 are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

Common stocks classified as Level 3 are comprised primarily of shares in the FHLB of New York, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

The following tables summarize the changes in assets classified as Level 3 for 2019 and 2018:

	Beginning Balance at January 1, 2019	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)
Bonds
Other	$1,060	$1,958	$1,902	$4	$132
Common stock	1,115	—	1,216	(217)	12

Total	$2,175	$1,958	$3,118	$(213)	$144

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2019
Bonds
Other	$38	$—	$—	$201	$1,089
Common stock	1,877	983	—	—	2,554

Total	$1,915	$983	$—	$201	$3,643

(a)	Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

	Beginning Balance at January 1, 2018	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)
Bonds
Other	$1,302	$1,885	$1,891	$6	$(47)
Common stock	—	—	—	—	—
Derivatives	1,364	—	—	(20,149)	(1,364)

Total	$2,666	$1,885	$1,891	$(20,143)	$(1,411)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2018
Bonds
Other	$—	$—	$—	$195	$1,060
Common stock	1,115	—	—	—	1,115
Derivatives	—	—	(2,004)	(18,145)	—

Total	$1,115	$—	$(2,004)	$(17,950)	$2,175

(a)	Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

Nonrecurring fair value measurements

As of December 31, 2019 and 2018, the Company held no property as held for sale.

32

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments

The carrying amounts and estimated fair value of investments in bonds and stocks are as follows:

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2019
Bonds
United States Government and agencies	$474,098	$122,202	$91	$596,209
State, municipal and other government	96,650	14,187	236	110,601
Hybrid securities	89,504	4,007	5,282	88,229
Industrial and miscellaneous	3,649,543	322,781	23,417	3,948,907
Mortgage and other asset-backed securities	1,022,963	62,037	1,437	1,083,563

Total unaffiliated bonds	5,332,758	525,214	30,463	5,827,509
Unaffiliated preferred stocks	4,552	221	14	4,759

	$5,337,310	$525,435	$30,477	$5,832,268

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Unaffiliated common stocks	$3,758	$37	$32	$3,763

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2018
Bonds
United States Government and agencies	$468,344	$66,434	$5,251	$529,527
State, municipal and other government	107,295	7,308	2,112	112,491
Hybrid securities	78,621	1,197	10,624	69,194
Industrial and miscellaneous	3,985,382	97,188	121,758	3,960,812
Mortgage and other asset-backed securities	1,009,221	41,273	10,590	1,039,904

Total unaffiliated bonds	5,648,863	213,400	150,335	5,711,928
Unaffiliated preferred stocks	4,552	45	306	4,291

	$5,653,415	$213,445	$150,641	$5,716,219

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Unaffiliated common stocks	$1,115	$—	$—	$1,115

33

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The carrying amount and estimated fair value of bonds at December 31, 2019, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	2019
December 31:	Carrying Value	Fair Value
Due in one year or less	$276,952	$278,962
Due after one year through five years	1,379,971	1,443,349
Due after five years through ten years	840,362	909,109
Due after ten years	1,812,510	2,112,526

	4,309,795	4,743,946
Mortgage and other asset-backed securities	1,022,963	1,083,563

Total	$5,332,758	$5,827,509

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2019 and 2018 is as follows:

	2019
	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
United States Government and agencies	$235	$2	$1,149	$89
State, municipal and other government	665	236	—	—
Hybrid securities	45,378	5,282	—	—
Industrial and miscellaneous	153,661	18,928	151,220	4,490
Mortgage and other asset-backed securities	18,936	468	89,503	969

Total bonds	218,875	24,916	241,872	5,548

Preferred stocks-unaffiliated	—	—	2,010	14
Common stocks-unaffiliated	—	—	406	32

	$218,875	$24,916	$244,288	$5,594

	2018
	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
United States Government and agencies	$14,262	$1,143	$72,486	$4,108
State, municipal and other government	4,121	513	24,210	1,599
Hybrid securities	14,836	3,374	42,248	7,250
Industrial and miscellaneous	369,353	46,104	1,718,951	75,654
Mortgage and other asset-backed securities	140,189	4,803	291,096	5,787

Total bonds	542,761	55,937	2,148,991	94,398

Preferred stocks-unaffiliated	1,800	224	1,200	82

	$544,561	$56,161	$2,150,191	$94,480

34

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

There were $2,799 loan- backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold during the years ended December 31, 2019. During 2018 and 2017, there were no loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold.

For loan-backed and structured securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield, in 2019, 2018 and 2017 the Company recognized OTTI of $209, $485 and $57, respectively.

The following loan-backed and structured securities were held at December 31, 2019, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
14984WAA8	$2,799	$2,591	$208	$2,591	$2,591	6/30/2019
81744FFD4	1	—	1	—	0	6/30/2019

			$209

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2019 and 2018 is as follows:

	2019		2018
	Losses 12 Months or More	Losses Less Than 12 Months	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31:
The aggregate amount of unrealized losses	$468	$1,089	$4,803	$6,066
The aggregate related fair value of securities with unrealized losses	$18,936	90,592	140,189	295,276

At December 31, 2019 and 2018, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 55 and 138 securities with a carrying amount of $243,791 and $600,722 and an unrealized loss of $24,916 and $56,160. Of this portfolio, 61.2% and 83.0% were investment grade with associated unrealized losses of $9,288 and $38,408, respectively.

At December 31, 2019 and 2018, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 64 and 643 securities with a carrying amount of $249,444 and $ 2,244,673 and an unrealized loss of $5,562 and $94,480. Of this portfolio, 87.7% and 85.1% were investment grade with associated unrealized losses of $3,622 and $68,171, respectively.

35

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2019 and 2018, the Company did not hold any common stocks that have been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2019 for common stocks that have been in a continuous loss position for less than twelve months, the Company held 1 security with a carrying amount of $438 and an unrealized loss of $32. At December 31, 2018, the Company did not hold any common stocks that have been in a continuous loss position for less than twelve months.

The following table provides the number of 5GI securities, aggregate book adjusted carrying value and aggregate fair value by investment type:

	Number of 5GI Securities	Book /Adjusted Carrying Value	Fair Value
December 31, 2019
Bond, amortized cost	2	$3,736	$3,364
Loan-backed and structured securities, amortized cost	2	4,296	4,296

Total	4	$8,032	$7,660
December 31, 2018
Bond, amortized cost	3	$7,782	$8,181
Loan-backed and structured securities, amortized cost	1	2,398	2,398

Total	4	$10,180	$10,579

During 2019 and 2018, the Company sold, redeemed or otherwise disposed of 71 and 64 securities as a result of a callable feature which generated investment income of $4,159 and $4,910 as a result of a prepayment penalty and/or acceleration fee.

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses are reflected in the following table. The amounts exclude maturities and include transfers associated with reinsurance agreements.

	Year Ended December 31
	2019	2018	2017

Proceeds	$1,575,257	$1,047,071	$1,397,425

Gross realized gains	$10,130	$2,342	$44,204
Gross realized losses	(5,942)	(26,053)	(6,295)

Net realized capital gains (losses)	$4,188	$(23,711)	$37,909

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2019, 2018 and 2017 of $10,744, $1,038, and $2,840 respectively.

36

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2019 and 2018, the Company had no recorded investment in restructured securities. There were no capital gains (losses) taken as a direct result of restructures in 2019, 2018 and 2017.

Mortgage Loans

The credit quality of mortgage loans by type of property for the years ended December 31, 2019 and 2018 was as follows:

December 31, 2019

	Farm	Commercial	Total

AAA - AA	$—	$847,516	$847,516
A	9,890	642,006	651,896
BBB	—	43,190	43,190
BB	—	3,908	3,908

	$9,890	$1,536,620	$1,546,510

December 31, 2018

	Farm	Commercial	Total
AAA - AA	$—	$742,293	$742,293
A	10,000	675,425	685,425
BBB	—	49,256	49,256
BB	—	3,946	3,946

	$10,000	$1,470,920	$1,480,920

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2019 the Company issued mortgage loans with a maximum interest rate of 5.35% and a minimum interest rate of 3.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2019 at the time of origination or acquisitions was 70%. During 2018 the Company issued mortgage loans with a maximum interest rate of 5.54%, and a minimum interest rate of 4.02% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2018 at the time of origination was 74%.

37

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

During 2019 and 2018, the Company did not reduce the interest rate on any outstanding mortgage loan. During 2019 and 2018, the Company issued no farm mortgage loans.

The age analysis of mortgage loans and identification in which the Company is a participant or co-lender in a mortgage loan agreement is as follows for December 31, 2019 and 2018.

Commercial
December 31, 2019	Farm	Insured	All Other	Total
Recorded Investment (All)
(a) Current	$9,890	$—	$1,536,620	$1,546,510
(b) 30-59 Days Past Due	—	—	—	—
(c) 60-89 Days Past Due	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—
Participant or Co-lender in Mortgage Loan Agreement
(a) Recorded Investment	$9,890	$—	$617,094	$626,984

Commercial
December 31, 2018	Farm	Insured	All Other	Total
Recorded Investment (All)
(a) Current	$10,000	$—	$1,470,920	$1,480,920
(b) 30-59 Days Past Due	—	—	—	—
(c) 60-89 Days Past Due	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—
Participant or Co-lender in Mortgage Loan Agreement
(a) Recorded Investment	$10,000	$—	$590,536	$600,536

There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2019 and 2018, respectively, that were subject to participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loans.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis.

No mortgage loan foreclosures occurred during 2019, 2018 and 2017. At December 31, 2019 and 2018, the Company held a mortgage loan loss reserve in the AVR of $16,524 and $14,587, respectively.

38

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2019	2018		2019	2018
South Atlantic	26%	26%	Apartment	49%	53%
Pacific	25	24	Retail	18	16
Middle Atlantic	14	12	Industrial	15	14
Mountain	9	10	Office	11	10
E. North Central	8	8	Other	3	3
W. South Central	7	8	Medical	3	3
W. North Central	6	7	Agricultural	1	1
E. South Central	4	4
New England	1	1

Real Estate

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information.

During 2019, no properties were disposed of and there were no impairment losses recorded.

An impairment loss of $2,426 was taken on a property during the third quarter of 2018 to write the book value down to the current fair value. This impairment loss was included in net realized capital gains (losses) within the summary of operations. The Company subsequently disposed of the property during the fourth quarter of 2018, resulting in a realized loss of $1,205.

During 2017, no properties were disposed of and there were no impairment losses recorded.

Other Invested Assets

During 2019, 2018 and 2017, the Company recognized no impairment write downs for its investments in joint ventures and limited partnerships.

Tax Credits

At December 31, 2019, the Company had ownership interest in nine LIHTC investments with a carrying value of $85,230. The remaining years of unexpired tax credits ranged from five to ten and the properties were not subject to regulatory review. The length of time remaining for the holding periods ranged from one to fifteen years. The amount of contingent equity commitments expected to be paid during the years 2020 to 2022 is $104,437. Tax credits recognized in 2019 were $ 25,461, and other tax benefits recognized in 2019 were $5,256. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

39

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2018, the Company had ownership interest in ten LIHTC investments with a carrying value of $ 63,256. The remaining years of unexpired tax credits ranged from six to eleven and the properties were not subject to regulatory review. The length of time remaining for the holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2019 to 2023 is $149,810. Tax credits recognized in 2018 were $ 16,993, and other tax benefits recognized in 2018 were $5,163. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The Company did not have any non-transferable state tax credits.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, 2019 and 2018 was as follows:

	2019	2018

Fair value—positive	$121,858	$110,369
Fair value—negative	(96,025)	(54,903)

For the years ended December 31, 2019, 2018 and 2017, the Company recorded unrealized gains (losses) of $23,225, $48,698 and $29,880, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss). The Company did not recognize any unrealized gains or losses during 2019, 2018 or 2017 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

Summary of realized gains (losses) by derivative type for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017

Swaps:
Interest rate	$316	$(25,855)	$(15,334)
Credit	(321)	(1,240)	—
Total return	(42,233)	(6,871)	(70,474)

Total swaps	$(42,238)	$(33,966)	$(85,808)

Futures—net positions	66,497	(3,690)	13,675
Lehman settlements	13	47	104

Total realized gains (losses)	$24,272	$(37,609)	$(72,029)

40

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The average estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2019 and 2018:

	Asset(1)		Liability(1)
	2019	2018	2019	2018
Derivative component of RSATs
Credit default swaps	$7,281	$7,726	$(2,122)	$(1,590)
Interest rate swaps	—	—	—	—

(1)	Asset and liability classification is based on the positive (asset) or negative (liability) book/adjusted carrying value of each derivative.

The estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2019 and 2018:

	Asset(1)		Liability(1)
	2019	2018	2019	2018
Derivative component of RSATs
Credit default swaps	$7,469	$6,361	$(2,673)	$(340)
Interest rate swaps	—	—	—	—

Total	$7,469	$6,361	$(2,673)	$(340)

(1)	Asset and liability classification is based on the positive (asset) or negative (liability) book/adjusted carrying value of each derivative.

The net realized gains (losses) on the derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
Derivative component of RSATs
Credit default swaps	$(321)	$(1,240)	$—
Interest rate swaps	—	—	—

Total	$(321)	$(1,240)	$—

As stated in Note 1, the Company replicates investment grade corporate bonds and sovereign debt by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, a payment equal to the notional amount of the contract, less any potential recoveries as determined by the underlying agreement, will be made by the Company to the counterparty to the swap.

41

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following tables present the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2019 and 2018:

		2019
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1
Single name credit default swaps (3)		$1,560	$114,800	1.5
Credit default swaps referencing indices		13	20,000	41.7

Subtotal		1,573	134,800	7.5

BBB	2
Single name credit default swaps (3)		5,869	244,105	2.1
Credit default swaps referencing indices		2,707	124,500	3.3

Subtotal		8,576	368,605	2.5

BB	3
Single name credit default swaps (3)		(6)	6,650	0.7

Subtotal		(6)	6,650	0.7

Total		$10,143	$510,055	3.8

(1)

The rating agency designations are based on availablity and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.
(3)	Includes corporate, foreign governement and state entities.

42

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

		2018
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1
Single name credit default swaps (3)		$1,849	$121,465	2.5

Subtotal		1,849	121,465	2.5

BBB	2
Single name credit default swaps (3)		4,555	272,440	2.9
Credit default swaps referencing indices		811	99,000	3.5

Subtotal		5,366	371,440	3.0

BB	3
Single name credit default swaps (3)		(28)	13,050	1.2

Subtotal		(28)	13,050	1.2

B	4
Single name credit default swaps (3)		(487)	2,500	3.5

Subtotal		(487)	2,500	3.5

Total		$6,700	$508,455	2.9

(1)

The rating agency designations are based on availablity and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.
(3)	Includes corporate, foreign governement and state entities.

The Company may enter into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. At December 31, 2019, the maximum amounts of potential future recoveries available to offset the $510,055 from the table above was $0.

43

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2019 and 2018, the Company’s outstanding derivative instruments, shown in notional or contract amounts and fair value, are summarized as follows:

	Contract or Notional Amount*		Fair Value
	2019	2018	2019	2018
Derivative assets:
Credit default swaps	$261,500	$271,000	$7,469	$6,361
Currency swaps	19,757	46,958	2,883	4,009
Equity futures	—	—	180	168
Equity swaps	2,593	259,244	69	15,770
Interest rate futures	—	4	—	2,368
Interest rate swaps	2,100,050	1,735,499	108,340	79,466
Derivative liabilities:
Credit default swaps	248,555	237,455	(2,673)	(340)
Currency swaps	68,247	31,607	1,037	2,391
Equity futures	—	—	261	458
Equity swaps	329,736	4,229	14,576	410
Interest rate futures	7	—	4,135	141
Interest rate swaps	1,402,069	1,463,319	75,773	49,615

*	Futures are presented in contract format. Swaps and options are presented in notional format.

Restricted Assets

The following tables show the pledged or restricted assets as of December 31, 2019 and 2018, respectively:

	Gross Restricted (Admitted & Nonadmitted) 2019
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total
Collateral held under security lending agreements	$311,367	$—	$—	$—	$311,367
Subject to dollar repurchase agreements	66,227	—	—	—	66,227
FHLB capital stock	2,554	—	—	—	2,554
On deposit with states	2,854	—	—	—	2,854
Pledged as collateral not captured in other categories	58,995	—	—	—	58,995

Total Restricted Assets	$441,997	$—	$—	$—	$441,997

	Gross (Admitted & Nonadmitted) Restricted				Percentage
Restricted Asset Category	Total From Prior Year (2018)	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$319,246	$(7,879)	$—	$311,367	0.97%	0.98%
Subject to dollar repurchase agreements	—	66,227	—	66,227	0.21%	0.21%
FHLB capital stock	1,115	1,439	—	2,554	0.01%	0.01%
On deposit with states	2,910	(56)	—	2,854	0.01%	0.01%
Pledged as collateral not captured in other categories	59,054	(59)	—	58,995	0.18%	0.18%

Total Restricted Assets	$382,325	$59,672	$—	$441,997	1.38%	1.39%

44

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following table shows the pledged or restricted assets in other categories as of December 31, 2019 and 2018, respectively:

	Gross (Admitted & Nonadmitted) Restricted 2019
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total
Derivatives	$58,995	$—	$—	$—	$58,995

Total	$58,995	$—	$—	$—	$58,995

	Gross (Admitted & Nonadmitted) Restricted			Percentage
Description of Assets	Total From Prior Year (2018)	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivatives	$59,054	$(59)	$58,995	0.18%	0.18%

Total	$59,054	$(59)	$58,995	0.18%	0.18%

The following tables show the collateral received and reflected as assets within the financial statements as of December 31, 2019 and 2018:

December 31, 2019

Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets
Cash	$124,968	$124,968	1.48%	1.49%
Securities lending collateral assets	311,367	311,367	3.69	3.71
Other	1,246	1,246	0.01	0.01

Total collateral assets	$437,581	$437,581	5.18%	5.21%

	Amount	% of Liability to Total Liabilities
	$437,753	5.95%
Recognized Obligation to return collateral asset

45

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

December 31, 2018

Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets
Cash	$60,144	$60,144	0.71%	0.71
Securities lending collateral assets	319,971	319,971	3.78	3.80
Other	1,000	1,000	0.01	0.01

Total	$381,115	$381,115	4.50%	4.53

	Amount	% of Liability to Total Liabilities
Recognized Obligation to return collateral asset	$381,115	5.21%

Net Investment Income

Detail of net investment income is presented below:

	Year Ended December 31
	2019	2018	2017

Income:
Bonds	$258,609	$269,581	$289,465
Preferred stocks	274	243	200
Common stocks	102	—	—
Mortgage loans on real estate	66,761	58,296	56,300
Policy loans	7,708	7,631	6,910
Cash, cash equivalents and short-term investments	7,289	5,267	4,581
Derivatives	23,152	23,075	22,232
Other invested assets	(4,446)	(5,079)	4,140

Gross investment income	359,449	359,014	383,828
Less: investment expenses	19,742	19,356	23,021

Net investment income before amortization of IMR	339,707	339,658	360,807
Amortization of IMR	4,630	7,577	10,927

Net investment income	$344,337	$347,235	$371,734

46

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Realized Capital Gains (Losses)

Net realized capital gains (losses) on investments, including OTTI, are summarized below:

	Realized Year Ended December 31
	2019	2018	2017
Bonds	$(6,556)	$(21,349)	$35,069
Common stocks	(216)	—	(63)
Mortgage loans on real estate	—	(54)	968
Real estate	—	(3,631)	—
Cash, cash equivalents and short-term investments	8	(18)	(12)
Derivatives	24,259	(37,656)	(72,133)
Other invested assets	4,207	8,386	6,744

Change in realized capital gains (losses), before taxes	21,702	(54,322)	(29,427)
Federal income tax effect	(1,772)	7,004	(13,315)
Transfer from (to) interest maintenance reserve	(2,735)	17,142	(28,197)

Net realized capital gains (losses) on investments	$17,195	$(30,176)	$(70,939)

Unrealized Capital Gains (Losses)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized
	Year Ended December 31
	2019	2018	2017
Bonds	$6,029	$(3,714)	$7,788
Common stocks	5	—	—
Affiliated entities	(92)	634	(182)
Cash equivalents and short-term investments	8	14	(11)
Derivatives	(30,264)	20,814	33,650
Other invested assets	5,453	(4,918)	5,015

Change in unrealized capital gains (losses), before taxes	(18,861)	12,830	46,260
Taxes on unrealized capital gains (losses)	(513)	559	(2,210)

Change in unrealized capital gains (losses), net of tax	$(19,374)	$13,389	$44,050

47

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life premium and annuity considerations, net of reinsurance, at December 31, 2019 and 2018 were as follows:

	2019		2018
	Gross	Net of Loading	Gross	Net of Loading
Life and annuity:
Ordinary first-year business	$162	$22	$116	$20
Ordinary renewal business	4,670	3,906	4,710	3,898
Group life direct business	213	152	235	170
Credit direct business	8	8	20	20

	$5,053	$4,088	$5,081	$4,108

7. Policy and Contract Attributes

Insurance Liabilities

Policy reserves, deposit-type contracts and policy claims at December 31, 2019 and 2018 were as follows:

	Year Ended December 31
	2019	2018
Life insurance reserves	$1,307,541	$1,195,740
Annuity reserves and supplementary contracts with life contingencies	4,924,134	5,236,604
Accident and health reserves (including long term care)	261,687	207,230

Total policy reserves	$6,493,362	$6,639,574

Deposit-type contracts	29,577	29,504
Policy claims	29,249	41,237

Total policy reserves, deposit-type contracts and claim liabilities	$6,552,188	$6,710,315

Life Insurance Reserves

The aggregate policy reserves for life insurance policies are based upon the 1941, 1958, 1980, 2001 and 2017 Commissioner’s Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 7.25 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

48

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

As of December 31, 2019 and 2018, the Company had insurance in force aggregating $7,461,830 and $6,838,334, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the NYDFS. The Company established policy reserves of $1,049,584 and $1,758,084 to cover these deficiencies as of December 31, 2019 and 2018, respectively.

The Company does not issue participating life insurance policies.

Annuity Reserves and Supplementary Contracts Involving Life Contingencies

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest.

Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.00 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include GICs and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications of Insurance or Managed Care Contracts. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Actuarial Guideline XLIII (AG 43). AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) amount, but not less than the standard scenario amount (SSA).

49

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

To determine the CTE amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) and the Society of Actuaries and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

Accident and Health Liabilities

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

At December 31, 2019 and 2018, the Company had no premium deficiency reserve related to accident and health policies.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2019
2019	$—	$48,863	$33,089	15,774
2018 and prior	31,676	(7,829)	19,549	4,298

	31,676	$41,034	$52,638	20,072

Active life reserve	$196,895			$255,224

Total accident and health reserves	$228,571			$275,296

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2018
2018	$—	$63,281	$37,443	$25,838
2017 and prior	33,072	(4,909)	22,325	5,838

	33,072	$58,372	$59,768	31,676

Active life reserve	$196,199			$196,895

Total accident and health reserves	$229,271			$228,571

50

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company’s unpaid claims reserve was decreased by $7,829 and $4,909 for the years ended December 31, 2019 and 2018, respectively, for health claims that were incurred prior to those balance sheet dates. The change in 2019 and 2018 resulted primarily from variances in the estimated frequency of claims and claim severity.

Activity in the liability for unpaid claims adjustment expense is summarized as follows:

	Liability Beginning of Year	Incurred	Paid	Liability End of Year
Year ended December 31, 2019
2019	$—	$510	$356	$154
2018 and prior	647	(318)	287	42

	$647	$192	$643	$196

Year ended December 31, 2018
2018	$—	$818	$290	$528
2017 and prior	629	(262)	248	119

	$629	$556	$538	$647

The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2019.

Deposit-type Contracts

Tabular interest on funds not involving life contingencies has been determined primarily by formula.

51

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity, deposit fund and life products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2019
Individual Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$—	$23,111	$—	$23,111	1%
At book value less surrender charge of 5% or more	20,692	—	—	20,692	1
At fair value	14,840	—	4,807,481	4,822,321	82

Total with adjustment or at fair value	35,532	23,111	4,807,481	4,866,124	84
At book value without adjustment (minimal or no charge or adjustment)	796,656	—	—	796,656	14
Not subject to discretionary withdrawal provision	128,893	—	5,493	134,386	2

Total individual annuity reserves	961,081	23,111	4,812,974	5,797,166	100%

Less reinsurance ceded	146	—	—	146

Net individual annuity reserves	$960,935	$23,111	$4,812,974	$5,797,020

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	—	—	—	—

	December 31 2019
Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$695,382	$26,578	$—	$721,960	3%
At book value less surrender charge of 5% or more	676,550	—	—	676,550	3
At fair value	3	346,312	15,569,485	15,915,800	72

Total with adjustment or at fair value	1,371,935	372,890	15,569,485	17,314,310	78
At book value without adjustment (minimal or no charge or adjustment)	2,053,227	66,718	—	2,119,945	10
Not subject to discretionary withdrawal provision	528,414	1,098,217	1,115,244	2,741,875	12

Total group annuity reserves	3,953,576	1,537,825	16,684,729	22,176,130	100%

Less reinsurance ceded	38	—	—	38

Net group annuity reserves	$3,953,538	$1,537,825	$16,684,729	$22,176,092

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	—	—	—	—

52

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	December 31 2019
Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$—	$—	$—	$—	0%
At book value less surrender charge of 5% or more	—	—	—	—	0
At fair value	—	—	—	—	0

Total with adjustment or at fair value	—	—	—	—	0
At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	0
Not subject to discretionary withdrawal provision	26,318	—	67	26,385	100

Total deposit-type contracts	26,318	—	67	26,385	100%

Less reinsurance ceded	—	—	—	—

Net deposit-type contracts	$26,318	$—	$67	$26,385

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	—	—	—	—

Reconcililation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$4,866,303
Exhibit 5, Supp contracts with life contingencies section, total (net)	44,911
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	29,577

Subtotal	4,940,791
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	23,052,159
Exhibit 3, Supp contracts with life contingencies section, total	6,480
Policyholder dividend and coupon accumulations	—
Policyholder premiums	—
Guaranteed interest contracts	—
Other contract deposit funds	67

Subtotal	23,058,706

Combined total	$27,999,497

53

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	December 31 2018
Individual Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$—	$25,101	$—	$25,101	1%
At book value less surrender charge of 5% or more	9,932	—	—	9,932	1
At fair value	21,020	—	4,153,346	4,174,366	80

Total with adjustment or at fair value	30,952	25,101	4,153,346	4,209,399	82
At book value without adjustment (minimal or no charge or adjustment)	884,224	—	—	884,224	16
Not subject to discretionary withdrawal provision	84,389	—	4,423	88,812	2

Total individual annuity reserves	999,565	25,101	4,157,769	5,182,435	100%

Less reinsurance ceded	271	—	—	271

Net individual annuity reserves	$999,294	$25,101	$4,157,769	$5,182,164

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	—	—	—	—

	December 31 2018
Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$688,335	$50,908	$—	$739,243	4%
At book value less surrender charge of 5% or more	777,508	31,986	—	809,494	4
At fair value	2	380,808	12,811,582	13,192,392	63

Total with adjustment or at fair value	1,465,845	463,702	12,811,582	14,741,129	71
At book value without adjustment (minimal or no charge or adjustment)	2,207,009	44,431	—	2,251,440	11
Not subject to discretionary withdrawal provision	552,779	2,034,396	1,114,874	3,702,049	18

Total group annuity reserves	4,225,633	2,542,529	13,926,456	20,694,618	100%

Less reinsurance ceded	85	—	—	85

Net group annuity reserves	$4,225,548	$2,542,529	$13,926,456	$20,694,533

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	—	—	—	—

54

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	December 31 2018
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Deposit-type contracts (no life contingencies):
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$—	$—	$—	$—	0%
At book value less surrender charge of 5% or more	—	—	—	—	0
At fair value	—	—	—	—	0

Total with adjustment or at fair value	—	—	—	—	0
At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	0
Not subject to discretionary withdrawal provision	23,571	—	33	23,604	100

Total deposit-type contracts	23,571	—	33	23,604	100%

Less reinsurance ceded	—	—	—	—

Net deposit-type contracts	$23,571	$—	$33	$23,604

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	—	—	—	—

Amount
Reconcililation to the Annual Statement:
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$5,179,432
Exhibit 5, Supp contracts with life contingencies section, total (net)	39,172
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	29,504

Subtotal	5,248,108
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	20,647,130
Exhibit 3, Supp contracts with life contingencies section, total	5,030
Policyholder dividend and coupon accumulations	—
Policyholder premiums	—
Guaranteed interest contracts	—
Other contract deposit funds	33

Subtotal	20,652,193

Combined total	$25,900,301

55

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The amount of reserves on life products by withdrawal characteristics is summarized as follows:

	December 31 2019
	General Account			Separate Account - Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$416	$879	$1,932	$—	$—	$—
Universal Life	601,932	558,768	626,439	—	—	—
Universal Life with Secondary Guarantees	42,675	44,427	115,118	—	—	—
Indexed Universal Life with Secondary guarantees	284,726	205,484	265,375	—	—	—
Other Permanent Cash Value Life	25,460	64,803	81,816	—	—	—
insurance
Variable Universal Life	20,066	19,320	62,774	126,374	124,008	270,165
Not Subject to discretionary withdrawal or no cash values
Term Policies without Cash Value	—	—	255,648	—	—	—
Accidental Death Benefits	—	—	697	—	—	—
Disability—Active Lives	—	—	1,414	—	—	—
Disability—Disabled Lives	—	—	3,377	—	—	—
Miscellaneous Reserves	—	—	92,678	—	—	—

Total (gross)	975,275	893,681	1,507,268	126,374	124,008	270,165
Reinsurance Ceded	163,531	163,531	199,727	—	—	—

Total (net)	$811,744	$730,150	$1,307,541	$126,374	$124,008	$270,165

Amount
Reconciliation to the Annual Statement:
Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$1,209,682
Exhibit 5, Accidental death benefits section total (net)	697
Exhibit 5, Disability—active lives section, total (net)	1,370
Exhibit 5, Disability—disabled lives section, total (net)	3,114
Exhibit 5, Miscellaneous reserves section, total (net)	105,598

Subtotal	1,320,461
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	270,165

Subtotal	270,165

Combined total	$1,590,626

56

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	December 31 2018
	General Account			Separate Account - Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$506	$1,265	$—	$—	$—
Universal Life	587,001	542,521	601,476	—	—	—
Universal Life with Secondary Guarantees	45,671	45,191	114,460	—	—	—
Indexed Universal Life with Secondary guarantees	239,279	164,683	217,485	—	—	—
Other Permanent Cash Value Life insurance	23,478	65,125	84,040	—	—	—
Variable Universal Life	19,197	18,290	66,095	103,915	100,823	229,388
Not Subject to discretionary withdrawal or no cash values
Term Policies without Cash Value	—	—	239,716	—	—	—
Accidental Death Benefits	—	—	764	—	—	—
Disability—Active Lives	—	—	1,273	—	—	—
Disability—Disabled Lives	—	—	3,371	—	—	—
Miscellaneous Reserves	—	—	61,939	—	—	—

Total (gross)	914,626	836,316	1,391,884	103,915	100,823	229,388
Reinsurance Ceded	160,123	160,123	196,448	—	—	—

Total (net)	$754,503	$676,193	$1,195,436	$103,915	$100,823	$229,388

Amount
Reconciliation to the Annual Statement:
Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$1,128,443
Exhibit 5, Accidental death benefits section total (net)	764
Exhibit 5, Disability—active lives section, total (net)	1,230
Exhibit 5, Disability—disabled lives section, total (net)	3,106
Exhibit 5, Miscellaneous reserves section, total (net)	80,197

Subtotal	1,213,740
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	229,388

Subtotal	229,388

Combined total	$1,443,128

57

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Separate Accounts

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2019, 2018 and 2017 is as follows:

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2019	$419,863	$3,964,987	$4,384,850

Reserves for separate acccounts as of December 31, 2019 with assets at:
Fair Value	$—	$21,767,934	$21,767,934
Amortized Cost	1,560,936	—	1,560,936

Total as of December 31, 2019	$1,560,936	$21,767,934	$23,328,870

Reserves for separate accounts by withdrawal characteristics as of December 31, 2019:
With MV adjustment	$49,689	$—	$49,689
At book value without fair value adjustment and with current surrender charge of 5% or more
At fair value	346,312	20,647,131	20,993,443
At book value without fair value adjustment and with current surrender charge of less than 5%	66,718	—	66,718

Subtotal	462,719	20,647,131	21,109,850
Not subject to discretionary withdrawal	1,098,217	1,120,803	2,219,020

Total separate account reserves at December 31, 2019	$1,560,936	21,767,934	$23,328,870

58

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2018	$811,589	$3,513,409	$4,324,998

Reserves for separate acccounts as of December 31, 2018 with assets at:
Fair value	$—	$18,313,645	$18,313,645
Amortized cost	2,567,630	—	2,567,630

Total as of December 31, 2018	$2,567,630	$18,313,645	$20,881,275

Reserves for separate accounts by withdrawal characteristics as of December 31, 2018:
With MV adjustment	$76,009	$—	$76,009
At book value without fair value adjustment and with current surrender charge of 5% or more	31,986	—	31,986
At fair value	380,808	17,194,315	17,575,123
At book value without fair value adjustment and with current surrender charge of less than 5%	44,431	—	44,431

Subtotal	533,234	17,194,315	17,727,549
Not subject to discretionary withdrawal	2,034,396	1,119,330	3,153,726

Total separate account reserves at December 31, 2018	$2,567,630	$18,313,645	$20,881,275

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2017	$1,110,527	$3,207,407	$4,317,934

Reserves for separate acccounts as of December 31, 2017 with assets at:
Fair value	$—	$20,362,611	$20,362,611
Amortized cost	4,716,009	—	4,716,009

Total as of December 31, 2017	$4,716,009	$20,362,611	$25,078,620

Reserves for separate accounts by withdrawal characteristics as of December 31, 2017:
With MV adjustment	$80,616	$—	$80,616
At book value without fair value adjustment and with current surrender charge of 5% or more	33,559	—	33,559
At fair value	366,460	19,160,356	19,526,816
At book value without fair value adjustment and with current surrender charge of less than 5%	46,613	—	46,613

Subtotal	527,248	19,160,356	19,687,604
Not subject to discretionary withdrawal	4,188,761	1,202,255	5,391,016

Total separate account reserves at December 31, 2017	$4,716,009	$20,362,611	$25,078,620

59

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2019	2018	2017
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$4,584,792	$4,533,285	$4,478,824
Transfers from separate accounts	(5,789,391)	(7,439,380)	(4,912,589)

Net transfers to separate accounts	(1,204,599)	(2,906,095)	(433,765)
Miscellaneous reconciling adjustments	3,689	14,160	9,916

Net transfers as reported in the summary of operations of the life, accident and health annual statement	$(1,200,910)	$(2,891,935)	$(423,849)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. The separate account assets legally insulated from general account claims at December 31, 2019 and 2018 are attributed to the following products:

	2019	2018

Variable life	$147,403	$234,854
Variable universal life	126,374	—
Variable annuities	5,167,668	4,486,780
Group annuities	13,336,993	10,821,405
Registered market value separate accounts	755,366	669,531
Non-registered market value separate accounts	900,551	778,969
Par annuities	1,442,972	1,440,469
Registered market value annuity product—SPL	2,499	2,032
Book value separate accounts	1,620,081	2,609,935

Total separate account assets	$23,499,907	$21,043,975

At December 31, 2019 and 2018, the Company held separate account assets not legally insulated from the general account in the amount of $24,081 and $25,895, respectively, related to variable annuity products.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account paid risk charges of $50,669, $50,888, $48,314, $46,668, and $42,677 to the general account in 2019, 2018, 2017, 2016, and 2015, respectively. During the years ended December 31, 2019, 2018, 2017, 2016, and 2015 the general account of the Company had paid $827, $615, $1,009, $1,627, and $1,671 respectively, toward separate account guarantees.

60

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2019 and 2018, the Company reported guaranteed separate account assets at amortized cost in the amount of $1,620,081 and $2,609,935, respectively, based upon the prescribed practice granted by the State of New York as described in Note 2. These assets had a fair value of $1,633,649 and $2,558,199 at December 31, 2019 and 2018, respectively, which would have resulted in an unrealized gain/(loss) of $13,568 and ($51,735), respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

8. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums and annuity considerations include the following reinsurance amounts:

	Year Ended December 31
	2019	2018	2017
Direct premiums	$5,332,515	$5,218,708	$5,079,996
Reinsurance assumed—non affiliates	362,489	446,450	520,633
Reinsurance assumed—affiliates	17	18	34
Reinsurance ceded—non affiliates	(243,336)	(300,323)	(668,328)
Reinsurance ceded—affiliates	(145,732)	(162,384)	(198,406)

Net premiums earned	$5,305,953	$5,202,469	$4,733,929

61

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company received reinsurance recoveries in the amounts of $418,025, $390,435 and $491,641 during 2019, 2018 and 2017, respectively. At December 31, 2019 and 2018, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $185,454 and $209,583, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2019 and 2018 of $3,088,694 and $4,117,520, respectively, of which $1,767,518 and $1,830,363 were ceded to affiliates.

Effective June 29, 2018, the Company and Wilton Re U. S. Holdings, Inc. (Wilton Re) entered into an agreement as to the “Final Net Settlement Statements and Other Matters” (NSS) associated with the reinsurance agreement between the two companies that was effective April 1, 2017. This agreement related to the reinsurance of the payout annuity and Bank Owned Life Insurance/ Corporate Owned Life Insurance business (BOLI/COLI) to Wilton Re. As a result of the mutual concessions between the parties, the Company paid Wilton Re $599. In addition, the Company released a reinsurance receivable in the amount of $23 related to the initial proposed NSS used for closing. The net pretax impact to capital and surplus of these adjustments was $576.

On June 28, 2017, Transamerica completed a transaction to reinsure its payout annuity business and BOLI/COLI. Under the terms of the Master Agreement, the Company entered into a 90% coinsurance reinsurance agreement with Wilton Reassurance Company, with an effective date of April 1, 2017. The Company transferred assets in the amount of $386,087 which included a ceding commission of $26,368, and released policy and deposit- type reserves of $315,651. As a part of the transaction, the Company realized net gains on the assets that were transferred of $39,030. The IMR deferral of the transaction was $25,813. The IMR liability was simultaneously released along with historical deferrals associated with the blocks of business in the amount of $29,374, resulting in a pretax loss of $27,845, which has been included in the statements of operations.

During 2019, 2018 and 2017, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $346,651 ($225,323 after tax), $31,034 ($20,172 after tax) and $109,532 ($71,196 after tax), respectively.

62

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Income Taxes

The net deferred income tax asset at December 31, 2019 and 2018 and the change from the prior year are comprised of the following components:

	December 31, 2019
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$96,746	$9,833	$106,579
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	96,746	9,833	106,579
Deferred Tax Assets Nonadmitted	45,104	—	45,104

Subtotal (Net Deferred Tax Assets)	51,642	9,833	61,475
Deferred Tax Liabilities	20,380	13,045	33,425

Net Admitted Deferred Tax Assets	$31,262	$(3,212)	$28,050

	December 31, 2018
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$81,661	$10,046	$91,707
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	81,661	10,046	91,707
Deferred Tax Assets Nonadmitted	30,871	—	30,871

Subtotal (Net Deferred Tax Assets)	50,790	10,046	60,836
Deferred Tax Liabilities	24,060	9,421	33,481

Net Admitted Deferred Tax Assets	$26,730	$625	$27,355

	Change
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$15,085	$(213)	$14,872
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	15,085	(213)	14,872
Deferred Tax Assets Nonadmitted	14,233	—	14,233

Subtotal (Net Deferred Tax Assets)	852	(213)	639
Deferred Tax Liabilities	(3,680)	3,624	(56)

Net Admitted Deferred Tax Assets	$4,532	$(3,837)	$695

63

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2019	2018	Change
Deferred Tax Assets:
Ordinary
Policyholder reserves	$69,535	$56,673	$12,862
Investments	1,065	1,355	(290)
Deferred acquisition costs	21,330	18,825	2,505
Compensation and benefits accrual	693	832	(139)
Receivables—nonadmitted	1,247	1,199	48
Other (including items <5% of total ordinary tax assets)	2,876	2,777	99

Subtotal	96,746	81,661	15,085
Nonadmitted	45,104	30,871	14,233

Admitted ordinary deferred tax assets	51,642	50,790	852
Capital:
Investments	9,833	10,046	(213)

Admitted deferred tax assets	$61,475	$60,836	$639

Deferred Tax Liabilities:
Ordinary
Investments	$556	$432	$124
Policyholder reserves	15,942	19,305	(3,363)
Capitalized Ceding Commissions	3,621	4,323	(702)
Other	261	—	261

Subtotal	20,380	24,060	(3,680)
Capital
Investments	13,045	9,421	3,624

Deferred tax liabilities	33,425	33,481	(56)

Net deferred tax assets/liabilities	$28,050	$27,355	$695

As a result of the 2017 Tax Cuts and Jobs Act (TCJA), the Company’s tax reserve deductible temporary difference increased by $ 18,403. This change results in an offsetting ($18,403) taxable temporary difference that will be amortized into taxable income evenly over the eight years subsequent to 2017. The remaining amortizable balance is included within the Policyholder Reserves line items above.

64

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

As discussed in Note 2, for the years ended December 31, 2019 and 2018 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

	December 31, 2019
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$4,471	$4,471
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	23,579	—	23,579
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	23,579	—	23,579
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	148,488
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	28,063	5,362	33,425

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$51,642	$9,833	$61,475

	December 31, 2018
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$4,122	$4,122
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	23,234	—	23,234
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	23,234	—	23,234
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	159,473
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	27,556	5,924	33,480

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$50,790	$10,046	$60,836

65

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

		Ordinary	Change Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$349	$349
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	345	—	345
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	345	—	345
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	(10,985)
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	507	(562)	(55)

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$852	$(213)	$639

	December 31
	2019	2018	Change
Ratio Percentage Used To Determine Recovery Period and Threshold Limitation Amount	1093%	1191%	-98%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold Limitation in 2(b)2 Above	$996,450	$1,063,153	$(66,703)

66

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The impact of tax planning strategies at December 31, 2019 and 2018 was as follows:

	December 31, 2019
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	33%	0%	28%

	December 31, 2018
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	17%	32%	19%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2019	2018	Change

Current Income Tax
Federal	$21,455	$11,019	$10,436

Subtotal	21,455	11,019	10,436
Federal income tax on net capital gains	1,772	(7,004)	8,776

Federal and foreign income taxes incurred	$23,227	$4,015	$19,212

	Year Ended December 31
	2018	2017	Change

Current Income Tax
Federal	$11,019	$26,972	$(15,953)

Subtotal	11,019	26,972	(15,953)
Federal income tax on net capital gains	(7,004)	13,315	(20,319)

Federal and foreign income taxes incurred	$4,015	$40,287	$(36,272)

67

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows:

	Year Ended December 31
	2019	2018	2017
Current income taxes incurred	$23,227	$4,015	$40,287
Change in deferred income taxes (without tax on unrealized gains and losses)	(18,785)	3,459	32,885

Total income tax reported	$4,442	$7,474	$73,172

Income before taxes	$383,643	$188,983	$227,142
	21.00%	21.00%	35.00%

Expected income tax expense (benefit) at statutory rate	$80,565	$39,686	$79,500

Increase (decrease) in actual tax reported resulting from:

Pre-tax income of disregarded subsidiaries	$(522)	$(475)	$(592)
Dividends received deduction	(2,556)	(4,789)	(7,859)
Tax-exempt income	—	—	(151)
Nondeductible expenses	869	388	227
Pre-tax items reported net of tax	(49,246)	(8,842)	(42,452)
Tax credits	(27,744)	(18,371)	(9,455)
Prior period tax return adjustment	8,236	(5,985)	373
Change in tax rates	—	—	39,281
Change in uncertain tax positions	—	472	595
Deferred tax change on other items in surplus	(5,173)	5,377	12,211
Other	13	13	1,494

Total income tax reported	$4,442	$7,474	$73,172

On December 22, 2017, the TCJA reduced the federal tax rate to 21%. As a result, the Company reduced its net deferred tax asset balance by $39,281, excluding $1,470 of net deferred tax asset reduction on unrealized gains/(losses) in the 2017 financial statements.

The effects of the U.S. tax reform were reflected in the 2017 financial statements as determined or as reasonably estimated provisional amounts based on available information subject to interpretation in accordance with the SEC’s Staff Accounting Bulletin No. 118 (SAB 118), as adopted by NAIC SAPWG INT 18-01. SAB 118 provides guidance on accounting for the effects of U.S. tax reform where the Company’s determinations are incomplete but the Company can determine a reasonable estimate. The TCJA related disclosures and figures in the 2018 financials represent final impacts with no estimated figures remaining.

The Company’s federal income tax return is consolidated with other included affiliated companies. Please see the listing of companies in Appendix A.

68

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not been filed for 2019.

Incurred income taxes available for recoupment in the event of future losses:

Total

2017	$12,614
2018	$—
2019	$2,346

The total amount of the unrecognized tax benefits that if recognized, would affect the effective income tax rate:

Unrecognized Tax Benefits
Balance at January 1, 2018	$1,745
Tax positions taken during prior period	472
Tax positions taken during current period	—
Settlements with taxing authorities	—
Lapse of applicable statute of limitations	—

Balance at December 31, 2018	$2,217
Tax positions taken during prior period	—
Tax positions taken during current period	—
Settlements with taxing authorities	—
Lapse of applicable statute of limitations	—

Balance at December 31, 2019	$2,217

The Company has no federal income tax returns currently under examination. The Internal Revenue Service completed its examination for years 2009 through 2013 resulting in tax return adjustments for which an appeals conference was requested. Federal income tax returns filed in 2014 through 2018 remain open, subject to potential future examination. The Company believes there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

69

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest expense/(benefit) related to income taxes:

	Interest	Penalties	Total payable(receivable)

Balance at January 1, 2017	$241	$—	$241
Interest expense (benefit)	433	—	433

Balance at December 31, 2017	$674	$—	$674
Interest expense (benefit)	(227)	—	(227)

Balance at December 31, 2018	$447	$—	$447
Interest expense (benefit)	(1,633)	—	(1,633)

Balance at December 31, 2019	$(1,186)	$—	$(1,186)

10. Capital and Surplus

The Company has 24,000 common shares authorized, 16,321 shares issued and outstanding. Par value is $125.

On December 31, 2018, the Company had 17,142 common shares issued and outstanding. On December 20, 2019 the Company repurchased 821 shares of ordinary common stock at par for $103 plus additional contributed capital in the amount of $99,879 for a total of $99,982 paid to its shareholder, TLIC. These shares were subsequently cancelled.

Prior to the redemption in 2018, the Company had 45,981 shares of 6% non-voting, cumulative preferred stock outstanding with a par value of $10. On December 13, 2018, the Company redeemed 45,981 shares of preferred stock at par for $460 plus additional contributed capital in the amount of $56,381 for a total of $56,841, paid to its shareholders; TA Corp received $49,679 and TLIC received $7,162. At December 31, 2018, TA Corp owned 0 shares and TLIC owned 0 shares.

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31 (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year, not to exceed earned surplus as of the preceding December 31. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2020, without prior approval of insurance regulatory authorities, is $246,724.

On June 21, 2019, the Company paid its parent companies, TLIC and TA Corp, ordinary common stock dividends of $9,075 and $65,925, respectively.

On December 13, 2018 the Company paid its Parent companies, TLIC and TA Corp, preferred stock dividends of $430 and $2,981, respectively. On June 29, 2018 the Company paid ordinary common stock dividends of $12,105 to TLIC and $87,895 to TA Corp.

70

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on various risk factors. At December 31, 2019, the Company meets the minimum RBC requirements.

The Company held special surplus funds in the amount of $12,928 and $10,781, as of December 31, 2019 and 2018, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

11. Securities Lending

The Company participates in an agent-managed securities lending program in which the Company primarily loans out US Treasuries and other bonds. The Company receives collateral equal to 102% of the fair value of the loaned government or other domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2019 and 2018, respectively, securities with a fair value of $298,697 and $308,907 were on loan under securities lending agreements. At December 31, 2019 and 2018, the collateral the Company received from securities lending was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $311,367 and $319,971 at December 31, 2019 and 2018, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

	Fair Value
	2019	2018
Open	$311,367	$319,246

Total	311,367	319,246
Securities received	—	—

Total collateral received	$311,367	$319,246

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

71

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The maturity dates of the reinvested securities lending collateral are as follows:

	2019		2018
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Open	$33,002	$33,002	$26,000	$26,001
30 days or less	96,454	96,454	96,925	96,925
31 to 60 days	83,998	83,998	69,374	69,374
61 to 90 days	37,388	37,388	32,836	32,836
91 to 120 days	16,488	16,488	46,560	46,560
121 to 180 days	21,933	21,933	40,177	40,177
1 to 2 years	—	—	874	874
2 to 3 years	5,270	5,270	2,039	2,039
Greater than 3 years	16,834	16,834	5,186	5,185

Total	311,367	311,367	319,971	319,971
Securities received	—	—	—	—

Total collateral reinvested	$311,367	$311,367	$319,971	$319,971

Collateral for securities lending transactions that extend beyond one year from the report date are as follows:

Description of collateral	2019	2018
ABS AUTOS	$22,104	$2,913
ABS CREDIT CARDS	—	5,186

Total collateral extending beyond one year of the reporting date	$22,104	$8,099

For securities lending, the Company’s source of cash used to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $311,631 (fair value of $311,367) that are currently tradable securities that could be sold and used to pay for the $311,367 in collateral calls that could come due under a worst-case scenario.

72

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Retirement and Compensation Plans

Defined Contribution Plans

The Company’s employees participate in a contributory defined contribution plan sponsored by TA Corp which is qualified under Section 401(k) of the Internal Revenue Code. Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key employees. The Company will match an amount up to three percent of the participant’s eligible earnings. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974, as amended (ERISA). Benefits expense of $739, $762, and $703 was allocated to the Company for the years ended December 31, 2019, 2018 and 2017, respectively.

Defined Benefit Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or a cash balance formula. The plan is subject to the reporting and disclosure requirements of ERISA.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or cash balance formula. The plans are unfunded and nonqualified under the Internal Revenue Service Code.

The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense related to both the qualified defined pension plan and the supplemental retirement plans is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations, which is within the guidelines of SSAP No. 102, Pensions. Pension expenses were $1,528, $1,490 and $1,554 for the years ended December 31, 2019, 2018 and 2017, respectively.

In addition to pension benefits, TA Corp sponsors unfunded plans that provide health care and life insurance benefits to retired Company employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations which is within the guidelines of SSAP No. 92, Postretirement Benefits Other Than Pensions. The Company’s allocation of postretirement expenses was $324, $320 and $374 for the years ended December 31, 2019, 2018 and 2017, respectively.

73

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Other Plans

TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2019, 2018 and 2017 was insignificant.

13. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

In accordance with an agreement between TA Corp and the Company, TA Corp will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by TA Corp as needed.

The Company is party to a service agreement with TLIC, in which the Company receives services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is party to a Management and Administrative and Advisory agreement with Aegon USA Realty Advisors, LLC (Advisor) whereby Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. Aegon USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The amount received by the Company as a result of being a party to these agreements was $40,987, $44,781 and $62,077, during 2019, 2018 and 2017, respectively. The amount paid as a result of being party to these agreements was $66,374, $96,867 and $104,502 during 2019, 2018 and 2017, respectively. Fees charged between affiliates approximate their cost.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the Transamerica Series Trust. The Company received $9,453, $9,820 and $10,367 for these services during 2019, 2018 and 2017, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $4,249, $4,169 and $3,484 for the years ended December 31, 2019, 2018 and 2017, respectively.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2019, 2018 and 2017, the Company paid (received) net interest of $36, $156 and $60, respectively, to (from) affiliates. At December 31, 2019 and 2018, the Company reported a net amount of $3,285 and $2,645 receivable from affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days.

74

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

In accordance with SSAP No. 25, Affiliates and Other Related Parties, the Company reports short-term intercompany notes receivable as short-term investments. At December 31, 2019, the Company had no short-term intercompany notes receivable.

At December 31, 2018, the Company had short-term intercompany notes receivable of $50,000.

Receivable from	Amount	Due By	Interest Rate
Transamerica Corporation	50,000	8/16/2019	1.97%

The Company utilizes the look-through approach in valuing its investment in the following entities.

Real Estate Alternatives Portfolio 2, LLC	$1,812
Real Estate Alternatives Portfolio 4 HR, LLC	5,943
Real Estate Alternatives Portfolio 4 MR, LLC	380
Aegon Multi-Family Equity Fund, LLC	17,656
Aegon Workforce Housing Fund 2, L.P.	48,821
Aegon Workforce Housing Fund 3, L.P.	2,079
Natural Resources Alternatives Portfolio I, LLC	10,637
Natural Resources Alternatives Portfolio 3, LLC	22,756
Zero Beta Fund, LLC	141,412

$251,496

These entity’s financial statements are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97 entities and/or non-SCA SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, entities owned by these entities. All liabilities, commitments, contingencies, guarantees or obligations of these entities which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these entities.

75

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following tables show the disclosures for all SCA investments, except 8bi entities, balance sheet value (admitted and nonadmitted) and the NAIC Responses for the SCA filings (except 8bi entities) as of December 31, 2019 and 2018:

December 31, 2019

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
SSAP No. 97 8a Entities
	—%	$—	$—	$—
	—	—	—	—
	—	—	—	—

Total SSAP No. 97 8a Entities	XXX	$—	$—	$—

SSAP No. 97 8b(ii) Entities
	—%	$—	$—	$—
	—	—	—	—
	—	—	—	—

Total SSAP No. 97 8b(ii) Entities	XXX	$—	$—	$—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	9%	$2,273	$2,273	$—
	—	—	—	—
	—	—	—	—
	—	—	—	—
	—	—	—	—
	—	—	—	—

Total SSAP No. 97 8b(iii) Entities	XXX	$2,273	$2,273	$—

SSAP No. 97 8b(iv) Entities
	—%	$—	$—	$—
	—	—	—	—
	—	—	—	—

Total SSAP No. 97 8b(iv) Entities	XXX	$—	$—	$—

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$2,273	$2,273	$—

Aggregate Total	XXX	$2,273	$2,273	$—

December 31, 2018

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
SSAP No. 97 8a Entities
	—%	$—	$—	$—
	—	—	—	—
	—	—	—	—

Total SSAP No. 97 8a Entities	XXX	$—	$—	$—

SSAP No. 97 8b(ii) Entities
	—%	$—	$—	$—
	—	—	—	—
	—	—	—	—

Total SSAP No. 97 8b(ii) Entities	XXX	$—	$—	$—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	9%	$3,932	$3,932	$—
	—	—	—	—
	—	—	—	—
	—	—	—	—
	—	—	—	—
	—	—	—	—

Total SSAP No. 97 8b(iii) Entities	XXX	$3,932	$3,932	$—

SSAP No. 97 8b(iv) Entities
	—%	$—	$—	$—
	—	—	—	—
	—	—	—	—

Total SSAP No. 97 8b(iv) Entities	XXX	$—	$—	$—

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$3,932	$3,932	$—

Aggregate Total	XXX	$3,932	$3,932	$—

76

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following table shows the NAIC responses for the SCA filings (except 8bi entities):

December 31, 2019

SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
			$—	—	—	—

Total SSAP No. 97 8a Entities	—	—	$—	—	—	—

SSAP No. 97 8b(ii) Entities
			$—	—	—	—

Total SSAP No. 97 8b(ii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	10/31/2019	$3,672	Y	N	I
			$—	—	—	—

Total SSAP No. 97 8b(iii) Entities	—	—	3,672	—	—	—

SSAP No. 97 8b(iv) Entities
			$—	—	—	—

Total SSAP No. 97 8b(iv) Entities	—	—	$—	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entiti	—	—	$3,672	—	—	—

Aggregate Total	—	—	$3,672	—	—	—

*	S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing
**	I – Immaterial or M – Material
(1)	NAIC Valuation Amount is as of the Filing Date to the NAIC

December 31, 2018

SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
			$—	—	—	—

Total SSAP No. 97 8a Entities	—	—	$—	—	—	—

SSAP No. 97 8b(ii) Entities
			$—	—	—	—

Total SSAP No. 97 8b(ii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	12/21/2018	$2,889	Y	N	I
			—	—	—	—

Total SSAP No. 97 8b(iii) Entities	—	—	$2,889	—	—	—

SSAP No. 97 8b(iv) Entities
			$—	—	—	—

Total SSAP No. 97 8b(iv) Entities	—	—	$—	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entiti	—	—	$2,889	—	—	—

Aggregate Total	—	—	$2,889	—	—	—

*	S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing
**	I – Immaterial or M – Material
(1)	NAIC Valuation Amount is as of the Filing Date to the NAIC

Information regarding the Company’s affiliated reinsurance transactions is available in Note 8. Reinsurance.

77

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operations. Information regarding these entities is as follows:

Name and Address of MGA/TPA	FEIN#	Exclusive Contract	Type of Business Written	Type of Authority Granted	Total Direct Premiums
The Vanguard Group, Inc.	23-1945930	No	Deferred and Income	C, B, P, U	$52,354
100 Vanguard Blvd			Annuities
Malvern, PA 19355

C  -    Claims Payment

B  -    Binding Authority

P  -    Premium Collection

U  -    Underwriting

For years ended December 31, 2019, 2018 and 2017, the Company had $52,354, $60,163 and $50,268, respectively, of direct premiums written by The Vanguard Group, Inc.

15. Commitments and Contingencies

At December 31, 2019 and 2018, the Company has mortgage loan commitments of $68,611 and $33,752, respectively.

The Company has contingent commitments of $142,812 and $169,294, at December 31, 2019 and 2018, respectively, to provide additional funding for joint ventures, partnerships and limited liability companies, which includes LIHTC commitments of $104,437 and $149,810, respectively.

Private placement commitments outstanding as of December 31, 2019 and 2018 were $14,610 and $22,936, respectively.

The Company may pledge cash as collateral for derivative transactions. When cash is pledged as collateral, it is derecognized and a receivable is recorded to reflect the eventual return of that cash by the counterparty. The amount of cash collateral pledged by the Company as of December 31, 2019 and 2018, respectively, was $8,718 and $0.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s balance sheet. The amount of cash collateral received as of December 31, 2019 and 2018, respectively, was $60,038 and $61,144.

At December 31, 2019 and 2018, securities in the amount of $0 and $2,387, respectively, were posted to the Company as collateral from derivative counterparties. The securities were not included on the Company’s balance sheet as the Company does not have the ability to sell or repledge the collateral.

The Company is a member of the FHLB of New York. Through its membership, the Company establishes the option to access funds through secured borrowing arrangements with the FHLB. The Company is not in an active borrowing position; therefore, collateral pledged and borrowings are not applicable for this Company.

78

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2019 and 2018, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2019	2018

Activity Stock	$2,554	$1,115

Total	$2,554	$1,115

The Company is party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given their complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, damages arising from such demands are typically not material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $66 and $77, and an offsetting premium tax benefit of $50 and $60 at December 31, 2019 and 2018, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $4,700 , $254 and $3,412 for the years ended December 31, 2019, 2018 and 2017, respectively.

79

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

16. Sales, Transfer and Servicing of Financial Assets and Extinguishments of Liabilities

The Company enters into dollar repurchase agreements in which residential mortgage backed securities are delivered to the counterparty once adequate collateral has been received. As of December 31, 2019 and 2018, the Company had dollar repurchase agreements outstanding in the amount $66,348 and $0, which is included in borrowed money on the balance sheets. Those amounts included accrued interest of $172 and $0 at December 31, 2019 and 2018, respectively. At December 31, 2019, securities with a book value of $66,227 and a fair value of $66,360 were subject to dollar repurchase agreements. These securities have maturity dates that range from December 1, 2048 to September 1, 2049. At December 31, 2018, securities with a book value of $0 and a fair value of $0 were subject to dollar repurchase agreements. The Company does not have the legal right to recall or substitute the underlying assets prior to the transaction’s scheduled termination. Upon scheduled termination, the counterparty is obligated to return substantially similar assets.

The contractual maturities of the dollar repurchase agreement positions are as follows:

	Fair Value
	2019	2018
Open	$66,176	$—

Total	66,176	—
Securities received	—	$—

Total collateral received	$66,176	—

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. During 2019 and 2018 there were no securities sold and reacquired within 30 days of the sale date.

80

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

17. Reconciliation to Statutory Statement

The following is a reconciliation of amounts previously reported to the NYDFS in the 2019 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

	December 31
	2019	2018
Balance Sheets
Total assets as reported in the Company’s Annual Statement	$31,907,545	$29,480,572
Securities lending reinvested collateral assets	—	11,000

Total assets as reported in the accompanying audited statutory basis balance sheet	$31,907,545	$29,491,572

Total liabilities as reported in the Company’s Annual Statement	$30,889,577	$28,390,062
Decrease in policy and contract claim reserves	(8,268)	—
Increase in other liabilities	1,736	—
Payable for collateral under securities loaned and other transactions	—	11,000

Total liabilities as reported in the accompanying audited statutory basis balance sheet	$30,883,045	$28,401,062

Total capital and surplus as reported in the Company’s Annual Statement	$1,017,968	$1,090,510
Increase in net income	6,532	—

Total capital and surplus as reported in the accompanying audited statutory basis balance sheet	$1,024,500	$1,090,510

Statements of Operations
Statutory net income as reported in the Company’s Annual Statement	$351,150	$200,439
Decrease in premiums and other considerations	(406,853)	(551,350)
Decrease in net investment income	—	(3,400)
Increase (decrease) in fee revenue and other income	(1,150)	10,700
Decrease in surrender benefits	360,117	578,919
Increase in net transfers to (from) separate accounts	47,886	(33,369)
Decrease in death benefits	8,268	—
Increase in federal income tax expense	(1,736)	(1,029)
Increase in net realized capital gains (losses), after tax and amounts	—	1,200
transferred to interest maintenance reserve

Total net income as reported in the accompanying audited statutory basis statement of operations	$357,682	$202,110

Statement of Changes in Capital and Surplus
Capital and surplus	$1,017,968	$1,090,510
Increase in net income	6,532	1,671
Decrease in other changes—net	—	(1,671)

Total capital and surplus as reported in the accompanying audited statutory basis statements of changes in capital and surplus	1,024,500	1,090,510

The reconciling differences to the Annual Statement are driven by Management’s decision to revise prior year amounts. Please refer to Revision to Prior Years in Note 3 for further details. Management also decided to record a current year adjustment identified after annual statement reporting.

81

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

18. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). The Company has not identified any Type I subsequent events for the year ended December 31, 2019 through April 27, 2020.

Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). Since January 2020, the Coronavirus disease (COVID-19) outbreak is causing disruption to business, markets, and industry. The Company is continuously monitoring the market, and the economic factors that impact the Company, to proactively manage the associated risks. At this point, management believes that the most significant risks the Company faces are related to financial markets (particularly credit, equity, and interest rates risks), and underwriting risks (particularly related to mortality, morbidity and policyholder behavior). As of the audit report release date, the Company continues to monitor and evaluate the impacts of the COVID -19 crisis on the Company’s 2020 results through the use of sensitivities and stress testing. While it is too early to provide long -term impacts, if any, management has determined the Company remains strongly capitalized with RBC remaining within target limits set by the capital management policy.

82

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2019

Entity Name	FEIN
Transamerica Corporation	42-1484983
Aegon Asset Management Services Inc	39-1884868
Aegon Direct Marketing Services Inc	42-1470697
Aegon Financial Services Group Inc	41-1479568
Aegon Institutional Markets Inc	61-1085329
Aegon Management Company	35-1113520
Aegon USA Real Estate Services Inc	61-1098396
Aegon USA Realty Advisors of CA	20-5023693
AFSG Securities Corporation	23-2421076
AUSA Properties Inc	27-1275705
Commonwealth General Corporation	51-0108922
Creditor Resources Inc	42-1079584
CRI Solutions Inc	52-1363611
Financial Planning Services Inc	23-2130174
Garnet Assurance Corporation	11-3674132
Garnet Assurance Corporation II	14-1893533
Garnet Assurance Corporation III	01-0947856
Intersecurities Ins Agency	42-1517005
LIICA RE II	20-5927773
Massachusetts Fidelity Trust	42-0947998
MLIC RE I Inc	01-0930908
Money Services Inc	42-1079580
Monumental General Administrators Inc	52-1243288
Pearl Holdings Inc I	20-1063558
Pearl Holdings Inc II	20-1063571
Pine Falls Re Inc	26-1552330
Real Estate Alternatives Portfolio 3A Inc	20-1627078
River Ridge Insurance Company	20-0877184
Short Hills Management	42-1338496
Stonebridge Benefit Services Inc	75-2548428
Stonebridge Reinsurance Company	61-1497252
TCF Asset Management Corp	84-0642550

83

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2019

Entity Name	FEIN
TCFC Air Holdings Inc	32-0092333
TCFC Asset Holdings Inc	32-0092334
TLIC Oakbrook Reinsurance Inc.	47-1026613
TLIC Riverwood Reinsurance Inc	45-3193055
TLIC Watertree Reinsurance, Inc.	81-3715574
Tranasmerica Advisors Life Insurance Company	91-1325756
Transamerica Accounts Holding Corp	36-4162154
Transamerica Affinity Services Inc	42-1523438
Transamerica Affordable Housing Inc	94-3252196
Transamerica Agency Network Inc	61-1513662
Transamerica Asset Management	59-3403585
Transamerica Capital Inc	95-3141953
Transamerica Casualty Insurance Company	31-4423946
Transamerica Commercial Finance Corp I	94-3054228
Transamerica Consumer Finance Holding Company	95-4631538
Transamerica Corporation (OREGON)	98-6021219
Transamerica Distribution Finance Overseas Inc	36-4254366
Transamerica Finance Corporation	95-1077235
Transamerica Financial Advisors	59-2476008
Transamerica Financial Life Insurance Company	36-6071399
Transamerica Fund Services Inc	59-3403587
Transamerica Home Loan	95-4390993
Transamerica International Re (Bermuda) Ltd	98-0199561
Transamerica Investors Securities Corp	13-3696753
Transamerica Leasing Holdings Inc	13-3452993
Transamerica Life Insurance Company	39-0989781
Transamerica Pacific Insurance Co Ltd	94-3304740
Transamerica Premier Life Insurance Company	52-0419790
Transamerica Resources Inc	52-1525601
Transamerica Small Business Capital Inc	36-4251204
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790

84

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2019

Entity Name	FEIN
United Financial Services Inc	52-1263786
WFG China Holdings Inc	20-2541057
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959
Zero Beta Fund LLC	26-1298094

85

Statutory-Basis

Financial Statement Schedule

86

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2019

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$462,692	$598,203	$476,086
States, municipalities and political subdivisions	92,649	96,826	92,649
Foreign governments	85,432	96,049	85,431
Hybrid securities	107,707	107,077	107,707
All other corporate bonds	4,572,019	4,929,354	4,570,885
Preferred stocks	4,552	4,759	4,552

Total fixed maturities	5,325,051	5,832,268	5,337,310
Equity securities
Common stocks:
Industrial, miscellaneous and all other	3,759	3,763	3,763

Total equity securities	3,759	3,763	3,763
Mortgage loans on real estate	1,546,510		1,546,510
Policy loans	130,787		130,787
Other long-term investments	35,548		35,548
Securities lending	311,367		311,367
Cash, cash equivalents and short-term investments	439,852		439,852

Total investments	$7,792,874		$7,805,137

(1)	Equity securities are reported at original cost. Fixed maturities are reported at original cost reduced by repayments and adjusted for amortization of premiums and accrual of discounts.
(2)

United States government, state, municipal and political, hybrid and corporate bonds of $3,504 are held at fair value rather than amortized cost due to having an NAIC 6 rating. No preferred stock securities are held at fair value of $0 due to having an NAIC 6 rating.

87

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Unearned Expenses	Premiums Liabilities	Policy and Contract	Premium Revenue		Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2019
Individual life	$1,245,762	$—	$14,317	$171,165		$61,536	$70,837	$65,344
Individual health	114,044	3,759	6,519	41,249		4,828	12,282	18,861
Group life and health	216,267	2,315	7,947	67,347		11,062	33,566	24,159
Annuity	4,911,215	—	466	5,026,192		266,911	6,651,392	(1,054,826)

	$6,487,288	$6,074	$29,249	$5,305,953		$344,337	$6,768,077	$(946,462)

Year ended December 31, 2018
Individual life	$1,144,735	$—	$17,698	$165,615		$47,990	$189,660	$63,239
Individual health	72,413	3,921	12,785	45,825		3,709	12,540	18,262
Group life and health	197,548	2,352	9,745	77,157		8,559	58,907	20,799
Annuity	5,218,604	—	1,009	4,913,872		238,546	8,007,340	(2,740,425)
Other	—	—	—	—		48,431	—	—

	$6,633,300	$6,273	$41,237	$5,202,469		$347,235	$8,268,447	$(2,638,125)

Year ended December 31, 2017
Individual life	$1,045,834	$—	$18,135	$(1,299	) $	47,944	$18,776	$57,492
Individual health	85,754	4,305	10,860	49,067		3,206	72,440	14,485
Group life and health	181,571	2,554	10,627	79,898		8,035	63,981	31,511
Annuity	5,447,545	—	519	4,606,263		259,675	5,231,402	(286,905)
Other	—	—	—	—		52,874	—	—

	$6,760,704	$6,859	$40,141	$4,733,929		$371,734	$5,386,599	$(183,417)

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied

88

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2019
Life insurance in force	$26,128,106	$119,674,715	$117,273,163	$23,726,554	494%

Premiums:
Individual life	$188,457	$374,053	$356,761	$171,165	208%
Individual health	41,256	35	28	41,249	0%
Group life and health	81,121	14,681	907	67,347	1%
Annuity	5,021,681	299	4,810	5,026,192	0%

	$5,332,515	$389,068	$362,506	$5,305,953	7%

Year ended December 31, 2018
Life insurance in force	$25,896,718	$142,547,888	$139,964,032	$23,312,862	600%

Premiums:
Individual life	$182,304	$456,379	$439,690	$165,615	265%
Individual health	45,880	90	35	45,825	0%
Group life and health	81,286	5,253	1,124	77,157	1%
Annuity	4,909,238	985	5,619	4,913,872	0%

	$5,218,708	$462,707	$446,468	$5,202,469	8%

Year ended December 31, 2017
Life insurance in force	$25,419,746	$154,374,478	$151,926,555	$22,971,822	661%

Premiums:
Individual life	$179,651	$694,892	$513,942	$(1,299)	-39579%
Individual health	49,240	193	20	49,067	0%
Group life and health	81,890	3,073	1,081	79,898	1%
Annuity	4,769,215	168,576	5,624	4,606,263	0%

	$5,079,996	$866,734	$520,667	$4,733,929	10%

89

FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Years Ended December 31, 2019 and 2018

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Financial Statements

Years Ended December 31, 2019 and 2018

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of Separate Account VA BNY

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA BNY indicated in the table below as of December 31, 2019, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA BNY as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Wealth Strategy Class B Shares (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
AB Growth and Income Class B Shares (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
AB Large Cap Growth Class B Shares (1)	TA JPMorgan Asset Allocation - Growth Service Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
American Funds - Bond Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
American Funds - Growth Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
American Funds - International Class 2 Shares (1)	TA JPMorgan Core Bond Service Class (1)
DFA VA Equity Allocation (3)	TA JPMorgan Enhanced Index Initial Class (1)
DFA VA Global Bond (3)	TA JPMorgan Enhanced Index Service Class (1)
DFA VA Global Moderate Allocation (3)	TA JPMorgan International Moderate Growth Service Class (1)
DFA VA International Small (3)	TA JPMorgan Mid Cap Value Service Class (1)
DFA VA International Value (3)	TA JPMorgan Tactical Allocation Service Class (1)
DFA VA Short-Term Fixed (3)	TA Legg Mason Dynamic Allocation - Balanced Service Class (1)
DFA VA U.S. Large Value (3)	TA Legg Mason Dynamic Allocation - Growth Service Class (1)
DFA VA U.S. Targeted Value (3)	TA Levin Large Cap Value Service Class (2)
Fidelity® VIP Balanced Service Class 2 (1)	TA Madison Diversified Income Service Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA Managed Risk - Balanced ETF Service Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA Managed Risk - Conservative ETF Service Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA Managed Risk - Growth ETF Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA Market Participation Strategy Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Morgan Stanley Capital Growth Initial Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA Morgan Stanley Capital Growth Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA Multi-Managed Balanced Initial Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA Multi-Managed Balanced Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA Multi-Manager Alternative Strategies Service Class (1)
Franklin Allocation Class 4 Shares (1)	TA PIMCO Tactical - Balanced Service Class (1)
Franklin Income Class 2 Shares (1)	TA PIMCO Tactical - Conservative Service Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA PIMCO Tactical - Growth Service Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA PIMCO Total Return Initial Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA PIMCO Total Return Service Class (1)
Janus Henderson - Enterprise Service Shares (1)	TA PineBridge Inflation Opportunities Service Class (1)
Janus Henderson - Global Research Service Shares (1)	TA ProFunds UltraBear Service Class (OAM) (1)
Janus Henderson - Mid Cap Value Service Shares (1)	TA QS Investors Active Asset Allocation - Conservative Service Class (1)
JPMorgan Insurance Trust Core Bond Class 1 Shares (1)	TA QS Investors Active Asset Allocation - Moderate Service Class (1)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares (1)	TA QS Investors Active Asset Allocation - Moderate Growth Service Class (1)
JPMorgan Insurance Trust Small Cap Core Class 1 Shares (1)	TA Small/Mid Cap Value Initial Class (1)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares (1)	TA Small/Mid Cap Value Service Class (1)
MFS® New Discovery Service Class (1)	TA T. Rowe Price Small Cap Initial Class (1)
MFS® Total Return Service Class (1)	TA T. Rowe Price Small Cap Service Class (1)
State Street Total Return V.I.S. Class 3 Shares (1)	TA TS&W International Equity Initial Class (1)
TA 60/40 Allocation Service Class (2)	TA TS&W International Equity Service Class (1)
TA Aegon High Yield Bond Initial Class (1)	TA U.S. Equity Index Service Class (1)
TA Aegon High Yield Bond Service Class (1)	TA WMC US Growth Initial Class (1)
TA Aegon U.S. Government Securities Initial Class (1)	TA WMC US Growth Service Class (1)
TA Aegon U.S. Government Securities Service Class (1)	Vanguard® - Capital Growth (3)
TA American Funds Managed Risk - Balanced Service Class (1)	Vanguard® - Conservative Allocation (3)
TA Barrow Hanley Dividend Focused Initial Class (1)	Vanguard® - Diversified Value (3)
TA Barrow Hanley Dividend Focused Service Class (1)	Vanguard® Balanced (3)
TA BlackRock Global Allocation Service Class (1)	Vanguard® Equity Income (3)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class (1)	Vanguard® Equity Index (1)
TA BlackRock Global Allocation Managed Risk - Growth Service Class (1)	Vanguard® Global Bond Index (3)
TA BlackRock Global Real Estate Securities Initial Class (1)	Vanguard® Growth (3)
TA BlackRock Global Real Estate Securities Service Class (1)	Vanguard® High Yield Bond (3)
TA BlackRock Government Money Market Initial Class (1)	Vanguard® International (1)
TA BlackRock Government Money Market Service Class (1)	Vanguard® Mid-Cap Index (1)
TA BlackRock iShares Edge 100 Service Class (1)	Vanguard® Moderate Allocation (3)
TA BlackRock iShares Edge 40 Initial Class (1)	Vanguard® Money Market (3)
TA BlackRock iShares Edge 40 Service Class (1)	Vanguard® Real Estate Index (1)
TA BlackRock iShares Edge 50 Service Class (1)	Vanguard® Short-Term Investment Grade (1)
TA BlackRock iShares Edge 75 Service Class (1)	Vanguard® Total Bond Market Index (1)
TA BlackRock Tactical Allocation Service Class (1)	Vanguard® Total International Stock Market Index (3)
TA Greystone International Growth Initial Class (1)	Vanguard® Total Stock Market Index (3)
TA Greystone International Growth Service Class (1)	Voya Global Perspectives Class S Shares (1)
TA International Equity Index Service Class (1)	Voya Large Cap Value Class S Shares (1)
TA Janus Balanced Service Class (1)	Voya Strategic Allocation Conservative Class S Shares (1)
TA Janus Mid-Cap Growth Initial Class (1)	Voya Strategic Allocation Moderate Class S Shares (1)
TA Janus Mid-Cap Growth Service Class (1)	Wanger International (1)
TA JPMorgan Asset Allocation - Conservative Initial Class (1)	Wanger USA (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2019 and 2018
(2)	Statements of operations and changes in net assets for the year ended December 31, 2019 and the period May 1, 2018 (commencement of operations) through December 31, 2018
(3)	Statements of operations and changes in net assets for the period December 23, 2019 (commencement of operations) through December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA BNY based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA BNY in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 17, 2020

We have served as the auditor of one or more of the subaccounts of Separate Account VA BNY since 2014.

1

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2019

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Wealth Strategy Class B Shares	571,782.718	$6,143,008	$5,775,005	$8	$5,775,013	1,415,672	$2.036880	$15.183174
AB Growth and Income Class B Shares	833,622.359	25,080,834	24,808,601	63	24,808,664	4,287,814	2.047969	19.679929
AB Large Cap Growth Class B Shares	6,959.206	305,631	398,623	(5)	398,618	110,099	2.531101	17.177241
American Funds - Asset Allocation Class 2 Shares	2,808,643.407	62,480,510	66,817,627	(43)	66,817,584	10,219,303	2.076358	16.996598
American Funds - Bond Class 2 Shares	1,608,889.692	17,376,735	17,729,964	(67)	17,729,897	4,067,969	1.132557	11.323489
American Funds - Growth Class 2 Shares	904,259.073	66,903,577	72,856,154	7	72,856,161	5,153,853	2.970878	24.274122
American Funds - Growth-Income Class 2 Shares	918,324.284	43,974,465	45,989,680	37	45,989,717	3,578,073	2.626851	21.868044
American Funds - International Class 2 Shares	1,966,461.693	39,039,469	40,863,074	(47)	40,863,027	11,158,019	1.408836	14.760493
DFA VA Equity Allocation	-	-	-	-	-	-	10.041461	10.042064
DFA VA Global Bond	-	-	-	-	-	-	10.008134	10.008736
DFA VA Global Moderate Allocation	-	-	-	-	-	-	10.028724	10.029328
DFA VA International Small	-	-	-	-	-	-	10.144432	10.145042
DFA VA International Value	-	-	-	-	-	-	10.031312	10.031917
DFA VA Short-Term Fixed	-	-	-	-	-	-	9.998584	9.999186
DFA VA U.S. Large Value	-	-	-	-	-	-	10.027809	10.028414
DFA VA U.S. Targeted Value	-	-	-	-	-	-	9.993026	9.993629
Fidelity® VIP Balanced Service Class 2	1,828,185.931	31,423,189	34,772,096	82	34,772,178	7,129,126	1.872855	17.713821
Fidelity® VIP Contrafund® Initial Class	-	-	-	-	-	-	20.647796	21.135276
Fidelity® VIP Contrafund® Service Class 2	1,782,238.271	58,774,693	64,338,802	44	64,338,846	7,212,975	2.206644	20.738773
Fidelity® VIP Equity-Income Service Class 2	24,604.072	502,793	568,354	(9)	568,345	246,717	1.870408	12.479078
Fidelity® VIP Growth Service Class 2	14,796.688	719,944	1,145,708	22	1,145,730	347,776	2.485802	17.100992
Fidelity® VIP Growth Opportunities Service Class 2	67.657	1,579	3,251	7	3,258	1,150	2.752790	3.723174
Fidelity® VIP Mid Cap Initial Class	-	-	-	-	-	-	17.540204	17.954380
Fidelity® VIP Mid Cap Service Class 2	856,457.806	27,735,498	27,192,535	14	27,192,549	2,704,386	2.018607	17.617757
Fidelity® VIP Value Strategies Initial Class	1,976.360	26,356	26,305	-	26,305	1,534	16.748187	17.143663
Fidelity® VIP Value Strategies Service Class 2	975,495.002	12,765,918	13,100,898	(21)	13,100,877	1,436,606	2.024143	16.808811
Franklin Allocation Class 4 Shares	325,209.501	2,325,548	2,266,710	(9)	2,266,701	1,035,878	2.078832	11.522228
Franklin Income Class 2 Shares	144,456.944	2,178,022	2,298,310	7	2,298,317	1,442,333	1.462567	11.723515
Franklin Mutual Shares Class 2 Shares	27,706.177	506,695	521,153	15	521,168	336,678	1.390236	11.538677
Franklin Templeton Foreign Class 2 Shares	77,862.382	1,077,529	1,084,623	(3)	1,084,620	1,045,944	0.961381	10.693765
Invesco V.I. American Franchise Series II Shares	2,525.081	117,034	161,353	9	161,362	69,582	2.166813	15.806723
Janus Henderson - Enterprise Service Shares	4,858.507	252,697	388,340	12	388,352	80,431	1.941520	16.179423
Janus Henderson - Global Research Service Shares	6,526.559	205,874	360,723	(5)	360,718	188,381	1.249676	14.453939
Janus Henderson - Mid Cap Value Service Shares	160.167	2,416	2,582	(3)	2,579	900	2.787162	2.959091
JPMorgan Insurance Trust Core Bond Class 1 Shares	37,949.307	426,532	426,550	(7)	426,543	312,512	1.279021	10.459976
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	16,758.642	108,872	197,920	(3)	197,917	52,138	3.540639	11.639217
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	50.666	846	1,167	(1)	1,166	308	3.533728	11.582122
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	3,116.699	59,805	100,576	5	100,581	24,613	3.821041	13.834941
MFS® New Discovery Service Class	105,311.866	1,709,240	1,897,720	(13)	1,897,707	494,433	3.267408	16.693531
MFS® Total Return Service Class	41,102.513	861,766	1,004,134	(15)	1,004,119	491,795	1.688912	12.155997
State Street Total Return V.I.S. Class 3 Shares	293,002.679	4,737,475	4,647,022	12	4,647,034	1,286,288	1.513073	14.248531
TA 60/40 Allocation Service Class	103,171.634	1,044,467	1,153,459	(1)	1,153,458	101,302	11.209732	11.552036

See accompanying notes.	2

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2019

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Aegon High Yield Bond Initial Class	10,658.868	$84,937	$82,926	$2	$82,928	25,128	$1.580578	$13.512196
TA Aegon High Yield Bond Service Class	998,212.423	7,878,514	7,895,860	1	7,895,861	1,767,357	1.788970	13.168392
TA Aegon U.S. Government Securities Initial Class	17,082.929	199,767	186,546	(3)	186,543	89,828	1.196712	2.076661
TA Aegon U.S. Government Securities Service Class	2,943,636.896	33,400,919	33,204,224	(33)	33,204,191	9,041,053	1.097688	10.715070
TA American Funds Managed Risk - Balanced Service Class	6,345,355.109	68,675,165	75,573,179	(100)	75,573,079	6,177,727	11.732256	12.842299
TA Barrow Hanley Dividend Focused Initial Class	145,943.659	2,471,182	3,293,948	26	3,293,974	1,100,009	1.658598	18.085286
TA Barrow Hanley Dividend Focused Service Class	1,029,294.456	22,968,105	23,251,762	(1)	23,251,761	4,708,955	1.732018	17.608666
TA BlackRock Global Allocation Service Class	4,525,547.882	62,246,869	68,154,751	139	68,154,890	19,575,170	1.373191	13.713017
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	1,518,806.729	14,391,476	15,233,631	31	15,233,662	1,420,910	10.336924	11.522436
TA BlackRock Global Allocation Managed Risk - Growth Service Class	1,011,059.309	9,432,181	10,262,252	(13)	10,262,239	938,245	10.557814	12.056512
TA BlackRock Global Real Estate Securities Initial Class	1,136.399	14,900	15,228	(5)	15,223	4,917	1.627762	12.822063
TA BlackRock Global Real Estate Securities Service Class	454,724.121	5,979,664	6,407,063	(9)	6,407,054	1,280,292	1.351017	12.491824
TA BlackRock Government Money Market Initial Class	179,060.770	179,061	179,061	2	179,063	135,343	0.795145	1.323027
TA BlackRock Government Money Market Service Class	29,386,979.888	29,386,978	29,386,980	(265)	29,386,715	8,862,256	0.781551	10.030370
TA BlackRock iShares Edge 100 Service Class	1,788,956.810	20,864,699	25,582,082	(1)	25,582,081	1,720,071	13.423806	15.243939
TA BlackRock iShares Edge 40 Initial Class	6,516.919	56,351	61,194	1	61,195	31,980	1.547032	2.000315
TA BlackRock iShares Edge 40 Service Class	2,342,841.543	21,982,451	21,835,283	(4)	21,835,279	5,634,719	1.186601	12.913756
TA BlackRock iShares Edge 50 Service Class	2,124,393.279	24,563,487	26,937,307	(7)	26,937,300	2,157,603	11.843892	12.969490
TA BlackRock iShares Edge 75 Service Class	1,567,168.558	18,340,728	21,407,523	5	21,407,528	1,582,836	12.615169	13.962134
TA BlackRock Tactical Allocation Service Class	6,160,056.090	94,811,182	97,944,892	276	97,945,168	23,323,488	1.333545	14.348419
TA Greystone International Growth Initial Class	13,669.275	114,698	113,728	(4)	113,724	59,963	1.619456	13.829997
TA Greystone International Growth Service Class	992,516.908	8,586,765	8,079,088	(39)	8,079,049	1,597,061	1.368285	13.480466
TA International Equity Index Service Class	374,253.086	4,028,083	4,255,258	3	4,255,261	380,767	10.797802	11.473030
TA Janus Balanced Service Class	6,085,400.522	86,426,690	102,356,437	(128)	102,356,309	14,667,063	1.596971	17.294286
TA Janus Mid-Cap Growth Initial Class	537.407	16,689	21,271	(1)	21,270	4,730	2.153793	19.589675
TA Janus Mid-Cap Growth Service Class	533,614.113	18,075,345	20,122,588	17	20,122,605	3,279,903	2.393999	19.079610
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-	1.656093	2.114188
TA JPMorgan Asset Allocation - Conservative Service Class	6,067,147.772	63,073,273	63,826,395	(130)	63,826,265	18,105,007	1.299602	13.167548
TA JPMorgan Asset Allocation - Growth Initial Class	3,282.905	34,403	41,168	1	41,169	16,941	2.139756	2.870741
TA JPMorgan Asset Allocation - Growth Service Class	790,890.524	9,400,158	9,822,860	8	9,822,868	1,582,914	1.606701	16.876109
TA JPMorgan Asset Allocation - Moderate Initial Class	31,512.170	380,045	378,461	-	378,461	174,302	1.858093	2.404150
TA JPMorgan Asset Allocation - Moderate Service Class	26,616,874.592	306,547,075	314,877,626	(56)	314,877,570	73,968,848	1.500975	14.180773
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	3,923.185	46,885	48,804	(2)	48,802	21,059	2.012922	2.644304
TA JPMorgan Asset Allocation - Moderate Growth Service Class	15,324,423.785	182,438,952	187,724,191	160	187,724,351	41,813,237	1.428766	15.374127
TA JPMorgan Core Bond Service Class	2,923,920.470	40,432,340	41,431,953	(67)	41,431,886	10,793,962	1.100675	11.413570
TA JPMorgan Enhanced Index Initial Class	34,165.756	593,171	751,988	1	751,989	173,973	2.479689	21.859789
TA JPMorgan Enhanced Index Service Class	259,440.486	5,374,441	5,689,530	7	5,689,537	564,116	2.408483	21.302258
TA JPMorgan International Moderate Growth Service Class	4,472,240.013	43,632,705	44,185,731	96	44,185,827	14,401,813	1.140421	12.909243
TA JPMorgan Mid Cap Value Service Class	1,135,197.762	18,471,461	18,129,108	(17)	18,129,091	1,664,311	2.285156	18.373288
TA JPMorgan Tactical Allocation Service Class	5,218,330.949	77,658,914	82,867,095	(14)	82,867,081	15,867,118	1.247201	12.911714
TA Legg Mason Dynamic Allocation - Balanced Service Class	6,562,199.871	77,654,504	85,177,354	82	85,177,436	15,186,512	1.165230	13.295055
TA Legg Mason Dynamic Allocation - Growth Service Class	4,067,156.059	50,298,673	55,720,038	(183)	55,719,855	9,594,730	1.291710	13.860477

See accompanying notes.	3

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2019

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Levin Large Cap Value Service Class	82,570.344	$827,273	$866,163	$-	$866,163	83,542	$10.236136	$10.548792
TA Madison Diversified Income Service Class	417,124.303	5,524,995	5,773,000	1	5,773,001	479,428	1.423157	13.855150
TA Managed Risk - Balanced ETF Service Class	35,321,810.706	408,675,621	453,178,831	83	453,178,914	92,287,393	1.182569	13.805374
TA Managed Risk - Conservative ETF Service Class	6,093,521.612	73,355,611	76,229,955	(44)	76,229,911	21,020,453	1.196153	13.194429
TA Managed Risk - Growth ETF Service Class	32,697,120.887	329,339,734	354,763,762	(80)	354,763,682	82,914,893	1.396277	14.924205
TA Market Participation Strategy Service Class	2,846,679.551	33,243,919	33,306,151	29	33,306,180	6,372,242	1.373424	14.947930
TA Morgan Stanley Capital Growth Initial Class	112,163.446	1,941,489	2,070,537	(6)	2,070,531	497,222	3.460703	10.546561
TA Morgan Stanley Capital Growth Service Class	1,710,775.926	29,528,747	30,451,811	(1)	30,451,810	2,312,397	3.159661	28.633381
TA Multi-Managed Balanced Initial Class	2,295.965	30,878	35,679	(10)	35,669	12,065	2.587224	3.064942
TA Multi-Managed Balanced Service Class	9,278,375.878	127,703,064	140,845,746	44	140,845,790	14,676,803	1.917095	16.935426
TA Multi-Manager Alternative Strategies Service Class	40,053.864	399,360	408,149	-	408,149	39,931	9.827363	10.759892
TA PIMCO Tactical - Balanced Service Class	2,874,927.423	33,467,288	35,792,846	(18)	35,792,828	8,706,125	1.184655	14.242665
TA PIMCO Tactical - Conservative Service Class	1,878,357.071	21,452,493	22,878,389	(13)	22,878,376	5,073,711	1.152799	13.812809
TA PIMCO Tactical - Growth Service Class	3,102,956.934	35,337,901	38,321,518	3	38,321,521	6,130,646	1.205599	14.795020
TA PIMCO Total Return Initial Class	21,349.127	245,018	251,066	3	251,069	144,114	1.429002	1.788380
TA PIMCO Total Return Service Class	6,155,660.385	70,139,978	71,713,443	86	71,713,529	24,181,100	1.129466	11.292052
TA PineBridge Inflation Opportunities Service Class	1,549,068.916	15,929,728	16,265,224	(14)	16,265,210	6,890,549	1.003019	10.721312
TA ProFunds UltraBear Service Class (OAM)	1,620,055.527	712,911	453,616	120	453,736	18,877,817	0.022777	4.085741
TA QS Investors Active Asset Allocation - Conservative Service Class	2,048,092.221	21,738,665	22,160,358	(18)	22,160,340	6,386,750	1.124829	12.586417
TA QS Investors Active Asset Allocation - Moderate Service Class	7,409,314.588	83,838,201	85,725,770	51	85,725,821	21,167,125	1.189098	12.826137
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	4,251,674.551	47,475,379	48,681,674	69	48,681,743	10,905,328	1.175003	13.178551
TA Small/Mid Cap Value Initial Class	151,571.356	2,887,912	2,957,157	6	2,957,163	258,481	2.228640	18.992028
TA Small/Mid Cap Value Service Class	875,248.770	16,860,569	16,559,707	51	16,559,758	3,108,705	2.381408	18.502409
TA T. Rowe Price Small Cap Initial Class	10,925.273	149,224	179,393	(4)	179,389	55,309	2.654063	23.134489
TA T. Rowe Price Small Cap Service Class	2,778,537.894	39,299,754	42,539,415	(55)	42,539,360	4,617,104	3.286651	22.537792
TA TS&W International Equity Initial Class	48,800.924	585,903	680,773	12	680,785	259,790	1.588245	13.472175
TA TS&W International Equity Service Class	290,872.865	3,728,033	4,022,772	(3)	4,022,769	670,221	1.117687	13.122850
TA U.S. Equity Index Service Class	2,448,399.095	31,264,616	34,204,135	(1)	34,204,134	2,521,965	13.126540	13.947190
TA WMC US Growth Initial Class	153,747.650	4,318,329	5,281,232	33	5,281,265	2,182,247	2.331741	25.976133
TA WMC US Growth Service Class	1,104,075.425	30,575,725	36,887,160	30	36,887,190	4,841,963	2.349056	25.299834
Vanguard® - Capital Growth	-	-	-	-	-	-	9.996130	9.996734
Vanguard® - Conservative Allocation	-	-	-	-	-	-	10.017464	10.018067
Vanguard® - Diversified Value	-	-	-	-	-	-	10.029067	10.029672
Vanguard® Balanced	-	-	-	-	-	-	10.018668	10.019273
Vanguard® Equity Income	-	-	-	-	-	-	10.011008	10.011612
Vanguard® Equity Index	0.025	1	1	(1)	-	-	21.718082	22.233362
Vanguard® Global Bond Index	-	-	-	-	-	-	10.003255	10.003858
Vanguard® Growth	-	-	-	-	-	-	10.020892	10.021498
Vanguard® High Yield Bond	-	-	-	-	-	-	9.998584	9.999187
Vanguard® International	-	-	-	-	-	-	17.035388	17.439617
Vanguard® Mid-Cap Index	28,677.140	674,242	689,112	-	689,112	35,072	19.551647	20.015600
Vanguard® Moderate Allocation	-	-	-	-	-	-	10.025212	10.025816

See accompanying notes.	4

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2019

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Vanguard® Money Market	-	$-	$-	$-	$-	-	$10.002871	$10.003474
Vanguard® Real Estate Index	20,764.170	279,306	285,300	-	285,300	18,469	15.404460	15.769934
Vanguard® Short-Term Investment Grade	76,073.844	822,934	824,640	-	824,640	76,045	10.800536	11.056859
Vanguard® Total Bond Market Index	64,078.043	782,393	782,393	-	782,393	70,627	11.061419	11.323946
Vanguard® Total International Stock Market Index	-	-	-	-	-	-	10.064487	10.065095
Vanguard® Total Stock Market Index	-	-	-	-	-	-	10.026688	10.027294
Voya Global Perspectives Class S Shares	-	-	-	-	-	-	11.216562	11.895959
Voya Large Cap Value Class S Shares	-	-	-	-	-	-	12.302833	13.010274
Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-	11.168304	11.620652
Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-	11.748723	12.224651
Wanger International	-	-	-	-	-	-	14.110258	14.443439
Wanger USA	-	-	-	-	-	-	21.363082	21.867468

See accompanying notes.	5

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	AB Balanced Wealth Strategy Class B Shares Subaccount	AB Growth and Income Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	American Funds - Asset Allocation Class 2 Shares Subaccount	American Funds - Bond Class 2 Shares Subaccount

Net Assets as of December 31, 2017:	$4,712,679	$25,327,849	$445,455	$54,222,730	$16,486,527

Investment Income:
Reinvested Dividends	84,866	190,319	-	979,042	381,919
Investment Expense:
Mortality and Expense Risk and Administrative Charges	80,867	372,147	6,083	917,312	268,293
Net Investment Income (Loss)	3,999	(181,828)	(6,083)	61,730	113,626

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	379,799	2,893,036	51,116	2,280,167	22,541
Realized Gain (Loss) on Investments	(54,752)	783,886	65,071	1,724,304	(159,664)
Net Realized Capital Gains (Losses) on Investments	325,047	3,676,922	116,187	4,004,471	(137,123)
Net Change in Unrealized Appreciation (Depreciation)	(753,760)	(5,248,328)	(98,999)	(7,878,698)	(373,910)
Net Gain (Loss) on Investment	(428,713)	(1,571,406)	17,188	(3,874,227)	(511,033)

Net Increase (Decrease) in Net Assets Resulting from Operations	(424,714)	(1,753,234)	11,105	(3,812,497)	(397,407)

Increase (Decrease) in Net Assets from Contract Transactions	656,550	(1,025,576)	(77,572)	3,873,151	(580,582)

Total Increase (Decrease) in Net Assets	231,836	(2,778,810)	(66,467)	60,654	(977,989)

Net Assets as of December 31, 2018:	$4,944,515	$22,549,039	$378,988	$54,283,384	$15,508,538

Investment Income:
Reinvested Dividends	130,082	257,462	-	1,201,329	456,457
Investment Expense:
Mortality and Expense Risk and Administrative Charges	86,953	359,226	5,725	1,049,140	289,552
Net Investment Income (Loss)	43,129	(101,764)	(5,725)	152,189	166,905

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	674,822	2,706,336	56,876	3,110,573	-
Realized Gain (Loss) on Investments	(124,803)	354,756	42,566	953,214	24,616
Net Realized Capital Gains (Losses) on Investments	550,019	3,061,092	99,442	4,063,787	24,616
Net Change in Unrealized Appreciation (Depreciation)	225,093	1,831,993	18,424	6,421,324	1,074,292
Net Gain (Loss) on Investment	775,112	4,893,085	117,866	10,485,111	1,098,908

Net Increase (Decrease) in Net Assets Resulting from Operations	818,241	4,791,321	112,141	10,637,300	1,265,813

Increase (Decrease) in Net Assets from Contract Transactions	12,257	(2,531,696)	(92,511)	1,896,900	955,546

Total Increase (Decrease) in Net Assets	830,498	2,259,625	19,630	12,534,200	2,221,359

Net Assets as of December 31, 2019:	$5,775,013	$24,808,664	$398,618	$66,817,584	$17,729,897

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	American Funds - Growth Class 2 Shares	American Funds - Growth- Income Class 2 Shares	American Funds - International Class 2 Shares	DFA VA Equity Allocation	DFA VA Global Bond
	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)

Net Assets as of December 31, 2017:	$43,786,720	$31,707,232	$17,419,416	$-	$-

Investment Income:
Reinvested Dividends	214,820	455,028	520,971	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	844,766	531,638	417,448	-	-
Net Investment Income (Loss)	(629,946)	(76,610)	103,523	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,661,468	1,994,012	847,593	-	-
Realized Gain (Loss) on Investments	1,498,128	882,708	121,259	-	-
Net Realized Capital Gains (Losses) on Investments	6,159,596	2,876,720	968,852	-	-
Net Change in Unrealized Appreciation (Depreciation)	(6,779,314)	(4,022,359)	(5,968,544)	-	-
Net Gain (Loss) on Investment	(619,718)	(1,145,639)	(4,999,692)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,249,664)	(1,222,249)	(4,896,169)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	927,421	(924,635)	15,994,922	-	-

Total Increase (Decrease) in Net Assets	(322,243)	(2,146,884)	11,098,753	-	-

Net Assets as of December 31, 2018:	$43,464,477	$29,560,348	$28,518,169	$-	$-

Investment Income:
Reinvested Dividends	479,711	700,089	550,335	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,008,244	682,961	615,500	-	-
Net Investment Income (Loss)	(528,533)	17,128	(65,165)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,241,646	3,900,466	883,652	-	-
Realized Gain (Loss) on Investments	951,689	471,189	179,650	-	-
Net Realized Capital Gains (Losses) on Investments	7,193,335	4,371,655	1,063,302	-	-
Net Change in Unrealized Appreciation (Depreciation)	7,847,420	3,634,725	5,519,753	-	-
Net Gain (Loss) on Investment	15,040,755	8,006,380	6,583,055	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	14,512,222	8,023,508	6,517,890	-	-

Increase (Decrease) in Net Assets from Contract Transactions	14,879,462	8,405,861	5,826,968	-	-

Total Increase (Decrease) in Net Assets	29,391,684	16,429,369	12,344,858	-	-

Net Assets as of December 31, 2019:	$72,856,161	$45,989,717	$40,863,027	$-	$-

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	DFA VA Global Moderate Allocation	DFA VA International Small	DFA VA International Value	DFA VA Short-Term Fixed	DFA VA U.S. Large Value
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)

Net Assets as of December 31, 2017:	$-	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	-
Net Investment Income (Loss)	-	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-	-

Net Assets as of December 31, 2018:	$-	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	-
Net Investment Income (Loss)	-	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-	-

Net Assets as of December 31, 2019:	$-	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	DFA VA U.S. Targeted Value	Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Equity-Income Service Class 2
	Subaccount(1)	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$-	$24,492,159	$-	$44,958,123	$761,780

Investment Income:
Reinvested Dividends	-	361,168	-	194,833	11,958
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	372,196	-	656,860	9,534
Net Investment Income (Loss)	-	(11,028)	-	(462,027)	2,424

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,287,747	-	3,963,223	34,596
Realized Gain (Loss) on Investments	-	573,253	-	248,190	31,075
Net Realized Capital Gains (Losses) on Investments	-	1,861,000	-	4,211,413	65,671
Net Change in Unrealized Appreciation (Depreciation)	-	(3,641,031)	-	(7,187,985)	(122,221)
Net Gain (Loss) on Investment	-	(1,780,031)	-	(2,976,572)	(56,550)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(1,791,059)	-	(3,438,599)	(54,126)

Increase (Decrease) in Net Assets from Contract Transactions	-	4,007,803	-	(4,374,193)	(205,014)

Total Increase (Decrease) in Net Assets	-	2,216,744	-	(7,812,792)	(259,140)

Net Assets as of December 31, 2018:	$-	$26,708,903	$-	$37,145,331	$502,640

Investment Income:
Reinvested Dividends	-	499,219	-	119,544	9,761
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	424,097	-	693,045	7,786
Net Investment Income (Loss)	-	75,122	-	(573,501)	1,975

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,430,559	-	4,996,931	35,911
Realized Gain (Loss) on Investments	-	369,756	-	8,042	331
Net Realized Capital Gains (Losses) on Investments	-	1,800,315	-	5,004,973	36,242
Net Change in Unrealized Appreciation (Depreciation)	-	4,319,284	-	7,811,782	82,470
Net Gain (Loss) on Investment	-	6,119,599	-	12,816,755	118,712

Net Increase (Decrease) in Net Assets Resulting from Operations	-	6,194,721	-	12,243,254	120,687

Increase (Decrease) in Net Assets from Contract Transactions	-	1,868,554	-	14,950,261	(54,982)

Total Increase (Decrease) in Net Assets	-	8,063,275	-	27,193,515	65,705

Net Assets as of December 31, 2019:	$-	$34,772,178	$-	$64,338,846	$568,345

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Value Strategies Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$1,003,079	$2,289	$-	$36,379,914	$27,025

Investment Income:
Reinvested Dividends	425	2	-	117,070	256
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,959	35	-	474,371	171
Net Investment Income (Loss)	(14,534)	(33)	-	(357,301)	85

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	147,043	135	-	3,138,834	1,183
Realized Gain (Loss) on Investments	62,060	61	-	810,380	(4)
Net Realized Capital Gains (Losses) on Investments	209,103	196	-	3,949,214	1,179
Net Change in Unrealized Appreciation (Depreciation)	(203,388)	73	-	(7,390,890)	(6,090)
Net Gain (Loss) on Investment	5,715	269	-	(3,441,676)	(4,911)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,819)	236	-	(3,798,977)	(4,826)

Increase (Decrease) in Net Assets from Contract Transactions	(86,747)	(82)	-	(12,187,209)	(4)

Total Increase (Decrease) in Net Assets	(95,566)	154	-	(15,986,186)	(4,830)

Net Assets as of December 31, 2018:	$907,513	$2,443	$-	$20,393,728	$22,195

Investment Income:
Reinvested Dividends	568	-	-	174,074	413
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,904	40	-	357,956	167
Net Investment Income (Loss)	(14,336)	(40)	-	(183,882)	246

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	64,741	233	-	2,788,485	2,352
Realized Gain (Loss) on Investments	27,381	72	-	(369,387)	(352)
Net Realized Capital Gains (Losses) on Investments	92,122	305	-	2,419,098	2,000
Net Change in Unrealized Appreciation (Depreciation)	207,280	639	-	2,407,923	4,970
Net Gain (Loss) on Investment	299,402	944	-	4,827,021	6,970

Net Increase (Decrease) in Net Assets Resulting from Operations	285,066	904	-	4,643,139	7,216

Increase (Decrease) in Net Assets from Contract Transactions	(46,849)	(89)	-	2,155,682	(3,106)

Total Increase (Decrease) in Net Assets	238,217	815	-	6,798,821	4,110

Net Assets as of December 31, 2019:	$1,145,730	$3,258	$-	$27,192,549	$26,305

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Fidelity® VIP Value Strategies Service Class 2	Franklin Allocation Class 4 Shares	Franklin Income Class 2 Shares	Franklin Mutual Shares Class 2 Shares	Franklin Templeton Foreign Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$12,836,585	$3,384,945	$3,318,178	$705,918	$1,730,862

Investment Income:
Reinvested Dividends	79,421	90,070	148,761	14,250	40,794
Investment Expense:
Mortality and Expense Risk and Administrative Charges	169,353	48,850	44,514	9,449	22,073
Net Investment Income (Loss)	(89,932)	41,220	104,247	4,801	18,721

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	517,444	73,713	-	22,189	-
Realized Gain (Loss) on Investments	(551,402)	(33,039)	46,068	34,210	25,332
Net Realized Capital Gains (Losses) on Investments	(33,958)	40,674	46,068	56,399	25,332
Net Change in Unrealized Appreciation (Depreciation)	(1,971,653)	(378,166)	(307,450)	(122,741)	(295,315)
Net Gain (Loss) on Investment	(2,005,611)	(337,492)	(261,382)	(66,342)	(269,983)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,095,543)	(296,272)	(157,135)	(61,541)	(251,262)

Increase (Decrease) in Net Assets from Contract Transactions	(2,130,959)	(786,401)	(583,402)	(133,400)	(299,581)

Total Increase (Decrease) in Net Assets	(4,226,502)	(1,082,673)	(740,537)	(194,941)	(550,843)

Net Assets as of December 31, 2018:	$8,610,083	$2,302,272	$2,577,641	$510,977	$1,180,019

Investment Income:
Reinvested Dividends	170,427	79,165	136,932	8,972	19,849
Investment Expense:
Mortality and Expense Risk and Administrative Charges	166,826	37,763	37,573	7,890	16,593
Net Investment Income (Loss)	3,601	41,402	99,359	1,082	3,256

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,048,705	152,299	41,386	47,975	11,848
Realized Gain (Loss) on Investments	(490,258)	(59,629)	38,282	20,367	(7,115)
Net Realized Capital Gains (Losses) on Investments	558,447	92,670	79,668	68,342	4,733
Net Change in Unrealized Appreciation (Depreciation)	2,526,881	251,153	165,989	29,283	106,793
Net Gain (Loss) on Investment	3,085,328	343,823	245,657	97,625	111,526

Net Increase (Decrease) in Net Assets Resulting from Operations	3,088,929	385,225	345,016	98,707	114,782

Increase (Decrease) in Net Assets from Contract Transactions	1,401,865	(420,796)	(624,340)	(88,516)	(210,181)

Total Increase (Decrease) in Net Assets	4,490,794	(35,571)	(279,324)	10,191	(95,399)

Net Assets as of December 31, 2019:	$13,100,877	$2,266,701	$2,298,317	$521,168	$1,084,620

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Invesco V.I. American Franchise Series II Shares	Janus Henderson - Enterprise Service Shares	Janus Henderson - Global Research Service Shares	Janus Henderson - Mid Cap Value Service Shares	JPMorgan Insurance Trust Core Bond Class 1 Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$200,731	$356,554	$389,774	$2,549	$480,107

Investment Income:
Reinvested Dividends	-	431	3,658	22	10,598
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,133	4,672	5,926	33	6,309
Net Investment Income (Loss)	(3,133)	(4,241)	(2,268)	(11)	4,289

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,559	15,818	-	214	722
Realized Gain (Loss) on Investments	5,478	49,221	33,930	21	(3,586)
Net Realized Capital Gains (Losses) on Investments	19,037	65,039	33,930	235	(2,864)
Net Change in Unrealized Appreciation (Depreciation)	(25,406)	(63,250)	(62,214)	(592)	(8,294)
Net Gain (Loss) on Investment	(6,369)	1,789	(28,284)	(357)	(11,158)

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,502)	(2,452)	(30,552)	(368)	(6,869)

Increase (Decrease) in Net Assets from Contract Transactions	(9,237)	(58,148)	(61,275)	(92)	(39,877)

Total Increase (Decrease) in Net Assets	(18,739)	(60,600)	(91,827)	(460)	(46,746)

Net Assets as of December 31, 2018:	$181,992	$295,954	$297,947	$2,089	$433,361

Investment Income:
Reinvested Dividends	-	184	2,906	35	10,669
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,836	5,007	5,266	33	5,900
Net Investment Income (Loss)	(2,836)	(4,823)	(2,360)	2	4,769

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	29,415	22,027	20,765	176	-
Realized Gain (Loss) on Investments	24,591	5,368	9,266	(3)	(5,296)
Net Realized Capital Gains (Losses) on Investments	54,006	27,395	30,031	173	(5,296)
Net Change in Unrealized Appreciation (Depreciation)	916	75,440	50,271	393	28,605
Net Gain (Loss) on Investment	54,922	102,835	80,302	566	23,309

Net Increase (Decrease) in Net Assets Resulting from Operations	52,086	98,012	77,942	568	28,078

Increase (Decrease) in Net Assets from Contract Transactions	(72,716)	(5,614)	(15,171)	(78)	(34,896)

Total Increase (Decrease) in Net Assets	(20,630)	92,398	62,771	490	(6,818)

Net Assets as of December 31, 2019:	$161,362	$388,352	$360,718	$2,579	$426,543

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	JPMorgan Insurance Trust Small Cap Core Class 1 Shares	JPMorgan Insurance Trust U.S. Equity Class 1 Shares	MFS® New Discovery Service Class	MFS® Total Return Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$181,699	$8,950	$85,661	$1,753,527	$1,277,761

Investment Income:
Reinvested Dividends	1,735	35	713	-	21,348
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,313	128	1,143	26,331	15,868
Net Investment Income (Loss)	(578)	(93)	(430)	(26,331)	5,480

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,900	593	10,124	255,969	49,157
Realized Gain (Loss) on Investments	1,420	169	1,103	72,253	62,041
Net Realized Capital Gains (Losses) on Investments	4,320	762	11,227	328,222	111,198
Net Change in Unrealized Appreciation (Depreciation)	(27,297)	(1,824)	(17,022)	(318,017)	(193,908)
Net Gain (Loss) on Investment	(22,977)	(1,062)	(5,795)	10,205	(82,710)

Net Increase (Decrease) in Net Assets Resulting from Operations	(23,555)	(1,155)	(6,225)	(16,126)	(77,230)

Increase (Decrease) in Net Assets from Contract Transactions	1	(158)	(1,080)	(257,048)	(263,934)

Total Increase (Decrease) in Net Assets	(23,554)	(1,313)	(7,305)	(273,174)	(341,164)

Net Assets as of December 31, 2018:	$158,145	$7,637	$78,356	$1,480,353	$936,597

Investment Income:
Reinvested Dividends	2,922	35	772	-	21,097
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,347	64	1,183	25,659	14,103
Net Investment Income (Loss)	575	(29)	(411)	(25,659)	6,994

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,133	1,007	6,331	351,201	26,973
Realized Gain (Loss) on Investments	1,414	2,355	1,136	24,749	25,596
Net Realized Capital Gains (Losses) on Investments	13,547	3,362	7,467	375,950	52,569
Net Change in Unrealized Appreciation (Depreciation)	25,652	(2,189)	16,353	211,958	106,361
Net Gain (Loss) on Investment	39,199	1,173	23,820	587,908	158,930

Net Increase (Decrease) in Net Assets Resulting from Operations	39,774	1,144	23,409	562,249	165,924

Increase (Decrease) in Net Assets from Contract Transactions	(2)	(7,615)	(1,184)	(144,895)	(98,402)

Total Increase (Decrease) in Net Assets	39,772	(6,471)	22,225	417,354	67,522

Net Assets as of December 31, 2019:	$197,917	$1,166	$100,581	$1,897,707	$1,004,119

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	State Street Total Return V.I.S. Class 3 Shares	TA 60/40 Allocation Service Class	TA Aegon High Yield Bond Initial Class	TA Aegon High Yield Bond Service Class	TA Aegon U.S. Government Securities Initial Class
	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$3,637,485	$-	$130,755	$7,261,724	$284,854

Investment Income:
Reinvested Dividends	102,926	-	8,672	420,563	7,940
Investment Expense:
Mortality and Expense Risk and Administrative Charges	71,328	1,906	1,675	98,037	3,664
Net Investment Income (Loss)	31,598	(1,906)	6,997	322,526	4,276

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,086,356	-	-	-	-
Realized Gain (Loss) on Investments	56,878	563	(161)	(49,599)	(4,136)
Net Realized Capital Gains (Losses) on Investments	1,143,234	563	(161)	(49,599)	(4,136)
Net Change in Unrealized Appreciation (Depreciation)	(1,588,743)	(30,108)	(11,624)	(549,863)	(3,553)
Net Gain (Loss) on Investment	(445,509)	(29,545)	(11,785)	(599,462)	(7,689)

Net Increase (Decrease) in Net Assets Resulting from Operations	(413,911)	(31,451)	(4,788)	(276,936)	(3,413)

Increase (Decrease) in Net Assets from Contract Transactions	1,648,639	617,558	6,393	(600,836)	(20,356)

Total Increase (Decrease) in Net Assets	1,234,728	586,107	1,605	(877,772)	(23,769)

Net Assets as of December 31, 2018:	$4,872,213	$586,107	$132,360	$6,383,952	$261,085

Investment Income:
Reinvested Dividends	95,026	1,550	5,193	438,157	3,923
Investment Expense:
Mortality and Expense Risk and Administrative Charges	73,533	9,482	1,148	99,042	2,977
Net Investment Income (Loss)	21,493	(7,932)	4,045	339,115	946

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,152	-	-	-
Realized Gain (Loss) on Investments	(646,986)	1,407	(1,895)	(19,672)	(14,748)
Net Realized Capital Gains (Losses) on Investments	(646,986)	2,559	(1,895)	(19,672)	(14,748)
Net Change in Unrealized Appreciation (Depreciation)	1,251,903	139,100	11,786	507,376	24,353
Net Gain (Loss) on Investment	604,917	141,659	9,891	487,704	9,605

Net Increase (Decrease) in Net Assets Resulting from Operations	626,410	133,727	13,936	826,819	10,551

Increase (Decrease) in Net Assets from Contract Transactions	(851,589)	433,624	(63,368)	685,090	(85,093)

Total Increase (Decrease) in Net Assets	(225,179)	567,351	(49,432)	1,511,909	(74,542)

Net Assets as of December 31, 2019:	$4,647,034	$1,153,458	$82,928	$7,895,861	$186,543

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA Aegon U.S. Government Securities Service Class	TA American Funds Managed Risk - Balanced Service Class	TA Barrow Hanley Dividend Focused Initial Class	TA Barrow Hanley Dividend Focused Service Class	TA BlackRock Global Allocation Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$28,859,784	$50,784,606	$3,740,605	$23,499,428	$72,510,972

Investment Income:
Reinvested Dividends	605,379	468,554	75,090	449,849	779,559
Investment Expense:
Mortality and Expense Risk and Administrative Charges	384,569	745,431	48,508	343,365	971,232
Net Investment Income (Loss)	220,810	(276,877)	26,582	106,484	(191,673)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,797,251	-	-	752,935
Realized Gain (Loss) on Investments	(1,792,706)	801,343	89,897	757,150	1,202,062
Net Realized Capital Gains (Losses) on Investments	(1,792,706)	2,598,594	89,897	757,150	1,954,997
Net Change in Unrealized Appreciation (Depreciation)	1,506,881	(6,475,837)	(557,592)	(3,919,975)	(7,944,965)
Net Gain (Loss) on Investment	(285,825)	(3,877,243)	(467,695)	(3,162,825)	(5,989,968)

Net Increase (Decrease) in Net Assets Resulting from Operations	(65,015)	(4,154,120)	(441,113)	(3,056,341)	(6,181,641)

Increase (Decrease) in Net Assets from Contract Transactions	30,130,227	10,340,926	(281,645)	(381,469)	(5,581,528)

Total Increase (Decrease) in Net Assets	30,065,212	6,186,806	(722,758)	(3,437,810)	(11,763,169)

Net Assets as of December 31, 2018:	$58,924,996	$56,971,412	$3,017,847	$20,061,618	$60,747,803

Investment Income:
Reinvested Dividends	605,992	830,847	80,654	513,316	619,928
Investment Expense:
Mortality and Expense Risk and Administrative Charges	535,571	881,128	45,168	326,421	895,879
Net Investment Income (Loss)	70,421	(50,281)	35,486	186,895	(275,951)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,551,695	495,573	3,546,190	2,716,588
Realized Gain (Loss) on Investments	761,772	852,176	128,894	629,894	845,530
Net Realized Capital Gains (Losses) on Investments	761,772	2,403,871	624,467	4,176,084	3,562,118
Net Change in Unrealized Appreciation (Depreciation)	931,202	7,521,431	(17,370)	20,273	6,456,229
Net Gain (Loss) on Investment	1,692,974	9,925,302	607,097	4,196,357	10,018,347

Net Increase (Decrease) in Net Assets Resulting from Operations	1,763,395	9,875,021	642,583	4,383,252	9,742,396

Increase (Decrease) in Net Assets from Contract Transactions	(27,484,200)	8,726,646	(366,456)	(1,193,109)	(2,335,309)

Total Increase (Decrease) in Net Assets	(25,720,805)	18,601,667	276,127	3,190,143	7,407,087

Net Assets as of December 31, 2019:	$33,204,191	$75,573,079	$3,293,974	$23,251,761	$68,154,890

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA BlackRock Global Allocation Managed Risk -Balanced Service Class	TA BlackRock Global Allocation Managed Risk -Growth Service Class	TA BlackRock Global Real Estate Securities Initial Class	TA BlackRock Global Real Estate Securities Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$9,425,985	$9,906,384	$22,719	$6,088,478

Investment Income:
Reinvested Dividends	133,224	128,399	1,893	454,929
Investment Expense:
Mortality and Expense Risk and Administrative Charges	145,503	133,687	300	85,319
Net Investment Income (Loss)	(12,279)	(5,288)	1,593	369,610

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	84,205	-	-
Realized Gain (Loss) on Investments	25,929	52,603	(380)	(48,895)
Net Realized Capital Gains (Losses) on Investments	25,929	136,808	(380)	(48,895)
Net Change in Unrealized Appreciation (Depreciation)	(1,096,332)	(1,304,346)	(3,751)	(1,004,230)
Net Gain (Loss) on Investment	(1,070,403)	(1,167,538)	(4,131)	(1,053,125)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,082,682)	(1,172,826)	(2,538)	(683,515)

Increase (Decrease) in Net Assets from Contract Transactions	3,534,800	444,846	(1,105)	(614,910)

Total Increase (Decrease) in Net Assets	2,452,118	(727,980)	(3,643)	(1,298,425)

Net Assets as of December 31, 2018:	$11,878,103	$9,178,404	$19,076	$4,790,053

Investment Income:
Reinvested Dividends	409,225	318,477	141	34,701
Investment Expense:
Mortality and Expense Risk and Administrative Charges	176,566	127,074	246	85,402
Net Investment Income (Loss)	232,659	191,403	(105)	(50,701)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	16,670	21,409	(1,605)	22,598
Net Realized Capital Gains (Losses) on Investments	16,670	21,409	(1,605)	22,598
Net Change in Unrealized Appreciation (Depreciation)	1,452,339	1,245,846	5,648	1,156,607
Net Gain (Loss) on Investment	1,469,009	1,267,255	4,043	1,179,205

Net Increase (Decrease) in Net Assets Resulting from Operations	1,701,668	1,458,658	3,938	1,128,504

Increase (Decrease) in Net Assets from Contract Transactions	1,653,891	(374,823)	(7,791)	488,497

Total Increase (Decrease) in Net Assets	3,355,559	1,083,835	(3,853)	1,617,001

Net Assets as of December 31, 2019:	$15,233,662	$10,262,239	$15,223	$6,407,054

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA BlackRock Government Money Market Initial Class	TA BlackRock Government Money Market Service Class	TA BlackRock iShares Edge 100 Service Class	TA BlackRock iShares Edge 40 Initial Class	TA BlackRock iShares Edge 40 Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$165,775	$22,509,391	$21,047,568	$63,870	$22,153,340

Investment Income:
Reinvested Dividends	4,093	207,917	251,318	1,207	355,536
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,108	409,190	196,152	874	301,739
Net Investment Income (Loss)	985	(201,273)	55,166	333	53,797

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	245,520	-	-
Realized Gain (Loss) on Investments	-	-	79,313	261	366,370
Net Realized Capital Gains (Losses) on Investments	-	-	324,833	261	366,370
Net Change in Unrealized Appreciation (Depreciation)	-	-	(1,717,339)	(4,084)	(1,655,710)
Net Gain (Loss) on Investment	-	-	(1,392,506)	(3,823)	(1,289,340)

Net Increase (Decrease) in Net Assets Resulting from Operations	985	(201,273)	(1,337,340)	(3,490)	(1,235,543)

Increase (Decrease) in Net Assets from Contract Transactions	65,491	(1,841,113)	478,814	(597)	(1,124,179)

Total Increase (Decrease) in Net Assets	66,476	(2,042,386)	(858,526)	(4,087)	(2,359,722)

Net Assets as of December 31, 2018:	$232,251	$20,467,005	$20,189,042	$59,783	$19,793,618

Investment Income:
Reinvested Dividends	3,696	429,667	353,708	1,317	424,317
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,617	340,276	209,064	843	298,265
Net Investment Income (Loss)	1,079	89,391	144,644	474	126,052

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	688,845	7,791	2,846,163
Realized Gain (Loss) on Investments	-	-	72,227	1,337	261,586
Net Realized Capital Gains (Losses) on Investments	-	-	761,072	9,128	3,107,749
Net Change in Unrealized Appreciation (Depreciation)	-	-	3,868,417	(1,826)	(590,556)
Net Gain (Loss) on Investment	-	-	4,629,489	7,302	2,517,193

Net Increase (Decrease) in Net Assets Resulting from Operations	1,079	89,391	4,774,133	7,776	2,643,245

Increase (Decrease) in Net Assets from Contract Transactions	(54,267)	8,830,319	618,906	(6,364)	(601,584)

Total Increase (Decrease) in Net Assets	(53,188)	8,919,710	5,393,039	1,412	2,041,661

Net Assets as of December 31, 2019:	$179,063	$29,386,715	$25,582,081	$61,195	$21,835,279

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA BlackRock iShares Edge 50 Service Class	TA BlackRock iShares Edge 75 Service Class	TA BlackRock Tactical Allocation Service Class	TA Greystone International Growth Initial Class	TA Greystone International Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$8,137,482	$12,688,035	$108,003,935	$113,918	$23,218,498

Investment Income:
Reinvested Dividends	90,372	123,081	1,022,745	1,329	90,149
Investment Expense:
Mortality and Expense Risk and Administrative Charges	125,760	141,181	1,456,902	1,498	252,575
Net Investment Income (Loss)	(35,388)	(18,100)	(434,157)	(169)	(162,426)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	53,502	70,826	4,640,313	565	48,724
Realized Gain (Loss) on Investments	70,582	75,267	539,732	1,177	1,765,157
Net Realized Capital Gains (Losses) on Investments	124,084	146,093	5,180,045	1,742	1,813,881
Net Change in Unrealized Appreciation (Depreciation)	(569,302)	(930,181)	(10,565,567)	(22,750)	(4,165,463)
Net Gain (Loss) on Investment	(445,218)	(784,088)	(5,385,522)	(21,008)	(2,351,582)

Net Increase (Decrease) in Net Assets Resulting from Operations	(480,606)	(802,188)	(5,819,679)	(21,177)	(2,514,008)

Increase (Decrease) in Net Assets from Contract Transactions	5,730,000	2,432,134	(7,208,593)	(5,729)	(13,843,872)

Total Increase (Decrease) in Net Assets	5,249,394	1,629,946	(13,028,272)	(26,906)	(16,357,880)

Net Assets as of December 31, 2018:	$13,386,876	$14,317,981	$94,975,663	$87,012	$6,860,618

Investment Income:
Reinvested Dividends	187,335	177,101	2,145,536	1,653	99,354
Investment Expense:
Mortality and Expense Risk and Administrative Charges	245,341	200,838	1,368,545	1,380	103,263
Net Investment Income (Loss)	(58,006)	(23,737)	776,991	273	(3,909)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	31,222	69,168	4,529,129	16,600	1,217,225
Realized Gain (Loss) on Investments	234,468	77,063	507,505	1,864	(56,369)
Net Realized Capital Gains (Losses) on Investments	265,690	146,231	5,036,634	18,464	1,160,856
Net Change in Unrealized Appreciation (Depreciation)	2,276,236	2,972,647	8,315,536	3,760	526,160
Net Gain (Loss) on Investment	2,541,926	3,118,878	13,352,170	22,224	1,687,016

Net Increase (Decrease) in Net Assets Resulting from Operations	2,483,920	3,095,141	14,129,161	22,497	1,683,107

Increase (Decrease) in Net Assets from Contract Transactions	11,066,504	3,994,406	(11,159,656)	4,215	(464,676)

Total Increase (Decrease) in Net Assets	13,550,424	7,089,547	2,969,505	26,712	1,218,431

Net Assets as of December 31, 2019:	$26,937,300	$21,407,528	$97,945,168	$113,724	$8,079,049

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA International Equity Index Service Class	TA Janus Balanced Service Class	TA Janus Mid-Cap Growth Initial Class	TA Janus Mid-Cap Growth Service Class	TA JPMorgan Asset Allocation - Conservative Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$385,013	$84,726,412	$14,086	$4,956,165	$17,848

Investment Income:
Reinvested Dividends	4,751	1,323,728	43	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,573	1,247,526	342	138,383	31
Net Investment Income (Loss)	(11,822)	76,202	(299)	(138,383)	(31)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,667	2,180,292	3,182	649,610	-
Realized Gain (Loss) on Investments	(18,474)	2,012,640	1,481	99,224	568
Net Realized Capital Gains (Losses) on Investments	(15,807)	4,192,932	4,663	748,834	568
Net Change in Unrealized Appreciation (Depreciation)	(221,589)	(5,638,588)	(11,088)	(1,866,694)	(810)
Net Gain (Loss) on Investment	(237,396)	(1,445,656)	(6,425)	(1,117,860)	(242)

Net Increase (Decrease) in Net Assets Resulting from Operations	(249,218)	(1,369,454)	(6,724)	(1,256,243)	(273)

Increase (Decrease) in Net Assets from Contract Transactions	1,177,469	2,490,154	57,127	9,465,697	(17,575)

Total Increase (Decrease) in Net Assets	928,251	1,120,700	50,403	8,209,454	(17,848)

Net Assets as of December 31, 2018:	$1,313,264	$85,847,112	$64,489	$13,165,619	$-

Investment Income:
Reinvested Dividends	31,218	1,321,528	14	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,327	1,328,572	266	250,524	-
Net Investment Income (Loss)	(1,109)	(7,044)	(252)	(250,524)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	4,319,553	1,044	958,651	-
Realized Gain (Loss) on Investments	(12,986)	2,484,429	2,694	492,818	-
Net Realized Capital Gains (Losses) on Investments	(12,986)	6,803,982	3,738	1,451,469	-
Net Change in Unrealized Appreciation (Depreciation)	425,853	10,491,458	12,601	3,441,382	-
Net Gain (Loss) on Investment	412,867	17,295,440	16,339	4,892,851	-

Net Increase (Decrease) in Net Assets Resulting from Operations	411,758	17,288,396	16,087	4,642,327	-

Increase (Decrease) in Net Assets from Contract Transactions	2,530,239	(779,199)	(59,306)	2,314,659	-

Total Increase (Decrease) in Net Assets	2,941,997	16,509,197	(43,219)	6,956,986	-

Net Assets as of December 31, 2019:	$4,255,261	$102,356,309	$21,270	$20,122,605	$-

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA JPMorgan Asset Allocation - Conservative Service Class	TA JPMorgan Asset Allocation - Growth Initial Class	TA JPMorgan Asset Allocation - Growth Service Class	TA JPMorgan Asset Allocation - Moderate Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$67,550,887	$37,480	$8,452,268	$724,297

Investment Income:
Reinvested Dividends	1,058,840	713	146,826	12,074
Investment Expense:
Mortality and Expense Risk and Administrative Charges	900,570	526	122,608	9,629
Net Investment Income (Loss)	158,270	187	24,218	2,445

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,784,627	2,483	586,919	32,842
Realized Gain (Loss) on Investments	(33,799)	143	373,069	6,833
Net Realized Capital Gains (Losses) on Investments	2,750,828	2,626	959,988	39,675
Net Change in Unrealized Appreciation (Depreciation)	(6,624,071)	(7,174)	(1,990,201)	(86,965)
Net Gain (Loss) on Investment	(3,873,243)	(4,548)	(1,030,213)	(47,290)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,714,973)	(4,361)	(1,005,995)	(44,845)

Increase (Decrease) in Net Assets from Contract Transactions	(1,917,044)	(1)	(633,474)	(34,981)

Total Increase (Decrease) in Net Assets	(5,632,017)	(4,362)	(1,639,469)	(79,826)

Net Assets as of December 31, 2018:	$61,918,870	$33,118	$6,812,799	$644,471

Investment Income:
Reinvested Dividends	1,494,732	653	121,913	7,780
Investment Expense:
Mortality and Expense Risk and Administrative Charges	855,946	521	113,659	6,591
Net Investment Income (Loss)	638,786	132	8,254	1,189

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,361,878	3,458	763,104	20,163
Realized Gain (Loss) on Investments	(337,782)	107	221,436	55,202
Net Realized Capital Gains (Losses) on Investments	2,024,096	3,565	984,540	75,365
Net Change in Unrealized Appreciation (Depreciation)	4,564,831	4,354	755,872	(13,375)
Net Gain (Loss) on Investment	6,588,927	7,919	1,740,412	61,990

Net Increase (Decrease) in Net Assets Resulting from Operations	7,227,713	8,051	1,748,666	63,179

Increase (Decrease) in Net Assets from Contract Transactions	(5,320,318)	-	1,261,403	(329,189)

Total Increase (Decrease) in Net Assets	1,907,395	8,051	3,010,069	(266,010)

Net Assets as of December 31, 2019:	$63,826,265	$41,169	$9,822,868	$378,461

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA JPMorgan Asset Allocation - Moderate Service Class	TA JPMorgan Asset Allocation - Moderate Growth Initial Class	TA JPMorgan Asset Allocation - Moderate Growth Service Class	TA JPMorgan Core Bond Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$300,651,662	$447,561	$200,756,348	$30,045,745

Investment Income:
Reinvested Dividends	4,688,662	8,397	3,253,362	880,462
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,131,881	5,836	2,803,047	423,530
Net Investment Income (Loss)	556,781	2,561	450,315	456,932

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	14,756,282	23,292	10,374,870	-
Realized Gain (Loss) on Investments	3,580,999	630	4,192,277	(181,153)
Net Realized Capital Gains (Losses) on Investments	18,337,281	23,922	14,567,147	(181,153)
Net Change in Unrealized Appreciation (Depreciation)	(38,994,466)	(63,524)	(31,733,959)	(720,722)
Net Gain (Loss) on Investment	(20,657,185)	(39,602)	(17,166,812)	(901,875)

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,100,404)	(37,041)	(16,716,497)	(444,943)

Increase (Decrease) in Net Assets from Contract Transactions	804,846	(70)	(9,717,118)	557,592

Total Increase (Decrease) in Net Assets	(19,295,558)	(37,111)	(26,433,615)	112,649

Net Assets as of December 31, 2018:	$281,356,104	$410,450	$174,322,733	$30,158,394

Investment Income:
Reinvested Dividends	5,864,491	6,991	3,539,545	894,030
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,058,421	3,546	2,575,688	513,763
Net Investment Income (Loss)	1,806,070	3,445	963,857	380,267

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	17,132,445	26,910	15,583,435	-
Realized Gain (Loss) on Investments	1,497,566	21,186	1,770,773	62,255
Net Realized Capital Gains (Losses) on Investments	18,630,011	48,096	17,354,208	62,255
Net Change in Unrealized Appreciation (Depreciation)	20,077,627	(5,426)	12,005,317	1,975,602
Net Gain (Loss) on Investment	38,707,638	42,670	29,359,525	2,037,857

Net Increase (Decrease) in Net Assets Resulting from Operations	40,513,708	46,115	30,323,382	2,418,124

Increase (Decrease) in Net Assets from Contract Transactions	(6,992,242)	(407,763)	(16,921,764)	8,855,368

Total Increase (Decrease) in Net Assets	33,521,466	(361,648)	13,401,618	11,273,492

Net Assets as of December 31, 2019:	$314,877,570	$48,802	$187,724,351	$41,431,886

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA JPMorgan Enhanced Index Initial Class	TA JPMorgan Enhanced Index Service Class	TA JPMorgan International Moderate Growth Service Class	TA JPMorgan Mid Cap Value Service Class	TA JPMorgan Tactical Allocation Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$722,249	$6,488,465	$50,493,353	$20,619,585	$85,781,288

Investment Income:
Reinvested Dividends	8,098	54,038	1,067,770	116,458	1,594,724
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,262	92,021	693,539	280,117	1,108,796
Net Investment Income (Loss)	(1,164)	(37,983)	374,231	(163,659)	485,928

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	31,726	268,265	499,247	418,723	2,344,426
Realized Gain (Loss) on Investments	16,019	405,153	801,360	(2,090,995)	962,206
Net Realized Capital Gains (Losses) on Investments	47,745	673,418	1,300,607	(1,672,272)	3,306,632
Net Change in Unrealized Appreciation (Depreciation)	(95,937)	(1,052,337)	(8,292,199)	(549,617)	(7,554,818)
Net Gain (Loss) on Investment	(48,192)	(378,919)	(6,991,592)	(2,221,889)	(4,248,186)

Net Increase (Decrease) in Net Assets Resulting from Operations	(49,356)	(416,902)	(6,617,361)	(2,385,548)	(3,762,258)

Increase (Decrease) in Net Assets from Contract Transactions	(34,496)	(777,535)	(1,938,414)	(3,813,905)	(3,969,888)

Total Increase (Decrease) in Net Assets	(83,852)	(1,194,437)	(8,555,775)	(6,199,453)	(7,732,146)

Net Assets as of December 31, 2018:	$638,397	$5,294,028	$41,937,578	$14,420,132	$78,049,142

Investment Income:
Reinvested Dividends	8,203	46,932	874,084	196,687	1,708,866
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,857	74,730	601,997	249,280	1,087,881
Net Investment Income (Loss)	(654)	(27,798)	272,087	(52,593)	620,985

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	80,612	579,284	3,507,575	1,553,485	1,019,815
Realized Gain (Loss) on Investments	28,454	397,231	187,879	(892,585)	859,070
Net Realized Capital Gains (Losses) on Investments	109,066	976,515	3,695,454	660,900	1,878,885
Net Change in Unrealized Appreciation (Depreciation)	70,295	429,252	2,403,299	3,002,428	5,608,987
Net Gain (Loss) on Investment	179,361	1,405,767	6,098,753	3,663,328	7,487,872

Net Increase (Decrease) in Net Assets Resulting from Operations	178,707	1,377,969	6,370,840	3,610,735	8,108,857

Increase (Decrease) in Net Assets from Contract Transactions	(65,115)	(982,460)	(4,122,591)	98,224	(3,290,918)

Total Increase (Decrease) in Net Assets	113,592	395,509	2,248,249	3,708,959	4,817,939

Net Assets as of December 31, 2019:	$751,989	$5,689,537	$44,185,827	$18,129,091	$82,867,081

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA Legg Mason Dynamic Allocation - Balanced Service Class	TA Legg Mason Dynamic Allocation - Growth Service Class	TA Levin Large Cap Value Service Class	TA Madison Diversified Income Service Class	TA Managed Risk - Balanced ETF Service Class
	Subaccount	Subaccount	Subaccount(1)	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$93,925,698	$60,496,584	$-	$1,092,716	$470,512,548

Investment Income:
Reinvested Dividends	1,225,870	715,240	-	26,495	7,722,594
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,164,897	798,332	276	22,335	6,126,246
Net Investment Income (Loss)	60,973	(83,092)	(276)	4,160	1,596,348

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	36,475	-
Realized Gain (Loss) on Investments	507,288	603,637	239	(7,148)	3,746,811
Net Realized Capital Gains (Losses) on Investments	507,288	603,637	239	29,327	3,746,811
Net Change in Unrealized Appreciation (Depreciation)	(4,571,719)	(3,892,092)	(14,117)	(71,172)	(31,797,214)
Net Gain (Loss) on Investment	(4,064,431)	(3,288,455)	(13,878)	(41,845)	(28,050,403)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,003,458)	(3,371,547)	(14,154)	(37,685)	(26,454,055)

Increase (Decrease) in Net Assets from Contract Transactions	(9,202,697)	(4,382,516)	109,171	898,739	(21,595,017)

Total Increase (Decrease) in Net Assets	(13,206,155)	(7,754,063)	95,017	861,054	(48,049,072)

Net Assets as of December 31, 2018:	$80,719,543	$52,742,521	$95,017	$1,953,770	$422,463,476

Investment Income:
Reinvested Dividends	1,340,316	749,485	1,348	72,628	8,722,126
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,107,531	745,398	4,859	54,480	5,839,315
Net Investment Income (Loss)	232,785	4,087	(3,511)	18,148	2,882,811

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,121,949	1,883,393	1,726	123,885	11,619,068
Realized Gain (Loss) on Investments	566,463	504,872	(575)	18,164	3,139,075
Net Realized Capital Gains (Losses) on Investments	2,688,412	2,388,265	1,151	142,049	14,758,143
Net Change in Unrealized Appreciation (Depreciation)	8,407,419	5,336,617	53,008	292,167	40,448,294
Net Gain (Loss) on Investment	11,095,831	7,724,882	54,159	434,216	55,206,437

Net Increase (Decrease) in Net Assets Resulting from Operations	11,328,616	7,728,969	50,648	452,364	58,089,248

Increase (Decrease) in Net Assets from Contract Transactions	(6,870,723)	(4,751,635)	720,498	3,366,867	(27,373,810)

Total Increase (Decrease) in Net Assets	4,457,893	2,977,334	771,146	3,819,231	30,715,438

Net Assets as of December 31, 2019:	$85,177,436	$55,719,855	$866,163	$5,773,001	$453,178,914

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA Managed Risk - Conservative ETF Service Class	TA Managed Risk - Growth ETF Service Class	TA Market Participation Strategy Service Class	TA Morgan Stanley Capital Growth Initial Class	TA Morgan Stanley Capital Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$89,983,402	$395,368,871	$34,598,644	$84,267	$6,155,878

Investment Income:
Reinvested Dividends	1,519,803	6,021,010	123,458	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,116,734	5,114,833	466,848	1,439	106,364
Net Investment Income (Loss)	403,069	906,177	(343,390)	(1,439)	(106,364)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	561,839	-	1,855,715	17,738	1,335,908
Realized Gain (Loss) on Investments	555,022	2,206,422	565,114	160	374,059
Net Realized Capital Gains (Losses) on Investments	1,116,861	2,206,422	2,420,829	17,898	1,709,967
Net Change in Unrealized Appreciation (Depreciation)	(5,607,469)	(33,664,024)	(3,372,930)	(12,256)	(1,459,765)
Net Gain (Loss) on Investment	(4,490,608)	(31,457,602)	(952,101)	5,642	250,202

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,087,539)	(30,551,425)	(1,295,491)	4,203	143,838

Increase (Decrease) in Net Assets from Contract Transactions	(7,919,425)	(35,407,291)	(3,057,895)	5,623	1,136,063

Total Increase (Decrease) in Net Assets	(12,006,964)	(65,958,716)	(4,353,386)	9,826	1,279,901

Net Assets as of December 31, 2018:	$77,976,438	$329,410,155	$30,245,258	$94,093	$7,435,779

Investment Income:
Reinvested Dividends	1,628,758	6,025,880	290,560	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,033,810	4,623,161	442,263	5,449	185,660
Net Investment Income (Loss)	594,948	1,402,719	(151,703)	(5,449)	(185,660)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,905,719	29,978,148	4,807,716	6,283	990,908
Realized Gain (Loss) on Investments	779,282	1,335,417	181,348	3,012	501,743
Net Realized Capital Gains (Losses) on Investments	4,685,001	31,313,565	4,989,064	9,295	1,492,651
Net Change in Unrealized Appreciation (Depreciation)	2,774,759	23,496,152	139,730	131,541	1,383,447
Net Gain (Loss) on Investment	7,459,760	54,809,717	5,128,794	140,836	2,876,098

Net Increase (Decrease) in Net Assets Resulting from Operations	8,054,708	56,212,436	4,977,091	135,387	2,690,438

Increase (Decrease) in Net Assets from Contract Transactions	(9,801,235)	(30,858,909)	(1,916,169)	1,841,051	20,325,593

Total Increase (Decrease) in Net Assets	(1,746,527)	25,353,527	3,060,922	1,976,438	23,016,031

Net Assets as of December 31, 2019:	$76,229,911	$354,763,682	$33,306,180	$2,070,531	$30,451,810

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA Multi-Managed Balanced Initial Class	TA Multi-Managed Balanced Service Class	TA Multi-Manager Alternative Strategies Service Class	TA PIMCO Tactical - Balanced Service Class	TA PIMCO Tactical - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$31,264	$133,663,918	$283,601	$37,398,555	$24,740,125

Investment Income:
Reinvested Dividends	450	1,653,695	2,421	1,140,070	753,052
Investment Expense:
Mortality and Expense Risk and Administrative Charges	438	1,775,449	3,471	488,682	312,182
Net Investment Income (Loss)	12	(121,754)	(1,050)	651,388	440,870

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,233	5,425,736	-	2,609,039	1,426,668
Realized Gain (Loss) on Investments	52	1,589,333	(588)	239,223	41,760
Net Realized Capital Gains (Losses) on Investments	1,285	7,015,069	(588)	2,848,262	1,468,428
Net Change in Unrealized Appreciation (Depreciation)	(2,860)	(13,776,192)	(16,395)	(6,402,693)	(3,370,862)
Net Gain (Loss) on Investment	(1,575)	(6,761,123)	(16,983)	(3,554,431)	(1,902,434)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,563)	(6,882,877)	(18,033)	(2,903,043)	(1,461,564)

Increase (Decrease) in Net Assets from Contract Transactions	1	(1,883,475)	32,901	(2,489,100)	(2,938,076)

Total Increase (Decrease) in Net Assets	(1,562)	(8,766,352)	14,868	(5,392,143)	(4,399,640)

Net Assets as of December 31, 2018:	$29,702	$124,897,566	$298,469	$32,006,412	$20,340,485

Investment Income:
Reinvested Dividends	549	1,913,898	2,908	55,833	21,509
Investment Expense:
Mortality and Expense Risk and Administrative Charges	460	1,769,188	4,204	466,200	296,121
Net Investment Income (Loss)	89	144,710	(1,296)	(410,367)	(274,612)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,080	8,544,843	-	-	-
Realized Gain (Loss) on Investments	57	1,632,427	198	(8,103)	1,711
Net Realized Capital Gains (Losses) on Investments	2,137	10,177,270	198	(8,103)	1,711
Net Change in Unrealized Appreciation (Depreciation)	3,743	13,921,565	24,034	6,074,554	3,508,843
Net Gain (Loss) on Investment	5,880	24,098,835	24,232	6,066,451	3,510,554

Net Increase (Decrease) in Net Assets Resulting from Operations	5,969	24,243,545	22,936	5,656,084	3,235,942

Increase (Decrease) in Net Assets from Contract Transactions	(2)	(8,295,321)	86,744	(1,869,668)	(698,051)

Total Increase (Decrease) in Net Assets	5,967	15,948,224	109,680	3,786,416	2,537,891

Net Assets as of December 31, 2019:	$35,669	$140,845,790	$408,149	$35,792,828	$22,878,376

See Accompanying Notes. (1) See Footnote 1	25

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA PIMCO Tactical - Growth Service Class	TA PIMCO Total Return Initial Class	TA PIMCO Total Return Service Class	TA PineBridge Inflation Opportunities Service Class	TA ProFunds UltraBear Service Class (OAM)
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$37,085,031	$348,545	$76,692,551	$15,394,034	$479,737

Investment Income:
Reinvested Dividends	1,138,284	9,076	1,793,248	273,949	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	499,196	4,726	1,034,078	219,119	8,946
Net Investment Income (Loss)	639,088	4,350	759,170	54,830	(8,946)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,687,457	1,790	393,464	-	-
Realized Gain (Loss) on Investments	244,397	(843)	(741,614)	(162,606)	(199,596)
Net Realized Capital Gains (Losses) on Investments	3,931,854	947	(348,150)	(162,606)	(199,596)
Net Change in Unrealized Appreciation (Depreciation)	(7,877,149)	(12,495)	(2,269,582)	(359,622)	231,222
Net Gain (Loss) on Investment	(3,945,295)	(11,548)	(2,617,732)	(522,228)	31,626

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,306,207)	(7,198)	(1,858,562)	(467,398)	22,680

Increase (Decrease) in Net Assets from Contract Transactions	(574,922)	(12,357)	(4,066,264)	209,396	996,533

Total Increase (Decrease) in Net Assets	(3,881,129)	(19,555)	(5,924,826)	(258,002)	1,019,213

Net Assets as of December 31, 2018:	$33,203,902	$328,990	$70,767,725	$15,136,032	$1,498,950

Investment Income:
Reinvested Dividends	-	6,617	1,612,735	360,395	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	491,552	3,974	994,862	225,325	9,870
Net Investment Income (Loss)	(491,552)	2,643	617,873	135,070	(9,870)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	57,052	(1,060)	(186,696)	(33,475)	(239,102)
Net Realized Capital Gains (Losses) on Investments	57,052	(1,060)	(186,696)	(33,475)	(239,102)
Net Change in Unrealized Appreciation (Depreciation)	6,995,947	17,461	4,216,755	901,692	(206,523)
Net Gain (Loss) on Investment	7,052,999	16,401	4,030,059	868,217	(445,625)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,561,447	19,044	4,647,932	1,003,287	(455,495)

Increase (Decrease) in Net Assets from Contract Transactions	(1,443,828)	(96,965)	(3,702,128)	125,891	(589,719)

Total Increase (Decrease) in Net Assets	5,117,619	(77,921)	945,804	1,129,178	(1,045,214)

Net Assets as of December 31, 2019:	$38,321,521	$251,069	$71,713,529	$16,265,210	$453,736

See Accompanying Notes. (1) See Footnote 1	26

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA QS Investors Active Asset Allocation - Conservative Service Class	TA QS Investors Active Asset Allocation - Moderate Service Class	TA QS Investors Active Asset Allocation - Moderate Growth Service Class	TA Small/Mid Cap Value Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$26,090,564	$93,891,791	$57,992,860	$3,307,890

Investment Income:
Reinvested Dividends	373,891	1,312,059	722,502	29,124
Investment Expense:
Mortality and Expense Risk and Administrative Charges	299,242	1,203,686	774,830	42,615
Net Investment Income (Loss)	74,649	108,373	(52,328)	(13,491)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	315,138
Realized Gain (Loss) on Investments	197,184	620,251	307,032	14,311
Net Realized Capital Gains (Losses) on Investments	197,184	620,251	307,032	329,449
Net Change in Unrealized Appreciation (Depreciation)	(1,247,490)	(5,669,763)	(4,251,924)	(715,021)
Net Gain (Loss) on Investment	(1,050,306)	(5,049,512)	(3,944,892)	(385,572)

Net Increase (Decrease) in Net Assets Resulting from Operations	(975,657)	(4,941,139)	(3,997,220)	(399,063)

Increase (Decrease) in Net Assets from Contract Transactions	(3,169,664)	(5,461,714)	(5,271,929)	(133,387)

Total Increase (Decrease) in Net Assets	(4,145,321)	(10,402,853)	(9,269,149)	(532,450)

Net Assets as of December 31, 2018:	$21,945,243	$83,488,938	$48,723,711	$2,775,440

Investment Income:
Reinvested Dividends	437,722	1,549,365	836,930	26,962
Investment Expense:
Mortality and Expense Risk and Administrative Charges	278,885	1,123,475	689,853	38,675
Net Investment Income (Loss)	158,837	425,890	147,077	(11,713)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,657,376	5,858,036	3,320,278	214,761
Realized Gain (Loss) on Investments	81,691	348,994	(117,585)	1,696
Net Realized Capital Gains (Losses) on Investments	1,739,067	6,207,030	3,202,693	216,457
Net Change in Unrealized Appreciation (Depreciation)	174,293	1,199,812	1,254,133	411,909
Net Gain (Loss) on Investment	1,913,360	7,406,842	4,456,826	628,366

Net Increase (Decrease) in Net Assets Resulting from Operations	2,072,197	7,832,732	4,603,903	616,653

Increase (Decrease) in Net Assets from Contract Transactions	(1,857,100)	(5,595,849)	(4,645,871)	(434,930)

Total Increase (Decrease) in Net Assets	215,097	2,236,883	(41,968)	181,723

Net Assets as of December 31, 2019:	$22,160,340	$85,725,821	$48,681,743	$2,957,163

See Accompanying Notes. (1) See Footnote 1	27

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA Small/Mid Cap Value Service Class	TA T. Rowe Price Small Cap Initial Class	TA T. Rowe Price Small Cap Service Class	TA TS&W International Equity Initial Class	TA TS&W International Equity Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$12,762,113	$369,816	$37,625,384	$765,459	$3,615,192

Investment Income:
Reinvested Dividends	87,628	-	-	16,784	65,666
Investment Expense:
Mortality and Expense Risk and Administrative Charges	189,996	3,662	568,399	9,692	49,850
Net Investment Income (Loss)	(102,368)	(3,662)	(568,399)	7,092	15,816

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,297,030	19,093	2,007,908	-	-
Realized Gain (Loss) on Investments	(186,995)	11,402	1,211,003	10,755	57,355
Net Realized Capital Gains (Losses) on Investments	1,110,035	30,495	3,218,911	10,755	57,355
Net Change in Unrealized Appreciation (Depreciation)	(2,712,175)	(54,860)	(5,418,152)	(137,315)	(644,158)
Net Gain (Loss) on Investment	(1,602,140)	(24,365)	(2,199,241)	(126,560)	(586,803)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,704,508)	(28,027)	(2,767,640)	(119,468)	(570,987)

Increase (Decrease) in Net Assets from Contract Transactions	44,069	(40,018)	(4,713,670)	(40,482)	(193,790)

Total Increase (Decrease) in Net Assets	(1,660,439)	(68,045)	(7,481,310)	(159,950)	(764,777)

Net Assets as of December 31, 2018:	$11,101,674	$301,771	$30,144,074	$605,509	$2,850,415

Investment Income:
Reinvested Dividends	106,183	-	-	8,972	42,472
Investment Expense:
Mortality and Expense Risk and Administrative Charges	197,656	2,645	547,614	8,586	50,130
Net Investment Income (Loss)	(91,473)	(2,645)	(547,614)	386	(7,658)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,129,468	17,711	4,152,252	9,911	57,364
Realized Gain (Loss) on Investments	(297,443)	27,962	1,416,617	6,176	18,047
Net Realized Capital Gains (Losses) on Investments	832,025	45,673	5,568,869	16,087	75,411
Net Change in Unrealized Appreciation (Depreciation)	1,995,116	29,160	4,526,933	96,690	536,963
Net Gain (Loss) on Investment	2,827,141	74,833	10,095,802	112,777	612,374

Net Increase (Decrease) in Net Assets Resulting from Operations	2,735,668	72,188	9,548,188	113,163	604,716

Increase (Decrease) in Net Assets from Contract Transactions	2,722,416	(194,570)	2,847,098	(37,887)	567,638

Total Increase (Decrease) in Net Assets	5,458,084	(122,382)	12,395,286	75,276	1,172,354

Net Assets as of December 31, 2019:	$16,559,758	$179,389	$42,539,360	$680,785	$4,022,769

See Accompanying Notes. (1) See Footnote 1	28

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA U.S. Equity Index Service Class	TA WMC US Growth Initial Class	TA WMC US Growth Service Class	Vanguard® - Capital Growth	Vanguard® - Conservative Allocation
	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)

Net Assets as of December 31, 2017:	$918,226	$3,010,710	$22,079,032	$-	$-

Investment Income:
Reinvested Dividends	9,860	14,347	63,161	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	59,921	41,277	339,801	-	-
Net Investment Income (Loss)	(50,061)	(26,930)	(276,640)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,371	247,569	1,939,446	-	-
Realized Gain (Loss) on Investments	4,866	103,844	897,936	-	-
Net Realized Capital Gains (Losses) on Investments	11,237	351,413	2,837,382	-	-
Net Change in Unrealized Appreciation (Depreciation)	(543,333)	(347,416)	(2,755,160)	-	-
Net Gain (Loss) on Investment	(532,096)	3,997	82,222	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(582,157)	(22,933)	(194,418)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	5,357,749	(321,752)	(1,677,132)	-	-

Total Increase (Decrease) in Net Assets	4,775,592	(344,685)	(1,871,550)	-	-

Net Assets as of December 31, 2018:	$5,693,818	$2,666,025	$20,207,482	$-	$-

Investment Income:
Reinvested Dividends	88,441	4,153	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	241,498	47,611	378,795	-	-
Net Investment Income (Loss)	(153,057)	(43,458)	(378,795)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	270,448	2,221,095	-	-
Realized Gain (Loss) on Investments	742,618	82,861	786,793	-	-
Net Realized Capital Gains (Losses) on Investments	742,618	353,309	3,007,888	-	-
Net Change in Unrealized Appreciation (Depreciation)	3,452,602	804,049	5,632,152	-	-
Net Gain (Loss) on Investment	4,195,220	1,157,358	8,640,040	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	4,042,163	1,113,900	8,261,245	-	-

Increase (Decrease) in Net Assets from Contract Transactions	24,468,153	1,501,340	8,418,463	-	-

Total Increase (Decrease) in Net Assets	28,510,316	2,615,240	16,679,708	-	-

Net Assets as of December 31, 2019:	$34,204,134	$5,281,265	$36,887,190	$-	$-

See Accompanying Notes. (1) See Footnote 1	29

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Vanguard® - Diversified Value	Vanguard® Balanced	Vanguard® Equity Income	Vanguard® Equity Index	Vanguard® Global Bond Index
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount	Subaccount(1)

Net Assets as of December 31, 2017:	$-	$-	$-	$968,675	$-

Investment Income:
Reinvested Dividends	-	-	-	16,518	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	8,035	-
Net Investment Income (Loss)	-	-	-	8,483	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	16,079	-
Realized Gain (Loss) on Investments	-	-	-	1,482	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	17,561	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	(77,112)	-
Net Gain (Loss) on Investment	-	-	-	(59,551)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	(51,068)	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	(1)	-

Total Increase (Decrease) in Net Assets	-	-	-	(51,069)	-

Net Assets as of December 31, 2018:	$-	$-	$-	$917,606	$-

Investment Income:
Reinvested Dividends	-	-	-	20,082	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	4,767	-
Net Investment Income (Loss)	-	-	-	15,315	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	26,294	-
Realized Gain (Loss) on Investments	-	-	-	209,199	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	235,493	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	(95,893)	-
Net Gain (Loss) on Investment	-	-	-	139,600	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	154,915	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	(1,072,521)	-

Total Increase (Decrease) in Net Assets	-	-	-	(917,606)	-

Net Assets as of December 31, 2019:	$-	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	30

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Vanguard® Growth	Vanguard® High Yield Bond	Vanguard® International	Vanguard® Mid-Cap Index	Vanguard® Moderate Allocation
	Subaccount(1)	Subaccount(1)	Subaccount	Subaccount	Subaccount(1)

Net Assets as of December 31, 2017:	$-	$-	$646,515	$-	$-

Investment Income:
Reinvested Dividends	-	-	4,941	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	5,147	-	-
Net Investment Income (Loss)	-	-	(206)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	16,536	-	-
Realized Gain (Loss) on Investments	-	-	4,484	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	21,020	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	(105,138)	-	-
Net Gain (Loss) on Investment	-	-	(84,118)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	(84,324)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(9,908)	-	-

Total Increase (Decrease) in Net Assets	-	-	(94,232)	-	-

Net Assets as of December 31, 2018:	$-	$-	$552,283	$-	$-

Investment Income:
Reinvested Dividends	-	-	9,015	7,282	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	2,575	4,731	-
Net Investment Income (Loss)	-	-	6,440	2,551	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	19,659	37,539	-
Realized Gain (Loss) on Investments	-	-	104,633	50,968	-
Net Realized Capital Gains (Losses) on Investments	-	-	124,292	88,507	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	(50,659)	14,869	-
Net Gain (Loss) on Investment	-	-	73,633	103,376	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	80,073	105,927	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(632,356)	583,185	-

Total Increase (Decrease) in Net Assets	-	-	(552,283)	689,112	-

Net Assets as of December 31, 2019:	$-	$-	$-	$689,112	$-

See Accompanying Notes. (1) See Footnote 1	31

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Vanguard® Money Market	Vanguard® Real Estate Index	Vanguard® Short-Term Investment Grade	Vanguard® Total Bond Market Index	Vanguard® Total International Stock Market Index
	Subaccount(1)	Subaccount	Subaccount	Subaccount	Subaccount(1)

Net Assets as of December 31, 2017:	$-	$-	$-	$359,524	$-

Investment Income:
Reinvested Dividends	-	-	-	8,087	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	2,831	-
Net Investment Income (Loss)	-	-	-	5,256	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	685	-
Realized Gain (Loss) on Investments	-	-	-	(229)	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	456	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	(9,052)	-
Net Gain (Loss) on Investment	-	-	-	(8,596)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	(3,340)	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	(1)	-

Total Increase (Decrease) in Net Assets	-	-	-	(3,341)	-

Net Assets as of December 31, 2018:	$-	$-	$-	$356,183	$-

Investment Income:
Reinvested Dividends	-	6,749	17,292	27,802	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	2,225	5,966	7,889	-
Net Investment Income (Loss)	-	4,524	11,326	19,913	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	12,197	-	-	-
Realized Gain (Loss) on Investments	-	23,175	14,908	35,152	-
Net Realized Capital Gains (Losses) on Investments	-	35,372	14,908	35,152	-
Net Change in Unrealized Appreciation (Depreciation)	-	5,993	1,707	22,429	-
Net Gain (Loss) on Investment	-	41,365	16,615	57,581	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	45,889	27,941	77,494	-

Increase (Decrease) in Net Assets from Contract Transactions	-	239,411	796,699	348,716	-

Total Increase (Decrease) in Net Assets	-	285,300	824,640	426,210	-

Net Assets as of December 31, 2019:	$-	$285,300	$824,640	$782,393	$-

See Accompanying Notes. (1) See Footnote 1	32

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Vanguard® Total Stock Market Index	Voya Global Perspectives Class S Shares	Voya Large Cap Value Class S Shares	Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Moderate Class S Shares
	Subaccount(1)	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$-	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	-
Net Investment Income (Loss)	-	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-	-

Net Assets as of December 31, 2018:	$-	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	-
Net Investment Income (Loss)	-	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-	-

Net Assets as of December 31, 2019:	$-	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	33

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Wanger International	Wanger USA
	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$-	$-

Investment Income:
Reinvested Dividends	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-
Net Investment Income (Loss)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-
Realized Gain (Loss) on Investments	-	-
Net Realized Capital Gains (Losses) on Investments	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-
Net Gain (Loss) on Investment	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-

Total Increase (Decrease) in Net Assets	-	-

Net Assets as of December 31, 2018:	$-	$-

Investment Income:
Reinvested Dividends	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-
Net Investment Income (Loss)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-
Realized Gain (Loss) on Investments	-	-
Net Realized Capital Gains (Losses) on Investments	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-
Net Gain (Loss) on Investment	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-

Total Increase (Decrease) in Net Assets	-	-

Net Assets as of December 31, 2019:	$-	$-

See Accompanying Notes. (1) See Footnote 1	34

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

1. Organization

Separate Account VA BNY (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Landmark NY Variable Annuity, Transamerica Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM NY Variable Annuity, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Income EliteSM II, Transamerica Advisor Elite II, Transamerica Variable Annuity O-Share, Transamerica LibertySM NY Variable Annuity, Transamerica AxiomSM NY Variable Annuity, Transamerica PrincipiumSM II Variable Annuity, Income EliteSM Variable Annuity, Transamerica Annuity I-Share, Transamerica InspireSM Variable Annuity and Transamerica Advisory Annuity.

TA ProFunds UltraBear Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares

AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares

AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares

American Funds Insurance Series®	American Funds Insurance Series®

American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares

American Funds - Bond Class 2 Shares	American Funds - Bond Fund Class 2 Shares

American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares

American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares

American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares

DFA Investment Dimensions Group Inc.	DFA Investment Dimensions Group Inc.

DFA VA Equity Allocation	DFA VA Equity Allocation Portfolio

DFA VA Global Bond	DFA VA Global Bond Portfolio

DFA VA Global Moderate Allocation	DFA VA Global Moderate Allocation Portfolio

DFA VA International Small	DFA VA International Small Portfolio

DFA VA International Value	DFA VA International Value Portfolio

DFA VA Short-Term Fixed	DFA VA Short-Term Fixed Portfolio

DFA VA U.S. Large Value	DFA VA U.S. Large Value Portfolio

DFA VA U.S. Targeted Value	DFA VA U.S. Targeted Value Portfolio

Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund

Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2

Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class

Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2

Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2

Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2

Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2

Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class

35

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

1.  Organization (continued)

Subaccount Investment by Mutual Fund:

Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund

Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2

Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class

Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2

Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust

Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares

Franklin Income Class 2 Shares	Franklin Income Fund Class 2 Shares

Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares

Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares

Janus Aspen Series	Janus Aspen Series

Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Service Shares

Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares

Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares

JPMorgan Insurance Trust	JPMorgan Insurance Trust

JPMorgan Insurance Trust Core Bond Class 1 Shares	JPMorgan Insurance Trust Core Bond Class 1 Shares

JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares

JPMorgan Insurance Trust Small Cap Core Class 1 Shares	JPMorgan Insurance Trust Small Cap Core Class 1 Shares

JPMorgan Insurance Trust U.S. Equity Class 1 Shares	JPMorgan Insurance Trust U.S. Equity Class 1 Shares

MFS® Variable Insurance Trust	MFS® Variable Insurance Trust

MFS® New Discovery Service Class	MFS® New Discovery Series Service Class

MFS® Total Return Service Class	MFS® Total Return Series Service Class

State Street Variable Insurance Series Funds, Inc.	State Street Variable Insurance Series Funds, Inc.

State Street Total Return V.I.S. Class 3 Shares	State Street Total Return V.I.S. Fund Class 3 Shares

Transamerica Series Trust	Transamerica Series Trust

TA 60/40 Allocation Service Class	Transamerica 60/40 Allocation VP Service Class

TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class

TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class

TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class

TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class

TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class

TA Barrow Hanley Dividend Focused Initial Class	Transamerica Barrow Hanley Dividend Focused VP Initial Class

TA Barrow Hanley Dividend Focused Service Class	Transamerica Barrow Hanley Dividend Focused VP Service Class

TA BlackRock Global Allocation Service Class	Transamerica BlackRock Global Allocation VP Service Class

TA BlackRock Global Allocation Managed Risk - Balanced Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP Service Class

TA BlackRock Global Allocation Managed Risk - Growth Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP Service Class

TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class

TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class

TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class

TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class

TA BlackRock iShares Edge 100 Service Class	Transamerica BlackRock iShares Edge 100 VP Service Class

TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class

TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class

TA BlackRock iShares Edge 50 Service Class	Transamerica BlackRock iShares Edge 50 VP Service Class

36

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

1.  Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund

TA BlackRock iShares Edge 75 Service Class	Transamerica BlackRock iShares Edge 75 VP Service Class

TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class

TA Greystone International Growth Initial Class	Transamerica Greystone International Growth VP Initial Class

TA Greystone International Growth Service Class	Transamerica Greystone International Growth VP Service Class

TA International Equity Index Service Class	Transamerica International Equity Index VP Service Class

TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class

TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class

TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class

Transamerica Series Trust	Transamerica Series Trust

TA Jennison Growth Initial Class	Transamerica Jennison Growth VP Initial Class

TA Jennison Growth Service Class	Transamerica Jennison Growth VP Service Class

TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class

TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class

TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class

TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class

TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class

TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class

TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class

TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class

TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class

TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class

TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class

TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class

TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class

TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class

TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class

TA Levin Large Cap Value Service Class	Transamerica Levin Large Cap Value VP Service Class

TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class

TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class

TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class

TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class

TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class

TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class

TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class

TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class

TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class

TA Multi-Manager Alternative Strategies Service Class	Transamerica Multi-Manager Alt Strategies VP Service Class

TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class

TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class

TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class

TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class

37

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

1.  Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund

TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class

TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class

TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)

TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class

TA QS Investors Active Asset Allocation - Moderate Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP Service Class

TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class

Transamerica Series Trust	Transamerica Series Trust

TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class

TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class

TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class

TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class

TA Torray Concentrated Growth Initial Class	Transamerica Torray Concentrated Growth VP Initial Class

TA Torray Concentrated Growth Service Class	Transamerica Torray Concentrated Growth VP Service Class

TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class

TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class

TA U.S. Equity Index Service Class	Transamerica U.S. Equity Index VP Service Class

TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund

Vanguard® - Capital Growth	Vanguard® - Capital Growth Portfolio

Vanguard® - Conservative Allocation	Vanguard® - Conservative Allocation Portfolio

Vanguard® - Diversified Value	Vanguard® - Diversified Value Portfolio

Vanguard® Balanced	Vanguard® Balanced Portfolio

Vanguard® Equity Income	Vanguard® Equity Income Portfolio

Vanguard® Equity Index	Vanguard® Equity Index Portfolio

Vanguard® Global Bond Index	Vanguard® Global Bond Index Portfolio

Vanguard® Growth	Vanguard® Growth Portfolio

Vanguard® High Yield Bond	Vanguard® High Yield Bond Portfolio

Vanguard® International	Vanguard® International Portfolio

Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio

Vanguard® Moderate Allocation	Vanguard® Moderate Allocation Portfolio

Vanguard® Money Market	Vanguard® Money Market Portfolio

Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio

Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio

Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio

Vanguard® Total International Stock Market Index	Vanguard® Total International Stock Market Index Portfolio

Vanguard® Total Stock Market Index	Vanguard® Total Stock Market Index Portfolio

Voya Investors Trust	Voya Investors Trust

Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares

Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares

Voya Strategic Allocation Portfolios, Inc.	Voya Strategic Allocation Portfolios, Inc.

Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Conservative Portfolio Class S Shares

Voya Strategic Allocation Moderate Class S Shares	Voya Strategic Allocation Moderate Portfolio Class S Shares

38

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

1.  Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund

Wanger Advisors Trust	Wanger Advisors Trust

Wanger International	Wanger International

Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date

DFA VA Equity Allocation	December 23, 2019

DFA VA Global Bond	December 23, 2019

DFA VA Global Moderate Allocation	December 23, 2019

DFA VA International Small	December 23, 2019

DFA VA International Value	December 23, 2019

DFA VA Short-Term Fixed	December 23, 2019

DFA VA U.S. Large Value	December 23, 2019

DFA VA U.S. Targeted Value	December 23, 2019

Vanguard® - Capital Growth	December 23, 2019

Vanguard® - Conservative Allocation	December 23, 2019

Vanguard® - Diversified Value	December 23, 2019

Vanguard® Balanced	December 23, 2019

Vanguard® Equity Income	December 23, 2019

Vanguard® Global Bond Index	December 23, 2019

Vanguard® Growth	December 23, 2019

Vanguard® High Yield Bond	December 23, 2019

Vanguard® Moderate Allocation	December 23, 2019

Vanguard® Money Market	December 23, 2019

Vanguard® Total International Stock Market Index	December 23, 2019

Vanguard® Total Stock Market Index	December 23, 2019

TA 60/40 Allocation Service Class	May 1, 2018

TA Levin Large Cap Value Service Class	May 1, 2018

TA Madison Diversified Income Service Class	June 1, 2017

TA International Equity Index Service Class	May 1, 2017

TA U.S. Equity Index Service Class	May 1, 2017

TA BlackRock iShares Edge 100 Service Class	March 21, 2016

TA BlackRock iShares Edge 50 Service Class	March 21, 2016

TA BlackRock iShares Edge 75 Service Class	March 21, 2016

TA American Funds Managed Risk - Balanced Service Class	May 1, 2015

TA BlackRock Global Allocation Managed Risk - Balanced Service Class	May 1, 2015

TA BlackRock Global Allocation Managed Risk - Growth Service Class	May 1, 2015

Voya Global Perspectives Class S Shares	May 1, 2015

Voya Large Cap Value Class S Shares	May 1, 2015

Voya Strategic Allocation Conservative Class S Shares	May 1, 2015

Voya Strategic Allocation Moderate Class S Shares	May 1, 2015

39

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

1.  Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2019:

Subaccount	Formerly

Franklin Allocation Class 4 Shares	Franklin Founding Funds Allocation Class 4 Shares

TA BlackRock iShares Edge 100 Service Class	TA BlackRock Equity Smart Beta 100 Service Class

TA BlackRock iShares Edge 40 Initial Class	TA BlackRock Smart Beta 40 Initial Class

TA BlackRock iShares Edge 40 Service Class	TA BlackRock Smart Beta 40 Service Class

TA BlackRock iShares Edge 50 Service Class	TA BlackRock Smart Beta 50 Service Class

TA BlackRock iShares Edge 75 Service Class	TA BlackRock Smart Beta 75 Service Class

During the current year the following subaccounts were liquidated and subsequently reinvested:
Reinvested Subaccount	Liquidated Subaccount

TA Morgan Stanley Capital Growth Initial Class	TA Jennison Growth Initial Class

TA Morgan Stanley Capital Growth Service Class	TA Jennison Growth Service Class

TA WMC US Growth Initial Class	TA Torray Concentrated Growth Initial Class

TA WMC US Growth Service Class	TA Torray Concentrated Growth Service Class

40

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2019.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique.     The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2019.

41

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2019 were as follows:

Subaccount	Purchases	Sales

AB Balanced Wealth Strategy Class B Shares	$1,909,294	$1,179,091

AB Growth and Income Class B Shares	6,993,257	6,920,387

AB Large Cap Growth Class B Shares	56,876	98,235

American Funds - Asset Allocation Class 2 Shares	12,605,767	7,446,108

American Funds - Bond Class 2 Shares	5,498,913	4,376,450

American Funds - Growth Class 2 Shares	31,696,747	11,104,180

American Funds - Growth-Income Class 2 Shares	18,027,463	5,704,010

American Funds - International Class 2 Shares	12,211,700	5,566,203

DFA VA Equity Allocation	100	100

DFA VA Global Bond	100	100

DFA VA Global Moderate Allocation	100	100

DFA VA International Small	101	101

DFA VA International Value	100	100

DFA VA Short-Term Fixed	100	100

DFA VA U.S. Large Value	100	100

DFA VA U.S. Targeted Value	100	100

Fidelity® VIP Balanced Service Class 2	8,899,957	5,525,747

Fidelity® VIP Contrafund® Initial Class	-	-

Fidelity® VIP Contrafund® Service Class 2	27,492,053	8,118,379

Fidelity® VIP Equity-Income Service Class 2	45,672	62,766

Fidelity® VIP Growth Service Class 2	65,311	61,759

Fidelity® VIP Growth Opportunities Service Class 2	233	132

Fidelity® VIP Mid Cap Initial Class	-	-

Fidelity® VIP Mid Cap Service Class 2	10,885,217	6,124,938

Fidelity® VIP Value Strategies Initial Class	2,765	3,273

Fidelity® VIP Value Strategies Service Class 2	5,577,969	3,123,791

Franklin Allocation Class 4 Shares	445,011	672,104

Franklin Income Class 2 Shares	267,311	750,911

Franklin Mutual Shares Class 2 Shares	105,823	145,286

Franklin Templeton Foreign Class 2 Shares	58,604	253,676

Invesco V.I. American Franchise Series II Shares	29,415	75,555

Janus Henderson - Enterprise Service Shares	22,211	10,624

Janus Henderson - Global Research Service Shares	23,671	20,437

Janus Henderson - Mid Cap Value Service Shares	212	111

JPMorgan Insurance Trust Core Bond Class 1 Shares	111,183	141,309

JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	15,055	2,348

42

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

3.  Investments (continued)

Subaccount	Purchases	Sales

JPMorgan Insurance Trust Small Cap Core Class 1 Shares	$1,042	$7,673

JPMorgan Insurance Trust U.S. Equity Class 1 Shares	7,103	2,367

MFS® New Discovery Service Class	372,958	192,306

MFS® Total Return Service Class	57,799	122,230

State Street Total Return V.I.S. Class 3 Shares	2,409,545	3,239,645

TA 60/40 Allocation Service Class	619,974	193,130

TA Aegon High Yield Bond Initial Class	5,592	64,915

TA Aegon High Yield Bond Service Class	2,621,354	1,597,146

TA Aegon U.S. Government Securities Initial Class	9,792	93,940

TA Aegon U.S. Government Securities Service Class	22,053,407	49,467,210

TA American Funds Managed Risk - Balanced Service Class	16,433,699	6,205,602

TA Barrow Hanley Dividend Focused Initial Class	577,543	412,945

TA Barrow Hanley Dividend Focused Service Class	9,497,934	6,957,951

TA BlackRock Global Allocation Service Class	8,288,712	8,183,397

TA BlackRock Global Allocation Managed Risk - Balanced Service Class	3,524,391	1,637,850

TA BlackRock Global Allocation Managed Risk - Growth Service Class	1,183,417	1,366,833

TA BlackRock Global Real Estate Securities Initial Class	3,608	11,503

TA BlackRock Global Real Estate Securities Service Class	1,145,846	708,045

TA BlackRock Government Money Market Initial Class	188,723	241,910

TA BlackRock Government Money Market Service Class	46,904,964	37,985,079

TA BlackRock iShares Edge 100 Service Class	1,954,529	502,134

TA BlackRock iShares Edge 40 Initial Class	9,516	7,616

TA BlackRock iShares Edge 40 Service Class	5,336,736	2,966,112

TA BlackRock iShares Edge 50 Service Class	12,881,438	1,841,712

TA BlackRock iShares Edge 75 Service Class	5,315,093	1,275,258

TA BlackRock Tactical Allocation Service Class	8,588,069	14,441,693

TA Greystone International Growth Initial Class	42,131	21,042

TA Greystone International Growth Service Class	2,557,214	1,808,560

TA International Equity Index Service Class	3,276,933	747,806

TA Janus Balanced Service Class	15,720,401	12,187,073

TA Janus Mid-Cap Growth Initial Class	10,992	69,506

TA Janus Mid-Cap Growth Service Class	5,955,983	2,933,196

TA JPMorgan Asset Allocation - Conservative Initial Class	-	-

TA JPMorgan Asset Allocation - Conservative Service Class	8,546,304	10,865,965

TA JPMorgan Asset Allocation - Growth Initial Class	4,111	521

TA JPMorgan Asset Allocation - Growth Service Class	3,397,894	1,365,138

43

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

3.  Investments (continued)

Subaccount	Purchases	Sales

TA JPMorgan Asset Allocation - Moderate Initial Class	$367,600	$675,438

TA JPMorgan Asset Allocation - Moderate Service Class	44,865,122	32,918,931

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	33,901	411,309

TA JPMorgan Asset Allocation - Moderate Growth Service Class	23,886,308	24,260,742

TA JPMorgan Core Bond Service Class	15,294,527	6,058,870

TA JPMorgan Enhanced Index Initial Class	88,815	73,971

TA JPMorgan Enhanced Index Service Class	2,323,393	2,754,378

TA JPMorgan International Moderate Growth Service Class	5,632,595	5,975,592

TA JPMorgan Mid Cap Value Service Class	6,945,839	5,346,720

TA JPMorgan Tactical Allocation Service Class	8,459,063	10,109,170

TA Legg Mason Dynamic Allocation - Balanced Service Class	5,731,165	10,247,179

TA Legg Mason Dynamic Allocation - Growth Service Class	3,845,382	6,709,483

TA Levin Large Cap Value Service Class	732,670	13,957

TA Madison Diversified Income Service Class	3,912,001	403,102

TA Managed Risk - Balanced ETF Service Class	30,468,810	43,340,814

TA Managed Risk - Conservative ETF Service Class	10,422,818	15,723,301

TA Managed Risk - Growth ETF Service Class	45,087,020	44,565,054

TA Market Participation Strategy Service Class	6,173,579	3,433,752

TA Morgan Stanley Capital Growth Initial Class	1,884,393	42,506

TA Morgan Stanley Capital Growth Service Class	24,224,067	3,093,226

TA Multi-Managed Balanced Initial Class	2,628	460

TA Multi-Managed Balanced Service Class	15,492,101	15,097,928

TA Multi-Manager Alternative Strategies Service Class	168,019	82,572

TA PIMCO Tactical - Balanced Service Class	1,442,981	3,723,015

TA PIMCO Tactical - Conservative Service Class	3,602,776	4,575,427

TA PIMCO Tactical - Growth Service Class	1,715,022	3,650,411

TA PIMCO Total Return Initial Class	66,273	160,595

TA PIMCO Total Return Service Class	8,089,965	11,174,224

TA PineBridge Inflation Opportunities Service Class	2,278,154	2,017,177

TA ProFunds UltraBear Service Class (OAM)	288,514	888,401

TA QS Investors Active Asset Allocation - Conservative Service Class	2,713,058	2,753,939

TA QS Investors Active Asset Allocation - Moderate Service Class	10,801,057	10,113,011

TA QS Investors Active Asset Allocation - Moderate Growth Service Class	6,186,473	7,365,018

TA Small/Mid Cap Value Initial Class	241,723	473,605

TA Small/Mid Cap Value Service Class	6,206,837	2,446,438

TA T. Rowe Price Small Cap Initial Class	21,865	201,368

44

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

3.  Investments (continued)

Subaccount	Purchases	Sales

TA T. Rowe Price Small Cap Service Class	$14,856,781	$8,405,037

TA TS&W International Equity Initial Class	30,990	58,584

TA TS&W International Equity Service Class	1,397,078	779,733

TA U.S. Equity Index Service Class	31,678,984	7,363,886

TA WMC US Growth Initial Class	2,098,390	370,062

TA WMC US Growth Service Class	13,610,077	3,349,314

Vanguard® - Capital Growth	100	100

Vanguard® - Conservative Allocation	100	100

Vanguard® - Diversified Value	100	100

Vanguard® Balanced	101	101

Vanguard® Equity Income	100	100

Vanguard® Equity Index	46,376	1,077,287

Vanguard® Global Bond Index	100	100

Vanguard® Growth	101	101

Vanguard® High Yield Bond	100	100

Vanguard® International	28,675	634,932

Vanguard® Mid-Cap Index	1,175,088	551,814

Vanguard® Moderate Allocation	100	100

Vanguard® Money Market	100	100

Vanguard® Real Estate Index	524,994	268,863

Vanguard® Short-Term Investment Grade	1,476,949	668,923

Vanguard® Total Bond Market Index	1,490,019	1,121,390

Vanguard® Total International Stock Market Index	101	101

Vanguard® Total Stock Market Index	100	100

Voya Global Perspectives Class S Shares	-	-

Voya Large Cap Value Class S Shares	-	-

Voya Strategic Allocation Conservative Class S Shares	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-

Wanger International	-	-

Wanger USA	-	-

45

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Balanced Wealth Strategy Class B Shares	161,389	(337,274)	(175,885)	178,407	(350,678)	(172,271)

AB Growth and Income Class B Shares	287,213	(1,713,359)	(1,426,146)	233,535	(830,761)	(597,226)

AB Large Cap Growth Class B Shares	-	(29,196)	(29,196)	13,782	(40,103)	(26,321)

American Funds - Asset Allocation Class 2 Shares	641,683	(1,709,598)	(1,067,915)	1,614,178	(5,606,422)	(3,992,244)

American Funds - Bond Class 2 Shares	865,708	(1,262,970)	(397,262)	325,847	(875,778)	(549,931)

American Funds - Growth Class 2 Shares	1,330,787	(1,016,975)	313,812	955,977	(1,190,157)	(234,180)

American Funds - Growth-Income Class 2 Shares	798,526	(520,982)	277,544	698,512	(3,530,920)	(2,832,408)

American Funds - International Class 2 Shares	1,434,479	(2,070,288)	(635,809)	8,712,923	(1,105,133)	7,607,790

DFA VA Equity Allocation	-	-	-	-	-	-

DFA VA Global Bond	-	-	-	-	-	-

DFA VA Global Moderate Allocation	-	-	-	-	-	-

DFA VA International Small	-	-	-	-	-	-

DFA VA International Value	-	-	-	-	-	-

DFA VA Short-Term Fixed	-	-	-	-	-	-

DFA VA U.S. Large Value	-	-	-	-	-	-

DFA VA U.S. Targeted Value	-	-	-	-	-	-

Fidelity® VIP Balanced Service Class 2	721,372	(1,781,915)	(1,060,543)	1,020,382	(1,810,999)	(790,617)

Fidelity® VIP Contrafund® Initial Class	-	-	-	-	-	-

Fidelity® VIP Contrafund® Service Class 2	2,714,322	(1,101,794)	1,612,528	465,354	(1,332,558)	(867,204)

Fidelity® VIP Equity-Income Service Class 2	-	(24,495)	(24,495)	20,820	(110,163)	(89,343)

Fidelity® VIP Growth Service Class 2	-	(14,628)	(14,628)	14,325	(44,490)	(30,165)

Fidelity® VIP Growth Opportunities Service Class 2	-	(44)	(44)	-	(44)	(44)

Fidelity® VIP Mid Cap Initial Class	-	-	-	-	-	-

Fidelity® VIP Mid Cap Service Class 2	592,192	(666,324)	(74,132)	427,589	(2,711,974)	(2,284,385)

Fidelity® VIP Value Strategies Initial Class	-	(196)	(196)	-	(1)	(1)

Fidelity® VIP Value Strategies Service Class 2	352,892	(470,696)	(117,804)	174,586	(628,486)	(453,900)

Franklin Allocation Class 4 Shares	104,664	(309,976)	(205,312)	2,000	(379,820)	(377,820)

46

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Franklin Income Class 2 Shares	58,811	(471,860)	(413,049)	7,388	(404,763)	(397,375)

Franklin Mutual Shares Class 2 Shares	34,843	(98,805)	(63,962)	15,905	(113,686)	(97,781)

Franklin Templeton Foreign Class 2 Shares	27,337	(243,638)	(216,301)	16,796	(297,554)	(280,758)

Invesco V.I. American Franchise Series II Shares	-	(35,181)	(35,181)	-	(4,587)	(4,587)

Janus Henderson - Enterprise Service Shares	-	(1,298)	(1,298)	9,296	(22,362)	(13,066)

Janus Henderson - Global Research Service Shares	-	(9,357)	(9,357)	6,204	(40,130)	(33,926)

Janus Henderson - Mid Cap Value Service Shares	-	(34)	(34)	-	(35)	(35)

JPMorgan Insurance Trust Core Bond Class 1 Shares	75,611	(105,318)	(29,707)	-	(31,621)	(31,621)

JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	-	-	-	-	-	-

JPMorgan Insurance Trust Small Cap Core Class 1 Shares	-	(2,195)	(2,195)	-	(44)	(44)

JPMorgan Insurance Trust U.S. Equity Class 1 Shares	-	(323)	(323)	-	(311)	(311)

MFS® New Discovery Service Class	6,500	(47,654)	(41,154)	10,112	(89,081)	(78,969)

MFS® Total Return Service Class	4,671	(53,635)	(48,964)	4,085	(147,622)	(143,537)

State Street Total Return V.I.S. Class 3 Shares	270,945	(398,495)	(127,550)	171,522	(171,843)	(321)

TA 60/40 Allocation Service Class	57,823	(17,756)	40,067	64,567	(3,332)	61,235

TA Aegon High Yield Bond Initial Class	168	(25,417)	(25,249)	3,175	(407)	2,768

TA Aegon High Yield Bond Service Class	308,207	(420,468)	(112,261)	201,037	(455,645)	(254,608)

TA Aegon U.S. Government Securities Initial Class	2,959	(45,303)	(42,344)	-	(10,396)	(10,396)

TA Aegon U.S. Government Securities Service Class	3,214,842	(7,582,098)	(4,367,256)	6,504,421	(3,857,976)	2,646,445

TA American Funds Managed Risk - Balanced Service Class	1,246,252	(483,698)	762,554	1,343,044	(415,900)	927,144

TA Barrow Hanley Dividend Focused Initial Class	508	(131,083)	(130,575)	7,328	(67,469)	(60,141)

TA Barrow Hanley Dividend Focused Service Class	597,692	(1,447,109)	(849,417)	511,815	(851,637)	(339,822)

TA BlackRock Global Allocation Service Class	747,447	(2,950,604)	(2,203,157)	894,528	(5,386,186)	(4,491,658)

TA BlackRock Global Allocation Managed Risk - Balanced Service Class	314,818	(149,742)	165,076	411,417	(63,339)	348,078

TA BlackRock Global Allocation Managed Risk - Growth Service Class	86,517	(125,962)	(39,445)	143,646	(100,793)	42,853

TA BlackRock Global Real Estate Securities Initial Class	1,149	(3,839)	(2,690)	-	(425)	(425)

TA BlackRock Global Real Estate Securities Service Class	127,784	(168,819)	(41,035)	142,739	(289,465)	(146,726)

47

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4.  Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA BlackRock Government Money Market Initial Class	140,554	(181,747)	(41,193)	67,198	(17,163)	50,035

TA BlackRock Government Money Market Service Class	12,239,960	(11,219,883)	1,020,077	11,561,707	(11,554,453)	7,254

TA BlackRock iShares Edge 100 Service Class	67,231	(22,586)	44,645	59,804	(23,056)	36,748

TA BlackRock iShares Edge 40 Initial Class	228	(3,775)	(3,547)	149	(503)	(354)

TA BlackRock iShares Edge 40 Service Class	430,028	(1,052,922)	(622,894)	217,803	(1,393,269)	(1,175,466)

TA BlackRock iShares Edge 50 Service Class	1,067,888	(138,045)	929,843	597,770	(86,989)	510,781

TA BlackRock iShares Edge 75 Service Class	413,144	(88,315)	324,829	307,884	(108,641)	199,243

TA BlackRock Tactical Allocation Service Class	314,901	(4,343,046)	(4,028,145)	605,471	(3,317,723)	(2,712,252)

TA Greystone International Growth Initial Class	7,983	(11,820)	(3,837)	269	(4,253)	(3,984)

TA Greystone International Growth Service Class	146,406	(316,636)	(170,230)	308,024	(5,517,347)	(5,209,323)

TA International Equity Index Service Class	309,403	(69,244)	240,159	202,315	(96,560)	105,755

TA Janus Balanced Service Class	1,052,687	(2,688,167)	(1,635,480)	1,582,535	(2,144,845)	(562,310)

TA Janus Mid-Cap Growth Initial Class	614	(4,077)	(3,463)	4,190	(740)	3,450

TA Janus Mid-Cap Growth Service Class	353,100	(628,148)	(275,048)	2,754,006	(273,066)	2,480,940

TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	(9,676)	(9,676)

TA JPMorgan Asset Allocation - Conservative Service Class	957,629	(3,171,139)	(2,213,510)	638,836	(2,581,635)	(1,942,799)

TA JPMorgan Asset Allocation - Growth Initial Class	-	-	-	-	-	-

TA JPMorgan Asset Allocation - Growth Service Class	183,899	(363,163)	(179,264)	104,335	(595,476)	(491,141)

TA JPMorgan Asset Allocation - Moderate Initial Class	166,479	(332,958)	(166,479)	-	(17,531)	(17,531)

TA JPMorgan Asset Allocation - Moderate Service Class	2,248,877	(10,587,324)	(8,338,447)	3,913,324	(14,067,757)	(10,154,433)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	(185,480)	(185,480)	-	(32)	(32)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	546,277	(6,646,749)	(6,100,472)	2,760,156	(9,006,121)	(6,245,965)

TA JPMorgan Core Bond Service Class	2,477,109	(1,941,498)	535,611	1,403,385	(1,402,317)	1,068

TA JPMorgan Enhanced Index Initial Class	-	(20,677)	(20,677)	-	(9,429)	(9,429)

TA JPMorgan Enhanced Index Service Class	100,185	(168,460)	(68,275)	178,748	(156,411)	22,337

TA JPMorgan International Moderate Growth Service Class	208,268	(2,145,664)	(1,937,396)	2,040,276	(4,193,121)	(2,152,845)

TA JPMorgan Mid Cap Value Service Class	365,336	(523,084)	(157,748)	226,933	(863,951)	(637,018)

48

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4.  Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA JPMorgan Tactical Allocation Service Class	609,606	(2,639,532)	(2,029,926)	1,049,868	(3,820,815)	(2,770,947)

TA Legg Mason Dynamic Allocation - Balanced Service Class	484,602	(1,595,323)	(1,110,721)	502,496	(2,450,424)	(1,947,928)

TA Legg Mason Dynamic Allocation - Growth Service Class	170,398	(1,713,196)	(1,542,798)	686,331	(1,723,487)	(1,037,156)

TA Levin Large Cap Value Service Class	73,918	(959)	72,959	14,949	(4,366)	10,583

TA Madison Diversified Income Service Class	352,842	(48,034)	304,808	155,187	(81,187)	74,000

TA Managed Risk - Balanced ETF Service Class	1,187,646	(10,541,063)	(9,353,417)	2,875,044	(15,957,893)	(13,082,849)

TA Managed Risk - Conservative ETF Service Class	831,028	(6,438,006)	(5,606,978)	593,336	(3,875,568)	(3,282,232)

TA Managed Risk - Growth ETF Service Class	1,661,609	(11,879,340)	(10,217,731)	1,630,623	(16,427,649)	(14,797,026)

TA Market Participation Strategy Service Class	132,518	(556,331)	(423,813)	459,070	(1,269,613)	(810,543)

TA Morgan Stanley Capital Growth Initial Class	479,862	(10,529)	469,333	1,865	(252)	1,613

TA Morgan Stanley Capital Growth Service Class	1,915,066	(221,066)	1,694,000	222,579	(252,196)	(29,617)

TA Multi-Managed Balanced Initial Class	-	-	-	-	-	-

TA Multi-Managed Balanced Service Class	550,762	(2,658,447)	(2,107,685)	1,029,786	(3,375,485)	(2,345,699)

TA Multi-Manager Alternative Strategies Service Class	16,625	(7,862)	8,763	11,958	(8,723)	3,235

TA PIMCO Tactical - Balanced Service Class	290,270	(920,567)	(630,297)	367,429	(1,704,524)	(1,337,095)

TA PIMCO Tactical - Conservative Service Class	467,595	(823,075)	(355,480)	186,335	(954,751)	(768,416)

TA PIMCO Tactical - Growth Service Class	239,047	(955,695)	(716,648)	513,316	(1,232,126)	(718,810)

TA PIMCO Total Return Initial Class	35,011	(92,800)	(57,789)	-	(7,651)	(7,651)

TA PIMCO Total Return Service Class	1,556,410	(4,368,748)	(2,812,338)	1,981,853	(5,024,295)	(3,042,442)

TA PineBridge Inflation Opportunities Service Class	442,076	(994,697)	(552,621)	473,162	(1,622,119)	(1,148,957)

TA ProFunds UltraBear Service Class (OAM)	9,304,476	(25,784,761)	(16,480,285)	31,101,854	(7,663,632)	23,438,222

TA QS Investors Active Asset Allocation - Conservative Service Class	111,643	(901,286)	(789,643)	130,614	(1,319,318)	(1,188,704)

TA QS Investors Active Asset Allocation - Moderate Service Class	477,310	(2,308,487)	(1,831,177)	822,712	(3,192,449)	(2,369,737)

TA QS Investors Active Asset Allocation - Moderate Growth Service Class	411,024	(1,735,509)	(1,324,485)	452,183	(2,332,303)	(1,880,120)

TA Small/Mid Cap Value Initial Class	-	(28,702)	(28,702)	216	(8,685)	(8,469)

TA Small/Mid Cap Value Service Class	487,373	(589,521)	(102,148)	265,758	(462,047)	(196,289)

49

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4.  Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA T. Rowe Price Small Cap Initial Class	1,375	(13,948)	(12,573)	3,979	(11,757)	(7,778)

TA T. Rowe Price Small Cap Service Class	652,753	(861,861)	(209,108)	400,824	(1,125,526)	(724,702)

TA TS&W International Equity Initial Class	900	(23,455)	(22,555)	74	(14,272)	(14,198)

TA TS&W International Equity Service Class	132,500	(151,534)	(19,034)	102,759	(177,317)	(74,558)

TA U.S. Equity Index Service Class	2,539,124	(560,027)	1,979,097	513,948	(52,942)	461,006

TA WMC US Growth Initial Class	804,120	(146,373)	657,747	83,183	(246,997)	(163,814)

TA WMC US Growth Service Class	1,321,537	(676,083)	645,454	292,725	(924,871)	(632,146)

Vanguard® - Capital Growth	-	-	-	-	-	-

Vanguard® - Conservative Allocation	-	-	-	-	-	-

Vanguard® - Diversified Value	-	-	-	-	-	-

Vanguard® Balanced	-	-	-	-	-	-

Vanguard® Equity Income	-	-	-	-	-	-

Vanguard® Equity Index	-	(54,305)	(54,305)	-	-	-

Vanguard® Global Bond Index	-	-	-	-	-	-

Vanguard® Growth	-	-	-	-	-	-

Vanguard® High Yield Bond	-	-	-	-	-	-

Vanguard® International	-	(41,630)	(41,630)	-	(612)	(612)

Vanguard® Mid-Cap Index	62,719	(27,647)	35,072	-	-	-

Vanguard® Moderate Allocation	-	-	-	-	-	-

Vanguard® Money Market	-	-	-	-	-	-

Vanguard® Real Estate Index	35,822	(17,353)	18,469	-	-	-

Vanguard® Short-Term Investment Grade	136,568	(60,523)	76,045	-	-	-

Vanguard® Total Bond Market Index	135,569	(99,197)	36,372	-	-	-

Vanguard® Total International Stock Market Index	-	-	-	-	-	-

Vanguard® Total Stock Market Index	-	-	-	-	-	-

Voya Global Perspectives Class S Shares	-	-	-	-	-	-

Voya Large Cap Value Class S Shares	-	-	-	-	-	-

50

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4.  Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-

Wanger International	-	-	-	-	-	-

Wanger USA	-	-	-	-	-	-

51

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4.  Change in Unit Dollars (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Balanced Wealth Strategy Class B Shares	$1,110,691	$(1,098,434)	$12,257	$1,949,402	$(1,292,852)	$656,550

AB Growth and Income Class B Shares	4,074,361	(6,606,057)	(2,531,696)	2,284,325	(3,309,901)	(1,025,576)

AB Large Cap Growth Class B Shares	-	(92,511)	(92,511)	38,362	(115,934)	(77,572)

American Funds - Asset Allocation Class 2 Shares	8,399,811	(6,502,911)	1,896,900	18,225,904	(14,352,753)	3,873,151

American Funds - Bond Class 2 Shares	5,086,285	(4,130,739)	955,546	2,089,064	(2,669,646)	(580,582)

American Funds - Growth Class 2 Shares	25,253,071	(10,373,609)	14,879,462	14,563,406	(13,635,985)	927,421

American Funds - Growth-Income Class 2 Shares	13,538,286	(5,132,425)	8,405,861	11,860,488	(12,785,123)	(924,635)

American Funds - International Class 2 Shares	10,903,567	(5,076,599)	5,826,968	21,181,907	(5,186,985)	15,994,922

DFA VA Equity Allocation	-	-	-	-	-	-

DFA VA Global Bond	-	-	-	-	-	-

DFA VA Global Moderate Allocation	-	-	-	-	-	-

DFA VA International Small	-	-	-	-	-	-

DFA VA International Value	-	-	-	-	-	-

DFA VA Short-Term Fixed	-	-	-	-	-	-

DFA VA U.S. Large Value	-	-	-	-	-	-

DFA VA U.S. Targeted Value	-	-	-	-	-	-

Fidelity® VIP Balanced Service Class 2	7,018,315	(5,149,761)	1,868,554	9,786,668	(5,778,865)	4,007,803

Fidelity® VIP Contrafund® Initial Class	-	-	-	-	-	-

Fidelity® VIP Contrafund® Service Class 2	22,542,065	(7,591,804)	14,950,261	5,964,809	(10,339,002)	(4,374,193)

Fidelity® VIP Equity-Income Service Class 2	-	(54,982)	(54,982)	47,977	(252,991)	(205,014)

Fidelity® VIP Growth Service Class 2	-	(46,849)	(46,849)	38,303	(125,050)	(86,747)

Fidelity® VIP Growth Opportunities Service Class 2	-	(89)	(89)	-	(82)	(82)

Fidelity® VIP Mid Cap Initial Class	-	-	-	-	-	-

Fidelity® VIP Mid Cap Service Class 2	8,029,335	(5,873,653)	2,155,682	5,496,452	(17,683,661)	(12,187,209)

Fidelity® VIP Value Strategies Initial Class	-	(3,106)	(3,106)	-	(4)	(4)

Fidelity® VIP Value Strategies Service Class 2	4,385,370	(2,983,505)	1,401,865	1,965,651	(4,096,610)	(2,130,959)

Franklin Allocation Class 4 Shares	213,660	(634,456)	(420,796)	4,114	(790,515)	(786,401)

52

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Franklin Income Class 2 Shares	$89,379	$(713,719)	$(624,340)	$10,752	$(594,154)	$(583,402)

Franklin Mutual Shares Class 2 Shares	48,919	(137,435)	(88,516)	21,829	(155,229)	(133,400)

Franklin Templeton Foreign Class 2 Shares	26,984	(237,165)	(210,181)	18,209	(317,790)	(299,581)

Invesco V.I. American Franchise Series II Shares	-	(72,716)	(72,716)	-	(9,237)	(9,237)

Janus Henderson - Enterprise Service Shares	-	(5,614)	(5,614)	42,227	(100,375)	(58,148)

Janus Henderson - Global Research Service Shares	-	(15,171)	(15,171)	13,222	(74,497)	(61,275)

Janus Henderson - Mid Cap Value Service Shares	-	(78)	(78)	-	(92)	(92)

JPMorgan Insurance Trust Core Bond Class 1 Shares	100,600	(135,496)	(34,896)	-	(39,877)	(39,877)

JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	-	(2)	(2)	-	1	1

JPMorgan Insurance Trust Small Cap Core Class 1 Shares	-	(7,615)	(7,615)	-	(158)	(158)

JPMorgan Insurance Trust U.S. Equity Class 1 Shares	-	(1,184)	(1,184)	-	(1,080)	(1,080)

MFS® New Discovery Service Class	21,875	(166,770)	(144,895)	31,353	(288,401)	(257,048)

MFS® Total Return Service Class	9,773	(108,175)	(98,402)	8,701	(272,635)	(263,934)

State Street Total Return V.I.S. Class 3 Shares	2,319,741	(3,171,330)	(851,589)	2,075,647	(427,008)	1,648,639

TA 60/40 Allocation Service Class	617,381	(183,757)	433,624	651,554	(33,996)	617,558

TA Aegon High Yield Bond Initial Class	411	(63,779)	(63,368)	7,334	(941)	6,393

TA Aegon High Yield Bond Service Class	2,197,524	(1,512,434)	685,090	1,182,296	(1,783,132)	(600,836)

TA Aegon U.S. Government Securities Initial Class	5,869	(90,962)	(85,093)	-	(20,356)	(20,356)

TA Aegon U.S. Government Securities Service Class	21,495,072	(48,979,272)	(27,484,200)	45,479,703	(15,349,476)	30,130,227

TA American Funds Managed Risk - Balanced Service Class	14,242,178	(5,515,532)	8,726,646	15,015,876	(4,674,950)	10,340,926

TA Barrow Hanley Dividend Focused Initial Class	1,320	(367,776)	(366,456)	63,683	(345,328)	(281,645)

TA Barrow Hanley Dividend Focused Service Class	5,472,806	(6,665,915)	(1,193,109)	2,704,181	(3,085,650)	(381,469)

TA BlackRock Global Allocation Service Class	5,056,330	(7,391,639)	(2,335,309)	6,606,992	(12,188,520)	(5,581,528)

TA BlackRock Global Allocation Managed Risk - Balanced Service Class	3,153,439	(1,499,548)	1,653,891	4,179,377	(644,577)	3,534,800

TA BlackRock Global Allocation Managed Risk - Growth Service Class	881,567	(1,256,390)	(374,823)	1,495,992	(1,051,146)	444,846

TA BlackRock Global Real Estate Securities Initial Class	3,467	(11,258)	(7,791)	-	(1,105)	(1,105)

53

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4.  Change in Unit Dollars (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA BlackRock Global Real Estate Securities Service Class	$1,120,227	$(631,730)	$488,497	$493,190	$(1,108,100)	$(614,910)
TA BlackRock Government Money Market Initial Class	185,034	(239,301)	(54,267)	87,987	(22,496)	65,491
TA BlackRock Government Money Market Service Class	46,514,808	(37,684,489)	8,830,319	44,240,163	(46,081,276)	(1,841,113)
TA BlackRock iShares Edge 100 Service Class	920,685	(301,779)	618,906	770,489	(291,675)	478,814
TA BlackRock iShares Edge 40 Initial Class	419	(6,783)	(6,364)	261	(858)	(597)
TA BlackRock iShares Edge 40 Service Class	2,084,808	(2,686,392)	(601,584)	1,960,367	(3,084,546)	(1,124,179)
TA BlackRock iShares Edge 50 Service Class	12,701,720	(1,635,216)	11,066,504	6,704,404	(974,404)	5,730,000
TA BlackRock iShares Edge 75 Service Class	5,078,279	(1,083,873)	3,994,406	3,669,375	(1,237,241)	2,432,134
TA BlackRock Tactical Allocation Service Class	2,006,221	(13,165,877)	(11,159,656)	3,915,969	(11,124,562)	(7,208,593)
TA Greystone International Growth Initial Class	23,884	(19,669)	4,215	473	(6,202)	(5,729)
TA Greystone International Growth Service Class	1,255,167	(1,719,843)	(464,676)	1,972,299	(15,816,171)	(13,843,872)
TA International Equity Index Service Class	3,250,543	(720,304)	2,530,239	2,199,889	(1,022,420)	1,177,469
TA Janus Balanced Service Class	10,246,869	(11,026,068)	(779,199)	13,826,278	(11,336,124)	2,490,154
TA Janus Mid-Cap Growth Initial Class	9,937	(69,243)	(59,306)	67,193	(10,066)	57,127
TA Janus Mid-Cap Growth Service Class	5,029,769	(2,715,110)	2,314,659	10,927,850	(1,462,153)	9,465,697
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	(17,575)	(17,575)
TA JPMorgan Asset Allocation - Conservative Service Class	4,738,352	(10,058,670)	(5,320,318)	5,573,159	(7,490,203)	(1,917,044)
TA JPMorgan Asset Allocation - Growth Initial Class	-	-	-	-	(1)	(1)
TA JPMorgan Asset Allocation - Growth Service Class	2,521,136	(1,259,733)	1,261,403	1,316,284	(1,949,758)	(633,474)
TA JPMorgan Asset Allocation - Moderate Initial Class	339,669	(668,858)	(329,189)	-	(34,981)	(34,981)
TA JPMorgan Asset Allocation - Moderate Service Class	22,542,874	(29,535,116)	(6,992,242)	35,958,570	(35,153,724)	804,846
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	(407,763)	(407,763)	-	(70)	(70)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	4,945,953	(21,867,717)	(16,921,764)	17,920,165	(27,637,283)	(9,717,118)
TA JPMorgan Core Bond Service Class	14,498,004	(5,642,636)	8,855,368	4,986,043	(4,428,451)	557,592
TA JPMorgan Enhanced Index Initial Class	-	(65,115)	(65,115)	-	(34,496)	(34,496)
TA JPMorgan Enhanced Index Service Class	1,703,148	(2,685,608)	(982,460)	1,531,352	(2,308,887)	(777,535)

54

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4.  Change in Unit Dollars (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA JPMorgan International Moderate Growth Service Class	$1,340,031	$(5,462,622)	$(4,122,591)	$6,284,165	$(8,222,579)	$(1,938,414)

TA JPMorgan Mid Cap Value Service Class	5,245,014	(5,146,790)	98,224	2,939,151	(6,753,056)	(3,813,905)

TA JPMorgan Tactical Allocation Service Class	5,838,269	(9,129,187)	(3,290,918)	9,005,331	(12,975,219)	(3,969,888)

TA Legg Mason Dynamic Allocation - Balanced Service Class	2,340,580	(9,211,303)	(6,870,723)	3,903,876	(13,106,573)	(9,202,697)

TA Legg Mason Dynamic Allocation - Growth Service Class	1,269,125	(6,020,760)	(4,751,635)	2,977,749	(7,360,265)	(4,382,516)

TA Levin Large Cap Value Service Class	729,967	(9,469)	720,498	155,145	(45,974)	109,171

TA Madison Diversified Income Service Class	3,722,251	(355,384)	3,366,867	1,856,553	(957,814)	898,739

TA Managed Risk - Balanced ETF Service Class	10,618,287	(37,992,097)	(27,373,810)	25,942,401	(47,537,418)	(21,595,017)

TA Managed Risk - Conservative ETF Service Class	4,949,732	(14,750,967)	(9,801,235)	5,342,095	(13,261,520)	(7,919,425)

TA Managed Risk - Growth ETF Service Class	9,488,206	(40,347,115)	(30,858,909)	9,393,371	(44,800,662)	(35,407,291)

TA Market Participation Strategy Service Class	1,094,362	(3,010,531)	(1,916,169)	2,493,587	(5,551,482)	(3,057,895)

TA Morgan Stanley Capital Growth Initial Class	1,878,112	(37,061)	1,841,051	6,506	(883)	5,623

TA Morgan Stanley Capital Growth Service Class	23,282,659	(2,957,066)	20,325,593	3,126,541	(1,990,478)	1,136,063

TA Multi-Managed Balanced Initial Class	-	(2)	(2)	-	1	1

TA Multi-Managed Balanced Service Class	5,193,576	(13,488,897)	(8,295,321)	11,106,005	(12,989,480)	(1,883,475)

TA Multi-Manager Alternative Strategies Service Class	165,208	(78,464)	86,744	120,392	(87,491)	32,901

TA PIMCO Tactical - Balanced Service Class	1,415,490	(3,285,158)	(1,869,668)	1,748,065	(4,237,165)	(2,489,100)

TA PIMCO Tactical - Conservative Service Class	3,596,324	(4,294,375)	(698,051)	1,801,136	(4,739,212)	(2,938,076)

TA PIMCO Tactical - Growth Service Class	1,756,440	(3,200,268)	(1,443,828)	2,863,923	(3,438,845)	(574,922)

TA PIMCO Total Return Initial Class	59,664	(156,629)	(96,965)	-	(12,357)	(12,357)

TA PIMCO Total Return Service Class	6,647,039	(10,349,167)	(3,702,128)	7,974,434	(12,040,698)	(4,066,264)

TA PineBridge Inflation Opportunities Service Class	1,947,355	(1,821,464)	125,891	2,948,447	(2,739,051)	209,396

TA ProFunds UltraBear Service Class (OAM)	288,885	(878,604)	(589,719)	1,301,917	(305,384)	996,533

TA QS Investors Active Asset Allocation - Conservative Service Class	632,587	(2,489,687)	(1,857,100)	1,366,652	(4,536,316)	(3,169,664)

TA QS Investors Active Asset Allocation - Moderate Service Class	3,504,647	(9,100,496)	(5,595,849)	6,872,899	(12,334,613)	(5,461,714)

55

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4.  Change in Unit Dollars (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA QS Investors Active Asset Allocation - Moderate Growth Service Class	$2,107,692	$(6,753,563)	$(4,645,871)	$3,211,307	$(8,483,236)	$(5,271,929)

TA Small/Mid Cap Value Initial Class	-	(434,930)	(434,930)	3,137	(136,524)	(133,387)

TA Small/Mid Cap Value Service Class	5,013,663	(2,291,247)	2,722,416	2,007,626	(1,963,557)	44,069

TA T. Rowe Price Small Cap Initial Class	4,174	(198,744)	(194,570)	35,207	(75,225)	(40,018)

TA T. Rowe Price Small Cap Service Class	10,835,420	(7,988,322)	2,847,098	5,166,357	(9,880,027)	(4,713,670)

TA TS&W International Equity Initial Class	12,109	(49,996)	(37,887)	188	(40,670)	(40,482)

TA TS&W International Equity Service Class	1,303,055	(735,417)	567,638	676,937	(870,727)	(193,790)

TA U.S. Equity Index Service Class	31,643,656	(7,175,503)	24,468,153	5,957,181	(599,432)	5,357,749

TA WMC US Growth Initial Class	1,823,912	(322,572)	1,501,340	192,117	(513,869)	(321,752)

TA WMC US Growth Service Class	11,456,247	(3,037,784)	8,418,463	3,014,129	(4,691,261)	(1,677,132)

Vanguard® - Capital Growth	-	-	-	-	-	-

Vanguard® - Conservative Allocation	-	-	-	-	-	-

Vanguard® - Diversified Value	-	-	-	-	-	-

Vanguard® Balanced	-	-	-	-	-	-

Vanguard® Equity Income	-	-	-	-	-	-

Vanguard® Equity Index	-	(1,072,521)	(1,072,521)	-	(1)	(1)

Vanguard® Global Bond Index	-	-	-	-	-	-

Vanguard® Growth	-	-	-	-	-	-

Vanguard® High Yield Bond	-	-	-	-	-	-

Vanguard® International	-	(632,356)	(632,356)	-	(9,908)	(9,908)

Vanguard® Mid-Cap Index	1,130,279	(547,094)	583,185	-	-	-

Vanguard® Moderate Allocation	-	-	-	-	-	-

Vanguard® Money Market	-	-	-	-	-	-

Vanguard® Real Estate Index	506,049	(266,638)	239,411	-	-	-

Vanguard® Short-Term Investment Grade	1,459,722	(663,023)	796,699	-	-	-

Vanguard® Total Bond Market Index	1,462,216	(1,113,500)	348,716	-	(1)	(1)

56

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4.  Change in Unit Dollars (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Vanguard® Total International Stock Market Index	$-	$-	$-	$-	$-	$-

Vanguard® Total Stock Market Index	-	-	-	-	-	-

Voya Global Perspectives Class S Shares	-	-	-	-	-	-

Voya Large Cap Value Class S Shares	-	-	-	-	-	-

Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-

Wanger International	-	-	-	-	-	-

Wanger USA	-	-	-	-	-	-

57

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Balanced Wealth Strategy Class B Shares

	12/31/2019	1,415,672	$15.18	to	$11.79	$5,775,013	2.35%	0.40%	to	2.70%	17.73%	to	15.10%

	12/31/2018	1,591,557	12.90	to	10.24	4,944,515	1.70	0.40	to	2.70	(6.79)	to	(8.88)

	12/31/2017	1,763,828	13.84	to	11.24	4,712,679	1.78	0.40	to	2.70	14.88	to	12.59

	12/31/2016	2,023,694	12.01	to	11.35	4,215,929	1.84	0.65	to	2.20	3.77	to	2.18

	12/31/2015	2,341,162	11.58	to	11.11	4,557,024	2.04	0.65	to	2.20	0.64	to	(0.91)

AB Growth and Income Class B Shares

	12/31/2019	4,287,814	19.68	to	2.21	24,808,664	1.04	0.40	to	2.50	23.12	to	20.60

	12/31/2018	5,713,960	15.98	to	1.83	22,549,039	0.75	0.40	to	2.50	(6.22)	to	(8.15)

	12/31/2017	6,311,186	17.05	to	1.99	25,327,849	1.41	0.40	to	2.50	17.54	to	15.71

	12/31/2016	5,510,413	14.43	to	13.87	17,846,053	0.86	0.90	to	2.00	10.08	to	8.88

	12/31/2015	5,217,993	13.11	to	12.74	14,390,342	1.24	0.90	to	2.00	0.52	to	(0.58)

AB Large Cap Growth Class B Shares

	12/31/2019	110,099	3.54	to	2.65	398,618	-	1.15	to	2.50	32.84	to	31.09

	12/31/2018	139,295	2.66	to	2.02	378,988	-	1.15	to	2.50	1.15	to	(0.19)

	12/31/2017	165,616	2.63	to	2.03	445,455	-	1.15	to	2.50	30.18	to	28.47

	12/31/2016	217,408	2.02	to	1.99	447,199	-	1.15	to	1.95	1.19	to	0.40

	12/31/2015	229,886	2.00	to	1.99	468,281	-	1.15	to	1.95	9.59	to	8.74

American Funds - Asset Allocation Class 2 Shares

	12/31/2019	10,219,303	17.00	to	12.29	66,817,584	1.95	0.60	to	2.80	20.51	to	17.93

	12/31/2018	11,287,218	14.10	to	10.42	54,283,384	1.82	0.60	to	2.80	(5.18)	to	(7.22)

	12/31/2017	15,279,462	14.87	to	11.23	54,222,730	1.54	0.60	to	2.80	15.36	to	13.07

	12/31/2016	17,001,645	12.88	to	12.16	45,745,822	1.86	0.75	to	2.30	8.59	to	6.93

	12/31/2015	15,909,527	11.86	to	11.38	32,340,462	1.68	0.75	to	2.30	0.64	to	(0.91)

American Funds - Bond Class 2 Shares

	12/31/2019	4,067,969	11.32	to	10.41	17,729,897	2.60	0.60	to	2.80	8.70	to	6.38

	12/31/2018	4,465,231	10.42	to	9.79	15,508,538	2.39	0.60	to	2.80	(1.31)	to	(3.43)

	12/31/2017	5,015,162	10.56	to	10.14	16,486,527	1.95	0.60	to	2.80	2.89	to	0.85

	12/31/2016	5,550,075	10.24	to	9.68	15,744,768	1.72	0.75	to	2.30	2.18	to	0.61

	12/31/2015	5,462,357	10.03	to	9.62	12,577,030	1.79	0.75	to	2.30	(0.47)	to	(2.01)

American Funds - Growth Class 2 Shares

	12/31/2019	5,153,853	24.27	to	15.19	72,856,161	0.79	0.60	to	2.80	29.99	to	27.21

	12/31/2018	4,840,041	18.67	to	11.94	43,464,477	0.45	0.60	to	2.80	(0.85)	to	(2.98)

	12/31/2017	5,074,221	18.83	to	12.31	43,786,720	0.52	0.60	to	2.80	27.34	to	24.81

	12/31/2016	5,791,039	14.77	to	13.95	30,774,870	0.86	0.75	to	2.30	8.67	to	7.01

	12/31/2015	5,846,107	13.59	to	13.04	25,212,890	0.64	0.75	to	2.30	6.06	to	4.43

American Funds - Growth-Income Class 2 Shares

	12/31/2019	3,578,073	21.87	to	13.80	45,989,717	1.80	0.60	to	2.80	25.38	to	22.70

	12/31/2018	3,300,529	17.44	to	11.25	29,560,348	1.54	0.60	to	2.80	(2.38)	to	(4.48)

	12/31/2017	6,132,937	17.87	to	11.78	31,707,232	1.44	0.60	to	2.80	21.47	to	19.06

	12/31/2016	6,196,880	14.69	to	13.88	24,020,712	1.60	0.75	to	2.30	10.69	to	8.99

	12/31/2015	6,078,747	13.27	to	12.73	19,534,129	1.37	0.75	to	2.30	0.70	to	(0.85)

American Funds - International Class 2 Shares

	12/31/2019	11,158,019	14.76	to	12.98	40,863,027	1.55	0.60	to	2.80	22.15	to	19.54

	12/31/2018	11,793,828	12.08	to	10.86	28,518,169	2.22	0.60	to	2.80	(13.66)	to	(15.51)

	12/31/2017	4,186,038	14.00	to	12.85	17,419,416	1.31	0.60	to	2.80	31.16	to	28.56

	12/31/2016	4,168,809	10.66	to	10.07	11,475,849	1.49	0.75	to	2.30	2.76	to	1.18

	12/31/2015	4,190,015	10.37	to	9.95	10,292,784	1.11	0.75	to	2.30	(5.24)	to	(6.70)

58

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

			At December 31					For the Year Ended December 31
Subaccount			Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

DFA VA Equity Allocation

	12/31/2019	(1)	-	$10.04	to	$10.04	$-	-%	0.27%	to	0.47%	-%	to	-%

DFA VA Global Bond

	12/31/2019	(1)	-	10.01	to	10.01	-	-	0.27	to	0.47	-	to	-

DFA VA Global Moderate Allocation

	12/31/2019	(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

DFA VA International Small

	12/31/2019	(1)	-	10.15	to	10.14	-	-	0.27	to	0.47	-	to	-

DFA VA International Value

	12/31/2019	(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

DFA VA Short-Term Fixed

	12/31/2019	(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-

DFA VA U.S. Large Value

	12/31/2019	(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

DFA VA U.S. Targeted Value

	12/31/2019	(1)	-	9.99	to	9.99	-	-	0.27	to	0.47	-	to	-

Fidelity® VIP Balanced Service Class 2

	12/31/2019		7,129,126	17.71	to	12.71	34,772,178	1.59	0.40	to	2.50	23.62	to	21.09

	12/31/2018		8,189,669	14.33	to	10.50	26,708,903	1.37	0.40	to	2.50	(4.82)	to	(6.79)

	12/31/2017		8,980,286	15.06	to	11.26	24,492,159	1.28	0.40	to	2.50	15.60	to	13.29

	12/31/2016		9,610,359	13.02	to	12.30	21,131,382	1.13	0.45	to	2.00	6.50	to	4.87

	12/31/2015		10,652,231	12.22	to	11.73	20,942,222	1.38	0.45	to	2.00	(0.09)	to	(1.63)

Fidelity® VIP Contrafund® Initial Class

	12/31/2019		-	21.14	to	20.65	-	-	0.65	to	1.00	30.73	to	30.27

	12/31/2018		-	16.17	to	15.85	-	-	0.65	to	1.00	(6.99)	to	(7.31)

	12/31/2017		-	17.38	to	17.10	-	-	0.65	to	1.00	21.09	to	20.67

	12/31/2016		-	14.35	to	14.17	-	-	0.65	to	1.00	7.31	to	6.93

	12/31/2015		-	13.38	to	13.25	-	-	0.65	to	1.00	0.02	to	(0.33)

Fidelity® VIP Contrafund® Service Class 2

	12/31/2019		7,212,975	20.74	to	3.25	64,338,846	0.24	0.40	to	2.50	30.75	to	28.07

	12/31/2018		5,600,447	15.86	to	2.54	37,145,331	0.43	0.40	to	2.50	(7.01)	to	(8.93)

	12/31/2017		6,467,651	17.06	to	2.79	44,958,123	0.79	0.40	to	2.50	20.50	to	18.63

	12/31/2016		6,870,488	14.09	to	13.54	34,500,882	0.67	0.90	to	2.00	6.77	to	5.60

	12/31/2015		7,251,023	13.20	to	12.82	30,642,355	0.64	0.90	to	2.00	(0.48)	to	(1.57)

Fidelity® VIP Equity-Income Service Class 2

	12/31/2019		246,717	2.01	to	2.13	568,345	1.83	1.15	to	2.50	25.66	to	24.01

	12/31/2018		271,212	1.60	to	1.72	502,640	1.83	1.15	to	2.50	(9.58)	to	(10.78)

	12/31/2017		360,555	1.77	to	1.93	761,780	1.42	1.15	to	2.50	11.37	to	9.91

	12/31/2016		441,460	1.59	to	1.87	849,441	2.07	1.15	to	1.95	16.37	to	15.46

	12/31/2015		522,920	1.37	to	1.62	881,845	2.83	1.15	to	1.95	(5.33)	to	(6.07)

Fidelity® VIP Growth Service Class 2

	12/31/2019		347,776	3.30	to	2.54	1,145,730	0.05	1.15	to	2.50	32.45	to	30.71

	12/31/2018		362,404	2.49	to	1.94	907,513	0.04	1.15	to	2.50	(1.57)	to	(2.87)

	12/31/2017		392,569	2.53	to	2.00	1,003,079	0.08	1.15	to	2.50	33.29	to	31.54

	12/31/2016		408,897	1.90	to	1.81	785,155	-	1.15	to	1.95	(0.59)	to	(1.37)

	12/31/2015		427,939	1.91	to	1.83	832,825	0.03	1.15	to	1.95	5.69	to	4.86

Fidelity® VIP Growth Opportunities Service Class 2

	12/31/2019		1,150	3.72	to	2.75	3,258	-	1.25	to	1.55	38.76	to	38.35

	12/31/2018		1,194	2.68	to	1.99	2,443	0.08	1.25	to	1.55	10.82	to	10.49

	12/31/2017		1,238	2.42	to	1.80	2,289	0.10	1.25	to	1.55	32.53	to	32.14

	12/31/2016		1,283	1.83	to	1.36	1,792	0.05	1.25	to	1.55	(1.17)	to	(1.46)

	12/31/2015		1,328	1.85	to	1.38	1,880	0.00	1.25	to	1.55	4.04	to	3.74

59

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Mid Cap Initial Class

	12/31/2019	-	$17.95	to	$17.54	$-	-%	0.65%	to	1.00%	22.65%	to	22.22%

	12/31/2018	-	14.64	to	14.35	-	-	0.65	to	1.00	(15.10)	to	(15.39)

	12/31/2017	-	17.24	to	16.96	-	-	0.65	to	1.00	20.03	to	19.61

	12/31/2016	-	14.36	to	14.18	-	-	0.65	to	1.00	11.51	to	11.12

	12/31/2015	-	12.88	to	12.76	-	-	0.65	to	1.00	(2.03)	to	(2.37)

Fidelity® VIP Mid Cap Service Class 2

	12/31/2019	2,704,386	17.62	to	3.55	27,192,549	0.68	0.40	to	2.50	22.68	to	20.17

	12/31/2018	2,778,518	14.36	to	2.95	20,393,728	0.37	0.40	to	2.50	(15.11)	to	(16.86)

	12/31/2017	5,062,903	16.92	to	3.55	36,379,914	0.50	0.40	to	2.50	19.46	to	17.61

	12/31/2016	5,297,560	14.09	to	13.54	27,980,216	0.34	0.90	to	2.00	10.92	to	9.71

	12/31/2015	5,521,714	12.71	to	12.34	24,624,604	0.27	0.90	to	2.00	(2.51)	to	(3.58)

Fidelity® VIP Value Strategies Initial Class

	12/31/2019	1,534	17.14	to	16.75	26,305	1.60	0.65	to	1.00	33.66	to	33.19

	12/31/2018	1,730	12.83	to	12.57	22,195	0.98	0.65	to	1.00	(17.86)	to	(18.15)

	12/31/2017	1,731	15.62	to	15.36	27,025	1.51	0.65	to	1.00	18.59	to	18.17

	12/31/2016	1,731	13.17	to	13.00	22,793	1.16	0.65	to	1.00	8.91	to	8.54

	12/31/2015	1,731	12.09	to	11.98	20,931	1.17	0.65	to	1.00	(3.62)	to	(3.95)

Fidelity® VIP Value Strategies Service Class 2

	12/31/2019	1,436,606	16.81	to	3.00	13,100,877	1.43	0.40	to	2.50	33.56	to	30.83

	12/31/2018	1,554,410	12.58	to	2.29	8,610,083	0.71	0.40	to	2.50	(17.83)	to	(19.52)

	12/31/2017	2,008,310	15.32	to	2.85	12,836,585	1.23	0.40	to	2.50	18.02	to	16.19

	12/31/2016	2,168,759	12.91	to	12.41	10,823,952	1.00	0.90	to	2.00	8.30	to	7.11

	12/31/2015	2,209,354	11.93	to	11.59	9,569,134	0.90	0.90	to	2.00	(4.06)	to	(5.11)

Franklin Allocation Class 4 Shares

	12/31/2019	1,035,878	2.27	to	11.10	2,266,701	3.39	1.30	to	2.65	18.03	to	16.48

	12/31/2018	1,241,190	1.92	to	9.53	2,302,272	3.02	1.30	to	2.65	(10.75)	to	(11.93)

	12/31/2017	1,619,010	2.15	to	10.82	3,384,945	2.52	1.30	to	2.65	10.35	to	8.90

	12/31/2016	1,941,404	1.95	to	1.83	3,694,259	3.71	1.30	to	2.10	11.48	to	10.61

	12/31/2015	2,139,547	1.75	to	1.66	3,663,185	2.77	1.30	to	2.10	(7.44)	to	(8.17)

Franklin Income Class 2 Shares

	12/31/2019	1,442,333	1.62	to	1.54	2,298,317	5.36	1.15	to	2.50	14.74	to	13.23

	12/31/2018	1,855,382	1.41	to	1.36	2,577,641	4.90	1.15	to	2.50	(5.40)	to	(6.65)

	12/31/2017	2,252,757	1.49	to	1.46	3,318,178	4.23	1.15	to	2.50	8.43	to	7.00

	12/31/2016	2,549,956	1.37	to	1.27	3,477,568	4.92	1.15	to	1.95	12.73	to	11.85

	12/31/2015	2,995,232	1.22	to	1.14	3,637,520	4.37	1.15	to	1.95	(8.11)	to	(8.83)

Franklin Mutual Shares Class 2 Shares

	12/31/2019	336,678	1.54	to	1.85	521,168	1.70	1.15	to	2.50	21.18	to	19.58

	12/31/2018	400,640	1.27	to	1.54	510,977	2.27	1.15	to	2.50	(10.11)	to	(11.30)

	12/31/2017	498,421	1.41	to	1.74	705,918	2.17	1.15	to	2.50	7.12	to	5.71

	12/31/2016	582,908	1.32	to	1.22	775,627	1.91	1.15	to	1.95	14.74	to	13.84

	12/31/2015	686,274	1.15	to	1.07	795,342	3.09	1.15	to	1.95	(6.02)	to	(6.76)

Franklin Templeton Foreign Class 2 Shares

	12/31/2019	1,045,944	1.06	to	1.19	1,084,620	1.75	1.15	to	2.50	11.25	to	9.78

	12/31/2018	1,262,245	0.95	to	1.08	1,180,019	2.71	1.15	to	2.50	(16.41)	to	(17.52)

	12/31/2017	1,543,003	1.14	to	1.31	1,730,862	2.59	1.15	to	2.50	15.37	to	13.86

	12/31/2016	1,725,317	0.99	to	0.92	1,683,083	1.97	1.15	to	1.95	5.96	to	5.13

	12/31/2015	1,871,388	0.93	to	0.87	1,727,313	3.20	1.15	to	1.95	(7.56)	to	(8.28)

Invesco V.I. American Franchise Series II Shares

	12/31/2019	69,582	2.40	to	2.17	161,362	-	1.15	to	2.50	34.88	to	33.10

	12/31/2018	104,763	1.78	to	1.63	181,992	-	1.15	to	2.50	(4.99)	to	(6.25)

	12/31/2017	109,350	1.87	to	1.74	200,731	-	1.15	to	2.50	25.59	to	23.94

	12/31/2016	125,436	1.49	to	1.44	183,985	-	1.15	to	1.95	0.86	to	0.07

	12/31/2015	126,470	1.48	to	1.44	184,547	-	1.15	to	1.95	3.56	to	2.75

60

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Janus Henderson - Enterprise Service Shares

	12/31/2019	80,431	$4.08	to	$3.49	$388,352	0.05%	1.15%	to	2.50%	33.62%	to	31.86%

	12/31/2018	81,729	3.06	to	2.65	295,954	0.13	1.15	to	2.50	(1.80)	to	(3.10)

	12/31/2017	94,795	3.11	to	2.73	356,554	0.53	1.15	to	2.50	25.65	to	24.00

	12/31/2016	97,516	2.48	to	3.00	290,893	0.72	1.15	to	1.95	10.83	to	9.97

	12/31/2015	101,617	2.24	to	2.73	275,800	0.76	1.15	to	1.95	2.59	to	1.78

Janus Henderson - Global Research Service Shares

	12/31/2019	188,381	2.10	to	1.66	360,718	0.86	1.15	to	2.50	27.25	to	25.57

	12/31/2018	197,738	1.65	to	1.32	297,947	0.96	1.15	to	2.50	(8.15)	to	(9.36)

	12/31/2017	231,664	1.79	to	1.46	389,774	0.68	1.15	to	2.50	25.25	to	23.60

	12/31/2016	289,631	1.43	to	1.43	395,561	0.95	1.15	to	1.95	0.66	to	(0.12)

	12/31/2015	299,642	1.42	to	1.44	406,816	0.53	1.15	to	1.95	(3.64)	to	(4.40)

Janus Henderson - Mid Cap Value Service Shares

	12/31/2019	900	2.96	to	2.79	2,579	1.48	1.25	to	1.55	28.44	to	28.06

	12/31/2018	934	2.30	to	2.18	2,089	0.90	1.25	to	1.55	(14.89)	to	(15.14)

	12/31/2017	969	2.71	to	2.56	2,549	0.64	1.25	to	1.55	12.23	to	11.90

	12/31/2016	1,004	2.41	to	2.29	2,356	0.91	1.25	to	1.55	17.30	to	16.96

	12/31/2015	1,039	2.06	to	1.96	2,083	1.04	1.25	to	1.55	(4.88)	to	(5.16)

JPMorgan Insurance Trust Core Bond Class 1 Shares

	12/31/2019	312,512	1.38	to	10.46	426,543	2.46	1.25	to	2.50	6.84	to	5.54

	12/31/2018	342,219	1.29	to	9.91	433,361	2.40	1.25	to	2.50	(1.19)	to	(2.40)

	12/31/2017	373,840	1.30	to	10.16	480,107	2.58	1.25	to	2.50	2.30	to	1.05

	12/31/2016	417,140	1.27	to	1.21	525,026	2.65	1.25	to	1.95	0.86	to	0.17

	12/31/2015	500,032	1.26	to	1.21	624,029	3.69	1.25	to	1.95	(0.13)	to	(0.81)

JPMorgan Insurance Trust Mid Cap Value Class 1 Shares

	12/31/2019	52,138	3.81	to	11.64	197,917	1.59	1.25	to	2.50	25.20	to	23.67

	12/31/2018	52,138	3.04	to	9.41	158,145	0.96	1.25	to	2.50	(12.93)	to	(14.00)

	12/31/2017	52,138	3.50	to	10.94	181,699	0.79	1.25	to	2.50	12.36	to	11.00

	12/31/2016	52,138	3.11	to	2.95	161,765	0.86	1.25	to	1.95	13.28	to	12.51

	12/31/2015	52,138	2.75	to	2.62	142,851	0.99	1.25	to	1.95	(3.86)	to	(4.52)

JPMorgan Insurance Trust Small Cap Core Class 1 Shares

	12/31/2019	308	3.80	to	11.58	1,166	0.74	1.25	to	2.50	23.04	to	21.54

	12/31/2018	2,503	3.09	to	9.53	7,637	0.37	1.25	to	2.50	(13.02)	to	(14.09)

	12/31/2017	2,547	3.55	to	11.09	8,950	0.32	1.25	to	2.50	13.81	to	12.42

	12/31/2016	2,590	3.12	to	2.96	8,007	0.52	1.25	to	1.95	18.73	to	17.92

	12/31/2015	2,637	2.63	to	2.51	6,877	0.14	1.25	to	1.95	(6.45)	to	(7.09)

JPMorgan Insurance Trust U.S. Equity Class 1 Shares

	12/31/2019	24,613	4.11	to	13.83	100,581	0.85	1.25	to	2.50	30.13	to	28.54

	12/31/2018	24,936	3.16	to	10.76	78,356	0.82	1.25	to	2.50	(7.33)	to	(8.47)

	12/31/2017	25,247	3.41	to	11.76	85,661	0.88	1.25	to	2.50	20.82	to	19.36

	12/31/2016	25,556	2.82	to	2.68	71,808	0.98	1.25	to	1.95	9.57	to	8.82

	12/31/2015	25,897	2.58	to	2.46	66,448	1.12	1.25	to	1.95	(0.38)	to	(1.07)

MFS® New Discovery Service Class

	12/31/2019	494,433	3.60	to	3.78	1,897,707	-	1.15	to	2.50	39.67	to	37.83

	12/31/2018	535,587	2.58	to	2.74	1,480,353	-	1.15	to	2.50	(2.84)	to	(4.13)

	12/31/2017	614,556	2.65	to	2.86	1,753,527	-	1.15	to	2.50	24.90	to	23.26

	12/31/2016	728,669	2.12	to	1.99	1,699,029	-	1.15	to	1.95	7.57	to	6.72

	12/31/2015	840,975	1.98	to	1.86	1,819,446	-	1.15	to	1.95	(3.26)	to	(4.02)

MFS® Total Return Service Class

	12/31/2019	491,795	1.92	to	1.98	1,004,119	2.13	1.15	to	2.50	18.75	to	17.19

	12/31/2018	540,759	1.62	to	1.69	936,597	1.92	1.15	to	2.50	(6.95)	to	(8.18)

	12/31/2017	684,296	1.74	to	1.84	1,277,761	2.24	1.15	to	2.50	10.75	to	9.30

	12/31/2016	1,048,659	1.57	to	1.69	1,824,238	2.68	1.15	to	1.95	7.58	to	6.74

	12/31/2015	1,107,681	1.46	to	1.58	1,794,787	2.37	1.15	to	1.95	(1.71)	to	(2.48)

61

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

			At December 31					For the Year Ended December 31
Subaccount			Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

State Street Total Return V.I.S. Class 3 Shares

	12/31/2019		1,286,288	$14.25	to	$11.47	$4,647,034	2.05%	0.40%	to	2.70%	15.11%	to	12.53%

	12/31/2018		1,413,838	12.38	to	10.19	4,872,213	2.33	0.40	to	2.70	(6.98)	to	(9.08)

	12/31/2017		1,414,159	13.31	to	11.21	3,637,485	2.13	0.40	to	2.70	14.52	to	12.24

	12/31/2016		1,363,223	11.59	to	10.95	2,313,919	1.77	0.65	to	2.20	5.39	to	3.78

	12/31/2015		1,266,778	11.00	to	10.55	1,849,112	1.47	0.65	to	2.20	(1.98)	to	(3.49)

TA 60/40 Allocation Service Class

	12/31/2019		101,302	11.55	to	11.21	1,153,458	0.18	0.20	to	2.00	19.89	to	17.75

	12/31/2018	(1)	61,235	9.64	to	9.52	586,107	-	0.20	to	2.00	-	to	-

TA Aegon High Yield Bond Initial Class

	12/31/2019		25,128	13.51	to	2.23	82,928	5.24	0.45	to	2.50	13.70	to	11.43

	12/31/2018		50,377	11.88	to	2.00	132,360	6.34	0.45	to	2.50	(2.79)	to	(4.75)

	12/31/2017		47,609	12.23	to	2.10	130,755	6.27	0.45	to	2.50	6.96	to	4.83

	12/31/2016		36,425	11.43	to	1.85	98,517	5.97	0.45	to	1.90	14.83	to	13.20

	12/31/2015		53,786	9.95	to	1.63	120,077	6.26	0.45	to	1.90	(4.65)	to	(6.01)

TA Aegon High Yield Bond Service Class

	12/31/2019		1,767,357	13.17	to	11.09	7,895,861	6.00	0.20	to	2.50	13.74	to	11.19

	12/31/2018		1,879,618	11.58	to	9.97	6,383,952	5.91	0.20	to	2.50	(2.90)	to	(5.09)

	12/31/2017		2,134,226	11.92	to	10.51	7,261,724	5.61	0.20	to	2.50	6.25	to	4.60

	12/31/2016		2,268,819	11.15	to	10.71	6,641,135	5.69	0.90	to	2.00	13.97	to	12.73

	12/31/2015		2,568,185	9.78	to	9.50	5,904,739	6.14	0.90	to	2.00	(5.16)	to	(6.19)

TA Aegon U.S. Government Securities Initial Class

	12/31/2019		89,828	1.53	to	1.20	186,543	1.84	1.25	to	2.50	5.29	to	4.00

	12/31/2018		132,172	1.46	to	1.15	261,085	3.03	1.25	to	2.50	(0.99)	to	(2.20)

	12/31/2017		142,568	1.47	to	1.18	284,854	4.00	1.25	to	2.50	1.39	to	0.16

	12/31/2016		127,683	1.45	to	1.25	251,979	0.88	1.25	to	1.90	(0.93)	to	(1.56)

	12/31/2015		153,991	1.46	to	1.27	307,218	2.22	1.25	to	1.90	(1.14)	to	(1.77)

TA Aegon U.S. Government Securities Service Class

	12/31/2019		9,041,053	10.72	to	10.10	33,204,191	1.59	0.20	to	2.50	6.14	to	3.72

	12/31/2018		13,408,309	10.10	to	9.74	58,924,996	2.23	0.20	to	2.50	(0.19)	to	(2.47)

	12/31/2017		10,761,864	10.11	to	9.99	28,859,784	2.68	0.20	to	2.50	1.90	to	(0.13)

	12/31/2016		19,883,084	9.90	to	9.36	72,397,578	0.44	0.45	to	2.00	(0.31)	to	(1.84)

	12/31/2015		19,794,265	9.93	to	9.53	70,779,519	1.42	0.45	to	2.00	(0.62)	to	(2.15)

TA American Funds Managed Risk - Balanced Service Class

	12/31/2019		6,177,727	12.84	to	11.73	75,573,079	1.26	0.20	to	2.50	17.57	to	14.93

	12/31/2018		5,415,173	10.92	to	10.21	56,971,412	0.85	0.20	to	2.50	(6.01)	to	(8.13)

	12/31/2017		4,488,029	11.62	to	11.11	50,784,606	0.64	0.20	to	2.50	14.11	to	11.84

	12/31/2016		2,676,423	10.16	to	9.90	26,789,196	0.61	0.45	to	2.00	5.94	to	4.31

	12/31/2015	(1)	977,622	9.59	to	9.49	9,319,240	-	0.45	to	2.00	-	to	-

TA Barrow Hanley Dividend Focused Initial Class

	12/31/2019		1,100,009	18.09	to	2.05	3,293,974	2.49	0.45	to	2.50	23.35	to	20.89

	12/31/2018		1,230,584	14.66	to	1.69	3,017,847	2.16	0.45	to	2.50	(11.90)	to	(13.67)

	12/31/2017		1,290,725	16.64	to	1.96	3,740,605	2.17	0.45	to	2.50	15.91	to	13.60

	12/31/2016		1,213,323	14.36	to	2.01	3,032,677	2.05	0.45	to	1.90	14.40	to	12.78

	12/31/2015		1,486,892	12.55	to	1.78	3,270,068	1.89	0.45	to	1.90	(4.03)	to	(5.39)

TA Barrow Hanley Dividend Focused Service Class

	12/31/2019		4,708,955	17.61	to	11.65	23,251,761	2.25	0.20	to	2.50	23.33	to	20.56

	12/31/2018		5,558,372	14.28	to	9.66	20,061,618	1.94	0.20	to	2.50	(11.86)	to	(13.85)

	12/31/2017		5,898,194	16.20	to	11.21	23,499,428	2.21	0.20	to	2.50	15.09	to	13.30

	12/31/2016		5,972,559	13.98	to	13.44	19,563,340	2.20	0.90	to	2.00	13.57	to	12.33

	12/31/2015		4,581,223	12.31	to	11.96	12,481,040	1.56	0.90	to	2.00	(4.69)	to	(5.74)

62

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

			At December 31					For the Year Ended December 31
Subaccount			Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock Global Allocation Service Class

	12/31/2019		19,575,170	$13.71	to	$11.43	$68,154,890	0.95%	0.20%	to	2.50%	17.61%	to	14.97%

	12/31/2018		21,778,327	11.66	to	9.94	60,747,803	1.12	0.20	to	2.50	(7.81)	to	(9.89)

	12/31/2017		26,269,985	12.65	to	11.03	72,510,972	1.10	0.20	to	2.50	12.99	to	10.73

	12/31/2016		29,085,578	11.17	to	10.53	62,055,519	0.38	0.45	to	2.00	4.09	to	2.49

	12/31/2015		32,066,493	10.73	to	10.28	56,381,328	1.72	0.45	to	2.00	(1.67)	to	(3.18)

TA BlackRock Global Allocation Managed Risk - Balanced Service Class

	12/31/2019		1,420,910	11.28	to	11.01	15,233,662	3.00	0.20	to	2.50	14.48	to	11.91

	12/31/2018		1,255,834	9.85	to	9.84	11,878,103	1.22	0.20	to	2.50	(7.95)	to	(10.03)

	12/31/2017		907,756	10.70	to	10.93	9,425,985	0.66	0.20	to	2.50	12.00	to	9.77

	12/31/2016		770,157	9.53	to	9.22	7,203,419	1.96	0.45	to	2.00	(0.08)	to	(1.61)

	12/31/2015	(1)	348,633	9.54	to	9.37	3,294,098	-	0.45	to	2.00	-	to	-

TA BlackRock Global Allocation Managed Risk - Growth Service Class

	12/31/2019		938,245	11.52	to	11.55	10,262,239	3.32	0.20	to	2.50	17.69	to	15.05

	12/31/2018		977,690	9.79	to	10.04	9,178,404	1.29	0.20	to	2.50	(10.34)	to	(12.37)

	12/31/2017		934,837	10.92	to	11.45	9,906,384	0.68	0.20	to	2.50	17.34	to	15.00

	12/31/2016		802,785	9.28	to	8.98	7,315,682	2.25	0.45	to	2.00	(0.64)	to	(2.16)

	12/31/2015	(1)	491,576	9.34	to	9.18	4,545,309	-	0.45	to	2.00	-	to	-

TA BlackRock Global Real Estate Securities Initial Class

	12/31/2019		4,917	12.82	to	2.68	15,223	0.80	0.45	to	2.50	24.63	to	22.14

	12/31/2018		7,607	10.29	to	2.20	19,076	8.81	0.45	to	2.50	(10.49)	to	(12.30)

	12/31/2017		8,032	11.49	to	2.51	22,719	3.68	0.45	to	2.50	10.82	to	8.61

	12/31/2016		8,553	10.37	to	2.01	22,037	1.76	0.45	to	1.90	0.17	to	(1.25)

	12/31/2015		8,987	10.35	to	2.04	23,333	3.42	0.45	to	1.90	(1.05)	to	(2.46)

TA BlackRock Global Real Estate Securities Service Class

	12/31/2019		1,280,292	12.49	to	11.72	6,407,054	0.61	0.20	to	2.50	24.64	to	21.84

	12/31/2018		1,321,327	10.02	to	9.62	4,790,053	8.08	0.20	to	2.50	(10.51)	to	(12.53)

	12/31/2017		1,468,053	11.20	to	11.00	6,088,478	3.27	0.20	to	2.50	10.02	to	8.31

	12/31/2016		1,703,876	10.11	to	9.72	5,721,454	1.43	0.90	to	2.00	(0.48)	to	(1.56)

	12/31/2015		1,889,106	10.16	to	9.87	5,829,195	4.20	0.90	to	2.00	(1.76)	to	(2.83)

TA BlackRock Government Money Market Initial Class

	12/31/2019		135,343	1.00	to	0.80	179,063	1.97	1.25	to	2.50	0.71	to	(0.51)

	12/31/2018		176,536	1.00	to	0.80	232,251	1.84	1.25	to	2.50	0.54	to	(0.69)

	12/31/2017		126,501	0.99	to	0.80	165,775	0.01	1.25	to	2.50	(1.23)	to	(2.43)

	12/31/2016		58,892	1.00	to	0.92	78,249	0.01	1.25	to	1.90	(1.22)	to	(1.85)

	12/31/2015		106,547	1.02	to	0.94	143,537	0.01	1.25	to	1.90	(1.23)	to	(1.86)

TA BlackRock Government Money Market Service Class

	12/31/2019		8,862,256	10.03	to	0.78	29,386,715	1.67	0.20	to	2.50	1.51	to	(0.79)

	12/31/2018		7,842,179	9.88	to	0.79	20,467,005	0.73	0.20	to	2.50	0.64	to	(1.66)

	12/31/2017		7,834,925	9.82	to	0.80	22,509,391	0.01	0.20	to	2.50	(0.44)	to	(2.43)

	12/31/2016		12,254,624	9.84	to	9.29	36,408,179	0.01	0.45	to	2.00	(0.44)	to	(1.97)

	12/31/2015		10,390,576	9.88	to	9.48	47,562,444	0.01	0.45	to	2.00	(0.44)	to	(1.98)

TA BlackRock iShares Edge 100 Service Class

	12/31/2019		1,720,071	15.24	to	13.42	25,582,081	1.52	0.20	to	2.50	24.33	to	21.54

	12/31/2018		1,675,426	12.26	to	11.04	20,189,042	1.15	0.20	to	2.50	(5.52)	to	(7.65)

	12/31/2017		1,638,678	12.98	to	11.96	21,047,568	0.58	0.20	to	2.50	22.68	to	20.23

	12/31/2016	(1)	107,409	10.55	to	10.43	1,126,448	-	0.45	to	2.00	-	to	-

TA BlackRock iShares Edge 40 Initial Class

	12/31/2019		31,980	1.96	to	1.69	61,195	2.17	1.25	to	2.50	13.88	to	12.50

	12/31/2018		35,527	1.72	to	1.50	59,783	1.93	1.25	to	2.50	(5.33)	to	(6.49)

	12/31/2017		35,881	1.82	to	1.61	63,870	1.78	1.25	to	2.50	8.39	to	7.07

	12/31/2016		35,803	1.68	to	1.35	58,884	1.50	1.25	to	1.90	0.97	to	0.32

	12/31/2015		40,362	1.66	to	1.35	65,845	1.27	1.25	to	1.90	(1.31)	to	(1.94)

63

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

			At December 31					For the Year Ended December 31
Subaccount			Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock iShares Edge 40 Service Class

	12/31/2019		5,634,719	$12.91	to	$1.24	$21,835,279	2.01%	0.20%	to	2.50%	14.87%	to	12.30%

	12/31/2018		6,257,613	11.24	to	1.11	19,793,618	1.68	0.20	to	2.50	(4.62)	to	(6.77)

	12/31/2017		7,433,079	11.79	to	1.19	22,153,340	1.47	0.20	to	2.50	9.03	to	6.86

	12/31/2016		8,614,962	10.78	to	10.19	22,289,282	1.25	0.45	to	2.00	1.53	to	(0.02)

	12/31/2015		9,406,732	10.62	to	10.19	21,064,949	1.05	0.45	to	2.00	(0.87)	to	(2.39)

TA BlackRock iShares Edge 50 Service Class

	12/31/2019		2,157,603	12.97	to	11.84	26,937,300	0.95	0.20	to	2.50	15.80	to	13.21

	12/31/2018		1,227,760	11.20	to	10.46	13,386,876	0.87	0.20	to	2.50	(2.82)	to	(5.01)

	12/31/2017		716,979	11.52	to	11.01	8,137,482	0.77	0.20	to	2.50	12.34	to	10.10

	12/31/2016	(1)	345,827	10.23	to	10.11	3,516,806	-	0.45	to	2.00	-	to	-

TA BlackRock iShares Edge 75 Service Class

	12/31/2019		1,582,836	13.96	to	12.62	21,407,528	0.95	0.20	to	2.50	20.04	to	17.34

	12/31/2018		1,258,007	11.63	to	10.75	14,317,981	0.89	0.20	to	2.50	(4.10)	to	(6.27)

	12/31/2017		1,058,764	12.13	to	11.47	12,688,035	0.55	0.20	to	2.50	17.44	to	15.10

	12/31/2016	(1)	81,476	10.30	to	10.18	833,826	-	0.45	to	2.00	-	to	-

TA BlackRock Tactical Allocation Service Class

	12/31/2019		23,323,488	14.35	to	1.33	97,945,168	2.17	0.20	to	2.50	16.82	to	14.20

	12/31/2018		27,351,633	12.28	to	1.17	94,975,663	0.98	0.20	to	2.50	(4.61)	to	(6.76)

	12/31/2017		30,063,885	12.88	to	1.25	108,003,935	1.48	0.20	to	2.50	11.18	to	8.97

	12/31/2016		32,609,979	11.55	to	10.92	100,557,415	2.32	0.45	to	2.00	4.44	to	2.84

	12/31/2015		33,725,251	11.06	to	10.61	94,383,584	1.78	0.45	to	2.00	(0.57)	to	(2.10)

TA Greystone International Growth Initial Class

	12/31/2019		59,963	13.83	to	1.74	113,724	1.66	0.45	to	2.50	27.11	to	24.57

	12/31/2018		63,800	10.88	to	1.40	87,012	1.24	0.45	to	2.50	(18.08)	to	(19.73)

	12/31/2017		67,784	13.28	to	1.74	113,918	1.67	0.45	to	2.50	26.68	to	24.15

	12/31/2016		46,174	10.48	to	1.57	61,836	1.54	0.45	to	1.90	(0.37)	to	(1.78)

	12/31/2015		53,642	10.52	to	1.60	72,782	1.60	0.45	to	1.90	(0.37)	to	(1.79)

TA Greystone International Growth Service Class

	12/31/2019		1,597,061	13.48	to	12.37	8,079,049	1.35	0.20	to	2.50	27.15	to	24.30

	12/31/2018		1,767,291	10.60	to	9.95	6,860,618	0.53	0.20	to	2.50	(18.11)	to	(19.96)

	12/31/2017		6,976,614	12.95	to	12.43	23,218,498	1.33	0.20	to	2.50	25.85	to	23.90

	12/31/2016		5,268,104	10.22	to	9.82	13,345,400	1.35	0.90	to	2.00	(1.03)	to	(2.11)

	12/31/2015		5,061,054	10.33	to	10.03	12,388,616	1.27	0.90	to	2.00	(1.14)	to	(2.22)

TA International Equity Index Service Class

	12/31/2019		380,767	11.47	to	10.80	4,255,261	1.32	0.35	to	2.65	20.68	to	17.97

	12/31/2018		140,608	9.51	to	9.15	1,313,264	0.41	0.35	to	2.65	(14.53)	to	(16.46)

	12/31/2017	(1)	34,853	11.12	to	10.96	385,013	-	0.35	to	2.65	-	to	-

TA Janus Balanced Service Class

	12/31/2019		14,667,063	17.29	to	13.09	102,356,309	1.38	0.20	to	2.50	21.53	to	18.80

	12/31/2018		16,302,543	14.23	to	11.02	85,847,112	1.49	0.20	to	2.50	(0.27)	to	(2.52)

	12/31/2017		16,864,853	14.27	to	11.31	84,726,412	1.33	0.20	to	2.50	16.21	to	13.89

	12/31/2016		17,165,988	12.25	to	11.57	66,683,993	1.09	0.45	to	2.00	3.65	to	2.06

	12/31/2015		14,140,653	11.82	to	11.34	50,716,781	0.83	0.45	to	2.00	(0.33)	to	(1.86)

TA Janus Mid-Cap Growth Initial Class

	12/31/2019		4,730	19.59	to	2.33	21,270	0.03	0.45	to	2.50	36.10	to	33.38

	12/31/2018		8,193	14.39	to	1.74	64,489	0.07	0.45	to	2.50	(1.66)	to	(3.64)

	12/31/2017		4,743	14.64	to	1.81	14,086	0.05	0.45	to	2.50	28.43	to	25.87

	12/31/2016		32,509	11.40	to	1.88	47,880	-	0.45	to	1.90	(2.48)	to	(3.87)

	12/31/2015		24,339	11.69	to	1.95	33,445	-	0.45	to	1.90	(5.46)	to	(6.80)

64

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Janus Mid-Cap Growth Service Class

	12/31/2019	3,279,903	$19.08	to	$15.81	$20,122,605	-%	0.20%	to	2.50%	36.06%	to	33.00%

	12/31/2018	3,554,951	14.02	to	11.89	13,165,619	-	0.20	to	2.50	(1.65)	to	(3.87)

	12/31/2017	1,074,011	14.26	to	12.36	4,956,165	-	0.20	to	2.50	27.59	to	25.61

	12/31/2016	1,076,773	11.10	to	10.67	3,562,151	-	0.90	to	2.00	(3.18)	to	(4.23)

	12/31/2015	1,283,293	11.47	to	11.14	3,821,907	-	0.90	to	2.00	(6.11)	to	(7.14)

TA JPMorgan Asset Allocation - Conservative Initial Class

	12/31/2019	-	2.01	to	1.80	-	-	1.25	to	2.50	12.50	to	11.12

	12/31/2018	-	1.79	to	1.62	-	-	1.25	to	2.50	(5.17)	to	(6.33)

	12/31/2017	9,676	1.89	to	1.73	17,848	2.12	1.25	to	2.50	11.42	to	10.07

	12/31/2016	9,676	1.69	to	1.42	16,042	2.03	1.25	to	1.90	3.33	to	2.68

	12/31/2015	9,676	1.64	to	1.38	15,547	2.66	1.25	to	1.90	(3.17)	to	(3.79)

TA JPMorgan Asset Allocation - Conservative Service Class

	12/31/2019	18,105,007	13.17	to	11.28	63,826,265	2.35	0.20	to	2.50	13.32	to	10.75

	12/31/2018	20,318,517	11.62	to	10.18	61,918,870	1.59	0.20	to	2.50	(4.47)	to	(6.66)

	12/31/2017	22,261,316	12.16	to	10.91	67,550,887	1.92	0.20	to	2.50	12.06	to	9.83

	12/31/2016	23,849,251	10.83	to	10.23	60,565,402	1.78	0.45	to	2.00	3.84	to	2.24

	12/31/2015	29,281,139	10.43	to	10.01	64,424,762	2.02	0.45	to	2.00	(2.58)	to	(4.08)

TA JPMorgan Asset Allocation - Growth Initial Class

	12/31/2019	16,941	2.49	to	2.43	41,169	1.74	1.25	to	2.50	24.50	to	22.98

	12/31/2018	16,941	2.00	to	1.98	33,118	1.89	1.25	to	2.50	(11.51)	to	(12.59)

	12/31/2017	16,941	2.26	to	2.26	37,480	1.11	1.25	to	2.50	23.10	to	21.60

	12/31/2016	30,761	1.84	to	1.61	55,366	1.27	1.25	to	1.90	4.77	to	4.10

	12/31/2015	82,219	1.76	to	1.54	141,457	1.65	1.25	to	1.90	(3.14)	to	(3.76)

TA JPMorgan Asset Allocation - Growth Service Class

	12/31/2019	1,582,914	16.88	to	12.91	9,822,868	1.49	0.20	to	2.50	25.61	to	22.79

	12/31/2018	1,762,178	13.44	to	10.52	6,812,799	1.72	0.20	to	2.50	(10.88)	to	(12.90)

	12/31/2017	2,253,319	15.08	to	12.07	8,452,268	1.17	0.20	to	2.50	23.82	to	21.35

	12/31/2016	2,822,565	12.15	to	11.48	7,545,147	1.99	0.45	to	2.00	5.35	to	3.73

	12/31/2015	3,005,299	11.53	to	11.06	6,787,813	1.48	0.45	to	2.00	(2.55)	to	(4.06)

TA JPMorgan Asset Allocation - Moderate Initial Class

	12/31/2019	174,302	2.23	to	2.04	378,461	1.65	1.25	to	2.50	14.98	to	13.58

	12/31/2018	340,781	1.94	to	1.80	644,471	1.75	1.25	to	2.50	(6.30)	to	(7.45)

	12/31/2017	358,312	2.07	to	1.94	724,297	1.96	1.25	to	2.50	15.03	to	13.64

	12/31/2016	513,502	1.80	to	1.53	903,679	2.32	1.25	to	1.90	4.26	to	3.60

	12/31/2015	477,423	1.72	to	1.48	807,013	2.04	1.25	to	1.90	(3.43)	to	(4.05)

TA JPMorgan Asset Allocation - Moderate Service Class

	12/31/2019	73,968,848	14.18	to	1.83	314,877,570	1.97	0.20	to	2.50	15.95	to	13.34

	12/31/2018	82,307,295	12.23	to	1.61	281,356,104	1.56	0.20	to	2.50	(5.54)	to	(7.67)

	12/31/2017	92,461,728	12.95	to	1.75	300,651,662	1.64	0.20	to	2.50	15.60	to	13.30

	12/31/2016	104,593,983	11.17	to	10.56	281,768,454	1.96	0.45	to	2.00	4.78	to	3.18

	12/31/2015	111,980,841	10.66	to	10.23	279,599,191	1.85	0.45	to	2.00	(2.91)	to	(4.41)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class

	12/31/2019	21,059	2.38	to	2.24	48,802	2.50	1.25	to	2.50	18.53	to	17.08

	12/31/2018	206,539	2.01	to	1.91	410,450	1.88	1.25	to	2.50	(8.22)	to	(9.35)

	12/31/2017	206,571	2.19	to	2.11	447,561	1.71	1.25	to	2.50	18.30	to	16.86

	12/31/2016	211,341	1.85	to	1.59	387,179	2.10	1.25	to	1.90	5.23	to	4.57

	12/31/2015	149,672	1.76	to	1.52	261,989	2.19	1.25	to	1.90	(3.44)	to	(4.06)

TA JPMorgan Asset Allocation - Moderate Growth Service Class

	12/31/2019	41,813,237	15.37	to	1.43	187,724,351	1.94	0.20	to	2.50	19.55	to	16.87

	12/31/2018	47,913,709	12.86	to	1.22	174,322,733	1.65	0.20	to	2.50	(7.51)	to	(9.59)

	12/31/2017	54,159,674	13.90	to	1.35	200,756,348	1.52	0.20	to	2.50	18.96	to	16.59

	12/31/2016	57,499,076	11.66	to	11.02	162,356,929	1.79	0.45	to	2.00	5.78	to	4.16

	12/31/2015	61,880,963	11.02	to	10.58	153,403,905	2.01	0.45	to	2.00	(2.96)	to	(4.45)

65

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

			At December 31					For the Year Ended December 31
Subaccount			Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Core Bond Service Class

	12/31/2019		10,793,962	$11.41	to	$10.43	$41,431,886	2.36%	0.20%	to	2.50%	8.04%	to	5.61%

	12/31/2018		10,258,351	10.56	to	9.88	30,158,394	2.94	0.20	to	2.50	(0.29)	to	(2.54)

	12/31/2017		10,257,283	10.60	to	10.14	30,045,745	2.60	0.20	to	2.50	2.96	to	0.90

	12/31/2016		9,984,860	10.27	to	9.70	27,671,195	1.90	0.45	to	2.00	1.60	to	0.04

	12/31/2015		9,485,030	10.10	to	9.70	20,112,573	1.87	0.45	to	2.00	(0.11)	to	(1.65)

TA JPMorgan Enhanced Index Initial Class

	12/31/2019		173,973	21.86	to	2.48	751,989	1.17	0.45	to	2.50	30.45	to	27.84

	12/31/2018		194,650	16.76	to	1.94	638,397	1.12	0.45	to	2.50	(6.43)	to	(8.32)

	12/31/2017		204,079	17.91	to	2.12	722,249	0.57	0.45	to	2.50	20.61	to	18.21

	12/31/2016		206,326	14.85	to	2.00	610,859	0.39	0.45	to	1.90	10.85	to	9.28

	12/31/2015		236,425	13.40	to	1.83	634,049	0.97	0.45	to	1.90	(0.52)	to	(1.94)

TA JPMorgan Enhanced Index Service Class

	12/31/2019		564,116	21.30	to	13.57	5,689,537	0.89	0.20	to	2.50	30.43	to	27.50

	12/31/2018		632,391	16.33	to	10.65	5,294,028	0.87	0.20	to	2.50	(6.43)	to	(8.55)

	12/31/2017		610,054	17.46	to	11.64	6,488,465	0.41	0.20	to	2.50	19.74	to	17.88

	12/31/2016		466,902	14.48	to	13.92	4,419,905	0.16	0.90	to	2.00	10.13	to	8.93

	12/31/2015		378,610	13.15	to	12.78	1,978,768	0.81	0.90	to	2.00	(1.25)	to	(2.33)

TA JPMorgan International Moderate Growth Service Class

	12/31/2019		14,401,813	12.91	to	1.25	44,185,827	2.03	0.20	to	2.50	17.37	to	14.74

	12/31/2018		16,339,209	11.00	to	1.09	41,937,578	2.17	0.20	to	2.50	(12.09)	to	(14.07)

	12/31/2017		18,492,054	12.51	to	1.27	50,493,353	1.60	0.20	to	2.50	20.93	to	18.52

	12/31/2016		19,645,357	10.32	to	9.75	41,499,204	1.87	0.45	to	2.00	0.62	to	(0.92)

	12/31/2015		21,891,483	10.26	to	9.84	43,094,351	1.82	0.45	to	2.00	(2.32)	to	(3.83)

TA JPMorgan Mid Cap Value Service Class

	12/31/2019		1,664,311	18.37	to	2.55	18,129,091	1.14	0.20	to	2.50	25.74	to	22.92

	12/31/2018		1,822,059	14.61	to	2.07	14,420,132	0.63	0.20	to	2.50	(12.27)	to	(14.25)

	12/31/2017		2,459,077	16.66	to	2.42	20,619,585	0.54	0.20	to	2.50	12.68	to	10.44

	12/31/2016		5,651,589	14.75	to	13.93	26,255,068	1.90	0.45	to	2.00	13.77	to	12.02

	12/31/2015		5,733,005	12.96	to	12.44	20,803,900	0.76	0.45	to	2.00	(3.37)	to	(4.86)

TA JPMorgan Tactical Allocation Service Class

	12/31/2019		15,867,118	12.91	to	10.92	82,867,081	2.08	0.20	to	2.50	11.69	to	9.18

	12/31/2018		17,897,044	11.56	to	10.00	78,049,142	1.92	0.20	to	2.50	(3.38)	to	(5.56)

	12/31/2017		20,667,991	11.96	to	10.59	85,781,288	1.58	0.20	to	2.50	8.02	to	5.87

	12/31/2016		22,814,234	11.05	to	10.44	83,825,181	1.16	0.45	to	2.00	3.73	to	2.13

	12/31/2015		22,739,979	10.65	to	10.22	70,466,542	1.14	0.45	to	2.00	(0.85)	to	(2.37)

TA Legg Mason Dynamic Allocation - Balanced Service Class

	12/31/2019		15,186,512	13.30	to	1.17	85,177,436	1.60	0.20	to	2.50	15.83	to	13.20

	12/31/2018		16,297,233	11.48	to	1.03	80,719,543	1.40	0.20	to	2.50	(3.51)	to	(5.72)

	12/31/2017		18,245,161	11.90	to	1.09	93,925,698	1.11	0.20	to	2.50	9.97	to	7.78

	12/31/2016		22,101,622	10.79	to	10.19	96,492,892	1.10	0.45	to	2.00	(1.11)	to	(2.63)

	12/31/2015		24,115,700	10.91	to	10.47	93,488,870	0.91	0.45	to	2.00	(2.52)	to	(4.02)

TA Legg Mason Dynamic Allocation - Growth Service Class

	12/31/2019		9,594,730	13.86	to	1.29	55,719,855	1.37	0.20	to	2.50	16.59	to	13.94

	12/31/2018		11,137,528	11.89	to	1.13	52,742,521	1.23	0.20	to	2.50	(4.92)	to	(7.10)

	12/31/2017		12,174,684	12.50	to	1.22	60,496,584	0.98	0.20	to	2.50	12.70	to	10.45

	12/31/2016		15,446,885	11.07	to	10.46	62,664,292	0.99	0.45	to	2.00	(1.43)	to	(2.94)

	12/31/2015		16,046,497	11.23	to	10.77	66,569,685	0.69	0.45	to	2.00	(3.38)	to	(4.87)

TA Levin Large Cap Value Service Class

	12/31/2019		83,542	10.55	to	10.24	866,163	0.33	0.20	to	2.00	16.76	to	14.68

	12/31/2018	(1)	10,583	9.03	to	8.93	95,017	-	0.20	to	2.00	-	to	-

66

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

			At December 31					For the Year Ended December 31
Subaccount			Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Madison Diversified Income Service Class

	12/31/2019		479,428	$13.86	to	$11.59	$5,773,001	1.77%	0.20%	to	2.50%	14.71%	to	12.14%

	12/31/2018		174,620	12.08	to	10.34	1,953,770	1.52	0.20	to	2.50	(0.95)	to	(3.19)

	12/31/2017	(1)	100,620	12.19	to	10.68	1,092,716	0.34	0.20	to	2.50	-	to	-

TA Managed Risk - Balanced ETF Service Class

	12/31/2019		92,287,393	13.81	to	1.18	453,178,914	1.97	0.20	to	2.50	15.42	to	12.79

	12/31/2018		101,640,810	11.96	to	1.05	422,463,476	1.68	0.20	to	2.50	(4.74)	to	(6.92)

	12/31/2017		114,723,659	12.56	to	1.13	470,512,548	1.68	0.20	to	2.50	12.93	to	10.68

	12/31/2016		127,929,980	11.09	to	10.48	438,296,472	1.66	0.45	to	2.00	3.29	to	1.70

	12/31/2015		140,114,274	10.74	to	10.30	432,034,799	1.30	0.45	to	2.00	(2.21)	to	(3.71)

TA Managed Risk - Conservative ETF Service Class

	12/31/2019		21,020,453	13.19	to	1.20	76,229,911	2.07	0.20	to	2.50	11.97	to	9.42

	12/31/2018		26,627,431	11.78	to	1.09	77,976,438	1.80	0.20	to	2.50	(3.79)	to	(5.99)

	12/31/2017		29,909,663	12.25	to	1.16	89,983,402	1.84	0.20	to	2.50	10.54	to	8.33

	12/31/2016		33,427,887	11.05	to	10.44	88,366,488	1.62	0.45	to	2.00	3.61	to	2.02

	12/31/2015		37,681,242	10.67	to	10.24	86,100,597	1.49	0.45	to	2.00	(1.13)	to	(2.65)

TA Managed Risk - Growth ETF Service Class

	12/31/2019		82,914,893	14.92	to	1.42	354,763,682	1.75	0.20	to	2.50	19.17	to	16.46

	12/31/2018		93,132,624	12.52	to	1.22	329,410,155	1.60	0.20	to	2.50	(7.34)	to	(9.46)

	12/31/2017		107,929,650	13.52	to	1.35	395,368,871	1.62	0.20	to	2.50	17.94	to	15.59

	12/31/2016		122,841,558	11.43	to	10.80	354,352,467	1.66	0.45	to	2.00	4.20	to	2.60

	12/31/2015		130,279,773	10.97	to	10.53	339,220,776	1.48	0.45	to	2.00	(3.95)	to	(5.43)

TA Market Participation Strategy Service Class

	12/31/2019		6,372,242	14.95	to	11.76	33,306,180	0.91	0.20	to	2.50	18.34	to	15.69

	12/31/2018		6,796,055	12.63	to	10.16	30,245,258	0.37	0.20	to	2.50	(2.92)	to	(5.12)

	12/31/2017		7,606,598	13.01	to	10.71	34,598,644	0.31	0.20	to	2.50	10.30	to	8.10

	12/31/2016		8,820,580	11.77	to	11.12	34,140,280	0.16	0.45	to	2.00	3.70	to	2.10

	12/31/2015		8,065,884	11.35	to	10.89	31,264,212	-	0.45	to	2.00	(3.68)	to	(5.16)

TA Morgan Stanley Capital Growth Initial Class

	12/31/2019		497,222	10.55	to	3.46	2,070,531	-	0.45	to	2.50	22.21	to	20.72

	12/31/2018		27,889	3.15	to	2.87	94,093	-	1.25	to	2.50	5.36	to	4.07

	12/31/2017		26,276	2.99	to	2.75	84,267	-	1.25	to	2.50	41.83	to	40.10

	12/31/2016		28,129	2.11	to	2.05	63,699	-	1.25	to	1.90	(3.47)	to	(4.08)

	12/31/2015		34,497	2.18	to	2.14	81,045	-	1.25	to	1.90	10.41	to	9.70

TA Morgan Stanley Capital Growth Service Class

	12/31/2019		2,312,397	28.63	to	3.79	30,451,810	-	0.20	to	2.50	23.22	to	20.46

	12/31/2018		618,397	23.24	to	3.15	7,435,779	-	0.20	to	2.50	6.22	to	3.82

	12/31/2017		648,014	21.88	to	3.03	6,155,878	-	0.20	to	2.50	41.99	to	39.78

	12/31/2016		641,141	15.30	to	14.71	3,709,725	-	0.90	to	2.00	(3.37)	to	(4.43)

	12/31/2015		530,782	15.84	to	15.39	2,180,373	-	0.90	to	2.00	10.45	to	9.24

TA Multi-Managed Balanced Initial Class

	12/31/2019		12,065	3.03	to	2.59	35,669	1.66	1.25	to	2.50	20.27	to	18.80

	12/31/2018		12,065	2.52	to	2.18	29,702	1.44	1.25	to	2.50	(4.85)	to	(6.02)

	12/31/2017		12,065	2.65	to	2.32	31,264	0.86	1.25	to	2.50	12.73	to	11.36

	12/31/2016		12,065	2.35	to	2.06	27,775	1.18	1.25	to	1.90	6.55	to	5.87

	12/31/2015		23,192	2.21	to	1.95	50,184	1.37	1.25	to	1.90	(1.02)	to	(1.65)

TA Multi-Managed Balanced Service Class

	12/31/2019		14,676,803	16.94	to	12.28	140,845,790	1.42	0.20	to	2.50	21.25	to	18.53

	12/31/2018		16,784,488	13.97	to	10.36	124,897,566	1.23	0.20	to	2.50	(4.10)	to	(6.26)

	12/31/2017		19,130,187	14.56	to	11.05	133,663,918	0.79	0.20	to	2.50	13.31	to	11.05

	12/31/2016		12,471,373	12.82	to	12.11	83,405,643	1.01	0.45	to	2.00	7.16	to	5.51

	12/31/2015		4,342,112	11.97	to	11.48	13,596,331	1.19	0.45	to	2.00	(0.51)	to	(2.04)

67

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Multi-Manager Alternative Strategies Service Class

	12/31/2019	39,931	$10.76	to	$9.99	$408,149	0.80%	0.20%	to	2.50%	8.05%	to	5.59%

	12/31/2018	31,168	9.96	to	9.46	298,469	0.79	0.20	to	2.50	(4.82)	to	(7.00)

	12/31/2017	27,933	10.46	to	10.17	283,601	1.29	0.20	to	2.50	4.29	to	3.05

	12/31/2016	21,576	10.01	to	9.64	212,059	2.59	0.45	to	1.65	1.56	to	0.35

	12/31/2015	13,978	9.85	to	9.60	136,414	0.36	0.45	to	1.65	(6.03)	to	(7.15)

TA PIMCO Tactical - Balanced Service Class

	12/31/2019	8,706,125	14.24	to	1.18	35,792,828	0.16	0.20	to	2.50	19.44	to	16.76

	12/31/2018	9,336,422	11.92	to	1.01	32,006,412	3.20	0.20	to	2.50	(7.12)	to	(9.22)

	12/31/2017	10,673,517	12.84	to	1.12	37,398,555	0.30	0.20	to	2.50	11.54	to	9.31

	12/31/2016	11,684,566	11.48	to	10.85	37,518,764	0.29	0.45	to	2.00	4.91	to	3.30

	12/31/2015	11,441,634	10.95	to	10.50	32,381,298	-	0.45	to	2.00	(2.98)	to	(4.48)

TA PIMCO Tactical - Conservative Service Class

	12/31/2019	5,073,711	13.81	to	1.19	22,878,376	0.10	0.20	to	2.50	17.33	to	14.70

	12/31/2018	5,429,191	11.77	to	1.04	20,340,485	3.26	0.20	to	2.50	(5.34)	to	(7.47)

	12/31/2017	6,197,607	12.44	to	1.12	24,740,125	1.28	0.20	to	2.50	9.90	to	7.71

	12/31/2016	7,056,786	11.29	to	10.67	24,094,824	0.44	0.45	to	2.00	4.51	to	2.90

	12/31/2015	6,127,329	10.80	to	10.36	16,490,590	0.31	0.45	to	2.00	(2.52)	to	(4.02)

TA PIMCO Tactical - Growth Service Class

	12/31/2019	6,130,646	14.80	to	1.33	38,321,521	-	0.20	to	2.50	21.31	to	18.59

	12/31/2018	6,847,294	12.20	to	1.12	33,203,902	3.08	0.20	to	2.50	(7.87)	to	(9.95)

	12/31/2017	7,566,104	13.24	to	1.24	37,085,031	0.41	0.20	to	2.50	14.31	to	12.03

	12/31/2016	7,608,963	11.55	to	10.91	30,537,277	-	0.45	to	2.00	4.40	to	2.80

	12/31/2015	7,697,689	11.07	to	10.62	28,486,728	-	0.45	to	2.00	(3.89)	to	(5.37)

TA PIMCO Total Return Initial Class

	12/31/2019	144,114	1.79	to	1.43	251,069	2.32	1.25	to	2.50	7.08	to	5.77

	12/31/2018	201,903	1.67	to	1.35	328,990	2.69	1.25	to	2.50	(1.89)	to	(3.09)

	12/31/2017	209,554	1.70	to	1.39	348,545	-	1.25	to	2.50	3.59	to	2.33

	12/31/2016	173,971	1.64	to	1.39	279,735	3.25	1.25	to	1.90	1.45	to	0.80

	12/31/2015	184,212	1.62	to	1.38	292,408	2.68	1.25	to	1.90	(0.55)	to	(1.19)

TA PIMCO Total Return Service Class

	12/31/2019	24,181,100	11.29	to	10.41	71,713,529	2.25	0.20	to	2.50	8.00	to	5.55

	12/31/2018	26,993,438	10.46	to	9.86	70,767,725	2.43	0.20	to	2.50	(1.22)	to	(3.48)

	12/31/2017	30,035,880	10.58	to	10.22	76,692,551	-	0.20	to	2.50	4.18	to	2.10

	12/31/2016	33,634,576	10.14	to	9.58	76,869,825	2.22	0.45	to	2.00	2.02	to	0.45

	12/31/2015	35,901,430	9.94	to	9.53	71,428,468	2.62	0.45	to	2.00	0.07	to	(1.47)

TA PineBridge Inflation Opportunities Service Class

	12/31/2019	6,890,549	10.06	to	10.28	16,265,210	2.29	0.20	to	2.50	7.99	to	5.56

	12/31/2018	7,443,170	9.31	to	9.74	15,136,032	1.79	0.20	to	2.50	(1.74)	to	(3.96)

	12/31/2017	8,592,127	9.48	to	10.14	15,394,034	0.22	0.20	to	2.50	2.67	to	0.62

	12/31/2016	9,361,263	9.21	to	8.70	14,601,121	0.59	0.45	to	2.00	3.34	to	1.75

	12/31/2015	10,242,463	8.91	to	8.55	14,060,193	1.26	0.45	to	2.00	(3.30)	to	(4.79)

TA ProFunds UltraBear Service Class (OAM)

	12/31/2019	18,877,817	0.03	to	3.94	453,736	-	1.00	to	2.50	(43.45)	to	(44.25)

	12/31/2018	35,358,102	0.04	to	7.06	1,498,950	-	1.00	to	2.50	5.48	to	3.91

	12/31/2017	11,919,880	0.04	to	6.80	479,737	-	1.00	to	2.50	(33.00)	to	(34.00)

	12/31/2016	18,800,019	0.06	to	0.06	1,139,167	-	1.00	to	1.95	(24.36)	to	(25.04)

	12/31/2015	13,939,989	0.08	to	0.08	1,122,262	-	1.00	to	1.95	(8.20)	to	(9.05)

TA QS Investors Active Asset Allocation - Moderate Service Class

	12/31/2019	21,167,125	12.83	to	1.19	85,725,821	1.82	0.20	to	2.50	10.91	to	8.39

	12/31/2018	22,998,302	11.56	to	1.10	83,488,938	1.45	0.20	to	2.50	(4.36)	to	(6.55)

	12/31/2017	25,368,039	12.09	to	1.18	93,891,791	1.53	0.20	to	2.50	14.93	to	12.64

	12/31/2016	28,275,068	10.50	to	9.92	89,329,578	1.21	0.45	to	2.00	1.73	to	0.17

	12/31/2015	32,742,037	10.32	to	9.90	95,406,942	0.98	0.45	to	2.00	(4.71)	to	(6.17)

68

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

			At December 31					For the Year Ended December 31
Subaccount			Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA QS Investors Active Asset Allocation - Conservative Service Class

	12/31/2019		6,386,750	$12.59	to	$1.12	$22,160,340	1.98%	0.20%	to	2.50%	11.01%	to	8.49%

	12/31/2018		7,176,393	11.34	to	1.04	21,945,243	1.59	0.20	to	2.50	(3.08)	to	(5.30)

	12/31/2017		8,365,097	11.70	to	1.09	26,090,564	1.73	0.20	to	2.50	11.20	to	8.98

	12/31/2016		9,783,495	10.50	to	9.92	25,125,769	1.26	0.45	to	2.00	2.19	to	0.62

	12/31/2015		11,470,352	10.27	to	9.85	26,610,104	1.00	0.45	to	2.00	(2.80)	to	(4.29)

TA QS Investors Active Asset Allocation - Moderate Growth Service Class

	12/31/2019		10,905,328	13.18	to	1.18	48,681,743	1.68	0.20	to	2.50	11.13	to	8.61

	12/31/2018		12,229,813	11.86	to	1.08	48,723,711	1.30	0.20	to	2.50	(6.14)	to	(8.29)

	12/31/2017		14,109,933	12.63	to	1.18	57,992,860	1.27	0.20	to	2.50	19.77	to	17.38

	12/31/2016		15,556,628	10.52	to	9.94	53,011,793	1.06	0.45	to	2.00	1.51	to	(0.05)

	12/31/2015		18,408,252	10.37	to	9.95	58,624,473	1.03	0.45	to	2.00	(6.95)	to	(8.39)

TA Small/Mid Cap Value Initial Class

	12/31/2019		258,481	18.99	to	14.57	2,957,163	0.94	0.45	to	1.55	24.72	to	23.37

	12/31/2018		287,183	15.23	to	11.81	2,775,440	0.91	0.45	to	1.55	(11.86)	to	(12.82)

	12/31/2017		295,652	17.28	to	13.54	3,307,890	1.11	0.45	to	1.55	15.04	to	13.79

	12/31/2016		320,871	15.02	to	11.90	3,209,500	0.76	0.45	to	1.55	20.58	to	19.28

	12/31/2015		358,219	12.46	to	9.98	3,066,345	1.02	0.45	to	1.55	(2.95)	to	(4.00)

TA Small/Mid Cap Value Service Class

	12/31/2019		3,108,705	18.50	to	11.63	16,559,758	0.77	0.20	to	2.50	24.69	to	21.89

	12/31/2018		3,210,853	14.84	to	9.54	11,101,674	0.67	0.20	to	2.50	(11.81)	to	(13.81)

	12/31/2017		3,407,142	16.83	to	11.07	12,762,113	0.98	0.20	to	2.50	14.23	to	12.46

	12/31/2016		3,406,282	14.63	to	14.06	10,341,703	0.55	0.90	to	2.00	19.73	to	18.42

	12/31/2015		3,497,356	12.22	to	11.87	8,150,627	0.82	0.90	to	2.00	(3.60)	to	(4.66)

TA T. Rowe Price Small Cap Initial Class

	12/31/2019		55,309	23.13	to	3.77	179,389	-	0.45	to	2.50	32.18	to	29.53

	12/31/2018		67,882	17.50	to	2.91	301,771	-	0.45	to	2.50	(7.50)	to	(9.36)

	12/31/2017		75,660	18.92	to	3.21	369,816	-	0.45	to	2.50	21.84	to	19.41

	12/31/2016		65,922	15.53	to	2.59	265,399	-	0.45	to	1.90	10.72	to	9.15

	12/31/2015		78,635	14.03	to	2.38	261,501	-	0.45	to	1.90	1.97	to	0.52

TA T. Rowe Price Small Cap Service Class

	12/31/2019		4,617,104	22.54	to	13.73	42,539,360	-	0.20	to	2.50	32.12	to	29.16

	12/31/2018		4,826,212	17.06	to	10.63	30,144,074	-	0.20	to	2.50	(7.47)	to	(9.56)

	12/31/2017		5,550,914	18.43	to	11.75	37,625,384	-	0.20	to	2.50	20.93	to	19.05

	12/31/2016		5,742,239	15.14	to	14.55	29,755,780	-	0.90	to	2.00	10.01	to	8.81

	12/31/2015		5,862,406	13.76	to	13.37	24,844,869	-	0.90	to	2.00	1.24	to	0.13

TA TS&W International Equity Initial Class

	12/31/2019		259,790	13.47	to	1.76	680,785	1.42	0.45	to	2.50	20.52	to	18.11

	12/31/2018		282,345	11.18	to	1.49	605,509	2.36	0.45	to	2.50	(15.90)	to	(17.60)

	12/31/2017		296,543	13.29	to	1.81	765,459	2.19	0.45	to	2.50	22.36	to	19.92

	12/31/2016		316,110	10.86	to	1.49	672,352	2.65	0.45	to	1.90	0.63	to	(0.80)

	12/31/2015		374,274	10.80	to	1.50	777,937	2.98	0.45	to	1.90	0.86	to	(0.57)

TA TS&W International Equity Service Class

	12/31/2019		670,221	13.12	to	11.61	4,022,769	1.23	0.20	to	2.50	20.49	to	17.79

	12/31/2018		689,255	10.89	to	9.85	2,850,415	2.00	0.20	to	2.50	(15.87)	to	(17.77)

	12/31/2017		763,813	12.94	to	11.98	3,615,192	2.00	0.20	to	2.50	21.56	to	19.68

	12/31/2016		695,271	10.58	to	10.16	2,505,044	2.57	0.90	to	2.00	(0.13)	to	(1.22)

	12/31/2015		659,509	10.59	to	10.29	2,459,651	3.18	0.90	to	2.00	0.13	to	(0.96)

TA U.S. Equity Index Service Class

	12/31/2019		2,521,965	13.95	to	13.13	34,204,134	0.49	0.35	to	2.65	30.44	to	27.52

	12/31/2018		542,868	10.69	to	10.29	5,693,818	0.25	0.35	to	2.65	(5.32)	to	(7.46)

	12/31/2017	(1)	81,862	11.29	to	11.12	918,226	-	0.35	to	2.65	-	to	-

69

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

			At December 31					For the Year Ended December 31
Subaccount			Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA WMC US Growth Initial Class

	12/31/2019		2,182,247	$25.98	to	$3.13	$5,281,265	0.12%	0.45%	to	2.50%	39.42%	to	36.63%

	12/31/2018		1,524,500	18.63	to	2.29	2,666,025	0.48	0.45	to	2.50	(0.24)	to	(2.25)

	12/31/2017		1,688,314	18.68	to	2.35	3,010,710	0.41	0.45	to	2.50	28.62	to	26.06

	12/31/2016		1,806,388	14.52	to	1.89	2,506,822	0.40	0.45	to	1.90	2.35	to	0.90

	12/31/2015		2,057,869	14.19	to	1.87	2,814,938	0.71	0.45	to	1.90	6.37	to	4.86

TA WMC US Growth Service Class

	12/31/2019		4,841,963	25.30	to	16.42	36,887,190	-	0.20	to	2.50	39.40	to	36.27

	12/31/2018		4,196,509	18.15	to	12.05	20,207,482	0.27	0.20	to	2.50	(0.23)	to	(2.49)

	12/31/2017		4,828,655	18.19	to	12.36	22,079,032	0.21	0.20	to	2.50	27.71	to	25.73

	12/31/2016		4,989,273	14.15	to	13.60	16,149,242	0.17	0.90	to	2.00	1.62	to	0.52

	12/31/2015		5,171,418	13.92	to	13.53	14,352,790	0.42	0.90	to	2.00	5.66	to	4.50

Vanguard® - Capital Growth

	12/31/2019	(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-

Vanguard® - Conservative Allocation

	12/31/2019	(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-

Vanguard® - Diversified Value

	12/31/2019	(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

Vanguard® Balanced

	12/31/2019	(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-

Vanguard® Equity Income

	12/31/2019	(1)	-	10.01	to	10.01	-	-	0.27	to	0.47	-	to	-

Vanguard® Equity Index

	12/31/2019		-	22.23	to	21.75	-	3.38	0.27	to	1.20	30.45	to	29.74

	12/31/2018		54,305	17.04	to	16.76	917,606	1.65	0.65	to	1.20	(5.13)	to	(5.65)

	12/31/2017		54,305	17.96	to	17.77	968,675	1.78	0.65	to	1.20	20.87	to	20.45

	12/31/2016		54,305	14.86	to	14.67	802,610	2.21	0.65	to	1.00	11.09	to	10.70

	12/31/2015		54,305	13.38	to	13.25	723,578	1.78	0.65	to	1.00	0.61	to	0.26

Vanguard® Global Bond Index

	12/31/2019	(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-

Vanguard® Growth

	12/31/2019	(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-

Vanguard® High Yield Bond

	12/31/2019	(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-

Vanguard® International

	12/31/2019		-	17.44	to	17.06	-	2.78	0.27	to	1.20	30.37	to	29.65

	12/31/2018		41,630	13.38	to	13.16	552,283	0.77	0.65	to	1.20	(13.18)	to	(13.66)

	12/31/2017		42,242	15.41	to	15.24	646,515	1.06	0.65	to	1.20	41.75	to	41.26

	12/31/2016		42,274	10.87	to	10.73	457,069	1.41	0.65	to	1.00	1.22	to	0.87

	12/31/2015		40,206	10.74	to	10.64	430,009	2.00	0.65	to	1.00	(1.41)	to	(1.76)

Vanguard® Mid-Cap Index

	12/31/2019		35,072	20.02	to	19.58	689,112	1.39	0.27	to	1.20	30.02	to	29.31

	12/31/2018		-	15.39	to	15.14	-	-	0.65	to	1.20	(9.92)	to	(10.42)

	12/31/2017		-	17.09	to	16.90	-	-	0.65	to	1.20	18.31	to	17.90

	12/31/2016		-	14.44	to	14.26	-	-	0.65	to	1.00	10.40	to	10.01

	12/31/2015		-	13.08	to	12.96	-	-	0.65	to	1.00	(2.07)	to	(2.42)

Vanguard® Moderate Allocation

	12/31/2019	(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

Vanguard® Money Market

	12/31/2019	(1)	-	10.00	to	10.00	-	0.07	0.27	to	0.47	-	to	-

70

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

			At December 31					For the Year Ended December 31
Subaccount			Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Vanguard® Real Estate Index

	12/31/2019		18,469	$15.77	to	$15.43	$285,300	2.72%	0.27%	to	1.20%	27.97%	to	27.27%

	12/31/2018		-	12.32	to	12.12	-	-	0.65	to	1.20	(5.97)	to	(6.49)

	12/31/2017		-	13.10	to	12.96	-	-	0.65	to	1.20	4.10	to	3.74

	12/31/2016		-	12.59	to	12.43	-	-	0.65	to	1.00	7.66	to	7.28

	12/31/2015		-	11.69	to	11.58	-	-	0.65	to	1.00	1.56	to	1.21

Vanguard® Short-Term Investment Grade

	12/31/2019		76,045	11.06	to	10.82	824,640	2.61	0.27	to	1.20	5.01	to	4.43

	12/31/2018		-	10.53	to	10.36	-	-	0.65	to	1.20	0.38	to	(0.17)

	12/31/2017		-	10.49	to	10.38	-	-	0.65	to	1.20	1.43	to	1.08

	12/31/2016		-	10.34	to	10.21	-	-	0.65	to	1.00	2.05	to	1.70

	12/31/2015		-	10.13	to	10.04	-	-	0.65	to	1.00	0.47	to	0.12

Vanguard® Total Bond Market Index

	12/31/2019		70,627	11.32	to	11.08	782,393	3.09	0.27	to	1.20	7.97	to	7.38

	12/31/2018		34,255	10.49	to	10.32	356,183	2.30	0.65	to	1.20	(0.78)	to	(1.33)

	12/31/2017		34,255	10.57	to	10.46	359,524	2.36	0.65	to	1.20	2.81	to	2.45

	12/31/2016		34,255	10.28	to	10.15	350,212	2.27	0.65	to	1.00	1.81	to	1.45

	12/31/2015		34,255	10.10	to	10.00	344,505	2.44	0.65	to	1.00	(0.32)	to	(0.66)

Vanguard® Total International Stock Market Index

	12/31/2019	(1)	-	10.07	to	10.06	-	-	0.27	to	0.47	-	to	-

Vanguard® Total Stock Market Index

	12/31/2019	(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

Voya Global Perspectives Class S Shares

	12/31/2019		-	11.67	to	11.22	-	-	1.29	to	2.14	16.56	to	15.58

	12/31/2018		-	10.01	to	9.70	-	-	1.29	to	2.14	(8.66)	to	(9.44)

	12/31/2017		-	10.96	to	10.72	-	-	1.29	to	2.14	13.25	to	12.29

	12/31/2016		-	9.68	to	9.54	-	-	1.29	to	2.14	5.19	to	4.30

	12/31/2015	(1)	-	9.20	to	9.15	-	-	1.29	to	2.14	-	to	-

Voya Large Cap Value Class S Shares

	12/31/2019		-	13.01	to	12.50	-	-	1.29	to	2.14	23.18	to	22.14

	12/31/2018		-	10.56	to	10.24	-	-	1.29	to	2.14	(9.19)	to	(9.96)

	12/31/2017		-	11.63	to	11.37	-	-	1.29	to	2.14	11.78	to	10.84

	12/31/2016		-	10.40	to	10.26	-	-	1.29	to	2.14	12.13	to	11.18

	12/31/2015	(1)	-	9.28	to	9.23	-	-	1.29	to	2.14	-	to	-

Voya Strategic Allocation Conservative Class S Shares

	12/31/2019		-	11.62	to	11.17	-	-	1.29	to	2.14	13.01	to	12.05

	12/31/2018		-	10.28	to	9.97	-	-	1.29	to	2.14	(5.49)	to	(6.29)

	12/31/2017		-	10.88	to	10.64	-	-	1.29	to	2.14	8.77	to	7.86

	12/31/2016		-	10.00	to	9.86	-	-	1.29	to	2.14	4.12	to	3.25

	12/31/2015	(1)	-	9.61	to	9.55	-	-	1.29	to	2.14	-	to	-

Voya Strategic Allocation Moderate Class S Shares

	12/31/2019		-	12.22	to	11.75	-	-	1.29	to	2.14	17.42	to	16.42

	12/31/2018		-	10.41	to	10.09	-	-	1.29	to	2.14	(7.52)	to	(8.31)

	12/31/2017		-	11.26	to	11.01	-	-	1.29	to	2.14	12.83	to	11.88

	12/31/2016		-	9.98	to	9.84	-	-	1.29	to	2.14	4.96	to	4.07

	12/31/2015	(1)	-	9.51	to	9.45	-	-	1.29	to	2.14	-	to	-

Wanger International

	12/31/2019		-	14.44	to	14.17	-	-	0.45	to	0.90	29.41	to	28.83

	12/31/2018		-	11.16	to	11.00	-	-	0.45	to	0.90	(18.07)	to	(18.44)

	12/31/2017		-	13.62	to	13.49	-	-	0.45	to	0.90	32.32	to	31.86

	12/31/2016		-	10.30	to	10.16	-	-	0.45	to	0.80	(1.85)	to	(2.19)

	12/31/2015		-	10.49	to	10.39	-	-	0.45	to	0.80	(0.35)	to	(0.70)

71

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Wanger USA

	12/31/2019	-	$21.87	to	$21.46	$-	-%	0.45%	to	0.90%	30.51%	to	29.93%

	12/31/2018	-	16.75	to	16.52	-	-	0.45	to	0.90	(1.91)	to	(2.35)

	12/31/2017	-	17.08	to	16.91	-	-	0.45	to	0.90	19.05	to	18.63

	12/31/2016	-	14.35	to	14.17	-	-	0.45	to	0.80	13.18	to	12.78

	12/31/2015	-	12.68	to	12.56	-	-	0.45	to	0.80	(1.06)	to	(1.40)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

72

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.05% to 2.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy:

Subaccount	Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
AB Growth and Income Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30% - 0.40%
American Funds - Bond Class 2 Shares	0.30% - 0.40%
American Funds - Growth Class 2 Shares	0.30% - 0.40%
American Funds - Growth-Income Class 2 Shares	0.30% - 0.40%
American Funds - International Class 2 Shares	0.30% - 0.40%
Fidelity® VIP Balanced Service Class 2	0.20%
Fidelity® VIP Contrafund® Initial Class	0.20%
Fidelity® VIP Contrafund® Service Class 2	0.20%
Fidelity® VIP Mid Cap Initial Class	0.20%
Fidelity® VIP Mid Cap Service Class 2	0.20%
Fidelity® VIP Value Strategies Initial Class	0.20%
Fidelity® VIP Value Strategies Service Class 2	0.20%
Franklin Allocation Class 4 Shares	0.15%
State Street Total Return V.I.S. Class 3 Shares	0.20%
TA International Equity Index Service Class	0.15%
TA U.S. Equity Index Service Class	0.15%
Vanguard® Equity Index	0.20% - 0.60%
Vanguard® International	0.20% - 0.60%
Vanguard® Mid-Cap Index	0.20% - 0.60%
Vanguard® Real Estate Index	0.20% - 0.60%
Vanguard® Short-Term Investment Grade	0.20% - 0.60%
Vanguard® Total Bond Market Index	0.20% - 0.60%
Voya Global Perspectives Class S Shares	0.14%
Voya Large Cap Value Class S Shares	0.14%
Voya Strategic Allocation Conservative Class S Shares	0.14%
Voya Strategic Allocation Moderate Class S Shares	0.14%
Wanger International	0.30%
Wanger USA	0.30%

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code).    The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

73

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves. Since January 2020, the Coronavirus disease (COVID-19) pandemic and economic uncertainties have arisen which have impacted the Separate Account’s net assets. The extent to which the COVID-19 pandemic will continue to impact the net assets will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities and other third parties in response to the pandemic.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of AEGON N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and AEGON USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of AEGON N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

74

PART C	OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)		Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the Separate Account. Note 1

	(2)		Not Applicable.

	(3)	(a)	Amended and restated Principal Underwriting Agreement by and between Transamerica Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and Transamerica Capital, Inc. Note 10

		(b)	Broker/Dealer and Sales Agreement. Note 1

	(4)	(a)	Policy. Note 10

		(b)	Policy Rider (Return of Premium). Note 10

		(c)	Policy Rider (Annual Step-Up). Note 10

		(d)	Policy Rider (Additional Death Distribution). Note 10

		(e)	Policy Rider (Additional Death Distribution+). Note 10

		(f)	Policy Rider (GPS). Note 16

		(g)	Policy Rider (Income Link). Note 16

		(h)	Policy Rider (RIM). Note 16

		(i)	Policy Rider (Retirement Income Choice 1.6). Note 10

		(j)	Policy Rider (Transamerica Income Edge). Note 19

		(k)	Policy Endorsement (Income Payment Option Endorsement). Note 23

	(5)	(a)	Application (Transamerica Variable Annuity Series, Members Variable Annuity Series and Partners Variable Annuity Series). Note 16

	(6)	(a)	Articles of Incorporation of Transamerica Life Insurance Company. Note 2

		(b)	Bylaws of Transamerica Life Insurance Company. Note 2

	(7)		Reinsurance Agreements. Not Applicable

	(8)	(a)	Participation Agreement (AllianceBernstein). Note 3

		(a)(1)	Amendment No. 1 to Participation Agreement (AllianceBernstein). Note 4

		(a)(2)	Amendment No. 5 to Participation Agreement (AllianceBernstein). Note 5

		(a)(3)	Amendment No. 11 to Participation Agreement (AllianceBernstein). Note 6

		(a)(4)	Amendment No. 13 to Participation Agreement (AllianceBernstein). Note 14

		(a)(5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (AllianceBernstein). Note 16

		(a)(6)	Amended Schedule A to Participation Agreement dated May 1, 2017 (AllianceBernstein). Note 22

	(8)	(b)	Participation Agreement (American Funds). Note 7

		(b)(1)	Amendment No. 2 to Participation Agreement (American Funds). Note 7

		(b)(2)	Amendment No. 6 to Participation Agreement (American Funds). Note 1

		(b)(3)	Amendment No. 8 to Participation Agreement (American Funds). Note 13

		(b)(4)	Amendment No. 9 to Participation Agreement (American Funds). Note 15

		(b)(5)	Amendment No. 10 to Participation Agreement (American Funds). Note 21

		(b)(6)	Amendment No. 11 to Participation Agreement (American Funds). Note 22

	(8)	(c)	Participation Agreement (Fidelity). Note 8

		(c)(1)	Amendment No. 7 to Participation Agreement (Fidelity). Note 9

		(c)(2)	Summary Prospectus Agreement (Fidelity). Note 1

		(c)(3)	Amendment No. 8 to Participation Agreement (Fidelity). Note 11

		(c)(4)	Amended Schedule A to Participation Agreement dated May 1, 2017 (Fidelity). Note 22

	(8)	(d)	Participation Agreement (GE). Note 7

		(d)(1)	Amendment No. 1 to Participation Agreement (GE). Note 6

		(d)(2)	Amendment No. 2 to Participation Agreement (GE). Note 11

		(d)(3)	Amendment No. 3 to Participation Agreement (GE/SSGA). Note 23

	(8)	(e)	Participation Agreement (TST). Note 10

		(e)(1)	Amendment No. 1 to Participation Agreement (TST). Note 11

		(e)(2)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 12

		(e)(3)	Amended Schedule A to Participation Agreement dated October 31, 2013 (TST). Note 13

		(e)(4)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST). Note 14

		(e)(5)	Amendment No. 2 to Participation Agreement (TST). Note 15

		(e)(6)	Amended Schedule A to Participation Agreement dated May 1, 2015 (TST). Note 16

	(e)(7)	Amended Schedule A to Participation Agreement dated July 1, 2015 (TST). Note 17

	(e)(8)	Amended Schedule A to Participation Agreement dated December 18, 2015 (TST). Note 18

	(e)(9)	Amended Schedule A to Participation Agreement dated March 21, 2016 (TST). Note 18

	(e)(10)	Amended Schedule A to Participation Agreement dated May 1, 2016 (TST). Note 18

	(e)(11)	Amended Schedule A to Participation Agreement dated December 16, 2016 (TST). Note 20

	(e)(12)	Amended Schedule A to Participation Agreement dated May 1, 2017 (TST). Note 22

	(e)(13)	Amended Schedule A to Participation Agreement dated September 29, 2017 (TST). Note 23

	(e)(14)	Amended Schedule A to Participation Agreement Dated May 1, 2018 (TST). Note 24

	(e)(15)	Amended Schedule A to Participation Agreement Dated November 1, 2018 (TST). Note 24

(8)	(f)	Participation Agreement (VOYA) Form of Note 18

	(f)(1)	Addendum to Participation Agreement (VOYA). Note 18

(9)		Opinion and Consent of Counsel. Note 27

(10)		Consent of Independent Registered Public Accounting Firm. Note 27

(11)		Not applicable.

(12)		Not applicable.

(13)		Powers of Attorney. (Blake S. Bostwick, Fred Gingerich, Mark W. Mullin, Jay Orlandi, David Schulz, C. Michiel van Katwijk) Note 26

Note 1.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-185573) filed on December 20, 2012.

Note 2.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010.

Note 3.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) filed on April 28, 2000.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-7509) filed on January 18, 2002.

Note 5.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-125817) filed on August 29, 2005.

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-125817) filed on October 7, 2011.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 47 to Form N-4 Registration Statement (File No. 33-33085) filed on November 19, 2009.

Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-125817) filed on April 27, 2006.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 333-125817) filed on September 10, 2012.

Note 10.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185573) filed on April 10, 2013.

Note 11.	Incorporated herein by reference to Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No. 33-33085) filed on August 16, 2013.

Note 12.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189435) filed on October 2, 2013.

Note 13.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-186031) filed on February 21, 2014.

Note 14.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-185573) filed on April 29, 2014.

Note 15.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-56908) filed on December 30, 2014.

Note 16.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-185573) filed on April 24, 2015.

Note 17.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-186029) filed on October 13, 2015.

Note 18.	Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-185573) filed on April 27, 2016.

Note 19.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-186032) filed on October 31, 2016.

Note 20.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-215598) filed on January 18, 2017.

Note 21.	Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-189435) filed on August 8, 2016.

Note 22.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-185573) filed on April 24, 2017.

Note 23.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-185573) filed on April 30, 2017.

Note 24.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-185573) filed on April 25, 2019.

Note 25.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-233836) filed on September 19, 2019.

Note 26.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-233182) filed on January 31, 2020.

Note 27.	Filed herewith.

Item 25. Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Blake S. Bostwick 1801 California St. Suite 5200 Denver, CO 80202	Director and President

Fred Gingerich 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499-0001	Controller and Vice President

Mark W. Mullin 100 Light Street Baltimore, MD 21202	Director and Chairman of the Board

Jay Orlandi 100 Light Street Baltimore, MD 21202	Director, Chief Legal and Administrative Officer, Executive Vice President, Secretary and Special Counsel

David Schulz 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer and Senior Vice President

C. Michiel van Katwijk 100 Light Street Baltimore, MD 21202	Director, Executive Vice President, Chief Financial Officer and Treasurer

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
As of December 31, 2019, the following pages shows all corporations directly or indirectly controlled or under common control, with the Depositor, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship.
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
AEGON Affordable Housing Debt Fund I, LLC	Delaware	Members: AHDF Manager I, LLC (0.01%), Mangaging Member; Transamerica Life Insurance Company (5%); non-AEGON affiliates: Dominium Taxable Fund I, LLC (94.99%)	Affordable housing loans
AEGON AM Funds, LLC	Delaware	AEGON USA Investment Management, LLC is the Manager; equity will be owned by clients/Investors of AEGON USA Investment Management, LLC	To serve as a fund for a client and offer flexilbility to accommodate other similarly situated clients.
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor
Aegon Community Investments 50, LLC	Delaware

Members: Aegon Community Investments 50, LLC (0.10%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-AEGON affiliate, Citibank, N.A. (48.9950%)

Investments
Aegon Community Investments 51, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 52, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 53, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 54, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 55, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Aegon Community Investments 56, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Aegon Community Investments 57, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 58, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 59, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 60, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 61, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 62, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Premier Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services International, LLC	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Energy Management, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Funding Company, LLC.	Delaware	Sole Member: Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates
Aegon Global Services, LLC	Iowa	Sole Member: Commonwealth General Corporation	Holding company
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
Aegon LIHTC Fund 50, LLC	Delaware

Members: Aegon Community Investments 50, LLC (0.01%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-affiliate of AEGON, Citibank, N.A. (48.9950%)

Investments
Aegon LIHTC Fund 51, LLC	Delaware	Members: Aegon Community Investments 51, LLC (.01%) as Managing Member; non-affiliate of AEGON, Citibank, N.A. (99.99%)	Investments
Aegon LIHTC Fund 52, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (10.18%); Transamerica Life Insurance Company (1%); Managing Member - Aegon Community Investments 52, LLC (0.01%); non-affiliates of AEGON, Citibank, N.A. (49%); California Bank & Trust (5.21%); Pacific West Bank (7.58%); Ally Bank (11.35%); US Bank (7.58%); Bank of the West (7.46%)

Investments
Aegon LIHTC Fund 54, LLC	Delaware	Sole Member: Aegon Community Investments 54, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 55, LLC	Delaware

Members: Managing Member - Aegon Community Investments 55, LLC (.01%); Transamerica Premier Life Insurance Company (2.82%); non-affiliates of AEGON, Bank of Hope (14.26%); CMFG Life Insurance Company (9.72%); Citibank, N.A. (21.69%); ZB National Association (1.81%); Ally Bank (8.21%); U.S. Bancorp Community Development Corporation (22.10%); Lake City Bank (1.47%); The Guardian Life Insurance Company of America (10.45%); Minnesota Life Insurance Company (7.46%)

Investments
Aegon LIHTC Fund 57, LLC	Delaware	Members: Managing Member - Aegon Community Investments 57, LLC (.01%); non-affiliate of AEGON, Bank of America, N.A. as Investor Member (99.99%)	Investments
Aegon LIHTC Fund 58, LLC	Delaware

Members: Managing Member - Aegon Community Investments 58, LLC (0.01%); Transamerica Premier Life Insurance Company (12%); non-affiliates of AEGON, Allstate Insurance Company (12%); Allstate Life Insurance Company (12%); Ally Bank (17%); CMFG Life Insurance Company (8.05%); Santander Bank, N.A. (22.25%); U.S. Bancorp Community Development Corporation (19.47%); Zions Bancorporation, N.A. (6.35%)

Investments
Aegon LIHTC Fund 60, LLC	Delaware	Sole Member: Aegon Community Investments 60, LLC	Investments
Aegon LIHTC Fund 61, LLC	Delaware	Sole Member: Aegon Community Investments 61, LLC	Investments
Aegon LIHTC Fund 62, LLC	Delaware	Sole Member: Aegon Community Investments 62, LLC	Investments
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (62.2165%) ; Transamerica Premier Life Insurance Company (37.7835%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company
Aegon Market Neutral Income Fund, LLC	Delaware	AEGON USA Investment Management, LLC is the sole Member until the first Investor buys in, then the entity will be managed by a 3-Member Board of Managers.	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon Multi-Family Equity Fund, LLC	Delaware

Members: Transamerica Life Insurance Company (63%); Transamerica Financial Life Insurance Company (20%); Transamerica Premier Life Insurance Company (17%); Non-Member Manager - AMFETF Manager, LLC (0%)

Investments
Aegon Opportunity Zone Fund Joint Venture 1, LLC	Delaware	Sole Member: Aegon OZF Investments 1, LLC	Investments
Aegon Opportunity Zone Fund 2, L.P.	Delaware	Limited Partner: AEGON USA Realty Advisors, LLC (100%) General Partner: Aegon OZF Investments 2, LLC (0%)	Investments
Aegon OZF Investments 1, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
Aegon OZF Investments 2, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
Aegon Upstream Energy Fund, LLC	Delaware	Sole Member: AEGON Energy Management, LLC	Investments
AEGON USA Asset Management Holding, LLC	Iowa	Sole Member: AUSA Holding, LLC	Holding company
AEGON USA Investment Management, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
Aegon Workforce Housing Boynton Place REIT, LLC	Delaware	Sole Member: Aegon Worforce Housing Separate Account 1, LLC	Multifamily private equity structure with third-party Investor
Aegon Workforce Housing Fund 2 Holding Company, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 2, LP	Holding company
Aegon Workforce Housing Fund 2, LP	Delaware

General Partner is AWHF2 General Partner, LLC. Fund Partners: Transamerica Life Insurance Company (63%), Transamerica Financial Life Insurance Company (20%) and Transamerica Premier Life Insurance Company (17%)

Investments
Aegon Workforce Housing Fund 3 Holding Company, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 3, LP	Holding company
Aegon Workforce Housing Fund 3, LP	Delaware

General Partner is AWHF3 General Partner, LLC. Fund Partners: Transamerica Life Insurance Company (63%), Transamerica Financial Life Insurance Company (20%) and Transamerica Premier Life Insurance Company (17%)

Investments
Aegon Workforce Housing Park at Via Rosa REIT, LLC	Delaware	Sole Member: Aegon Worforce Housing Separate Account 1, LLC	Multifamily private equity structure with third-party Investor
Aegon Workforce Housing Separate Account 1, LLC	Delaware	Undecided as of 11/1/19	Multifamily private equity structure with third-party Investor

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AHDF Manager I, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
ALH Properties Eight LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	Sole Member: FGH USA LLC	Real estate
AMFETF Manager, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% Member; Cupples State LIHTC Investors, LLC - 1% Member; TAH Pentagon Funds, LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Sole Member: Garnet LIHTC Fund XXXV, LLC	Affordable housing
AUIM Credit Opportunities Fund, LLC	Delaware	Members: AEGON USA Invesmtent Management, LLC (98.36%); non-affiliate of AEGON (1.64%)	Investment vehicle
AUSA Holding, LLC	Maryland	Sole Member: 100% Transamerica Corporation	Holding company
AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate
AWHF2 General Partner, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AWHF3 General Partner, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AWHSA Manager 1, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Multifamily private equity structure with third-party Investor
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services
Barfield Ranch Associates, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- Barfield, LLC (50%)	Investments
Bay State Community Investments I, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Carle Place Leasehold SPE, LLC	Delaware	Sole Member: Transamerica Financial Life Insurance Company	Lease holder
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments
Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company
Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	Sole Member: Garnet LIHTC Fund VIII, LLC	Investments
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FGH Realty Credit LLC	Delaware	Sole Member: FGH USA, LLC	Real estate
FGH USA LLC	Delaware	Sole Member: RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	Sole Member: FGH USA LLC	Real estate
FGP West Street LLC	Delaware	Sole Member: FGP West Mezzanine LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Fifth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Management services
First FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Fourth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments III, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet ITC Fund XLIII, LLC	Delaware	Members: Garnet Community Investments XLIII, LLC (0%) asset Manager: non-affiliate of AEGON, Solar TC Corp. (100%) Investor Member	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Transamerica Life Insurance Company (.01%); non-affiliate of AEGON, Aegon Community Investments III, (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (99.99%) and Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XIV, LLC	Delaware	Members: 0.01% Garnet Community Investments, LLC (0.01%); Wells Fargo Bank, N.A. (49.995%); and Goldenrod Asset Management, Inc.(49.995%), both non-AEGON affiliates	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	Sole Member: Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non- affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)

Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Members: Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable Housing I, LLC (1%)	Investments
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: Garnet Community Investments XXXIV, LLC (99.99%) and Transamerica Premier Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as Managing Member; JPM Capital Corporation, a non-AEGON affiliate (99%) as Investor Member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non-Member Manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC a Managing Member (1%); non-AEGON affiliate, FNBC Leasing Corporation as Investor Member (99%)	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC (.01%); non-AEGON affiliate, Partner Reinsurance Company of the U.S. (99.99%)	Investments
Garnet LIHTC Fund XLI, LLC	Delaware

Members: Transamerica Life Insurance Company (9.990%) and Garnet Community Investments XLI, LLC (.01% Managing Member); non-AEGON affiliates : BBCN Bank (1.2499%), East West Bank (12.4988%), Opus Bank (12.4988%), Standard Insurance Company (24.9975%), Mutual of Omaha (12.4988%), Pacific Western Bank (7.4993%) and Principal Life Insurance Company (18.7481%).

Investments
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) Managing Member; non-affiliates of AEGON: Community Trust Bank (83.33%) Investor Member; Metropolitan Bank (16.66%) Investor Member.	Investments
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: Lion Capital Delaware, Inc.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLVI, LLC	Delaware	Members: Garnet Community Investments XLVI, LLC (0.01%) Managing Member; non-affiliate of AEGON, Standard Life Insurance Company (99.99%) Investor Member	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XLVII, LLC	Delaware

Members: Garnet Community Investments XLVII, LLC (1%) Managing Member; Transamerica Premier Life Insurance Company (14%) Investor Member; non-affiliate of AEGON: Citibank, N.A. (49%) Investor Member; New York Life Insurance Company (20.5%) Investor Member and New York Life Insurance and Annuity Corporation (15.5%) Investor Member

Investments
Garnet LIHTC Fund XLVIII, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (75.18%) and Garnet Community Investments XXXLVIII, LLC (.01%); non-affiliates of AEGON: U.S. Bancorp Community Development Corporation (21.04%), American Republic Insurance Company (2.84%), Bank of Hope (.93%)

Investments
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Imani Fe, LP	California

Partners: Garnet LIHTC Fund XIV, LL (99.99% Investor limited partner); Transamerica Affordable Housing, Inc. (non-owner special limited partner); non- affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); TAH Imani Fe GP, LLC (.0033% co-general partner); Grant Housing and Economic Development Corporation (.0033% Managing general partner)

Affordable housing
InterSecurities Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
Investors Warranty of America, LLC	Iowa	Sole Member: RCC North America LLC	Leases business equipment
Ironwood Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
LCS Associates, LLC	Delaware	Sole Member: RCC North America LLC	Investments
Life Investors Alliance LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIHTC Fund 53, LLC	Delaware	Non-Member Manager, AEGON Community Investments 53, LLC (0%); non-affiliates of AEGON: Bank of America, National Association (98%); MUFG Union Bank, N.A. (2%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
LIHTC Fund 56, LLC	Delaware	Members: Managing Member - Aegon Community Investments 56, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (90%) and MUFG Union Bank, N.A. (10%)	Investments
LIHTC Fund 59, LLC	Delaware	Members: Non-Member Manager Aegon Community Investments 59, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (99.99%); Dominium Taxable Fund II, LLC (0.01%)	Investments
LIHTC Fund XLV, LLC	Delaware	Non-Member Manager: Garnet Community Investments XLV, LLC (0%)	Investments
LIHTC Fund XLIX, LLC	Delaware	Sole Member: Garnet Community Investments XLIX, LLC	Investments
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company
Mitigation Manager, LLC	Delaware	Sole Member: RCC North America LLC	Investments
MLIC Re I, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding, LLC

Provides certain financial services for affiliates including, but not limited to, certain intellectual property, computer and computer-related software and hardware services, including procurement and contract services to some or all of the Members of the AEGON Group in the United States and Canada.

Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator
Natural Resources Alternatives Portfolio I, LLC	Delaware

Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%); Managing Member: AEGON USA Realty Advisors, LLC

Investment vehicle - to invest in Natural Resources
Natural Resources Alternatives Portfolio II, LLC	Delaware	Members: Transamerica Premier Life Insurance Company (60%); Transamerica Life Insurance Company (35%); Transamerica Financial Life Insurance Company (5%)	Investment vehicle
Natural Resources Alternatives Portfolio 3, LLC	Delaware	Members: Transamerica Life Insurance Company (55%); Transamerica Premier Life Insurance Company (35%); Transamerica Financial Life Insurance Company (10%)	Investment vehicle

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Nomagon Title Grandparent, LLC	Delaware	Sole member is AEGON USA Asset Management Holding, LLC; AEGON USA Realty Advisors, LLC is the non- member manager of this entity	Investment vehicle
Nomagon Title Holding 1, LLC	Delaware	Sole member is Nomagon Title Parent, LLC; AEGON USA Realty Advisors, LLC is the non-member manager of this entity	Investment vehicle
Nomagon Title Parent, LLC	Delaware	Sole member is Nomagon Title Grandparent, LLC; AEGON USA Realty Advisors, LLC is the non-member manager of this entity	Investment vehicle
Osceola Mitigation Partners, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- MITBK, LLC (50%)	Investmetns
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Transamerica Life Insurance Company	Marketing non-insurance products
Pine Falls Re, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Placer 400 Investors, LLC	California	Members: RCC North Amerivca LLC (50%); non-affiliate of AEGON, AKT Placer 400 Investors, LLC (50%)	Investments
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: RCC North America LLC	Owner of Core subsidiary entities
RCC North America LLC	Delaware	Sole Member: Transamerica Corporation	Real estate
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (74.4% ); Transamerica Premier Life Insurance Company (25.6%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Premier Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (53.6%).	Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Second FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% Transamerica Corporation	Dormant
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
TABR Realty Services, LLC	Delaware	Sole Member: AUSA Holding, LLC	Real estate investments
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property.
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
The AEGON Trust Advisory Board: Onno van Klinken, Mark W. Mullin, Jay Orlandi and Alexander R. Wynaendts	Delaware	100% AEGON International B.V.	Voting Trust

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
THH Acquisitions, LLC	Iowa	Sole Member - Transamerica Life Insurance Company	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Watertree Reinsurance Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: RCC North America LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary
Transamerica Asset Management, Inc.	Florida	Transamerica Premier Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer
Transamerica Casualty Insurance Company	Iowa	100% Transamerica Corporation	Insurance company
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% Transamerica Corporation; 12% Transamerica Life Insurance Company	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Fund Services, Inc.	Florida	Transamerica Premier Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	Members: 51% Beth Lewellyn; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Commonwealth General Corporation	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Insurance Company	Iowa	100% - Commonwealth General Corporation	Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Commonwealth General Corporation	Life insurance
Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company
Transamerica Pyramid Properties LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Redwood Park, LLC	Delaware	Sole Member - Transamerica Corporation	Hold property interests in Redwood Park in California
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Investment advisor
Transamerica Retirement Insurance Agency, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.
Transamerica Retirement Solutions, LLC	Delaware	Sole Member: AUSA Holding, LLC	Retirement plan services.
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Travel and Conference Services, LLC	Iowa	Sole Member: Money Services, Inc.	Travel and conference services
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Transamerica Ventures, LLC	Delaware	Sole Member: AUSA Holding, LLC	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding, LLC	Investments
United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency
Universal Benefits, LLC	Iowa	Sole Member: AUSA Holding, LLC	Third party administrator
US PENG, INC.	Delaware	Sole Member: AEGON Levensverzekering N.V.	Energy investment strategy
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	Sole Member: World Financial Group, Inc.	Marketing
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non-AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive
Zero Beta Fund, LLC	Delaware

Members are: Transamerica Life Insurance Company (33.06%); Transamerica Premier Life Insurance Company (36.40%); Transamerica Financial Life Insurance Company (18.13%); Transamerica Pacific Insurance Company, Ltd. (12.41%). Manager: AEGON USA Investment Management LLC

Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contract Owners

As of February 29, 2020, there were 99,031 Owners of the Policies for Transamerica Variable Annuity Series; and 3,996 Owners of the Policies for Members® Variable Annuity Series; and 625 Owners of the Policies for Partners Variable Annuity Series.

Item 28. Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, Transamerica Variable Funds, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. This account is a separate account of Transamerica Premier Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Brian Beitzel	(2)	Director, Treasurer and Chief Financial Officer

Joe Boan	(1)	Director, Chairman of the Board, Chief Executive Officer and Vice President

Doug Hellerman	(3)	Chief Compliance Officer and Vice President

Gregory E. Miller-Breetz	(1)	Secretary

Alison Ryan	(3)	Assistant Secretary

(1)	100 Light Street, Floor B1, Baltimore, MD 21202
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	1801 California Street, Suite 5200, Denver, CO 80202

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$71,281,867	0	0	0

(1)	Fiscal Year 2019

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31. Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32. Undertakings

(a)

Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)

Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)

Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Life Insurance Company at the address or phone number listed in the Prospectus.

(d)

Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Denver and State of Colorado, on this 28th day of April, 2020.

SEPARATE ACCOUNT VA B
Registrant

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Blake S. Bostwick
Director President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date

	*	Director and President	April 28, 2020
Blake S. Bostwick

	*	Controller and Vice President	April 28, 2020
Fred Gingerich

	*	Director and Chairman of	April 28, 2020
Mark W. Mullin		the Board

	*	Director, Chief Legal and	April 28, 2020
Jay Orlandi		Administrative Officer, Executive Vice President, Secretary and Special Counsel

	*	Director, Chief Tax Officer	April 28, 2020
David Schulz		and Senior Vice President

	*	Director, Chief Financial	April 28, 2020
C. Michiel van Katwijk		Officer, Executive Vice President and Treasurer

/s/ Brian Stallworth		Assistant Secretary	April 28, 2020
Brian Stallworth

*By: Brian Stallworth – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.